United States Securities and Exchange Commission
Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of Registered Management Investment Companies

Investment Company Act file number 811-01879

Janus Investment Fund
(Exact name of registrant as specified in charter)

151 Detroit Street, Denver, Colorado 80206
(Address of principal executive offices) (Zip code)

Abigail J. Murray, 151 Detroit Street, Denver, Colorado 80206
(Name and address of agent for service)

Registrant's telephone number, including area code: 303-333-3863

Date of fiscal year end: 6/30

Date of reporting period: 12/31/23

Item 1 - Reports to Shareholders

SEMIANNUAL REPORT December 31, 2023

Janus Henderson Absolute Return Income Opportunities Fund

Janus Investment Fund

HIGHLIGHTS • Investment strategy behind your fund • Fund performance, characteristics and holdings

Janus Henderson Absolute Return Income Opportunities Fund

Daniel Siluk co-portfolio manager	Dylan Bourke co-portfolio manager	Jason England co-portfolio manager

Important Notice – Tailored Shareholder Reports

Effective January 24, 2023, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments that require mutual funds and exchange-traded funds to provide shareholders with streamlined annual and semi-annual shareholder reports that highlight key information. Other information, including financial statements, that currently appears in shareholder reports will be made available online, delivered free of charge to shareholders upon request, and filed with the SEC. The first tailored shareholder report for the Fund will be for the reporting period ending June 30, 2024. Currently, management is evaluating the impact of the rule and form amendments on the content of the Fund’s current shareholder reports.

Janus Henderson Absolute Return Income Opportunities Fund (unaudited)

Fund At A Glance

December 31, 2023

Fund Profile
30-day SEC Yield*	Without Reimbursement	With Reimbursement
Class A Shares NAV	4.23%	4.98%
Class A Shares MOP	4.03%	4.74%
Class C Shares**	3.42%	4.22%
Class D Shares	4.41%	5.18%
Class I Shares	4.49%	5.23%
Class N Shares	4.19%	5.31%
Class R Shares	3.06%	4.54%
Class S Shares	3.21%	4.80%
Class T Shares	4.29%	5.06%
Weighted Average Maturity		2.8 Years
Average Effective Duration***		1.1 Years
* Yield will fluctuate.
** Does not include the 1.00% contingent deferred sales charge.
*** A theoretical measure of price volatility.

Ratings† Summary - (% of Total Investments)
A	12.1%
AAA	9.1%
B1	0.6%
BBB	53.5%
BBB-	3.1%
Ba1	10.7%
Ba2	4.4%
Ba3	1.7%
Other	4.8%

† Credit ratings provided by Standard & Poor's (S&P), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality. "Other" includes cash equivalents, equity securities, and certain derivative instruments.

Significant Areas of Investment - (% of Net Assets)

Asset Allocation - (% of Net Assets)
Corporate Bonds	75.8%
Asset-Backed/Commercial Mortgage-Backed Securities	6.0%
Foreign Government Bonds	5.7%
Commercial Paper	4.5%
Investment Companies	2.2%
OTC Purchased Put Credit Default Swaptions – Buy Protection – Puts	0.1%
Other	5.7%
100.0%

Janus Investment Fund	1

Janus Henderson Absolute Return Income Opportunities Fund (unaudited)

Performance

See important disclosures on the next page.

Average Annual Total Return - for the periods ended December 31, 2023					Prospectus Expense Ratios
	Fiscal Year-to-Date	One Year	Five Year	Since Inception*	Total Annual Fund Operating Expenses‡	Net Annual Fund Operating Expenses‡
Class A Shares at NAV	3.87%	6.64%	2.14%	1.16%	1.51%	0.96%
Class A Shares at MOP	-1.03%	1.56%	1.16%	0.65%
Class C Shares at NAV	3.48%	5.86%	1.40%	0.43%	2.26%	1.72%
Class C Shares at CDSC	2.48%	4.86%	1.40%	0.43%
Class D Shares	3.97%	6.85%	2.30%	1.28%	1.34%	0.77%
Class I Shares	4.10%	7.01%	2.36%	1.41%	1.25%	0.73%
Class N Shares	4.03%	6.98%	2.45%	1.45%	1.64%	0.64%
Class R Shares	3.65%	6.07%	1.69%	0.71%	2.58%	1.38%
Class S Shares	3.78%	6.33%	1.93%	0.94%	2.73%	1.13%
Class T Shares	3.92%	6.74%	2.20%	1.22%	1.44%	0.88%
FTSE 3-Month U.S. Treasury Bill Index	2.80%	5.26%	1.91%	1.31%
Morningstar Quartile - Class I Shares	-	3rd	3rd	3rd
Morningstar Ranking - based on total returns for Nontraditional Bond Funds	-	171/309	141/265	157/216

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.668.0434 (or 800.525.3713 if you hold shares directly with Janus Henderson) or visit janushenderson.com/performance (or janushenderson.com/allfunds if you hold shares directly with Janus Henderson).

Maximum Offering Price (MOP) returns include the maximum sales charge of 4.75%. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

CDSC returns include a 1% contingent deferred sales charge (CDSC) on Shares redeemed within 12 months of purchase. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

2	DECEMBER 31, 2023

Janus Henderson Absolute Return Income Opportunities Fund (unaudited)

Performance

Performance may be affected by risks that include those associated with foreign and emerging markets, fixed income securities, high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), Environmental, Social and Governance (ESG) factors, non-diversification, portfolio turnover, derivatives, short sales, initial public offerings (IPOs) and potential conflicts of interest. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.

Returns include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

Class R Shares commenced operations on February 6, 2015. Performance shown for periods prior to February 6, 2015, reflects the historical performance of the Fund’s Class I Shares, calculated using the fees and expenses of Class R Shares, without the effect of any applicable fee and expense limitations or waivers.

If Class R Shares of the Fund had been available during periods prior to February 6, 2015, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of Class R Shares reflects the fees and expenses of Class R Shares, net of any applicable fee and expense limitations or waivers. Please refer to the Fund’s prospectuses for further details concerning historical performance.

Ranking is for the share class shown only; other classes may have different performance characteristics. When an expense waiver is in effect, it may have a material effect on the total return, and therefore the ranking for the period.

© 2023 Morningstar, Inc. All Rights Reserved.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged.

See “Useful Information About Your Fund Report.”

*The Fund’s inception date – May 27, 2014

‡ As stated in the prospectus. Net expense ratios reflect the expense waiver, if any, contractually agreed to for at least a one-year period commencing on October 27, 2023. This contractual waiver may be terminated or modified only at the discretion of the Board of Trustees. See Financial Highlights for actual expense ratios during the reporting period.

Janus Investment Fund	3

Janus Henderson Absolute Return Income Opportunities Fund (unaudited)

Expense Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges (loads) on purchase payments (applicable to Class A Shares only); and (2) ongoing costs, including management fees; 12b-1 distribution and shareholder servicing fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in any share class or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. These fees are fully described in the Fund’s prospectuses. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (7/1/23)	Ending Account Value (12/31/23)	Expenses Paid During Period (7/1/23 - 12/31/23)†	Beginning Account Value (7/1/23)	Ending Account Value (12/31/23)	Expenses Paid During Period (7/1/23 - 12/31/23)†	Net Annualized Expense Ratio (7/1/23 - 12/31/23)
Class A Shares	$1,000.00	$1,038.70	$4.87	$1,000.00	$1,020.36	$4.82	0.95%
Class C Shares	$1,000.00	$1,034.80	$8.70	$1,000.00	$1,016.59	$8.62	1.70%
Class D Shares	$1,000.00	$1,039.70	$3.90	$1,000.00	$1,021.32	$3.86	0.76%
Class I Shares	$1,000.00	$1,041.00	$3.75	$1,000.00	$1,021.47	$3.71	0.73%
Class N Shares	$1,000.00	$1,040.30	$3.23	$1,000.00	$1,021.97	$3.20	0.63%
Class R Shares	$1,000.00	$1,036.50	$7.06	$1,000.00	$1,018.20	$7.00	1.38%
Class S Shares	$1,000.00	$1,037.80	$5.79	$1,000.00	$1,019.46	$5.74	1.13%
Class T Shares	$1,000.00	$1,039.20	$4.41	$1,000.00	$1,020.81	$4.37	0.86%
†

Expenses Paid During Period are equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Fund’s prospectuses for more information regarding waivers and/or reimbursements.

4	DECEMBER 31, 2023

Janus Henderson Absolute Return Income Opportunities Fund

Schedule of Investments (unaudited)

December 31, 2023

Shares or Principal Amounts			Value
Asset-Backed/Commercial Mortgage-Backed Securities– 6.0%
CENT Trust 2023-CITY A,
CME Term SOFR 1 Month + 2.6200%, 7.9818%, 9/15/38 (144A)‡	$300,000		$301,551
Connecticut Avenue Securities Trust 2021-R01 1M2,
US 30 Day Average SOFR + 1.5500%, 6.8874%, 10/25/41 (144A)‡	163,056		162,038
Connecticut Avenue Securities Trust 2022-R01 1M1,
US 30 Day Average SOFR + 1.0000%, 6.3374%, 12/25/41 (144A)‡	142,416		142,107
Connecticut Avenue Securities Trust 2022-R05 2M1,
US 30 Day Average SOFR + 1.9000%, 7.2374%, 4/25/42 (144A)‡	56,876		57,061
Connecticut Avenue Securities Trust 2022-R08 1M1,
US 30 Day Average SOFR + 2.5500%, 7.8874%, 7/25/42 (144A)‡	69,159		70,737
Connecticut Avenue Securities Trust 2022-R09 2M1,
US 30 Day Average SOFR + 2.5000%, 7.8374%, 9/25/42 (144A)‡	246,231		249,942
Connecticut Avenue Securities Trust 2023-R01 1M1,
US 30 Day Average SOFR + 2.4000%, 7.7374%, 12/25/42 (144A)‡	300,251		305,022
Connecticut Avenue Securities Trust 2023-R03 2M1,
US 30 Day Average SOFR + 2.5000%, 7.8374%, 4/25/43 (144A)‡	147,006		147,005
Connecticut Avenue Securities Trust 2023-R04 1M1,
US 30 Day Average SOFR + 2.3000%, 7.6374%, 5/25/43 (144A)‡	184,232		186,832
Connecticut Avenue Securities Trust 2023-R06 1M1,
US 30 Day Average SOFR + 1.7000%, 7.0374%, 7/25/43 (144A)‡	174,420		174,418
FirstMac Mortgage Funding Trust No 4 Series 1-2018,
30 Day Australian Bank Bill Rate + 1.5000%, 5.7953%, 3/8/49‡	131,338	AUD	89,481
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA2 M2,
US 30 Day Average SOFR + 2.3000%, 7.6374%, 8/25/33 (144A)‡	125,961		126,787
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA7 M1,
US 30 Day Average SOFR + 0.8500%, 6.1874%, 11/25/41 (144A)‡	23,010		22,900
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA6 M1A,
US 30 Day Average SOFR + 2.1500%, 7.4874%, 9/25/42 (144A)‡	81,895		82,591
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA3 M1A,
US 30 Day Average SOFR + 2.3000%, 7.6374%, 8/25/42 (144A)‡	113,684		115,436
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-DNA1 M1A,
US 30 Day Average SOFR + 2.1000%, 7.4374%, 3/25/43 (144A)‡	204,240		206,045
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-DNA2 M1A,
US 30 Day Average SOFR + 2.1000%, 7.4374%, 4/25/43 (144A)‡	54,978		54,978
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA1 M1A,
US 30 Day Average SOFR + 2.0000%, 7.3374%, 5/25/43 (144A)‡	127,601		127,600
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA2 M1A,
US 30 Day Average SOFR + 2.0000%, 7.3374%, 6/25/43 (144A)‡	407,149		409,722
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA3 M1,
US 30 Day Average SOFR + 1.8500%, 7.1874%, 11/25/43 (144A)‡	96,680		96,679
TORRENS Series 2014-2 Trust,
30 Day Australian Bank Bill Rate + 1.6000%, 5.9041%, 1/12/46‡	324,096	AUD	221,031
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $3,340,246)			3,349,963
Corporate Bonds– 75.8%
Banking – 15.0%
Australia & New Zealand Banking Group Ltd,
90 Day Australian Bank Bill Rate + 2.0000%, 6.3326%, 7/26/29‡	1,800,000	AUD	1,232,076
Australian Central Credit Union Ltd,
90 Day Australian Bank Bill Rate + 2.4000%, 6.7625%, 9/16/31‡	200,000	AUD	131,971
Commonwealth Bank of Australia,
90 Day Australian Bank Bill Rate + 1.3200%, 5.7028%, 8/20/31‡	1,500,000	AUD	1,015,255
ING Groep NV, SOFR + 1.5600%, 6.0830%, 9/11/27‡	600,000		612,302
Lloyds Banking Group PLC,
US Treasury Yield Curve Rate 1 Year + 1.4800%, 5.9850%, 8/7/27‡	300,000		305,265
Macquarie Bank Ltd,
90 Day Australian Bank Bill Rate + 1.5500%, 5.9125%, 6/17/31‡	2,880,000	AUD	1,956,341
National Australia Bank Ltd,
90 Day Australian Bank Bill Rate + 2.0200%, 6.4028%, 11/18/31‡	2,300,000	AUD	1,583,033
Standard Chartered PLC,
90 Day Australian Bank Bill Rate + 1.8500%, 6.2100%, 6/28/25‡	320,000	AUD	218,420

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	5

Janus Henderson Absolute Return Income Opportunities Fund

Schedule of Investments (unaudited)

December 31, 2023

Shares or Principal Amounts			Value
Corporate Bonds– (continued)
Banking– (continued)
Westpac Banking Corp,
90 Day Australian Bank Bill Rate + 1.9800%, 6.3575%, 8/27/29‡	2,000,000	AUD	$1,369,933
			8,424,596
Basic Industry – 1.1%
Celanese US Holdings LLC, 6.1650%, 7/15/27	$600,000		615,213
Brokerage – 1.0%
LPL Holdings Inc, 4.6250%, 11/15/27 (144A)	600,000		579,500
Capital Goods – 3.8%
Ashtead Capital Inc, 1.5000%, 8/12/26 (144A)	625,000		566,657
Boeing Co, 2.1960%, 2/4/26	650,000		614,176
Regal Rexnord Corp, 6.0500%, 2/15/26 (144A)	950,000		960,500
			2,141,333
Communications – 0.8%
Warnermedia Holdings Inc, 6.4120%, 3/15/26	450,000		450,306
Consumer Cyclical – 11.5%
Ford Motor Credit Co LLC, 2.3000%, 2/10/25	1,070,000		1,028,988
General Motors Financial Co Inc, 1.0500%, 3/8/24	680,000		673,888
General Motors Financial Co Inc, 5.4000%, 4/6/26	705,000		709,469
Hyundai Capital America, 5.5000%, 3/30/26 (144A)	950,000		954,930
LKQ Corp, 5.7500%, 6/15/28	600,000		614,083
VICI Properties LP / Vici Note Co Inc, 4.6250%, 6/15/25 (144A)	966,000		948,853
Volkswagen Financial Services Australia Pty Ltd, 2.4000%, 8/28/24	2,300,000	AUD	1,539,833
			6,470,044
Consumer Non-Cyclical – 2.5%
Teva Pharmaceutical Finance Netherlands III BV, 3.1500%, 10/1/26	700,000		648,130
Universal Health Services Inc, 1.6500%, 9/1/26	825,000		750,620
			1,398,750
Electric – 2.3%
NRG Energy Inc, 2.4500%, 12/2/27 (144A)	553,000		498,577
Vistra Operations Co LLC, 4.8750%, 5/13/24 (144A)	600,000		596,610
Vistra Operations Co LLC, 5.1250%, 5/13/25 (144A)	187,000		185,181
			1,280,368
Energy – 4.3%
Antero Resources Corp, 8.3750%, 7/15/26 (144A)	600,000		618,000
Columbia Pipelines Holding Company LLC, 6.0550%, 8/15/26 (144A)	125,000		127,955
EnLink Midstream Partners LP, 4.8500%, 7/15/26	285,000		279,213
Hess Midstream Operations LP, 5.6250%, 2/15/26 (144A)	550,000		545,974
Occidental Petroleum Corp, 3.4000%, 4/15/26	275,000		262,677
Occidental Petroleum Corp, 8.5000%, 7/15/27	545,000		594,471
			2,428,290
Finance Companies – 14.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust,
1.6500%, 10/29/24	200,000		193,021
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 1.7500%, 1/30/26	350,000		325,019
AerCap Ireland Capital DAC / AerCap Global Aviation Trust,
2.4500%, 10/29/26	425,000		393,517
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 6.1000%, 1/15/27	200,000		204,268
AerCap Ireland Capital DAC / AerCap Global Aviation Trust,
6.4500%, 4/15/27 (144A)	297,000		307,519
Air Lease Corp, 1.8750%, 8/15/26	450,000		413,915
Air Lease Corp, 2.1000%, 9/1/28	360,000		315,052
Aviation Capital Group LLC, 1.9500%, 1/30/26 (144A)	1,000,000		926,840
Aviation Capital Group LLC, 1.9500%, 9/20/26 (144A)	200,000		181,472
Blackstone Private Credit Fund, 3.2500%, 3/15/27	550,000		504,540
Heartland Australia Group Pty Ltd,
90 Day Australian Bank Bill Rate + 2.0000%, 6.1394%, 7/9/24‡	2,500,000	AUD	1,697,193
OneMain Finance Corp, 7.1250%, 3/15/26	215,000		219,040
OWL Rock Core Income Corp, 5.5000%, 3/21/25	775,000		764,038
PennyMac Financial Services Inc, 5.3750%, 10/15/25 (144A)	350,000		345,897

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

6	DECEMBER 31, 2023

Janus Henderson Absolute Return Income Opportunities Fund

Schedule of Investments (unaudited)

December 31, 2023

Shares or Principal Amounts			Value
Corporate Bonds– (continued)
Finance Companies– (continued)
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc,
2.8750%, 10/15/26 (144A)	$750,000		$691,875
Springleaf Finance Corp, 6.8750%, 3/15/25	345,000		349,237
			7,832,443
Financial Institutions – 4.8%
GGAM Finance Ltd, 7.7500%, 5/15/26 (144A)	300,000		304,499
Liberty Financial Pty Ltd,
90 Day Australian Bank Bill Rate + 2.3500%, 6.7275%, 2/26/24‡	2,000,000	AUD	1,360,205
Liberty Financial Pty Ltd,
90 Day Australian Bank Bill Rate + 2.4500%, 6.8125%, 3/17/25‡	610,000	AUD	411,313
QIC Finance Shopping Center Fund Pty Ltd,
90 Day Australian Bank Bill Rate + 1.2700%, 5.6674%, 8/15/25‡	880,000	AUD	598,530
			2,674,547
Industrial – 1.3%
Downer Group Finance Pty Ltd, 3.7000%, 4/29/26	1,100,000	AUD	718,889
Insurance – 4.7%
Athene Global Funding, 1.6080%, 6/29/26 (144A)	1,022,000		924,489
Centene Corp, 4.2500%, 12/15/27	575,000		554,043
Insurance Australia Group Ltd,
90 Day Australian Bank Bill Rate + 2.1000%, 6.4500%, 6/15/44‡	200,000	AUD	136,589
Insurance Australia Group Ltd,
90 Day Australian Bank Bill Rate + 2.3500%, 6.7000%, 6/15/45‡	620,000	AUD	425,048
Suncorp Group Ltd,
90 Day Australian Bank Bill Rate + 2.3000%, 6.6696%, 6/1/37‡	850,000	AUD	585,520
			2,625,689
Real Estate Investment Trusts (REITs) – 2.4%
Vicinity Centres Trust, 4.0000%, 4/26/27	2,020,000	AUD	1,331,207
Technology – 6.3%
Broadcom Inc, 1.9500%, 2/15/28 (144A)	695,000		623,441
Global Payments Inc, 4.9500%, 8/15/27	670,000		671,066
MSCI Inc, 4.0000%, 11/15/29 (144A)	615,000		578,025
Qorvo Inc, 1.7500%, 12/15/24	750,000		719,590
SK Hynix Inc, 1.0000%, 1/19/24 (144A)	920,000		918,096
			3,510,218
Total Corporate Bonds (cost $43,917,229)			42,481,393
Foreign Government Bonds– 5.7%
New Zealand Government Bond, 0.5000%, 5/15/24((cost $3,083,752)	5,145,000	NZD	3,193,291
Investment Companies– 2.2%
Exchange-Traded Funds (ETFs) – 2.2%
Janus Henderson AAA CLO£((cost $1,239,780)	25,100		1,262,530
Commercial Paper– 4.5%
Aviation Capital Group LLC, 0%, 1/3/24 (Section 4(2))◊	$500,000		499,618
Energy Transfer LP, 0%, 1/2/24◊	750,000		749,523
Global Payments Inc, 0%, 1/2/24◊	750,000		749,502
Harley Davidson Financial Services Inc, 0%, 1/4/24 (Section 4(2))◊	500,000		499,539
Total Commercial Paper (cost $2,498,471)			2,498,182
OTC Purchased Put Credit Default Swaptions – Buy Protection– 0.1%
Counterparty/Reference Asset
Goldman Sachs International:
CDX HY CDSI GEN S41 V2 5Y SPRD CORP, Credit Default Swap, maturing 12/20/28, fixed rate 5.0000%, payment frequency: Quarterly,
Notional amount $7,500,000, premiums paid $55,131, unrealized depreciation $(16,711), exercise price $100.00, expires 6/20/24*	7,500,000		38,420

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	7

Janus Henderson Absolute Return Income Opportunities Fund

Schedule of Investments (unaudited)

December 31, 2023

Shares or Principal Amounts		Value
OTC Purchased Put Credit Default Swaptions – Buy Protection– (continued)
Counterparty/Reference Asset
CDX HY CDSI GEN S41 V2 5Y SPRD CORP, Credit Default Swap, maturing 12/20/28, fixed rate 5.0000%, payment frequency: Quarterly,
Notional amount $3,000,000, premiums paid $26,878, unrealized depreciation $(11,510), exercise price $100.00, expires 6/20/24*	3,000,000	$15,368
Total OTC Purchased Put Credit Default Swaptions – Buy Protection (premiums paid $82,009, unrealized depreciation $(28,221))		53,788
Total Investments (total cost $54,161,487) – 94.3%		52,839,147
Cash, Receivables and Other Assets, net of Liabilities – 5.7%		3,168,395
Net Assets – 100%		$56,007,542

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$28,245,695	53.5%
Australia	13,166,422	24.9
New Zealand	4,890,484	9.2
Ireland	1,727,843	3.3
Germany	1,539,833	2.9
United Kingdom	1,090,342	2.1
South Korea	918,096	1.7
Israel	648,130	1.2
Netherlands	612,302	1.2

Total	$52,839,147	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/23
Investment Companies - 2.2%
Exchange-Traded Funds (ETFs) - 2.2%
Janus Henderson AAA CLO	$47,732	$-	$11,295	$1,262,530

	Value at 6/30/23	Purchases	Sales Proceeds	Value at 12/31/23
Investment Companies - 2.2%
Exchange-Traded Funds (ETFs) - 2.2%
Janus Henderson AAA CLO	1,251,235	-	-	1,262,530

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

8	DECEMBER 31, 2023

Janus Henderson Absolute Return Income Opportunities Fund

Schedule of Investments (unaudited)

December 31, 2023

Schedule of Forward Foreign Currency Exchange Contracts

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
BNP Paribas:
Japanese Yen	1/4/24	(159,000,000)	$1,118,803	(9,017)
Citibank, National Association:
New Zealand Dollar	1/25/24	(5,260,000)	3,063,476	(260,635)
HSBC Securities (USA), Inc.:
Australian Dollar	1/25/24	2,500,000	(1,653,826)	50,930
Japanese Yen	1/4/24	(239,000,000)	1,687,455	(7,820)

				43,110
Morgan Stanley & Co. International PLC:
Australian Dollar	1/25/24	(27,400,000)	17,387,821	(1,296,307)
Total				$(1,522,849)

Schedule of Futures

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Long:
2 Year US Treasury Note	29	4/3/24	$5,971,508	$49,844
Futures Short:
5 Year US Treasury Note	18	4/3/24	(1,957,922)	(36,281)
90-Day Bank Bill	70	3/8/24	(47,306,196)	(874)
Total - Futures Short				(37,155)
Total				$12,689

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	9

Janus Henderson Absolute Return Income Opportunities Fund

Schedule of Investments (unaudited)

December 31, 2023

Schedule of OTC Written Credit Default Swaptions
Counterparty/ Reference Asset	Description	Exercise Price		Expiration Date	Notional Amount	Premiums Received	Unrealized Appreciation/ (Depreciation)	Swaptions Written, at Value
Written Put Swaptions - Sell Protection:
Goldman Sachs International:
CDX HY CDSI GEN S41 V2 5Y SPRD CORP	Credit Default Swap, S&P Credit Rating: NR, maturing 12/20/28, fixed rate 5%, payment frequency: Quarterly	96.00	USD	6/20/24	$7,500,000	$(27,198)	$8,900	$(18,298)
CDX HY CDSI GEN S41 V2 5Y SPRD CORP	Credit Default Swap, S&P Credit Rating: NR, maturing 12/20/28, fixed rate 5%, payment frequency: Quarterly	96.00	USD	6/20/24	3,000,000	(14,865)	7,546	(7,319)
Total - Written Put Swaptions - Sell Protection						(42,063)	16,446	(25,617)
Total OTC Written Credit Default Swaptions						$(42,063)	$16,446	$(25,617)

Schedule of Centrally Cleared Interest Rate Swaps
Payments made by Fund	Payments received by Fund	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
NDBB3M	5.6150% Fixed Rate	Quarterly	7/13/25	863,400	NZD	$-	$13,305	$13,305
NDBB3M	5.3775% Fixed Rate	Quarterly	7/19/25	863,400	NZD	-	10,976	10,976
NDBB3M	5.4400% Fixed Rate	Quarterly	7/27/25	1,650,000	NZD	-	22,670	22,670
NDBB3M	5.5100% Fixed Rate	Quarterly	8/16/25	820,000	NZD	-	12,466	12,466
NDBB3M	5.6213% Fixed Rate	Quarterly	10/25/25	1,600,000	NZD	-	15,348	15,348
4.4063% Fixed Rate	NDBB3M	Quarterly	10/23/25	1,500,000	AUD	-	(9,076)	(9,076)
NDBB3M	5.3125% Fixed Rate	Quarterly	11/9/25	1,600,000	NZD	-	10,126	10,126
4.5330% Fixed Rate	NDBB3M	Quarterly	11/8/25	1,487,500	AUD	-	(11,337)	(11,337)
Total						$-	$64,478	$64,478

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

10	DECEMBER 31, 2023

Janus Henderson Absolute Return Income Opportunities Fund

Schedule of Investments (unaudited)

December 31, 2023

The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of December 31, 2023.

Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of December 31, 2023

	Credit Contracts	Currency Contracts	Interest Rate Contracts	Total
Asset Derivatives:
Forward foreign currency exchange contracts	$ -	$ 50,930	$ -	$ 50,930
Purchased swaption contracts, at value	53,788	-	-	$ 53,788
*Futures contracts	-	-	49,844	$ 49,844
*Swaps - centrally cleared	-	-	84,891	$ 84,891

Total Asset Derivatives	$53,788	$ 50,930	$ 134,735	$ 239,453
Liability Derivatives:
Forward foreign currency exchange contracts	$ -	$ 1,573,779	$ -	$ 1,573,779
Swaptions written, at value	25,617	-	-	$ 25,617
*Futures contracts	-	-	37,155	$ 37,155
*Swaps - centrally cleared	-	-	20,413	$ 20,413

Total Liability Derivatives	$25,617	$ 1,573,779	$ 57,568	$ 1,656,964

*The fair value presented includes net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps. In the Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	11

Janus Henderson Absolute Return Income Opportunities Fund

Schedule of Investments (unaudited)

December 31, 2023

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the period ended December 31, 2023.

The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the period ended December 31, 2023

Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative	Credit Contracts	Currency Contracts	Interest Rate Contracts	Total
Futures contracts	$ -	$ -	$ 3,822	$ 3,822
Forward foreign currency exchange contracts	-	1,022,829	-	$ 1,022,829
Swap contracts	-	-	(43,917)	$ (43,917)

Total	$ -	$ 1,022,829	$ (40,095)	$ 982,734

Amount of Change in Unrealized Appreciation/Depreciation Recognized on Derivatives
Derivative	Credit Contracts	Currency Contracts	Interest Rate Contracts	Total
Futures contracts	$ -	$ -	$ 12,549	$ 12,549
Forward foreign currency exchange contracts	-	(1,353,675)	-	$ (1,353,675)
Purchased swaption contracts	(28,221)	-	-	$ (28,221)
Swap contracts			64,478	$ 64,478
Written swaption contracts	16,446	-	-	$ 16,446

Total	$(11,775)	$ (1,353,675)	$ 77,027	$ (1,288,423)

Please see the "Net Realized Gain/(Loss) on Investments" and "Change in Unrealized Net Appreciation/Depreciation" sections of the Fund’s Statement of Operations.

Average Ending Monthly Value of Derivative Instruments During the Period Ended December 31, 2023

Forward foreign currency exchange contracts:
Average amounts purchased - in USD	$ 461,748
Average amounts sold - in USD	23,983,528
Futures contracts:
Average notional amount of contracts - long	6,092,364
Average notional amount of contracts - short	9,227,142
Interest rate swaps:
Average notional amount - pay fixed rate/receive floating rate	855,357
Average notional amount - receive fixed rate/pay floating rate	4,835,471
Swaptions:
Average value of swaption contracts purchased	7,684
Average value of swaption contracts written	3,660

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

12	DECEMBER 31, 2023

Janus Henderson Absolute Return Income Opportunities Fund

Schedule of Investments (unaudited)

December 31, 2023

Offsetting of Financial Assets and Derivative Assets

	Gross Amounts
	of Recognized	Offsetting Asset	Collateral
Counterparty	Assets	or Liability(a)	Pledged(b)	Net Amount

Goldman Sachs International	$53,788	$(25,617)	$—	$28,171
HSBC Securities (USA), Inc.	50,930	(7,820)	—	43,110

Total	$104,718	$(33,437)	$—	$71,281
Offsetting of Financial Liabilities and Derivative Liabilities

	Gross Amounts
	of Recognized	Offsetting Asset	Collateral
Counterparty	Liabilities	or Liability(a)	Pledged(b)	Net Amount

BNP Paribas	$9,017	$—	$—	$9,017
Citibank, National Association	260,635	—	—	260,635
Goldman Sachs International	25,617	(25,617)	—	—
HSBC Securities (USA), Inc.	7,820	(7,820)	—	—
Morgan Stanley & Co. International PLC	1,296,307	—	—	1,296,307

Total	$1,599,396	$(33,437)	$—	$1,565,959
(a)

Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	13

Janus Henderson Absolute Return Income Opportunities Fund

Notes to Schedule of Investments and Other Information (unaudited)

FTSE 3-Month U.S. Treasury Bill Index	FTSE 3-Month U.S. Treasury Bill Index reflects the performance of short-term U.S. government debt securities.

LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2023 is $15,424,340, which represents 27.5% of net assets.

4(2)

Securities sold under Section 4(2) of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 4(2) securities as of the period ended December 31, 2023 is $999,157, which represents 1.8% of net assets.

*	Non-income producing security.

‡

Variable or floating rate security. Rate shown is the current rate as of December 31, 2023. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

◊	Zero coupon bond.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

14	DECEMBER 31, 2023

Janus Henderson Absolute Return Income Opportunities Fund

Notes to Schedule of Investments and Other Information (unaudited)

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2023. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$3,349,963	$-
Corporate Bonds	-	42,481,393	-
Foreign Government Bonds	-	3,193,291	-
Investment Companies	1,262,530	-	-
Commercial Paper	-	2,498,182	-
OTC Purchased Put Credit Default Swaptions – Buy Protection	-	53,788	-
Total Investments in Securities	$1,262,530	$51,576,617	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	50,930	-
Futures Contracts	49,844	-	-
Centrally Cleared Swaps	-	84,891	-
Total Assets	$1,312,374	$51,712,438	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$1,573,779	$-
Futures Contracts	37,155	-	-
Centrally Cleared Swaps	-	20,413	-
Swaptions Written, at Value	-	25,617	-
Total Liabilities	$37,155	$1,619,809	$-

(a)

Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Janus Investment Fund	15

Janus Henderson Absolute Return Income Opportunities Fund

Statement of Assets and Liabilities (unaudited)

December 31, 2023

See footnotes at the end of the Statement.

Assets:
Unaffiliated investments, at value (cost $52,839,698)	$51,522,829
Affiliated investments, at value (cost $1,239,780)	1,262,530
Purchased swaptions, at value (premiums paid $82,009)	53,788
Cash	1,332,533
Deposits with brokers for centrally cleared derivatives	37,242
Deposits with brokers for futures	290,000
Forward foreign currency exchange contracts	50,930
Cash denominated in foreign currency (cost $3,335,017)	3,335,017
Variation margin receivable on futures contracts	1,609
Trustees' deferred compensation	1,532
Receivables:
Interest	422,881
Fund shares sold	242,083
Due from adviser	42,224
Other assets	30,787
Total Assets	58,625,985
Liabilities:
Forward foreign currency exchange contracts	1,573,779
Swaptions written, at value (premiums received $42,063)	25,617
Variation margin payable on futures contracts	1,547
Variation margin payable on centrally cleared swaps	239
Payables:	—
Investments purchased	499,919
Fund shares repurchased	286,186
Professional fees	68,437
Advisory fees	31,787
Dividends	10,989
Transfer agent fees and expenses	7,707
12b-1 Distribution and shareholder servicing fees	5,591
Custodian fees	3,655
Trustees' deferred compensation fees	1,532
Affiliated fund administration fees payable	120
Trustees' fees and expenses	71
Accrued expenses and other payables	101,267
Total Liabilities	2,618,443
Commitments and contingent liabilities (Note 4)
Net Assets	$56,007,542

See Notes to Financial Statements.

16	DECEMBER 31, 2023

Janus Henderson Absolute Return Income Opportunities Fund

Statement of Assets and Liabilities (unaudited)

December 31, 2023

Net Assets Consist of:
Capital (par value and paid-in surplus)	$237,329,939
Total distributable earnings (loss)	(181,322,397)
Total Net Assets	$56,007,542
Net Assets - Class A Shares	$8,823,760
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	997,197
Net Asset Value Per Share(1)	$8.85
Maximum Offering Price Per Share(2)	$9.29
Net Assets - Class C Shares	$3,887,778
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	439,731
Net Asset Value Per Share(1)	$8.84
Net Assets - Class D Shares	$18,226,187
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,059,279
Net Asset Value Per Share	$8.85
Net Assets - Class I Shares	$17,203,579
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,944,850
Net Asset Value Per Share	$8.85
Net Assets - Class N Shares	$765,898
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	86,556
Net Asset Value Per Share	$8.85
Net Assets - Class R Shares	$403,725
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	45,596
Net Asset Value Per Share	$8.85
Net Assets - Class S Shares	$357,105
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	40,333
Net Asset Value Per Share	$8.85
Net Assets - Class T Shares	$6,339,510
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	717,016
Net Asset Value Per Share	$8.84

(1) Redemption price per share may be reduced for any applicable contingent deferred sales charge. (2) Maximum offering price is computed at 100/95.25 of net asset value.

See Notes to Financial Statements.

Janus Investment Fund	17

Janus Henderson Absolute Return Income Opportunities Fund

Statement of Operations (unaudited)

For the period ended December 31, 2023

Investment Income:
Interest	$1,294,880
Dividends from affiliates	47,732
Other income	17,780
Total Investment Income	1,360,392
Expenses:
Advisory fees	182,929
12b-1 Distribution and shareholder servicing fees:
Class A Shares	11,136
Class C Shares	20,011
Class R Shares	1,040
Class S Shares	429
Transfer agent administrative fees and expenses:
Class D Shares	10,379
Class R Shares	520
Class S Shares	429
Class T Shares	7,919
Transfer agent networking and omnibus fees:
Class A Shares	3,046
Class C Shares	1,367
Class I Shares	8,340
Other transfer agent fees and expenses:
Class A Shares	296
Class C Shares	111
Class D Shares	1,593
Class I Shares	535
Class N Shares	20
Class R Shares	8
Class S Shares	6
Class T Shares	103
Registration fees	46,037
Professional fees	38,076
Non-affiliated fund administration fees	34,965
Accounting systems fee	18,721
Custodian fees	5,425
Shareholder reports expense	4,294
Affiliated fund administration fees	703
Trustees’ fees and expenses	559
Other expenses	14,777
Total Expenses	413,774
Less: Excess Expense Reimbursement and Waivers	(169,137)
Net Expenses	244,637
Net Investment Income/(Loss)	1,115,755

See Notes to Financial Statements.

18	DECEMBER 31, 2023

Janus Henderson Absolute Return Income Opportunities Fund

Statement of Operations (unaudited)

For the period ended December 31, 2023

Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	$(497,159)
Forward foreign currency exchange contracts	1,022,829
Futures contracts	3,822
Swap contracts	(43,917)
Total Net Realized Gain/(Loss) on Investments	485,575
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees’ deferred compensation	1,853,973
Investments in affiliates	11,295
Purchased swaption contracts	(28,221)
Forward foreign currency exchange contracts	(1,353,675)
Futures contracts	12,549
Swap contracts	64,478
Written swaption contracts	16,446
Total Change in Unrealized Net Appreciation/Depreciation	576,845
Net Increase/(Decrease) in Net Assets Resulting from Operations	$2,178,175

See Notes to Financial Statements.

Janus Investment Fund	19

Janus Henderson Absolute Return Income Opportunities Fund

Statements of Changes in Net Assets

	Period ended December 31, 2023 (unaudited)	Year ended June 30, 2023

Operations:
Net investment income/(loss)	$1,115,755	$1,703,396
Net realized gain/(loss) on investments	485,575	(174,583)
Change in unrealized net appreciation/depreciation	576,845	1,162,975
Net Increase/(Decrease) in Net Assets Resulting from Operations	2,178,175	2,691,788
Dividends and Distributions to Shareholders:
Class A Shares	(175,962)	(258,322)
Class C Shares	(63,779)	(125,496)
Class D Shares	(371,239)	(530,490)
Class I Shares	(369,079)	(623,910)
Class N Shares	(15,259)	(19,901)
Class R Shares	(7,329)	(10,494)
Class S Shares	(6,479)	(7,979)
Class T Shares	(128,218)	(197,250)
Net Decrease from Dividends and Distributions to Shareholders	(1,137,344)	(1,773,842)
Capital Share Transactions:
Class A Shares	(443,498)	(345,144)
Class C Shares	(449,684)	(3,696,669)
Class D Shares	(9,832)	1,287,597
Class I Shares	(2,037,502)	(9,334,736)
Class N Shares	(9,270)	148,444
Class R Shares	(32,736)	(51,699)
Class S Shares	32,376	135,022
Class T Shares	(139,135)	(1,492,987)
Net Increase/(Decrease) from Capital Share Transactions	(3,089,281)	(13,350,172)
Net Increase/(Decrease) in Net Assets	(2,048,450)	(12,432,226)
Net Assets:
Beginning of period	58,055,992	70,488,218
End of period	$56,007,542	$58,055,992

See Notes to Financial Statements.

20	DECEMBER 31, 2023

Janus Henderson Absolute Return Income Opportunities Fund

Financial Highlights

Class A Shares
For a share outstanding during the period ended December 31, 2023 (unaudited) and the year ended June 30	2023	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$8.69	$8.56	$9.02	$9.01	$8.93	$8.88
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.17	0.23	0.09	0.10	0.17	0.18
Net realized and unrealized gain/(loss)	0.16	0.14	(0.44)	0.02	0.15	0.16
Total from Investment Operations	0.33	0.37	(0.35)	0.12	0.32	0.34
Less Dividends and Distributions:
Dividends (from net investment income)	(0.17)	(0.24)	(0.11)	(0.11)	(0.24)	(0.29)
Total Dividends and Distributions	(0.17)	(0.24)	(0.11)	(0.11)	(0.24)	(0.29)
Net Asset Value, End of Period	$8.85	$8.69	$8.56	$9.02	$9.01	$8.93
Total Return*	3.87%	4.39%	(3.86)%	1.38%	3.64%	3.85%
Net Assets, End of Period (in thousands)	$8,824	$9,102	$9,312	$15,300	$16,158	$25,377
Average Net Assets for the Period (in thousands)	$8,899	$9,252	$11,755	$16,811	$20,287	$42,125
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.53%	1.51%	1.35%	1.26%	1.24%	1.03%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.95%	0.96%	0.95%	0.95%	0.98%	0.99%
Ratio of Net Investment Income/(Loss)	3.86%	2.68%	1.06%	1.16%	1.87%	2.01%
Portfolio Turnover Rate	15%	56%	69%	47%	11%	170%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	21

Janus Henderson Absolute Return Income Opportunities Fund

Financial Highlights

Class C Shares
For a share outstanding during the period ended December 31, 2023 (unaudited) and the year ended June 30	2023	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$8.68	$8.56	$9.01	$9.01	$8.92	$8.88
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.14	0.16	0.03	0.04	0.10	0.11
Net realized and unrealized gain/(loss)	0.16	0.14	(0.43)	0.01	0.17	0.15
Total from Investment Operations	0.30	0.30	(0.40)	0.05	0.27	0.26
Less Dividends and Distributions:
Dividends (from net investment income)	(0.14)	(0.18)	(0.05)	(0.05)	(0.18)	(0.22)
Total Dividends and Distributions	(0.14)	(0.18)	(0.05)	(0.05)	(0.18)	(0.22)
Net Asset Value, End of Period	$8.84	$8.68	$8.56	$9.01	$9.01	$8.92
Total Return*	3.48%	3.55%	(4.48)%	0.56%	3.03%	2.96%
Net Assets, End of Period (in thousands)	$3,888	$4,264	$7,870	$8,407	$14,388	$18,983
Average Net Assets for the Period (in thousands)	$3,995	$6,276	$7,519	$11,266	$15,398	$30,267
Ratios to Average Net Assets**:
Ratio of Gross Expenses	2.32%	2.19%	2.12%	1.96%	1.96%	1.81%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.70%	1.64%	1.70%	1.64%	1.68%	1.76%
Ratio of Net Investment Income/(Loss)	3.10%	1.89%	0.32%	0.48%	1.12%	1.22%
Portfolio Turnover Rate	15%	56%	69%	47%	11%	170%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

22	DECEMBER 31, 2023

Janus Henderson Absolute Return Income Opportunities Fund

Financial Highlights

Class D Shares
For a share outstanding during the period ended December 31, 2023 (unaudited) and the year ended June 30	2023	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$8.69	$8.57	$9.02	$9.01	$8.94	$8.89
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.18	0.25	0.11	0.12	0.16	0.17
Net realized and unrealized gain/(loss)	0.16	0.13	(0.43)	0.02	0.17	0.17
Total from Investment Operations	0.34	0.38	(0.32)	0.14	0.33	0.34
Less Dividends and Distributions:
Dividends (from net investment income)	(0.18)	(0.26)	(0.13)	(0.13)	(0.26)	(0.29)
Total Dividends and Distributions	(0.18)	(0.26)	(0.13)	(0.13)	(0.26)	(0.29)
Net Asset Value, End of Period	$8.85	$8.69	$8.57	$9.02	$9.01	$8.94
Total Return*	3.97%	4.47%	(3.57)%	1.57%	3.69%	3.95%
Net Assets, End of Period (in thousands)	$18,226	$17,901	$16,350	$15,929	$19,646	$9,437
Average Net Assets for the Period (in thousands)	$17,890	$17,648	$15,625	$18,673	$13,252	$10,576
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.35%	1.33%	1.17%	1.09%	1.17%	1.04%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.76%	0.77%	0.77%	0.77%	0.80%	0.90%
Ratio of Net Investment Income/(Loss)	4.05%	2.89%	1.25%	1.34%	1.84%	1.91%
Portfolio Turnover Rate	15%	56%	69%	47%	11%	170%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	23

Janus Henderson Absolute Return Income Opportunities Fund

Financial Highlights

Class I Shares
For a share outstanding during the period ended December 31, 2023 (unaudited) and the year ended June 30	2023	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$8.68	$8.56	$9.00	$9.00	$8.92	$8.88
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.18	0.25	0.12	0.13	0.19	0.23
Net realized and unrealized gain/(loss)	0.17	0.13	(0.42)	0.01	0.15	0.12
Total from Investment Operations	0.35	0.38	(0.30)	0.14	0.34	0.35
Less Dividends and Distributions:
Dividends (from net investment income)	(0.18)	(0.26)	(0.14)	(0.14)	(0.26)	(0.31)
Total Dividends and Distributions	(0.18)	(0.26)	(0.14)	(0.14)	(0.26)	(0.31)
Net Asset Value, End of Period	$8.85	$8.68	$8.56	$9.00	$9.00	$8.92
Total Return*	4.10%	4.51%	(3.42)%	1.51%	3.88%	3.99%
Net Assets, End of Period (in thousands)	$17,204	$18,919	$27,937	$33,808	$36,831	$57,628
Average Net Assets for the Period (in thousands)	$17,713	$21,048	$28,887	$36,932	$43,004	$652,474
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.29%	1.25%	1.09%	1.01%	1.00%	0.76%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.73%	0.73%	0.71%	0.71%	0.73%	0.74%
Ratio of Net Investment Income/(Loss)	4.07%	2.85%	1.30%	1.40%	2.09%	2.61%
Portfolio Turnover Rate	15%	56%	69%	47%	11%	170%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

24	DECEMBER 31, 2023

Janus Henderson Absolute Return Income Opportunities Fund

Financial Highlights

Class N Shares
For a share outstanding during the period ended December 31, 2023 (unaudited) and the year ended June 30	2023	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$8.69	$8.56	$9.01	$9.01	$8.93	$8.89
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.18	0.26	0.12	0.13	0.19	0.27
Net realized and unrealized gain/(loss)	0.17	0.14	(0.43)	0.01	0.16	0.08
Total from Investment Operations	0.35	0.40	(0.31)	0.14	0.35	0.35
Less Dividends and Distributions:
Dividends (from net investment income)	(0.19)	(0.27)	(0.14)	(0.14)	(0.27)	(0.31)
Total Dividends and Distributions	(0.19)	(0.27)	(0.14)	(0.14)	(0.27)	(0.31)
Net Asset Value, End of Period	$8.85	$8.69	$8.56	$9.01	$9.01	$8.93
Total Return*	4.03%	4.73%	(3.50)%	1.58%	3.94%	4.00%
Net Assets, End of Period (in thousands)	$766	$761	$604	$1,803	$2,534	$2,454
Average Net Assets for the Period (in thousands)	$713	$633	$1,002	$2,330	$2,426	$7,437
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.60%	1.64%	1.30%	1.06%	1.06%	0.62%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.63%	0.64%	0.64%	0.64%	0.67%	0.57%
Ratio of Net Investment Income/(Loss)	4.18%	3.03%	1.35%	1.47%	2.10%	2.79%
Portfolio Turnover Rate	15%	56%	69%	47%	11%	170%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	25

Janus Henderson Absolute Return Income Opportunities Fund

Financial Highlights

Class R Shares
For a share outstanding during the period ended December 31, 2023 (unaudited) and the year ended June 30	2023	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$8.69	$8.57	$9.02	$9.02	$8.94	$8.89
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.15	0.19	0.06	0.07	0.13	0.11
Net realized and unrealized gain/(loss)	0.16	0.13	(0.43)	—(2)	0.15	0.18
Total from Investment Operations	0.31	0.32	(0.37)	0.07	0.28	0.29
Less Dividends and Distributions:
Dividends (from net investment income)	(0.15)	(0.20)	(0.08)	(0.07)	(0.20)	(0.24)
Total Dividends and Distributions	(0.15)	(0.20)	(0.08)	(0.07)	(0.20)	(0.24)
Net Asset Value, End of Period	$8.85	$8.69	$8.57	$9.02	$9.02	$8.94
Total Return*	3.65%	3.82%	(4.15)%	0.83%	3.17%	3.37%
Net Assets, End of Period (in thousands)	$404	$429	$474	$516	$654	$950
Average Net Assets for the Period (in thousands)	$417	$446	$515	$573	$862	$949
Ratios to Average Net Assets**:
Ratio of Gross Expenses	2.63%	2.58%	2.33%	2.20%	2.04%	1.80%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.38%	1.39%	1.37%	1.39%	1.42%	1.46%
Ratio of Net Investment Income/(Loss)	3.42%	2.24%	0.65%	0.73%	1.40%	1.27%
Portfolio Turnover Rate	15%	56%	69%	47%	11%	170%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Less than $0.005 on a per share basis.

See Notes to Financial Statements.

26	DECEMBER 31, 2023

Janus Henderson Absolute Return Income Opportunities Fund

Financial Highlights

Class S Shares
For a share outstanding during the period ended December 31, 2023 (unaudited) and the year ended June 30	2023	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$8.69	$8.57	$9.02	$9.02	$8.94	$8.89
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.16	0.23	0.08	0.09	0.15	0.18
Net realized and unrealized gain/(loss)	0.17	0.12	(0.43)	0.01	0.15	0.13
Total from Investment Operations	0.33	0.35	(0.35)	0.10	0.30	0.31
Less Dividends and Distributions:
Dividends (from net investment income)	(0.17)	(0.23)	(0.10)	(0.10)	(0.22)	(0.26)
Total Dividends and Distributions	(0.17)	(0.23)	(0.10)	(0.10)	(0.22)	(0.26)
Net Asset Value, End of Period	$8.85	$8.69	$8.57	$9.02	$9.02	$8.94
Total Return*	3.78%	4.08%	(3.93)%	1.08%	3.44%	3.58%
Net Assets, End of Period (in thousands)	$357	$318	$178	$230	$153	$160
Average Net Assets for the Period (in thousands)	$343	$291	$189	$182	$149	$1,251
Ratios to Average Net Assets**:
Ratio of Gross Expenses	2.55%	2.73%	3.10%	3.07%	3.45%	1.48%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.13%	1.14%	1.14%	1.14%	1.16%	1.29%
Ratio of Net Investment Income/(Loss)	3.68%	2.63%	0.88%	0.96%	1.62%	1.97%
Portfolio Turnover Rate	15%	56%	69%	47%	11%	170%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	27

Janus Henderson Absolute Return Income Opportunities Fund

Financial Highlights

Class T Shares
For a share outstanding during the period ended December 31, 2023 (unaudited) and the year ended June 30	2023	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$8.68	$8.56	$9.01	$9.01	$8.92	$8.88
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.17	0.24	0.10	0.11	0.17	0.19
Net realized and unrealized gain/(loss)	0.17	0.13	(0.43)	0.01	0.17	0.14
Total from Investment Operations	0.34	0.37	(0.33)	0.12	0.34	0.33
Less Dividends and Distributions:
Dividends (from net investment income)	(0.18)	(0.25)	(0.12)	(0.12)	(0.25)	(0.29)
Total Dividends and Distributions	(0.18)	(0.25)	(0.12)	(0.12)	(0.25)	(0.29)
Net Asset Value, End of Period	$8.84	$8.68	$8.56	$9.01	$9.01	$8.92
Total Return*	3.92%	4.37%	(3.68)%	1.36%	3.82%	3.78%
Net Assets, End of Period (in thousands)	$6,340	$6,361	$7,763	$11,109	$15,003	$23,902
Average Net Assets for the Period (in thousands)	$6,336	$6,941	$8,974	$12,601	$19,046	$51,775
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.47%	1.44%	1.29%	1.20%	1.20%	0.98%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.86%	0.87%	0.87%	0.86%	0.91%	0.93%
Ratio of Net Investment Income/(Loss)	3.95%	2.73%	1.14%	1.25%	1.92%	2.13%
Portfolio Turnover Rate	15%	56%	69%	47%	11%	170%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

28	DECEMBER 31, 2023

Janus Henderson Absolute Return Income Opportunities Fund

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Janus Henderson Absolute Return Income Opportunities Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 38 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks to maximize total return, consistent with preservation of capital. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.

The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.

Shareholders, including other funds, individuals, accounts, as well as the Fund’s portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US GAAP")).

Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.

Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.

Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.

The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.

Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.

Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. Class I Shares are also available to certain direct institutional investors including, but not limited to, corporations, certain retirement plans, public plans, and foundations/endowments, who established Class I Share accounts before August 4, 2017.

Class N Shares are generally available only to financial intermediaries purchasing on behalf of: 1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to,

Janus Investment Fund	29

Janus Henderson Absolute Return Income Opportunities Fund

Notes to Financial Statements (unaudited)

corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.

Class R Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms.

Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.

Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.

The following accounting policies have been followed by the Fund and are in conformity with US GAAP.

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

30	DECEMBER 31, 2023

Janus Henderson Absolute Return Income Opportunities Fund

Notes to Financial Statements (unaudited)

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2023 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on the accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

Expenses

The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.

Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

Janus Investment Fund	31

Janus Henderson Absolute Return Income Opportunities Fund

Notes to Financial Statements (unaudited)

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Dividends and Distributions

Dividends are declared daily and distributed monthly for the Fund. Realized capital gains, if any, are declared and distributed in December. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.

The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

2. Derivative Instruments

The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on futures contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the period ended December 31, 2023 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.

The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the

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Notes to Financial Statements (unaudited)

securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.

In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.

• Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser’s ability to establish and maintain appropriate systems and trading.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign

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Notes to Financial Statements (unaudited)

currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Fund may also invest in forward currency contracts for non-hedging purposes such as seeking to enhance returns. The Fund is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.

Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE are used to value the forward currency contracts. The unrealized appreciation/(depreciation) for forward currency contracts is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations for the change in unrealized net appreciation/depreciation (if applicable). The realized gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing a forward currency contract is reported on the Statement of Operations (if applicable).

During the period, the Fund entered into forward currency contracts with the obligation to purchase foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.

During the period, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.

Futures Contracts

A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Fund may enter into futures contracts to gain exposure to the stock market or other markets pending investment of cash balances or to meet liquidity needs. The Fund is subject to interest rate risk, equity risk, and currency risk in the normal course of pursuing its investment objective through its investments in futures contracts. The Fund may also use such derivative instruments to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Futures contracts are valued at the settlement price on valuation date on the exchange as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the Actual Settlement Price or “ASET” price type as reported by an approved vendor. In the event that foreign futures trade when the foreign equity markets are closed, the last foreign futures trade price shall be used. Futures contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities (if applicable). The change in unrealized net appreciation/depreciation is reported on the Statement of Operations (if applicable). When a contract is closed, a realized gain or loss is reported on the Statement of Operations (if applicable), equal to the difference between the opening and closing value of the contract. Securities held by the Fund that are designated as collateral for market value on futures contracts are noted on the Schedule of Investments (if applicable). Such collateral is in the possession of the Fund’s futures commission merchant.

With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

During the period, the Fund purchased interest rate futures to increase exposure to interest rate risk.

During the period, the Fund sold interest rate futures to decrease exposure to interest rate risk.

Options on Swap Contracts (Swaptions)

The Fund may purchase or write covered and uncovered put and call options on swap contracts, commonly referred to as “swaptions”. Swaption contracts grant the purchaser the right, but not the obligation, to enter into a swap transaction at preset terms detailed in the underlying agreement within a specified period of time.

Swaptions can be used for a variety of purposes, including to manage the Fund’s overall exposure to changes in interest or foreign currency exchange rates and credit quality; as an efficient means of adjusting the Fund's exposure to certain markets; in an effort to enhance income or total return or protect the value of portfolio securities; to serve as a cash management tool; and to adjust portfolio duration or credit risk. Because the use of swaptions generally does not

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Janus Henderson Absolute Return Income Opportunities Fund

Notes to Financial Statements (unaudited)

involve the delivery of securities or other underlying assets or principal, the risk of loss with respect to swaptions generally is limited to the net amount of payments that the Fund is contractually obligated to make. There is also a risk of a default by the other party to a swaption, in which case the Fund may not receive the net amount of payments that it contractually is entitled to receive. Entering into a swaption contract involves, to varying degrees, the elements of credit, market, and interest rate risk, associated with both option contracts and swap contracts.

Interest rate written receiver swaptions, if exercised by the purchaser, allow the Fund to short interest rates by entering into a pay fixed/receive float interest rate swap. Selling the interest rate receiver option reduces the exposure to interest rates and the short position becomes more valuable to the Fund as interest rates rise and/or implied interest rate volatility decreases. Interest rate written payer swaptions, if exercised by the purchaser, allow the Fund to take a long position on interest rates by entering into a receive fixed/pay float interest rate swap. Selling the interest rate payer option increases the exposure to interest rates and the short position becomes more valuable to the Fund as interest rates fall and/or implied interest rate volatility decreases. Credit default written receiver swaptions, if exercised by the purchaser, allow the Fund to buy credit protection through credit default swaps. Selling the credit default receiver option reduces the exposure to the credit risk of the individual issuers and/or indices of issuers and the short position becomes more valuable to the Fund as the likelihood of a credit event on the reference asset(s) increases. Credit default written payer swaptions, if exercised by the purchaser, allow the Fund to sell credit protection through credit default swaps. Selling the credit default payer option increases the exposure to the credit risk of the individual issuers and/or indices of issuers and the short position becomes more valuable to the Fund as the likelihood of a credit event on the reference asset(s) decreases. Swaptions purchased are reported in the Schedule of Investments (if applicable).

Swaptions written are reported as a liability on the Statement of Assets and Liabilities as “Swaptions written, at value” (if applicable).

During the period, the Fund purchased credit default payer swaptions (put) and bought protection via the credit default swap market in order to reduce credit risk exposure to individual corporates, countries and/or credit indices.

During the period, the Fund sold credit default payer swaptions (put) in order to gain credit market volatility exposure and to gain credit exposure.

Swaps

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Fund. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap transactions may in some instances involve the delivery of securities or other underlying assets by the Fund or its counterparty to collateralize obligations under the swap. If the other party to a swap that is not collateralized defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If the other party to a swap defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund’s total return.

Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements. Regulations enacted require the Fund to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Fund will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member. Alternatively, the Fund may enter into a swap with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the swap to be transferred to the FCM for clearing. The Fund may also enter into a swap with the FCM itself. The CCP, the FCM, and the Executing Dealer are all subject to regulatory oversight by the U.S. Commodity Futures Trading Commission (“CFTC”). A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from an Executing Dealer to the FCM for clearing, may expose the Fund to losses, increase its costs, or prevent the Fund from entering or exiting swap positions, accessing collateral, or fully implementing its investment strategies. The regulatory

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Janus Henderson Absolute Return Income Opportunities Fund

Notes to Financial Statements (unaudited)

requirement to clear certain swaps could, either temporarily or permanently, reduce the liquidity of cleared swaps or increase the costs of entering into those swaps.

Index swaps, interest rate swaps, inflation swaps and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades.

The market value of swap contracts are aggregated by positive and negative values and are disclosed separately as an asset or liability on the Fund’s Statement of Assets and Liabilities (if applicable). Realized gains and losses are reported on the Fund’s Statement of Operations (if applicable). The change in unrealized net appreciation or depreciation during the period is included in the Statement of Operations (if applicable).

The Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.

The Fund’s use of interest rate swaps involves investment techniques and risks different from those associated with ordinary portfolio security transactions. Interest rate swaps do not involve the delivery of securities, other underlying assets, or principal. Interest rate swaps involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments). Interest rate swaps may result in potential losses if interest rates do not move as expected or if the counterparties are unable to satisfy their obligations. Interest rate swaps are generally entered into on a net basis. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make.

During the period, the Fund entered into interest rate swaps paying a fixed interest rate and receiving a floating interest rate in order to decrease interest rate risk (duration) exposure. As interest rates rise, the Fund benefits by receiving a higher expected future floating rate, while paying a fixed rate that has not increased.

During the period, the Fund entered into interest rate swaps paying a floating interest rate and receiving a fixed interest rate in order to increase interest rate risk (duration) exposure. As interest rates fall, the Fund benefits by paying a lower future floating rate, while receiving a fixed rate that has not decreased.

3. Other Investments and Strategies

Market Risk

The Fund may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes, or adverse developments specific to the issuer.

The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.

• COVID-19 Pandemic. The effects of COVID-19 have contributed to increased volatility in global financial markets and have affected and may continue to affect certain countries, regions, issuers, industries and market sectors more dramatically than others. These conditions and events could have a significant impact on the Fund and its investments, the Fund’s ability to meet redemption requests, and the processes and operations of the Fund’s service providers, including the Adviser.

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Janus Henderson Absolute Return Income Opportunities Fund

Notes to Financial Statements (unaudited)

• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.

Exchange-Traded Funds

The Fund may invest in exchange-traded funds (“ETFs”) to gain exposure to a particular portion of the market. ETFs are typically open-end investment companies, which may seek to track the performance of a specific index or be actively managed. ETFs are traded on a national securities exchange at market prices that may vary from the net asset value of their underlying investments. Accordingly, there may be times when an ETF trades at a premium or discount. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. As a result, the cost of investing in the Fund may be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs also involve the risk that an active trading market for an ETF's shares may not develop or be maintained. Similarly, because the value of ETF shares depends on the demand in the market, the Fund may not be able to purchase or sell an ETF at the most optimal time, which could adversely affect the Fund’s performance. In addition, ETFs that track particular indices may be unable to match the performance of such underlying indices due to the temporary unavailability of certain index securities in the secondary market or other factors, such as discrepancies with respect to the weighting of securities. Because the Fund may invest in a broad range of ETFs, such risks may include, but are not limited to, leverage risk, foreign exposure risk, interest rate risk, emerging markets risk, and commodity-linked investments risk. The Fund is also subject to substantially the same risks as those associated with direct exposure to the securities held by the ETF.

Mortgage- and Asset-Backed Securities

Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer and commercial loans or receivables. The Fund may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government. Fannie Mae and Freddie Mac securities are not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.

The Fund may also purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact your return. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Mortgage- and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates. These risks may reduce the Fund’s returns. In addition, investments in mortgage- and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, extension risk (if interest rates rise), and liquidity risk than various other types of fixed-income securities. Additionally, although mortgage-backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.

Sovereign Debt

The Fund may invest in U.S. and non-U.S. government debt securities (“sovereign debt”). Some investments in sovereign debt, such as U.S. sovereign debt, are considered low risk. However, investments in sovereign debt, especially the debt

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Janus Henderson Absolute Return Income Opportunities Fund

Notes to Financial Statements (unaudited)

of less developed countries, can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. The Fund may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities, which may adversely affect the Fund’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent the Fund invests in non-U.S. sovereign debt, it may be subject to currency risk.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Offsetting Assets and Liabilities

The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, in the event of a default and/or termination event, the Fund may offset with each counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment.

The Offsetting Assets and Liabilities table located in the Schedule of Investments present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the “Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of December 31, 2023” table located in the Fund’s Schedule of Investments.

The Fund may require the counterparty to pledge securities as collateral daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized gain on OTC derivative contracts with a particular counterparty. The Fund may deposit cash as collateral with the counterparty and/or custodian daily (based on the daily

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Janus Henderson Absolute Return Income Opportunities Fund

Notes to Financial Statements (unaudited)

valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. The collateral amounts are subject to minimum exposure requirements and initial margin requirements. Collateral amounts are monitored and subsequently adjusted up or down as valuations fluctuate by at least the minimum exposure requirement. Collateral may reduce the risk of loss.

The Fund generally does not exchange collateral on its forward foreign currency contracts with its counterparties; however, all liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to these contracts. Certain securities may be segregated at the Fund’s custodian. These segregated securities are denoted on the accompanying Schedule of Investments and are evaluated daily to ensure their cover and/or market value equals or exceeds the Fund’s corresponding forward foreign currency exchange contract's obligation value.

4. Investment Advisory Agreements and Other Transactions with Affiliates

The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The following table reflects the Fund’s contractual investment advisory fee rate (expressed as an annual rate).

Average Daily Net Assets of the Fund	Contractual Investment Advisory Fee (%)
First $1 Billion	0.65
Next $2 Billion	0.62
Over $3 Billion	0.60

The Fund’s actual investment advisory fee rate for the reporting period was 0.65% of average annual net assets before any applicable waivers.

The Adviser has entered into a personnel-sharing arrangement with its foreign (non-U.S.) affiliate, Kapstream Capital Pty Limited (Australia) ("Kapstream"), pursuant to which certain employees of Kapstream may also serve as employees or as "associated persons" of the Adviser. In this capacity, employees of Kapstream are subject to the oversight and supervision of the Adviser and may provide portfolio management, research, and related services to the Fund on behalf of the Adviser. The responsibilities of both the Adviser and Kapstream under the participating affiliate arrangement are documented in a memorandum of understanding between the two entities.

The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus fees payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate of 0.63%. The Adviser has also contractually agreed to waive and/or reimburse a portion of the Fund's management fee in an amount equal to the management fee it earns as an investment adviser to any of the affiliated exchange traded funds (“ETFs”) in which the Fund invests. The Adviser has agreed to continue the waivers for at least a one-year period commencing October 27, 2023. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations. During the period ended December 31, 2023, the Adviser waived $1,247 of the Fund’s management fee, attributable to the Fund’s investment in the Janus Henderson AAA CLO ETF.

The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser (or any subadvisor, as applicable) provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its

Janus Investment Fund	39

Janus Henderson Absolute Return Income Opportunities Fund

Notes to Financial Statements (unaudited)

affiliates, are shared with the Fund. Total compensation of $226,421 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended December 31, 2023. The Fund's portion is reported as part of “Other expenses” on the Statement of Operations.

Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.

Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion – $49.9 billion	0.10%
Over $49.9 billion	0.08%

During the reporting period, the administrative services fee rate was 0.12%.

The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class R Shares, Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class R Shares, Class S Shares and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class R Shares, Class S Shares and Class T Shares.

Shareholder Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.

Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.

The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, up to 0.50% for Class R Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by

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Janus Henderson Absolute Return Income Opportunities Fund

Notes to Financial Statements (unaudited)

such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.

Class A Shares include a 4.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the period ended December 31, 2023, the Distributor retained upfront sales charges of $147.

A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to the Distributor during the period ended December 31, 2023.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class C Shares during the period ended December 31, 2023.

The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of December 31, 2023 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended December 31, 2023 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $196,900 were paid by the Trust to the Trustees under the Deferred Plan during the period ended December 31, 2023.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended December 31, 2023 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

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Janus Henderson Absolute Return Income Opportunities Fund

Notes to Financial Statements (unaudited)

5. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Accumulated capital losses noted below represent net capital loss carryovers, as of June 30, 2023, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.

Capital Loss Carryover Schedule
For the year ended June 30, 2023
No Expiration
Short-Term	Long-Term	Accumulated Capital Losses
$(80,346,700)	$(98,921,006)	$ (179,267,706)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2023 are noted below. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 54,248,268	$ 421,576	$ (1,830,697)	$ (1,409,121)

Information on the tax components of derivatives as of December 31, 2023 is as follows:

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ (42,063)	$ 202,111	$ (1,631,347)	$ (1,429,236)

Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.

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Janus Henderson Absolute Return Income Opportunities Fund

Notes to Financial Statements (unaudited)

6. Capital Share Transactions

	Period ended December 31, 2023		Year ended June 30, 2023
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	55,689	$ 485,317	333,404	$ 2,871,867
Reinvested dividends and distributions	16,364	143,190	24,233	209,431
Shares repurchased	(122,768)	(1,072,005)	(397,097)	(3,426,442)
Net Increase/(Decrease)	(50,715)	$ (443,498)	(39,460)	$ (345,144)
Class C Shares:
Shares sold	12,982	$ 113,429	114,185	$ 978,391
Reinvested dividends and distributions	7,296	63,779	14,439	124,590
Shares repurchased	(71,881)	(626,892)	(557,089)	(4,799,650)
Net Increase/(Decrease)	(51,603)	$ (449,684)	(428,465)	$(3,696,669)
Class D Shares:
Shares sold	279,799	$ 2,443,136	705,306	$ 6,062,753
Reinvested dividends and distributions	40,085	350,821	58,863	508,862
Shares repurchased	(321,097)	(2,803,789)	(612,385)	(5,284,018)
Net Increase/(Decrease)	(1,213)	$ (9,832)	151,784	$ 1,287,597
Class I Shares:
Shares sold	183,089	$ 1,600,192	615,493	$ 5,326,273
Reinvested dividends and distributions	41,218	360,410	70,884	611,891
Shares repurchased	(458,246)	(3,998,104)	(1,772,814)	(15,272,900)
Net Increase/(Decrease)	(233,939)	$(2,037,502)	(1,086,437)	$(9,334,736)
Class N Shares:
Shares sold	8,353	$ 73,049	33,562	$ 290,396
Reinvested dividends and distributions	1,744	15,259	2,299	19,866
Shares repurchased	(11,191)	(97,578)	(18,723)	(161,818)
Net Increase/(Decrease)	(1,094)	$ (9,270)	17,138	$ 148,444
Class R Shares:
Shares sold	396	$ 3,467	1,837	$ 15,871
Reinvested dividends and distributions	837	7,329	1,213	10,494
Shares repurchased	(4,978)	(43,532)	(9,054)	(78,064)
Net Increase/(Decrease)	(3,745)	$ (32,736)	(6,004)	$ (51,699)
Class S Shares:
Shares sold	9,786	$ 85,380	32,269	$ 276,901
Reinvested dividends and distributions	740	6,479	922	7,979
Shares repurchased	(6,825)	(59,483)	(17,333)	(149,858)
Net Increase/(Decrease)	3,701	$ 32,376	15,858	$ 135,022
Class T Shares:
Shares sold	56,221	$ 489,406	56,810	$ 491,678
Reinvested dividends and distributions	14,544	127,157	22,672	195,678
Shares repurchased	(86,688)	(755,698)	(253,745)	(2,180,343)
Net Increase/(Decrease)	(15,923)	$ (139,135)	(174,263)	$(1,492,987)

7. Purchases and Sales of Investment Securities

For the period ended December 31, 2023, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$ 7,876,572	$ 13,091,129	$ -	$ -

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Janus Henderson Absolute Return Income Opportunities Fund

Notes to Financial Statements (unaudited)

8. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2023 and through the date of issuance of the Fund’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

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Janus Henderson Absolute Return Income Opportunities Fund

Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093; (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov. Additionally, information regarding the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is also available, free of charge, through janushenderson.com/proxyvoting and from the SEC’s website at http://www.sec.gov.

Full Holdings

The Fund files its complete portfolio holdings (schedule of investments) with the SEC as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to shareholders. The Fund’s Form N-PORT filings and annual and semiannual reports: (i) are available on the SEC’s website at http://www.sec.gov; and (ii) are available without charge, upon request, by calling a Janus Henderson representative at 1-877-335-2687 (toll free) (or 1-800-525-3713 if you hold Class D shares). Portfolio holdings consisting of at least the names of the holdings are generally available on a monthly basis with a 30-day lag under Full Holdings for the Fund at janushenderson.com/info (or janushenderson.com/reports if you hold Class D Shares).

APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD

The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.

In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.

At meetings held on November 3, 2023 and December 14-15, 2023, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2024 through February 1, 2025, subject to earlier termination as provided for in each agreement.

In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.

Nature, Extent and Quality of Services

The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of the Adviser, particularly noting those employees who provide investment and risk management

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Janus Henderson Absolute Return Income Opportunities Fund

Additional Information (unaudited)

services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.

In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.

The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.

Performance of the Funds

The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2023, approximately 44% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2023, approximately 50% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average 2023 performance has been reasonable, noting that: (i) for the 12 months ended September 30, 2023, approximately 43% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; (ii) for the 36 months ended September 30, 2023, approximately 45% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; and (iii) for the 5- and 10-year periods ended September 30, 2023, approximately 63% and 66% of the Janus Henderson Funds were in the top two quartiles of performance, respectively, as reported by Morningstar.

The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

· For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12

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Janus Henderson Absolute Return Income Opportunities Fund

Additional Information (unaudited)

months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

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Janus Henderson Absolute Return Income Opportunities Fund

Additional Information (unaudited)

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

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Janus Henderson Absolute Return Income Opportunities Fund

Additional Information (unaudited)

U.S. Equity Funds

• For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend is improving.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the evaluated performance period ended June 30, 2023. The Trustees noted that the 12- and 36-month end performance periods ended June 30, 2023 were not yet available.

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• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.

Costs of Services Provided

The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 6% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.

For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, changes in portfolio management, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.

The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.

The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that the Adviser noted that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant referenced its past analyses from 2022, which found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to funds subadvised by the Adviser and to the fees the Adviser charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 9 of 11 Janus Henderson Funds had lower management fees than similar funds subadvised by the Adviser. As part of their review of the 2022 independent consultant findings, the Trustees noted that for the two Janus Henderson Funds that did not have lower management fees than similar funds subadvised by the Adviser, management fees for each were under the average of its 15(c) peer group.

The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2022 (except for Janus Henderson U.S. Dividend Income Fund, for which the period end was March 31, 2023) and noted the following with

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Additional Information (unaudited)

regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Developed World Bond Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

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• For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

U.S. Equity Funds

• For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were

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Additional Information (unaudited)

reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.

Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized

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Additional Information (unaudited)

by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that the Adviser reported no changes to its allocation methodology for the 2023 15(c) process; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.

The Trustees concluded that the management fees payable by each Janus Henderson Fund to the Adviser were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.

Economies of Scale

The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2023 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 28% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 41% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the Janus Henderson Fund is small/midsized and higher fees when the Janus Henderson Fund grows in assets.

With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2023 report that (1) 70% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.

The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.

Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.

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Additional Information (unaudited)

Other Benefits to the Adviser

The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.

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Useful Information About Your Fund Report (unaudited)

Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in the Fund with one or more widely used market indices. When comparing the performance of the Fund with an index, keep in mind that market indices are not available for investment and do not reflect deduction of expenses.

Average annual total returns are quoted for a Fund with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Cumulative total returns are quoted for a Fund with less than one year of performance history. Cumulative total return is the growth or decline in value of an investment over time, independent of the period of time involved. Cumulative total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Fund’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of the Adviser and reflects the Fund’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Fund’s Schedule of Investments. This schedule reports the types of securities held in the Fund on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Fund invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Fund exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. A company may be allocated to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities, or the country where a majority of the company’s revenues are derived. The Fund’s Schedule of Investments relies upon the industry group and country classifications published by Bloomberg and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Fund’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Fund on the last day of the reporting period.

The Fund’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Fund shares sold to investors but not yet settled. The Fund’s liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Fund’s net assets. Because the Fund must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Fund’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

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Useful Information About Your Fund Report (unaudited)

Statement of Operations

This statement details the Fund’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Fund holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Fund.

The next section reports the expenses incurred by the Fund, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Fund will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Fund during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Fund holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets

These statements report the increase or decrease in the Fund’s net assets during the reporting period. Changes in the Fund’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Fund’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Fund’s investment operations. The Fund’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Fund to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Fund’s net assets will not be affected.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Fund through purchases or withdrawals via redemptions. The Fund’s net assets will increase and decrease in value as investors purchase and redeem shares from the Fund.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Fund’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the total return for the period. The total return may include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. As a result, the total return may differ from the total return reflected for individual shareholder transactions. Also included are ratios of expenses and net investment income to average net assets.

The Fund’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Fund during the reporting period. Do not confuse this ratio with the Fund’s yield. The net investment income ratio is not a true measure of the Fund’s yield because it does not take into account the dividends distributed to the Fund’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Fund. Portfolio turnover is affected by market conditions, changes in the asset size of the Fund, fluctuating volume of shareholder purchase and redemption orders, the nature of the Fund’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the

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Janus Henderson Absolute Return Income Opportunities Fund

Useful Information About Your Fund Report (unaudited)

portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

58	DECEMBER 31, 2023

Janus Henderson Absolute Return Income Opportunities Fund

Notes

NotesPage1

Janus Investment Fund	59

Janus Henderson Absolute Return Income Opportunities Fund

Notes

NotesPage2

60	DECEMBER 31, 2023

Janus Henderson Absolute Return Income Opportunities Fund

Notes

NotesPage3

Janus Investment Fund	61

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc Mutual funds distributed by Janus Henderson Distributors US LLC
125-24-93024 02-24

SEMIANNUAL REPORT December 31, 2023

Janus Henderson Adaptive Global Allocation Fund

Janus Investment Fund

HIGHLIGHTS • Investment strategy behind your fund • Fund performance, characteristics and holdings

Janus Henderson Adaptive Global Allocation Fund

Ashwin Alankar portfolio manager

Important Notice – Tailored Shareholder Reports

Effective January 24, 2023, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments that require mutual funds and exchange-traded funds to provide shareholders with streamlined annual and semi-annual shareholder reports that highlight key information. Other information, including financial statements, that currently appears in shareholder reports will be made available online, delivered free of charge to shareholders upon request, and filed with the SEC. The first tailored shareholder report for the Fund will be for the reporting period ending June 30, 2024. Currently, management is evaluating the impact of the rule and form amendments on the content of the Fund’s current shareholder reports.

Janus Henderson Adaptive Global Allocation Fund (unaudited)

Fund At A Glance

December 31, 2023

Asset Allocation - (% of Net Assets)
Commercial Paper	78.3%
Investment Companies	0.8%
Common Stocks	0.4%
U.S. Government Agency Notes	0.3%
OTC Purchased Options – Puts	0.0%
Other	20.2%
100.0%

Top Country Allocations - Long Positions - (% of Investment Securities)
As of December 31, 2023	As of June 30, 2023

Janus Investment Fund	1

Janus Henderson Adaptive Global Allocation Fund (unaudited)

Performance

See important disclosures on the next page.

Average Annual Total Return - for the periods ended December 31, 2023					Prospectus Expense Ratios
	Fiscal Year-to-Date	One Year	Five Year	Since Inception*	Total Annual Fund Operating Expenses‡	Net Annual Fund Operating Expenses‡
Class A Shares at NAV	5.20%	14.69%	6.39%	4.62%	3.25%	1.00%
Class A Shares at MOP	-0.80%	8.15%	5.14%	3.90%
Class C Shares at NAV	5.25%	14.63%	6.44%	4.33%	2.76%	1.70%
Class C Shares at CDSC	4.25%	13.63%	6.44%	4.33%
Class D Shares	5.27%	14.93%	6.63%	4.79%	1.86%	0.81%
Class I Shares	5.20%	14.84%	6.67%	4.89%	2.35%	0.69%
Class N Shares	5.44%	15.12%	6.74%	4.94%	1.50%	0.67%
Class S Shares	5.28%	14.95%	6.63%	4.71%	2.41%	1.16%
Class T Shares	5.29%	14.85%	6.49%	4.71%	2.00%	0.91%
MSCI All Country World Index	7.26%	22.20%	11.72%	8.10%
Adaptive Global Allocation 60/40 Index (Hedged)	6.05%	16.11%	7.80%	5.90%
Bloomberg Global Aggregate Bond Index (USD Hedged)	4.06%	7.15%	1.40%	2.03%
Morningstar Quartile - Class I Shares	-	1st	2nd	2nd
Morningstar Ranking - based on total returns for World Allocation Funds	-	64/391	161/384	96/345

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.668.0434 (or 800.525.3713 if you hold shares directly with Janus Henderson) or visit janushenderson.com/performance (or janushenderson.com/allfunds if you hold shares directly with Janus Henderson).

Maximum Offering Price (MOP) returns include the maximum sales charge of 5.75%. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

CDSC returns include a 1% contingent deferred sales charge (CDSC) on Shares redeemed within 12 months of purchase. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

2	DECEMBER 31, 2023

Janus Henderson Adaptive Global Allocation Fund (unaudited)

Performance

Performance may be affected by risks that include those associated with foreign and emerging markets, fixed income securities, high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), Environmental, Social and Governance (ESG) factors, non-diversification, portfolio turnover, derivatives, short sales, initial public offerings (IPOs) and potential conflicts of interest. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.

There is a risk that the Fund’s investments will correlate with stocks and bonds to a greater degree than anticipated, and the investment process may not achieve the desired results. The Fund may underperform during up markets and be negatively affected in down markets. Diversification does not assure a profit or eliminate the risk of loss.

Returns include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

Ranking is for the share class shown only; other classes may have different performance characteristics. When an expense waiver is in effect, it may have a material effect on the total return, and therefore the ranking for the period.

© 2023 Morningstar, Inc. All Rights Reserved.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged.

See “Useful Information About Your Fund Report.”

*The Fund’s inception date – June 23, 2015

‡ As stated in the prospectus. Net expense ratios reflect the expense waiver, if any, contractually agreed to for at least a one-year period commencing on October 27, 2023. This contractual waiver may be terminated or modified only at the discretion of the Board of Trustees. See Financial Highlights for actual expense ratios during the reporting period.

Janus Investment Fund	3

Janus Henderson Adaptive Global Allocation Fund (unaudited)

Expense Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges (loads) on purchase payments (applicable to Class A Shares only); and (2) ongoing costs, including management fees; 12b-1 distribution and shareholder servicing fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in any share class or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. These fees are fully described in the Fund’s prospectuses. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (7/1/23)	Ending Account Value (12/31/23)	Expenses Paid During Period (7/1/23 - 12/31/23)†	Beginning Account Value (7/1/23)	Ending Account Value (12/31/23)	Expenses Paid During Period (7/1/23 - 12/31/23)†	Net Annualized Expense Ratio (7/1/23 - 12/31/23)
Class A Shares	$1,000.00	$1,052.00	$5.16	$1,000.00	$1,020.11	$5.08	1.00%
Class C Shares	$1,000.00	$1,052.50	$5.57	$1,000.00	$1,019.71	$5.48	1.08%
Class D Shares	$1,000.00	$1,052.70	$4.13	$1,000.00	$1,021.11	$4.06	0.80%
Class I Shares	$1,000.00	$1,052.00	$4.38	$1,000.00	$1,020.86	$4.32	0.85%
Class N Shares	$1,000.00	$1,054.40	$3.46	$1,000.00	$1,021.77	$3.40	0.67%
Class S Shares	$1,000.00	$1,052.80	$4.08	$1,000.00	$1,021.17	$4.01	0.79%
Class T Shares	$1,000.00	$1,052.90	$4.70	$1,000.00	$1,020.56	$4.62	0.91%
†

Expenses Paid During Period are equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Fund’s prospectuses for more information regarding waivers and/or reimbursements.

4	DECEMBER 31, 2023

Janus Henderson Adaptive Global Allocation Fund

Schedule of Investments (unaudited)

December 31, 2023

Shares/Principal/ Contract Amounts		Value
Common Stocks– 0.4%
Software – 0.4%
Microsoft Corp((cost $142,214)	406	$152,672
Investment Companies– 0.8%
Exchange-Traded Funds (ETFs) – 0.8%
Vanguard Intermediate-Term Corporate Bond	3,102	252,131
Vanguard Long-Term Corporate Bond	657	52,659
Total Investment Companies (cost $286,809)		304,790
Commercial Paper– 78.3%
American Electric Power Co Inc, 0%, 1/22/24 (Section 4(2))◊	$1,750,000	1,743,519
American Honda Finance Corp, 0%, 1/4/24◊	1,800,000	1,798,377
Bank of China/Hong Kong, 0%, 1/9/24◊	1,700,000	1,697,127
Brookfield Infrastructure Holdings Canada Inc, 0%, 3/14/24◊	1,900,000	1,877,193
Cigna Group/The, 0%, 1/3/24 (Section 4(2))◊	1,000,000	999,246
Corporacion Andina de Fomento, 0%, 1/22/24 (Section 4(2))◊	650,000	647,691
Enel Finance America LLC, 0%, 1/24/24 (Section 4(2))◊	1,800,000	1,792,759
Engie SA, 0%, 1/16/24 (Section 4(2))◊	1,900,000	1,894,888
General Motors Financial Co Inc, 0%, 2/7/24 (Section 4(2))◊	1,750,000	1,738,852
General Motors Financial Co Inc, 0%, 2/12/24 (Section 4(2))◊	600,000	595,699
Glencore Funding LLC, 0%, 1/10/24 (Section 4(2))◊	1,750,000	1,746,765
Hyundai Capital America, 0%, 1/5/24 (Section 4(2))◊	1,750,000	1,748,162
Macquarie Bank Ltd, 0%, 1/31/24 (Section 4(2))◊	700,000	696,538
National Fuel Gas Co, 0%, 1/3/24◊	1,850,000	1,868,324
National Grid North America Inc, 0%, 1/23/24 (Section 4(2))◊	1,750,000	1,743,240
Rogers Communications Inc, 0%, 1/11/24 (Section 4(2))◊	1,100,000	1,097,825
Societe Generale SA, 0%, 1/2/24 (Section 4(2))◊	1,900,000	1,898,915
Southern California Edison Co, 0%, 1/4/24 (Section 4(2))◊	1,900,000	1,898,218
VW Credit Inc, 0%, 1/19/24 (Section 4(2))◊	800,000	797,418
VW Credit Inc, 0%, 2/15/24 (Section 4(2))◊	1,000,000	992,501
WGL Holdings Inc, 0%, 1/10/24 (Section 4(2))◊	1,350,000	1,347,556
White Plains Capital Co LLC, 0%, 3/22/24 (Section 4(2))◊	500,000	493,352
Total Commercial Paper (cost $31,110,525)		31,114,165
U.S. Government Agency Notes– 0.3%
United States Treasury Bill, 0%, 1/2/24◊((cost $99,944)	100,000	100,000
OTC Purchased Options – Puts– 0%
Counterparty/Reference Asset
JPMorgan Chase Bank, National Association:
SPDR S&P 500 ETF Trust,
Notional amount $(1,989,330), premiums paid $16,968, unrealized depreciation $(9,014), exercise price $432.00, expires 3/15/24*	42	7,954
Total Investments (total cost $31,656,460) – 79.8%		31,679,581
Cash, Receivables and Other Assets, net of Liabilities – 20.2%		8,040,470
Net Assets – 100%		$39,720,051

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	5

Janus Henderson Adaptive Global Allocation Fund

Schedule of Investments (unaudited)

December 31, 2023

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$16,539,961	52.2%
France	3,793,803	12.0
Canada	2,975,018	9.4
Australia	2,443,303	7.7
Italy	1,792,759	5.7
Germany	1,789,919	5.6
China	1,697,127	5.4
Supranational	647,691	2.0

Total	$31,679,581	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/23
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 5.2936%ºº	$52∆	$-	$-	$-

	Value at 6/30/23	Purchases	Sales Proceeds	Value at 12/31/23
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 5.2936%ºº	-	1,602,869	(1,602,869)	-

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

6	DECEMBER 31, 2023

Janus Henderson Adaptive Global Allocation Fund

Schedule of Investments (unaudited)

December 31, 2023

Schedule of Forward Foreign Currency Exchange Contracts

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Barclays Capital, Inc.:
British Pound	1/18/24	155,000	$(196,910)	$638
Euro	1/18/24	870,000	(919,698)	41,320

				41,958
Goldman Sachs & Co. LLC:
Japanese Yen	1/4/24	(375,000,000)	2,643,021	(16,931)
Japanese Yen	1/5/24	(326,000,000)	2,271,328	(41,056)

				(57,987)
JPMorgan Chase Bank, National Association:
Japanese Yen	1/4/24	(128,200,000)	903,995	(5,354)
Morgan Stanley & Co. International PLC:
Euro	1/18/24	180,000	(196,718)	2,113
Japanese Yen	1/18/24	147,666,000	(1,018,078)	32,119

				34,232
State Street Bank and Trust Company:
Australian Dollar	1/18/24	293,000	(197,303)	2,439
Total				$15,288

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	7

Janus Henderson Adaptive Global Allocation Fund

Schedule of Investments (unaudited)

December 31, 2023

Schedule of Futures

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Long:
10 Year US Treasury Note	10	3/28/24	$1,128,906	$26,094
10-Year Australian Bond	32	3/15/24	2,543,503	68,164
5 Year US Treasury Note	10	4/3/24	1,087,734	15,938
CAC40 10 Euro	9	1/19/24	750,530	(3,532)
Euro-Bund	1	3/11/24	151,464	3,579
Euro-Buxl	2	3/11/24	312,861	19,411
Euro-OAT	1	3/11/24	145,161	3,826
FTSE 100 Index	84	3/15/24	8,303,334	145,811
IBEX 35 Index	10	1/19/24	1,113,316	(4,430)
MSCI Emerging Markets Index	114	3/18/24	5,892,090	216,793
NASDAQ 100 E-Mini	76	3/15/24	2,587,572	5,868
NIKKEI 225 Mini	39	3/8/24	925,344	12,101
OMXS30 Index	43	1/19/24	1,024,089	22,671
Russell 2000 Micro E-Mini	585	3/15/24	5,989,523	(31,964)
S&P 500 Micro E-Mini	239	3/15/24	5,759,900	(5,743)
SPI 200	15	3/21/24	1,937,876	42,679
Ultra Long Term US Treasury Bond	2	3/28/24	267,188	13,945
Total				$551,211

Schedule of OTC Written Options
Counterparty/ Reference Asset	Number of Contracts	Exercise Price	Expiration Date	Notional Amount	Premiums Received	Unrealized Appreciation/ (Depreciation)	Options Written, at Value

Written Call Options:

JPMorgan Chase Bank, National Association:

SPDR S&P 500 ETF Trust	42	500.00	USD	3/15/24	$(1,989,330)	$4,284	$(5,851)	$(10,135)

Written Put Options:

JPMorgan Chase Bank, National Association:

SPDR S&P 500 ETF Trust	42	405.00	USD	3/15/24	1,989,330	7,560	3,701	(3,859)
Total OTC Written Options						$11,844	$(2,150)	$(13,994)

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

8	DECEMBER 31, 2023

Janus Henderson Adaptive Global Allocation Fund

Schedule of Investments (unaudited)

December 31, 2023

Schedule of Total Return Swaps
Counterparty/ Return Paid by the Fund	Return Received by the Fund	Payment Frequency	Termination Date	Notional Amount	Swap Contracts, at Value and Unrealized Appreciation/ (Depreciation)

Goldman Sachs International:

Euro short-term rate + 0.55%	GSVLTYI1 Index(1)	Quarterly	8/22/24	858,248	USD	$(3,090)

(1)(1)The 50 largest components, and any individual component greater than 1% of basket value, are shown below.

Total Return Basket Components
Component Description	Number of Contracts	Notional Amount	Value	% of Custom Basket
2-Year U.S. Treasury Futures Call Option, exercise price $113.25, expiration date 1/3/24	(0.4528)	(45,279)	$ —	2.55%
2-Year U.S. Treasury Futures Call Option, exercise price $113.50, expiration date 1/3/24	(0.4528)	(45,279)	—	2.55%
2-Year U.S. Treasury Futures Call Option, exercise price $113.75, expiration date 1/3/24	(0.4528)	(45,279)	—	2.55%
2-Year U.S. Treasury Futures Call Option, exercise price $114, expiration date 1/3/24	(0.4528)	(45,279)	—	2.55%
2-Year U.S. Treasury Futures Call Option, exercise price $114.25, expiration date 1/3/24	(0.4528)	(45,279)	—	2.55%
2-Year U.S. Treasury Futures Call Option, exercise price $114.50, expiration date 1/3/24	(0.4528)	(45,279)	—	2.55%
2-Year U.S. Treasury Futures Put Option, exercise price $112.25, expiration date 1/3/24	(0.4528)	(45,279)	—	2.55%
2-Year U.S. Treasury Futures Put Option, exercise price $112.50, expiration date 1/3/24	(0.4528)	(45,279)	—	2.55%
2-Year U.S. Treasury Futures Put Option, exercise price $112.75, expiration date 1/3/24	(0.4528)	(45,279)	—	2.55%
2-Year U.S. Treasury Futures Put Option, exercise price $113, expiration date 1/3/24	(0.4528)	(45,279)	—	2.55%
2-Year U.S. Treasury Futures Put Option, exercise price $113.25, expiration date 1/3/24	(0.4528)	(45,279)	—	2.55%
6-7-Year U.S. Treasury Futures Call Option, exercise price $112.50, expiration date 1/5/24	(0.1823)	(18,232)	—	1.03%
6-7-Year U.S. Treasury Futures Call Option, exercise price $112.75, expiration date 1/5/24	(0.4385)	(43,848)	—	2.47%
6-7-Year U.S. Treasury Futures Call Option, exercise price $113, expiration date 1/5/24	(0.4385)	(43,848)	—	2.47%
6-7-Year U.S. Treasury Futures Call Option, exercise price $113.25, expiration date 1/5/24	(0.7705)	(77,053)	—	4.33%
6-7-Year U.S. Treasury Futures Call Option, exercise price $113.50, expiration date 1/5/24	(0.7705)	(77,053)	—	4.33%
6-7-Year U.S. Treasury Futures Call Option, exercise price $113.75, expiration date 1/5/24	(0.7705)	(77,053)	—	4.33%

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	9

Janus Henderson Adaptive Global Allocation Fund

Schedule of Investments (unaudited)

December 31, 2023

Component Description (continued)	Number of Contracts	Notional Amount	Value	% of Custom Basket
6-7-Year U.S. Treasury Futures Call Option, exercise price $114, expiration date 1/5/24	(0.7705)	(77,053)	—	4.33%
6-7-Year U.S. Treasury Futures Call Option, exercise price $114.25, expiration date 1/5/24	(0.7705)	(77,053)	—	4.33%
6-7-Year U.S. Treasury Futures Call Option, exercise price $114.50, expiration date 1/5/24	(0.5882)	(58,821)	—	3.31%
6-7-Year U.S. Treasury Futures Call Option, exercise price $114.75, expiration date 1/5/24	(0.3320)	(33,204)	—	1.87%
6-7-Year U.S. Treasury Futures Call Option, exercise price $115, expiration date 1/5/24	(0.3320)	(33,204)	—	1.87%
6-7-Year U.S. Treasury Futures Put Option, exercise price $111, expiration date 1/5/24	(0.4385)	(43,848)	—	2.47%
6-7-Year U.S. Treasury Futures Put Option, exercise price $111.25, expiration date 1/5/24	(0.4385)	(43,848)	—	2.47%
6-7-Year U.S. Treasury Futures Put Option, exercise price $111.50, expiration date 1/5/24	(0.4385)	(43,848)	—	2.47%
6-7-Year U.S. Treasury Futures Put Option, exercise price $111.75, expiration date 1/5/24	(0.7705)	(77,053)	—	4.33%
6-7-Year U.S. Treasury Futures Put Option, exercise price $112, expiration date 1/5/24	(0.7705)	(77,053)	—	4.33%
6-7-Year U.S. Treasury Futures Put Option, exercise price $112.25, expiration date 1/5/24	(0.7705)	(77,053)	—	4.33%
6-7-Year U.S. Treasury Futures Put Option, exercise price $112.50, expiration date 1/5/24	(0.7705)	(77,053)	—	4.33%
6-7-Year U.S. Treasury Futures Put Option, exercise price $112.75, expiration date 1/5/24	(0.5882)	(58,821)	—	3.31%
6-7-Year U.S. Treasury Futures Put Option, exercise price $113, expiration date 1/5/24	(0.3320)	(33,204)	—	1.87%
6-7-Year U.S. Treasury Futures Put Option, exercise price $113.25, expiration date 1/5/24	(0.3320)	(33,204)	—	1.87%
10-Year U.S. Treasury Futures, expiration date 3/19/24	(0.9925)	(99,252)	—	5.58%

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

10	DECEMBER 31, 2023

Janus Henderson Adaptive Global Allocation Fund

Schedule of Investments (unaudited)

December 31, 2023

The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of December 31, 2023.

Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of December 31, 2023

	Currency Contracts	Equity Contracts	Interest Rate Contracts	Total
Asset Derivatives:
Forward foreign currency exchange contracts	$78,629	$ -	$ -	$ 78,629
Purchased options, at value	-	7,954	-	$ 7,954
*Futures contracts	-	445,923	150,957	$596,880

Total Asset Derivatives	$78,629	$453,877	$150,957	$683,463
Liability Derivatives:
Forward foreign currency exchange contracts	$63,341	$ -	$ -	$ 63,341
Options written, at value	-	13,994	-	$ 13,994
Swaps - OTC, at value	-	-	3,090	$ 3,090
*Futures contracts	-	45,669	-	$ 45,669

Total Liability Derivatives	$63,341	$ 59,663	$ 3,090	$126,094

*The fair value presented includes net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps. In the Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the period ended December 31, 2023.

The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the period ended December 31, 2023

Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative	Currency Contracts	Equity Contracts	Interest Rate Contracts	Total
Futures contracts	$ -	$1,078,052	$ (228,633)	$ 849,419
Forward foreign currency exchange contracts	(104,991)	-	-	$(104,991)
Purchased options contracts	-	(37,933)	(37,544)	$ (75,477)
Swap contracts	-	-	11,887	$ 11,887
Written options contracts	-	75,405	32,671	$ 108,076

Total	$(104,991)	$1,115,524	$ (221,619)	$ 788,914

Amount of Change in Unrealized Appreciation/Depreciation Recognized on Derivatives
Derivative	Currency Contracts	Equity Contracts	Interest Rate Contracts	Total
Futures contracts	$ -	$ (23,147)	$ 154,882	$ 131,735
Forward foreign currency exchange contracts	15,288	-	-	$ 15,288
Purchased options contracts	-	17,877	-	$ 17,877
Swap contracts	-	-	(3,090)	$ (3,090)
Written options contracts	-	(17,244)	-	$ (17,244)

Total	$ 15,288	$ (22,514)	$ 151,792	$ 144,566

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	11

Janus Henderson Adaptive Global Allocation Fund

Schedule of Investments (unaudited)

December 31, 2023

Please see the "Net Realized Gain/(Loss) on Investments" and "Change in Unrealized Net Appreciation/Depreciation" sections of the Fund’s Statement of Operations.

Average Ending Monthly Value of Derivative Instruments During the Period Ended December 31, 2023

Forward foreign currency exchange contracts:
Average amounts purchased - in USD	$ 1,902,996
Average amounts sold - in USD	1,069,293
Futures contracts:
Average notional amount of contracts - long	36,274,878
Average notional amount of contracts - short	122,983
Options:
Average value of option contracts purchased	45,362
Average value of option contracts written	23,411
Total return swaps:
Average notional amount	525,959

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

12	DECEMBER 31, 2023

Janus Henderson Adaptive Global Allocation Fund

Schedule of Investments (unaudited)

December 31, 2023

Offsetting of Financial Assets and Derivative Assets

	Gross Amounts
	of Recognized	Offsetting Asset	Collateral
Counterparty	Assets	or Liability(a)	Pledged(b)	Net Amount

Barclays Capital, Inc.	$41,958	$—	$—	$41,958
JPMorgan Chase Bank, National Association	7,954	(7,954)	—	—
Morgan Stanley & Co. International PLC	34,232	—	—	34,232
State Street Bank and Trust Company	2,439	—	—	2,439

Total	$86,583	$(7,954)	$—	$78,629
Offsetting of Financial Liabilities and Derivative Liabilities

	Gross Amounts
	of Recognized	Offsetting Asset	Collateral
Counterparty	Liabilities	or Liability(a)	Pledged(b)	Net Amount

Goldman Sachs & Co. LLC	$57,987	$—	$—	$57,987
Goldman Sachs International	3,090	—	—	3,090
JPMorgan Chase Bank, National Association	19,348	(7,954)	—	11,394

Total	$80,425	$(7,954)	$—	$72,471
(a)

Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	13

Janus Henderson Adaptive Global Allocation Fund

Notes to Schedule of Investments and Other Information (unaudited)

Adaptive Global Allocation 60/40 Index (Hedged)

Adaptive Global Allocation 60/40 Index (Hedged) is an internally-calculated, hypothetical combination of total returns from the MSCI All Country World IndexSM (60%) and the Bloomberg Global Aggregate Bond Index (USD Hedged) (40%).

Bloomberg Global Aggregate Bond Index (USD Hedged)	Bloomberg Global Aggregate Bond Index (USD Hedged) is a broad-based measure of the global investment grade fixed-rate debt markets.
MSCI All Country World IndexSM	MSCI All Country World IndexSM reflects the equity market performance of global developed and emerging markets.

LLC	Limited Liability Company
OTC	Over-the-Counter

4(2)

Securities sold under Section 4(2) of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 4(2) securities as of the period ended December 31, 2023 is $23,873,144, which represents 60.1% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of December 31, 2023.

◊	Zero coupon bond.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

14	DECEMBER 31, 2023

Janus Henderson Adaptive Global Allocation Fund

Notes to Schedule of Investments and Other Information (unaudited)

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2023. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$152,672	$-	$-
Investment Companies	304,790	-	-
Commercial Paper	-	31,114,165	-
U.S. Government Agency Notes	-	100,000	-
OTC Purchased Options – Puts	-	7,954	-
Total Investments in Securities	$457,462	$31,222,119	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	78,629	-
Futures Contracts	596,880	-	-
Total Assets	$1,054,342	$31,300,748	$-
Liabilities
Other Financial Instruments(a):
OTC Swaps	$-	$3,090	$-
Forward Foreign Currency Exchange Contracts	-	63,341	-
Futures Contracts	45,669	-	-
Options Written, at Value	-	13,994	-
Total Liabilities	$45,669	$80,425	$-

(a)

Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Janus Investment Fund	15

Janus Henderson Adaptive Global Allocation Fund

Statement of Assets and Liabilities (unaudited)

December 31, 2023

See footnotes at the end of the Statement.

Assets:
Investments, at value (cost $31,639,492)	$31,671,627
Purchased options, at value (premiums paid $16,968)	7,954
Cash	141,057
Deposits with brokers for futures	2,237,000
Forward foreign currency exchange contracts	78,629
Cash denominated in foreign currency (cost $5,881,685)	5,881,685
Variation margin receivable on futures contracts	19,992
Trustees' deferred compensation	1,090
Receivables:
Due from adviser	25,743
Foreign tax reclaims	2,973
Fund shares sold	219
Dividends	195
Other assets	638
Total Assets	40,068,802
Liabilities:
Forward foreign currency exchange contracts	63,341
Options written, at value (premiums received $11,844)	13,994
OTC swap contracts, at value (net premium received $0)	3,090
Variation margin payable on futures contracts	145,741
Payables:	—
Professional fees	38,628
Advisory fees	25,487
Fund shares repurchased	16,583
Custodian fees	3,370
12b-1 Distribution and shareholder servicing fees	1,447
Transfer agent fees and expenses	1,183
Trustees' deferred compensation fees	1,090
Affiliated fund administration fees payable	85
Trustees' fees and expenses	48
Accrued expenses and other payables	34,664
Total Liabilities	348,751
Commitments and contingent liabilities (Note 4)
Net Assets	$39,720,051

See Notes to Financial Statements.

16	DECEMBER 31, 2023

Janus Henderson Adaptive Global Allocation Fund

Statement of Assets and Liabilities (unaudited)

December 31, 2023

Net Assets Consist of:
Capital (par value and paid-in surplus)	$39,342,747
Total distributable earnings (loss)	377,304
Total Net Assets	$39,720,051
Net Assets - Class A Shares	$208,496
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	20,752
Net Asset Value Per Share(1)	$10.05
Maximum Offering Price Per Share(2)	$10.66
Net Assets - Class C Shares	$1,445,757
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	143,909
Net Asset Value Per Share(1)	$10.05
Net Assets - Class D Shares	$3,947,833
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	390,037
Net Asset Value Per Share	$10.12
Net Assets - Class I Shares	$379,286
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	37,685
Net Asset Value Per Share	$10.06
Net Assets - Class N Shares	$32,788,840
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	3,241,010
Net Asset Value Per Share	$10.12
Net Assets - Class S Shares	$819,763
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	81,049
Net Asset Value Per Share	$10.11
Net Assets - Class T Shares	$130,076
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	13,040
Net Asset Value Per Share	$9.98

(1) Redemption price per share may be reduced for any applicable contingent deferred sales charge. (2) Maximum offering price is computed at 100/94.25 of net asset value.

See Notes to Financial Statements.

Janus Investment Fund	17

Janus Henderson Adaptive Global Allocation Fund

Statement of Operations (unaudited)

For the period ended December 31, 2023

Investment Income:
Interest	$1,034,107
Dividends	11,145
Affiliated securities lending income, net	52
Unaffiliated securities lending income, net	26
Other income	44,409
Foreign withholding tax income	274
Total Investment Income	1,090,013
Expenses:
Advisory fees	145,883
12b-1 Distribution and shareholder servicing fees:
Class A Shares	244
Class C Shares	2,252
Class S Shares	3
Transfer agent administrative fees and expenses:
Class D Shares	2,132
Class S Shares	964
Class T Shares	196
Transfer agent networking and omnibus fees:
Class A Shares	77
Class C Shares	210
Class I Shares	1,058
Other transfer agent fees and expenses:
Class A Shares	8
Class C Shares	42
Class D Shares	403
Class I Shares	33
Class N Shares	817
Class S Shares	11
Class T Shares	1
Non-affiliated fund administration fees	36,448
Professional fees	34,663
Registration fees	32,395
Shareholder reports expense	3,997
Custodian fees	3,866
Affiliated fund administration fees	486
Trustees’ fees and expenses	404
Other expenses	8,453
Total Expenses	275,046
Less: Excess Expense Reimbursement and Waivers	(137,496)
Net Expenses	137,550
Net Investment Income/(Loss)	952,463

See Notes to Financial Statements.

18	DECEMBER 31, 2023

Janus Henderson Adaptive Global Allocation Fund

Statement of Operations (unaudited)

For the period ended December 31, 2023

Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	$84,092
Purchased options contracts	(75,477)
Forward foreign currency exchange contracts	(104,991)
Futures contracts	849,419
Swap contracts	11,887
Written options contracts	108,076
Total Net Realized Gain/(Loss) on Investments	873,006
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees’ deferred compensation	(2,182)
Purchased options contracts	17,877
Forward foreign currency exchange contracts	15,288
Futures contracts	131,735
Swap contracts	(3,090)
Written options contracts	(17,244)
Total Change in Unrealized Net Appreciation/Depreciation	142,384
Net Increase/(Decrease) in Net Assets Resulting from Operations	$1,967,853

See Notes to Financial Statements.

Janus Investment Fund	19

Janus Henderson Adaptive Global Allocation Fund

Statements of Changes in Net Assets

	Period ended December 31, 2023 (unaudited)	Year ended June 30, 2023

Operations:
Net investment income/(loss)	$952,463	$1,329,374
Net realized gain/(loss) on investments	873,006	1,676,705
Change in unrealized net appreciation/depreciation	142,384	491,785
Net Increase/(Decrease) in Net Assets Resulting from Operations	1,967,853	3,497,864
Dividends and Distributions to Shareholders:
Class A Shares	(7,551)	(1,960)
Class C Shares	(51,626)	(11,768)
Class D Shares	(149,174)	(33,223)
Class I Shares	(16,659)	(4,378)
Class N Shares	(1,292,103)	(407,403)
Class S Shares	(31,025)	(8,382)
Class T Shares	(5,025)	(2,778)
Net Decrease from Dividends and Distributions to Shareholders	(1,553,163)	(469,892)
Capital Share Transactions:
Class A Shares	14,499	4,037
Class C Shares	49,361	(39,940)
Class D Shares	307,860	207,441
Class I Shares	(593,595)	442,076
Class N Shares	(800,182)	(2,785,323)
Class S Shares	31,705	8,368
Class T Shares	(30,872)	(1,218,562)
Net Increase/(Decrease) from Capital Share Transactions	(1,021,224)	(3,381,903)
Net Increase/(Decrease) in Net Assets	(606,534)	(353,931)
Net Assets:
Beginning of period	40,326,585	40,680,516
End of period	$39,720,051	$40,326,585

See Notes to Financial Statements.

20	DECEMBER 31, 2023

Janus Henderson Adaptive Global Allocation Fund

Financial Highlights

Class A Shares
For a share outstanding during the period ended December 31, 2023 (unaudited) and the year ended June 30	2023	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$9.91	$9.19	$11.86	$9.78	$10.32	$10.43
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.23	0.29	0.07	0.07	0.12	0.22
Net realized and unrealized gain/(loss)	0.29	0.51	(1.07)	2.33	(0.43)	0.17
Total from Investment Operations	0.52	0.80	(1.00)	2.40	(0.31)	0.39
Less Dividends and Distributions:
Dividends (from net investment income)	(0.38)	(0.08)	(0.14)	(0.17)	(0.22)	(0.09)
Distributions (from capital gains)	—	—	(1.53)	(0.15)	(0.01)	(0.41)
Total Dividends and Distributions	(0.38)	(0.08)	(1.67)	(0.32)	(0.23)	(0.50)
Net Asset Value, End of Period	$10.05	$9.91	$9.19	$11.86	$9.78	$10.32
Total Return*	5.20%	8.78%	(10.06)%	24.78%	(3.14)%	4.22%
Net Assets, End of Period (in thousands)	$208	$191	$167	$190	$84	$2,567
Average Net Assets for the Period (in thousands)	$196	$215	$186	$128	$1,208	$2,179
Ratios to Average Net Assets**:
Ratio of Gross Expenses	3.15%	3.25%	3.18%	3.93%	1.73%	1.69%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.00%	1.01%	1.01%	0.95%	1.02%	0.96%
Ratio of Net Investment Income/(Loss)	4.58%	3.15%	0.66%	0.62%	1.17%	2.14%
Portfolio Turnover Rate	62%	293%	297%	414%	228%	268%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	21

Janus Henderson Adaptive Global Allocation Fund

Financial Highlights

Class C Shares
For a share outstanding during the period ended December 31, 2023 (unaudited) and the year ended June 30	2023	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$9.90	$9.20	$11.85	$9.76	$10.30	$10.35
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.22	0.27	0.09	0.07	0.09	0.17
Net realized and unrealized gain/(loss)	0.30	0.52	(1.08)	2.35	(0.41)	0.20
Total from Investment Operations	0.52	0.79	(0.99)	2.42	(0.32)	0.37
Less Dividends and Distributions:
Dividends (from net investment income)	(0.37)	(0.09)	(0.13)	(0.18)	(0.21)	(0.01)
Distributions (from capital gains)	—	—	(1.53)	(0.15)	(0.01)	(0.41)
Total Dividends and Distributions	(0.37)	(0.09)	(1.66)	(0.33)	(0.22)	(0.42)
Net Asset Value, End of Period	$10.05	$9.90	$9.20	$11.85	$9.76	$10.30
Total Return*	5.25%	8.68%	(9.94)%	25.01%	(3.30)%	3.96%
Net Assets, End of Period (in thousands)	$1,446	$1,377	$1,323	$2,253	$1,644	$1,778
Average Net Assets for the Period (in thousands)	$1,362	$1,288	$2,033	$2,039	$1,644	$1,695
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.93%	2.22%	1.52%	1.62%	1.92%	1.88%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.08%	1.16%	0.84%	0.89%	1.21%	1.14%
Ratio of Net Investment Income/(Loss)	4.50%	2.87%	0.84%	0.65%	0.91%	1.71%
Portfolio Turnover Rate	62%	293%	297%	414%	228%	268%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

22	DECEMBER 31, 2023

Janus Henderson Adaptive Global Allocation Fund

Financial Highlights

Class D Shares
For a share outstanding during the period ended December 31, 2023 (unaudited) and the year ended June 30	2023	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$9.99	$9.26	$11.94	$9.82	$10.33	$10.43
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.24	0.31	0.09	0.08	0.12	0.20
Net realized and unrealized gain/(loss)	0.29	0.52	(1.09)	2.38	(0.40)	0.20
Total from Investment Operations	0.53	0.83	(1.00)	2.46	(0.28)	0.40
Less Dividends and Distributions:
Dividends (from net investment income)	(0.40)	(0.10)	(0.15)	(0.19)	(0.22)	(0.09)
Distributions (from capital gains)	—	—	(1.53)	(0.15)	(0.01)	(0.41)
Total Dividends and Distributions	(0.40)	(0.10)	(1.68)	(0.34)	(0.23)	(0.50)
Net Asset Value, End of Period	$10.12	$9.99	$9.26	$11.94	$9.82	$10.33
Total Return*	5.27%	9.05%	(9.94)%	25.21%	(2.90)%	4.31%
Net Assets, End of Period (in thousands)	$3,948	$3,589	$3,110	$3,150	$3,030	$2,813
Average Net Assets for the Period (in thousands)	$3,674	$3,299	$3,197	$3,088	$2,844	$2,564
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.64%	1.86%	1.55%	1.50%	1.54%	1.43%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.80%	0.81%	0.80%	0.81%	0.87%	0.85%
Ratio of Net Investment Income/(Loss)	4.78%	3.28%	0.87%	0.71%	1.24%	1.97%
Portfolio Turnover Rate	62%	293%	297%	414%	228%	268%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	23

Janus Henderson Adaptive Global Allocation Fund

Financial Highlights

Class I Shares
For a share outstanding during the period ended December 31, 2023 (unaudited) and the year ended June 30	2023	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$10.00	$9.27	$11.92	$9.84	$10.35	$10.46
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.24	0.33	0.13	0.07	0.18	0.21
Net realized and unrealized gain/(loss)	0.28	0.51	(1.11)	2.36	(0.44)	0.19
Total from Investment Operations	0.52	0.84	(0.98)	2.43	(0.26)	0.40
Less Dividends and Distributions:
Dividends (from net investment income)	(0.46)	(0.11)	(0.14)	(0.20)	(0.24)	(0.10)
Distributions (from capital gains)	—	—	(1.53)	(0.15)	(0.01)	(0.41)
Total Dividends and Distributions	(0.46)	(0.11)	(1.67)	(0.35)	(0.25)	(0.51)
Net Asset Value, End of Period	$10.06	$10.00	$9.27	$11.92	$9.84	$10.35
Total Return*	5.20%	9.19%	(9.80)%	24.92%	(2.68)%	4.33%
Net Assets, End of Period (in thousands)	$379	$1,015	$514	$345	$342	$15,008
Average Net Assets for the Period (in thousands)	$863	$587	$336	$310	$7,161	$14,537
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.89%	2.35%	2.19%	2.36%	1.14%	1.35%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.85%	0.69%	0.67%	0.80%	0.76%	0.77%
Ratio of Net Investment Income/(Loss)	4.70%	3.46%	1.20%	0.64%	1.76%	2.12%
Portfolio Turnover Rate	62%	293%	297%	414%	228%	268%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

24	DECEMBER 31, 2023

Janus Henderson Adaptive Global Allocation Fund

Financial Highlights

Class N Shares
For a share outstanding during the period ended December 31, 2023 (unaudited) and the year ended June 30	2023	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$9.99	$9.27	$11.95	$9.84	$10.35	$10.46
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.24	0.32	0.11	0.09	0.14	0.21
Net realized and unrealized gain/(loss)	0.30	0.52	(1.09)	2.37	(0.41)	0.20
Total from Investment Operations	0.54	0.84	(0.98)	2.46	(0.27)	0.41
Less Dividends and Distributions:
Dividends (from net investment income)	(0.41)	(0.12)	(0.17)	(0.20)	(0.23)	(0.11)
Distributions (from capital gains)	—	—	(1.53)	(0.15)	(0.01)	(0.41)
Total Dividends and Distributions	(0.41)	(0.12)	(1.70)	(0.35)	(0.24)	(0.52)
Net Asset Value, End of Period	$10.12	$9.99	$9.27	$11.95	$9.84	$10.35
Total Return*	5.44%	9.14%	(9.81)%	25.22%	(2.74)%	4.36%
Net Assets, End of Period (in thousands)	$32,789	$33,220	$33,518	$50,111	$40,773	$46,087
Average Net Assets for the Period (in thousands)	$31,895	$33,104	$46,464	$45,500	$44,038	$49,849
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.31%	1.50%	1.22%	1.28%	1.25%	1.26%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.67%	0.67%	0.67%	0.68%	0.73%	0.70%
Ratio of Net Investment Income/(Loss)	4.90%	3.37%	1.01%	0.85%	1.40%	2.10%
Portfolio Turnover Rate	62%	293%	297%	414%	228%	268%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	25

Janus Henderson Adaptive Global Allocation Fund

Financial Highlights

Class S Shares
For a share outstanding during the period ended December 31, 2023 (unaudited) and the year ended June 30	2023	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$9.98	$9.26	$11.93	$9.82	$10.35	$10.42
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.24	0.31	0.11	0.09	0.12	0.20
Net realized and unrealized gain/(loss)	0.29	0.52	(1.09)	2.36	(0.42)	0.20
Total from Investment Operations	0.53	0.83	(0.98)	2.45	(0.30)	0.40
Less Dividends and Distributions:
Dividends (from net investment income)	(0.40)	(0.11)	(0.16)	(0.19)	(0.22)	(0.06)
Distributions (from capital gains)	—	—	(1.53)	(0.15)	(0.01)	(0.41)
Total Dividends and Distributions	(0.40)	(0.11)	(1.69)	(0.34)	(0.23)	(0.47)
Net Asset Value, End of Period	$10.11	$9.98	$9.26	$11.93	$9.82	$10.35
Total Return*	5.28%	9.05%	(9.85)%	25.18%	(3.05)%	4.33%
Net Assets, End of Period (in thousands)	$820	$778	$713	$1,581	$1,263	$1,303
Average Net Assets for the Period (in thousands)	$771	$731	$1,395	$1,448	$1,284	$1,258
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.94%	2.16%	1.58%	1.68%	1.82%	1.79%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.79%	0.79%	0.71%	0.74%	0.97%	0.89%
Ratio of Net Investment Income/(Loss)	4.78%	3.27%	0.98%	0.79%	1.15%	1.92%
Portfolio Turnover Rate	62%	293%	297%	414%	228%	268%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

26	DECEMBER 31, 2023

Janus Henderson Adaptive Global Allocation Fund

Financial Highlights

Class T Shares
For a share outstanding during the period ended December 31, 2023 (unaudited) and the year ended June 30	2023	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$9.86	$9.23	$11.90	$9.80	$10.33	$10.43
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.22	0.24	0.08	0.07	0.12	0.19
Net realized and unrealized gain/(loss)	0.29	0.57	(1.08)	2.35	(0.41)	0.20
Total from Investment Operations	0.51	0.81	(1.00)	2.42	(0.29)	0.39
Less Dividends and Distributions:
Dividends (from net investment income)	(0.39)	(0.18)	(0.14)	(0.17)	(0.23)	(0.08)
Distributions (from capital gains)	—	—	(1.53)	(0.15)	(0.01)	(0.41)
Total Dividends and Distributions	(0.39)	(0.18)	(1.67)	(0.32)	(0.24)	(0.49)
Net Asset Value, End of Period	$9.98	$9.86	$9.23	$11.90	$9.80	$10.33
Total Return*	5.18%	8.95%	(9.99)%	24.91%	(3.00)%	4.23%
Net Assets, End of Period (in thousands)	$130	$158	$1,336	$1,489	$1,149	$1,327
Average Net Assets for the Period (in thousands)	$157	$714	$1,469	$1,363	$1,261	$2,521
Ratios to Average Net Assets**:
Ratio of Gross Expenses	3.43%	2.00%	1.69%	1.73%	1.72%	1.62%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.91%	0.91%	0.91%	0.93%	0.94%	0.90%
Ratio of Net Investment Income/(Loss)	4.56%	2.52%	0.74%	0.61%	1.20%	1.90%
Portfolio Turnover Rate	62%	293%	297%	414%	228%	268%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	27

Janus Henderson Adaptive Global Allocation Fund

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Janus Henderson Adaptive Global Allocation Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 38 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks total return through growth of capital and income. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.

The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.

Shareholders, including individuals, accounts, as well as the Fund’s portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US GAAP")).

Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.

Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.

Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.

The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.

Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.

Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. Class I Shares are also available to certain direct institutional investors including, but not limited to, corporations, certain retirement plans, public plans, and foundations/endowments, who established Class I Share accounts before August 4, 2017.

Class N Shares are generally available only to financial intermediaries purchasing on behalf of: 1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to,

28	DECEMBER 31, 2023

Janus Henderson Adaptive Global Allocation Fund

Notes to Financial Statements (unaudited)

corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.

Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.

Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.

The following accounting policies have been followed by the Fund and are in conformity with US GAAP.

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on

Janus Investment Fund	29

Janus Henderson Adaptive Global Allocation Fund

Notes to Financial Statements (unaudited)

an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2023 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on the accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

Expenses

The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.

Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

30	DECEMBER 31, 2023

Janus Henderson Adaptive Global Allocation Fund

Notes to Financial Statements (unaudited)

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Dividends and Distributions

The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.

The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

2. Derivative Instruments

The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on futures contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the period ended December 31, 2023 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.

The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the

Janus Investment Fund	31

Janus Henderson Adaptive Global Allocation Fund

Notes to Financial Statements (unaudited)

securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.

In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.

• Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser’s ability to establish and maintain appropriate systems and trading.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign

32	DECEMBER 31, 2023

Janus Henderson Adaptive Global Allocation Fund

Notes to Financial Statements (unaudited)

currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Fund may also invest in forward currency contracts for non-hedging purposes such as seeking to enhance returns. The Fund is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.

Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE are used to value the forward currency contracts. The unrealized appreciation/(depreciation) for forward currency contracts is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations for the change in unrealized net appreciation/depreciation (if applicable). The realized gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing a forward currency contract is reported on the Statement of Operations (if applicable).

During the period, the Fund entered into forward currency contracts with the obligation to purchase foreign currencies in the future at an agreed upon rate in order to take a positive outlook on the related currency. These forward contracts seek to increase exposure to currency risk.

During the period, the Fund entered into forward currency contracts with the obligation to purchase foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.

During the period, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to take a negative outlook on the related currency. These forward contracts seek to increase exposure to currency risk.

During the period, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.

Futures Contracts

A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Fund may enter into futures contracts to gain exposure to the stock market or other markets pending investment of cash balances or to meet liquidity needs. The Fund is subject to interest rate risk, equity risk, and currency risk in the normal course of pursuing its investment objective through its investments in futures contracts. The Fund may also use such derivative instruments to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Futures contracts are valued at the settlement price on valuation date on the exchange as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the Actual Settlement Price or “ASET” price type as reported by an approved vendor. In the event that foreign futures trade when the foreign equity markets are closed, the last foreign futures trade price shall be used.

Futures contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities (if applicable). The change in unrealized net appreciation/depreciation is reported on the Statement of Operations (if applicable). When a contract is closed, a realized gain or loss is reported on the Statement of Operations (if applicable), equal to the difference between the opening and closing value of the contract.

Securities held by the Fund that are designated as collateral for market value on futures contracts are noted on the Schedule of Investments (if applicable). Such collateral is in the possession of the Fund’s futures commission merchant.

With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

During the period, the Fund purchased interest rate futures to increase exposure to interest rate risk.

During the period, the Fund sold interest rate futures to decrease exposure to interest rate risk.

Janus Investment Fund	33

Janus Henderson Adaptive Global Allocation Fund

Notes to Financial Statements (unaudited)

During the period, the Fund purchased futures on equity indices to increase exposure to equity risk.

During the period, the Fund sold futures on equity indices to decrease exposure to equity risk.

Options Contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price on or before a specified date. The purchaser pays a premium to the seller for this right. The seller has the corresponding obligation to sell or buy a financial instrument if the purchaser (owner) "exercises" the option. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option are adjusted by the amount of premium received or paid. Upon expiration, or closing of the option transaction, a realized gain or loss is reported on the Statement of Operations (if applicable). The difference between the premium paid/received and the market value of the option is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported on the Statement of Operations (if applicable). Option contracts are typically valued using an approved vendor’s option valuation model. To the extent reliable market quotations are available, option contracts are valued using market quotations. In cases when an approved vendor cannot provide coverage for an option and there is no reliable market quotation, a broker quotation or an internal valuation using the Black-Scholes model, the Cox-Rubinstein Binomial Option Pricing Model, or other appropriate option pricing model is used. Certain options contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities as “Variation margin receivable” or “Variation margin payable” (if applicable).

The Fund may use options contracts to hedge against changes in interest rates, the values of equities, or foreign currencies. The Fund generally invests in options to hedge against adverse movements in the value of portfolio holdings. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Fund’s hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. The Fund may be subject to counterparty risk, interest rate risk, liquidity risk, equity risk, commodity risk, and currency risk in the normal course of pursuing its investment objective through its investments in options contracts.

Options traded on an exchange are regulated and the terms of the options are standardized. Options traded OTC expose the Fund to counterparty risk in the event that the counterparty does not perform. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

The Fund may purchase put options to hedge against a decline in the value of its portfolio. By using put options in this way, the Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs. The Fund may purchase call options to hedge against an increase in the price of securities that it may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Fund. The risk in buying options is that the Fund pays a premium whether or not the options are exercised. Options purchased are reported in the Schedule of Investments (if applicable).

During the period, the Fund purchased put options on various equity indices for the purpose of decreasing exposure to broad equity risk.

During the period, the Fund purchased call options on various stocks and ETFs for the purpose of increasing exposure to individual equity risk.

During the period, the Fund purchased put options on bond exchange-traded funds in order to reduce interest rate risk exposure where reducing this exposure via other markets such as the cash bond market was less attractive.

In writing an option, the Fund bears the risk of an unfavorable change in the price of the security underlying the written option. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. Options written are reported as a liability on the Statement of Assets and Liabilities as “Options written, at value” (if applicable). The risk in writing call options is that the Fund gives up the opportunity for profit if the market price of the security increases and the options are exercised. The risk in writing put options is that the Fund may incur a loss if the market price of the security decreases and the options

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are exercised. The risk in buying options is that the Fund pays a premium whether or not the options are exercised. Exercise of an option written by the Fund could result in the Fund buying or selling a security at a price different from the current market value.

During the period, the Fund wrote call options on various equity indices for the purpose of decreasing exposure to broad equity risk.

During the period, the Fund wrote put options on various equity indices for the purpose of increasing exposure to broad equity risk.

During the period, the Fund wrote call options on various stocks and ETFs for the purpose of decreasing exposure to individual equity risk and/or generating income.

During the period, the Fund wrote put options on various stocks and ETFs for the purpose of increasing exposure to individual equity risk and/or generating income.

During the period, the Fund wrote call options on bond exchange-traded funds in order to reduce interest rate risk where reducing this exposure via other markets such as the cash bond market was less attractive.

During the period, the Fund wrote put options on bond exchange-traded funds in order to increase interest rate risk where increasing this exposure via other markets such as the cash bond market was less attractive.

Swaps

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Fund. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap transactions may in some instances involve the delivery of securities or other underlying assets by the Fund or its counterparty to collateralize obligations under the swap. If the other party to a swap that is not collateralized defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If the other party to a swap defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund’s total return.

Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements. Regulations enacted require the Fund to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Fund will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member. Alternatively, the Fund may enter into a swap with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the swap to be transferred to the FCM for clearing. The Fund may also enter into a swap with the FCM itself. The CCP, the FCM, and the Executing Dealer are all subject to regulatory oversight by the U.S. Commodity Futures Trading Commission (“CFTC”). A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from an Executing Dealer to the FCM for clearing, may expose the Fund to losses, increase its costs, or prevent the Fund from entering or exiting swap positions, accessing collateral, or fully implementing its investment strategies. The regulatory requirement to clear certain swaps could, either temporarily or permanently, reduce the liquidity of cleared swaps or increase the costs of entering into those swaps.

Index swaps, interest rate swaps, inflation swaps and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades. The market value of swap contracts are aggregated by positive and negative values and are disclosed separately as an asset or liability on the Fund’s Statement of Assets and Liabilities (if applicable). Realized gains and

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Janus Henderson Adaptive Global Allocation Fund

Notes to Financial Statements (unaudited)

losses are reported on the Fund’s Statement of Operations (if applicable). The change in unrealized net appreciation or depreciation during the period is included in the Statement of Operations (if applicable).

The Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.

Total return swaps involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period. A fixed-income total return swap may be written on many different kinds of underlying reference assets, and may include different indices for various kinds of debt securities (e.g., U.S. investment grade bonds, high-yield bonds, or emerging market bonds).

During the period, the Fund entered into total return swaps on credit indices to increase exposure to credit risk. These total return swaps require the Fund to pay a floating reference interest rate, and an amount equal to the negative price movement of an index multiplied by the notional amount of the contract. The Fund will receive payments equal to the positive price movement of the same index multiplied by the notional amount of the contract.

3. Other Investments and Strategies

Market Risk

The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.

• COVID-19 Pandemic. The effects of COVID-19 have contributed to increased volatility in global financial markets and have affected and may continue to affect certain countries, regions, issuers, industries and market sectors more dramatically than others. These conditions and events could have a significant impact on the Fund and its investments, the Fund’s ability to meet redemption requests, and the processes and operations of the Fund’s service providers, including the Adviser.

• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.

Exchange-Traded and Mutual Funds

The Fund may invest in exchange-traded funds (“ETFs”) and mutual funds to gain exposure to a particular portion of the market. ETFs are typically open-end investment companies, which may seek to track the performance of a specific index or be actively managed. ETFs are traded on a national securities exchange at market prices that may vary from the net asset value of their underlying investments. Accordingly, there may be times when an ETF trades at a premium or discount. When the Fund invests in an ETF or mutual fund, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF's or mutual fund’s expenses. As a result, the cost of investing in the Fund may be higher than the cost of investing directly in ETFs or mutual funds and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs also involve the risk that an active trading market for an ETF's shares may not develop or be maintained. Similarly, because the value of ETF shares depends on the demand

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Notes to Financial Statements (unaudited)

in the market, the Fund may not be able to purchase or sell an ETF at the most optimal time, which could adversely affect the Fund’s performance. In addition, ETFs that track particular indices may be unable to match the performance of such underlying indices due to the temporary unavailability of certain index securities in the secondary market or other factors, such as discrepancies with respect to the weighting of securities. Because the Fund may invest in a broad range of ETFs and mutual funds, such risks may include, but are not limited to, leverage risk, foreign exposure risk, interest rate risk, emerging markets risk, fixed-income risk, and commodity-linked investments risk. The Fund is also subject to the risks associated with the securities in which the ETF or mutual fund invests.

Sovereign Debt

The Fund may invest in U.S. and non-U.S. government debt securities (“sovereign debt”). Some investments in sovereign debt, such as U.S. sovereign debt, are considered low risk. However, investments in sovereign debt, especially the debt of less developed countries, can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. The Fund may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities, which may adversely affect the Fund’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent the Fund invests in non-U.S. sovereign debt, it may be subject to currency risk.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign

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Notes to Financial Statements (unaudited)

short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC"). If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.

Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).

Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations.

There were no securities on loan as of December 31, 2023.

Offsetting Assets and Liabilities

The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, in the event of a default and/or termination event, the Fund may offset with each counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment.

The Offsetting Assets and Liabilities table located in the Schedule of Investments present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the “Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of December 31, 2023” table located in the Fund’s Schedule of Investments.

The Fund may require the counterparty to pledge securities as collateral daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized gain on OTC derivative contracts with a particular

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Notes to Financial Statements (unaudited)

counterparty. The Fund may deposit cash as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. The collateral amounts are subject to minimum exposure requirements and initial margin requirements. Collateral amounts are monitored and subsequently adjusted up or down as valuations fluctuate by at least the minimum exposure requirement. Collateral may reduce the risk of loss.

The Fund generally does not exchange collateral on its forward foreign currency contracts with its counterparties; however, all liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to these contracts. Certain securities may be segregated at the Fund’s custodian. These segregated securities are denoted on the accompanying Schedule of Investments and are evaluated daily to ensure their cover and/or market value equals or exceeds the Fund’s corresponding forward foreign currency exchange contract's obligation value.

4. Investment Advisory Agreements and Other Transactions with Affiliates

The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The following table reflects the Fund’s contractual investment advisory fee rate (expressed as an annual rate).

Average Daily Net Assets of the Fund	Contractual Investment Advisory Fee (%)
First $2 Billion	0.75
Next $2 Billion	0.72
Over $4 Billion	0.70

The Fund’s actual investment advisory fee rate for the reporting period was 0.75% of average annual net assets before any applicable waivers.

The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to the management fee, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus fees payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate of 0.66% for at least a one-year period commencing on October 27, 2023. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.

The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser (or any subadvisor, as applicable) provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $226,421 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended December 31, 2023. The Fund's portion is reported as part of “Other expenses” on the Statement of Operations.

Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

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Janus Henderson Adaptive Global Allocation Fund

Notes to Financial Statements (unaudited)

Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.

Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion – $49.9 billion	0.10%
Over $49.9 billion	0.08%

During the reporting period, the administrative services fee rate was 0.12%.

The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class S Shares and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class S Shares and Class T Shares.

Shareholder Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.

Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.

The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.

Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. There were no upfront sales charges retained by the Distributor during the period ended December 31, 2023.

A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to the Distributor during the period ended December 31, 2023.

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Janus Henderson Adaptive Global Allocation Fund

Notes to Financial Statements (unaudited)

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class C Shares during the period ended December 31, 2023.

The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of December 31, 2023 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended December 31, 2023 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $196,900 were paid by the Trust to the Trustees under the Deferred Plan during the period ended December 31, 2023.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended December 31, 2023 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

As of December 31, 2023, shares of the Fund were owned by affiliates of the Adviser, and/or other funds advised by the Adviser, as indicated in the table below:

Class	% of Class Owned	% of Fund Owned
Class A Shares	-%	-%
Class C Shares	55	2
Class D Shares	-	-
Class I Shares	-	-
Class N Shares	94	77
Class S Shares	100	2
Class T Shares	-	-

5. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

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Janus Henderson Adaptive Global Allocation Fund

Notes to Financial Statements (unaudited)

Accumulated capital losses noted below represent net capital loss carryovers, as of June 30, 2023, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.

Capital Loss Carryover Schedule
For the year ended June 30, 2023
No Expiration
Short-Term	Long-Term	Accumulated Capital Losses
$ (861,856)	$ (101,807)	$ (963,663)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2023 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 31,711,042	$ 12	$ (31,473)	$ (31,461)

Information on the tax components of derivatives as of December 31, 2023 is as follows:

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ (11,844)	$ 679,210	$ (117,951)	$ 561,259

Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.

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Notes to Financial Statements (unaudited)

6. Capital Share Transactions

	Period ended December 31, 2023		Year ended June 30, 2023
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	1,787	$ 17,416	7,221	$ 64,111
Reinvested dividends and distributions	750	7,551	215	1,960
Shares repurchased	(1,057)	(10,468)	(6,363)	(62,034)
Net Increase/(Decrease)	1,480	$ 14,499	1,073	$ 4,037
Class C Shares:
Shares sold	2,123	$ 21,090	12,837	$ 120,395
Reinvested dividends and distributions	5,127	51,626	1,292	11,768
Shares repurchased	(2,357)	(23,355)	(18,808)	(172,103)
Net Increase/(Decrease)	4,893	$ 49,361	(4,679)	$ (39,940)
Class D Shares:
Shares sold	32,987	$ 326,692	107,180	$ 994,607
Reinvested dividends and distributions	14,515	147,329	3,569	32,762
Shares repurchased	(16,797)	(166,161)	(87,289)	(819,928)
Net Increase/(Decrease)	30,705	$ 307,860	23,460	$ 207,441
Class I Shares:
Shares sold	18,983	$ 188,793	382,203	$ 3,668,724
Reinvested dividends and distributions	1,651	16,659	477	4,378
Shares repurchased	(84,431)	(799,047)	(336,665)	(3,231,026)
Net Increase/(Decrease)	(63,797)	$ (593,595)	46,015	$ 442,076
Class N Shares:
Shares sold	24,385	$ 241,637	121,347	$ 1,138,761
Reinvested dividends and distributions	127,426	1,292,103	44,379	407,403
Shares repurchased	(235,185)	(2,333,922)	(457,628)	(4,331,487)
Net Increase/(Decrease)	(83,374)	$ (800,182)	(291,902)	$(2,785,323)
Class S Shares:
Shares sold	69	$ 680	-	$ -
Reinvested dividends and distributions	3,060	31,025	915	8,368
Shares repurchased	-	-	-	-
Net Increase/(Decrease)	3,129	$ 31,705	915	$ 8,368
Class T Shares:
Shares sold	309	$ 3,031	7,849	$ 72,592
Reinvested dividends and distributions	503	5,025	307	2,778
Shares repurchased	(3,771)	(38,928)	(136,943)	(1,293,932)
Net Increase/(Decrease)	(2,959)	$ (30,872)	(128,787)	$(1,218,562)

7. Purchases and Sales of Investment Securities

For the period ended December 31, 2023, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$ 339,369	$ 668,960	$ -	$ -

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Notes to Financial Statements (unaudited)

8. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2023 and through the date of issuance of the Fund’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

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Janus Henderson Adaptive Global Allocation Fund

Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093; (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov. Additionally, information regarding the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is also available, free of charge, through janushenderson.com/proxyvoting and from the SEC’s website at http://www.sec.gov.

Full Holdings

The Fund files its complete portfolio holdings (schedule of investments) with the SEC as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to shareholders. The Fund’s Form N-PORT filings and annual and semiannual reports: (i) are available on the SEC’s website at http://www.sec.gov; and (ii) are available without charge, upon request, by calling a Janus Henderson representative at 1-877-335-2687 (toll free) (or 1-800-525-3713 if you hold Class D shares). Portfolio holdings consisting of at least the names of the holdings are generally available on a monthly basis with a 30-day lag under Full Holdings for the Fund at janushenderson.com/info (or janushenderson.com/reports if you hold Class D Shares).

APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD

The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.

In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.

At meetings held on November 3, 2023 and December 14-15, 2023, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2024 through February 1, 2025, subject to earlier termination as provided for in each agreement.

In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.

Nature, Extent and Quality of Services

The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of the Adviser, particularly noting those employees who provide investment and risk management

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Additional Information (unaudited)

services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.

In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.

The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.

Performance of the Funds

The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2023, approximately 44% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2023, approximately 50% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average 2023 performance has been reasonable, noting that: (i) for the 12 months ended September 30, 2023, approximately 43% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; (ii) for the 36 months ended September 30, 2023, approximately 45% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; and (iii) for the 5- and 10-year periods ended September 30, 2023, approximately 63% and 66% of the Janus Henderson Funds were in the top two quartiles of performance, respectively, as reported by Morningstar.

The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

· For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12

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Additional Information (unaudited)

months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

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Janus Henderson Adaptive Global Allocation Fund

Additional Information (unaudited)

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

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Janus Henderson Adaptive Global Allocation Fund

Additional Information (unaudited)

U.S. Equity Funds

• For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend is improving.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the evaluated performance period ended June 30, 2023. The Trustees noted that the 12- and 36-month end performance periods ended June 30, 2023 were not yet available.

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Janus Henderson Adaptive Global Allocation Fund

Additional Information (unaudited)

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.

Costs of Services Provided

The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 6% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.

For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, changes in portfolio management, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.

The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.

The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that the Adviser noted that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant referenced its past analyses from 2022, which found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to funds subadvised by the Adviser and to the fees the Adviser charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 9 of 11 Janus Henderson Funds had lower management fees than similar funds subadvised by the Adviser. As part of their review of the 2022 independent consultant findings, the Trustees noted that for the two Janus Henderson Funds that did not have lower management fees than similar funds subadvised by the Adviser, management fees for each were under the average of its 15(c) peer group.

The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2022 (except for Janus Henderson U.S. Dividend Income Fund, for which the period end was March 31, 2023) and noted the following with

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Janus Henderson Adaptive Global Allocation Fund

Additional Information (unaudited)

regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Developed World Bond Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

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Janus Henderson Adaptive Global Allocation Fund

Additional Information (unaudited)

• For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

U.S. Equity Funds

• For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were

52	DECEMBER 31, 2023

Janus Henderson Adaptive Global Allocation Fund

Additional Information (unaudited)

reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.

Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized

Janus Investment Fund	53

Janus Henderson Adaptive Global Allocation Fund

Additional Information (unaudited)

by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that the Adviser reported no changes to its allocation methodology for the 2023 15(c) process; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.

The Trustees concluded that the management fees payable by each Janus Henderson Fund to the Adviser were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.

Economies of Scale

The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2023 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 28% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 41% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the Janus Henderson Fund is small/midsized and higher fees when the Janus Henderson Fund grows in assets.

With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2023 report that (1) 70% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.

The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.

Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.

54	DECEMBER 31, 2023

Janus Henderson Adaptive Global Allocation Fund

Additional Information (unaudited)

Other Benefits to the Adviser

The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.

Janus Investment Fund	55

Janus Henderson Adaptive Global Allocation Fund

Useful Information About Your Fund Report (unaudited)

Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in the Fund with one or more widely used market indices. When comparing the performance of the Fund with an index, keep in mind that market indices are not available for investment and do not reflect deduction of expenses.

Average annual total returns are quoted for a Fund with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Cumulative total returns are quoted for a Fund with less than one year of performance history. Cumulative total return is the growth or decline in value of an investment over time, independent of the period of time involved. Cumulative total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Fund’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of the Adviser and reflects the Fund’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Fund’s Schedule of Investments. This schedule reports the types of securities held in the Fund on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Fund invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Fund exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. A company may be allocated to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities, or the country where a majority of the company’s revenues are derived. The Fund’s Schedule of Investments relies upon the industry group and country classifications published by Bloomberg and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Fund’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Fund on the last day of the reporting period.

The Fund’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Fund shares sold to investors but not yet settled. The Fund’s liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Fund’s net assets. Because the Fund must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Fund’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

56	DECEMBER 31, 2023

Janus Henderson Adaptive Global Allocation Fund

Useful Information About Your Fund Report (unaudited)

Statement of Operations

This statement details the Fund’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Fund holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Fund.

The next section reports the expenses incurred by the Fund, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Fund will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Fund during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Fund holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets

These statements report the increase or decrease in the Fund’s net assets during the reporting period. Changes in the Fund’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Fund’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Fund’s investment operations. The Fund’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Fund to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Fund’s net assets will not be affected.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Fund through purchases or withdrawals via redemptions. The Fund’s net assets will increase and decrease in value as investors purchase and redeem shares from the Fund.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Fund’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the total return for the period. The total return may include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. As a result, the total return may differ from the total return reflected for individual shareholder transactions. Also included are ratios of expenses and net investment income to average net assets.

The Fund’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Fund during the reporting period. Do not confuse this ratio with the Fund’s yield. The net investment income ratio is not a true measure of the Fund’s yield because it does not take into account the dividends distributed to the Fund’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Fund. Portfolio turnover is affected by market conditions, changes in the asset size of the Fund, fluctuating volume of shareholder purchase and redemption orders, the nature of the Fund’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the

Janus Investment Fund	57

Janus Henderson Adaptive Global Allocation Fund

Useful Information About Your Fund Report (unaudited)

portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

58	DECEMBER 31, 2023

Janus Henderson Adaptive Global Allocation Fund

Notes

NotesPage1

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Janus Henderson Adaptive Global Allocation Fund

Notes

NotesPage2

60	DECEMBER 31, 2023

Janus Henderson Adaptive Global Allocation Fund

Notes

NotesPage3

Janus Investment Fund	61

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc Mutual funds distributed by Janus Henderson Distributors US LLC
125-24-93059 02-24

SEMIANNUAL REPORT December 31, 2023

Janus Henderson Adaptive Risk Managed U.S. Equity Fund

Janus Investment Fund

HIGHLIGHTS • Investment strategy behind your fund • Fund performance, characteristics and holdings

Janus Henderson Adaptive Risk Managed U.S. Equity Fund

Ashwin Alankar portfolio manager

Important Notice – Tailored Shareholder Reports

Effective January 24, 2023, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments that require mutual funds and exchange-traded funds to provide shareholders with streamlined annual and semi-annual shareholder reports that highlight key information. Other information, including financial statements, that currently appears in shareholder reports will be made available online, delivered free of charge to shareholders upon request, and filed with the SEC. The first tailored shareholder report for the Fund will be for the reporting period ending June 30, 2024. Currently, management is evaluating the impact of the rule and form amendments on the content of the Fund’s current shareholder reports.

Janus Henderson Adaptive Risk Managed U.S. Equity Fund (unaudited)

Fund At A Glance

December 31, 2023

5 Top Contributors - Holdings			5 Top Detractors - Holdings
	Average Weight	Relative Contribution		Average Weight	Relative Contribution
Apple Inc	5.31%	0.18%	McCormick & Co Inc/MD	0.84%	-0.31%
Constellation Energy Corp	0.34%	0.14%	Franco-Nevada Corp	0.14%	-0.19%
BlackRock Inc	0.54%	0.13%	Kimberly-Clark Corp	0.67%	-0.16%
Exxon Mobil Corp	0.03%	0.12%	GE HealthCare Technologies Inc	0.40%	-0.16%
Prologis Inc	0.50%	0.11%	Cenovus Energy Inc	0.13%	-0.15%

	5 Top Contributors - Sectors*
		Relative	Fund	Russell 1000 Index
		Contribution	Average Weight	Average Weight
	Real Estate	0.23%	4.32%	2.74%
	Utilities	0.09%	4.13%	2.37%
	Other**	-0.03%	1.55%	0.00%
	Materials	-0.11%	4.20%	2.61%
	Communication Services	-0.17%	6.33%	8.38%

	5 Top Detractors - Sectors*
		Relative	Fund	Russell 1000 Index
		Contribution	Average Weight	Average Weight
	Consumer Staples	-1.12%	11.85%	6.12%
	Financials	-0.70%	11.91%	13.18%
	Energy	-0.66%	2.23%	4.26%
	Health Care	-0.37%	12.82%	12.94%
	Consumer Discretionary	-0.36%	9.62%	10.82%

Relative contribution reflects how the portolio's holdings impacted return relative to the benchmark. Cash and securities not held in the portfolio are not shown. For equity portfolios, relative contribution compares the performance of a security in the portfolio to the benchmark's total return, factoring in the difference in weight of that security in the benchmark. Returns are calculated using daily returns and previous day ending weights rolled up by ticker, excluding fixed income securities, gross of advisory fees, may exclude certain derivatives and will differ from actual performance.
Performance attribution reflects returns gross of advisory fees and may differ from actual returns as they are based on end of day holdings. Attribution is calculated by geometrically linking daily returns for the portfolio and index.

*	Based on sector classification according to the Global Industry Classification Standard (“GICS”) codes, which are the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
**	Not a GICS classified sector.

Janus Investment Fund	1

Janus Henderson Adaptive Risk Managed U.S. Equity Fund (unaudited)

Fund At A Glance

December 31, 2023

5 Largest Equity Holdings - (% of Net Assets)
Microsoft Corp
Software	6.8%
Apple Inc
Technology Hardware, Storage & Peripherals	6.1%
Alphabet Inc - Class A
Interactive Media & Services	3.4%
Amazon.com Inc
Multiline Retail	3.0%
Schwab US Large-Cap
Exchange-Traded Funds (ETFs)	2.1%
21.4%

Asset Allocation - (% of Net Assets)
Common Stocks	98.0%
Investment Companies	2.1%
Investments Purchased with Cash Collateral from Securities Lending	0.7%
Other	(0.8)%
100.0%

Top Country Allocations - Long Positions - (% of Investment Securities)
As of December 31, 2023	As of June 30, 2023

2	DECEMBER 31, 2023

Janus Henderson Adaptive Risk Managed U.S. Equity Fund (unaudited)

Performance

See important disclosures on the next page.

Average Annual Total Return - for the periods ended December 31, 2023						Prospectus Expense Ratios
	Fiscal Year-to-Date	One Year	Five Year	Ten Year	Since Inception*	Total Annual Fund Operating Expenses‡	Net Annual Fund Operating Expenses‡
Class A Shares at NAV	4.14%	14.94%	10.28%	8.62%	7.73%	0.94%	0.89%
Class A Shares at MOP	-1.81%	8.30%	8.97%	7.98%	7.37%
Class C Shares at NAV	3.80%	14.24%	9.61%	7.92%	6.99%	1.68%	1.62%
Class C Shares at CDSC	2.80%	13.24%	9.61%	7.92%	6.99%
Class D Shares	4.35%	15.19%	10.55%	8.83%	7.88%	0.73%	0.68%
Class I Shares	4.28%	15.35%	10.55%	8.90%	8.00%	0.66%	0.61%
Class N Shares	4.35%	15.40%	10.69%	9.01%	8.06%	0.59%	0.54%
Class S Shares	4.18%	14.90%	10.16%	8.51%	7.58%	1.09%	1.04%
Class T Shares	4.19%	15.13%	10.44%	8.75%	7.74%	0.83%	0.78%
Russell 1000 Index	8.44%	26.53%	15.52%	11.80%	9.88%
S&P 500 Minimum Volatility Index	3.96%	10.32%	12.02%	10.53%	9.27%
Morningstar Quartile - Class I Shares	-	4th	4th	4th	4th
Morningstar Ranking - based on total returns for Large Blend Funds	-	1,268/1,446	1,184/1,248	964/1,082	772/890

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.668.0434 (or 800.525.3713 if you hold shares directly with Janus Henderson) or visit janushenderson.com/performance (or janushenderson.com/allfunds if you hold shares directly with Janus Henderson).

Maximum Offering Price (MOP) returns include the maximum sales charge of 5.75%. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

CDSC returns include a 1% contingent deferred sales charge (CDSC) on Shares redeemed within 12 months of purchase. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

Janus Investment Fund	3

Janus Henderson Adaptive Risk Managed U.S. Equity Fund (unaudited)

Performance

Performance may be affected by risks that include those associated with foreign and emerging markets, fixed income securities, high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), Environmental, Social and Governance (ESG) factors, non-diversification, portfolio turnover, derivatives, short sales, initial public offerings (IPOs) and potential conflicts of interest. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.

Returns include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

Class A Shares, Class C Shares, Class I Shares, and Class S Shares commenced operations on July 6, 2009, after the reorganization of each class of the predecessor fund into corresponding shares of the Fund. Performance shown for each class for periods prior to July 6, 2009, reflects the historical performance of each corresponding class of the predecessor fund prior to the reorganization, calculated using the fees and expenses of the corresponding class of the predecessor fund respectively, net of any applicable fee and expense limitations or waivers.

Class T Shares commenced operations on July 6, 2009. Performance shown for periods prior to July 6, 2009, reflects the historical performance of the predecessor fund’s Class I Shares, calculated using the fees and expenses of Class T Shares, without the effect of any fee and expense limitations or waivers.

Class N Shares commenced operations on October 28, 2014. Performance shown for periods prior to October 28, 2014, reflects the historical performance of the Fund’s Class I Shares, calculated using the fees and expenses of Class I Shares, net of any applicable fee and expense limitations or waivers.

Class D Shares commenced operations on December 22, 2014. Performance shown for periods prior to December 22, 2014, reflects the historical performance of the Fund’s Class I Shares, calculated using the fees and expenses of Class D Shares, without the effect of any applicable fee and expense limitations or waivers.

If each share class of the Fund had been available during periods prior to its commencement, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of each share class reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers. Please refer to the Fund’s prospectuses for further details concerning historical performance.

Ranking is for the share class shown only; other classes may have different performance characteristics. When an expense waiver is in effect, it may have a material effect on the total return, and therefore the ranking for the period.

© 2023 Morningstar, Inc. All Rights Reserved.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged.

See “Useful Information About Your Fund Report.”

Effective June 10, 2022, the Fund changed its investment strategy. The performance shown prior to this date does not reflect the new investment strategy and is not indicative of the current portfolio.

*The predecessor Fund’s inception date – December 30, 2005

‡ As stated in the prospectus. Net expense ratios reflect the expense waiver, if any, contractually agreed to for a two-year period commencing on June 10, 2022. In addition, net expense ratios reflect the expense waiver, if any, contractually agreed to for at least a one-year period commencing on October 27, 2023. This contractual waiver may be terminated or modified only at the discretion of the Board of Trustees This contractual waiver may be terminated or modified only at the discretion of the Portfolio's Board of Trustees. See Financial Highlights for actual expense ratios during the reporting period.

4	DECEMBER 31, 2023

Janus Henderson Adaptive Risk Managed U.S. Equity Fund (unaudited)

Expense Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges (loads) on purchase payments (applicable to Class A Shares only); and (2) ongoing costs, including management fees; 12b-1 distribution and shareholder servicing fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in any share class or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. These fees are fully described in the Fund’s prospectuses. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (7/1/23)	Ending Account Value (12/31/23)	Expenses Paid During Period (7/1/23 - 12/31/23)†	Beginning Account Value (7/1/23)	Ending Account Value (12/31/23)	Expenses Paid During Period (7/1/23 - 12/31/23)†	Net Annualized Expense Ratio (7/1/23 - 12/31/23)
Class A Shares	$1,000.00	$1,041.40	$4.41	$1,000.00	$1,020.81	$4.37	0.86%
Class C Shares	$1,000.00	$1,038.00	$8.09	$1,000.00	$1,017.19	$8.01	1.58%
Class D Shares	$1,000.00	$1,043.50	$3.34	$1,000.00	$1,021.87	$3.30	0.65%
Class I Shares	$1,000.00	$1,042.80	$3.08	$1,000.00	$1,022.12	$3.05	0.60%
Class N Shares	$1,000.00	$1,043.50	$2.67	$1,000.00	$1,022.52	$2.64	0.52%
Class S Shares	$1,000.00	$1,041.80	$5.24	$1,000.00	$1,020.01	$5.18	1.02%
Class T Shares	$1,000.00	$1,041.90	$3.85	$1,000.00	$1,021.37	$3.81	0.75%
†

Expenses Paid During Period are equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Fund’s prospectuses for more information regarding waivers and/or reimbursements.

Janus Investment Fund	5

Janus Henderson Adaptive Risk Managed U.S. Equity Fund

Schedule of Investments (unaudited)

December 31, 2023

Shares or Principal Amounts		Value
Common Stocks– 98.0%
Aerospace & Defense – 4.1%
General Dynamics Corp	21,647	$5,621,077
Lockheed Martin Corp	17,956	8,138,377
Northrop Grumman Corp	8,307	3,888,839
Raytheon Technologies Corp	85,635	7,205,329
		24,853,622
Automobiles – 1.1%
Tesla Inc*	26,061	6,475,637
Banks – 3.7%
Bank of America Corp	127,962	4,308,481
Bank of Montreal	26,937	2,665,147
JPMorgan Chase & Co	26,524	4,511,732
Toronto-Dominion Bank/The	110,231	7,123,127
Wells Fargo & Co	72,997	3,592,912
		22,201,399
Beverages – 1.0%
Coca-Cola Co	51,397	3,028,825
PepsiCo Inc	18,089	3,072,236
		6,101,061
Biotechnology – 0.4%
Gilead Sciences Inc	27,281	2,210,034
Capital Markets – 5.5%
BlackRock Inc	9,984	8,105,011
Cboe Global Markets Inc	30,083	5,371,621
CME Group Inc	14,400	3,032,640
Goldman Sachs Group Inc	9,400	3,626,238
Interactive Brokers Group Inc	19,365	1,605,359
Intercontinental Exchange Inc	31,666	4,066,864
Morgan Stanley	39,681	3,700,253
Raymond James Financial Inc	29,363	3,273,975
		32,781,961
Chemicals – 3.0%
DuPont de Nemours Inc	87,659	6,743,607
Ecolab Inc	31,419	6,231,959
Linde PLC	7,147	2,935,344
LyondellBasell Industries NV	22,961	2,183,132
		18,094,042
Commercial Services & Supplies – 1.7%
Copart Inc	105,968	5,192,432
Waste Management Inc	27,862	4,990,084
		10,182,516
Containers & Packaging – 0.4%
Packaging Corp of America	14,363	2,339,876
Diversified Financial Services – 3.4%
Berkshire Hathaway Inc*	28,969	10,332,084
Fiserv Inc*	19,618	2,606,055
Visa Inc	28,049	7,302,557
		20,240,696
Diversified Telecommunication Services – 0.5%
Verizon Communications Inc	72,200	2,721,940
Electric Utilities – 1.7%
Edison International	17,284	1,235,633
Entergy Corp	13,157	1,331,357
Exelon Corp	119,171	4,278,239
Southern Co	43,492	3,049,659
		9,894,888
Electrical Equipment – 0.6%
Emerson Electric Co	38,630	3,759,858

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

6	DECEMBER 31, 2023

Janus Henderson Adaptive Risk Managed U.S. Equity Fund

Schedule of Investments (unaudited)

December 31, 2023

Shares or Principal Amounts		Value
Common Stocks– (continued)
Electronic Equipment, Instruments & Components – 0.4%
Amphenol Corp	27,048	$2,681,268
Entertainment – 0.4%
Electronic Arts Inc	16,523	2,260,512
Food & Staples Retailing – 2.0%
BJ's Wholesale Club Holdings Inc*	31,101	2,073,193
Costco Wholesale Corp	4,508	2,975,641
Sprouts Farmers Market Inc*	41,267	1,985,355
Sysco Corp	33,221	2,429,452
Walmart Inc	14,526	2,290,024
		11,753,665
Food Products – 2.0%
Archer-Daniels-Midland Co	33,677	2,432,153
Campbell Soup Co	50,546	2,185,104
JM Smucker Co	19,175	2,423,337
Mondelez International Inc	70,072	5,075,315
		12,115,909
Health Care Equipment & Supplies – 2.3%
Abbott Laboratories	77,173	8,494,432
Becton Dickinson and Co	8,712	2,124,247
Medtronic PLC	38,803	3,196,591
		13,815,270
Health Care Providers & Services – 3.9%
AmerisourceBergen Corp	16,355	3,358,990
Anthem Inc	5,227	2,464,844
Cardinal Health Inc	32,803	3,306,542
Humana Inc	12,136	5,555,982
UnitedHealth Group Inc	15,977	8,411,411
		23,097,769
Health Care Real Estate Investment Trusts (REITs) – 0.8%
Welltower Inc	55,159	4,973,687
Hotels, Restaurants & Leisure – 4.1%
Darden Restaurants Inc	11,441	1,879,756
Hilton Worldwide Holdings Inc	26,846	4,888,388
McDonald's Corp	28,016	8,307,024
Vail Resorts Inc	10,336	2,206,426
Yum! Brands Inc	54,719	7,149,585
		24,431,179
Household Durables – 1.0%
Garmin Ltd	44,875	5,768,233
Household Products – 3.1%
Colgate-Palmolive Co	94,523	7,534,428
Kimberly-Clark Corp	29,232	3,551,980
Procter & Gamble Co	51,519	7,549,594
		18,636,002
Information Technology Services – 0.4%
International Business Machines Corp	16,513	2,700,701
Insurance – 3.9%
Aflac Inc	33,552	2,768,040
Allstate Corp	17,384	2,433,412
American International Group Inc	38,609	2,615,760
Aon PLC - Class A	7,979	2,322,049
Arthur J Gallagher & Co	11,101	2,496,393
Chubb Ltd	16,369	3,699,394
Travelers Cos Inc	35,765	6,812,875
		23,147,923
Interactive Media & Services – 4.6%
Alphabet Inc - Class A*	143,934	20,106,140

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	7

Janus Henderson Adaptive Risk Managed U.S. Equity Fund

Schedule of Investments (unaudited)

December 31, 2023

Shares or Principal Amounts		Value
Common Stocks– (continued)
Interactive Media & Services– (continued)
Meta Platforms Inc - Class A*	20,798	$7,361,660
		27,467,800
Machinery – 1.0%
Deere & Co	7,542	3,015,820
Otis Worldwide Corp	30,614	2,739,035
		5,754,855
Media – 0.4%
Fox Corp - Class A	75,999	2,254,890
Multiline Retail – 3.0%
Amazon.com Inc*	118,681	18,032,391
Multi-Utilities – 1.3%
Consolidated Edison Inc	21,415	1,948,123
Public Service Enterprise Group Inc	19,296	1,179,950
Sempra Energy	59,472	4,444,343
		7,572,416
Oil, Gas & Consumable Fuels – 3.7%
Chesapeake Energy Corp#	36,301	2,792,999
Chevron Corp	47,831	7,134,472
Exxon Mobil Corp	30,944	3,093,781
Kinder Morgan Inc/DE	134,431	2,371,363
ONEOK Inc	51,522	3,617,875
Williams Cos Inc	96,729	3,369,071
		22,379,561
Pharmaceuticals – 2.7%
Johnson & Johnson	60,798	9,529,479
Pfizer Inc	231,008	6,650,720
		16,180,199
Professional Services – 1.0%
Automatic Data Processing Inc	16,016	3,731,248
Paychex Inc	20,838	2,482,014
		6,213,262
Real Estate Management & Development – 1.1%
CBRE Group Inc*	33,975	3,162,733
CoStar Group Inc*	39,196	3,425,338
		6,588,071
Residential Real Estate Investment Trusts (REITs) – 0.8%
AvalonBay Communities Inc	9,618	1,800,682
Equity Residential	53,121	3,248,880
		5,049,562
Retail Real Estate Investment Trusts (REITs) – 0.8%
Simon Property Group Inc	34,564	4,930,209
Road & Rail – 1.3%
Canadian National Railway Co	19,302	2,424,910
Canadian Pacific Kansas City Ltd#	30,697	2,426,905
Union Pacific Corp	11,823	2,903,965
		7,755,780
Semiconductor & Semiconductor Equipment – 3.3%
Broadcom Inc	7,347	8,201,089
NVIDIA Corp	23,274	11,525,750
		19,726,839
Software – 10.0%
Adobe Inc*	5,139	3,065,927
ANSYS Inc*	8,943	3,245,236
Check Point Software Technologies Ltd*	35,886	5,483,022
Microsoft Corp	108,251	40,702,718
Oracle Corp	28,180	2,971,017
Splunk Inc*	14,423	2,197,344

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

8	DECEMBER 31, 2023

Janus Henderson Adaptive Risk Managed U.S. Equity Fund

Schedule of Investments (unaudited)

December 31, 2023

Shares or Principal Amounts		Value
Common Stocks– (continued)
Software– (continued)
Synopsys Inc*	4,468	$2,300,618
		59,965,882
Specialized Real Estate Investment Trusts (REITs) – 0.5%
Crown Castle International Corp	26,861	3,094,119
Specialty Retail – 1.9%
AutoZone Inc*	915	2,365,833
Home Depot Inc	11,748	4,071,269
O'Reilly Automotive Inc*	2,541	2,414,153
TJX Cos Inc	28,488	2,672,459
		11,523,714
Technology Hardware, Storage & Peripherals – 6.9%
Apple Inc	188,302	36,253,784
Hewlett Packard Enterprise Co	167,598	2,845,814
NetApp Inc	27,148	2,393,368
		41,492,966
Tobacco – 1.2%
Philip Morris International Inc	78,262	7,362,889
Trading Companies & Distributors – 0.4%
Fastenal Co	35,627	2,307,561
Wireless Telecommunication Services – 0.7%
T-Mobile US Inc	25,265	4,050,737
Total Common Stocks (cost $522,505,271)		586,943,351
Investment Companies– 2.1%
Exchange-Traded Funds (ETFs) – 2.1%
Schwab US Large-Cap((cost $12,134,679)	218,358	12,315,391
Investments Purchased with Cash Collateral from Securities Lending– 0.7%
Investment Companies – 0.6%
Janus Henderson Cash Collateral Fund LLC, 5.2936%ºº,£	3,222,495	3,222,495
Time Deposits – 0.1%
Royal Bank of Canada, 5.3100%, 1/2/24	$805,624	805,624
Total Investments Purchased with Cash Collateral from Securities Lending (cost $4,028,119)		4,028,119
Total Investments (total cost $538,668,069) – 100.8%		603,286,861
Liabilities, net of Cash, Receivables and Other Assets – (0.8)%		(4,696,877)
Net Assets – 100%		$598,589,984

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$583,163,750	96.7%
Canada	14,640,089	2.4
Israel	5,483,022	0.9

Total	$603,286,861	100.0%

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	9

Janus Henderson Adaptive Risk Managed U.S. Equity Fund

Schedule of Investments (unaudited)

December 31, 2023

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/23
Investment Companies - N/A
Money Markets - N/A
Janus Henderson Cash Liquidity Fund LLC, 5.3879%ºº	$14,788	$(101)	$-	$-
Investments Purchased with Cash Collateral from Securities Lending - 0.6%
Investment Companies - 0.6%
Janus Henderson Cash Collateral Fund LLC, 5.2936%ºº	4,807∆	-	-	3,222,495
Total Affiliated Investments - 0.6%	$19,595	$(101)	$-	$3,222,495

	Value at 6/30/23	Purchases	Sales Proceeds	Value at 12/31/23
Investment Companies - N/A
Money Markets - N/A
Janus Henderson Cash Liquidity Fund LLC, 5.3879%ºº	-	20,144,669	(20,144,568)	-
Investments Purchased with Cash Collateral from Securities Lending - 0.6%
Investment Companies - 0.6%
Janus Henderson Cash Collateral Fund LLC, 5.2936%ºº	3,762,210	66,813,316	(67,353,031)	3,222,495

Offsetting of Financial Assets and Derivative Assets

Gross Amounts
	of Recognized	Offsetting Asset	Collateral
Counterparty	Assets	or Liability(a)	Pledged(b)	Net Amount

JPMorgan Chase Bank, National Association	$3,914,811	$—	$(3,914,811)	$—

(a)

Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

10	DECEMBER 31, 2023

Janus Henderson Adaptive Risk Managed U.S. Equity Fund

Notes to Schedule of Investments and Other Information (unaudited)

Russell 1000® Index	Russell 1000® Index reflects the performance of U.S. large-cap equities.
S&P 500® Minimum Volatility Index

S&P 500® Minimum Volatility Index is designed to reflect a managed-volatility equity strategy that seeks to achieve lower total risk, measured by standard deviation, than the S&P 500 while maintaining similar characteristics.

LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of December 31, 2023.

#	Loaned security; a portion of the security is on loan at December 31, 2023.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2023. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$586,943,351	$-	$-
Investment Companies	12,315,391	-	-
Investments Purchased with Cash Collateral from Securities Lending	-	4,028,119	-
Total Assets	$599,258,742	$4,028,119	$-

Janus Investment Fund	11

Janus Henderson Adaptive Risk Managed U.S. Equity Fund

Statement of Assets and Liabilities (unaudited)

December 31, 2023

See footnotes at the end of the Statement.

Assets:
Unaffiliated investments, at value (cost $535,445,574)(1)	$600,064,366
Affiliated investments, at value (cost $3,222,495)	3,222,495
Trustees' deferred compensation	16,454
Receivables:
Investments sold	1,726,171
Dividends	700,820
Fund shares sold	145,481
Foreign tax reclaims	28,986
Dividends from affiliates	3,289
Other assets	7,663
Total Assets	605,915,725
Liabilities:
Due to custodian	1,543,445
Collateral for securities loaned (Note 2)	4,028,119
Payables:	—
Fund shares repurchased	1,297,771
Advisory fees	234,888
Transfer agent fees and expenses	79,248
Professional fees	29,619
12b-1 Distribution and shareholder servicing fees	17,531
Trustees' deferred compensation fees	16,454
Affiliated fund administration fees payable	1,305
Trustees' fees and expenses	731
Custodian fees	131
Accrued expenses and other payables	76,499
Total Liabilities	7,325,741
Commitments and contingent liabilities (Note 3)
Net Assets	$598,589,984

See Notes to Financial Statements.

12	DECEMBER 31, 2023

Janus Henderson Adaptive Risk Managed U.S. Equity Fund

Statement of Assets and Liabilities (unaudited)

December 31, 2023

Net Assets Consist of:
Capital (par value and paid-in surplus)	$535,533,525
Total distributable earnings (loss)	63,056,459
Total Net Assets	$598,589,984
Net Assets - Class A Shares	$19,748,638
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,986,727
Net Asset Value Per Share(2)	$9.94
Maximum Offering Price Per Share(3)	$10.55
Net Assets - Class C Shares	$9,404,389
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	996,709
Net Asset Value Per Share(2)	$9.44
Net Assets - Class D Shares	$318,492,007
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	32,807,035
Net Asset Value Per Share	$9.71
Net Assets - Class I Shares	$72,674,340
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	7,312,164
Net Asset Value Per Share	$9.94
Net Assets - Class N Shares	$44,555,479
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	4,517,476
Net Asset Value Per Share	$9.86
Net Assets - Class S Shares	$22,389,700
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,260,275
Net Asset Value Per Share	$9.91
Net Assets - Class T Shares	$111,325,431
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	11,461,490
Net Asset Value Per Share	$9.71

(1) Includes $3,914,811 of securities on loan. See Note 2 in Notes to Financial Statements.

(2) Redemption price per share may be reduced for any applicable contingent deferred sales charge.

(3) Maximum offering price is computed at 100/94.25 of net asset value.

See Notes to Financial Statements.

Janus Investment Fund	13

Janus Henderson Adaptive Risk Managed U.S. Equity Fund

Statement of Operations (unaudited)

For the period ended December 31, 2023

Investment Income:
Dividends	$6,069,827
Dividends from affiliates	14,788
Affiliated securities lending income, net	4,807
Unaffiliated securities lending income, net	1,645
Other income	31
Foreign tax withheld	(65,583)
Total Investment Income	6,025,515
Expenses:
Advisory fees	1,497,475
12b-1 Distribution and shareholder servicing fees:
Class A Shares	23,429
Class C Shares	52,419
Class S Shares	27,352
Transfer agent administrative fees and expenses:
Class D Shares	181,493
Class S Shares	27,347
Class T Shares	142,270
Transfer agent networking and omnibus fees:
Class A Shares	7,330
Class C Shares	3,879
Class I Shares	32,466
Other transfer agent fees and expenses:
Class A Shares	478
Class C Shares	218
Class D Shares	22,288
Class I Shares	1,708
Class N Shares	779
Class S Shares	143
Class T Shares	698
Registration fees	83,577
Professional fees	28,574
Shareholder reports expense	26,445
Custodian fees	10,259
Affiliated fund administration fees	7,489
Trustees’ fees and expenses	6,063
Other expenses	53,122
Total Expenses	2,237,301
Less: Excess Expense Reimbursement and Waivers	(155,041)
Net Expenses	2,082,260
Net Investment Income/(Loss)	3,943,255

See Notes to Financial Statements.

14	DECEMBER 31, 2023

Janus Henderson Adaptive Risk Managed U.S. Equity Fund

Statement of Operations (unaudited)

For the period ended December 31, 2023

Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	$(259,368)
Investments in affiliates	(101)
Total Net Realized Gain/(Loss) on Investments	(259,469)
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees’ deferred compensation	20,424,449
Total Change in Unrealized Net Appreciation/Depreciation	20,424,449
Net Increase/(Decrease) in Net Assets Resulting from Operations	$24,108,235

See Notes to Financial Statements.

Janus Investment Fund	15

Janus Henderson Adaptive Risk Managed U.S. Equity Fund

Statements of Changes in Net Assets

	Period ended December 31, 2023 (unaudited)	Year ended June 30, 2023

Operations:
Net investment income/(loss)	$3,943,255	$12,937,418
Net realized gain/(loss) on investments	(259,469)	31,700,403
Change in unrealized net appreciation/depreciation	20,424,449	38,711,499
Net Increase/(Decrease) in Net Assets Resulting from Operations	24,108,235	83,349,320
Dividends and Distributions to Shareholders:
Class A Shares	(670,683)	(425,208)
Class C Shares	(341,406)	(245,765)
Class D Shares	(11,808,938)	(8,210,926)
Class I Shares	(2,807,900)	(2,284,312)
Class N Shares	(1,646,357)	(1,173,586)
Class S Shares	(774,163)	(481,720)
Class T Shares	(4,148,003)	(3,044,047)
Net Decrease from Dividends and Distributions to Shareholders	(22,197,450)	(15,865,564)
Capital Share Transactions:
Class A Shares	118,244	(3,566,889)
Class C Shares	(2,885,477)	(4,111,376)
Class D Shares	(7,937,150)	(16,111,668)
Class I Shares	(13,022,501)	(38,714,488)
Class N Shares	1,051,487	(3,154,543)
Class S Shares	(400,580)	(2,755,856)
Class T Shares	(7,903,105)	(23,273,508)
Net Increase/(Decrease) from Capital Share Transactions	(30,979,082)	(91,688,328)
Net Increase/(Decrease) in Net Assets	(29,068,297)	(24,204,572)
Net Assets:
Beginning of period	627,658,281	651,862,853
End of period	$598,589,984	$627,658,281

See Notes to Financial Statements.

16	DECEMBER 31, 2023

Janus Henderson Adaptive Risk Managed U.S. Equity Fund

Financial Highlights

Class A Shares
For a share outstanding during the period ended December 31, 2023 (unaudited) and the year ended June 30	2023	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$9.90	$8.88	$12.76	$11.38	$11.37	$11.66
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.06	0.17	0.05	0.05	0.12	0.12
Net realized and unrealized gain/(loss)	0.34	1.06	(0.77)	2.82	0.24	0.39
Total from Investment Operations	0.40	1.23	(0.72)	2.87	0.36	0.51
Less Dividends and Distributions:
Dividends (from net investment income)	(0.04)	(0.15)	(0.03)	(0.13)	(0.06)	(0.17)
Distributions (from capital gains)	(0.32)	(0.06)	(3.13)	(1.36)	(0.29)	(0.63)
Total Dividends and Distributions	(0.36)	(0.21)	(3.16)	(1.49)	(0.35)	(0.80)
Net Asset Value, End of Period	$9.94	$9.90	$8.88	$12.76	$11.38	$11.37
Total Return*	4.14%	14.18%	(9.55)%	26.48%	3.14%	5.54%
Net Assets, End of Period (in thousands)	$19,749	$19,507	$21,015	$26,218	$27,092	$28,718
Average Net Assets for the Period (in thousands)	$18,723	$18,807	$25,214	$28,579	$29,019	$26,466
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.91%	0.93%	0.92%	0.94%	0.94%	0.96%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.86%	0.88%	0.92%	0.94%	0.94%	0.96%
Ratio of Net Investment Income/(Loss)	1.15%	1.88%	0.44%	0.43%	1.08%	1.07%
Portfolio Turnover Rate	143%	313%	152%	190%	102%	87%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	17

Janus Henderson Adaptive Risk Managed U.S. Equity Fund

Financial Highlights

Class C Shares
For a share outstanding during the period ended December 31, 2023 (unaudited) and the year ended June 30	2023	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$9.41	$8.45	$12.32	$11.02	$11.04	$11.32
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.02	0.12	(0.01)	(0.02)	0.05	0.05
Net realized and unrealized gain/(loss)	0.33	1.00	(0.73)	2.72	0.22	0.39
Total from Investment Operations	0.35	1.12	(0.74)	2.70	0.27	0.44
Less Dividends and Distributions:
Dividends (from net investment income)	—(2)	(0.10)	—	(0.04)	—	(0.09)
Distributions (from capital gains)	(0.32)	(0.06)	(3.13)	(1.36)	(0.29)	(0.63)
Total Dividends and Distributions	(0.32)	(0.16)	(3.13)	(1.40)	(0.29)	(0.72)
Net Asset Value, End of Period	$9.44	$9.41	$8.45	$12.32	$11.02	$11.04
Total Return*	3.80%	13.47%	(10.05)%	25.71%	2.41%	4.94%
Net Assets, End of Period (in thousands)	$9,404	$12,312	$14,997	$21,286	$24,089	$29,433
Average Net Assets for the Period (in thousands)	$10,778	$13,628	$19,294	$23,134	$27,415	$30,565
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.63%	1.51%	1.48%	1.58%	1.58%	1.61%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.58%	1.46%	1.48%	1.58%	1.58%	1.61%
Ratio of Net Investment Income/(Loss)	0.41%	1.33%	(0.12)%	(0.21)%	0.44%	0.41%
Portfolio Turnover Rate	143%	313%	152%	190%	102%	87%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Less than $0.005 on a per share basis.

See Notes to Financial Statements.

18	DECEMBER 31, 2023

Janus Henderson Adaptive Risk Managed U.S. Equity Fund

Financial Highlights

Class D Shares
For a share outstanding during the period ended December 31, 2023 (unaudited) and the year ended June 30	2023	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$9.67	$8.69	$12.56	$11.23	$11.22	$11.52
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.06	0.19	0.08	0.08	0.15	0.15
Net realized and unrealized gain/(loss)	0.35	1.03	(0.76)	2.77	0.24	0.37
Total from Investment Operations	0.41	1.22	(0.68)	2.85	0.39	0.52
Less Dividends and Distributions:
Dividends (from net investment income)	(0.05)	(0.18)	(0.06)	(0.16)	(0.09)	(0.19)
Distributions (from capital gains)	(0.32)	(0.06)	(3.13)	(1.36)	(0.29)	(0.63)
Total Dividends and Distributions	(0.37)	(0.24)	(3.19)	(1.52)	(0.38)	(0.82)
Net Asset Value, End of Period	$9.71	$9.67	$8.69	$12.56	$11.23	$11.22
Total Return*	4.35%	14.36%	(9.35)%	26.71%	3.41%	5.79%
Net Assets, End of Period (in thousands)	$318,492	$325,264	$307,311	$361,567	$315,423	$337,476
Average Net Assets for the Period (in thousands)	$312,991	$312,362	$357,464	$341,346	$327,755	$335,559
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.70%	0.72%	0.68%	0.68%	0.69%	0.71%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.65%	0.67%	0.68%	0.68%	0.69%	0.71%
Ratio of Net Investment Income/(Loss)	1.35%	2.09%	0.69%	0.66%	1.33%	1.31%
Portfolio Turnover Rate	143%	313%	152%	190%	102%	87%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	19

Janus Henderson Adaptive Risk Managed U.S. Equity Fund

Financial Highlights

Class I Shares
For a share outstanding during the period ended December 31, 2023 (unaudited) and the year ended June 30	2023	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$9.90	$8.87	$12.75	$11.37	$11.36	$11.65
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.07	0.20	0.08	0.08	0.15	0.15
Net realized and unrealized gain/(loss)	0.35	1.06	(0.77)	2.81	0.24	0.38
Total from Investment Operations	0.42	1.26	(0.69)	2.89	0.39	0.53
Less Dividends and Distributions:
Dividends (from net investment income)	(0.06)	(0.17)	(0.06)	(0.15)	(0.09)	(0.19)
Distributions (from capital gains)	(0.32)	(0.06)	(3.13)	(1.36)	(0.29)	(0.63)
Total Dividends and Distributions	(0.38)	(0.23)	(3.19)	(1.51)	(0.38)	(0.82)
Net Asset Value, End of Period	$9.94	$9.90	$8.87	$12.75	$11.37	$11.36
Total Return*	4.28%	14.48%	(9.31)%	26.75%	3.37%	5.81%
Net Assets, End of Period (in thousands)	$72,674	$85,473	$114,646	$468,596	$428,888	$685,211
Average Net Assets for the Period (in thousands)	$77,912	$96,141	$379,547	$439,089	$645,830	$674,516
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.65%	0.66%	0.72%	0.73%	0.69%	0.70%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.60%	0.62%	0.68%	0.69%	0.69%	0.70%
Ratio of Net Investment Income/(Loss)	1.39%	2.19%	0.66%	0.66%	1.33%	1.32%
Portfolio Turnover Rate	143%	313%	152%	190%	102%	87%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

20	DECEMBER 31, 2023

Janus Henderson Adaptive Risk Managed U.S. Equity Fund

Financial Highlights

Class N Shares
For a share outstanding during the period ended December 31, 2023 (unaudited) and the year ended June 30	2023	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$9.82	$8.82	$12.70	$11.34	$11.33	$11.62
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.07	0.21	0.09	0.10	0.17	0.16
Net realized and unrealized gain/(loss)	0.35	1.04	(0.76)	2.79	0.23	0.39
Total from Investment Operations	0.42	1.25	(0.67)	2.89	0.40	0.55
Less Dividends and Distributions:
Dividends (from net investment income)	(0.06)	(0.19)	(0.08)	(0.17)	(0.10)	(0.21)
Distributions (from capital gains)	(0.32)	(0.06)	(3.13)	(1.36)	(0.29)	(0.63)
Total Dividends and Distributions	(0.38)	(0.25)	(3.21)	(1.53)	(0.39)	(0.84)
Net Asset Value, End of Period	$9.86	$9.82	$8.82	$12.70	$11.34	$11.33
Total Return*	4.35%	14.54%	(9.21)%	26.89%	3.53%	6.01%
Net Assets, End of Period (in thousands)	$44,555	$43,369	$41,864	$54,635	$46,912	$48,624
Average Net Assets for the Period (in thousands)	$43,058	$42,929	$49,809	$49,066	$48,706	$48,621
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.57%	0.58%	0.55%	0.55%	0.55%	0.56%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.52%	0.53%	0.55%	0.55%	0.55%	0.56%
Ratio of Net Investment Income/(Loss)	1.49%	2.24%	0.82%	0.78%	1.47%	1.46%
Portfolio Turnover Rate	143%	313%	152%	190%	102%	87%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	21

Janus Henderson Adaptive Risk Managed U.S. Equity Fund

Financial Highlights

Class S Shares
For a share outstanding during the period ended December 31, 2023 (unaudited) and the year ended June 30	2023	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$9.86	$8.85	$12.73	$11.36	$11.35	$11.63
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.05	0.16	0.04	0.04	0.11	0.11
Net realized and unrealized gain/(loss)	0.36	1.05	(0.78)	2.80	0.24	0.39
Total from Investment Operations	0.41	1.21	(0.74)	2.84	0.35	0.50
Less Dividends and Distributions:
Dividends (from net investment income)	(0.04)	(0.14)	(0.01)	(0.11)	(0.05)	(0.15)
Distributions (from capital gains)	(0.32)	(0.06)	(3.13)	(1.36)	(0.29)	(0.63)
Total Dividends and Distributions	(0.36)	(0.20)	(3.14)	(1.47)	(0.34)	(0.78)
Net Asset Value, End of Period	$9.91	$9.86	$8.85	$12.73	$11.36	$11.35
Total Return*	4.18%	13.96%	(9.69)%	26.29%	3.02%	5.45%
Net Assets, End of Period (in thousands)	$22,390	$22,700	$22,961	$28,736	$26,404	$28,815
Average Net Assets for the Period (in thousands)	$21,881	$22,075	$27,437	$28,167	$28,036	$29,626
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.07%	1.09%	1.05%	1.05%	1.05%	1.06%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.02%	1.03%	1.04%	1.04%	1.05%	1.05%
Ratio of Net Investment Income/(Loss)	0.99%	1.72%	0.32%	0.30%	0.97%	0.97%
Portfolio Turnover Rate	143%	313%	152%	190%	102%	87%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

22	DECEMBER 31, 2023

Janus Henderson Adaptive Risk Managed U.S. Equity Fund

Financial Highlights

Class T Shares
For a share outstanding during the period ended December 31, 2023 (unaudited) and the year ended June 30	2023	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$9.68	$8.69	$12.56	$11.22	$11.21	$11.51
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.06	0.18	0.06	0.07	0.14	0.14
Net realized and unrealized gain/(loss)	0.34	1.04	(0.75)	2.77	0.24	0.37
Total from Investment Operations	0.40	1.22	(0.69)	2.84	0.38	0.51
Less Dividends and Distributions:
Dividends (from net investment income)	(0.05)	(0.17)	(0.05)	(0.14)	(0.08)	(0.18)
Distributions (from capital gains)	(0.32)	(0.06)	(3.13)	(1.36)	(0.29)	(0.63)
Total Dividends and Distributions	(0.37)	(0.23)	(3.18)	(1.50)	(0.37)	(0.81)
Net Asset Value, End of Period	$9.71	$9.68	$8.69	$12.56	$11.22	$11.21
Total Return*	4.19%	14.32%	(9.49)%	26.70%	3.32%	5.67%
Net Assets, End of Period (in thousands)	$111,325	$119,032	$129,070	$186,208	$207,700	$245,736
Average Net Assets for the Period (in thousands)	$113,873	$121,911	$169,108	$211,171	$230,458	$255,699
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.81%	0.82%	0.79%	0.79%	0.79%	0.80%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.75%	0.77%	0.78%	0.78%	0.79%	0.80%
Ratio of Net Investment Income/(Loss)	1.24%	2.01%	0.57%	0.58%	1.23%	1.23%
Portfolio Turnover Rate	143%	313%	152%	190%	102%	87%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	23

Janus Henderson Adaptive Risk Managed U.S. Equity Fund

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Janus Henderson Adaptive Risk Managed U.S. Equity Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 38 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.

The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.

Shareholders, including individuals, accounts, as well as the Fund’s portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US GAAP")).

Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.

Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.

Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.

The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.

Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.

Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. Class I Shares are also available to certain direct institutional investors including, but not limited to, corporations, certain retirement plans, public plans, and foundations/endowments, who established Class I Share accounts before August 4, 2017.

Class N Shares are generally available only to financial intermediaries purchasing on behalf of: 1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to,

24	DECEMBER 31, 2023

Janus Henderson Adaptive Risk Managed U.S. Equity Fund

Notes to Financial Statements (unaudited)

corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.

Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.

Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.

The following accounting policies have been followed by the Fund and are in conformity with US GAAP.

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on

Janus Investment Fund	25

Janus Henderson Adaptive Risk Managed U.S. Equity Fund

Notes to Financial Statements (unaudited)

an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2023 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on the accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

Expenses

The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.

Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

26	DECEMBER 31, 2023

Janus Henderson Adaptive Risk Managed U.S. Equity Fund

Notes to Financial Statements (unaudited)

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Dividends and Distributions

The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.

The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

2. Other Investments and Strategies

Market Risk

The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.

• COVID-19 Pandemic. The effects of COVID-19 have contributed to increased volatility in global financial markets and have affected and may continue to affect certain countries, regions, issuers, industries and market sectors more dramatically than others. These conditions and events could have a significant impact on the Fund and its investments,

Janus Investment Fund	27

Janus Henderson Adaptive Risk Managed U.S. Equity Fund

Notes to Financial Statements (unaudited)

the Fund’s ability to meet redemption requests, and the processes and operations of the Fund’s service providers, including the Adviser.

• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.

Exchange-Traded Funds

The Fund may invest in exchange-traded funds (“ETFs”) to gain exposure to a particular portion of the market. ETFs are typically open-end investment companies, which may seek to track the performance of a specific index or be actively managed. ETFs are traded on a national securities exchange at market prices that may vary from the net asset value of their underlying investments. Accordingly, there may be times when an ETF trades at a premium or discount. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. As a result, the cost of investing in the Fund may be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs also involve the risk that an active trading market for an ETF's shares may not develop or be maintained. Similarly, because the value of ETF shares depends on the demand in the market, the Fund may not be able to purchase or sell an ETF at the most optimal time, which could adversely affect the Fund’s performance. In addition, ETFs that track particular indices may be unable to match the performance of such underlying indices due to the temporary unavailability of certain index securities in the secondary market or other factors, such as discrepancies with respect to the weighting of securities. Because the Fund may invest in a broad range of ETFs, such risks may include, but are not limited to, leverage risk, foreign exposure risk, interest rate risk, emerging markets risk, and commodity-linked investments risk. The Fund is also subject to substantially the same risks as those associated with direct exposure to the securities held by the ETF.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other

28	DECEMBER 31, 2023

Janus Henderson Adaptive Risk Managed U.S. Equity Fund

Notes to Financial Statements (unaudited)

money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.

Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).

Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of December 31, 2023, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $3,914,811. Gross amounts of recognized liabilities for securities lending (collateral received) as of December 31, 2023 is $4,028,119, resulting in the net amount due to the counterparty of $113,308.

Offsetting Assets and Liabilities

The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.

The Offsetting Assets and Liabilities table located in the Schedule of Investments presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the Fund's Schedule of Investments.

3. Investment Advisory Agreements and Other Transactions with Affiliates

The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The Fund’s contractual investment advisory fee rate (expressed as an annual rate) is 0.50% of its average daily net assets.

The Adviser has contractually agreed to waive 0.05% of its advisory fee for a period of two years commencing on June 10, 2022. In addition, the Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus fees payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate of 0.59% for at least a one-year period commencing on October 27, 2023. The previous expense limit (for the one-year period commencing October 28, 2022) was 0.65%. If applicable, amounts waived

Janus Investment Fund	29

Janus Henderson Adaptive Risk Managed U.S. Equity Fund

Notes to Financial Statements (unaudited)

and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.

The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser (or any subadvisor, as applicable) provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $226,421 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended December 31, 2023. The Fund's portion is reported as part of “Other expenses” on the Statement of Operations.

Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.

Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion – $49.9 billion	0.10%
Over $49.9 billion	0.08%

During the reporting period, the administrative services fee rate was 0.12%.

The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class S Shares and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class S Shares and Class T Shares.

Shareholder Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.

Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such

30	DECEMBER 31, 2023

Janus Henderson Adaptive Risk Managed U.S. Equity Fund

Notes to Financial Statements (unaudited)

limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.

The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.

Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the period ended December 31, 2023, the Distributor retained upfront sales charges of $177.

A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to the Distributor during the period ended December 31, 2023.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended December 31, 2023, redeeming shareholders of Class C Shares paid CDSCs of $200.

The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of December 31, 2023 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended December 31, 2023 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $196,900 were paid by the Trust to the Trustees under the Deferred Plan during the period ended December 31, 2023.

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). The Sweep Vehicle is permitted to impose a liquidity fee (of up to 2%) on redemptions from the Sweep Vehicle or a redemption gate that

Janus Investment Fund	31

Janus Henderson Adaptive Risk Managed U.S. Equity Fund

Notes to Financial Statements (unaudited)

temporarily suspends redemptions from the Sweep Vehicle for up to 10 business days during a 90 day period. There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended December 31, 2023 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

As of December 31, 2023, shares of the Fund were owned by affiliates of the Adviser, and/or other funds advised by the Adviser, as indicated in the table below:

Class	% of Class Owned	% of Fund Owned
Class A Shares	-%	-%
Class C Shares	-	-
Class D Shares	-	-
Class I Shares	-	-
Class N Shares	79	6
Class S Shares	-	-
Class T Shares	-	-

4. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2023 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 539,551,751	$65,728,788	$ (1,993,678)	$ 63,735,110

32	DECEMBER 31, 2023

Janus Henderson Adaptive Risk Managed U.S. Equity Fund

Notes to Financial Statements (unaudited)

5. Capital Share Transactions

	Period ended December 31, 2023		Year ended June 30, 2023
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	320,337	$ 3,083,537	265,528	$ 2,451,013
Reinvested dividends and distributions	51,737	501,334	33,776	300,944
Shares repurchased	(356,292)	(3,466,627)	(695,367)	(6,318,846)
Net Increase/(Decrease)	15,782	$ 118,244	(396,063)	$ (3,566,889)
Class C Shares:
Shares sold	11,244	$ 106,036	60,126	$ 538,189
Reinvested dividends and distributions	36,232	333,337	27,908	237,218
Shares repurchased	(359,666)	(3,324,850)	(554,950)	(4,886,783)
Net Increase/(Decrease)	(312,190)	$ (2,885,477)	(466,916)	$ (4,111,376)
Class D Shares:
Shares sold	374,566	$ 3,584,538	824,885	$ 7,459,993
Reinvested dividends and distributions	1,226,149	11,599,372	927,842	8,072,230
Shares repurchased	(2,413,551)	(23,121,060)	(3,494,548)	(31,643,891)
Net Increase/(Decrease)	(812,836)	$ (7,937,150)	(1,741,821)	$(16,111,668)
Class I Shares:
Shares sold	295,781	$ 2,886,195	467,337	$ 4,304,801
Reinvested dividends and distributions	216,804	2,098,667	199,608	1,776,511
Shares repurchased	(1,836,804)	(18,007,363)	(4,958,114)	(44,795,800)
Net Increase/(Decrease)	(1,324,219)	$(13,022,501)	(4,291,169)	$(38,714,488)
Class N Shares:
Shares sold	278,953	$ 2,742,476	256,915	$ 2,347,154
Reinvested dividends and distributions	168,464	1,618,940	132,810	1,172,709
Shares repurchased	(344,818)	(3,309,929)	(720,991)	(6,674,406)
Net Increase/(Decrease)	102,599	$ 1,051,487	(331,266)	$ (3,154,543)
Class S Shares:
Shares sold	53,363	$ 520,457	82,009	$ 759,953
Reinvested dividends and distributions	80,120	773,161	54,123	481,151
Shares repurchased	(174,385)	(1,694,198)	(429,005)	(3,996,960)
Net Increase/(Decrease)	(40,902)	$ (400,580)	(292,873)	$ (2,755,856)
Class T Shares:
Shares sold	567,615	$ 5,480,016	658,330	$ 5,960,211
Reinvested dividends and distributions	424,938	4,019,914	340,436	2,965,201
Shares repurchased	(1,828,018)	(17,403,035)	(3,551,793)	(32,198,920)
Net Increase/(Decrease)	(835,465)	$ (7,903,105)	(2,553,027)	$(23,273,508)

6. Purchases and Sales of Investment Securities

For the period ended December 31, 2023, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$860,277,569	$ 908,208,877	$ -	$ -

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Notes to Financial Statements (unaudited)

7. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2023 and through the date of issuance of the Fund’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

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Janus Henderson Adaptive Risk Managed U.S. Equity Fund

Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093; (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov. Additionally, information regarding the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is also available, free of charge, through janushenderson.com/proxyvoting and from the SEC’s website at http://www.sec.gov.

Full Holdings

The Fund files its complete portfolio holdings (schedule of investments) with the SEC as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to shareholders. The Fund’s Form N-PORT filings and annual and semiannual reports: (i) are available on the SEC’s website at http://www.sec.gov; and (ii) are available without charge, upon request, by calling a Janus Henderson representative at 1-877-335-2687 (toll free) (or 1-800-525-3713 if you hold Class D shares). Portfolio holdings consisting of at least the names of the holdings are generally available on a monthly basis with a 30-day lag under Full Holdings for the Fund at janushenderson.com/info (or janushenderson.com/reports if you hold Class D Shares).

APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD

The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.

In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.

At meetings held on November 3, 2023 and December 14-15, 2023, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2024 through February 1, 2025, subject to earlier termination as provided for in each agreement.

In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.

Nature, Extent and Quality of Services

The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of the Adviser, particularly noting those employees who provide investment and risk management

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Janus Henderson Adaptive Risk Managed U.S. Equity Fund

Additional Information (unaudited)

services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.

In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.

The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.

Performance of the Funds

The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2023, approximately 44% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2023, approximately 50% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average 2023 performance has been reasonable, noting that: (i) for the 12 months ended September 30, 2023, approximately 43% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; (ii) for the 36 months ended September 30, 2023, approximately 45% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; and (iii) for the 5- and 10-year periods ended September 30, 2023, approximately 63% and 66% of the Janus Henderson Funds were in the top two quartiles of performance, respectively, as reported by Morningstar.

The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

· For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12

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Janus Henderson Adaptive Risk Managed U.S. Equity Fund

Additional Information (unaudited)

months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

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Janus Henderson Adaptive Risk Managed U.S. Equity Fund

Additional Information (unaudited)

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

38	DECEMBER 31, 2023

Janus Henderson Adaptive Risk Managed U.S. Equity Fund

Additional Information (unaudited)

U.S. Equity Funds

• For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend is improving.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the evaluated performance period ended June 30, 2023. The Trustees noted that the 12- and 36-month end performance periods ended June 30, 2023 were not yet available.

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Janus Henderson Adaptive Risk Managed U.S. Equity Fund

Additional Information (unaudited)

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.

Costs of Services Provided

The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 6% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.

For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, changes in portfolio management, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.

The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.

The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that the Adviser noted that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant referenced its past analyses from 2022, which found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to funds subadvised by the Adviser and to the fees the Adviser charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 9 of 11 Janus Henderson Funds had lower management fees than similar funds subadvised by the Adviser. As part of their review of the 2022 independent consultant findings, the Trustees noted that for the two Janus Henderson Funds that did not have lower management fees than similar funds subadvised by the Adviser, management fees for each were under the average of its 15(c) peer group.

The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2022 (except for Janus Henderson U.S. Dividend Income Fund, for which the period end was March 31, 2023) and noted the following with

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Janus Henderson Adaptive Risk Managed U.S. Equity Fund

Additional Information (unaudited)

regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Developed World Bond Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

Janus Investment Fund	41

Janus Henderson Adaptive Risk Managed U.S. Equity Fund

Additional Information (unaudited)

• For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

U.S. Equity Funds

• For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were

42	DECEMBER 31, 2023

Janus Henderson Adaptive Risk Managed U.S. Equity Fund

Additional Information (unaudited)

reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.

Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized

Janus Investment Fund	43

Janus Henderson Adaptive Risk Managed U.S. Equity Fund

Additional Information (unaudited)

by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that the Adviser reported no changes to its allocation methodology for the 2023 15(c) process; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.

The Trustees concluded that the management fees payable by each Janus Henderson Fund to the Adviser were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.

Economies of Scale

The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2023 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 28% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 41% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the Janus Henderson Fund is small/midsized and higher fees when the Janus Henderson Fund grows in assets.

With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2023 report that (1) 70% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.

The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.

Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.

44	DECEMBER 31, 2023

Janus Henderson Adaptive Risk Managed U.S. Equity Fund

Additional Information (unaudited)

Other Benefits to the Adviser

The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.

Janus Investment Fund	45

Janus Henderson Adaptive Risk Managed U.S. Equity Fund

Useful Information About Your Fund Report (unaudited)

Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in the Fund with one or more widely used market indices. When comparing the performance of the Fund with an index, keep in mind that market indices are not available for investment and do not reflect deduction of expenses.

Average annual total returns are quoted for a Fund with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Cumulative total returns are quoted for a Fund with less than one year of performance history. Cumulative total return is the growth or decline in value of an investment over time, independent of the period of time involved. Cumulative total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Fund’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of the Adviser and reflects the Fund’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Fund’s Schedule of Investments. This schedule reports the types of securities held in the Fund on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Fund invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Fund exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. A company may be allocated to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities, or the country where a majority of the company’s revenues are derived. The Fund’s Schedule of Investments relies upon the industry group and country classifications published by Bloomberg and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Fund’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Fund on the last day of the reporting period.

The Fund’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Fund shares sold to investors but not yet settled. The Fund’s liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Fund’s net assets. Because the Fund must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Fund’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

46	DECEMBER 31, 2023

Janus Henderson Adaptive Risk Managed U.S. Equity Fund

Useful Information About Your Fund Report (unaudited)

Statement of Operations

This statement details the Fund’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Fund holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Fund.

The next section reports the expenses incurred by the Fund, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Fund will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Fund during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Fund holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets

These statements report the increase or decrease in the Fund’s net assets during the reporting period. Changes in the Fund’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Fund’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Fund’s investment operations. The Fund’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Fund to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Fund’s net assets will not be affected.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Fund through purchases or withdrawals via redemptions. The Fund’s net assets will increase and decrease in value as investors purchase and redeem shares from the Fund.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Fund’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the total return for the period. The total return may include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. As a result, the total return may differ from the total return reflected for individual shareholder transactions. Also included are ratios of expenses and net investment income to average net assets.

The Fund’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Fund during the reporting period. Do not confuse this ratio with the Fund’s yield. The net investment income ratio is not a true measure of the Fund’s yield because it does not take into account the dividends distributed to the Fund’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Fund. Portfolio turnover is affected by market conditions, changes in the asset size of the Fund, fluctuating volume of shareholder purchase and redemption orders, the nature of the Fund’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the

Janus Investment Fund	47

Janus Henderson Adaptive Risk Managed U.S. Equity Fund

Useful Information About Your Fund Report (unaudited)

portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

48	DECEMBER 31, 2023

Janus Henderson Adaptive Risk Managed U.S. Equity Fund

Notes

NotesPage1

Janus Investment Fund	49

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc Mutual funds distributed by Janus Henderson Distributors US LLC
125-24-93016 02-24

SEMIANNUAL REPORT December 31, 2023

Janus Henderson Developed World Bond Fund

Janus Investment Fund

HIGHLIGHTS • Investment strategy behind your fund • Fund performance, characteristics and holdings

Janus Henderson Developed World Bond Fund

John Pattullo co-portfolio manager	Jenna Barnard co-portfolio manager

Important Notice – Tailored Shareholder Reports

Effective January 24, 2023, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments that require mutual funds and exchange-traded funds to provide shareholders with streamlined annual and semi-annual shareholder reports that highlight key information. Other information, including financial statements, that currently appears in shareholder reports will be made available online, delivered free of charge to shareholders upon request, and filed with the SEC. The first tailored shareholder report for the Fund will be for the reporting period ending June 30, 2024. Currently, management is evaluating the impact of the rule and form amendments on the content of the Fund’s current shareholder reports.

Janus Henderson Developed World Bond Fund (unaudited)

Fund At A Glance

December 31, 2023

Fund Profile
30-day SEC Yield*	Without Reimbursement	With Reimbursement
Class A Shares NAV	3.36%	3.38%
Class A Shares MOP	3.20%	3.22%
Class C Shares**	2.67%	2.71%
Class D Shares	3.61%	3.69%
Class I Shares	3.68%	3.70%
Class N Shares	3.79%	3.82%
Class S Shares	2.14%	3.30%
Class T Shares	3.53%	3.55%
Weighted Average Maturity		6.8 Years
Average Effective Duration***		8.8 Years
* Yield will fluctuate.
** Does not include the 1.00% contingent deferred sales charge.
*** A theoretical measure of price volatility.

Ratings† Summary - (% of Total Investments)
AAA	9.0%
AA	12.8%
A	13.4%
BBB	24.6%
BB	3.9%
B	0.1%
Not Rated	33.0%
Other	3.2%

† Credit ratings provided by Standard & Poor's (S&P), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality. "Other" includes cash equivalents, equity securities, and certain derivative instruments.

Significant Areas of Investment - (% of Net Assets)

Asset Allocation - (% of Net Assets)
Corporate Bonds	49.8%
Foreign Government Bonds	38.2%
Mortgage-Backed Securities	8.0%
Investment Companies	4.1%
Asset-Backed/Commercial Mortgage-Backed Securities	0.3%
Investments Purchased with Cash Collateral from Securities Lending	0.0%
Other	(0.4)%
100.0%

Janus Investment Fund	1

Janus Henderson Developed World Bond Fund (unaudited)

Performance

See important disclosures on the next page.

Average Annual Total Return - for the periods ended December 31, 2023						Prospectus Expense Ratios
	Fiscal Year-to-Date	One Year	Five Year	Ten Year	Since Inception*	Total Annual Fund Operating Expenses‡	Net Annual Fund Operating Expenses‡
Class A Shares at NAV	5.32%	6.34%	0.98%	2.41%	3.92%	1.03%	0.82%
Class A Shares at MOP	0.28%	1.26%	0.01%	1.91%	3.67%
Class C Shares at NAV	4.97%	5.46%	0.23%	1.65%	3.13%	1.67%	1.57%
Class C Shares at CDSC	3.97%	4.46%	0.23%	1.65%	3.13%
Class D Shares	5.38%	6.30%	1.10%	2.50%	3.97%	0.76%	0.69%
Class I Shares	5.45%	6.58%	1.21%	2.65%	4.07%	0.69%	0.57%
Class N Shares	5.46%	6.57%	1.23%	2.64%	4.03%	0.59%	0.57%
Class S Shares	5.17%	6.04%	0.77%	2.25%	3.83%	1.66%	1.07%
Class T Shares	5.31%	6.29%	0.99%	2.44%	3.93%	0.84%	0.82%
Bloomberg Global Aggregate Credit Index (USD Hedged)	5.52%	8.68%	2.17%	2.85%	3.80%
Morningstar Quartile - Class A Shares	-	4th	3rd	1st	2nd
Morningstar Ranking - based on total returns for World Bond - USD Hedged Funds	-	96/113	70/104	23/78	23/45

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.668.0434 (or 800.525.3713 if you hold shares directly with Janus Henderson) or visit janushenderson.com/performance (or janushenderson.com/allfunds if you hold shares directly with Janus Henderson).

Maximum Offering Price (MOP) returns include the maximum sales charge of 4.75%. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

CDSC returns include a 1% contingent deferred sales charge (CDSC) on Shares redeemed within 12 months of purchase. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

Performance may be affected by risks that include those associated with foreign and emerging markets, fixed income securities, high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), Environmental, Social and Governance (ESG) factors, non-diversification, portfolio turnover, derivatives, short sales, initial public offerings (IPOs) and

2	DECEMBER 31, 2023

Janus Henderson Developed World Bond Fund (unaudited)

Performance

potential conflicts of interest. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.

Returns include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

Returns of the Fund shown prior to June 5, 2017, are those for Henderson Strategic Income Fund (the “Predecessor Fund”), which merged into the Fund after the close of business on June 2, 2017. The Predecessor Fund was advised by Henderson Global Investors (North America) Inc. and subadvised by Henderson Investment Management Limited. Class A Shares, Class C Shares, Class I Shares, and Class R6 Shares of the Predecessor Fund were reorganized into Class A Shares, Class C Shares, Class I Shares, and Class N Shares, respectively, of the Fund. In connection with this reorganization, certain shareholders of the Predecessor Fund who held shares directly with the Predecessor Fund and not through an intermediary had the Class A Shares, Class C Shares, Class I Shares, and Class N Shares of the Fund received in the reorganization automatically exchanged for Class D Shares of the Fund following the reorganization. Class A Shares and Class C Shares of the Predecessor Fund commenced operations with the Predecessor Fund’s inception on September 30, 2003. Class I Shares and Class R6 Shares of the Predecessor Fund commenced operations on April 29, 2011 and November 30, 2015, respectively. Class D Shares, Class S Shares, and Class T Shares commenced operations on June 5, 2017.

Performance of Class A Shares shown for periods prior to June 5, 2017, reflects the performance of Class A Shares of the Predecessor Fund, calculated using the fees and expenses of Class A Shares of the Predecessor Fund, in effect during the periods shown, net of any applicable fee and expense limitations or waivers.

Performance of Class C Shares shown for periods prior to June 5, 2017, reflects the performance of Class C Shares of the Predecessor Fund, calculated using the fees and expenses of Class C Shares of the Predecessor Fund, in effect during the periods shown, net of any applicable fee and expense limitations or waivers.

Performance of Class D Shares shown for periods prior to June 5, 2017, reflects the performance of Class A Shares of the Predecessor Fund, calculated using the fees and expenses of Class A Shares of the Predecessor Fund (without sales charges), net of any applicable fee and expense limitations or waivers.

Performance of Class I Shares shown for periods prior to June 5, 2017, reflects the performance of Class I Shares of the Predecessor Fund, calculated using the fees and expenses of Class I Shares of the Predecessor Fund, in effect during the periods shown, net of any applicable fee and expense limitations or waivers, except that for periods prior to April 29, 2011, performance for Class I Shares reflects the performance of Class A Shares of the Predecessor Fund, calculated using the fees and expenses of Class A Shares of the Predecessor Fund (without sales charges), net of any applicable fee and expense limitations or waivers.

Performance of Class N Shares shown for periods prior to June 5, 2017, reflects the performance of Class R6 Shares of the Predecessor Fund, calculated using the fees and expenses of Class R6 Shares of the Predecessor Fund, in effect during the periods shown, net of any applicable fee and expense limitations or waivers, except that for periods prior to November 30, 2015, performance for Class N Shares reflects the performance of Class A Shares of the Predecessor Fund, calculated using the fees and expenses of Class A Shares of the Predecessor Fund (without sales charges), net of any applicable fee and expense limitations or waivers.

Performance of Class S Shares shown for periods prior to June 5, 2017, reflects the performance of Class A Shares of the Predecessor Fund, calculated using the fees and expenses of Class A Shares of the Predecessor Fund (without sales charges), net of any applicable fee and expense limitations or waivers.

Performance of Class T Shares shown for periods prior to June 5, 2017, reflects the performance of Class A Shares of the Predecessor Fund, calculated using the fees and expenses of Class A Shares of the Predecessor Fund (without sales charges), net of any applicable fee and expense limitations or waivers.

If each share class of the Fund had been available during periods prior to its commencement, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of each share class reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers. Please refer to the Fund’s prospectuses for further details concerning historical performance.

Ranking is for the share class shown only; other classes may have different performance characteristics. When an expense waiver is in effect, it may have a material effect on the total return, and therefore the ranking for the period.

© 2023 Morningstar, Inc. All Rights Reserved.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged.

See “Useful Information About Your Fund Report.”

*The Predecessor Fund’s inception date – September 30, 2003

‡ As stated in the prospectus. Net expense ratios reflect the expense waiver, if any, contractually agreed to for at least a one-year period commencing on October 27, 2023. This contractual waiver may be terminated or modified only at the discretion of the Board of Trustees. See Financial Highlights for actual expense ratios during the reporting period.

Janus Investment Fund	3

Janus Henderson Developed World Bond Fund (unaudited)

Expense Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges (loads) on purchase payments (applicable to Class A Shares only); and (2) ongoing costs, including management fees; 12b-1 distribution and shareholder servicing fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in any share class or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. These fees are fully described in the Fund’s prospectuses. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (7/1/23)	Ending Account Value (12/31/23)	Expenses Paid During Period (7/1/23 - 12/31/23)†	Beginning Account Value (7/1/23)	Ending Account Value (12/31/23)	Expenses Paid During Period (7/1/23 - 12/31/23)†	Net Annualized Expense Ratio (7/1/23 - 12/31/23)
Class A Shares	$1,000.00	$1,053.20	$4.23	$1,000.00	$1,021.01	$4.17	0.82%
Class C Shares	$1,000.00	$1,049.70	$7.83	$1,000.00	$1,017.50	$7.71	1.52%
Class D Shares	$1,000.00	$1,053.80	$3.61	$1,000.00	$1,021.62	$3.56	0.70%
Class I Shares	$1,000.00	$1,054.50	$3.05	$1,000.00	$1,022.17	$3.00	0.59%
Class N Shares	$1,000.00	$1,054.60	$3.00	$1,000.00	$1,022.22	$2.95	0.58%
Class S Shares	$1,000.00	$1,051.70	$5.42	$1,000.00	$1,019.86	$5.33	1.05%
Class T Shares	$1,000.00	$1,053.10	$4.18	$1,000.00	$1,021.06	$4.12	0.81%
†

Expenses Paid During Period are equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Fund’s prospectuses for more information regarding waivers and/or reimbursements.

4	DECEMBER 31, 2023

Janus Henderson Developed World Bond Fund

Schedule of Investments (unaudited)

December 31, 2023

Shares or Principal Amounts			Value
Asset-Backed/Commercial Mortgage-Backed Securities– 0.3%
Tesco Property Finance 3 PLC, 5.7440%, 4/13/40((cost $6,520,472)	3,628,835	GBP	$4,660,775
Corporate Bonds– 49.8%
Banking – 9.1%
Cooperatieve Rabobank UA, 3.7500%, 7/21/26	$4,022,000		3,850,641
Cooperatieve Rabobank UA/Australia, 4.2500%, 5/12/26	2,000,000	AUD	1,347,237
Goldman Sachs Group Inc, 4.0000%, 5/2/24	5,270,000	AUD	3,575,957
JPMorgan Chase & Co, SOFR + 1.3200%, 4.0800%, 4/26/26‡	3,710,000		3,649,638
Lloyds Banking Group PLC, 4.0000%, 3/7/25	4,400,000	AUD	2,947,897
Lloyds Banking Group PLC,
US Treasury Yield Curve Rate 1 Year + 1.7500%, 4.7160%, 8/11/26‡	7,500,000		7,400,338
Lloyds Banking Group PLC, 4.2500%, 11/22/27	2,190,000	AUD	1,428,460
Lloyds Banking Group PLC,
UK Govt Bonds 5 Year Note Generic Bid Yield + 3.1000%, 6.6250%, 6/2/33‡	3,730,000	GBP	4,857,632
Lloyds Banking Group PLC,
UK Govt Bonds 5 Year Note Generic Bid Yield + 2.4000%, 2.7070%, 12/3/35‡	8,508,000	GBP	8,723,423
Lloyds Banking Group PLC,
US Treasury Yield Curve Rate 5 Year + 1.5000%, 3.3690%, 12/14/46‡	5,510,000		3,824,948
Morgan Stanley, SOFR + 1.7300%, 5.1230%, 2/1/29‡	1,564,000		1,571,112
Morgan Stanley, SONIA Interest Rate Benchmark + 2.2520%, 5.7890%, 11/18/33‡	4,700,000	GBP	6,369,752
Nationwide Building Society, 4.0000%, 9/14/26 (144A)	5,203,000		4,993,099
Nationwide Building Society,
ICE SWAP Rate GBP SONIA 1 Year + 2.2130%, 6.1780%, 12/7/27‡	6,670,000	GBP	8,723,753
Nationwide Building Society, 10.2500%‡,µ	8,500	GBP	1,381,136
Natwest Group PLC, 6.6250%, 6/22/26	4,902,000	GBP	6,468,643
Natwest Group PLC,
US Treasury Yield Curve Rate 1 Year + 2.8500%, 7.4720%, 11/10/26‡	13,530,000		14,001,057
Natwest Group PLC,
US Treasury Yield Curve Rate 1 Year + 1.3500%, 5.8470%, 3/2/27‡	2,650,000		2,672,181
Santander UK Group Holdings PLC, SOFR + 2.7490%, 6.8330%, 11/21/26‡	11,438,000		11,647,930
Santander UK Group Holdings PLC, GBP SWAP 1YR + 2.8660%, 7.0980%, 11/16/27‡	4,660,000	GBP	6,172,226
UBS Group AG,
US Treasury Yield Curve Rate 1 Year + 1.6000%, 4.4900%, 8/5/25 (144A)‡	14,975,000		14,862,187
UBS Group AG, 5.9590%, 1/12/34 (144A)	3,370,000		3,485,012
UBS Group AG,
US Treasury Yield Curve Rate 5 Year + 4.7450%, 9.2500% (144A)‡,µ	1,268,000		1,367,889
			125,322,148
Brokerage – 1.0%
Intercontinental Exchange Inc, 1.8500%, 9/15/32	7,797,000		6,244,836
LSEGA Financing PLC, 1.3750%, 4/6/26 (144A)	5,000,000		4,610,820
Nasdaq Inc, 5.3500%, 6/28/28	1,240,000		1,277,134
Nasdaq Inc, 4.5000%, 2/15/32	1,100,000	EUR	1,298,769
Nasdaq Inc, 5.5500%, 2/15/34	854,000		887,178
			14,318,737
Capital Goods – 0.1%
Ball Corp, 4.8750%, 3/15/26	1,730,000		1,723,681
Communications – 5.9%
American Tower Corp, 3.6000%, 1/15/28	7,580,000		7,219,872
Comcast Corp, 0%, 9/14/26	1,420,000	EUR	1,445,006
Crown Castle International Corp, 3.6500%, 9/1/27	1,883,000		1,789,959
Crown Castle International Corp, 3.8000%, 2/15/28	1,990,000		1,890,334
Crown Castle International Corp, 2.2500%, 1/15/31	4,508,000		3,732,886
Deutsche Telekom International Finance BV, 1.5000%, 4/3/28	2,800,000	EUR	2,931,720
Netflix Inc, 5.8750%, 11/15/28	6,100,000		6,421,976
Netflix Inc, 3.8750%, 11/15/29	1,320,000	EUR	1,505,269
Netflix Inc, 3.6250%, 6/15/30	2,680,000	EUR	3,005,992
Netflix Inc, 4.8750%, 6/15/30 (144A)	962,000		974,074
Orange SA, 1.0000%, 5/12/25	4,100,000	EUR	4,380,360
Orange SA, 1.3750%, 1/16/30	5,500,000	EUR	5,577,412
Sky Ltd, 2.5000%, 9/15/26	4,025,000	EUR	4,371,627

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	5

Janus Henderson Developed World Bond Fund

Schedule of Investments (unaudited)

December 31, 2023

Shares or Principal Amounts			Value
Corporate Bonds– (continued)
Communications– (continued)
T-Mobile USA Inc, 3.5000%, 4/15/25	$9,500,000		$9,299,192
T-Mobile USA Inc, 2.2500%, 2/15/26	7,500,000		7,106,854
T-Mobile USA Inc, 4.7500%, 2/1/28	933,000		929,614
T-Mobile USA Inc, 2.6250%, 2/15/29	1,794,000		1,615,091
T-Mobile USA Inc, 3.8750%, 4/15/30	9,017,000		8,550,837
Verizon Communications Inc, 4.5000%, 8/17/27	5,970,000	AUD	4,017,895
Verizon Communications Inc, 2.3500%, 3/23/28	3,420,000	AUD	2,091,179
Virgin Media Secured Finance PLC, 4.1250%, 8/15/30 (144A)	2,500,000	GBP	2,728,596
			81,585,745
Consumer Cyclical – 5.8%
Booking Holdings Inc, 4.0000%, 11/15/26	10,358,000	EUR	11,740,422
Booking Holdings Inc, 3.5500%, 3/15/28	1,116,000		1,077,927
Compass Group PLC, 2.0000%, 7/3/29	5,100,000	GBP	5,856,824
Experian Finance PLC, 4.2500%, 2/1/29 (144A)	6,600,000		6,535,296
Experian Finance PLC, 2.7500%, 3/8/30 (144A)	7,341,000		6,421,119
Experian Finance PLC, 3.2500%, 4/7/32	830,000	GBP	980,003
Levi Strauss & Co, 3.5000%, 3/1/31 (144A)	8,000,000		6,926,712
Service Corp International/US, 4.6250%, 12/15/27#	6,882,000		6,658,335
Service Corp International/US, 5.1250%, 6/1/29	1,994,000		1,954,120
Service Corp International/US, 3.3750%, 8/15/30	9,803,000		8,549,157
Service Corp International/US, 4.0000%, 5/15/31	6,752,000		6,046,416
Sodexo SA, 1.7500%, 6/26/28	6,400,000	GBP	7,317,914
Walmart Inc, 4.8750%, 9/21/29	8,500,000	EUR	10,433,057
			80,497,302
Consumer Non-Cyclical – 15.2%
Abbott Ireland Financing DAC, 1.5000%, 9/27/26	2,650,000	EUR	2,821,822
AbbVie Inc, 4.5000%, 5/14/35	5,050,000		4,939,059
Amgen Inc, 5.2500%, 3/2/30	1,754,000		1,803,106
Amgen Inc, 5.2500%, 3/2/33	5,041,000		5,168,198
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc,
4.7000%, 2/1/36	3,370,000		3,359,004
Anheuser-Busch InBev SA/NV, 2.7000%, 3/31/26	13,389,000	EUR	14,658,197
Anheuser-Busch InBev Worldwide Inc, 4.1000%, 9/6/27	2,840,000	AUD	1,901,755
Anheuser-Busch InBev Worldwide Inc, 3.5000%, 6/1/30	3,680,000		3,501,100
Avantor Funding Inc, 3.8750%, 7/15/28	2,365,000	EUR	2,551,755
Avantor Funding Inc, 3.8750%, 7/15/28 (144A)	4,590,000	EUR	4,952,454
Bacardi Ltd, 4.4500%, 5/15/25 (144A)	3,873,000		3,818,356
Bacardi Ltd, 4.7000%, 5/15/28 (144A)	4,806,000		4,708,259
Coca-Cola Co, 3.2500%, 6/11/24	4,990,000	AUD	3,379,674
Coca-Cola Co, 2.1250%, 9/6/29	5,330,000		4,816,024
Coca-Cola Co, 0.3750%, 3/15/33	10,000,000	EUR	8,784,008
Diageo Capital PLC, 1.3750%, 9/29/25	5,000,000		4,719,963
Diageo Capital PLC, 2.0000%, 4/29/30	1,709,000		1,475,975
Diageo Finance PLC, 1.7500%, 10/12/26	6,600,000	GBP	7,913,984
Elanco Animal Health Inc, 6.6500%, 8/28/28	1,640,000		1,699,352
HCA Inc, 5.3750%, 2/1/25	9,202,000		9,188,477
HCA Inc, 5.2500%, 6/15/26	1,585,000		1,592,727
HCA Inc, 4.1250%, 6/15/29	4,675,000		4,469,857
HCA Inc, 3.6250%, 3/15/32	2,847,000		2,545,715
Heineken NV, 3.5000%, 1/29/28 (144A)	2,320,000		2,247,797
IQVIA Inc, 5.0000%, 5/15/27 (144A)	5,207,000		5,110,385
Keurig Dr Pepper Inc, 3.4000%, 11/15/25	4,762,000		4,626,915
Keurig Dr Pepper Inc, 3.2000%, 5/1/30	929,000		854,056
Kimberly-Clark Corp, 3.1000%, 3/26/30	1,737,000		1,620,310
Nestle Finance International Ltd, 1.5000%, 4/1/30	10,000,000	EUR	10,265,795
Nestle Holdings Inc, 3.9000%, 9/24/38 (144A)	13,745,000		12,601,911
Novartis Finance SA, 0%, 9/23/28	10,000,000	EUR	9,761,093
Novo Nordisk Finance Netherlands BV, 0.7500%, 3/31/25	7,786,000	EUR	8,331,835
PepsiCo Inc, 2.6250%, 7/29/29	2,695,000		2,482,840

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

6	DECEMBER 31, 2023

Janus Henderson Developed World Bond Fund

Schedule of Investments (unaudited)

December 31, 2023

Shares or Principal Amounts			Value
Corporate Bonds– (continued)
Consumer Non-Cyclical– (continued)
PepsiCo Inc, 1.1250%, 3/18/31	5,000,000	EUR	$4,917,049
PepsiCo Inc, 0.7500%, 10/14/33	13,434,000	EUR	12,129,625
Tesco Corporate Treasury Services, 2.7500%, 4/27/30	3,200,000	GBP	3,602,141
Tesco PLC, 6.1500%, 11/15/37 (144A)	$2,001,000		2,081,660
Unilever PLC, 1.5000%, 7/22/26	2,350,000	GBP	2,819,790
Zoetis Inc, 5.4000%, 11/14/25	15,256,000		15,380,350
Zoetis Inc, 3.9000%, 8/20/28	2,450,000		2,397,341
Zoetis Inc, 2.0000%, 5/15/30	4,547,000		3,915,281
			209,914,995
Government Sponsored – 1.4%
Electricite de France SA, 5.5000%, 1/25/35	1,900,000	GBP	2,442,919
Kreditanstalt fuer Wiederaufbau, 3.2000%, 9/11/26	11,843,000	AUD	7,875,861
Kreditanstalt fuer Wiederaufbau, 3.2000%, 3/15/28	13,660,000	AUD	8,961,181
			19,279,961
Insurance – 1.9%
Anthem Inc, 2.2500%, 5/15/30	2,905,000		2,515,135
Aviva PLC,
UK Govt Bonds 5 Year Note Generic Bid Yield + 4.7000%, 4.0000%, 6/3/55‡	2,320,000	GBP	2,427,674
Berkshire Hathaway Inc, 0%, 3/12/25	4,430,000	EUR	4,702,658
BUPA Finance PLC, 4.1250%, 6/14/35	1,826,000	GBP	1,884,791
BUPA Finance PLC,
UK Govt Bonds 5 Year Note Generic Bid Yield + 3.1700%, 4.0000%‡,µ	4,705,000	GBP	3,998,063
Centene Corp, 3.0000%, 10/15/30	3,876,000		3,356,785
Centene Corp, 2.6250%, 8/1/31	7,558,000		6,271,041
Scottish Widows Ltd, 7.0000%, 6/16/43	612,000	GBP	844,315
			26,000,462
Technology – 9.4%
Alphabet Inc, 2.0500%, 8/15/50	5,947,000		3,714,525
Apple Inc, 2.5130%, 8/19/24	5,080,000	CAD	3,767,804
ASML Holding NV, 1.3750%, 7/7/26	5,846,000	EUR	6,218,767
CrowdStrike Holdings Inc, 3.0000%, 2/15/29	5,781,000		5,224,444
DELL International LLC / EMC Corp, 5.8500%, 7/15/25	9,055,000		9,143,630
DELL International LLC / EMC Corp, 6.0200%, 6/15/26	1,043,000		1,067,625
Equinix Inc, 3.2000%, 11/18/29	9,102,000		8,359,570
Fiserv Inc, 5.4500%, 3/2/28	2,556,000		2,632,309
Fiserv Inc, 3.5000%, 7/1/29	1,095,000		1,030,206
Fiserv Inc, 1.6250%, 7/1/30	1,770,000	EUR	1,765,147
Gartner Inc, 3.7500%, 10/1/30 (144A)	4,237,000		3,745,386
Microsoft Corp, 2.5250%, 6/1/50	25,197,000		17,178,445
MSCI Inc, 4.0000%, 11/15/29 (144A)	2,026,000		1,904,192
MSCI Inc, 3.6250%, 9/1/30 (144A)	2,483,000		2,246,604
NVIDIA Corp, 3.2000%, 9/16/26	1,627,000		1,582,722
Oracle Corp, 2.6500%, 7/15/26	3,467,000		3,287,322
Oracle Corp, 2.9500%, 4/1/30	6,440,000		5,812,397
Oracle Corp, 4.9000%, 2/6/33	2,473,000		2,461,750
Oracle Corp, 3.6000%, 4/1/50	9,685,000		7,173,744
Oracle Corp, 5.5500%, 2/6/53	3,270,000		3,270,911
Sage Group PLC/The, 2.8750%, 2/8/34	6,875,000	GBP	7,369,781
Salesforce.com Inc, 3.7000%, 4/11/28	2,252,000		2,206,623
Salesforce.com Inc, 1.9500%, 7/15/31	6,764,000		5,777,100
SAP SE, 1.7500%, 2/22/27	1,127,000	EUR	1,231,482
VMware Inc, 4.5000%, 5/15/25	4,100,000		4,058,817
VMware Inc, 1.4000%, 8/15/26	2,245,000		2,053,464
VMware Inc, 3.9000%, 8/21/27	4,698,000		4,557,389
VMware Inc, 4.7000%, 5/15/30	7,315,000		7,215,514
Workday Inc, 3.8000%, 4/1/32	4,950,000		4,609,049
			130,666,719
Total Corporate Bonds (cost $721,814,471)			689,309,750

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	7

Janus Henderson Developed World Bond Fund

Schedule of Investments (unaudited)

December 31, 2023

Shares or Principal Amounts			Value
Foreign Government Bonds– 38.2%
Australia Government Bond, 0.5000%, 9/21/26	7,530,000	AUD	$4,720,212
Australia Government Bond, 3.2500%, 4/21/29	73,773,000	AUD	49,219,335
Australia Government Bond, 2.7500%, 5/21/41	46,294,000	AUD	25,746,661
Australia Government Bond, 1.7500%, 6/21/51	12,500,000	AUD	5,025,108
Canadian Government Bond, 1.5000%, 6/1/31	25,399,000	CAD	17,133,254
Federal Republic of Germany Bond, 0%, 10/9/26	29,751,183	EUR	30,980,690
Federal Republic of Germany Bond, 0%, 8/15/50	13,555,087	EUR	8,333,515
French Republic Government Bond OAT, 3.0000%, 5/25/33	24,811,539	EUR	28,488,410
Japan Government Five Year Bond, 0.0050%, 6/20/27	2,500,000,000	JPY	17,678,749
Kingdom of Sweden Government Bond, 1.0000%, 11/12/26	351,425,000	SEK	33,628,053
Kingdom of Sweden Government Bond, 0.1250%, 5/12/31	342,245,000	SEK	29,618,482
Kingdom of the Netherlands Government Bond, 0.7500%, 7/15/28 (144A)	33,962,912	EUR	35,270,879
Kingdom of the Netherlands Government Bond, 0.5000%, 7/15/32 (144A)	22,642,116	EUR	21,581,768
New Zealand Government Bond, 0.5000%, 5/15/26	60,000,000	NZD	34,617,732
New Zealand Government Bond, 3.0000%, 4/20/29	20,000,000	NZD	11,950,232
New Zealand Government Bond, 1.5000%, 5/15/31	33,000,000	NZD	17,232,034
New Zealand Government Bond, 3.5000%, 4/14/33	15,961,000	NZD	9,450,851
Swiss Confederation Government Bond, 0.5000%, 5/27/30	47,000,000	CHF	55,133,102
United Kingdom Gilt, 1.5000%, 7/22/26	2,900,000	GBP	3,513,584
United Kingdom Gilt, 1.2500%, 7/22/27	30,183,392	GBP	35,710,629
United Kingdom Gilt, 3.2500%, 1/31/33	12,600,000	GBP	15,705,601
United Kingdom Gilt, 4.5000%, 9/7/34	27,430,366	GBP	37,565,214
Total Foreign Government Bonds (cost $553,095,942)			528,304,095
Mortgage-Backed Securities– 8.0%
Fannie Mae Pool:
3.5000%, 5/1/49	$6,237,713		5,781,271
3.0000%, 9/1/50	8,317,315		7,362,041
3.5000%, 2/1/51	1,802,387		1,670,498
3.0000%, 1/1/52	2,270,351		2,028,781
3.0000%, 4/1/52	21,489,824		19,164,309
3.0000%, 6/1/52	10,037,326		8,923,463
3.0000%, 7/1/52	7,828,054		6,949,299
3.5000%, 8/1/52	3,631,730		3,364,206
3.5000%, 9/1/52	7,211,211		6,670,823
3.5000%, 9/1/52	2,248,001		2,078,140
4.5000%, 9/1/52	2,138,063		2,093,360
			66,086,191
Freddie Mac Pool:
3.0000%, 11/1/51	10,026,132		8,908,512
2.5000%, 3/1/52	18,295,233		15,685,928
3.5000%, 4/1/52	4,181,478		3,876,850
3.0000%, 5/1/52	10,809,571		9,656,961
3.0000%, 5/1/52	3,894,287		3,489,185
3.0000%, 6/1/52	1,489,249		1,321,840
4.0000%, 8/1/52	1,936,850		1,859,249
			44,798,525
Total Mortgage-Backed Securities (cost $112,818,420)			110,884,716
Investment Companies– 4.1%
Money Markets – 4.1%
Janus Henderson Cash Liquidity Fund LLC, 5.3879%ºº,£((cost $56,698,754)	56,687,416		56,698,754

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

8	DECEMBER 31, 2023

Janus Henderson Developed World Bond Fund

Schedule of Investments (unaudited)

December 31, 2023

Shares or Principal Amounts		Value
Investments Purchased with Cash Collateral from Securities Lending– 0%
Investment Companies – 0%
Janus Henderson Cash Collateral Fund LLC, 5.2936%ºº,£	79,600	$79,600
Time Deposits – 0%
Royal Bank of Canada, 5.3100%, 1/2/24	$19,900	19,900
Total Investments Purchased with Cash Collateral from Securities Lending (cost $99,500)		99,500
Total Investments (total cost $1,451,047,559) – 100.4%		1,389,957,590
Liabilities, net of Cash, Receivables and Other Assets – (0.4)%		(5,243,687)
Net Assets – 100%		$1,384,713,903

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$576,969,597	41.5%
United Kingdom	253,040,948	18.2
Australia	84,711,316	6.1
Switzerland	84,609,283	6.1
New Zealand	73,250,849	5.3
Netherlands	70,517,089	5.1
Sweden	63,246,535	4.5
Germany	60,314,449	4.3
France	48,207,015	3.5
Belgium	23,420,056	1.7
Japan	17,678,749	1.3
Canada	17,133,254	1.2
Bermuda	8,526,615	0.6
Denmark	8,331,835	0.6

Total	$1,389,957,590	100.0%

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	9

Janus Henderson Developed World Bond Fund

Schedule of Investments (unaudited)

December 31, 2023

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/23
Investment Companies - 4.1%
Money Markets - 4.1%
Janus Henderson Cash Liquidity Fund LLC, 5.3879%ºº	$750,333	$1,003	$(1,059)	$56,698,754
Investments Purchased with Cash Collateral from Securities Lending - 0.0%
Investment Companies - 0.0%
Janus Henderson Cash Collateral Fund LLC, 5.2936%ºº	13,072∆	-	-	79,600
Total Affiliated Investments - 4.1%	$763,405	$1,003	$(1,059)	$56,778,354

	Value at 6/30/23	Purchases	Sales Proceeds	Value at 12/31/23
Investment Companies - 4.1%
Money Markets - 4.1%
Janus Henderson Cash Liquidity Fund LLC, 5.3879%ºº	74,365,513	308,235,377	(325,902,080)	56,698,754
Investments Purchased with Cash Collateral from Securities Lending - 0.0%
Investment Companies - 0.0%
Janus Henderson Cash Collateral Fund LLC, 5.2936%ºº	2,763,468	10,925,164	(13,609,032)	79,600

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

10	DECEMBER 31, 2023

Janus Henderson Developed World Bond Fund

Schedule of Investments (unaudited)

December 31, 2023

Schedule of Forward Foreign Currency Exchange Contracts

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
BNP Paribas:
Australian Dollar	1/31/24	57,915,017	$(37,256,859)	$2,243,942
Australian Dollar	1/31/24	(108,945,362)	68,937,018	(5,368,909)
Australian Dollar	2/28/24	40,949,739	(27,399,665)	550,498
Australian Dollar	2/28/24	(108,891,353)	71,718,999	(2,604,577)
Australian Dollar	3/27/24	663,074	(450,732)	2,165
Australian Dollar	3/27/24	1,887,516	(1,296,346)	(7,123)
Australian Dollar	3/27/24	(11,704,373)	8,002,842	8,449
Australian Dollar	3/27/24	(61,128,279)	41,235,065	(517,147)
British Pound	1/31/24	13,055,357	(15,998,621)	641,646
British Pound	1/31/24	(65,423,921)	79,567,503	(3,821,365)
British Pound	2/28/24	1,883,572	(2,377,831)	23,204
British Pound	2/28/24	4,342,233	(5,544,124)	(8,971)
British Pound	2/28/24	(67,393,292)	84,440,683	(1,467,234)
British Pound	3/27/24	718,501	(909,718)	6,233
British Pound	3/27/24	473,880	(606,329)	(2,222)
British Pound	3/27/24	(37,608,300)	47,727,106	(216,313)
Canadian Dollar	1/31/24	(11,444,620)	8,347,436	(294,924)
Canadian Dollar	2/28/24	190,493	(140,892)	3,011
Canadian Dollar	2/28/24	(11,317,958)	8,293,913	(255,953)
Canadian Dollar	3/27/24	(11,508,451)	8,619,701	(77,149)
Euro	1/31/24	5,189,079	(5,595,173)	140,283
Euro	1/31/24	(91,272,236)	96,670,557	(4,212,084)
Euro	2/28/24	41,264,420	(45,305,407)	348,570
Euro	2/28/24	(107,234,057)	117,449,366	(1,191,855)
Euro	3/27/24	330,119	(363,668)	1,947
Euro	3/27/24	12,882	(14,359)	(92)
Euro	3/27/24	(86,083,158)	94,354,459	(985,038)
Japanese Yen	1/31/24	(833,315,753)	5,655,355	(286,205)
Japanese Yen	2/28/24	(833,315,753)	5,672,235	(293,618)
Japanese Yen	3/27/24	(833,315,753)	5,944,502	(46,771)
New Zealand Dollar	1/31/24	697,500	(413,471)	27,331
New Zealand Dollar	1/31/24	(60,088,492)	35,191,758	(2,782,608)
New Zealand Dollar	2/28/24	(47,162,881)	28,560,906	(1,246,510)

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	11

Janus Henderson Developed World Bond Fund

Schedule of Investments (unaudited)

December 31, 2023

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
New Zealand Dollar	3/27/24	(2,362,507)	$1,475,222	(17,885)
Swedish Krona	1/31/24	3,514,250	(331,489)	17,567
Swedish Krona	1/31/24	(350,425,683)	31,852,077	(2,954,233)
Swedish Krona	2/28/24	95,717,178	(9,286,909)	229,975
Swedish Krona	2/28/24	(198,804,346)	19,049,496	(717,049)
Swedish Krona	3/27/24	(174,652,117)	17,114,282	(268,232)
Swiss Franc	1/31/24	(24,406,004)	27,435,137	(1,695,495)
Swiss Franc	2/28/24	(879,006)	1,005,450	(46,436)
Swiss Franc	3/27/24	(24,406,004)	28,374,336	(916,529)
Total				$(28,057,706)

Schedule of Futures

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Long:
10 Year US Treasury Note	2,912	3/28/24	$328,737,500	$8,783,845
10-Year Australian Bond	2,018	3/15/24	160,399,667	4,646,700
5 Year US Treasury Note	2,008	4/3/24	218,417,064	5,349,439
Euro-Bund	163	3/11/24	24,688,573	618,687
Long Gilt	359	3/28/24	46,963,539	3,268,984
Ultra 10-Year Treasury Note	205	3/28/24	24,193,203	98,859
Total				$22,766,514

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

12	DECEMBER 31, 2023

Janus Henderson Developed World Bond Fund

Schedule of Investments (unaudited)

December 31, 2023

The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of December 31, 2023.

Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of December 31, 2023

	Currency Contracts	Interest Rate Contracts	Total
Asset Derivatives:
Forward foreign currency exchange contracts	$ 4,244,821	$ -	$ 4,244,821
*Futures contracts	-	22,766,514	$22,766,514

Total Asset Derivatives	$ 4,244,821	$22,766,514	$27,011,335
Liability Derivatives:
Forward foreign currency exchange contracts	$32,302,527	$ -	$32,302,527

*The fair value presented includes net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps. In the Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the period ended December 31, 2023.

The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the period ended December 31, 2023

Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative	Credit Contracts	Currency Contracts	Interest Rate Contracts	Total
Futures contracts	$ -	$ -	$(34,403,559)	$(34,403,559)
Forward foreign currency exchange contracts	-	19,320,712	-	$ 19,320,712
Swap contracts	(1,725,085)	-	-	$ (1,725,085)

Total	$(1,725,085)	$ 19,320,712	$(34,403,559)	$(16,807,932)

Amount of Change in Unrealized Appreciation/Depreciation Recognized on Derivatives
Derivative	Credit Contracts	Currency Contracts	Interest Rate Contracts	Total
Futures contracts	$ -	$ -	$ 37,176,699	$ 37,176,699
Forward foreign currency exchange contracts	-	(28,454,788)	-	$(28,454,788)
Swap contracts	1,763,794	-	-	$ 1,763,794

Total	$ 1,763,794	$(28,454,788)	$ 37,176,699	$ 10,485,705

Please see the "Net Realized Gain/(Loss) on Investments" and "Change in Unrealized Net Appreciation/Depreciation" sections of the Fund’s Statement of Operations.

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	13

Janus Henderson Developed World Bond Fund

Schedule of Investments (unaudited)

December 31, 2023

Average Ending Monthly Value of Derivative Instruments During the Period Ended December 31, 2023

Credit default swaps:
Average notional amount - buy protection	$45,314,286
Forward foreign currency exchange contracts:
Average amounts purchased - in USD	83,659,653
Average amounts sold - in USD	955,966,385
Futures contracts:
Average notional amount of contracts - long	858,403,350

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

14	DECEMBER 31, 2023

Janus Henderson Developed World Bond Fund

Schedule of Investments (unaudited)

December 31, 2023

Offsetting of Financial Assets and Derivative Assets

	Gross Amounts
	of Recognized	Offsetting Asset	Collateral
Counterparty	Assets	or Liability(a)	Pledged(b)	Net Amount

BNP Paribas	$4,244,821	$(4,244,821)	$—	$—
JPMorgan Chase Bank, National Association	96,750	—	(96,750)	—

Total	$4,341,571	$(4,244,821)	$(96,750)	$—
Offsetting of Financial Liabilities and Derivative Liabilities

	Gross Amounts
	of Recognized	Offsetting Asset	Collateral
Counterparty	Liabilities	or Liability(a)	Pledged(b)	Net Amount

BNP Paribas	$32,302,527	$(4,244,821)	$—	$28,057,706

(a)

Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	15

Janus Henderson Developed World Bond Fund

Notes to Schedule of Investments and Other Information (unaudited)

Bloomberg Global Aggregate Credit Index (USD Hedged)	Bloomberg Global Aggregate Credit Index (USD Hedged) measures the credit sector of the global investment grade fixed-rate bond market, including corporate, government and agency securities.

ICE	Intercontinental Exchange
LLC	Limited Liability Company
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2023 is $153,174,455, which represents 11.1% of net assets.

‡

Variable or floating rate security. Rate shown is the current rate as of December 31, 2023. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of December 31, 2023.

#	Loaned security; a portion of the security is on loan at December 31, 2023.

µ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

16	DECEMBER 31, 2023

Janus Henderson Developed World Bond Fund

Notes to Schedule of Investments and Other Information (unaudited)

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2023. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$4,660,775	$-
Corporate Bonds	-	689,309,750	-
Foreign Government Bonds	-	528,304,095	-
Mortgage-Backed Securities	-	110,884,716	-
Investment Companies	-	56,698,754	-
Investments Purchased with Cash Collateral from Securities Lending	-	99,500	-
Total Investments in Securities	$-	$1,389,957,590	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	4,244,821	-
Futures Contracts	22,766,514	-	-
Total Assets	$22,766,514	$1,394,202,411	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$32,302,527	$-

(a)

Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Janus Investment Fund	17

Janus Henderson Developed World Bond Fund

Statement of Assets and Liabilities (unaudited)

December 31, 2023

See footnotes at the end of the Statement.

Assets:
Unaffiliated investments, at value (cost $1,394,269,205)(1)	$1,333,179,236
Affiliated investments, at value (cost $56,778,354)	56,778,354
Deposits with brokers for futures	15,846,198
Forward foreign currency exchange contracts	4,244,821
Cash denominated in foreign currency (cost $11,406)	11,406
Variation margin receivable on futures contracts	1,508,872
Trustees' deferred compensation	37,995
Receivables:
Interest	10,733,378
Fund shares sold	1,434,566
Dividends from affiliates	211,339
Foreign tax reclaims	880
Other assets	250,727
Total Assets	1,424,237,772
Liabilities:
Collateral for securities loaned (Note 3)	99,500
Forward foreign currency exchange contracts	32,302,527
Variation margin payable on futures contracts	1,355,549
Payables:	—
Fund shares repurchased	4,551,197
Advisory fees	435,768
Transfer agent fees and expenses	217,922
Dividends	193,405
Custodian fees	43,648
Professional fees	41,364
Trustees' deferred compensation fees	37,995
12b-1 Distribution and shareholder servicing fees	23,430
Affiliated fund administration fees payable	3,012
Trustees' fees and expenses	2,179
Accrued expenses and other payables	216,373
Total Liabilities	39,523,869
Commitments and contingent liabilities (Note 4)
Net Assets	$1,384,713,903

See Notes to Financial Statements.

18	DECEMBER 31, 2023

Janus Henderson Developed World Bond Fund

Statement of Assets and Liabilities (unaudited)

December 31, 2023

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,937,148,410
Total distributable earnings (loss)	(552,434,507)
Total Net Assets	$1,384,713,903
Net Assets - Class A Shares	$50,519,919
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	6,428,390
Net Asset Value Per Share(2)	$7.86
Maximum Offering Price Per Share(3)	$8.25
Net Assets - Class C Shares	$13,500,708
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,731,244
Net Asset Value Per Share(2)	$7.80
Net Assets - Class D Shares	$27,414,693
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	3,490,897
Net Asset Value Per Share	$7.85
Net Assets - Class I Shares	$1,143,500,299
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	146,105,840
Net Asset Value Per Share	$7.83
Net Assets - Class N Shares	$119,283,041
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	15,234,089
Net Asset Value Per Share	$7.83
Net Assets - Class S Shares	$271,063
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	34,540
Net Asset Value Per Share	$7.85
Net Assets - Class T Shares	$30,224,180
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	3,851,346
Net Asset Value Per Share	$7.85

(1) Includes $96,750 of securities on loan. See Note 3 in Notes to Financial Statements.

(2) Redemption price per share may be reduced for any applicable contingent deferred sales charge.

(3) Maximum offering price is computed at 100/95.25 of net asset value.

See Notes to Financial Statements.

Janus Investment Fund	19

Janus Henderson Developed World Bond Fund

Statement of Operations (unaudited)

For the period ended December 31, 2023

Investment Income:
Interest	$21,117,690
Dividends from affiliates	750,333
Affiliated securities lending income, net	13,072
Unaffiliated securities lending income, net	3,183
Other income	450,579
Foreign withholding tax income	2,414
Total Investment Income	22,337,271
Expenses:
Advisory fees	3,818,551
12b-1 Distribution and shareholder servicing fees:
Class A Shares	60,317
Class C Shares	71,028
Class S Shares	426
Transfer agent administrative fees and expenses:
Class D Shares	14,684
Class S Shares	447
Class T Shares	41,383
Transfer agent networking and omnibus fees:
Class A Shares	53,205
Class C Shares	6,576
Class I Shares	733,061
Other transfer agent fees and expenses:
Class A Shares	1,540
Class C Shares	330
Class D Shares	2,512
Class I Shares	28,651
Class N Shares	3,013
Class S Shares	17
Class T Shares	1,511
Shareholder reports expense	68,642
Registration fees	56,278
Custodian fees	50,460
Professional fees	45,002
Affiliated fund administration fees	17,851
Trustees’ fees and expenses	13,861
Other expenses	129,897
Total Expenses	5,219,243
Less: Excess Expense Reimbursement and Waivers	(833,848)
Net Expenses	4,385,395
Net Investment Income/(Loss)	17,951,876

See Notes to Financial Statements.

20	DECEMBER 31, 2023

Janus Henderson Developed World Bond Fund

Statement of Operations (unaudited)

For the period ended December 31, 2023

Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	$(24,511,685)
Investments in affiliates	1,003
Forward foreign currency exchange contracts	19,320,712
Futures contracts	(34,403,559)
Swap contracts	(1,725,085)
Total Net Realized Gain/(Loss) on Investments	(41,318,614)
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees’ deferred compensation	81,496,480
Investments in affiliates	(1,059)
Forward foreign currency exchange contracts	(28,454,788)
Futures contracts	37,176,699
Swap contracts	1,763,794
Total Change in Unrealized Net Appreciation/Depreciation	91,981,126
Net Increase/(Decrease) in Net Assets Resulting from Operations	$68,614,388

See Notes to Financial Statements.

Janus Investment Fund	21

Janus Henderson Developed World Bond Fund

Statements of Changes in Net Assets

	Period ended December 31, 2023 (unaudited)	Year ended June 30, 2023

Operations:
Net investment income/(loss)	$17,951,876	$37,200,008
Net realized gain/(loss) on investments	(41,318,614)	(273,606,662)
Change in unrealized net appreciation/depreciation	91,981,126	147,973,329
Net Increase/(Decrease) in Net Assets Resulting from Operations	68,614,388	(88,433,325)
Dividends and Distributions to Shareholders:
Class A Shares	(645,066)	(5,830,159)
Class C Shares	(116,689)	(1,613,123)
Class D Shares	(308,558)	(2,333,968)
Class I Shares	(14,774,074)	(126,880,529)
Class N Shares	(1,538,033)	(10,020,418)
Class S Shares	(3,485)	(42,120)
Class T Shares	(372,378)	(4,513,172)
Net Decrease from Dividends and Distributions to Shareholders	(17,758,283)	(151,233,489)
Capital Share Transactions:
Class A Shares	(14,004,139)	(10,105,427)
Class C Shares	(4,028,350)	(7,083,837)
Class D Shares	137,274	(35,365)
Class I Shares	(162,095,861)	(428,407,048)
Class N Shares	(9,937,255)	13,180,626
Class S Shares	(201,335)	(50,447)
Class T Shares	(7,725,298)	(30,673,057)
Net Increase/(Decrease) from Capital Share Transactions	(197,854,964)	(463,174,555)
Net Increase/(Decrease) in Net Assets	(146,998,859)	(702,841,369)
Net Assets:
Beginning of period	1,531,712,762	2,234,554,131
End of period	$1,384,713,903	$1,531,712,762

See Notes to Financial Statements.

22	DECEMBER 31, 2023

Janus Henderson Developed World Bond Fund

Financial Highlights

Class A Shares
For a share outstanding during the period ended December 31, 2023 (unaudited) and the year ended June 30	2023	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$7.55	$8.60	$9.93	$9.94	$9.69	$9.35
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.09	0.15	0.12	0.17	0.14	0.18
Net realized and unrealized gain/(loss)	0.31	(0.51)	(1.33)	0.26	0.44	0.58
Total from Investment Operations	0.40	(0.36)	(1.21)	0.43	0.58	0.76
Less Dividends and Distributions:
Dividends (from net investment income)	(0.09)	(0.69)	(0.12)	(0.44)	(0.30)	(0.42)
Distributions (from capital gains)	—	—	—	—	(0.03)	—
Total Dividends and Distributions	(0.09)	(0.69)	(0.12)	(0.44)	(0.33)	(0.42)
Net Asset Value, End of Period	$7.86	$7.55	$8.60	$9.93	$9.94	$9.69
Total Return*	5.32%	(4.20)%	(12.28)%	4.30%	6.07%	8.48%
Net Assets, End of Period (in thousands)	$50,520	$62,774	$81,662	$116,629	$59,079	$51,463
Average Net Assets for the Period (in thousands)	$56,733	$69,992	$109,414	$94,430	$59,858	$43,495
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.01%	1.00%	0.93%	0.92%	0.94%	0.99%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.82%	0.80%	0.83%	0.83%	0.90%	0.99%
Ratio of Net Investment Income/(Loss)	2.29%	1.90%	1.25%	1.69%	1.45%	1.98%
Portfolio Turnover Rate	8%	60%	86%	37%	88%	42%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	23

Janus Henderson Developed World Bond Fund

Financial Highlights

Class C Shares
For a share outstanding during the period ended December 31, 2023 (unaudited) and the year ended June 30	2023	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$7.49	$8.54	$9.85	$9.87	$9.63	$9.30
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.06	0.09	0.05	0.10	0.07	0.12
Net realized and unrealized gain/(loss)	0.31	(0.51)	(1.31)	0.24	0.43	0.57
Total from Investment Operations	0.37	(0.42)	(1.26)	0.34	0.50	0.69
Less Dividends and Distributions:
Dividends (from net investment income)	(0.06)	(0.63)	(0.05)	(0.36)	(0.23)	(0.36)
Distributions (from capital gains)	—	—	—	—	(0.03)	—
Total Dividends and Distributions	(0.06)	(0.63)	(0.05)	(0.36)	(0.26)	(0.36)
Net Asset Value, End of Period	$7.80	$7.49	$8.54	$9.85	$9.87	$9.63
Total Return*	4.97%	(4.94)%	(12.83)%	3.47%	5.26%	7.67%
Net Assets, End of Period (in thousands)	$13,501	$17,016	$26,901	$36,918	$37,641	$37,165
Average Net Assets for the Period (in thousands)	$14,800	$21,714	$34,064	$38,596	$37,191	$36,574
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.63%	1.64%	1.59%	1.60%	1.64%	1.72%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.52%	1.55%	1.54%	1.55%	1.62%	1.72%
Ratio of Net Investment Income/(Loss)	1.58%	1.11%	0.54%	0.99%	0.74%	1.27%
Portfolio Turnover Rate	8%	60%	86%	37%	88%	42%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

24	DECEMBER 31, 2023

Janus Henderson Developed World Bond Fund

Financial Highlights

Class D Shares
For a share outstanding during the period ended December 31, 2023 (unaudited) and the year ended June 30	2023	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$7.54	$8.60	$9.92	$9.93	$9.69	$9.34
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.09	0.16	0.13	0.19	0.16	0.20
Net realized and unrealized gain/(loss)	0.31	(0.52)	(1.31)	0.25	0.43	0.59
Total from Investment Operations	0.40	(0.36)	(1.18)	0.44	0.59	0.79
Less Dividends and Distributions:
Dividends (from net investment income)	(0.09)	(0.70)	(0.14)	(0.45)	(0.32)	(0.44)
Distributions (from capital gains)	—	—	—	—	(0.03)	—
Total Dividends and Distributions	(0.09)	(0.70)	(0.14)	(0.45)	(0.35)	(0.44)
Net Asset Value, End of Period	$7.85	$7.54	$8.60	$9.92	$9.93	$9.69
Total Return*	5.38%	(4.21)%	(12.06)%	4.43%	6.17%	8.78%
Net Assets, End of Period (in thousands)	$27,415	$26,217	$29,812	$39,211	$30,219	$16,056
Average Net Assets for the Period (in thousands)	$25,316	$27,936	$36,141	$42,506	$21,662	$10,281
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.77%	0.75%	0.69%	0.70%	0.75%	0.86%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.70%	0.69%	0.68%	0.69%	0.73%	0.81%
Ratio of Net Investment Income/(Loss)	2.42%	2.03%	1.40%	1.86%	1.65%	2.13%
Portfolio Turnover Rate	8%	60%	86%	37%	88%	42%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	25

Janus Henderson Developed World Bond Fund

Financial Highlights

Class I Shares
For a share outstanding during the period ended December 31, 2023 (unaudited) and the year ended June 30	2023	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$7.52	$8.57	$9.89	$9.91	$9.66	$9.32
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.09	0.17	0.14	0.19	0.17	0.21
Net realized and unrealized gain/(loss)	0.31	(0.51)	(1.31)	0.25	0.43	0.58
Total from Investment Operations	0.40	(0.34)	(1.17)	0.44	0.60	0.79
Less Dividends and Distributions:
Dividends (from net investment income)	(0.09)	(0.71)	(0.15)	(0.46)	(0.32)	(0.45)
Distributions (from capital gains)	—	—	—	—	(0.03)	—
Total Dividends and Distributions	(0.09)	(0.71)	(0.15)	(0.46)	(0.35)	(0.45)
Net Asset Value, End of Period	$7.83	$7.52	$8.57	$9.89	$9.91	$9.66
Total Return*	5.45%	(3.98)%	(12.01)%	4.46%	6.36%	8.77%
Net Assets, End of Period (in thousands)	$1,143,500	$1,263,864	$1,894,294	$2,151,534	$1,348,740	$948,619
Average Net Assets for the Period (in thousands)	$1,177,194	$1,519,287	$2,273,485	$1,744,298	$1,202,926	$732,591
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.71%	0.69%	0.64%	0.65%	0.68%	0.74%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.59%	0.58%	0.58%	0.58%	0.65%	0.74%
Ratio of Net Investment Income/(Loss)	2.52%	2.07%	1.52%	1.94%	1.71%	2.23%
Portfolio Turnover Rate	8%	60%	86%	37%	88%	42%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

26	DECEMBER 31, 2023

Janus Henderson Developed World Bond Fund

Financial Highlights

Class N Shares
For a share outstanding during the period ended December 31, 2023 (unaudited) and the year ended June 30	2023	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$7.52	$8.57	$9.90	$9.91	$9.67	$9.32
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.09	0.17	0.15	0.19	0.18	0.21
Net realized and unrealized gain/(loss)	0.32	(0.51)	(1.33)	0.26	0.42	0.59
Total from Investment Operations	0.41	(0.34)	(1.18)	0.45	0.60	0.80
Less Dividends and Distributions:
Dividends (from net investment income)	(0.10)	(0.71)	(0.15)	(0.46)	(0.33)	(0.45)
Distributions (from capital gains)	—	—	—	—	(0.03)	—
Total Dividends and Distributions	(0.10)	(0.71)	(0.15)	(0.46)	(0.36)	(0.45)
Net Asset Value, End of Period	$7.83	$7.52	$8.57	$9.90	$9.91	$9.67
Total Return*	5.46%	(4.00)%	(12.06)%	4.58%	6.32%	8.94%
Net Assets, End of Period (in thousands)	$119,283	$124,577	$126,445	$69,800	$31,829	$5,789
Average Net Assets for the Period (in thousands)	$121,826	$117,102	$100,399	$50,273	$19,208	$5,062
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.59%	0.59%	0.55%	0.56%	0.61%	0.71%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.58%	0.58%	0.55%	0.56%	0.59%	0.67%
Ratio of Net Investment Income/(Loss)	2.54%	2.16%	1.59%	1.94%	1.82%	2.31%
Portfolio Turnover Rate	8%	60%	86%	37%	88%	42%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	27

Janus Henderson Developed World Bond Fund

Financial Highlights

Class S Shares
For a share outstanding during the period ended December 31, 2023 (unaudited) and the year ended June 30	2023	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$7.54	$8.59	$9.91	$9.93	$9.69	$9.34
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.08	0.14	0.10	0.15	0.13	0.18
Net realized and unrealized gain/(loss)	0.31	(0.51)	(1.32)	0.25	0.42	0.59
Total from Investment Operations	0.39	(0.37)	(1.22)	0.40	0.55	0.77
Less Dividends and Distributions:
Dividends (from net investment income)	(0.08)	(0.68)	(0.10)	(0.42)	(0.28)	(0.42)
Distributions (from capital gains)	—	—	—	—	(0.03)	—
Total Dividends and Distributions	(0.08)	(0.68)	(0.10)	(0.42)	(0.31)	(0.42)
Net Asset Value, End of Period	$7.85	$7.54	$8.59	$9.91	$9.93	$9.69
Total Return*	5.17%	(4.42)%	(12.38)%	3.99%	5.83%	8.51%
Net Assets, End of Period (in thousands)	$271	$470	$585	$527	$224	$158
Average Net Assets for the Period (in thousands)	$359	$516	$614	$500	$201	$141
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.90%	1.64%	1.50%	1.62%	2.55%	3.21%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.05%	1.04%	1.03%	1.02%	1.06%	1.06%
Ratio of Net Investment Income/(Loss)	2.02%	1.67%	1.06%	1.50%	1.31%	1.91%
Portfolio Turnover Rate	8%	60%	86%	37%	88%	42%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

28	DECEMBER 31, 2023

Janus Henderson Developed World Bond Fund

Financial Highlights

Class T Shares
For a share outstanding during the period ended December 31, 2023 (unaudited) and the year ended June 30	2023	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$7.54	$8.59	$9.91	$9.93	$9.68	$9.34
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.09	0.15	0.13	0.17	0.15	0.19
Net realized and unrealized gain/(loss)	0.31	(0.51)	(1.32)	0.25	0.44	0.58
Total from Investment Operations	0.40	(0.36)	(1.19)	0.42	0.59	0.77
Less Dividends and Distributions:
Dividends (from net investment income)	(0.09)	(0.69)	(0.13)	(0.44)	(0.31)	(0.43)
Distributions (from capital gains)	—	—	—	—	(0.03)	—
Total Dividends and Distributions	(0.09)	(0.69)	(0.13)	(0.44)	(0.34)	(0.43)
Net Asset Value, End of Period	$7.85	$7.54	$8.59	$9.91	$9.93	$9.68
Total Return*	5.31%	(4.22)%	(12.17)%	4.23%	6.17%	8.59%
Net Assets, End of Period (in thousands)	$30,224	$36,795	$74,856	$118,467	$100,323	$70,554
Average Net Assets for the Period (in thousands)	$33,193	$57,961	$106,431	$131,360	$106,719	$45,901
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.85%	0.83%	0.78%	0.81%	0.84%	0.91%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.81%	0.82%	0.77%	0.79%	0.83%	0.90%
Ratio of Net Investment Income/(Loss)	2.29%	1.81%	1.31%	1.74%	1.52%	2.05%
Portfolio Turnover Rate	8%	60%	86%	37%	88%	42%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	29

Janus Henderson Developed World Bond Fund

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Janus Henderson Developed World Bond Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 38 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks total return through current income and capital appreciation. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.

The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.

Shareholders, including other funds, individuals, accounts, as well as the Fund’s portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US GAAP")).

Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.

Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.

Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.

The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.

Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.

Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. Class I Shares are also available to certain direct institutional investors including, but not limited to, corporations, certain retirement plans, public plans, and foundations/endowments, who established Class I Share accounts before August 4, 2017.

Class N Shares are generally available only to financial intermediaries purchasing on behalf of: 1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to,

30	DECEMBER 31, 2023

Janus Henderson Developed World Bond Fund

Notes to Financial Statements (unaudited)

corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.

Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.

Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.

The following accounting policies have been followed by the Fund and are in conformity with US GAAP.

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on

Janus Investment Fund	31

Janus Henderson Developed World Bond Fund

Notes to Financial Statements (unaudited)

an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2023 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on the accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

Expenses

The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.

Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

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Notes to Financial Statements (unaudited)

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Dividends and Distributions

Dividends are declared and distributed monthly for the Fund. Realized capital gains, if any, are declared and distributed in December. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.

The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

2. Derivative Instruments

The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on futures contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the period ended December 31, 2023 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.

The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the

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Notes to Financial Statements (unaudited)

securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.

In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.

• Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser’s ability to establish and maintain appropriate systems and trading.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign

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Notes to Financial Statements (unaudited)

currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Fund may also invest in forward currency contracts for non-hedging purposes such as seeking to enhance returns. The Fund is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.

Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE are used to value the forward currency contracts. The unrealized appreciation/(depreciation) for forward currency contracts is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations for the change in unrealized net appreciation/depreciation (if applicable). The realized gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing a forward currency contract is reported on the Statement of Operations (if applicable).

During the period, the Fund entered into forward currency contracts with the obligation to purchase foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.

During the period, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.

Futures Contracts

A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Fund may enter into futures contracts to gain exposure to the stock market or other markets pending investment of cash balances or to meet liquidity needs. The Fund is subject to interest rate risk, equity risk, and currency risk in the normal course of pursuing its investment objective through its investments in futures contracts. The Fund may also use such derivative instruments to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Futures contracts are valued at the settlement price on valuation date on the exchange as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the Actual Settlement Price or “ASET” price type as reported by an approved vendor. In the event that foreign futures trade when the foreign equity markets are closed, the last foreign futures trade price shall be used. Futures contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities (if applicable). The change in unrealized net appreciation/depreciation is reported on the Statement of Operations (if applicable). When a contract is closed, a realized gain or loss is reported on the Statement of Operations (if applicable), equal to the difference between the opening and closing value of the contract. Securities held by the Fund that are designated as collateral for market value on futures contracts are noted on the Schedule of Investments (if applicable). Such collateral is in the possession of the Fund’s futures commission merchant.

With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

During the period, the Fund purchased interest rate futures to increase exposure to interest rate risk.

Swaps

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Fund. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap transactions may in some instances involve the delivery of securities or other underlying assets by the Fund or its counterparty to collateralize obligations under the swap. If the other party to a swap that is not collateralized defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If the other party to a swap

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Notes to Financial Statements (unaudited)

defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund’s total return.

Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements. Regulations enacted require the Fund to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Fund will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member. Alternatively, the Fund may enter into a swap with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the swap to be transferred to the FCM for clearing. The Fund may also enter into a swap with the FCM itself. The CCP, the FCM, and the Executing Dealer are all subject to regulatory oversight by the U.S. Commodity Futures Trading Commission (“CFTC”). A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from an Executing Dealer to the FCM for clearing, may expose the Fund to losses, increase its costs, or prevent the Fund from entering or exiting swap positions, accessing collateral, or fully implementing its investment strategies. The regulatory requirement to clear certain swaps could, either temporarily or permanently, reduce the liquidity of cleared swaps or increase the costs of entering into those swaps.

Index swaps, interest rate swaps, inflation swaps and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades. The market value of swap contracts are aggregated by positive and negative values and are disclosed separately as an asset or liability on the Fund’s Statement of Assets and Liabilities (if applicable). Realized gains and losses are reported on the Fund’s Statement of Operations (if applicable). The change in unrealized net appreciation or depreciation during the period is included in the Statement of Operations (if applicable).

The Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.

The Fund may enter into various types of credit default swap agreements, including OTC credit default swap agreements, for investment purposes, to add leverage to its Fund, or to hedge against widening credit spreads on high-yield/high-risk bonds. Credit default swaps are a specific kind of counterparty agreement that allow the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments. Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk, counterparty risk, and credit risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.

As a buyer of credit protection, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default or other credit event by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, the Fund as buyer would pay to the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and potentially received no benefit from the contract.

If the Fund is the seller of credit protection against a particular security, the Fund would receive an up-front or periodic payment to compensate against potential credit events. As the seller in a credit default swap contract, the Fund would be required to pay the par value (the “notional value”) (or other agreed-upon value) of a referenced debt obligation to

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Notes to Financial Statements (unaudited)

the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional value of the swap. The maximum potential amount of future payments (undiscounted) that the Fund as a seller could be required to make in a credit default transaction would be the notional amount of the agreement.

The Fund may invest in single-name credit default swaps (“CDS”) to buy or sell credit protection to hedge its credit exposure, gain issuer exposure without owning the underlying security, or increase the Fund’s total return. Single-name CDS enable the Fund to buy or sell protection against a credit event of a specific issuer. When the Fund buys a single-name CDS, the Fund will receive a return on its investment only in the event of a credit event, such as default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). If a single-name CDS transaction is particularly large, or if the relevant market is illiquid, it may not be possible for the Fund to initiate a single-name CDS transaction or to liquidate its position at an advantageous time or price, which may result in significant losses. Moreover, the Fund bears the risk of loss of the amount expected to be received under a single-name CDS in the event of the default or bankruptcy of the counterparty. The risks associated with cleared single-name CDS may be lower than that for uncleared single-name CDS because for cleared single-name CDS, the counterparty is a clearinghouse (to the extent such a trading market is available). However, there can be no assurance that a clearinghouse or its members will satisfy their obligations to the Fund.

The Fund may invest in CDXs. A CDX is a swap on an index of credit default swaps. CDXs allow an investor to manage credit risk or take a position on a basket of credit entities (such as credit default swaps or commercial mortgage-backed securities) in a more efficient manner than transacting in a single-name CDS. If a credit event occurs in one of the underlying companies, the protection is paid out via the delivery of the defaulted bond by the buyer of protection in return for a payment of notional value of the defaulted bond by the seller of protection or it may be settled through a cash settlement between the two parties. The underlying company is then removed from the index. If the Fund holds a long position in a CDX, the Fund would indirectly bear its proportionate share of any expenses paid by a CDX. A Fund holding a long position in CDXs typically receives income from principal or interest paid on the underlying securities. By investing in CDXs, the Fund could be exposed to illiquidity risk, counterparty risk, and credit risk of the issuers of the underlying loan obligations and of the CDX markets. If there is a default by the CDX counterparty, the Fund will have contractual remedies pursuant to the agreements related to the transaction. CDXs also bear the risk that the Fund will not be able to meet its obligation to the counterparty.

During the period, the Fund purchased protection via the credit default swap market in order to reduce credit risk exposure to individual corporates, countries and/or credit indices where reducing this exposure via the cash bond market was less attractive.

There were no credit default swaps held at December 31, 2023.

3. Other Investments and Strategies

Market Risk

The Fund may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes, or adverse developments specific to the issuer.

The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, financial institution failures, and

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Notes to Financial Statements (unaudited)

economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.

• COVID-19 Pandemic. The effects of COVID-19 have contributed to increased volatility in global financial markets and have affected and may continue to affect certain countries, regions, issuers, industries and market sectors more dramatically than others. These conditions and events could have a significant impact on the Fund and its investments, the Fund’s ability to meet redemption requests, and the processes and operations of the Fund’s service providers, including the Adviser.

• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.

Mortgage- and Asset-Backed Securities

Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer and commercial loans or receivables. The Fund may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government. Fannie Mae and Freddie Mac securities are not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.

The Fund may also purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact your return. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Mortgage- and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates. These risks may reduce the Fund’s returns. In addition, investments in mortgage- and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, extension risk (if interest rates rise), and liquidity risk than various other types of fixed-income securities. Additionally, although mortgage-backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.

Sovereign Debt

The Fund may invest in U.S. and non-U.S. government debt securities (“sovereign debt”). Some investments in sovereign debt, such as U.S. sovereign debt, are considered low risk. However, investments in sovereign debt, especially the debt of less developed countries, can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s

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Notes to Financial Statements (unaudited)

ability or willingness to timely service its debts. The Fund may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities, which may adversely affect the Fund’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent the Fund invests in non-U.S. sovereign debt, it may be subject to currency risk.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.

Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

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Notes to Financial Statements (unaudited)

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).

Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of December 31, 2023, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $96,750. Gross amounts of recognized liabilities for securities lending (collateral received) as of December 31, 2023 is $99,500, resulting in the net amount due to the counterparty of $2,750.

Offsetting Assets and Liabilities

The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, in the event of a default and/or termination event, the Fund may offset with each counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment.

The Offsetting Assets and Liabilities tables located in the Schedule of Investments present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the “Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of December 31, 2023” table located in the Fund’s Schedule of Investments.

The Fund generally does not exchange collateral on its forward foreign currency contracts with its counterparties; however, all liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to these contracts. Certain securities may be segregated at the Fund’s custodian. These segregated securities are denoted on the accompanying Schedule of Investments and are evaluated daily to ensure their cover and/or market value equals or exceeds the Fund’s corresponding forward foreign currency exchange contract's obligation value.

4. Investment Advisory Agreements and Other Transactions with Affiliates

The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The following table reflects the Fund’s contractual investment advisory fee rate (expressed as an annual rate).

Average Daily Net Assets of the Fund	Contractual Investment Advisory Fee (%)
First $1 Billion	0.55
Next $500 Million	0.50
Above $1.5 Billion	0.45

The Fund’s actual investment advisory fee rate for the reporting period was 0.53% of average annual net assets before any applicable waivers.

The Adviser has entered into a personnel-sharing arrangement with its foreign (non-U.S.) affiliates, Henderson Global Investors Limited, Henderson Global Investors (Japan) Ltd., and Henderson Global Investors (Singapore) Ltd. (collectively, “HGIL”), pursuant to which HGIL and certain employees of HGIL serve as “associated persons” of the

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Notes to Financial Statements (unaudited)

Adviser. In this capacity, such employees of HGIL are subject to the oversight and supervision of the Adviser and may provide portfolio management, research, and related services to the Fund on behalf of the Adviser.

The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (but excluding out-of-pocket costs), brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate of 0.57%. The Adviser has agreed to continue the waivers for at least a one-year period commencing on October 27, 2023. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.

The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser (or any subadvisor, as applicable) provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $226,421 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended December 31, 2023. The Fund's portion is reported as part of “Other expenses” on the Statement of Operations.

Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.

Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion – $49.9 billion	0.10%
Over $49.9 billion	0.08%

During the reporting period, the administrative services fee rate was 0.12%.

The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class S Shares and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class S Shares and Class T Shares.

Shareholder Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.

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Janus Henderson Developed World Bond Fund

Notes to Financial Statements (unaudited)

Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.

The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.

Class A Shares include a 4.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the period ended December 31, 2023, the Distributor retained upfront sales charges of $1,092.

A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to the Distributor during the period ended December 31, 2023.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended December 31, 2023, redeeming shareholders of Class C Shares paid CDSCs of $125.

The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of December 31, 2023 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended December 31, 2023 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $196,900 were paid by the Trust to the Trustees under the Deferred Plan during the period ended December 31, 2023.

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate

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Notes to Financial Statements (unaudited)

as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). The Sweep Vehicle is permitted to impose a liquidity fee (of up to 2%) on redemptions from the Sweep Vehicle or a redemption gate that temporarily suspends redemptions from the Sweep Vehicle for up to 10 business days during a 90 day period. There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended December 31, 2023 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

5. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Accumulated capital losses noted below represent net capital loss carryovers, as of June 30, 2023, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.

Capital Loss Carryover Schedule
For the year ended June 30, 2023
No Expiration
Short-Term	Long-Term	Accumulated Capital Losses
$(193,724,124)	$(160,680,412)	$ (354,404,536)

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Janus Henderson Developed World Bond Fund

Notes to Financial Statements (unaudited)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2023 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, straddle deferrals, and investments in partnerships.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 1,463,467,292	$23,142,038	$(96,651,740)	$ (73,509,702)

Information on the tax components of derivatives as of December 31, 2023 is as follows:

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ -	$27,011,335	$ (32,302,527)	$ (5,291,192)

Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.

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Janus Henderson Developed World Bond Fund

Notes to Financial Statements (unaudited)

6. Capital Share Transactions

	Period ended December 31, 2023		Year ended June 30, 2023
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	617,678	$ 4,603,253	1,825,554	$ 14,740,687
Reinvested dividends and distributions	74,582	557,856	652,142	5,051,901
Shares repurchased	(2,578,761)	(19,165,248)	(3,656,662)	(29,898,015)
Net Increase/(Decrease)	(1,886,501)	$ (14,004,139)	(1,178,966)	$ (10,105,427)
Class C Shares:
Shares sold	189,263	$ 1,412,539	215,007	$ 1,727,806
Reinvested dividends and distributions	14,826	110,175	195,316	1,497,608
Shares repurchased	(743,881)	(5,551,064)	(1,288,629)	(10,309,251)
Net Increase/(Decrease)	(539,792)	$ (4,028,350)	(878,306)	$ (7,083,837)
Class D Shares:
Shares sold	682,796	$ 5,080,548	477,478	$ 3,798,154
Reinvested dividends and distributions	39,540	295,764	286,006	2,216,282
Shares repurchased	(706,714)	(5,239,038)	(756,072)	(6,049,801)
Net Increase/(Decrease)	15,622	$ 137,274	7,412	$ (35,365)
Class I Shares:
Shares sold	27,288,711	$ 203,736,926	95,536,255	$ 778,007,707
Reinvested dividends and distributions	1,847,638	13,772,629	15,329,937	118,519,077
Shares repurchased	(51,133,333)	(379,605,416)	(163,752,700)	(1,324,933,832)
Net Increase/(Decrease)	(21,996,984)	$(162,095,861)	(52,886,508)	$ (428,407,048)
Class N Shares:
Shares sold	2,104,549	$ 15,645,375	6,992,628	$ 55,766,678
Reinvested dividends and distributions	198,786	1,481,430	1,243,015	9,607,045
Shares repurchased	(3,631,846)	(27,064,060)	(6,420,382)	(52,193,097)
Net Increase/(Decrease)	(1,328,511)	$ (9,937,255)	1,815,261	$ 13,180,626
Class S Shares:
Shares sold	1,105	$ 8,187	2,505	$ 20,204
Reinvested dividends and distributions	466	3,485	5,451	42,120
Shares repurchased	(29,345)	(213,007)	(13,706)	(112,771)
Net Increase/(Decrease)	(27,774)	$ (201,335)	(5,750)	$ (50,447)
Class T Shares:
Shares sold	269,205	$ 2,001,678	1,829,763	$ 14,844,807
Reinvested dividends and distributions	46,945	350,630	559,121	4,332,015
Shares repurchased	(1,345,833)	(10,077,606)	(6,221,943)	(49,849,879)
Net Increase/(Decrease)	(1,029,683)	$ (7,725,298)	(3,833,059)	$ (30,673,057)

7. Purchases and Sales of Investment Securities

For the period ended December 31, 2023, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$105,625,727	$ 271,870,007	$ -	$ -

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Notes to Financial Statements (unaudited)

8. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2023 and through the date of issuance of the Fund’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

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Janus Henderson Developed World Bond Fund

Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093; (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov. Additionally, information regarding the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is also available, free of charge, through janushenderson.com/proxyvoting and from the SEC’s website at http://www.sec.gov.

Full Holdings

The Fund files its complete portfolio holdings (schedule of investments) with the SEC as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to shareholders. The Fund’s Form N-PORT filings and annual and semiannual reports: (i) are available on the SEC’s website at http://www.sec.gov; and (ii) are available without charge, upon request, by calling a Janus Henderson representative at 1-877-335-2687 (toll free) (or 1-800-525-3713 if you hold Class D shares). Portfolio holdings consisting of at least the names of the holdings are generally available on a monthly basis with a 30-day lag under Full Holdings for the Fund at janushenderson.com/info (or janushenderson.com/reports if you hold Class D Shares).

APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD

The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.

In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.

At meetings held on November 3, 2023 and December 14-15, 2023, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2024 through February 1, 2025, subject to earlier termination as provided for in each agreement.

In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.

Nature, Extent and Quality of Services

The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of the Adviser, particularly noting those employees who provide investment and risk management

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Janus Henderson Developed World Bond Fund

Additional Information (unaudited)

services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.

In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.

The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.

Performance of the Funds

The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2023, approximately 44% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2023, approximately 50% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average 2023 performance has been reasonable, noting that: (i) for the 12 months ended September 30, 2023, approximately 43% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; (ii) for the 36 months ended September 30, 2023, approximately 45% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; and (iii) for the 5- and 10-year periods ended September 30, 2023, approximately 63% and 66% of the Janus Henderson Funds were in the top two quartiles of performance, respectively, as reported by Morningstar.

The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

· For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12

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Additional Information (unaudited)

months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

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Janus Henderson Developed World Bond Fund

Additional Information (unaudited)

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

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Janus Henderson Developed World Bond Fund

Additional Information (unaudited)

U.S. Equity Funds

• For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend is improving.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the evaluated performance period ended June 30, 2023. The Trustees noted that the 12- and 36-month end performance periods ended June 30, 2023 were not yet available.

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Janus Henderson Developed World Bond Fund

Additional Information (unaudited)

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.

Costs of Services Provided

The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 6% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.

For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, changes in portfolio management, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.

The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.

The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that the Adviser noted that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant referenced its past analyses from 2022, which found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to funds subadvised by the Adviser and to the fees the Adviser charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 9 of 11 Janus Henderson Funds had lower management fees than similar funds subadvised by the Adviser. As part of their review of the 2022 independent consultant findings, the Trustees noted that for the two Janus Henderson Funds that did not have lower management fees than similar funds subadvised by the Adviser, management fees for each were under the average of its 15(c) peer group.

The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2022 (except for Janus Henderson U.S. Dividend Income Fund, for which the period end was March 31, 2023) and noted the following with

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Janus Henderson Developed World Bond Fund

Additional Information (unaudited)

regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Developed World Bond Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

Janus Investment Fund	53

Janus Henderson Developed World Bond Fund

Additional Information (unaudited)

• For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.
• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

U.S. Equity Funds

• For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were

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Janus Henderson Developed World Bond Fund

Additional Information (unaudited)

reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.

Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized

Janus Investment Fund	55

Janus Henderson Developed World Bond Fund

Additional Information (unaudited)

by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that the Adviser reported no changes to its allocation methodology for the 2023 15(c) process; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.

The Trustees concluded that the management fees payable by each Janus Henderson Fund to the Adviser were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.

Economies of Scale

The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2023 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 28% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 41% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the Janus Henderson Fund is small/midsized and higher fees when the Janus Henderson Fund grows in assets.

With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2023 report that (1) 70% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.

The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.

Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.

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Janus Henderson Developed World Bond Fund

Additional Information (unaudited)

Other Benefits to the Adviser

The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.

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Janus Henderson Developed World Bond Fund

Useful Information About Your Fund Report (unaudited)

Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in the Fund with one or more widely used market indices. When comparing the performance of the Fund with an index, keep in mind that market indices are not available for investment and do not reflect deduction of expenses.

Average annual total returns are quoted for a Fund with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Cumulative total returns are quoted for a Fund with less than one year of performance history. Cumulative total return is the growth or decline in value of an investment over time, independent of the period of time involved. Cumulative total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Fund’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of the Adviser and reflects the Fund’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Fund’s Schedule of Investments. This schedule reports the types of securities held in the Fund on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Fund invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Fund exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. A company may be allocated to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities, or the country where a majority of the company’s revenues are derived. The Fund’s Schedule of Investments relies upon the industry group and country classifications published by Bloomberg and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Fund’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Fund on the last day of the reporting period.

The Fund’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Fund shares sold to investors but not yet settled. The Fund’s liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Fund’s net assets. Because the Fund must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Fund’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

58	DECEMBER 31, 2023

Janus Henderson Developed World Bond Fund

Useful Information About Your Fund Report (unaudited)

Statement of Operations

This statement details the Fund’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Fund holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Fund.

The next section reports the expenses incurred by the Fund, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Fund will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Fund during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Fund holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets

These statements report the increase or decrease in the Fund’s net assets during the reporting period. Changes in the Fund’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Fund’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Fund’s investment operations. The Fund’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Fund to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Fund’s net assets will not be affected.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Fund through purchases or withdrawals via redemptions. The Fund’s net assets will increase and decrease in value as investors purchase and redeem shares from the Fund.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Fund’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the total return for the period. The total return may include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. As a result, the total return may differ from the total return reflected for individual shareholder transactions. Also included are ratios of expenses and net investment income to average net assets.

The Fund’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Fund during the reporting period. Do not confuse this ratio with the Fund’s yield. The net investment income ratio is not a true measure of the Fund’s yield because it does not take into account the dividends distributed to the Fund’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Fund. Portfolio turnover is affected by market conditions, changes in the asset size of the Fund, fluctuating volume of shareholder purchase and redemption orders, the nature of the Fund’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the

Janus Investment Fund	59

Janus Henderson Developed World Bond Fund

Useful Information About Your Fund Report (unaudited)

portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

60	DECEMBER 31, 2023

Janus Henderson Developed World Bond Fund

Notes

NotesPage1

Janus Investment Fund	61

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc Mutual funds distributed by Janus Henderson Distributors US LLC
125-24-93077 02-24

SEMIANNUAL REPORT December 31, 2023

Janus Henderson Flexible Bond Fund

Janus Investment Fund

HIGHLIGHTS • Investment strategy behind your fund • Fund performance, characteristics and holdings

Janus Henderson Flexible Bond Fund

Greg Wilensky co-portfolio manager	Michael Keough co-portfolio manager

Important Notice – Tailored Shareholder Reports

Effective January 24, 2023, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments that require mutual funds and exchange-traded funds to provide shareholders with streamlined annual and semi-annual shareholder reports that highlight key information. Other information, including financial statements, that currently appears in shareholder reports will be made available online, delivered free of charge to shareholders upon request, and filed with the SEC. The first tailored shareholder report for the Fund will be for the reporting period ending June 30, 2024. Currently, management is evaluating the impact of the rule and form amendments on the content of the Fund’s current shareholder reports.

Janus Henderson Flexible Bond Fund (unaudited)

Fund At A Glance

December 31, 2023

Fund Profile
30-day SEC Yield*	Without Reimbursement	With Reimbursement
Class A Shares NAV	4.72%	4.72%
Class A Shares MOP	4.50%	4.50%
Class C Shares**	4.05%	4.05%
Class D Shares	5.01%	5.01%
Class I Shares	5.08%	5.08%
Class N Shares	5.16%	5.16%
Class R Shares	4.38%	4.39%
Class S Shares	4.63%	4.65%
Class T Shares	4.91%	4.91%
Weighted Average Maturity		7.7 Years
Average Effective Duration***		6.3 Years
* Yield will fluctuate.
** Does not include the 1.00% contingent deferred sales charge.
*** A theoretical measure of price volatility.

Ratings† Summary - (% of Total Investments)
AAA	1.6%
AA	44.7%
A	10.7%
BBB	18.7%
BB	1.3%
Not Rated	21.4%
Other	1.6%

† Credit ratings provided by Standard & Poor's (S&P), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality. "Other" includes cash equivalents, equity securities, and certain derivative instruments.

Significant Areas of Investment - (% of Net Assets)

Asset Allocation - (% of Net Assets)
Mortgage-Backed Securities	30.8%
Corporate Bonds	26.9%
Asset-Backed/Commercial Mortgage-Backed Securities	26.7%
United States Treasury Notes/Bonds	13.1%
Investment Companies	8.6%
Investments Purchased with Cash Collateral from Securities Lending	2.0%
Other	(8.1)%
100.0%

Janus Investment Fund	1

Janus Henderson Flexible Bond Fund (unaudited)

Performance

See important disclosures on the next page.

Average Annual Total Return - for the periods ended December 31, 2023						Prospectus Expense Ratios
	Fiscal Year-to-Date	One Year	Five Year	Ten Year	Since Inception*	Total Annual Fund Operating Expenses‡	Net Annual Fund Operating Expenses‡
Class A Shares at NAV	3.83%	5.52%	1.64%	1.69%	5.68%	0.89%	0.70%
Class A Shares at MOP	-1.07%	0.55%	0.65%	1.20%	5.54%
Class C Shares at NAV	3.55%	4.86%	0.98%	1.03%	5.00%	1.53%	1.45%
Class C Shares at CDSC	2.55%	3.86%	0.98%	1.03%	5.00%
Class D Shares	4.01%	5.77%	1.87%	1.94%	5.78%	0.60%	0.57%
Class I Shares	4.06%	5.89%	1.96%	2.01%	5.80%	0.53%	0.45%
Class N Shares	4.07%	5.90%	2.01%	2.08%	5.82%	0.45%	0.45%
Class R Shares	3.68%	5.11%	1.25%	1.33%	5.29%	1.21%	1.20%
Class S Shares	3.81%	5.37%	1.49%	1.58%	5.55%	0.97%	0.95%
Class T Shares	3.84%	5.53%	1.76%	1.83%	5.74%	0.70%	0.70%
Bloomberg U.S. Aggregate Bond Index	3.37%	5.53%	1.10%	1.81%	5.44%**
Morningstar Quartile - Class T Shares	-	4th	2nd	3rd	1st
Morningstar Ranking - based on total returns for Intermediate Core - Plus Bond Funds	-	462/640	175/566	271/482	25/95

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.668.0434 (or 800.525.3713 if you hold shares directly with Janus Henderson) or visit janushenderson.com/performance (or janushenderson.com/allfunds if you hold shares directly with Janus Henderson).

Maximum Offering Price (MOP) returns include the maximum sales charge of 4.75%. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

CDSC returns include a 1% contingent deferred sales charge (CDSC) on Shares redeemed within 12 months of purchase. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

2	DECEMBER 31, 2023

Janus Henderson Flexible Bond Fund (unaudited)

Performance

Performance may be affected by risks that include those associated with foreign and emerging markets, fixed income securities, high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), Environmental, Social and Governance (ESG) factors, non-diversification, portfolio turnover, derivatives, short sales, initial public offerings (IPOs) and potential conflicts of interest. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.

Returns include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

Class A Shares, Class C Shares, Class R Shares, and Class S Shares commenced operations on July 6, 2009. Performance shown for each class for periods prior to July 6, 2009, reflects the performance of the Fund’s Class J Shares, the initial share class (renamed Class T Shares effective February 16, 2010), calculated using the fees and expenses of each respective share class, without the effect of any fee and expense limitations or waivers.

Class D Shares commenced operations on February 16, 2010. Performance shown for periods prior to February 16, 2010, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses in effect during the periods shown, net of any applicable fee and expense limitations or waivers.

Class I Shares commenced operations on July 6, 2009. Performance shown for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of Class J Shares, net of any applicable fee and expense limitations or waivers.

Class N Shares commenced operations on May 31, 2012. Performance shown for periods prior to May 31, 2012, reflects the performance of the Fund’s Class T Shares, calculated using the fees and expenses of Class T Shares, net of any applicable fee and expense limitations or waivers.

If each share class of the Fund had been available during periods prior to its commencement, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of each share class reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers. Please refer to the Fund’s prospectuses for further details concerning historical performance.

Ranking is for the share class shown only; other classes may have different performance characteristics. When an expense waiver is in effect, it may have a material effect on the total return, and therefore the ranking for the period.

© 2023 Morningstar, Inc. All Rights Reserved.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged.

See “Useful Information About Your Fund Report.”

*The Fund’s inception date – July 7, 1987

** The Bloomberg U.S. Aggregate Bond Index’s since inception returns are calculated from June 30, 1987.

‡ As stated in the prospectus. Net expense ratios reflect the expense waiver, if any, contractually agreed to for at least a one-year period commencing on October 27, 2023. This contractual waiver may be terminated or modified only at the discretion of the Board of Trustees. See Financial Highlights for actual expense ratios during the reporting period.

Janus Investment Fund	3

Janus Henderson Flexible Bond Fund (unaudited)

Expense Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges (loads) on purchase payments (applicable to Class A Shares only); and (2) ongoing costs, including management fees; 12b-1 distribution and shareholder servicing fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in any share class or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. These fees are fully described in the Fund’s prospectuses. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (7/1/23)	Ending Account Value (12/31/23)	Expenses Paid During Period (7/1/23 - 12/31/23)†	Beginning Account Value (7/1/23)	Ending Account Value (12/31/23)	Expenses Paid During Period (7/1/23 - 12/31/23)†	Net Annualized Expense Ratio (7/1/23 - 12/31/23)
Class A Shares	$1,000.00	$1,038.30	$3.64	$1,000.00	$1,021.57	$3.61	0.71%
Class C Shares	$1,000.00	$1,035.50	$7.32	$1,000.00	$1,017.95	$7.25	1.43%
Class D Shares	$1,000.00	$1,040.10	$2.92	$1,000.00	$1,022.27	$2.90	0.57%
Class I Shares	$1,000.00	$1,040.60	$2.36	$1,000.00	$1,022.82	$2.34	0.46%
Class N Shares	$1,000.00	$1,040.70	$2.26	$1,000.00	$1,022.92	$2.24	0.44%
Class R Shares	$1,000.00	$1,036.80	$6.09	$1,000.00	$1,019.15	$6.04	1.19%
Class S Shares	$1,000.00	$1,038.10	$4.87	$1,000.00	$1,020.36	$4.82	0.95%
Class T Shares	$1,000.00	$1,038.40	$3.48	$1,000.00	$1,021.72	$3.46	0.68%
†

Expenses Paid During Period are equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Fund’s prospectuses for more information regarding waivers and/or reimbursements.

4	DECEMBER 31, 2023

Janus Henderson Flexible Bond Fund

Schedule of Investments (unaudited)

December 31, 2023

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– 26.7%
208 Park Avenue Mortgage Trust 2017-280P,
CME Term SOFR 1 Month + 1.1800%, 6.5380%, 9/15/34 (144A)‡	$4,050,930	$3,897,535
A&D Mortgage Trust 2023-NQM2 A1, 6.1320%, 5/25/68 (144A)Ç	4,975,339	4,951,698
A&D Mortgage Trust 2023-NQM4 A1, 7.4720%, 9/25/68 (144A)Ç	4,442,755	4,514,451
A&D Mortgage Trust 2023-NQM5 A1, 7.0490%, 11/25/68 (144A)Ç	2,161,045	2,180,814
ACC Auto Trust 2022-A A, 4.5800%, 7/15/26 (144A)	690,911	686,773
Aimco 2020-11A AR,
CME Term SOFR 3 Month + 1.3916%, 6.7944%, 10/17/34 (144A)‡	1,763,000	1,761,709
Angel Oak Mortgage Trust I LLC 2019-5, 2.5930%, 10/25/49 (144A)‡	424,884	409,018
Angel Oak Mortgage Trust I LLC 2019-6,
Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 0.9500%, 2.6200%, 11/25/59 (144A)‡	382,421	367,994
Angel Oak Mortgage Trust I LLC 2020-2,
Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 2.2000%, 2.5310%, 1/26/65 (144A)‡	1,248,284	1,125,694
Angel Oak Mortgage Trust I LLC 2020-3,
Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 1.0000%, 2.4100%, 4/25/65 (144A)‡	965,676	888,366
Aqua Finance Trust 2021-A A, 1.5400%, 7/17/46 (144A)	1,598,749	1,427,829
ARES CLO Ltd 2021-60A A,
CME Term SOFR 3 Month + 1.3816%, 6.6915%, 7/18/34 (144A)‡	1,486,000	1,484,434
Arivo Acceptance Auto Loan Receivables 2022-1A A, 3.9300%, 5/15/28 (144A)	1,064,730	1,043,590
Atalaya Equipment Leasing Fund I LP 2021-1A A2, 1.2300%, 5/15/26 (144A)	612,781	607,064
Babson CLO Ltd 2018-3A A1,
CME Term SOFR 3 Month + 1.2116%, 6.6274%, 7/20/29 (144A)‡	1,405,197	1,404,919
Babson CLO Ltd 2019-3A A1R,
CME Term SOFR 3 Month + 1.3316%, 6.7474%, 4/20/31 (144A)‡	6,351,000	6,350,987
Barclays Commercial Mortgage Securities LLC 2015-SRCH,
4.1970%, 8/10/35 (144A)	9,721,000	8,890,216
BPR Trust 2022-OANA A,
CME Term SOFR 1 Month + 1.8980%, 7.2598%, 4/15/37 (144A)‡	11,487,000	11,299,291
BPR Trust 2023-BRK2 A, 6.8990%, 11/5/28 (144A)‡	6,286,000	6,582,196
BX Commercial Mortgage Trust 2019-MMP C,
CME Term SOFR 1 Month + 1.4940%, 6.8560%, 8/15/36 (144A)‡	1,454,720	1,411,463
BX Commercial Mortgage Trust 2019-OC11, 3.6050%, 12/9/41 (144A)	2,160,000	1,929,777
BX Commercial Mortgage Trust 2019-OC11, 3.8560%, 12/9/41 (144A)	4,295,000	3,822,572
BX Commercial Mortgage Trust 2019-XL,
CME Term SOFR 1 Month + 1.0345%, 6.3963%, 10/15/36 (144A)‡	4,228,087	4,217,184
BX Commercial Mortgage Trust 2019-XL,
CME Term SOFR 1 Month + 1.1945%, 6.5563%, 10/15/36 (144A)‡	2,552,550	2,540,389
BX Commercial Mortgage Trust 2020-VKNG A,
CME Term SOFR 1 Month + 1.0445%, 6.4063%, 10/15/37 (144A)‡	1,032,857	1,024,705
BX Commercial Mortgage Trust 2021-LBA AJV,
CME Term SOFR 1 Month + 0.9145%, 6.2765%, 2/15/36 (144A)‡	5,348,000	5,259,062
BX Commercial Mortgage Trust 2021-LBA AV,
CME Term SOFR 1 Month + 0.9145%, 6.2765%, 2/15/36 (144A)‡	4,808,914	4,729,196
BX Commercial Mortgage Trust 2021-VINO A,
CME Term SOFR 1 Month + 0.7668%, 6.1288%, 5/15/38 (144A)‡	1,113,335	1,095,143
BX Commercial Mortgage Trust 2021-VOLT B,
CME Term SOFR 1 Month + 1.0645%, 6.4263%, 9/15/36 (144A)‡	6,188,000	6,027,963
BX Commercial Mortgage Trust 2021-VOLT D,
CME Term SOFR 1 Month + 1.7645%, 7.1263%, 9/15/36 (144A)‡	6,499,000	6,247,271
BX Commercial Mortgage Trust 2022-FOX2 A2,
CME Term SOFR 1 Month + 0.7492%, 6.1110%, 4/15/39 (144A)‡	5,198,888	5,050,750
BX Commercial Mortgage Trust 2023-VLT2 A,
CME Term SOFR 1 Month + 2.2810%, 7.6428%, 6/15/40 (144A)‡	1,109,000	1,106,311
BX Commercial Mortgage Trust 2023-VLT2 B,
CME Term SOFR 1 Month + 3.1290%, 8.4908%, 6/15/40 (144A)‡	2,466,000	2,460,623
BX Commercial Mortgage Trust 2023-VLT3 A,
CME Term SOFR 1 Month + 1.9400%, 7.3018%, 11/15/28 (144A)‡	5,526,864	5,520,792

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	5

Janus Henderson Flexible Bond Fund

Schedule of Investments (unaudited)

December 31, 2023

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
BX Commercial Mortgage Trust 2023-VLT3 B,
CME Term SOFR 1 Month + 2.6890%, 8.0508%, 11/15/28 (144A)‡	$4,740,391	$4,733,631
CBAM CLO Management 2019-11RA A1,
CME Term SOFR 3 Month + 1.4416%, 6.8574%, 1/20/35 (144A)‡	7,300,000	7,281,728
CBAM CLO Management 2019-11RA B,
CME Term SOFR 3 Month + 2.0116%, 7.4274%, 1/20/35 (144A)‡	2,775,193	2,758,536
Cedar Funding Ltd 2019-11A A1R,
CME Term SOFR 3 Month + 1.3116%, 6.7048%, 5/29/32 (144A)‡	5,305,000	5,279,642
CENT Trust 2023-CITY A,
CME Term SOFR 1 Month + 2.6200%, 7.9818%, 9/15/38 (144A)‡	6,425,000	6,458,217
CF Hippolyta Issuer LLC 2021-1A A1, 1.5300%, 3/15/61 (144A)	7,105,112	6,354,706
CF Hippolyta Issuer LLC 2021-1A B1, 1.9800%, 3/15/61 (144A)	2,608,695	2,238,256
CF Hippolyta Issuer LLC 2022-1A A1, 5.9700%, 8/15/62 (144A)	6,581,951	6,549,491
CF Hippolyta Issuer LLC 2022-1A A2, 6.1100%, 8/15/62 (144A)	15,903,775	15,563,603
Chase Auto Credit Linked Notes 2021-2 B, 0.8890%, 12/26/28 (144A)	1,022,599	997,498
Chase Mortgage Finance Corp 2021-CL1 M1,
US 30 Day Average SOFR + 1.2000%, 6.5374%, 2/25/50 (144A)‡	2,983,089	2,880,638
CIFC Funding Ltd 2021-4A A,
CME Term SOFR 3 Month + 1.3116%, 6.7055%, 7/15/33 (144A)‡	5,567,595	5,567,456
CIFC Funding Ltd 2021-7A B,
CME Term SOFR 3 Month + 1.8616%, 7.2735%, 1/23/35 (144A)‡	2,232,376	2,216,912
CIM Trust 2021-NR1 A1, 2.5690%, 7/25/55 (144A)Ç	2,401,221	2,351,302
CIM Trust 2021-NR4 A1, 2.8160%, 10/25/61 (144A)Ç	1,255,766	1,183,114
Cold Storage Trust 2020-ICE5 A,
CME Term SOFR 1 Month + 1.0145%, 6.3719%, 11/15/37 (144A)‡	10,993,766	10,923,859
Cold Storage Trust 2020-ICE5 B,
CME Term SOFR 1 Month + 1.4145%, 6.7719%, 11/15/37 (144A)‡	4,888,412	4,829,811
Cold Storage Trust 2020-ICE5 C,
CME Term SOFR 1 Month + 1.7645%, 7.1219%, 11/15/37 (144A)‡	4,906,106	4,846,584
COLT Funding LLC 2020-2,
Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 1.5000%, 1.8530%, 3/25/65 (144A)‡	17,836	17,661
COLT Funding LLC 2020-3,
Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 1.2000%, 1.5060%, 4/27/65 (144A)‡	310,669	286,278
Connecticut Avenue Securities Trust 2018-R07,
US 30 Day Average SOFR + 2.5145%, 7.8519%, 4/25/31 (144A)‡	39,019	39,043
Connecticut Avenue Securities Trust 2019-R07,
US 30 Day Average SOFR + 2.2145%, 7.5519%, 10/25/39 (144A)‡	8,343	8,347
Connecticut Avenue Securities Trust 2021-R02 2M2,
US 30 Day Average SOFR + 2.0000%, 7.3374%, 11/25/41 (144A)‡	8,533,255	8,451,935
Connecticut Avenue Securities Trust 2021-R03 1M1,
US 30 Day Average SOFR + 0.8500%, 6.1874%, 12/25/41 (144A)‡	1,907,306	1,895,533
Connecticut Avenue Securities Trust 2021-R03 1M2,
US 30 Day Average SOFR + 1.6500%, 6.9874%, 12/25/41 (144A)‡	3,943,000	3,862,888
Connecticut Avenue Securities Trust 2022-R01 1B1,
US 30 Day Average SOFR + 3.1500%, 8.4874%, 12/25/41 (144A)‡	6,109,000	6,172,335
Connecticut Avenue Securities Trust 2022-R03 1M1,
US 30 Day Average SOFR + 2.1000%, 7.4374%, 3/25/42 (144A)‡	6,318,659	6,390,655
Connecticut Avenue Securities Trust 2022-R04 1M1,
US 30 Day Average SOFR + 2.0000%, 7.3374%, 3/25/42 (144A)‡	2,702,819	2,727,566
Connecticut Avenue Securities Trust 2022-R05 2M1,
US 30 Day Average SOFR + 1.9000%, 7.2374%, 4/25/42 (144A)‡	457,592	459,081
Connecticut Avenue Securities Trust 2023-R01 1M1,
US 30 Day Average SOFR + 2.4000%, 7.7374%, 12/25/42 (144A)‡	2,588,166	2,629,290
Connecticut Avenue Securities Trust 2023-R03 2M1,
US 30 Day Average SOFR + 2.5000%, 7.8374%, 4/25/43 (144A)‡	3,582,539	3,582,500
Connecticut Avenue Securities Trust 2023-R06 1M1,
US 30 Day Average SOFR + 1.7000%, 7.0374%, 7/25/43 (144A)‡	3,908,317	3,908,284

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

6	DECEMBER 31, 2023

Janus Henderson Flexible Bond Fund

Schedule of Investments (unaudited)

December 31, 2023

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Connecticut Avenue Securities Trust 2023-R07 2M1,
US 30 Day Average SOFR + 1.9500%, 7.2874%, 9/25/43 (144A)‡	$1,743,708	$1,743,694
Connecticut Avenue Securities Trust 2023-R08 1M1,
US 30 Day Average SOFR + 1.5000%, 6.8374%, 10/25/43 (144A)‡	3,482,389	3,482,365
CP EF Asset Securitization I LLC 2002-1A A, 5.9600%, 4/15/30 (144A)	1,517,380	1,508,424
CPF IV LLC / CP EF Asset Securitization LLC 2023-1A A,
7.4800%, 3/15/32 (144A)	3,372,945	3,385,427
CRB Securitization Trust 2023-1 A, 6.9600%, 10/20/33 (144A)	1,465,724	1,474,728
Credit Suisse Commercial Mortgage Trust 2019-ICE4,
CME Term SOFR 1 Month + 1.0270%, 6.3890%, 5/15/36 (144A)‡	9,165,198	9,151,652
Credit Suisse Commercial Mortgage Trust 2019-ICE4 C,
CME Term SOFR 1 Month + 1.4770%, 6.8390%, 5/15/36 (144A)‡	5,155,175	5,139,726
Credit Suisse Commercial Mortgage Trust 2021-WEHO A,
CME Term SOFR 1 Month + 4.0838%, 9.4458%, 4/15/26 (144A)‡	4,651,023	4,573,391
CyrusOne Data Centers Issuer I LLC 2023-2A A2, 5.5600%, 11/20/48 (144A)	6,288,000	6,005,299
DBCCRE Mortgage Trust 2014-ARCP D, 4.9345%, 1/10/34 (144A)‡	706,000	699,669
DBCCRE Mortgage Trust 2014-ARCP E, 4.9345%, 1/10/34 (144A)‡	3,283,000	3,241,961
DBCCRE Mortgage Trust 2014-ARCP F, 4.9345%, 1/10/34 (144A)‡	602,000	592,712
DC Commercial Mortgage Trust 2023-DC A, 6.3143%, 9/12/40 (144A)	5,277,000	5,428,937
DC Commercial Mortgage Trust 2023-DC B, 6.8043%, 9/12/40 (144A)	5,000,717	5,117,500
Diamond Infrastructure Funding LLC 2021-1A A, 1.7600%, 4/15/49 (144A)	7,083,000	6,287,117
Elmwood CLO VIII Ltd 2019-2A AR,
CME Term SOFR 3 Month + 1.4116%, 6.8274%, 4/20/34 (144A)‡	2,239,000	2,238,868
Exeter Automobile Receivables Trust 2021-1A D, 1.0800%, 11/16/26	3,626,000	3,506,890
Fannie Mae REMICS, 3.0000%, 5/25/48	4,515,624	3,984,710
Fannie Mae REMICS, 3.0000%, 11/25/49	5,795,026	5,119,543
Flagstar Mortgage Trust 2021-13IN A2, 3.0000%, 12/30/51 (144A)‡	13,394,866	11,401,471
Freddie Mac - SLST 2020-2 M1, 4.7500%, 9/25/60 (144A)‡	1,583,148	1,526,731
Freddie Mac Structured Agency Credit Risk Debt Notes 2019-DNA4 M2,
US 30 Day Average SOFR + 2.0645%, 7.4019%, 10/25/49 (144A)‡	9,695	9,702
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-DNA6 M2,
US 30 Day Average SOFR + 2.0000%, 7.3374%, 12/25/50 (144A)‡	3,890,702	3,943,878
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-HQA5 M2,
US 30 Day Average SOFR + 2.6000%, 7.9374%, 11/25/50 (144A)‡	4,261,844	4,337,355
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA2 M2,
US 30 Day Average SOFR + 2.3000%, 7.6374%, 8/25/33 (144A)‡	5,614,523	5,651,335
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA6 M1,
US 30 Day Average SOFR + 0.8000%, 6.1374%, 10/25/41 (144A)‡	2,529,079	2,518,684
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA1 M2,
US 30 Day Average SOFR + 2.2500%, 7.5874%, 8/25/33 (144A)‡	3,922,335	3,911,178
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA6 M1A,
US 30 Day Average SOFR + 2.1500%, 7.4874%, 9/25/42 (144A)‡	770,576	777,128
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA1 M1A,
US 30 Day Average SOFR + 2.1000%, 7.4374%, 3/25/42 (144A)‡	7,015,473	7,058,050
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-DNA2 M1A,
US 30 Day Average SOFR + 2.1000%, 7.4374%, 4/25/43 (144A)‡	1,909,171	1,909,150
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA2 M1A,
US 30 Day Average SOFR + 2.0000%, 7.3374%, 6/25/43 (144A)‡	471,559	474,702
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA3 A1,
US 30 Day Average SOFR + 1.8500%, 7.1874%, 11/25/43 (144A)‡	1,778,181	1,787,260
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA3 M1,
US 30 Day Average SOFR + 1.8500%, 7.1874%, 11/25/43 (144A)‡	3,061,306	3,061,277
GCAT 2022-INV1 A1, 3.0000%, 12/25/51 (144A)‡	14,283,337	12,139,822
GCAT 2023-INV1 A1, 6.0000%, 8/25/53 (144A)‡	6,943,219	6,963,216
Great Wolf Trust,
CME Term SOFR 1 Month + 1.1485%, 6.7105%, 12/15/36 (144A)‡	2,050,000	2,039,725
Great Wolf Trust,
CME Term SOFR 1 Month + 1.4485%, 7.0105%, 12/15/36 (144A)‡	2,296,000	2,285,219
Great Wolf Trust,
CME Term SOFR 1 Month + 1.7475%, 7.3095%, 12/15/36 (144A)‡	2,558,000	2,539,349

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	7

Janus Henderson Flexible Bond Fund

Schedule of Investments (unaudited)

December 31, 2023

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Highbridge Loan Management Ltd 2021-16A B,
CME Term SOFR 3 Month + 1.9616%, 7.3735%, 1/23/35 (144A)‡	$2,113,425	$2,104,289
Hudson Bay Simon JV Trust 2015-HB7 A7, 3.9141%, 8/5/34 (144A)	1,949,025	1,750,389
Imerial Fund LLC 2023-NQM1 A1, 5.9410%, 2/25/68 (144A)Ç	3,375,601	3,347,374
JP Morgan Chase Commercial Mortgage Sec Trust 2020-ACE A,
3.2865%, 1/10/37 (144A)	6,185,000	5,935,199
JP Morgan Chase Commercial Mortgage Sec Trust 2020-ACE B,
3.6401%, 1/10/37 (144A)	4,370,000	4,133,913
LAD Auto Receivables Trust 2021-1A A, 1.3000%, 8/17/26 (144A)	686,995	678,361
LAD Auto Receivables Trust 2022-1A A, 5.2100%, 6/15/27 (144A)	2,787,687	2,773,599
Lendbuzz Securitization Trust 2021-1A A, 4.2200%, 5/17/27 (144A)‡	2,892,811	2,820,263
Lendbuzz Securitization Trust 2023-1A A2, 6.9200%, 8/15/28 (144A)	2,265,201	2,271,594
Life Financial Services Trust 2021-BMR A,
CME Term SOFR 1 Month + 0.8145%, 6.1765%, 3/15/38 (144A)‡	11,607,894	11,355,757
Life Financial Services Trust 2021-BMR C,
CME Term SOFR 1 Month + 1.2145%, 6.5765%, 3/15/38 (144A)‡	6,486,620	6,284,194
Life Financial Services Trust 2022-BMR2 A1,
CME Term SOFR 1 Month + 1.2952%, 6.6571%, 5/15/39 (144A)‡	6,610,000	6,470,545
M&T Equipment Notes 2023-1A A2, 6.0900%, 7/15/30 (144A)	2,784,000	2,790,071
M&T Equipment Notes 2023-1A A3, 5.7400%, 7/15/30 (144A)	1,594,000	1,601,376
Madison Park Funding Ltd 2019-35A A1R,
CME Term SOFR 3 Month + 1.2516%, 6.6674%, 4/20/32 (144A)‡	7,174,000	7,169,000
Marlette Funding Trust 2023-2A B, 6.5400%, 6/15/33 (144A)	1,710,000	1,725,976
MED Trust 2021-MDLN E,
CME Term SOFR 1 Month + 3.2645%, 8.6265%, 11/15/38 (144A)‡	8,277,275	8,017,485
Mello Mortgage Capital Acceptance Trust 2021-INV2 A11,
US 30 Day Average SOFR + 0.9500%, 5.0000%, 8/25/51 (144A)‡	4,165,852	3,859,932
Mello Mortgage Capital Acceptance Trust 2021-INV3 A11,
US 30 Day Average SOFR + 0.9500%, 5.0000%, 10/25/51 (144A)‡	5,237,206	4,852,957
Mello Mortgage Capital Acceptance Trust 2021-INV4 A3,
2.5000%, 12/25/51 (144A)‡	3,981,879	3,258,460
Mello Mortgage Capital Acceptance Trust 2022-INV1 A2,
3.0000%, 3/25/52 (144A)‡	9,903,966	8,430,071
Mercury Financial Credit Card Master Trust 2023-1A A,
8.0400%, 9/20/27 (144A)	4,532,000	4,535,287
MHC Commercial Mortgage Trust 2021-MHC A,
CME Term SOFR 1 Month + 0.9154%, 6.2774%, 4/15/38 (144A)‡	9,670,803	9,560,740
MHC Commercial Mortgage Trust 2021-MHC C,
CME Term SOFR 1 Month + 1.4654%, 6.8274%, 4/15/38 (144A)‡	5,459,149	5,377,452
NCMF Trust 2022-MFP A,
CME Term SOFR 1 Month + 1.7420%, 7.1038%, 3/15/39 (144A)‡	3,015,000	2,983,493
New Residential Mortgage Loan Trust 2018-2,
Refinitiv USD IBOR Consumer Cash Fallbacks 6 Months + 0.6800%, 4.5000%, 2/25/58 (144A)‡	1,858,040	1,803,352
NRZ Excess Spread Collateralized Notes 2020-PLS1 A,
3.8440%, 12/25/25 (144A)	945,760	897,922
NRZ Excess Spread Collateralized Notes 2021-FHT1 A, 3.1040%, 7/25/26 (144A)	2,138,484	1,976,589
Oak Street Investment Grade Net Lease Fund 2020-1A A1,
1.8500%, 11/20/50 (144A)	4,629,290	4,225,242
Oasis Securitization 2022-1A A, 4.7500%, 5/15/34 (144A)	689,777	687,591
Oceanview Mortgage Trust 2021-4 A11,
US 30 Day Average SOFR + 0.8500%, 5.0000%, 10/25/51 (144A)‡	5,722,582	5,291,983
Oceanview Mortgage Trust 2021-5 AF,
US 30 Day Average SOFR + 0.8500%, 5.0000%, 11/25/51 (144A)‡	5,541,953	5,117,218
Oceanview Mortgage Trust 2022-1 A1, 3.0000%, 12/25/51 (144A)‡	5,780,133	4,919,946
Oceanview Mortgage Trust 2022-2 A1, 3.0000%, 12/25/51 (144A)‡	11,292,940	9,612,368
Onslow Bay Financial LLC 2021-INV3 A3, 2.5000%, 10/25/51 (144A)‡	4,463,290	3,652,920
Onslow Bay Financial LLC 2022-INV1 A1, 3.0000%, 12/25/51 (144A)‡	11,310,535	9,627,344
Onslow Bay Financial LLC 2022-INV1 A18, 3.0000%, 12/25/51 (144A)‡	4,796,042	3,971,683

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

8	DECEMBER 31, 2023

Janus Henderson Flexible Bond Fund

Schedule of Investments (unaudited)

December 31, 2023

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
OPEN Trust 2023-AIR A,
CME Term SOFR 1 Month + 3.0891%, 8.4509%, 10/15/28 (144A)‡	$4,078,640	$4,108,754
OPEN Trust 2023-AIR C,
CME Term SOFR 1 Month + 5.2359%, 10.5977%, 10/15/28 (144A)‡	1,530,668	1,537,128
Pagaya AI Debt Selection Trust 2022-1 A, 2.0300%, 10/15/29 (144A)	990,637	975,520
Preston Ridge Partners Mortgage Trust 2020-4 A1, 5.9510%, 10/25/25 (144A)Ç	2,767,179	2,708,363
Preston Ridge Partners Mortgage Trust 2021-10 A1, 2.4870%, 10/25/26 (144A)Ç	5,079,157	4,794,121
Preston Ridge Partners Mortgage Trust 2021-9 A1, 2.3630%, 10/25/26 (144A)Ç	9,714,362	9,173,457
Preston Ridge Partners Mortgage Trust 2021-RPL2 A1,
1.4550%, 10/25/51 (144A)‡	5,956,820	5,344,870
Preston Ridge Partners Mortgage Trust 2022-2 A1, 5.0000%, 3/25/27 (144A)Ç	6,869,540	6,688,910
Pretium Mortgage Credit Partners LLC 2023-RN1 A1, 8.2321%, 9/25/53 (144A)Ç	7,422,694	7,573,271
Provident Funding Mortgage Trust 2021-INV1 A1, 2.5000%, 8/25/51 (144A)‡	4,780,414	3,912,603
Rad CLO Ltd 2023-21A A,
CME Term SOFR 3 Month + 1.5900%, 0%, 1/25/33 (144A)‡	3,917,677	3,915,691
Regatta XXIII Funding Ltd 2021-4A B,
CME Term SOFR 3 Month + 1.9616%, 7.3774%, 1/20/35 (144A)‡	2,192,711	2,192,560
Saluda Grade Alternative Mortgage Trust 2023-FIG3 A,
7.0670%, 8/25/53 (144A)‡	7,412,501	7,573,449
Saluda Grade Alternative Mortgage Trust 2023-FIG4 A,
6.7180%, 11/25/53 (144A)‡	4,680,000	4,679,968
Saluda Grade Alternative Mortgage Trust 2023-SEQ3 A1,
Prime Rate by Country United States + 2.3000%, 7.1620%, 6/1/53 (144A)‡	2,055,381	2,076,926
Santander Bank Auto Credit-Linked Notes 2021-1A B, 1.8330%, 12/15/31 (144A)	545,554	531,249
Santander Bank Auto Credit-Linked Notes 2022-A B, 5.2810%, 5/15/32 (144A)	3,170,331	3,143,698
Sequoia Mortgage Trust 2013-5, 2.5000%, 5/25/43 (144A)‡	520,927	450,202
Sequoia Mortgage Trust 2020-2, 3.5000%, 3/25/50 (144A)‡	417,187	362,589
Signal Peak CLO LLC 2022-12A A1, 6.8910%, 7/10/28‡	9,142,000	9,557,163
SMRT 2022-MINI A, CME Term SOFR 1 Month + 1.0000%, 6.3620%, 1/15/39 (144A)‡	3,548,000	3,472,834
Sound Point CLO Ltd 2019-1A AR,
CME Term SOFR 3 Month + 1.3416%, 6.7574%, 1/20/32 (144A)‡	6,462,000	6,398,278
Spruce Hill Mortgage Loan Trust 2020-SH1 A1,
Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 0.9500%, 2.5210%, 1/28/50 (144A)‡	11,242	11,153
Spruce Hill Mortgage Loan Trust 2020-SH1 A2,
Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 1.0500%, 2.6240%, 1/28/50 (144A)‡	50,182	49,788
SREIT Trust 2021-MFP A,
CME Term SOFR 1 Month + 0.8453%, 6.2071%, 11/15/38 (144A)‡	780,800	767,632
Tesla Auto Lease Trust 2021-B B, 0.9100%, 9/22/25 (144A)	1,705,000	1,662,088
THE 2023-MIC Trust 2023-MIC A, 8.4366%, 12/5/38 (144A)‡	4,402,712	4,634,413
Towd Point Mortgage Trust 2023-CES1 A1A, 6.7500%, 7/25/63 (144A)‡	2,030,288	2,051,299
Towd Point Mortgage Trust 2023-CES2 A1A, 7.2940%, 10/25/63 (144A)‡	2,772,681	2,831,283
TYSN 2023-CRNR Mortgage Trust 2023-CRNR A, 6.7990%, 12/10/33 (144A)‡	6,674,443	6,919,890
UNIFY Auto Receivables Trust 2021-1A A4, 0.9800%, 7/15/26 (144A)	2,633,389	2,586,137
United Wholesale Mortgage LLC 2021-INV1 A9,
US 30 Day Average SOFR + 0.9000%, 5.0000%, 8/25/51 (144A)‡	4,961,059	4,583,853
United Wholesale Mortgage LLC 2021-INV4 A3, 2.5000%, 12/25/51 (144A)‡	3,043,517	2,494,031
Upstart Securitization Trust 2021-5 A, 1.3100%, 11/20/31 (144A)	260,117	258,038
Upstart Securitization Trust 2022-1 A, 3.1200%, 3/20/32 (144A)	2,179,141	2,154,297
Upstart Securitization Trust 2022-2 A, 4.3700%, 5/20/32 (144A)	2,220,642	2,210,750
Vantage Data Centers LLC 2020-1A A2, 1.6450%, 9/15/45 (144A)	6,324,000	5,851,443
Vantage Data Centers LLC 2020-2A A2, 1.9920%, 9/15/45 (144A)	4,083,000	3,538,698
VASA Trust 2021-VASA A,
CME Term SOFR 1 Month + 1.0145%, 6.3765%, 7/15/39 (144A)‡	3,768,000	3,344,841
VCAT Asset Securitization LLC 2021-NPL1 A1, 2.2891%, 12/26/50 (144A)	518,809	510,873
VMC Finance LLC 2021-HT1 A,
CME Term SOFR 1 Month + 1.7645%, 7.1227%, 1/18/37 (144A)‡	3,880,788	3,803,203

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	9

Janus Henderson Flexible Bond Fund

Schedule of Investments (unaudited)

December 31, 2023

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Wells Fargo Commercial Mortgage Trust 2021-SAVE A,
CME Term SOFR 1 Month + 1.2645%, 6.6265%, 2/15/40 (144A)‡	$1,200,838	$1,165,355
Westgate Resorts 2022-1A A, 1.7880%, 8/20/36 (144A)	1,345,912	1,283,204
Westlake Automobile Receivable Trust 2020-1A D, 2.8000%, 6/16/25 (144A)	648,009	646,174
Woodward Capital Management 2021-3 A21,
US 30 Day Average SOFR + 0.8000%, 5.0000%, 7/25/51 (144A)‡	3,984,618	3,651,466
Woodward Capital Management 2023-CES1 A1A, 6.5150%, 6/25/43 (144A)‡	3,895,476	3,934,804
Woodward Capital Management 2023-CES2 A1A, 6.8080%, 9/25/43 (144A)‡	7,169,243	7,271,534
Woodward Capital Management 2023-CES3 A1A, 7.1130%, 11/25/43 (144A)	9,875,210	10,161,935
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $753,178,480)		728,203,725
Corporate Bonds– 26.9%
Banking – 7.8%
American Express Co, SOFR + 1.8350%, 5.0430%, 5/1/34‡	6,687,000	6,675,363
Bank of America Corp, SOFR + 1.9900%, 6.2040%, 11/10/28‡	2,498,000	2,605,766
Bank of America Corp, SOFR + 1.5700%, 5.8190%, 9/15/29‡	13,736,000	14,179,314
Bank of America Corp, SOFR + 1.8400%, 5.8720%, 9/15/34‡	13,116,000	13,729,438
Bank of America Corp, CME Term SOFR 3 Month + 3.9666%, 6.2500%‡,µ	8,517,000	8,438,553
Bank of New York Mellon Corp/The, SOFR + 1.0260%, 4.9470%, 4/26/27‡	4,155,000	4,156,236
Bank of New York Mellon Corp/The, SOFR + 2.0740%, 5.8340%, 10/25/33‡	1,350,000	1,431,217
Bank of New York Mellon Corp/The, SOFR + 1.5980%, 6.3170%, 10/25/29‡	3,218,000	3,418,127
Bank of New York Mellon Corp/The, SOFR + 1.8450%, 6.4740%, 10/25/34‡	6,616,000	7,328,441
Bank of Montreal,
US Treasury Yield Curve Rate 5 Year + 1.4000%, 3.0880%, 1/10/37‡	7,434,000	5,995,756
BNP Paribas SA, SOFR + 1.2280%, 2.5910%, 1/20/28 (144A)‡	4,430,000	4,097,959
Capital One Financial Corp, SOFR + 2.6400%, 6.3120%, 6/8/29‡	3,040,000	3,118,766
Capital One Financial Corp, SOFR + 3.0700%, 7.6240%, 10/30/31‡	3,328,000	3,657,094
Citigroup Inc, CME Term SOFR 3 Month + 4.1666%, 5.9500%‡,µ	4,099,000	4,012,132
Citigroup Inc, CME Term SOFR 3 Month + 3.6846%, 6.3000%‡,µ	916,000	903,206
Fifth Third Bancorp, SOFR + 2.3400%, 6.3390%, 7/27/29‡	4,463,000	4,646,781
JPMorgan Chase & Co, SOFR + 1.4500%, 5.2990%, 7/24/29‡	9,544,000	9,684,402
JPMorgan Chase & Co, SOFR + 1.5700%, 6.0870%, 10/23/29‡	6,760,000	7,107,551
JPMorgan Chase & Co, SOFR + 1.8450%, 5.3500%, 6/1/34‡	4,297,000	4,358,165
JPMorgan Chase & Co, SOFR + 1.8100%, 6.2540%, 10/23/34‡	8,150,000	8,834,495
JPMorgan Chase & Co, CME Term SOFR 3 Month + 3.3800%, 5.0000%‡,µ	3,293,000	3,232,954
Mitsubishi UFJ Financial Group Inc,
US Treasury Yield Curve Rate 1 Year + 1.7000%, 4.7880%, 7/18/25‡	4,681,000	4,658,867
Morgan Stanley, SOFR + 1.9900%, 2.1880%, 4/28/26‡	11,145,000	10,706,496
Morgan Stanley, SOFR + 1.2950%, 5.0500%, 1/28/27‡	1,965,000	1,966,897
Morgan Stanley, SOFR + 0.8790%, 1.5930%, 5/4/27‡	4,849,000	4,467,807
Morgan Stanley, CME Term SOFR 3 Month + 1.4016%, 3.7720%, 1/24/29‡	691,000	658,994
Morgan Stanley, SOFR + 1.7300%, 5.1230%, 2/1/29‡	4,412,000	4,432,064
Morgan Stanley, SOFR + 1.5900%, 5.1640%, 4/20/29‡	6,520,000	6,557,270
Morgan Stanley, SOFR + 1.6300%, 5.4490%, 7/20/29‡	3,086,000	3,144,485
Morgan Stanley, SOFR + 1.2900%, 2.9430%, 1/21/33‡	5,212,000	4,433,632
Morgan Stanley, SOFR + 1.8800%, 5.4240%, 7/21/34‡	10,267,000	10,419,752
PNC Financial Services Group Inc/The, SOFR + 1.8410%, 5.5820%, 6/12/29‡	10,455,000	10,678,025
PNC Financial Services Group Inc/The, SOFR + 2.1400%, 6.0370%, 10/28/33‡	2,874,000	3,002,780
PNC Financial Services Group Inc/The, SOFR + 2.2840%, 6.8750%, 10/20/34‡	10,407,000	11,553,203
Sumitomo Mitsui Financial Group Inc, 5.8520%, 7/13/30	2,568,000	2,685,563
Truist Financial Corp, SOFR + 2.0500%, 6.0470%, 6/8/27‡	4,023,000	4,093,857
US Bancorp, SOFR + 2.0200%, 5.7750%, 6/12/29‡	6,446,000	6,622,324
		211,693,732
Basic Industry – 0.5%
Celanese US Holdings LLC, 6.3500%, 11/15/28	2,939,000	3,082,175
Celanese US Holdings LLC, 6.3300%, 7/15/29	2,911,000	3,051,520
Celanese US Holdings LLC, 6.5500%, 11/15/30	7,368,000	7,788,911
		13,922,606
Brokerage – 1.4%
Charles Schwab Corp, SOFR + 2.0100%, 6.1360%, 8/24/34‡	8,566,000	9,029,211
LPL Holdings Inc, 6.7500%, 11/17/28	9,291,000	9,904,392

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

10	DECEMBER 31, 2023

Janus Henderson Flexible Bond Fund

Schedule of Investments (unaudited)

December 31, 2023

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Brokerage– (continued)
Nasdaq Inc, 5.3500%, 6/28/28	$1,472,000	$1,516,082
Nasdaq Inc, 5.5500%, 2/15/34	9,845,000	10,227,484
Nasdaq Inc, 5.9500%, 8/15/53	4,648,000	4,992,536
Nasdaq Inc, 6.1000%, 6/28/63	1,974,000	2,131,090
		37,800,795
Capital Goods – 0.7%
L3Harris Technologies Inc, 5.4000%, 7/31/33	5,184,000	5,390,033
Regal Rexnord Corp, 6.0500%, 4/15/28 (144A)	4,838,000	4,897,393
RTX Corp, 5.7500%, 1/15/29	2,726,000	2,849,350
RTX Corp, 6.0000%, 3/15/31	5,434,000	5,788,801
		18,925,577
Communications – 0.9%
Charter Communications Operating LLC / Charter Communications Operating Capital,
6.6500%, 2/1/34	12,987,000	13,694,572
Comcast Corp, 4.5500%, 1/15/29	4,465,000	4,484,099
Fox Corp, 6.5000%, 10/13/33	6,325,000	6,846,473
		25,025,144
Consumer Cyclical – 1.2%
CBRE Services Inc, 5.9500%, 8/15/34	12,706,000	13,348,445
GLP Capital LP / GLP Financing II Inc, 5.3000%, 1/15/29	603,000	599,513
GLP Capital LP / GLP Financing II Inc, 6.7500%, 12/1/33	4,234,000	4,567,766
LKQ Corp, 5.7500%, 6/15/28	6,722,000	6,879,775
LKQ Corp, 6.2500%, 6/15/33	6,323,000	6,607,360
		32,002,859
Consumer Non-Cyclical – 3.9%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC,
6.5000%, 2/15/28 (144A)	4,458,000	4,511,264
Hasbro Inc, 3.9000%, 11/19/29#	14,554,000	13,534,801
Hasbro Inc, 5.1000%, 5/15/44	977,000	873,750
HCA Inc, 5.2000%, 6/1/28	3,494,000	3,529,854
HCA Inc, 3.6250%, 3/15/32	8,110,000	7,251,757
Illumina Inc, 5.7500%, 12/13/27	8,548,000	8,774,954
IQVIA Inc, 6.2500%, 2/1/29 (144A)	6,329,000	6,607,141
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc, 5.5000%, 1/15/30	9,007,000	8,851,866
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc, 3.6250%, 1/15/32	3,897,000	3,340,790
Mattel Inc, 3.7500%, 4/1/29 (144A)	11,690,000	10,677,568
Pilgrim's Pride Corp, 6.2500%, 7/1/33	7,434,000	7,649,021
Polaris Inc, 6.9500%, 3/15/29	5,766,000	6,133,201
Sysco Corp, 5.7500%, 1/17/29	4,104,000	4,275,054
Sysco Corp, 6.0000%, 1/17/34	9,374,000	10,147,327
Universal Health Services Inc, 2.6500%, 1/15/32	10,445,000	8,580,779
		104,739,127
Electric – 2.1%
American Electric Power Co Inc, 5.6250%, 3/1/33	6,736,000	7,017,501
CMS Energy Corp,
US Treasury Yield Curve Rate 5 Year + 4.1160%, 4.7500%, 6/1/50‡	8,111,000	7,323,671
Duke Energy Corp, 4.3000%, 3/15/28	4,804,000	4,736,248
Georgia Power Co, 4.6500%, 5/16/28	3,459,000	3,485,440
Georgia Power Co, 4.9500%, 5/17/33	5,466,000	5,510,095
National Grid PLC, 5.6020%, 6/12/28#	2,487,000	2,562,274
National Grid PLC, 5.8090%, 6/12/33	5,218,000	5,482,869
Southern California Edison Co, 5.8500%, 11/1/27	6,094,000	6,363,452
Xcel Energy Inc, 5.4500%, 8/15/33	13,440,000	13,860,297
		56,341,847
Energy – 1.6%
Columbia Pipelines Operating Company LLC, 5.9270%, 8/15/30 (144A)	1,590,000	1,644,083
Columbia Pipelines Operating Company LLC, 6.0360%, 11/15/33 (144A)	3,823,000	4,003,713
Columbia Pipelines Operating Company LLC, 6.4970%, 8/15/43 (144A)	771,000	825,693
Enbridge Inc, 6.2000%, 11/15/30	1,339,000	1,432,754

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	11

Janus Henderson Flexible Bond Fund

Schedule of Investments (unaudited)

December 31, 2023

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Energy– (continued)
Enbridge Inc, 5.7000%, 3/8/33	$7,230,000	$7,514,841
Energy Transfer LP, 5.5500%, 2/15/28	3,965,000	4,044,697
EQT Corp, 3.1250%, 5/15/26 (144A)	13,469,000	12,779,512
EQT Corp, 5.7000%, 4/1/28	2,135,000	2,166,635
Hess Midstream Operations LP, 5.1250%, 6/15/28 (144A)	3,041,000	2,933,948
Viper Energy Partners LP, 7.3750%, 11/1/31 (144A)	6,183,000	6,399,405
		43,745,281
Finance Companies – 0.5%
Blackstone Private Credit Fund, 7.3000%, 11/27/28 (144A)	6,369,000	6,620,760
Blue Owl Credit Income Corp, 7.7500%, 9/16/27	4,462,000	4,600,524
OWL Rock Core Income Corp, 4.7000%, 2/8/27	743,000	701,817
OWL Rock Core Income Corp, 7.9500%, 6/13/28 (144A)	2,886,000	2,991,396
		14,914,497
Government Sponsored – 0.3%
Electricite de France SA, 5.7000%, 5/23/28 (144A)	2,832,000	2,930,120
Electricite de France SA, 6.2500%, 5/23/33 (144A)	4,591,000	4,968,320
		7,898,440
Insurance – 1.3%
Athene Global Funding, 2.7170%, 1/7/29 (144A)	7,222,000	6,278,769
Centene Corp, 4.2500%, 12/15/27	16,614,000	16,008,474
Centene Corp, 2.4500%, 7/15/28	7,054,000	6,282,291
Centene Corp, 3.0000%, 10/15/30	5,571,000	4,824,728
UnitedHealth Group Inc, 5.2500%, 2/15/28	2,771,000	2,865,409
		36,259,671
Professional Services – 0.3%
Booz Allen Hamilton Inc, 5.9500%, 8/4/33	8,732,000	9,224,450
Real Estate Investment Trusts (REITs) – 0.9%
Agree LP, 2.9000%, 10/1/30	7,291,000	6,245,955
American Tower Trust I, 5.4900%, 3/15/28 (144A)	10,515,000	10,642,989
Sun Communities Operating LP, 2.7000%, 7/15/31	8,985,000	7,486,779
		24,375,723
Technology – 3.3%
Cadence Design Systems Inc, 4.3750%, 10/15/24	18,064,000	17,903,478
CoStar Group Inc, 2.8000%, 7/15/30 (144A)	5,441,000	4,624,518
Fiserv Inc, 5.4500%, 3/2/28	5,618,000	5,785,725
Foundry JV Holdco LLC, 5.8750%, 1/25/34 (144A)	15,431,000	15,849,704
Leidos Inc, 2.3000%, 2/15/31	1,276,000	1,068,017
Leidos Inc, 5.7500%, 3/15/33	4,301,000	4,484,988
Marvell Technology Inc, 1.6500%, 4/15/26	5,742,000	5,341,805
Marvell Technology Inc, 4.8750%, 6/22/28	6,709,000	6,688,768
Marvell Technology Inc, 5.7500%, 2/15/29	5,585,000	5,770,411
Marvell Technology Inc, 5.9500%, 9/15/33	4,701,000	4,984,892
Total System Services Inc, 4.8000%, 4/1/26	2,905,000	2,879,670
Trimble Inc, 4.7500%, 12/1/24	10,216,000	10,112,500
Trimble Inc, 4.9000%, 6/15/28	2,415,000	2,426,509
Trimble Inc, 6.1000%, 3/15/33	1,136,000	1,215,748
		89,136,733
Transportation – 0.2%
GXO Logistics Inc, 1.6500%, 7/15/26	6,199,000	5,587,701
Total Corporate Bonds (cost $725,208,004)		731,594,183
Mortgage-Backed Securities– 30.8%
Fannie Mae:
3.0000%, TBA, 15 Year Maturity	20,838,597	19,650,776
3.5000%, TBA, 15 Year Maturity	20,894,000	20,127,733
4.0000%, TBA, 15 Year Maturity	20,519,000	20,127,928
2.5000%, TBA, 30 Year Maturity	49,822,971	42,438,482
4.0000%, TBA, 30 Year Maturity	3,440,284	3,253,680
4.5000%, TBA, 30 Year Maturity	36,442	35,330

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

12	DECEMBER 31, 2023

Janus Henderson Flexible Bond Fund

Schedule of Investments (unaudited)

December 31, 2023

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Fannie Mae– (continued)
5.0000%, TBA, 30 Year Maturity	$3,487,400	$3,451,417
		109,085,346
Fannie Mae Pool:
3.0000%, 10/1/34	19,719	18,718
2.5000%, 11/1/34	1,861,871	1,731,811
3.0000%, 11/1/34	114,853	109,813
3.0000%, 12/1/34	109,352	104,417
2.5000%, 12/1/36	2,652,375	2,459,383
6.0000%, 2/1/37	618,515	649,045
4.5000%, 11/1/42	640,722	640,999
3.0000%, 1/1/43	127,703	116,222
3.0000%, 2/1/43	207,998	189,045
5.0000%, 7/1/44	3,197,725	3,241,401
4.5000%, 10/1/44	1,441,290	1,447,573
4.5000%, 3/1/45	2,255,506	2,265,339
4.0000%, 5/1/45	206,143	199,229
4.5000%, 6/1/45	1,127,929	1,123,458
4.5000%, 2/1/46	2,184,375	2,171,930
3.0000%, 2/1/47	29,999,450	27,363,434
4.0000%, 10/1/47	1,124,437	1,082,941
4.0000%, 11/1/47	1,638,457	1,578,017
4.0000%, 1/1/48	912,419	878,748
3.0000%, 2/1/48	293,275	265,302
5.0000%, 5/1/48	569,729	572,913
4.5000%, 6/1/48	1,101,167	1,084,604
4.0000%, 7/1/48	1,374,122	1,320,252
4.0000%, 8/1/48	610,222	586,300
4.0000%, 9/1/48	1,458,512	1,404,688
4.0000%, 10/1/48	533,900	513,840
4.0000%, 11/1/48	1,603,507	1,540,644
4.0000%, 12/1/48	253,755	243,807
4.0000%, 2/1/49	941,542	904,630
3.5000%, 5/1/49	2,717,461	2,518,611
4.0000%, 6/1/49	205,019	196,678
4.5000%, 6/1/49	99,225	97,538
3.0000%, 8/1/49	1,456,302	1,291,455
3.0000%, 8/1/49	344,846	305,811
4.5000%, 8/1/49	138,598	136,242
3.0000%, 9/1/49	215,293	194,463
3.0000%, 9/1/49	12,063	10,795
4.0000%, 9/1/49	1,030,779	988,797
4.0000%, 11/1/49	3,367,336	3,235,325
4.0000%, 11/1/49	298,558	287,329
4.5000%, 1/1/50	2,677,756	2,637,479
4.5000%, 1/1/50	186,853	183,681
4.0000%, 3/1/50	4,933,588	4,748,223
4.0000%, 3/1/50	2,658,930	2,554,691
4.0000%, 3/1/50	1,027,958	987,658
4.0000%, 4/1/50	683,981	651,627
2.5000%, 8/1/50	776,397	674,006
4.0000%, 8/1/50	627,090	597,427
4.0000%, 9/1/50	5,619,948	5,391,303
4.0000%, 10/1/50	5,383,896	5,181,419
4.5000%, 10/1/50	3,267,216	3,218,073
4.5000%, 12/1/50	4,696,133	4,616,418
3.5000%, 2/1/51	2,298,826	2,130,610
4.0000%, 3/1/51	13,887,219	13,322,225
4.0000%, 3/1/51	266,920	256,061
4.0000%, 3/1/51	134,594	129,317

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	13

Janus Henderson Flexible Bond Fund

Schedule of Investments (unaudited)

December 31, 2023

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Fannie Mae Pool– (continued)
4.0000%, 8/1/51	$2,492,828	$2,395,101
4.0000%, 10/1/51	10,897,953	10,454,576
4.0000%, 10/1/51	1,949,133	1,869,833
3.0000%, 12/1/51	172,813	154,345
2.5000%, 1/1/52	4,919,183	4,239,496
3.5000%, 1/1/52	1,835,868	1,714,539
2.5000%, 2/1/52	23,779,031	20,481,683
2.5000%, 2/1/52	17,856,448	15,362,605
3.5000%, 2/1/52	4,796,021	4,478,321
2.5000%, 3/1/52	10,057,134	8,642,568
2.5000%, 3/1/52	9,928,222	8,551,513
2.5000%, 3/1/52	7,525,172	6,464,873
2.5000%, 3/1/52	3,726,950	3,217,365
2.5000%, 3/1/52	825,786	709,636
2.5000%, 3/1/52	782,238	672,214
2.5000%, 3/1/52	712,485	613,687
2.5000%, 3/1/52	294,279	253,587
3.0000%, 3/1/52	3,901,994	3,490,971
3.0000%, 4/1/52	2,350,634	2,105,928
3.0000%, 4/1/52	2,007,805	1,796,154
3.0000%, 4/1/52	16,414	14,637
3.5000%, 4/1/52	2,837,344	2,643,208
3.5000%, 4/1/52	1,945,394	1,812,890
3.5000%, 4/1/52	1,530,878	1,427,624
3.5000%, 4/1/52	925,243	861,937
3.5000%, 4/1/52	512,894	478,376
3.5000%, 4/1/52	457,417	426,565
4.0000%, 4/1/52	2,034,935	1,943,961
4.5000%, 4/1/52	392,881	380,952
4.5000%, 4/1/52	332,447	322,353
4.5000%, 4/1/52	190,594	184,807
4.5000%, 4/1/52	173,086	167,830
4.5000%, 4/1/52	151,306	146,712
4.5000%, 4/1/52	97,430	94,467
3.5000%, 5/1/52	1,455,613	1,355,792
4.5000%, 5/1/52	527,501	511,484
3.5000%, 6/1/52	8,380,790	7,806,063
3.5000%, 6/1/52	4,720,009	4,404,088
3.5000%, 7/1/52	1,237,498	1,152,635
3.5000%, 7/1/52	418,437	390,365
4.5000%, 7/1/52	2,208,793	2,142,024
3.5000%, 8/1/52	775,591	722,283
4.5000%, 8/1/52	7,993,012	7,751,393
5.0000%, 9/1/52	3,656,102	3,616,630
5.5000%, 9/1/52	10,012,046	10,085,188
5.0000%, 10/1/52	1,661,779	1,655,876
5.0000%, 10/1/52	730,735	728,139
5.0000%, 11/1/52	4,028,684	4,014,373
5.5000%, 11/1/52	3,618,817	3,685,785
5.0000%, 1/1/53	1,140,336	1,136,286
5.0000%, 1/1/53	368,998	367,687
5.0000%, 2/1/53	468,498	466,834
5.0000%, 3/1/53	999,273	988,562
5.0000%, 3/1/53	270,040	268,883
5.5000%, 3/1/53	398,115	402,879
5.0000%, 4/1/53	1,308,167	1,294,145
5.0000%, 4/1/53	521,650	519,415
5.0000%, 4/1/53	306,764	303,476
5.0000%, 4/1/53	261,645	258,841

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

14	DECEMBER 31, 2023

Janus Henderson Flexible Bond Fund

Schedule of Investments (unaudited)

December 31, 2023

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Fannie Mae Pool– (continued)
5.5000%, 4/1/53	$190,125	$192,400
5.0000%, 5/1/53	265,670	264,532
5.5000%, 5/1/53	352,289	356,504
5.5000%, 5/1/53	183,871	186,070
5.0000%, 6/1/53	1,000,891	1,005,104
5.0000%, 6/1/53	382,055	380,135
5.0000%, 6/1/53	324,627	323,236
5.5000%, 6/1/53	9,616,699	9,780,735
5.5000%, 6/1/53	150,935	153,510
4.5000%, 7/1/53	2,144,111	2,107,450
5.0000%, 7/1/53	3,541,051	3,553,321
5.5000%, 7/1/53	27,592,033	27,731,569
5.5000%, 7/1/53	432,801	437,979
5.5000%, 7/1/53	260,274	264,713
4.5000%, 8/1/53	1,486,426	1,461,011
5.0000%, 8/1/53	4,982,883	5,003,910
5.0000%, 8/1/53	325,945	324,788
5.5000%, 9/1/53	7,812,049	7,945,302
3.5000%, 8/1/56	16,755,687	15,371,605
3.0000%, 2/1/57	9,615,851	8,478,110
3.0000%, 6/1/57	35,085	30,903
		362,309,092
Freddie Mac Gold Pool:
4.0000%, 8/1/48	718,661	691,299
4.0000%, 9/1/48	477,676	459,448
		1,150,747
Freddie Mac Pool:
3.0000%, 5/1/31	6,837,438	6,551,812
3.0000%, 9/1/32	228,603	217,463
3.0000%, 10/1/32	281,716	267,709
3.0000%, 1/1/33	155,667	147,962
2.5000%, 12/1/33	5,739,119	5,410,139
3.0000%, 10/1/34	50,526	48,199
3.0000%, 10/1/34	23,646	22,446
2.5000%, 11/1/34	1,962,647	1,825,548
2.5000%, 11/1/34	669,720	622,937
2.5000%, 6/1/37	7,438,262	6,872,085
6.0000%, 4/1/40	1,062,181	1,117,135
3.0000%, 3/1/43	651,892	594,611
3.0000%, 6/1/43	54,891	49,329
4.5000%, 5/1/44	1,007,500	1,003,507
3.0000%, 1/1/46	87,797	80,098
4.0000%, 2/1/46	2,754,771	2,658,611
4.0000%, 3/1/47	7,110	6,871
3.0000%, 4/1/47	844,289	762,146
4.0000%, 4/1/48	115,027	110,518
4.5000%, 7/1/48	670,689	660,601
5.0000%, 9/1/48	116,997	117,543
4.0000%, 11/1/48	144,429	138,767
4.0000%, 12/1/48	1,779,405	1,709,682
4.5000%, 6/1/49	111,654	109,757
4.0000%, 7/1/49	1,371,322	1,315,470
4.5000%, 7/1/49	922,751	907,069
4.5000%, 7/1/49	142,010	139,596
3.0000%, 8/1/49	447,356	396,717
4.5000%, 8/1/49	834,587	820,403
3.0000%, 12/1/49	664,040	594,219
3.0000%, 12/1/49	305,720	273,575
4.5000%, 1/1/50	565,551	555,939

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	15

Janus Henderson Flexible Bond Fund

Schedule of Investments (unaudited)

December 31, 2023

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Freddie Mac Pool– (continued)
4.5000%, 1/1/50	$156,991	$154,326
4.0000%, 3/1/50	1,700,736	1,634,061
4.0000%, 6/1/50	2,804,583	2,702,344
2.5000%, 8/1/50	388,404	337,278
2.5000%, 8/1/50	149,265	129,580
2.5000%, 9/1/50	719,960	624,833
4.5000%, 9/1/50	5,044,984	4,969,101
4.0000%, 10/1/50	462,829	443,999
4.5000%, 10/1/50	2,749,403	2,702,733
4.0000%, 11/1/50	3,142,951	3,015,082
2.5000%, 10/1/51	11,930,942	10,252,827
2.5000%, 11/1/51	6,182,065	5,335,542
2.5000%, 1/1/52	1,501,794	1,297,610
2.5000%, 1/1/52	939,815	811,805
2.5000%, 2/1/52	2,217,942	1,910,389
3.0000%, 2/1/52	1,056,027	944,870
3.0000%, 2/1/52	724,583	649,264
2.5000%, 3/1/52	9,548,919	8,196,372
2.5000%, 3/1/52	360,987	310,214
3.0000%, 3/1/52	1,335,602	1,196,666
4.5000%, 3/1/52	81,879	79,393
3.5000%, 4/1/52	1,954,941	1,825,743
3.5000%, 4/1/52	1,042,629	971,291
3.5000%, 4/1/52	1,035,060	964,239
3.5000%, 4/1/52	333,563	311,115
3.5000%, 4/1/52	315,425	294,150
2.5000%, 5/1/52	4,011,270	3,449,064
3.0000%, 6/1/52	11,704,938	10,488,240
4.5000%, 8/1/52	17,455,852	16,928,184
4.5000%, 8/1/52	7,511,803	7,286,865
4.5000%, 8/1/52	3,923,973	3,805,356
5.5000%, 9/1/52	2,305,623	2,349,842
4.5000%, 10/1/52	2,432,214	2,381,361
5.0000%, 10/1/52	5,024,151	5,006,303
5.0000%, 10/1/52	3,271,273	3,259,653
5.0000%, 10/1/52	100,620	100,262
5.5000%, 10/1/52	127,198	129,575
5.0000%, 1/1/53	213,137	212,379
5.0000%, 1/1/53	184,532	183,877
6.0000%, 1/1/53	4,755,515	4,828,927
5.0000%, 3/1/53	1,580,408	1,563,467
5.0000%, 3/1/53	782,641	779,288
5.0000%, 3/1/53	757,333	754,088
5.0000%, 3/1/53	293,305	290,161
5.0000%, 4/1/53	933,529	928,838
4.5000%, 5/1/53	12,843,550	12,575,015
5.0000%, 5/1/53	4,671,832	4,648,358
5.0000%, 5/1/53	1,932,107	1,922,399
5.0000%, 5/1/53	1,092,868	1,087,377
5.0000%, 5/1/53	208,018	207,127
5.5000%, 5/1/53	1,972,473	2,003,862
5.5000%, 5/1/53	822,276	832,114
5.0000%, 6/1/53	1,516,933	1,509,311
5.0000%, 6/1/53	730,208	722,313
5.0000%, 6/1/53	721,135	713,304
5.0000%, 6/1/53	700,979	693,465
5.0000%, 6/1/53	571,384	565,206
5.0000%, 6/1/53	433,447	428,801
5.0000%, 6/1/53	404,131	399,799

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

16	DECEMBER 31, 2023

Janus Henderson Flexible Bond Fund

Schedule of Investments (unaudited)

December 31, 2023

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Freddie Mac Pool– (continued)
5.0000%, 6/1/53	$271,391	$268,444
5.5000%, 6/1/53	1,807,538	1,829,165
5.5000%, 6/1/53	692,361	695,862
5.5000%, 6/1/53	568,753	571,629
5.5000%, 6/1/53	546,303	549,066
5.5000%, 6/1/53	452,683	454,638
5.0000%, 7/1/53	1,311,312	1,314,870
5.0000%, 7/1/53	872,815	863,459
5.5000%, 7/1/53	1,979,426	2,003,110
5.5000%, 7/1/53	1,353,368	1,360,212
5.5000%, 7/1/53	1,251,708	1,266,684
6.0000%, 11/1/53	4,788,674	4,925,343
6.5000%, 11/1/53	5,178,705	5,354,849
		202,664,803
Ginnie Mae:
2.5000%, TBA, 30 Year Maturity	41,130,337	36,005,826
3.5000%, TBA, 30 Year Maturity	30,213,313	28,116,902
4.0000%, TBA, 30 Year Maturity	11,354,740	10,837,532
4.5000%, TBA, 30 Year Maturity	9,618,566	9,385,075
5.0000%, TBA, 30 Year Maturity	4,526,907	4,495,649
		88,840,984
Ginnie Mae I Pool:
4.0000%, 8/15/47	429,672	414,591
4.0000%, 11/15/47	384,144	370,661
4.0000%, 12/15/47	1,197,902	1,155,856
		1,941,108
Ginnie Mae II Pool:
3.0000%, 11/20/46	10,243,566	9,393,772
4.0000%, 8/20/47	291,864	281,725
4.0000%, 8/20/47	133,760	129,114
4.5000%, 2/20/48	1,373,243	1,356,822
4.0000%, 5/20/48	5,729,462	5,545,332
4.5000%, 5/20/48	557,043	550,494
4.0000%, 6/20/48	1,616,822	1,563,851
5.0000%, 8/20/48	1,564,468	1,576,137
3.5000%, 5/20/49	13,576,322	12,760,710
2.5000%, 3/20/51	12,911,205	11,333,894
3.0000%, 4/20/51	4,551,542	4,131,751
3.0000%, 7/20/51	6,849,075	6,211,028
3.0000%, 8/20/51	19,631,634	17,796,718
		72,631,348
Total Mortgage-Backed Securities (cost $856,260,420)		838,623,428
United States Treasury Notes/Bonds– 13.1%
4.3750%, 12/15/26	5,441,000	5,494,135
4.3750%, 11/30/28	11,874,000	12,150,442
4.3750%, 11/30/30	25,133,500	25,844,307
4.5000%, 11/15/33	97,857,000	102,267,121
4.3750%, 8/15/43	55,857,000	57,017,778
4.7500%, 11/15/43#	47,906,000	51,386,670
4.1250%, 8/15/53	101,349,000	102,441,669
Total United States Treasury Notes/Bonds (cost $337,257,734)		356,602,122
Investment Companies– 8.6%
Money Markets – 8.6%
Janus Henderson Cash Liquidity Fund LLC, 5.3879%ºº,£((cost $232,950,824)	232,917,515	232,964,099
Investments Purchased with Cash Collateral from Securities Lending– 2.0%
Investment Companies – 1.6%
Janus Henderson Cash Collateral Fund LLC, 5.2936%ºº,£	43,558,930	43,558,930

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	17

Janus Henderson Flexible Bond Fund

Schedule of Investments (unaudited)

December 31, 2023

Shares or Principal Amounts		Value
Investments Purchased with Cash Collateral from Securities Lending– (continued)
Time Deposits – 0.4%
Royal Bank of Canada, 5.3100%, 1/2/24	$10,554,398	$10,554,398
Total Investments Purchased with Cash Collateral from Securities Lending (cost $54,113,328)		54,113,328
Total Investments (total cost $2,958,968,790) – 108.1%		2,942,100,885
Liabilities, net of Cash, Receivables and Other Assets – (8.1)%		(220,789,230)
Net Assets – 100%		$2,721,311,655

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$2,899,771,562	98.6%
Canada	14,943,351	0.5
France	11,996,399	0.4
United Kingdom	8,045,143	0.3
Japan	7,344,430	0.2

Total	$2,942,100,885	100.0%

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

18	DECEMBER 31, 2023

Janus Henderson Flexible Bond Fund

Schedule of Investments (unaudited)

December 31, 2023

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/23
Investment Companies - 8.6%
Money Markets - 8.6%
Janus Henderson Cash Liquidity Fund LLC, 5.3879%ºº	$5,621,162	$11,558	$(11,883)	$232,964,099
Investments Purchased with Cash Collateral from Securities Lending - 1.6%
Investment Companies - 1.6%
Janus Henderson Cash Collateral Fund LLC, 5.2936%ºº	361,708∆	-	-	43,558,930
Total Affiliated Investments - 10.2%	$5,982,870	$11,558	$(11,883)	$276,523,029

	Value at 6/30/23	Purchases	Sales Proceeds	Value at 12/31/23
Investment Companies - 8.6%
Money Markets - 8.6%
Janus Henderson Cash Liquidity Fund LLC, 5.3879%ºº	251,620,828	669,092,745	(687,749,149)	232,964,099
Investments Purchased with Cash Collateral from Securities Lending - 1.6%
Investment Companies - 1.6%
Janus Henderson Cash Collateral Fund LLC, 5.2936%ºº	678,968	280,265,356	(237,385,394)	43,558,930

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	19

Janus Henderson Flexible Bond Fund

Schedule of Investments (unaudited)

December 31, 2023

Schedule of Futures

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Long:
10 Year US Treasury Note	385	3/28/24	$43,462,891	$1,359,622
2 Year US Treasury Note	3,091	4/3/24	636,480,366	5,824,193
5 Year US Treasury Note	4,545	4/3/24	494,375,276	10,198,741
US Treasury Long Bond	1,194	3/28/24	149,175,375	10,587,575
Total - Futures Long				27,970,131
Futures Short:
Ultra 10-Year Treasury Note	1,562	3/28/24	(184,340,406)	(6,401,628)
Ultra Long Term US Treasury Bond	152	3/28/24	(20,306,250)	(1,202,758)
Total - Futures Short				(7,604,386)
Total				$20,365,745

The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of December 31, 2023.

Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of December 31, 2023

Interest Rate Contracts
Asset Derivatives:
*Futures contracts	$27,970,131

Liability Derivatives:
*Futures contracts	$ 7,604,386

*The fair value presented includes net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps. In the Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the period ended December 31, 2023.

The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the period ended December 31, 2023

Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative	Interest Rate Contracts
Futures contracts	$(25,932,734)

Amount of Change in Unrealized Appreciation/Depreciation Recognized on Derivatives
Derivative	Interest Rate Contracts
Futures contracts	$ 35,858,870

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

20	DECEMBER 31, 2023

Janus Henderson Flexible Bond Fund

Schedule of Investments (unaudited)

December 31, 2023

Please see the "Net Realized Gain/(Loss) on investments" and "Change in Unrealized Net Appreciation/Depreciation" sections of the Fund’s Statement of Operations.

Average Ending Monthly Value of Derivative Instruments During the Period Ended December 31, 2023

Futures contracts:
Average notional amount of contracts - long	$1,429,359,417
Average notional amount of contracts - short	159,364,388

Offsetting of Financial Assets and Derivative Assets

Gross Amounts
	of Recognized	Offsetting Asset	Collateral
Counterparty	Assets	or Liability(a)	Pledged(b)	Net Amount

JPMorgan Chase Bank, National Association	$52,367,706	$—	$(52,367,706)	$—

(a)

Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	21

Janus Henderson Flexible Bond Fund

Notes to Schedule of Investments and Other Information (unaudited)

Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Aggregate Bond Index is a broad-based measure of the investment grade, US dollar-denominated, fixed-rate taxable bond market.

IBOR	Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
TBA

(To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2023 is $820,319,674, which represents 30.1% of net assets.

‡

Variable or floating rate security. Rate shown is the current rate as of December 31, 2023. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of December 31, 2023.

#	Loaned security; a portion of the security is on loan at December 31, 2023.

µ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.

Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

22	DECEMBER 31, 2023

Janus Henderson Flexible Bond Fund

Notes to Schedule of Investments and Other Information (unaudited)

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2023. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$728,203,725	$-
Corporate Bonds	-	731,594,183	-
Mortgage-Backed Securities	-	838,623,428	-
United States Treasury Notes/Bonds	-	356,602,122	-
Investment Companies	-	232,964,099	-
Investments Purchased with Cash Collateral from Securities Lending	-	54,113,328	-
Total Investments in Securities	$-	$2,942,100,885	$-
Other Financial Instruments(a):
Futures Contracts	27,970,131	-	-
Total Assets	$27,970,131	$2,942,100,885	$-
Liabilities
Other Financial Instruments(a):
Futures Contracts	$7,604,386	$-	$-

(a)

Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Janus Investment Fund	23

Janus Henderson Flexible Bond Fund

Statement of Assets and Liabilities (unaudited)

December 31, 2023

See footnotes at the end of the Statement.

Assets:
Unaffiliated investments, at value (cost $2,682,459,036)(1)	$2,665,577,856
Affiliated investments, at value (cost $276,509,754)	276,523,029
Deposits with brokers for futures	12,930,000
Variation margin receivable on futures contracts	1,004,151
Trustees' deferred compensation	74,479
Receivables:
Interest	18,013,370
Investments sold	5,928,426
Fund shares sold	2,618,349
Dividends from affiliates	923,230
Other assets	294,085
Total Assets	2,983,886,975
Liabilities:
Collateral for securities loaned (Note 3)	54,113,328
Variation margin payable on futures contracts	223,875
Payables:	—
TBA investments purchased	194,799,373
Fund shares repurchased	5,957,354
Investments purchased	4,795,591
Dividends	1,167,875
Advisory fees	791,299
Transfer agent fees and expenses	315,376
Trustees' deferred compensation fees	74,479
12b-1 Distribution and shareholder servicing fees	54,944
Professional fees	40,254
Affiliated fund administration fees payable	5,903
Custodian fees	4,807
Trustees' fees and expenses	3,917
Accrued expenses and other payables	226,945
Total Liabilities	262,575,320
Commitments and contingent liabilities (Note 4)
Net Assets	$2,721,311,655

See Notes to Financial Statements.

24	DECEMBER 31, 2023

Janus Henderson Flexible Bond Fund

Statement of Assets and Liabilities (unaudited)

December 31, 2023

Net Assets Consist of:
Capital (par value and paid-in surplus)	$3,270,541,627
Total distributable earnings (loss)	(549,229,972)
Total Net Assets	$2,721,311,655
Net Assets - Class A Shares	$108,135,390
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	11,438,249
Net Asset Value Per Share(2)	$9.45
Maximum Offering Price Per Share(3)	$9.92
Net Assets - Class C Shares	$23,752,577
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,511,722
Net Asset Value Per Share(2)	$9.46
Net Assets - Class D Shares	$431,027,591
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	45,579,862
Net Asset Value Per Share	$9.46
Net Assets - Class I Shares	$1,335,628,187
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	141,213,730
Net Asset Value Per Share	$9.46
Net Assets - Class N Shares	$476,886,229
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	50,463,532
Net Asset Value Per Share	$9.45
Net Assets - Class R Shares	$16,775,140
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,773,601
Net Asset Value Per Share	$9.46
Net Assets - Class S Shares	$14,743,982
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,558,998
Net Asset Value Per Share	$9.46
Net Assets - Class T Shares	$314,362,559
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	33,248,153
Net Asset Value Per Share	$9.46

(1) Includes $52,367,706 of securities on loan. See Note 3 in Notes to Financial Statements.

(2) Redemption price per share may be reduced for any applicable contingent deferred sales charge.

(3) Maximum offering price is computed at 100/95.25 of net asset value.

See Notes to Financial Statements.

Janus Investment Fund	25

Janus Henderson Flexible Bond Fund

Statement of Operations (unaudited)

For the period ended December 31, 2023

Investment Income:
Interest	$62,512,177
Dividends from affiliates	5,621,162
Affiliated securities lending income, net	361,708
Unaffiliated securities lending income, net	61,893
Other income	318,372
Total Investment Income	68,875,312
Expenses:
Advisory fees	5,684,609
12b-1 Distribution and shareholder servicing fees:
Class A Shares	133,214
Class C Shares	127,190
Class R Shares	40,836
Class S Shares	17,706
Transfer agent administrative fees and expenses:
Class D Shares	244,416
Class R Shares	20,642
Class S Shares	17,702
Class T Shares	397,781
Transfer agent networking and omnibus fees:
Class A Shares	98,387
Class C Shares	9,612
Class I Shares	597,311
Other transfer agent fees and expenses:
Class A Shares	2,643
Class C Shares	505
Class D Shares	37,959
Class I Shares	30,288
Class N Shares	8,610
Class R Shares	238
Class S Shares	152
Class T Shares	1,979
Shareholder reports expense	94,094
Registration fees	93,527
Professional fees	47,173
Affiliated fund administration fees	34,591
Custodian fees	33,976
Trustees’ fees and expenses	28,593
Other expenses	89,914
Total Expenses	7,893,648
Less: Excess Expense Reimbursement and Waivers	(613,567)
Net Expenses	7,280,081
Net Investment Income/(Loss)	61,595,231

See Notes to Financial Statements.

26	DECEMBER 31, 2023

Janus Henderson Flexible Bond Fund

Statement of Operations (unaudited)

For the period ended December 31, 2023

Net Realized Gain/(Loss) on Investments:
Investments	$(78,713,545)
Investments in affiliates	11,558
Futures contracts	(25,932,734)
Total Net Realized Gain/(Loss) on Investments	(104,634,721)
Change in Unrealized Net Appreciation/Depreciation:
Investments and Trustees’ deferred compensation	107,050,341
Investments in affiliates	(11,883)
Futures contracts	35,858,870
Total Change in Unrealized Net Appreciation/Depreciation	142,897,328
Net Increase/(Decrease) in Net Assets Resulting from Operations	$99,857,838

See Notes to Financial Statements.

Janus Investment Fund	27

Janus Henderson Flexible Bond Fund

Statements of Changes in Net Assets

	Period ended December 31, 2023 (unaudited)	Year ended June 30, 2023

Operations:
Net investment income/(loss)	$61,595,231	$100,730,416
Net realized gain/(loss) on investments	(104,634,721)	(243,097,908)
Change in unrealized net appreciation/depreciation	142,897,328	97,008,000
Net Increase/(Decrease) in Net Assets Resulting from Operations	99,857,838	(45,359,492)
Dividends and Distributions to Shareholders:
Class A Shares	(2,300,675)	(3,658,551)
Class C Shares	(461,628)	(869,717)
Class D Shares	(9,390,542)	(15,693,299)
Class I Shares	(32,031,285)	(50,800,690)
Class N Shares	(10,536,163)	(16,123,613)
Class R Shares	(315,791)	(508,784)
Class S Shares	(288,615)	(439,859)
Class T Shares	(6,909,213)	(12,017,415)
Total Dividends and Distributions to Shareholders	(62,233,912)	(100,111,928)
Return of Capital on Dividends and Distributions
Class A Shares	—	(75,544)
Class C Shares	—	(23,801)
Class D Shares	—	(312,644)
Class I Shares	—	(974,821)
Class N Shares	—	(309,806)
Class R Shares	—	(12,473)
Class S Shares	—	(9,845)
Class T Shares	—	(247,782)
Total Return of Capital Dividends and Distributions	—	(1,966,716)
Net Decrease from Dividends and Distributions to Shareholders	(62,233,912)	(102,078,644)
Capital Share Transactions:
Class A Shares	(5,933,946)	4,030,249
Class C Shares	(5,030,558)	(13,764,677)
Class D Shares	(18,093,765)	(31,617,091)
Class I Shares	(170,579,368)	35,370,063
Class N Shares	(12,043,659)	(44,483,585)
Class R Shares	(1,092,970)	(1,560,405)
Class S Shares	1,889	205,450
Class T Shares	(37,876,230)	(16,923,475)
Net Increase/(Decrease) from Capital Share Transactions	(250,648,607)	(68,743,471)
Net Increase/(Decrease) in Net Assets	(213,024,681)	(216,181,607)
Net Assets:
Beginning of period	2,934,336,336	3,150,517,943
End of period	$2,721,311,655	$2,934,336,336

See Notes to Financial Statements.

28	DECEMBER 31, 2023

Janus Henderson Flexible Bond Fund

Financial Highlights

Class A Shares
For a share outstanding during the period ended December 31, 2023 (unaudited) and the year ended June 30	2023	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$9.30	$9.76	$11.16	$11.14	$10.39	$10.03
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.19	0.31	0.17	0.20	0.25	0.28
Net realized and unrealized gain/(loss)	0.16	(0.46)	(1.38)	0.04	0.76	0.37
Total from Investment Operations	0.35	(0.15)	(1.21)	0.24	1.01	0.65
Less Dividends and Distributions:
Dividends (from net investment income)	(0.20)	(0.31)	(0.19)	(0.22)	(0.26)	(0.29)
Return of capital	—	—(2)	—	—	—	—
Total Dividends and Distributions	(0.20)	(0.31)	(0.19)	(0.22)	(0.26)	(0.29)
Net Asset Value, End of Period	$9.45	$9.30	$9.76	$11.16	$11.14	$10.39
Total Return*	3.83%	(1.50)%	(11.00)%	2.19%	9.90%	6.61%
Net Assets, End of Period (in thousands)	$108,135	$112,400	$113,840	$144,886	$118,862	$115,349
Average Net Assets for the Period (in thousands)	$106,622	$112,838	$134,145	$145,458	$114,334	$137,456
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.88%	0.89%	0.85%	0.86%	0.92%	1.01%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.71%	0.71%	0.76%	0.86%	0.88%	0.91%
Ratio of Net Investment Income/(Loss)	4.25%	3.26%	1.59%	1.74%	2.30%	2.78%
Portfolio Turnover Rate(3)	84%	195%	158%	132%	175%	219%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Less than $0.005 on a per share basis.

(3) Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

See Notes to Financial Statements.

Janus Investment Fund	29

Janus Henderson Flexible Bond Fund

Financial Highlights

Class C Shares
For a share outstanding during the period ended December 31, 2023 (unaudited) and the year ended June 30	2023	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$9.30	$9.76	$11.16	$11.14	$10.39	$10.03
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.16	0.24	0.09	0.13	0.18	0.22
Net realized and unrealized gain/(loss)	0.16	(0.46)	(1.38)	0.05	0.77	0.37
Total from Investment Operations	0.32	(0.22)	(1.29)	0.18	0.95	0.59
Less Dividends and Distributions:
Dividends (from net investment income)	(0.16)	(0.24)	(0.11)	(0.16)	(0.20)	(0.23)
Return of capital	—	—(2)	—	—	—	—
Total Dividends and Distributions	(0.16)	(0.24)	(0.11)	(0.16)	(0.20)	(0.23)
Net Asset Value, End of Period	$9.46	$9.30	$9.76	$11.16	$11.14	$10.39
Total Return*	3.55%	(2.21)%	(11.62)%	1.60%	9.23%	5.97%
Net Assets, End of Period (in thousands)	$23,753	$28,509	$44,112	$74,867	$122,908	$135,639
Average Net Assets for the Period (in thousands)	$25,884	$35,550	$61,758	$97,560	$123,202	$155,770
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.50%	1.51%	1.49%	1.44%	1.50%	1.52%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.43%	1.43%	1.45%	1.44%	1.50%	1.52%
Ratio of Net Investment Income/(Loss)	3.50%	2.47%	0.88%	1.17%	1.67%	2.17%
Portfolio Turnover Rate(3)	84%	195%	158%	132%	175%	219%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Less than $0.005 on a per share basis.

(3) Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

See Notes to Financial Statements.

30	DECEMBER 31, 2023

Janus Henderson Flexible Bond Fund

Financial Highlights

Class D Shares
For a share outstanding during the period ended December 31, 2023 (unaudited) and the year ended June 30	2023	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$9.30	$9.76	$11.16	$11.14	$10.39	$10.03
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.20	0.32	0.19	0.23	0.28	0.31
Net realized and unrealized gain/(loss)	0.16	(0.45)	(1.38)	0.05	0.77	0.37
Total from Investment Operations	0.36	(0.13)	(1.19)	0.28	1.05	0.68
Less Dividends and Distributions:
Dividends (from net investment income)	(0.20)	(0.33)	(0.21)	(0.26)	(0.30)	(0.32)
Return of capital	—	—(2)	—	—	—	—
Total Dividends and Distributions	(0.20)	(0.33)	(0.21)	(0.26)	(0.30)	(0.32)
Net Asset Value, End of Period	$9.46	$9.30	$9.76	$11.16	$11.14	$10.39
Total Return*	4.01%	(1.37)%	(10.83)%	2.49%	10.22%	6.93%
Net Assets, End of Period (in thousands)	$431,028	$442,271	$496,739	$639,286	$641,920	$547,759
Average Net Assets for the Period (in thousands)	$421,664	$466,985	$583,882	$664,448	$576,119	$538,993
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.58%	0.59%	0.57%	0.57%	0.59%	0.61%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.57%	0.57%	0.57%	0.57%	0.59%	0.61%
Ratio of Net Investment Income/(Loss)	4.38%	3.38%	1.78%	2.03%	2.58%	3.09%
Portfolio Turnover Rate(3)	84%	195%	158%	132%	175%	219%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Less than $0.005 on a per share basis.

(3) Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

See Notes to Financial Statements.

Janus Investment Fund	31

Janus Henderson Flexible Bond Fund

Financial Highlights

Class I Shares
For a share outstanding during the period ended December 31, 2023 (unaudited) and the year ended June 30	2023	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$9.30	$9.76	$11.16	$11.14	$10.39	$10.03
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.21	0.33	0.20	0.24	0.28	0.32
Net realized and unrealized gain/(loss)	0.16	(0.45)	(1.38)	0.04	0.77	0.37
Total from Investment Operations	0.37	(0.12)	(1.18)	0.28	1.05	0.69
Less Dividends and Distributions:
Dividends (from net investment income)	(0.21)	(0.34)	(0.22)	(0.26)	(0.30)	(0.33)
Return of capital	—	—(2)	—	—	—	—
Total Dividends and Distributions	(0.21)	(0.34)	(0.22)	(0.26)	(0.30)	(0.33)
Net Asset Value, End of Period	$9.46	$9.30	$9.76	$11.16	$11.14	$10.39
Total Return*	4.06%	(1.25)%	(10.75)%	2.56%	10.31%	7.02%
Net Assets, End of Period (in thousands)	$1,335,628	$1,489,875	$1,527,891	$1,967,268	$1,746,376	$2,007,132
Average Net Assets for the Period (in thousands)	$1,405,834	$1,456,058	$1,864,618	$1,866,732	$1,806,163	$3,245,500
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.52%	0.53%	0.51%	0.50%	0.51%	0.52%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.46%	0.46%	0.47%	0.50%	0.51%	0.52%
Ratio of Net Investment Income/(Loss)	4.49%	3.51%	1.87%	2.10%	2.67%	3.17%
Portfolio Turnover Rate(3)	84%	195%	158%	132%	175%	219%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Less than $0.005 on a per share basis.

(3) Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

See Notes to Financial Statements.

32	DECEMBER 31, 2023

Janus Henderson Flexible Bond Fund

Financial Highlights

Class N Shares
For a share outstanding during the period ended December 31, 2023 (unaudited) and the year ended June 30	2023	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$9.29	$9.76	$11.15	$11.14	$10.38	$10.02
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.21	0.33	0.21	0.24	0.29	0.33
Net realized and unrealized gain/(loss)	0.16	(0.46)	(1.38)	0.04	0.78	0.37
Total from Investment Operations	0.37	(0.13)	(1.17)	0.28	1.07	0.70
Less Dividends and Distributions:
Dividends (from net investment income)	(0.21)	(0.34)	(0.22)	(0.27)	(0.31)	(0.34)
Return of capital	—	—(2)	—	—	—	—
Total Dividends and Distributions	(0.21)	(0.34)	(0.22)	(0.27)	(0.31)	(0.34)
Net Asset Value, End of Period	$9.45	$9.29	$9.76	$11.15	$11.14	$10.38
Total Return*	4.07%	(1.35)%	(10.63)%	2.54%	10.49%	7.10%
Net Assets, End of Period (in thousands)	$476,886	$481,188	$549,639	$487,997	$539,154	$680,664
Average Net Assets for the Period (in thousands)	$459,615	$462,747	$485,064	$509,158	$662,412	$1,190,558
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.44%	0.45%	0.43%	0.43%	0.44%	0.45%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.44%	0.45%	0.43%	0.43%	0.44%	0.45%
Ratio of Net Investment Income/(Loss)	4.51%	3.51%	1.94%	2.18%	2.74%	3.25%
Portfolio Turnover Rate(3)	84%	195%	158%	132%	175%	219%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Less than $0.005 on a per share basis.

(3) Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

See Notes to Financial Statements.

Janus Investment Fund	33

Janus Henderson Flexible Bond Fund

Financial Highlights

Class R Shares
For a share outstanding during the period ended December 31, 2023 (unaudited) and the year ended June 30	2023	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$9.30	$9.76	$11.16	$11.15	$10.39	$10.03
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.17	0.26	0.12	0.16	0.21	0.25
Net realized and unrealized gain/(loss)	0.16	(0.45)	(1.38)	0.04	0.78	0.37
Total from Investment Operations	0.33	(0.19)	(1.26)	0.20	0.99	0.62
Less Dividends and Distributions:
Dividends (from net investment income)	(0.17)	(0.27)	(0.14)	(0.19)	(0.23)	(0.26)
Return of capital	—	—(2)	—	—	—	—
Total Dividends and Distributions	(0.17)	(0.27)	(0.14)	(0.19)	(0.23)	(0.26)
Net Asset Value, End of Period	$9.46	$9.30	$9.76	$11.16	$11.15	$10.39
Total Return*	3.68%	(1.98)%	(11.38)%	1.80%	9.65%	6.30%
Net Assets, End of Period (in thousands)	$16,775	$17,622	$20,102	$25,664	$24,453	$27,580
Average Net Assets for the Period (in thousands)	$16,534	$18,630	$24,638	$26,042	$25,769	$31,616
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.20%	1.21%	1.18%	1.16%	1.20%	1.21%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.19%	1.20%	1.18%	1.16%	1.20%	1.21%
Ratio of Net Investment Income/(Loss)	3.75%	2.75%	1.16%	1.45%	1.98%	2.49%
Portfolio Turnover Rate(3)	84%	195%	158%	132%	175%	219%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Less than $0.005 on a per share basis.

(3) Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

See Notes to Financial Statements.

34	DECEMBER 31, 2023

Janus Henderson Flexible Bond Fund

Financial Highlights

Class S Shares
For a share outstanding during the period ended December 31, 2023 (unaudited) and the year ended June 30	2023	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$9.30	$9.76	$11.16	$11.14	$10.39	$10.03
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.18	0.29	0.15	0.19	0.24	0.27
Net realized and unrealized gain/(loss)	0.17	(0.46)	(1.38)	0.04	0.77	0.37
Total from Investment Operations	0.35	(0.17)	(1.23)	0.23	1.01	0.64
Less Dividends and Distributions:
Dividends (from net investment income)	(0.19)	(0.29)	(0.17)	(0.21)	(0.26)	(0.28)
Return of capital	—	—(2)	—	—	—	—
Total Dividends and Distributions	(0.19)	(0.29)	(0.17)	(0.21)	(0.26)	(0.28)
Net Asset Value, End of Period	$9.46	$9.30	$9.76	$11.16	$11.14	$10.39
Total Return*	3.81%	(1.74)%	(11.17)%	2.11%	9.83%	6.56%
Net Assets, End of Period (in thousands)	$14,744	$14,489	$15,002	$19,114	$18,630	$28,020
Average Net Assets for the Period (in thousands)	$14,156	$14,706	$17,308	$19,517	$23,253	$30,601
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.96%	0.97%	0.95%	0.94%	0.95%	0.96%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.95%	0.95%	0.94%	0.94%	0.95%	0.96%
Ratio of Net Investment Income/(Loss)	4.01%	3.01%	1.41%	1.66%	2.24%	2.73%
Portfolio Turnover Rate(3)	84%	195%	158%	132%	175%	219%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Less than $0.005 on a per share basis.

(3) Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

See Notes to Financial Statements.

Janus Investment Fund	35

Janus Henderson Flexible Bond Fund

Financial Highlights

Class T Shares
For a share outstanding during the period ended December 31, 2023 (unaudited) and the year ended June 30	2023	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$9.30	$9.76	$11.16	$11.14	$10.39	$10.03
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.20	0.31	0.18	0.22	0.27	0.30
Net realized and unrealized gain/(loss)	0.16	(0.45)	(1.38)	0.04	0.77	0.37
Total from Investment Operations	0.36	(0.14)	(1.20)	0.26	1.04	0.67
Less Dividends and Distributions:
Dividends (from net investment income)	(0.20)	(0.32)	(0.20)	(0.24)	(0.29)	(0.31)
Return of capital	—	—(2)	—	—	—	—
Total Dividends and Distributions	(0.20)	(0.32)	(0.20)	(0.24)	(0.29)	(0.31)
Net Asset Value, End of Period	$9.46	$9.30	$9.76	$11.16	$11.14	$10.39
Total Return*	3.95%	(1.48)%	(10.93)%	2.39%	10.12%	6.84%
Net Assets, End of Period (in thousands)	$314,363	$347,983	$383,193	$547,371	$597,879	$641,190
Average Net Assets for the Period (in thousands)	$318,906	$370,104	$477,073	$590,025	$605,817	$736,901
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.69%	0.70%	0.68%	0.68%	0.69%	0.70%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.68%	0.69%	0.67%	0.67%	0.68%	0.69%
Ratio of Net Investment Income/(Loss)	4.26%	3.27%	1.67%	1.94%	2.49%	3.00%
Portfolio Turnover Rate(3)	84%	195%	158%	132%	175%	219%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Less than $0.005 on a per share basis.

(3) Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

See Notes to Financial Statements.

36	DECEMBER 31, 2023

Janus Henderson Flexible Bond Fund

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Janus Henderson Flexible Bond Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 38 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks to obtain maximum total return, consistent with preservation of capital. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.

The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.

Shareholders, including other funds, individuals, accounts, as well as the Fund’s portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US GAAP")).

Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.

Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.

Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.

The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.

Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.

Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. Class I Shares are also available to certain direct institutional investors including, but not limited to, corporations, certain retirement plans, public plans, and foundations/endowments, who established Class I Share accounts before August 4, 2017.

Class N Shares are generally available only to financial intermediaries purchasing on behalf of: 1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to,

Janus Investment Fund	37

Janus Henderson Flexible Bond Fund

Notes to Financial Statements (unaudited)

corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.

Class R Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms.

Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.

Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.

The following accounting policies have been followed by the Fund and are in conformity with US GAAP.

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

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Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2023 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on the accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

Expenses

The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.

Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

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Notes to Financial Statements (unaudited)

Dividends and Distributions

Dividends are declared daily and distributed monthly for the Fund. Realized capital gains, if any, are declared and distributed in December. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.

The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

2. Derivative Instruments

The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on futures contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the period ended December 31, 2023 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.

The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.

In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

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Notes to Financial Statements (unaudited)

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.

• Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser’s ability to establish and maintain appropriate systems and trading.

Futures Contracts

A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Fund may enter into futures contracts to gain exposure to the stock market or other markets pending investment of cash balances or to meet liquidity needs. The Fund is subject to interest rate risk, equity risk, and currency risk in the normal course of pursuing its investment objective through its investments in futures contracts. The Fund may also use such derivative instruments to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Futures contracts are valued at the settlement price on valuation date on the exchange as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the Actual Settlement Price or “ASET” price type as reported by an approved vendor. In the event that foreign futures trade when the foreign equity markets are closed, the last foreign futures trade price shall be used.

Futures contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities (if applicable). The change in unrealized net appreciation/depreciation is reported on the Statement of Operations (if applicable). When a contract is closed, a realized gain or loss is reported on

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Notes to Financial Statements (unaudited)

the Statement of Operations (if applicable), equal to the difference between the opening and closing value of the contract.

Securities held by the Fund that are designated as collateral for market value on futures contracts are noted on the Schedule of Investments (if applicable). Such collateral is in the possession of the Fund’s futures commission merchant.

With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

During the period, the Fund purchased interest rate futures to increase exposure to interest rate risk.

During the period, the Fund sold interest rate futures to decrease exposure to interest rate risk.

3. Other Investments and Strategies

Market Risk

The Fund may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes, or adverse developments specific to the issuer.

The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.

• COVID-19 Pandemic. The effects of COVID-19 have contributed to increased volatility in global financial markets and have affected and may continue to affect certain countries, regions, issuers, industries and market sectors more dramatically than others. These conditions and events could have a significant impact on the Fund and its investments, the Fund’s ability to meet redemption requests, and the processes and operations of the Fund’s service providers, including the Adviser.

• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.

Mortgage- and Asset-Backed Securities

Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer and commercial loans or receivables. The Fund may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government. Fannie Mae and Freddie Mac securities are not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.

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Notes to Financial Statements (unaudited)

The Fund may also purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact your return. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Mortgage- and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates. These risks may reduce the Fund’s returns. In addition, investments in mortgage- and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, extension risk (if interest rates rise), and liquidity risk than various other types of fixed-income securities. Additionally, although mortgage-backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.

Sovereign Debt

The Fund may invest in U.S. and non-U.S. government debt securities (“sovereign debt”). Some investments in sovereign debt, such as U.S. sovereign debt, are considered low risk. However, investments in sovereign debt, especially the debt of less developed countries, can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. The Fund may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities, which may adversely affect the Fund’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent the Fund invests in non-U.S. sovereign debt, it may be subject to currency risk.

TBA Commitments

The Fund may enter into “to be announced” or “TBA” commitments. TBAs are forward agreements for the purchase or sale of securities, including mortgage-backed securities, for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate, and mortgage terms. Although TBA securities must meet industry-accepted “good delivery” standards, there can be no assurance that a security purchased on forward commitment basis will ultimately be issued or delivered by the counterparty. During the settlement period, the Fund will still bear the risk of any decline in the value of the security to be delivered. Because TBA commitments do not require the delivery of a specific security, the characteristics of the security delivered to the Fund may be less favorable than expected. If the counterparty to a transaction fails to deliver the security, the Fund could suffer a loss. Cash collateral that has been pledged to cover the obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as Collateral for To Be Announced Transactions.

When-Issued, Delayed Delivery and Forward Commitment Transactions

The Fund may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund’s other investments. If the other party to a transaction fails to deliver the securities, the Fund could miss a favorable price or yield opportunity. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases are outstanding, the purchases may result in a form of leverage. If the Fund remains substantially fully invested at a time

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Notes to Financial Statements (unaudited)

when when-issued, delayed delivery, or forward commitment purchases (including TBA commitments) are outstanding, the purchases may result in a form of leverage.

When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to pay for the securities, the Fund could suffer a loss. Additionally, when selling a security on a when-issued, delayed delivery, or forward commitment basis without owning the security, the Fund will incur a loss if the security’s price appreciates in value such that the security’s price is above the agreed upon price on the settlement date. The Fund may dispose of or renegotiate a transaction after it is entered into, and may purchase or sell when-issued, delayed delivery or forward commitment securities before the settlement date, which may result in a gain or loss.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.

Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05%

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Notes to Financial Statements (unaudited)

for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).

Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of December 31, 2023, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $52,367,706. Gross amounts of recognized liabilities for securities lending (collateral received) as of December 31, 2023 is $54,113,328, resulting in the net amount due to the counterparty of $1,745,622.

Offsetting Assets and Liabilities

The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.

The Offsetting Assets and Liabilities table located in the Schedule of Investments presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the Fund's Schedule of Investments.

4. Investment Advisory Agreements and Other Transactions with Affiliates

The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The following table reflects the Fund’s contractual investment advisory fee rate (expressed as an annual rate).

Average Daily Net Assets of the Fund	Contractual Investment Advisory Fee (%)
First $300 Million	0.50
Over $300 Million	0.40

The Fund’s actual investment advisory fee rate for the reporting period was 0.41% of average annual net assets before any applicable waivers.

The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (but excluding out-of-pocket costs), brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate of 0.45%. The Adviser has agreed to continue the waivers for at least a one-year period commencing on October 27, 2023. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.

The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are

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Janus Henderson Flexible Bond Fund

Notes to Financial Statements (unaudited)

separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser (or any subadvisor, as applicable) provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $226,421 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended December 31, 2023. The Fund's portion is reported as part of “Other expenses” on the Statement of Operations.

Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.

Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion – $49.9 billion	0.10%
Over $49.9 billion	0.08%

During the reporting period, the administrative services fee rate was 0.12%.

The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class R Shares, Class S Shares, and Class T Shares for providing or procuring administrative services to investors in Class R Shares, Class S Shares, and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class R Shares, Class S Shares, and Class T Shares.

Shareholder Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.

Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.

The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share

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Janus Henderson Flexible Bond Fund

Notes to Financial Statements (unaudited)

class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, up to 0.50% for Class R Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.

Class A Shares include a 4.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the period ended December 31, 2023, the Distributor retained upfront sales charges of $399.

A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to the Distributor during the period ended December 31, 2023.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended December 31, 2023, redeeming shareholders of Class C Shares paid CDSCs of $1,289.

The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of December 31, 2023 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended December 31, 2023 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $196,900 were paid by the Trust to the Trustees under the Deferred Plan during the period ended December 31, 2023.

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). The Sweep Vehicle is permitted to impose a liquidity fee (of up to 2%) on redemptions from the Sweep Vehicle or a redemption gate that temporarily suspends redemptions from the Sweep Vehicle for up to 10 business days during a 90 day period. There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended December 31, 2023 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

Janus Investment Fund	47

Janus Henderson Flexible Bond Fund

Notes to Financial Statements (unaudited)

5. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Accumulated capital losses noted below represent net capital loss carryovers, as of June 30, 2023, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.

Capital Loss Carryover Schedule
For the year ended June 30, 2023
No Expiration
Short-Term	Long-Term	Accumulated Capital Losses
$(309,975,667)	$(157,069,416)	$ (467,045,083)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2023 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 2,954,332,102	$ 53,571,622	$(65,802,839)	$ (12,231,217)

Information on the tax components of derivatives as of December 31, 2023 is as follows:

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ -	$27,970,131	$ (7,604,386)	$ 20,365,745

Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.

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Janus Henderson Flexible Bond Fund

Notes to Financial Statements (unaudited)

6. Capital Share Transactions

	Period ended December 31, 2023		Year ended June 30, 2023
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	1,014,005	$ 9,216,119	3,639,114	$ 34,392,871
Reinvested dividends and distributions	180,539	1,642,856	283,598	2,676,284
Shares repurchased	(1,847,520)	(16,792,921)	(3,497,255)	(33,038,906)
Net Increase/(Decrease)	(652,976)	$ (5,933,946)	425,457	$ 4,030,249
Class C Shares:
Shares sold	143,372	$ 1,309,058	628,916	$ 5,915,263
Reinvested dividends and distributions	48,084	437,538	88,943	839,879
Shares repurchased	(745,454)	(6,777,154)	(2,171,740)	(20,519,819)
Net Increase/(Decrease)	(553,998)	$ (5,030,558)	(1,453,881)	$ (13,764,677)
Class D Shares:
Shares sold	1,237,991	$ 11,223,983	1,931,504	$ 18,330,177
Reinvested dividends and distributions	960,167	8,740,046	1,585,804	14,975,373
Shares repurchased	(4,180,862)	(38,057,794)	(6,843,426)	(64,922,641)
Net Increase/(Decrease)	(1,982,704)	$ (18,093,765)	(3,326,118)	$ (31,617,091)
Class I Shares:
Shares sold	19,240,424	$ 175,733,231	61,228,049	$580,131,750
Reinvested dividends and distributions	3,042,577	27,699,340	4,664,635	44,044,317
Shares repurchased	(41,267,131)	(374,011,939)	(62,200,366)	(588,806,004)
Net Increase/(Decrease)	(18,984,130)	$(170,579,368)	3,692,318	$ 35,370,063
Class N Shares:
Shares sold	4,132,100	$ 37,511,151	13,258,201	$125,587,876
Reinvested dividends and distributions	1,020,531	9,285,421	1,522,259	14,371,001
Shares repurchased	(6,471,705)	(58,840,231)	(19,330,656)	(184,442,462)
Net Increase/(Decrease)	(1,319,074)	$ (12,043,659)	(4,550,196)	$ (44,483,585)
Class R Shares:
Shares sold	125,146	$ 1,135,490	236,065	$ 2,246,676
Reinvested dividends and distributions	34,221	311,611	54,563	515,067
Shares repurchased	(280,487)	(2,540,071)	(455,039)	(4,322,148)
Net Increase/(Decrease)	(121,120)	$ (1,092,970)	(164,411)	$ (1,560,405)
Class S Shares:
Shares sold	163,430	$ 1,490,220	379,086	$ 3,601,384
Reinvested dividends and distributions	31,649	288,239	47,513	448,580
Shares repurchased	(194,120)	(1,776,570)	(405,291)	(3,844,514)
Net Increase/(Decrease)	959	$ 1,889	21,308	$ 205,450
Class T Shares:
Shares sold	1,252,082	$ 11,435,089	5,938,312	$ 56,606,163
Reinvested dividends and distributions	748,185	6,807,769	1,282,679	12,109,110
Shares repurchased	(6,180,586)	(56,119,088)	(9,057,167)	(85,638,748)
Net Increase/(Decrease)	(4,180,319)	$ (37,876,230)	(1,836,176)	$ (16,923,475)

7. Purchases and Sales of Investment Securities

For the period ended December 31, 2023, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$734,673,493	$662,595,917	$ 1,414,251,514	$ 1,710,454,841

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Janus Henderson Flexible Bond Fund

Notes to Financial Statements (unaudited)

8. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2023 and through the date of issuance of the Fund’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

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Janus Henderson Flexible Bond Fund

Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093; (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov. Additionally, information regarding the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is also available, free of charge, through janushenderson.com/proxyvoting and from the SEC’s website at http://www.sec.gov.

Full Holdings

The Fund files its complete portfolio holdings (schedule of investments) with the SEC as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to shareholders. The Fund’s Form N-PORT filings and annual and semiannual reports: (i) are available on the SEC’s website at http://www.sec.gov; and (ii) are available without charge, upon request, by calling a Janus Henderson representative at 1-877-335-2687 (toll free) (or 1-800-525-3713 if you hold Class D shares). Portfolio holdings consisting of at least the names of the holdings are generally available on a monthly basis with a 30-day lag under Full Holdings for the Fund at janushenderson.com/info (or janushenderson.com/reports if you hold Class D Shares).

APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD

The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.

In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.

At meetings held on November 3, 2023 and December 14-15, 2023, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2024 through February 1, 2025, subject to earlier termination as provided for in each agreement.

In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.

Nature, Extent and Quality of Services

The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of the Adviser, particularly noting those employees who provide investment and risk management

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Janus Henderson Flexible Bond Fund

Additional Information (unaudited)

services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.

In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.

The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.

Performance of the Funds

The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2023, approximately 44% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2023, approximately 50% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average 2023 performance has been reasonable, noting that: (i) for the 12 months ended September 30, 2023, approximately 43% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; (ii) for the 36 months ended September 30, 2023, approximately 45% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; and (iii) for the 5- and 10-year periods ended September 30, 2023, approximately 63% and 66% of the Janus Henderson Funds were in the top two quartiles of performance, respectively, as reported by Morningstar.

The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

· For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12

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Janus Henderson Flexible Bond Fund

Additional Information (unaudited)

months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

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Janus Henderson Flexible Bond Fund

Additional Information (unaudited)

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

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U.S. Equity Funds

• For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend is improving.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the evaluated performance period ended June 30, 2023. The Trustees noted that the 12- and 36-month end performance periods ended June 30, 2023 were not yet available.

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Additional Information (unaudited)

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.

Costs of Services Provided

The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 6% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.

For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, changes in portfolio management, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.

The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.

The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that the Adviser noted that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant referenced its past analyses from 2022, which found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to funds subadvised by the Adviser and to the fees the Adviser charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 9 of 11 Janus Henderson Funds had lower management fees than similar funds subadvised by the Adviser. As part of their review of the 2022 independent consultant findings, the Trustees noted that for the two Janus Henderson Funds that did not have lower management fees than similar funds subadvised by the Adviser, management fees for each were under the average of its 15(c) peer group.

The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2022 (except for Janus Henderson U.S. Dividend Income Fund, for which the period end was March 31, 2023) and noted the following with

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Additional Information (unaudited)

regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Developed World Bond Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

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Additional Information (unaudited)

• For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

U.S. Equity Funds

• For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were

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Additional Information (unaudited)

reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.

Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized

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Additional Information (unaudited)

by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that the Adviser reported no changes to its allocation methodology for the 2023 15(c) process; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.

The Trustees concluded that the management fees payable by each Janus Henderson Fund to the Adviser were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.

Economies of Scale

The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2023 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 28% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 41% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the Janus Henderson Fund is small/midsized and higher fees when the Janus Henderson Fund grows in assets.

With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2023 report that (1) 70% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.

The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.

Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.

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Additional Information (unaudited)

Other Benefits to the Adviser

The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.

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Useful Information About Your Fund Report (unaudited)

Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in the Fund with one or more widely used market indices. When comparing the performance of the Fund with an index, keep in mind that market indices are not available for investment and do not reflect deduction of expenses.

Average annual total returns are quoted for a Fund with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Cumulative total returns are quoted for a Fund with less than one year of performance history. Cumulative total return is the growth or decline in value of an investment over time, independent of the period of time involved. Cumulative total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Fund’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of the Adviser and reflects the Fund’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Fund’s Schedule of Investments. This schedule reports the types of securities held in the Fund on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Fund invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Fund exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. A company may be allocated to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities, or the country where a majority of the company’s revenues are derived. The Fund’s Schedule of Investments relies upon the industry group and country classifications published by Bloomberg and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Fund’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Fund on the last day of the reporting period.

The Fund’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Fund shares sold to investors but not yet settled. The Fund’s liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Fund’s net assets. Because the Fund must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Fund’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

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Useful Information About Your Fund Report (unaudited)

Statement of Operations

This statement details the Fund’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Fund holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Fund.

The next section reports the expenses incurred by the Fund, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Fund will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Fund during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Fund holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets

These statements report the increase or decrease in the Fund’s net assets during the reporting period. Changes in the Fund’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Fund’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Fund’s investment operations. The Fund’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Fund to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Fund’s net assets will not be affected.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Fund through purchases or withdrawals via redemptions. The Fund’s net assets will increase and decrease in value as investors purchase and redeem shares from the Fund.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Fund’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the total return for the period. The total return may include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. As a result, the total return may differ from the total return reflected for individual shareholder transactions. Also included are ratios of expenses and net investment income to average net assets.

The Fund’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Fund during the reporting period. Do not confuse this ratio with the Fund’s yield. The net investment income ratio is not a true measure of the Fund’s yield because it does not take into account the dividends distributed to the Fund’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Fund. Portfolio turnover is affected by market conditions, changes in the asset size of the Fund, fluctuating volume of shareholder purchase and redemption orders, the nature of the Fund’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the

Janus Investment Fund	63

Janus Henderson Flexible Bond Fund

Useful Information About Your Fund Report (unaudited)

portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

64	DECEMBER 31, 2023

Janus Henderson Flexible Bond Fund

Notes

NotesPage1

Janus Investment Fund	65

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc Mutual funds distributed by Janus Henderson Distributors US LLC
125-24-93019 02-24

SEMIANNUAL REPORT December 31, 2023

Janus Henderson Global Allocation Fund – Conservative

Janus Investment Fund

HIGHLIGHTS • Investment strategy behind your fund • Fund performance, characteristics and holdings

Janus Henderson Global Allocation Fund - Conservative

Ashwin Alankar portfolio manager

Important Notice – Tailored Shareholder Reports

Effective January 24, 2023, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments that require mutual funds and exchange-traded funds to provide shareholders with streamlined annual and semi-annual shareholder reports that highlight key information. Other information, including financial statements, that currently appears in shareholder reports will be made available online, delivered free of charge to shareholders upon request, and filed with the SEC. The first tailored shareholder report for the Fund will be for the reporting period ending June 30, 2024. Currently, management is evaluating the impact of the rule and form amendments on the content of the Fund’s current shareholder reports.

Janus Henderson Global Allocation Fund - Conservative (unaudited)

Fund At A Glance

December 31, 2023

Holdings - (% of Net Assets)
Janus Henderson Global Bond Fund - Class N Shares	36.4%
Janus Henderson Flexible Bond Fund - Class N Shares	11.9
Janus Henderson Adaptive Global Allocation Fund - Class N Shares	5.5
Janus Henderson Adaptive Risk Managed U.S. Equity Fund - Class N Shares	3.7
Janus Henderson Overseas Fund - Class N Shares	3.7
Janus Henderson Growth and Income Fund - Class N Shares	3.4
Janus Henderson Emerging Markets Fund - Class N Shares	3.0
Janus Henderson AAA CLO	2.9
Janus Henderson Global Equity Income Fund - Class N Shares	2.8
Janus Henderson Forty Fund - Class N Shares	2.5
Janus Henderson Small-Mid Cap Value Fund - Class N Shares	2.3
Janus Henderson Contrarian Fund - Class N Shares	2.3
Janus Henderson Enterprise Fund - Class N Shares	2.3
Janus Henderson U.S. Dividend Income Fund - Class N Shares	2.2
Janus Henderson Global Select Fund - Class N Shares	2.1
Janus Henderson European Focus Fund - Class N Shares	1.8
Janus Henderson Global Research Fund - Class N Shares	1.8
Janus Henderson Triton Fund - Class N Shares	1.6
Janus Henderson Short Duration Flexible Bond Fund - Class N Shares	1.5
Janus Henderson Global Real Estate Fund - Class N Shares	1.4
Janus Henderson Multi-Sector Income Fund - Class N Shares	1.4
Janus Henderson Asia Equity Fund - Class N Shares	1.3
Janus Henderson High-Yield Fund - Class N Shares	1.2
Janus Henderson Cash Liquidity Fund LLC	1.0

Asset Allocation - (% of Net Assets)
Fixed Income Funds	52.4%
Equity Funds	43.7%
Exchange-Traded Funds (ETFs)	2.9%
Money Markets	1.0%
Other	(0.0)%
100.0%

Janus Investment Fund	1

Janus Henderson Global Allocation Fund - Conservative (unaudited)

Performance

See important disclosures on the next page.

Average Annual Total Return - for the periods ended December 31, 2023						Prospectus Expense Ratios
	Fiscal Year-to-Date	One Year	Five Year	Ten Year	Since Inception*	Total Annual Fund Operating Expenses‡	Net Annual Fund Operating Expenses‡
Class A Shares at NAV	4.49%	9.36%	3.70%	2.86%	4.69%	1.15%	1.12%
Class A Shares at MOP	-1.54%	3.05%	2.49%	2.25%	4.35%
Class C Shares at NAV	4.06%	8.62%	2.99%	2.22%	3.99%	1.91%	1.88%
Class C Shares at CDSC	3.06%	7.62%	2.99%	2.22%	3.99%
Class D Shares	4.58%	9.53%	3.91%	3.07%	4.91%	0.95%	0.91%
Class I Shares	4.63%	9.69%	3.97%	3.13%	4.96%	0.92%	0.90%
Class S Shares	4.41%	9.28%	3.52%	2.69%	4.49%	1.33%	1.30%
Class T Shares	4.55%	9.51%	3.83%	3.00%	4.85%	1.06%	1.03%
Bloomberg Global Aggregate Bond Index	4.22%	5.72%	-0.32%	0.38%	2.42%
Global Conservative Allocation Index	5.47%	12.13%	4.60%	3.54%	4.48%
Morningstar Quartile - Class T Shares	-	3rd	4th	4th	3rd
Morningstar Ranking - based on total returns for World Allocation Funds	-	255/391	354/384	271/330	140/207

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.668.0434 (or 800.525.3713 if you hold shares directly with Janus Henderson) or visit janushenderson.com/performance (or janushenderson.com/allfunds if you hold shares directly with Janus Henderson).

Maximum Offering Price (MOP) returns include the maximum sales charge of 5.75%. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

CDSC returns include a 1% contingent deferred sales charge (CDSC) on Shares redeemed within 12 months of purchase. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

2	DECEMBER 31, 2023

Janus Henderson Global Allocation Fund - Conservative (unaudited)

Performance

Performance may be affected by risks that include those associated with foreign and emerging markets, fixed income securities, high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), Environmental, Social and Governance (ESG) factors, non-diversification, portfolio turnover, derivatives, short sales, initial public offerings (IPOs) and potential conflicts of interest. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.

Performance of the Global Allocation Funds depends on that of the underlying funds. They are subject to the volatility of the financial markets. Because Janus Henderson Investors US LLC is the adviser to the Fund and to the underlying affiliated funds held within the Fund, it is subject to certain potential conflicts of interest.

Returns include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

Class A Shares, Class C Shares, Class I Shares, and Class S Shares commenced operations on July 6, 2009. Performance shown for each class for periods prior to July 6, 2009, reflects the performance of the Fund’s Class J Shares, the initial share class (renamed Class T Shares effective February 16, 2010), calculated using the fees and expenses of each respective share class, without the effect of any fee and expense limitations or waivers.

Class D Shares commenced operations on February 16, 2010. Performance shown for periods prior to February 16, 2010, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses in effect during the periods shown, net of any applicable fee and expense limitations or waivers.

If each share class of the Fund had been available during periods prior to its commencement, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of each share class reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers. Please refer to the Fund’s prospectuses for further details concerning historical performance.

Ranking is for the share class shown only; other classes may have different performance characteristics. When an expense waiver is in effect, it may have a material effect on the total return, and therefore the ranking for the period.

© 2023 Morningstar, Inc. All Rights Reserved.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged.

See “Useful Information About Your Fund Report.”

*The Fund’s inception date – December 30, 2005

‡ As stated in the prospectus. Net expense ratios reflect the expense waiver, if any, contractually agreed to for at least a one-year period commencing on October 27, 2023. This contractual waiver may be terminated or modified only at the discretion of the Board of Trustees. See Financial Highlights for actual expense ratios during the reporting period.

Janus Investment Fund	3

Janus Henderson Global Allocation Fund - Conservative (unaudited)

Expense Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges (loads) on purchase payments (applicable to Class A Shares only); and (2) ongoing costs, including management fees; 12b-1 distribution and shareholder servicing fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in any share class or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. These fees are fully described in the Fund’s prospectuses. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (7/1/23)	Ending Account Value (12/31/23)	Expenses Paid During Period (7/1/23 - 12/31/23)†	Beginning Account Value (7/1/23)	Ending Account Value (12/31/23)	Expenses Paid During Period (7/1/23 - 12/31/23)†	Net Annualized Expense Ratio (7/1/23 - 12/31/23)††
Class A Shares	$1,000.00	$1,044.90	$2.47	$1,000.00	$1,022.72	$2.44	0.48%
Class C Shares	$1,000.00	$1,040.60	$6.16	$1,000.00	$1,019.10	$6.09	1.20%
Class D Shares	$1,000.00	$1,045.80	$1.39	$1,000.00	$1,023.78	$1.37	0.27%
Class I Shares	$1,000.00	$1,046.30	$1.29	$1,000.00	$1,023.88	$1.27	0.25%
Class S Shares	$1,000.00	$1,044.10	$3.34	$1,000.00	$1,021.87	$3.30	0.65%
Class T Shares	$1,000.00	$1,045.50	$1.75	$1,000.00	$1,023.43	$1.73	0.34%
†

Expenses Paid During Period are equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Fund’s prospectuses for more information regarding waivers and/or reimbursements.

††	Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.

4	DECEMBER 31, 2023

Janus Henderson Global Allocation Fund - Conservative

Schedule of Investments (unaudited)

December 31, 2023

Shares		Value
Investment Companies£– 100.0%
Equity Funds – 43.7%
Janus Henderson Adaptive Global Allocation Fund - Class N Shares	765,608	$7,745,900
Janus Henderson Adaptive Risk Managed U.S. Equity Fund - Class N Shares	529,341	5,217,917
Janus Henderson Asia Equity Fund - Class N Shares	188,630	1,848,011
Janus Henderson Contrarian Fund - Class N Shares	122,095	3,156,653
Janus Henderson Emerging Markets Fund - Class N Shares	471,208	4,187,860
Janus Henderson Enterprise Fund - Class N Shares	23,641	3,142,297
Janus Henderson European Focus Fund - Class N Shares	58,658	2,559,828
Janus Henderson Forty Fund - Class N Shares	72,574	3,549,398
Janus Henderson Global Equity Income Fund - Class N Shares	632,787	3,865,204
Janus Henderson Global Real Estate Fund - Class N Shares	167,431	1,961,689
Janus Henderson Global Research Fund - Class N Shares	26,116	2,478,117
Janus Henderson Global Select Fund - Class N Shares	171,855	2,891,617
Janus Henderson Growth and Income Fund - Class N Shares	69,743	4,806,128
Janus Henderson Overseas Fund - Class N Shares	119,428	5,147,353
Janus Henderson Small-Mid Cap Value Fund - Class N Shares	218,887	3,179,631
Janus Henderson Triton Fund - Class N Shares	84,027	2,236,143
Janus Henderson U.S. Dividend Income Fund - Class N Shares	288,736	3,065,629
		61,039,375
Exchange-Traded Funds (ETFs) – 2.9%
Janus Henderson AAA CLO	82,076	4,128,423
Fixed Income Funds – 52.4%
Janus Henderson Flexible Bond Fund - Class N Shares	1,757,694	16,672,676
Janus Henderson Global Bond Fund - Class N Shares	6,366,828	50,827,377
Janus Henderson High-Yield Fund - Class N Shares	222,355	1,616,399
Janus Henderson Multi-Sector Income Fund - Class N Shares	220,500	1,905,066
Janus Henderson Short Duration Flexible Bond Fund - Class N Shares	751,099	2,149,099
		73,170,617
Money Markets – 1.0%
Janus Henderson Cash Liquidity Fund LLC, 5.3879%ºº	1,404,716	1,404,996
Total Investments (total cost $142,196,669) – 100.0%		139,743,411
Liabilities, net of Cash, Receivables and Other Assets – (0)%		(47,210)
Net Assets – 100%		$139,696,201

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	5

Janus Henderson Global Allocation Fund - Conservative

Schedule of Investments (unaudited)

December 31, 2023

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Capital Gain Distributions from Underlying Funds	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/23
Investment Companies - 100.0%
Equity Funds - 43.7%
Janus Henderson Adaptive Global Allocation Fund - Class N Shares	$304,832	$(60,911)	$-	$149,106	$7,745,900
Janus Henderson Adaptive Risk Managed U.S. Equity Fund - Class N Shares	31,966	(30,018)	162,909	48,177	5,217,917
Janus Henderson Asia Equity Fund - Class N Shares	912	(57,715)	-	44,980	1,848,011
Janus Henderson Contrarian Fund - Class N Shares	20,030	69,688	196,183	(138,497)	3,156,653
Janus Henderson Emerging Markets Fund - Class N Shares	32,692	(253,557)	-	238,737	4,187,860
Janus Henderson Enterprise Fund - Class N Shares	-	(5,539)	218,762	(72,354)	3,142,297
Janus Henderson European Focus Fund - Class N Shares	64,290	12,411	-	117,407	2,559,828
Janus Henderson Forty Fund - Class N Shares	11,764	20,980	263,599	20,916	3,549,398
Janus Henderson Global Equity Income Fund - Class N Shares	137,764	(22,062)	-	89,765	3,865,204
Janus Henderson Global Real Estate Fund - Class N Shares	39,803	(28,789)	-	107,344	1,961,689
Janus Henderson Global Research Fund - Class N Shares	23,756	4,925	96,672	66,953	2,478,117
Janus Henderson Global Select Fund - Class N Shares	42,180	237,808	192,425	(239,066)	2,891,617
Janus Henderson Growth and Income Fund - Class N Shares	28,959	2,241	305,857	(72,798)	4,806,128
Janus Henderson Overseas Fund - Class N Shares	79,304	739,208	-	(720,149)	5,147,353
Janus Henderson Small-Mid Cap Value Fund - Class N Shares	32,284	(36,435)	-	239,046	3,179,631
Janus Henderson Triton Fund - Class N Shares	-	(16,806)	147,075	(37,061)	2,236,143
Janus Henderson U.S. Dividend Income Fund - Class N Shares	40,341	6,247	-	106,281	3,065,629
Total Equity Funds	$890,877	$581,676	$1,583,482	$(51,213)	$61,039,375
Exchange-Traded Funds (ETFs) - 2.9%
Janus Henderson AAA CLO	148,465	3,359	-	29,567	4,128,423
Fixed Income Funds - 52.4%
Janus Henderson Flexible Bond Fund - Class N Shares	409,635	(222,657)	-	400,522	16,672,676
Janus Henderson Global Bond Fund - Class N Shares	576,111	(458,232)	-	1,931,175	50,827,377
Janus Henderson High-Yield Fund - Class N Shares	48,303	(12,631)	-	55,507	1,616,399
Janus Henderson Multi-Sector Income Fund - Class N Shares	51,353	(518)	-	41,223	1,905,066
Janus Henderson Short Duration Flexible Bond Fund - Class N Shares	86,343	(68,755)	-	114,438	2,149,099
Total Fixed Income Funds	$1,171,745	$(762,793)	$-	$2,542,865	$73,170,617
Money Markets - 1.0%
Janus Henderson Cash Liquidity Fund LLC, 5.3879%ºº	24,314	(3)	-	-	1,404,996
Total Affiliated Investments - 100.0%	$2,235,401	$(177,761)	$1,583,482	$2,521,219	$139,743,411

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

6	DECEMBER 31, 2023

Janus Henderson Global Allocation Fund - Conservative

Schedule of Investments (unaudited)

December 31, 2023

	Value at 6/30/23	Purchases	Sales Proceeds	Value at 12/31/23
Investment Companies - 100.0%
Equity Funds - 43.7%
Janus Henderson Adaptive Global Allocation Fund - Class N Shares	8,294,827	329,841	(966,963)	7,745,900
Janus Henderson Adaptive Risk Managed U.S. Equity Fund - Class N Shares	5,555,857	214,763	(570,862)	5,217,917
Janus Henderson Asia Equity Fund - Class N Shares	2,039,935	27,271	(206,460)	1,848,011
Janus Henderson Contrarian Fund - Class N Shares	3,523,700	225,921	(524,159)	3,156,653
Janus Henderson Emerging Markets Fund - Class N Shares	5,623,910	46,703	(1,467,933)	4,187,860
Janus Henderson Enterprise Fund - Class N Shares	2,580,433	951,321	(311,564)	3,142,297
Janus Henderson European Focus Fund - Class N Shares	1,515,164	1,146,879	(232,033)	2,559,828
Janus Henderson Forty Fund - Class N Shares	2,649,937	1,201,384	(343,819)	3,549,398
Janus Henderson Global Equity Income Fund - Class N Shares	2,379,944	1,779,661	(362,104)	3,865,204
Janus Henderson Global Real Estate Fund - Class N Shares	2,178,313	45,933	(341,112)	1,961,689
Janus Henderson Global Research Fund - Class N Shares	1,751,768	891,418	(236,947)	2,478,117
Janus Henderson Global Select Fund - Class N Shares	3,667,946	243,823	(1,018,894)	2,891,617
Janus Henderson Growth and Income Fund - Class N Shares	2,295,680	3,006,569	(425,564)	4,806,128
Janus Henderson Overseas Fund - Class N Shares	7,214,737	96,028	(2,182,471)	5,147,353
Janus Henderson Small-Mid Cap Value Fund - Class N Shares	3,537,057	42,083	(602,120)	3,179,631
Janus Henderson Triton Fund - Class N Shares	1,907,549	604,502	(222,041)	2,236,143
Janus Henderson U.S. Dividend Income Fund - Class N Shares	3,300,923	50,274	(398,096)	3,065,629
Exchange-Traded Funds (ETFs) - 2.9%
Janus Henderson AAA CLO	3,497,775	1,020,332	(422,610)	4,128,423
Fixed Income Funds - 52.4%
Janus Henderson Flexible Bond Fund - Class N Shares	21,068,546	463,915	(5,037,650)	16,672,676
Janus Henderson Global Bond Fund - Class N Shares	54,378,698	739,307	(5,763,571)	50,827,377
Janus Henderson High-Yield Fund - Class N Shares	1,204,049	528,821	(159,347)	1,616,399
Janus Henderson Multi-Sector Income Fund - Class N Shares	744,737	1,285,510	(165,886)	1,905,066
Janus Henderson Short Duration Flexible Bond Fund - Class N Shares	6,602,049	93,687	(4,592,320)	2,149,099
Money Markets - 1.0%
Janus Henderson Cash Liquidity Fund LLC, 5.3879%ºº	213,812	3,064,774	(1,873,587)	1,404,996

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	7

Janus Henderson Global Allocation Fund - Conservative

Notes to Schedule of Investments and Other Information (unaudited)

Bloomberg Global Aggregate Bond Index	Bloomberg Global Aggregate Bond Index is a broad-based measure of the global investment grade fixed-rate debt markets.
Global Conservative Allocation Index

Global Conservative Allocation Index is an internally-calculated, hypothetical combination of total returns from the Bloomberg Global Aggregate Bond Index (60%) and the MSCI All Country World IndexSM (40%).

MSCI All Country World IndexSM	MSCI All Country World IndexSM reflects the equity market performance of global developed and emerging markets.

LLC	Limited Liability Company

ºº	Rate shown is the 7-day yield as of December 31, 2023.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2023. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Investment Companies
Equity Funds	$61,039,375	$-	$-
Exchange-Traded Funds (ETFs)	4,128,423	-	-
Fixed Income Funds	73,170,617	-	-
Money Markets	-	1,404,996	-
Total Assets	$138,338,415	$1,404,996	$-

8	DECEMBER 31, 2023

Janus Henderson Global Allocation Fund - Conservative

Statement of Assets and Liabilities (unaudited)

December 31, 2023

See footnotes at the end of the Statement.

Assets:
Affiliated investments, at value (cost $142,196,669)	$139,743,411
Trustees' deferred compensation	3,833
Receivables:
Dividends	195,556
Fund shares sold	110,991
Investments sold	37,980
Dividends from affiliates	6,383
Other assets	1,395
Total Assets	140,099,549
Liabilities:
Payables:	—
Investments purchased	195,656
Fund shares repurchased	127,426
Professional fees	23,643
Transfer agent fees and expenses	18,228
Trustees' deferred compensation fees	3,833
Custodian fees	3,597
12b-1 Distribution and shareholder servicing fees	3,543
Advisory fees	1,971
Trustees' fees and expenses	169
Accrued expenses and other payables	25,282
Total Liabilities	403,348
Commitments and contingent liabilities (Note 3)
Net Assets	$139,696,201

See Notes to Financial Statements.

Janus Investment Fund	9

Janus Henderson Global Allocation Fund - Conservative

Statement of Assets and Liabilities (unaudited)

December 31, 2023

Net Assets Consist of:
Capital (par value and paid-in surplus)	$146,563,968
Total distributable earnings (loss)	(6,867,767)
Total Net Assets	$139,696,201
Net Assets - Class A Shares	$5,818,697
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	524,973
Net Asset Value Per Share(1)	$11.08
Maximum Offering Price Per Share(2)	$11.76
Net Assets - Class C Shares	$2,504,098
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	231,681
Net Asset Value Per Share(1)	$10.81
Net Assets - Class D Shares	$119,985,138
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	10,759,841
Net Asset Value Per Share	$11.15
Net Assets - Class I Shares	$1,653,643
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	148,226
Net Asset Value Per Share	$11.16
Net Assets - Class S Shares	$59,548
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	5,367
Net Asset Value Per Share	$11.10
Net Assets - Class T Shares	$9,675,077
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	869,557
Net Asset Value Per Share	$11.13

(1) Redemption price per share may be reduced for any applicable contingent deferred sales charge. (2) Maximum offering price is computed at 100/94.25 of net asset value.

See Notes to Financial Statements.

10	DECEMBER 31, 2023

Janus Henderson Global Allocation Fund - Conservative

Statement of Operations (unaudited)

For the period ended December 31, 2023

Investment Income:
Dividends from affiliates	$2,235,401
Total Investment Income	2,235,401
Expenses:
Advisory fees	34,762
12b-1 Distribution and shareholder servicing fees:
Class A Shares	7,690
Class C Shares	14,288
Class S Shares	69
Transfer agent administrative fees and expenses:
Class D Shares	68,602
Class S Shares	69
Class T Shares	12,477
Transfer agent networking and omnibus fees:
Class A Shares	2,598
Class C Shares	1,277
Class I Shares	902
Other transfer agent fees and expenses:
Class A Shares	175
Class C Shares	69
Class D Shares	8,452
Class I Shares	58
Class S Shares	3
Class T Shares	97
Registration fees	43,640
Professional fees	21,966
Shareholder reports expense	11,270
Custodian fees	6,046
Trustees’ fees and expenses	1,373
Other expenses	7,320
Total Expenses	243,203
Less: Excess Expense Reimbursement and Waivers	(30,417)
Net Expenses	212,786
Net Investment Income/(Loss)	2,022,615
Net Realized Gain/(Loss) on Investments:
Investments in affiliates	(177,761)
Capital gain distributions from underlying funds	1,583,482
Total Net Realized Gain/(Loss) on Investments	1,405,721
Change in Unrealized Net Appreciation/Depreciation:
Investments in affiliates	2,521,219
Total Change in Unrealized Net Appreciation/Depreciation	2,521,219
Net Increase/(Decrease) in Net Assets Resulting from Operations	$5,949,555

See Notes to Financial Statements.

Janus Investment Fund	11

Janus Henderson Global Allocation Fund - Conservative

Statements of Changes in Net Assets

	Period ended December 31, 2023 (unaudited)	Year ended June 30, 2023

Operations:
Net investment income/(loss)	$2,022,615	$2,320,670
Net realized gain/(loss) on investments	1,405,721	(5,755,237)
Change in unrealized net appreciation/depreciation	2,521,219	10,277,849
Net Increase/(Decrease) in Net Assets Resulting from Operations	5,949,555	6,843,282
Dividends and Distributions to Shareholders:
Class A Shares	(90,046)	(131,557)
Class C Shares	(24,375)	(74,669)
Class D Shares	(1,981,569)	(2,866,502)
Class I Shares	(26,674)	(59,077)
Class S Shares	(880)	(988)
Class T Shares	(156,405)	(236,186)
Net Decrease from Dividends and Distributions to Shareholders	(2,279,949)	(3,368,979)
Capital Share Transactions:
Class A Shares	(856,340)	(868,840)
Class C Shares	(1,022,328)	(2,712,685)
Class D Shares	(8,285,250)	(7,317,963)
Class I Shares	(231,328)	(866,985)
Class S Shares	2,723	(42,971)
Class T Shares	(1,236,094)	(1,930,543)
Net Increase/(Decrease) from Capital Share Transactions	(11,628,617)	(13,739,987)
Net Increase/(Decrease) in Net Assets	(7,959,011)	(10,265,684)
Net Assets:
Beginning of period	147,655,212	157,920,896
End of period	$139,696,201	$147,655,212

See Notes to Financial Statements.

12	DECEMBER 31, 2023

Janus Henderson Global Allocation Fund - Conservative

Financial Highlights

Class A Shares
For a share outstanding during the period ended December 31, 2023 (unaudited) and the year ended June 30	2023	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$10.77	$10.52	$13.99	$12.28	$12.53	$12.58
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.14	0.14	0.39	0.25	0.14	0.05
Net realized and unrealized gain/(loss)	0.34	0.33	(2.57)	2.07	0.19	0.35
Total from Investment Operations	0.48	0.47	(2.18)	2.32	0.33	0.40
Less Dividends and Distributions:
Dividends (from net investment income)	(0.17)	(0.04)	(0.41)	(0.26)	(0.13)	(0.10)
Distributions (from capital gains)	—	(0.18)	(0.88)	(0.35)	(0.45)	(0.35)
Total Dividends and Distributions	(0.17)	(0.22)	(1.29)	(0.61)	(0.58)	(0.45)
Net Asset Value, End of Period	$11.08	$10.77	$10.52	$13.99	$12.28	$12.53
Total Return*	4.49%	4.54%	(17.15)%	19.10%	2.58%	3.47%
Net Assets, End of Period (in thousands)	$5,819	$6,511	$7,213	$8,650	$4,030	$4,505
Average Net Assets for the Period (in thousands)	$6,152	$6,745	$8,494	$6,632	$4,381	$4,379
Ratios to Average Net Assets**:
Ratio of Gross Expenses(2)	0.51%	0.51%	0.47%	0.47%	0.47%	0.46%
Ratio of Net Expenses (After Waivers and Expense Offsets)(2)	0.48%	0.48%	0.47%	0.47%	0.47%	0.46%
Ratio of Net Investment Income/(Loss)(2)	2.69%	1.36%	3.03%	1.84%	1.13%	0.43%
Portfolio Turnover Rate	13%	41%	43%	34%	57%	5%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.

See Notes to Financial Statements.

Janus Investment Fund	13

Janus Henderson Global Allocation Fund - Conservative

Financial Highlights

Class C Shares
For a share outstanding during the period ended December 31, 2023 (unaudited) and the year ended June 30	2023	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$10.49	$10.28	$13.67	$12.01	$12.26	$12.30
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.10	0.08	0.29	0.18	0.05	(0.02)
Net realized and unrealized gain/(loss)	0.33	0.31	(2.50)	1.98	0.18	0.33
Total from Investment Operations	0.43	0.39	(2.21)	2.16	0.23	0.31
Less Dividends and Distributions:
Dividends (from net investment income)	(0.11)	—	(0.30)	(0.15)	(0.03)	—(2)
Distributions (from capital gains)	—	(0.18)	(0.88)	(0.35)	(0.45)	(0.35)
Total Dividends and Distributions	(0.11)	(0.18)	(1.18)	(0.50)	(0.48)	(0.35)
Net Asset Value, End of Period	$10.81	$10.49	$10.28	$13.67	$12.01	$12.26
Total Return*	4.06%	3.88%	(17.65)%	18.20%	1.85%	2.78%
Net Assets, End of Period (in thousands)	$2,504	$3,461	$6,096	$9,356	$10,655	$13,392
Average Net Assets for the Period (in thousands)	$2,869	$4,472	$8,302	$9,960	$12,057	$14,347
Ratios to Average Net Assets**:
Ratio of Gross Expenses(3)	1.23%	1.18%	1.18%	1.15%	1.18%	1.18%
Ratio of Net Expenses (After Waivers and Expense Offsets)(3)	1.20%	1.15%	1.18%	1.15%	1.18%	1.18%
Ratio of Net Investment Income/(Loss)(3)	1.86%	0.76%	2.31%	1.38%	0.41%	(0.13)%
Portfolio Turnover Rate	13%	41%	43%	34%	57%	5%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Less than $0.005 on a per share basis.

(3) Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.

See Notes to Financial Statements.

14	DECEMBER 31, 2023

Janus Henderson Global Allocation Fund - Conservative

Financial Highlights

Class D Shares
For a share outstanding during the period ended December 31, 2023 (unaudited) and the year ended June 30	2023	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$10.84	$10.59	$14.06	$12.34	$12.59	$12.63
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.16	0.17	0.41	0.30	0.16	0.09
Net realized and unrealized gain/(loss)	0.34	0.32	(2.57)	2.05	0.20	0.34
Total from Investment Operations	0.50	0.49	(2.16)	2.35	0.36	0.43
Less Dividends and Distributions:
Dividends (from net investment income)	(0.19)	(0.06)	(0.43)	(0.28)	(0.16)	(0.12)
Distributions (from capital gains)	—	(0.18)	(0.88)	(0.35)	(0.45)	(0.35)
Total Dividends and Distributions	(0.19)	(0.24)	(1.31)	(0.63)	(0.61)	(0.47)
Net Asset Value, End of Period	$11.15	$10.84	$10.59	$14.06	$12.34	$12.59
Total Return*	4.58%	4.78%	(16.91)%	19.27%	2.77%	3.70%
Net Assets, End of Period (in thousands)	$119,985	$125,119	$129,498	$174,449	$147,682	$159,468
Average Net Assets for the Period (in thousands)	$118,349	$126,365	$160,466	$162,759	$152,767	$163,822
Ratios to Average Net Assets**:
Ratio of Gross Expenses(2)	0.31%	0.31%	0.27%	0.28%	0.28%	0.29%
Ratio of Net Expenses (After Waivers and Expense Offsets)(2)	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%
Ratio of Net Investment Income/(Loss)(2)	2.93%	1.57%	3.22%	2.20%	1.32%	0.76%
Portfolio Turnover Rate	13%	41%	43%	34%	57%	5%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.

See Notes to Financial Statements.

Janus Investment Fund	15

Janus Henderson Global Allocation Fund - Conservative

Financial Highlights

Class I Shares
For a share outstanding during the period ended December 31, 2023 (unaudited) and the year ended June 30	2023	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$10.84	$10.59	$14.07	$12.34	$12.58	$12.63
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.16	0.17	0.42	0.29	0.17	0.11
Net realized and unrealized gain/(loss)	0.34	0.33	(2.58)	2.07	0.20	0.32
Total from Investment Operations	0.50	0.50	(2.16)	2.36	0.37	0.43
Less Dividends and Distributions:
Dividends (from net investment income)	(0.18)	(0.07)	(0.44)	(0.28)	(0.16)	(0.13)
Distributions (from capital gains)	—	(0.18)	(0.88)	(0.35)	(0.45)	(0.35)
Total Dividends and Distributions	(0.18)	(0.25)	(1.32)	(0.63)	(0.61)	(0.48)
Net Asset Value, End of Period	$11.16	$10.84	$10.59	$14.07	$12.34	$12.58
Total Return*	4.63%	4.80%	(16.92)%	19.39%	2.89%	3.71%
Net Assets, End of Period (in thousands)	$1,654	$1,842	$2,645	$3,830	$3,381	$3,786
Average Net Assets for the Period (in thousands)	$1,725	$2,574	$3,502	$3,247	$3,491	$4,489
Ratios to Average Net Assets**:
Ratio of Gross Expenses(2)	0.28%	0.28%	0.24%	0.22%	0.21%	0.21%
Ratio of Net Expenses (After Waivers and Expense Offsets)(2)	0.25%	0.25%	0.24%	0.22%	0.21%	0.21%
Ratio of Net Investment Income/(Loss)(2)	2.87%	1.56%	3.27%	2.16%	1.37%	0.92%
Portfolio Turnover Rate	13%	41%	43%	34%	57%	5%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.

See Notes to Financial Statements.

16	DECEMBER 31, 2023

Janus Henderson Global Allocation Fund - Conservative

Financial Highlights

Class S Shares
For a share outstanding during the period ended December 31, 2023 (unaudited) and the year ended June 30	2023	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$10.79	$10.52	$13.97	$12.25	$12.45	$12.51
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.14	0.13	0.36	0.25	0.11	0.09
Net realized and unrealized gain/(loss)	0.34	0.32	(2.55)	2.02	0.20	0.29
Total from Investment Operations	0.48	0.45	(2.19)	2.27	0.31	0.38
Less Dividends and Distributions:
Dividends (from net investment income)	(0.17)	—	(0.38)	(0.20)	(0.06)	(0.09)
Distributions (from capital gains)	—	(0.18)	(0.88)	(0.35)	(0.45)	(0.35)
Total Dividends and Distributions	(0.17)	(0.18)	(1.26)	(0.55)	(0.51)	(0.44)
Net Asset Value, End of Period	$11.10	$10.79	$10.52	$13.97	$12.25	$12.45
Total Return*	4.41%	4.36%	(17.19)%	18.70%	2.43%	3.32%
Net Assets, End of Period (in thousands)	$60	$55	$96	$108	$126	$765
Average Net Assets for the Period (in thousands)	$55	$74	$107	$119	$407	$860
Ratios to Average Net Assets**:
Ratio of Gross Expenses(2)	0.67%	0.69%	0.65%	0.65%	0.63%	0.56%
Ratio of Net Expenses (After Waivers and Expense Offsets)(2)	0.65%	0.66%	0.65%	0.65%	0.63%	0.56%
Ratio of Net Investment Income/(Loss)(2)	2.61%	1.19%	2.83%	1.88%	0.90%	0.76%
Portfolio Turnover Rate	13%	41%	43%	34%	57%	5%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.

See Notes to Financial Statements.

Janus Investment Fund	17

Janus Henderson Global Allocation Fund - Conservative

Financial Highlights

Class T Shares
For a share outstanding during the period ended December 31, 2023 (unaudited) and the year ended June 30	2023	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$10.82	$10.56	$14.03	$12.32	$12.56	$12.61
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.15	0.16	0.41	0.29	0.16	0.10
Net realized and unrealized gain/(loss)	0.34	0.33	(2.58)	2.04	0.20	0.31
Total from Investment Operations	0.49	0.49	(2.17)	2.33	0.36	0.41
Less Dividends and Distributions:
Dividends (from net investment income)	(0.18)	(0.05)	(0.42)	(0.27)	(0.15)	(0.11)
Distributions (from capital gains)	—	(0.18)	(0.88)	(0.35)	(0.45)	(0.35)
Total Dividends and Distributions	(0.18)	(0.23)	(1.30)	(0.62)	(0.60)	(0.46)
Net Asset Value, End of Period	$11.13	$10.82	$10.56	$14.03	$12.32	$12.56
Total Return*	4.55%	4.76%	(17.02)%	19.12%	2.78%	3.51%
Net Assets, End of Period (in thousands)	$9,675	$10,666	$12,373	$16,283	$15,174	$17,532
Average Net Assets for the Period (in thousands)	$9,991	$11,245	$15,587	$16,293	$16,406	$19,653
Ratios to Average Net Assets**:
Ratio of Gross Expenses(2)	0.42%	0.42%	0.39%	0.39%	0.38%	0.39%
Ratio of Net Expenses (After Waivers and Expense Offsets)(2)	0.34%	0.35%	0.36%	0.35%	0.36%	0.37%
Ratio of Net Investment Income/(Loss)(2)	2.81%	1.51%	3.22%	2.14%	1.27%	0.78%
Portfolio Turnover Rate	13%	41%	43%	34%	57%	5%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.

See Notes to Financial Statements.

18	DECEMBER 31, 2023

Janus Henderson Global Allocation Fund - Conservative

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Janus Henderson Global Allocation Fund - Conservative (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Fund operates as a “fund of funds,” meaning substantially all of the Fund’s assets will be invested in other Janus Henderson mutual funds and exchange-traded funds ("ETFs") (the “underlying funds”). The Trust offers 38 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks total return through a primary emphasis on income with a secondary emphasis on growth of capital. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.

The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.

Shareholders, including other funds, individuals, accounts, as well as the Fund’s portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US GAAP")).

Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.

Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.

Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.

The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.

Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.

Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. Class I Shares are also available to certain direct institutional investors including, but not limited to, corporations, certain retirement plans, public plans, and foundations/endowments, who established Class I Share accounts before August 4, 2017.

Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.

Janus Investment Fund	19

Janus Henderson Global Allocation Fund - Conservative

Notes to Financial Statements (unaudited)

Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.

Underlying Funds

The Fund invests in a variety of underlying funds to pursue a target allocation of equity investments, fixed-income securities, and alternative investments and may also invest in money market instruments or cash/cash equivalents. The Fund has a target allocation, which is how the Fund's investments generally will be allocated among the major asset classes over the long term, as well as normal ranges, under normal market conditions, within which the Fund's asset class allocations generally will vary over short-term periods. The Fund's long-term expected average asset allocation is as follows: 40% to equity investments, 55% to fixed-income securities and money market instruments, and 5% to alternative investments. Additional details and descriptions of the investment objectives and strategies of each of the underlying funds are available in the Fund’s and underlying funds’ prospectuses available at janushenderson.com. The Trustees of the underlying funds may change the investment objectives or strategies of the underlying funds at any time without prior notice to the Fund’s shareholders.

The following accounting policies have been followed by the Fund and are in conformity with US GAAP.

Investment Valuation

The Fund’s net asset value (“NAV”) is calculated based upon the NAV of each of the underlying funds in which the Fund invests on the day of valuation. The NAV for each class of the underlying funds is computed by dividing the total value of securities and other assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The Fund classifies each of its investments in underlying funds as Level 1, without consideration as to the classification level of the specific investments held by the underlying funds. There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2023 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities held by the underlying funds will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on the accrual basis and includes

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Janus Henderson Global Allocation Fund - Conservative

Notes to Financial Statements (unaudited)

amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

Dividend distributions received from the underlying funds are recorded on the ex-dividend date. Upon receipt of the notification from an underlying fund, and subsequent to the ex-dividend date, a part or all of the dividend income originally recorded by the Fund may be reclassified as a tax return of capital by reducing the cost basis of the underlying fund and/or increasing the realized gain on sales of investments in the underlying fund.

Expenses

The Fund bears expenses incurred specifically on its behalf. Additionally, the Fund, as a shareholder in the underlying funds, will also indirectly bear its pro rata share of the expenses incurred by the underlying funds. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.

Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

Dividends and Distributions

The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.

The underlying funds may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the underlying funds distribute such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

2. Investment Advisory Agreements and Other Transactions with Affiliates

The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The Fund’s contractual investment advisory fee rate (expressed as an annual rate) is 0.05% of its average daily net assets.

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Notes to Financial Statements (unaudited)

The Adviser has contractually agreed to waive the investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, excluding any expenses of an underlying fund (acquired fund fees and expenses), the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus payable by any share class, brokerage commissions, interest, dividends, taxes, and extraordinary expenses, exceed the annual rate of 0.14% of the Fund’s average daily net assets. The Adviser has agreed to continue the waivers for at least a one-year period commencing on October 27, 2023. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.

The Adviser serves as administrator to the Fund pursuant to an administration agreement, and is authorized to perform, or cause others to perform, the administration services necessary for the operation of the Fund. The Adviser does not receive compensation for serving as administrator and it bears the expenses related to operation of the Fund, such as, but not limited to fund accounting and tax services; shareholder servicing; and preparation of various documents filed with the SEC. The Fund bears costs related to any compensation, fees, or reimbursements paid to Trustees who are independent of the Adviser; fees and expenses of counsel to the Independent Trustees; fees and expenses of consultants to the Fund; custody fees; audit expenses; brokerage commissions and all other expenses in connection with execution of portfolio transactions; blue sky registration costs; interest; all federal, state and local taxes (including stamp, excise, income, and franchise taxes); expenses of shareholder meetings, including the preparation, printing, and distribution of proxy statements, notices, and reports to shareholders; expenses of printing and mailing to existing shareholders prospectuses, statements of additional information, shareholder reports, and other materials required to be mailed to shareholders by federal or state laws or regulations; transfer agency fees and expenses payable pursuant to a transfer agency agreement between the Trust and the Transfer Agent on behalf of the Fund; any litigation; and other extraordinary expenses. In addition, some expenses related to compensation payable to the Fund's Chief Compliance Officer and compliance staff are shared with the Fund. Total compensation of $226,421 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended December 31, 2023. The Fund's portion is reported as part of “Other expenses” on the Statement of Operations.

Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s and the underlying funds’ transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.

Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion – $49.9 billion	0.10%
Over $49.9 billion	0.08%

During the reporting period, the administrative services fee rate was 0.12%.

The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class S Shares and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class S Shares and Class T Shares.

Shareholder Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.

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Janus Henderson Global Allocation Fund - Conservative

Notes to Financial Statements (unaudited)

Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.

The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Under a distribution and shareholder servicing plan (the “Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, Janus Henderson Distributors US LLC (the “Distributor”), a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the Shares at an annual rate of up to 0.25% of the Class A Shares’ average daily net assets, of up to 1.00% of the Class C Shares’ average daily net assets, and of up to 0.25% of the Class S Shares’ average daily net assets. Under the terms of the Plan, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.

Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the period ended December 31, 2023, the Distributor retained upfront sales charges of $13.

A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to the Distributor during the period ended December 31, 2023.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class C Shares during the period ended December 31, 2023.

The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of December 31, 2023 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended December 31, 2023 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $196,900 were paid by the Trust to the Trustees under the Deferred Plan during the period ended December 31, 2023.

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate

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Notes to Financial Statements (unaudited)

as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). The Sweep Vehicle is permitted to impose a liquidity fee (of up to 2%) on redemptions from the Sweep Vehicle or a redemption gate that temporarily suspends redemptions from the Sweep Vehicle for up to 10 business days during a 90 day period. There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended December 31, 2023 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

3. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Accumulated capital losses noted below represent net capital loss carryovers, as of June 30, 2023, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.

Capital Loss Carryover Schedule
For the year ended June 30, 2023
No Expiration
Short-Term	Long-Term	Accumulated Capital Losses
$(1,920,647)	$(3,562,297)	$ (5,482,944)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2023 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 144,469,097	$ 6,013,447	$ (10,739,133)	$ (4,725,686)

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Janus Henderson Global Allocation Fund - Conservative

Notes to Financial Statements (unaudited)

4. Capital Share Transactions

	Period ended December 31, 2023		Year ended June 30, 2023
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	27,167	$ 287,688	76,211	$ 808,674
Reinvested dividends and distributions	7,151	79,449	11,370	117,336
Shares repurchased	(113,698)	(1,223,477)	(168,774)	(1,794,850)
Net Increase/(Decrease)	(79,380)	$ (856,340)	(81,193)	$ (868,840)
Class C Shares:
Shares sold	153	$ 1,600	53,348	$ 542,580
Reinvested dividends and distributions	2,228	24,131	7,366	74,253
Shares repurchased	(100,811)	(1,048,059)	(323,680)	(3,329,518)
Net Increase/(Decrease)	(98,430)	$(1,022,328)	(262,966)	$(2,712,685)
Class D Shares:
Shares sold	182,599	$ 1,951,855	606,807	$ 6,472,180
Reinvested dividends and distributions	175,584	1,963,026	274,054	2,844,684
Shares repurchased	(1,141,189)	(12,200,131)	(1,567,497)	(16,634,827)
Net Increase/(Decrease)	(783,006)	$(8,285,250)	(686,636)	$(7,317,963)
Class I Shares:
Shares sold	21,626	$ 229,617	93,951	$ 997,758
Reinvested dividends and distributions	2,367	26,465	5,670	58,799
Shares repurchased	(45,748)	(487,410)	(179,492)	(1,923,542)
Net Increase/(Decrease)	(21,755)	$ (231,328)	(79,871)	$ (866,985)
Class S Shares:
Shares sold	174	$ 1,880	522	$ 5,494
Reinvested dividends and distributions	79	880	95	988
Shares repurchased	(3)	(37)	(4,623)	(49,453)
Net Increase/(Decrease)	250	$ 2,723	(4,006)	$ (42,971)
Class T Shares:
Shares sold	126,885	$ 1,334,657	234,302	$ 2,489,430
Reinvested dividends and distributions	13,830	154,199	22,539	233,507
Shares repurchased	(257,336)	(2,724,950)	(442,216)	(4,653,480)
Net Increase/(Decrease)	(116,621)	$(1,236,094)	(185,375)	$(1,930,543)

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Janus Henderson Global Allocation Fund - Conservative

Notes to Financial Statements (unaudited)

5. Purchases and Sales of Investment Securities

For the period ended December 31, 2023, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$18,100,720	$ 28,428,113	$ -	$ -

6. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2023 and through the date of issuance of the Fund’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

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Janus Henderson Global Allocation Fund - Conservative

Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093; (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov. Additionally, information regarding the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is also available, free of charge, through janushenderson.com/proxyvoting and from the SEC’s website at http://www.sec.gov.

Full Holdings

The Fund files its complete portfolio holdings (schedule of investments) with the SEC as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to shareholders. The Fund’s Form N-PORT filings and annual and semiannual reports: (i) are available on the SEC’s website at http://www.sec.gov; and (ii) are available without charge, upon request, by calling a Janus Henderson representative at 1-877-335-2687 (toll free) (or 1-800-525-3713 if you hold Class D shares). Portfolio holdings consisting of at least the names of the holdings are generally available on a monthly basis with a 30-day lag under Full Holdings for the Fund at janushenderson.com/info (or janushenderson.com/reports if you hold Class D Shares).

APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD

The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.

In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.

At meetings held on November 3, 2023 and December 14-15, 2023, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2024 through February 1, 2025, subject to earlier termination as provided for in each agreement.

In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.

Nature, Extent and Quality of Services

The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of the Adviser, particularly noting those employees who provide investment and risk management

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Janus Henderson Global Allocation Fund - Conservative

Additional Information (unaudited)

services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.

In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.

The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.

Performance of the Funds

The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2023, approximately 44% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2023, approximately 50% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average 2023 performance has been reasonable, noting that: (i) for the 12 months ended September 30, 2023, approximately 43% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; (ii) for the 36 months ended September 30, 2023, approximately 45% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; and (iii) for the 5- and 10-year periods ended September 30, 2023, approximately 63% and 66% of the Janus Henderson Funds were in the top two quartiles of performance, respectively, as reported by Morningstar.

The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

· For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12

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Janus Henderson Global Allocation Fund - Conservative

Additional Information (unaudited)

months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

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Additional Information (unaudited)

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

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Additional Information (unaudited)

U.S. Equity Funds

• For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend is improving.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the evaluated performance period ended June 30, 2023. The Trustees noted that the 12- and 36-month end performance periods ended June 30, 2023 were not yet available.

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Additional Information (unaudited)

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.

Costs of Services Provided

The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 6% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.

For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, changes in portfolio management, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.

The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.

The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that the Adviser noted that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant referenced its past analyses from 2022, which found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to funds subadvised by the Adviser and to the fees the Adviser charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 9 of 11 Janus Henderson Funds had lower management fees than similar funds subadvised by the Adviser. As part of their review of the 2022 independent consultant findings, the Trustees noted that for the two Janus Henderson Funds that did not have lower management fees than similar funds subadvised by the Adviser, management fees for each were under the average of its 15(c) peer group.

The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2022 (except for Janus Henderson U.S. Dividend Income Fund, for which the period end was March 31, 2023) and noted the following with

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Additional Information (unaudited)

regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Developed World Bond Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

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Additional Information (unaudited)

• For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

U.S. Equity Funds

• For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were

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Additional Information (unaudited)

reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.

Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized

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Additional Information (unaudited)

by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that the Adviser reported no changes to its allocation methodology for the 2023 15(c) process; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.

The Trustees concluded that the management fees payable by each Janus Henderson Fund to the Adviser were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.

Economies of Scale

The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2023 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 28% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 41% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the Janus Henderson Fund is small/midsized and higher fees when the Janus Henderson Fund grows in assets.

With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2023 report that (1) 70% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.

The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.

Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.

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Additional Information (unaudited)

Other Benefits to the Adviser

The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.

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Useful Information About Your Fund Report (unaudited)

Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in the Fund with one or more widely used market indices. When comparing the performance of the Fund with an index, keep in mind that market indices are not available for investment and do not reflect deduction of expenses.

Average annual total returns are quoted for a Fund with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Cumulative total returns are quoted for a Fund with less than one year of performance history. Cumulative total return is the growth or decline in value of an investment over time, independent of the period of time involved. Cumulative total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Fund’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of the Adviser and reflects the Fund’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Fund’s Schedule of Investments. This schedule reports the types of securities held in the Fund on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Fund invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Fund exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. A company may be allocated to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities, or the country where a majority of the company’s revenues are derived. The Fund’s Schedule of Investments relies upon the industry group and country classifications published by Bloomberg and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Fund’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Fund on the last day of the reporting period.

The Fund’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Fund shares sold to investors but not yet settled. The Fund’s liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Fund’s net assets. Because the Fund must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Fund’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

38	DECEMBER 31, 2023

Janus Henderson Global Allocation Fund - Conservative

Useful Information About Your Fund Report (unaudited)

Statement of Operations

This statement details the Fund’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Fund holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Fund.

The next section reports the expenses incurred by the Fund, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Fund will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Fund during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Fund holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets

These statements report the increase or decrease in the Fund’s net assets during the reporting period. Changes in the Fund’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Fund’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Fund’s investment operations. The Fund’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Fund to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Fund’s net assets will not be affected.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Fund through purchases or withdrawals via redemptions. The Fund’s net assets will increase and decrease in value as investors purchase and redeem shares from the Fund.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Fund’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the total return for the period. The total return may include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. As a result, the total return may differ from the total return reflected for individual shareholder transactions. Also included are ratios of expenses and net investment income to average net assets.

The Fund’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Fund during the reporting period. Do not confuse this ratio with the Fund’s yield. The net investment income ratio is not a true measure of the Fund’s yield because it does not take into account the dividends distributed to the Fund’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Fund. Portfolio turnover is affected by market conditions, changes in the asset size of the Fund, fluctuating volume of shareholder purchase and redemption orders, the nature of the Fund’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the

Janus Investment Fund	39

Janus Henderson Global Allocation Fund - Conservative

Useful Information About Your Fund Report (unaudited)

portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

40	DECEMBER 31, 2023

Janus Henderson Global Allocation Fund - Conservative

Notes

NotesPage1

Janus Investment Fund	41

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc Mutual funds distributed by Janus Henderson Distributors US LLC
125-24-93020 02-24

SEMIANNUAL REPORT December 31, 2023

Janus Henderson Global Allocation Fund - Growth

Janus Investment Fund

HIGHLIGHTS • Investment strategy behind your fund • Fund performance, characteristics and holdings

Janus Henderson Global Allocation Fund - Growth

Ashwin Alankar portfolio manager

Important Notice – Tailored Shareholder Reports

Effective January 24, 2023, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments that require mutual funds and exchange-traded funds to provide shareholders with streamlined annual and semi-annual shareholder reports that highlight key information. Other information, including financial statements, that currently appears in shareholder reports will be made available online, delivered free of charge to shareholders upon request, and filed with the SEC. The first tailored shareholder report for the Fund will be for the reporting period ending June 30, 2024. Currently, management is evaluating the impact of the rule and form amendments on the content of the Fund’s current shareholder reports.

Janus Henderson Global Allocation Fund - Growth (unaudited)

Fund At A Glance

December 31, 2023

Holdings - (% of Net Assets)
Janus Henderson Global Bond Fund - Class N Shares	9.9%
Janus Henderson Adaptive Risk Managed U.S. Equity Fund - Class N Shares	8.2
Janus Henderson Overseas Fund - Class N Shares	7.6
Janus Henderson Growth and Income Fund - Class N Shares	7.0
Janus Henderson Emerging Markets Fund - Class N Shares	6.3
Janus Henderson Global Equity Income Fund - Class N Shares	6.2
Janus Henderson Adaptive Global Allocation Fund - Class N Shares	5.5
Janus Henderson Forty Fund - Class N Shares	5.4
Janus Henderson Contrarian Fund - Class N Shares	5.2
Janus Henderson Small-Mid Cap Value Fund - Class N Shares	4.7
Janus Henderson Global Select Fund - Class N Shares	4.3
Janus Henderson Enterprise Fund - Class N Shares	4.2
Janus Henderson U.S. Dividend Income Fund - Class N Shares	3.8
Janus Henderson European Focus Fund - Class N Shares	3.8
Janus Henderson Global Research Fund - Class N Shares	3.7
Janus Henderson Triton Fund - Class N Shares	3.4
Janus Henderson Flexible Bond Fund - Class N Shares	3.1
Janus Henderson Global Real Estate Fund - Class N Shares	2.9
Janus Henderson Asia Equity Fund - Class N Shares	2.7
Janus Henderson AAA CLO	0.8
Janus Henderson Short Duration Flexible Bond Fund - Class N Shares	0.4
Janus Henderson Multi-Sector Income Fund - Class N Shares	0.4
Janus Henderson High-Yield Fund - Class N Shares	0.4
Janus Henderson Cash Liquidity Fund LLC	0.1

Asset Allocation - (% of Net Assets)
Equity Funds	84.9%
Fixed Income Funds	14.2%
Exchange-Traded Funds (ETFs)	0.8%
Money Markets	0.1%
Other	(0.0)%
100.0%

Janus Investment Fund	1

Janus Henderson Global Allocation Fund - Growth (unaudited)

Performance

See important disclosures on the next page.

Average Annual Total Return - for the periods ended December 31, 2023						Prospectus Expense Ratios
	Fiscal Year-to-Date	One Year	Five Year	Ten Year	Since Inception*	Total Annual Fund Operating Expenses‡	Net Annual Fund Operating Expenses‡
Class A Shares at NAV	4.88%	13.57%	7.01%	4.80%	5.86%	1.18%	1.18%
Class A Shares at MOP	-1.15%	7.08%	5.75%	4.18%	5.52%
Class C Shares at NAV	4.46%	12.73%	6.24%	4.10%	5.11%	1.94%	1.94%
Class C Shares at CDSC	3.46%	11.73%	6.24%	4.10%	5.11%
Class D Shares	4.92%	13.71%	7.20%	4.98%	6.04%	0.99%	0.98%
Class I Shares	4.95%	13.85%	7.27%	5.05%	6.11%	0.93%	0.93%
Class S Shares	4.71%	13.36%	6.82%	4.61%	5.66%	1.34%	1.34%
Class T Shares	4.84%	13.64%	7.11%	4.91%	5.99%	1.09%	1.09%
MSCI All Country World Index	7.26%	22.20%	11.72%	7.93%	6.95%
Global Growth Allocation Index	6.67%	18.78%	9.39%	6.51%	6.21%
Morningstar Quartile - Class T Shares	-	2nd	2nd	2nd	1st
Morningstar Ranking - based on total returns for World Allocation Funds	-	108/391	118/384	97/330	44/207

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.668.0434 (or 800.525.3713 if you hold shares directly with Janus Henderson) or visit janushenderson.com/performance (or janushenderson.com/allfunds if you hold shares directly with Janus Henderson).

Maximum Offering Price (MOP) returns include the maximum sales charge of 5.75%. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

CDSC returns include a 1% contingent deferred sales charge (CDSC) on Shares redeemed within 12 months of purchase. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

Performance may be affected by risks that include those associated with foreign and emerging markets, fixed income securities, high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), Environmental, Social and Governance (ESG) factors, non-diversification, portfolio turnover, derivatives, short sales, initial public offerings (IPOs) and

2	DECEMBER 31, 2023

Janus Henderson Global Allocation Fund - Growth (unaudited)

Performance

potential conflicts of interest. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.

Performance of the Global Allocation Funds depends on that of the underlying funds. They are subject to the volatility of the financial markets. Because Janus Henderson Investors US LLC is the adviser to the Fund and to the underlying affiliated funds held within the Fund, it is subject to certain potential conflicts of interest.

Returns include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

Class A Shares, Class C Shares, and Class S Shares commenced operations on July 6, 2009. Performance shown for each class for periods prior to July 6, 2009, reflects the performance of the Fund’s Class J Shares, the initial share class (renamed Class T Shares effective February 16, 2010), calculated using the fees and expenses of each respective share class, without the effect of any fee and expense limitations or waivers.

Class D Shares commenced operations on February 16, 2010. Performance shown for periods prior to February 16, 2010, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses in effect during the periods shown, net of any applicable fee and expense limitations or waivers.

Class I Shares commenced operations on July 6, 2009. Performance shown for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of Class J Shares, net of any applicable fee and expense limitations or waivers.

If each share class of the Fund had been available during periods prior to its commencement, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of each share class reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers. Please refer to the Fund’s prospectuses for further details concerning historical performance.

Ranking is for the share class shown only; other classes may have different performance characteristics. When an expense waiver is in effect, it may have a material effect on the total return, and therefore the ranking for the period.

© 2023 Morningstar, Inc. All Rights Reserved.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged.

See “Useful Information About Your Fund Report.”

*The Fund’s inception date – December 30, 2005

‡ As stated in the prospectus. Net expense ratios reflect the expense waiver, if any, contractually agreed to for at least a one-year period commencing on October 27, 2023. This contractual waiver may be terminated or modified only at the discretion of the Board of Trustees. See Financial Highlights for actual expense ratios during the reporting period.

Janus Investment Fund	3

Janus Henderson Global Allocation Fund - Growth (unaudited)

Expense Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges (loads) on purchase payments (applicable to Class A Shares only); and (2) ongoing costs, including management fees; 12b-1 distribution and shareholder servicing fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in any share class or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. These fees are fully described in the Fund’s prospectuses. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (7/1/23)	Ending Account Value (12/31/23)	Expenses Paid During Period (7/1/23 - 12/31/23)†	Beginning Account Value (7/1/23)	Ending Account Value (12/31/23)	Expenses Paid During Period (7/1/23 - 12/31/23)†	Net Annualized Expense Ratio (7/1/23 - 12/31/23)††
Class A Shares	$1,000.00	$1,048.80	$2.37	$1,000.00	$1,022.82	$2.34	0.46%
Class C Shares	$1,000.00	$1,044.60	$6.12	$1,000.00	$1,019.15	$6.04	1.19%
Class D Shares	$1,000.00	$1,049.20	$1.39	$1,000.00	$1,023.78	$1.37	0.27%
Class I Shares	$1,000.00	$1,049.50	$1.18	$1,000.00	$1,023.98	$1.17	0.23%
Class S Shares	$1,000.00	$1,047.10	$3.24	$1,000.00	$1,021.97	$3.20	0.63%
Class T Shares	$1,000.00	$1,048.40	$1.75	$1,000.00	$1,023.43	$1.73	0.34%
†

Expenses Paid During Period are equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Fund’s prospectuses for more information regarding waivers and/or reimbursements.

††	Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.

4	DECEMBER 31, 2023

Janus Henderson Global Allocation Fund - Growth

Schedule of Investments (unaudited)

December 31, 2023

Shares		Value
Investment Companies£– 100.0%
Equity Funds – 84.9%
Janus Henderson Adaptive Global Allocation Fund - Class N Shares	1,232,730	$12,475,210
Janus Henderson Adaptive Risk Managed U.S. Equity Fund - Class N Shares	1,873,353	18,467,514
Janus Henderson Asia Equity Fund - Class N Shares	612,879	6,003,829
Janus Henderson Contrarian Fund - Class N Shares	457,418	11,830,118
Janus Henderson Emerging Markets Fund - Class N Shares	1,601,060	14,232,260
Janus Henderson Enterprise Fund - Class N Shares	70,435	9,364,194
Janus Henderson European Focus Fund - Class N Shares	197,186	8,608,005
Janus Henderson Forty Fund - Class N Shares	247,922	12,128,243
Janus Henderson Global Equity Income Fund - Class N Shares	2,271,319	13,876,221
Janus Henderson Global Real Estate Fund - Class N Shares	563,531	6,603,526
Janus Henderson Global Research Fund - Class N Shares	87,576	8,312,377
Janus Henderson Global Select Fund - Class N Shares	578,004	9,728,127
Janus Henderson Growth and Income Fund - Class N Shares	230,355	15,878,183
Janus Henderson Overseas Fund - Class N Shares	400,356	17,260,574
Janus Henderson Small-Mid Cap Value Fund - Class N Shares	726,879	10,561,765
Janus Henderson Triton Fund - Class N Shares	290,271	7,726,075
Janus Henderson U.S. Dividend Income Fund - Class N Shares	813,360	8,638,204
		191,694,425
Exchange-Traded Funds (ETFs) – 0.8%
Janus Henderson AAA CLO	36,118	1,816,735
Fixed Income Funds – 14.2%
Janus Henderson Flexible Bond Fund - Class N Shares	744,995	7,040,185
Janus Henderson Global Bond Fund - Class N Shares	2,805,823	22,358,156
Janus Henderson High-Yield Fund - Class N Shares	112,351	812,184
Janus Henderson Multi-Sector Income Fund - Class N Shares	104,095	894,177
Janus Henderson Short Duration Flexible Bond Fund - Class N Shares	335,020	954,808
		32,059,510
Money Markets – 0.1%
Janus Henderson Cash Liquidity Fund LLC, 5.3879%ºº	239,762	239,810
Total Investments (total cost $206,706,791) – 100.0%		225,810,480
Liabilities, net of Cash, Receivables and Other Assets – (0)%		(61,738)
Net Assets – 100%		$225,748,742

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	5

Janus Henderson Global Allocation Fund - Growth

Schedule of Investments (unaudited)

December 31, 2023

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Capital Gain Distributions from Underlying Funds	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/23
Investment Companies - 100.0%
Equity Funds - 84.9%
Janus Henderson Adaptive Global Allocation Fund - Class N Shares	$491,974	$(71,799)	$-	$223,015	$12,475,210
Janus Henderson Adaptive Risk Managed U.S. Equity Fund - Class N Shares	112,582	(178,330)	573,763	260,908	18,467,514
Janus Henderson Asia Equity Fund - Class N Shares	2,945	(148,478)	-	106,714	6,003,829
Janus Henderson Contrarian Fund - Class N Shares	74,578	75,180	730,460	(289,815)	11,830,118
Janus Henderson Emerging Markets Fund - Class N Shares	110,395	(1,549,847)	-	1,511,255	14,232,260
Janus Henderson Enterprise Fund - Class N Shares	-	(16,093)	647,756	(228,675)	9,364,194
Janus Henderson European Focus Fund - Class N Shares	214,788	21,242	-	422,114	8,608,005
Janus Henderson Forty Fund - Class N Shares	39,938	44,721	894,941	123,466	12,128,243
Janus Henderson Global Equity Income Fund - Class N Shares	486,058	(33,546)	-	280,526	13,876,221
Janus Henderson Global Real Estate Fund - Class N Shares	132,314	(43,695)	-	318,034	6,603,526
Janus Henderson Global Research Fund - Class N Shares	79,171	11,430	322,178	239,263	8,312,377
Janus Henderson Global Select Fund - Class N Shares	140,990	97,568	643,199	(118,977)	9,728,127
Janus Henderson Growth and Income Fund - Class N Shares	94,091	5,661	1,005,391	(227,574)	15,878,183
Janus Henderson Overseas Fund - Class N Shares	264,205	158,767	-	10,871	17,260,574
Janus Henderson Small-Mid Cap Value Fund - Class N Shares	106,689	(98,226)	-	780,134	10,561,765
Janus Henderson Triton Fund - Class N Shares	-	(33,266)	504,940	(163,749)	7,726,075
Janus Henderson U.S. Dividend Income Fund - Class N Shares	111,989	8,335	-	311,402	8,638,204
Total Equity Funds	$2,462,707	$(1,750,376)	$5,322,628	$3,558,912	$191,694,425
Exchange-Traded Funds (ETFs) - 0.8%
Janus Henderson AAA CLO	70,122	1,140	-	15,464	1,816,735
Fixed Income Funds - 14.2%
Janus Henderson Flexible Bond Fund - Class N Shares	203,182	(255,725)	-	247,962	7,040,185
Janus Henderson Global Bond Fund - Class N Shares	266,862	(387,455)	-	921,600	22,358,156
Janus Henderson High-Yield Fund - Class N Shares	26,624	(3,659)	-	23,741	812,184
Janus Henderson Multi-Sector Income Fund - Class N Shares	24,506	(16)	-	19,069	894,177
Janus Henderson Short Duration Flexible Bond Fund - Class N Shares	43,377	(38,394)	-	58,637	954,808
Total Fixed Income Funds	$564,551	$(685,249)	$-	$1,271,009	$32,059,510
Money Markets - 0.1%
Janus Henderson Cash Liquidity Fund LLC, 5.3879%ºº	5,187	-	-	-	239,810
Total Affiliated Investments - 100.0%	$3,102,567	$(2,434,485)	$5,322,628	$4,845,385	$225,810,480

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

6	DECEMBER 31, 2023

Janus Henderson Global Allocation Fund - Growth

Schedule of Investments (unaudited)

December 31, 2023

	Value at 6/30/23	Purchases	Sales Proceeds	Value at 12/31/23
Investment Companies - 100.0%
Equity Funds - 84.9%
Janus Henderson Adaptive Global Allocation Fund - Class N Shares	12,443,914	571,470	(691,390)	12,475,210
Janus Henderson Adaptive Risk Managed U.S. Equity Fund - Class N Shares	17,762,545	1,577,512	(955,121)	18,467,514
Janus Henderson Asia Equity Fund - Class N Shares	6,574,368	42,567	(571,342)	6,003,829
Janus Henderson Contrarian Fund - Class N Shares	11,934,681	879,216	(769,144)	11,830,118
Janus Henderson Emerging Markets Fund - Class N Shares	18,554,793	204,600	(4,488,541)	14,232,260
Janus Henderson Enterprise Fund - Class N Shares	9,119,303	970,200	(480,541)	9,364,194
Janus Henderson European Focus Fund - Class N Shares	4,876,866	3,647,884	(360,101)	8,608,005
Janus Henderson Forty Fund - Class N Shares	9,481,531	3,050,835	(572,310)	12,128,243
Janus Henderson Global Equity Income Fund - Class N Shares	8,892,937	5,351,499	(615,195)	13,876,221
Janus Henderson Global Real Estate Fund - Class N Shares	6,903,772	173,913	(748,498)	6,603,526
Janus Henderson Global Research Fund - Class N Shares	6,288,233	2,160,758	(387,307)	8,312,377
Janus Henderson Global Select Fund - Class N Shares	10,170,853	845,890	(1,267,207)	9,728,127
Janus Henderson Growth and Income Fund - Class N Shares	9,300,603	7,481,943	(682,450)	15,878,183
Janus Henderson Overseas Fund - Class N Shares	19,492,007	375,879	(2,776,950)	17,260,574
Janus Henderson Small-Mid Cap Value Fund - Class N Shares	11,258,174	171,250	(1,549,567)	10,561,765
Janus Henderson Triton Fund - Class N Shares	7,514,081	802,597	(393,588)	7,726,075
Janus Henderson U.S. Dividend Income Fund - Class N Shares	8,700,249	167,759	(549,541)	8,638,204
Exchange-Traded Funds (ETFs) - 0.8%
Janus Henderson AAA CLO	1,874,908	27,095	(101,872)	1,816,735
Fixed Income Funds - 14.2%
Janus Henderson Flexible Bond Fund - Class N Shares	12,673,083	249,373	(5,874,508)	7,040,185
Janus Henderson Global Bond Fund - Class N Shares	27,664,133	409,445	(6,249,567)	22,358,156
Janus Henderson High-Yield Fund - Class N Shares	813,130	31,834	(52,862)	812,184
Janus Henderson Multi-Sector Income Fund - Class N Shares	401,077	510,139	(36,092)	894,177
Janus Henderson Short Duration Flexible Bond Fund - Class N Shares	3,543,268	50,119	(2,658,822)	954,808
Money Markets - 0.1%
Janus Henderson Cash Liquidity Fund LLC, 5.3879%ºº	154,030	569,997	(484,217)	239,810

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	7

Janus Henderson Global Allocation Fund - Growth

Notes to Schedule of Investments and Other Information (unaudited)

Bloomberg Global Aggregate Bond Index	Bloomberg Global Aggregate Bond Index is a broad-based measure of the global investment grade fixed-rate debt markets.
Global Growth Allocation Index	Global Growth Allocation Index is an internally-calculated, hypothetical combination of total returns from the MSCI All Country World IndexSM (80%) and the Bloomberg Global Aggregate Bond Index (20%).
MSCI All Country World IndexSM	MSCI All Country World IndexSM reflects the equity market performance of global developed and emerging markets.

LLC	Limited Liability Company

ºº	Rate shown is the 7-day yield as of December 31, 2023.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2023. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Investment Companies
Equity Funds	$191,694,425	$-	$-
Exchange-Traded Funds (ETFs)	1,816,735	-	-
Fixed Income Funds	32,059,510	-	-
Money Markets	-	239,810	-
Total Assets	$225,570,670	$239,810	$-

8	DECEMBER 31, 2023

Janus Henderson Global Allocation Fund - Growth

Statement of Assets and Liabilities (unaudited)

December 31, 2023

Assets:
Affiliated investments, at value (cost $206,706,791)	$225,810,480
Trustees' deferred compensation	6,198
Receivables:
Fund shares sold	191,242
Investments sold	182,033
Dividends	85,914
Dividends from affiliates	1,059
Other assets	2,179
Total Assets	226,279,105
Liabilities:
Payables:	—
Fund shares repurchased	337,334
Investments purchased	85,586
Transfer agent fees and expenses	30,057
Professional fees	23,156
Advisory fees	9,607
Trustees' deferred compensation fees	6,198
Custodian fees	3,675
12b-1 Distribution and shareholder servicing fees	3,511
Trustees' fees and expenses	235
Accrued expenses and other payables	31,004
Total Liabilities	530,363
Commitments and contingent liabilities (Note 3)
Net Assets	$225,748,742
Net Assets Consist of:
Capital (par value and paid-in surplus)	$211,371,526
Total distributable earnings (loss)	14,377,216
Total Net Assets	$225,748,742
Net Assets - Class A Shares	$6,177,176
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	491,228
Net Asset Value Per Share(1)	$12.57
Maximum Offering Price Per Share(2)	$13.34
Net Assets - Class C Shares	$2,277,359
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	184,908
Net Asset Value Per Share(1)	$12.32
Net Assets - Class D Shares	$191,504,225
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	15,068,713
Net Asset Value Per Share	$12.71
Net Assets - Class I Shares	$12,735,629
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,003,077
Net Asset Value Per Share	$12.70
Net Assets - Class S Shares	$1,064,193
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	85,213
Net Asset Value Per Share	$12.49
Net Assets - Class T Shares	$11,990,160
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	944,673
Net Asset Value Per Share	$12.69

(1) Redemption price per share may be reduced for any applicable contingent deferred sales charge. (2) Maximum offering price is computed at 100/94.25 of net asset value.

See Notes to Financial Statements.

Janus Investment Fund	9

Janus Henderson Global Allocation Fund - Growth

Statement of Operations (unaudited)

For the period ended December 31, 2023

Investment Income:
Dividends from affiliates	$3,102,567
Total Investment Income	3,102,567
Expenses:
Advisory fees	54,446
12b-1 Distribution and shareholder servicing fees:
Class A Shares	7,404
Class C Shares	11,018
Class S Shares	1,263
Transfer agent administrative fees and expenses:
Class D Shares	106,533
Class S Shares	1,267
Class T Shares	15,384
Transfer agent networking and omnibus fees:
Class A Shares	2,250
Class C Shares	1,015
Class I Shares	6,255
Other transfer agent fees and expenses:
Class A Shares	170
Class C Shares	55
Class D Shares	17,074
Class I Shares	325
Class S Shares	20
Class T Shares	121
Registration fees	42,875
Professional fees	22,086
Shareholder reports expense	18,532
Custodian fees	5,192
Trustees’ fees and expenses	2,212
Other expenses	7,615
Total Expenses	323,112
Less: Excess Expense Reimbursement and Waivers	(3,617)
Net Expenses	319,495
Net Investment Income/(Loss)	2,783,072
Net Realized Gain/(Loss) on Investments:
Investments in affiliates	(2,434,485)
Capital gain distributions from underlying funds	5,322,628
Total Net Realized Gain/(Loss) on Investments	2,888,143
Change in Unrealized Net Appreciation/Depreciation:
Investments in affiliates	4,845,385
Total Change in Unrealized Net Appreciation/Depreciation	4,845,385
Net Increase/(Decrease) in Net Assets Resulting from Operations	$10,516,600

See Notes to Financial Statements.

10	DECEMBER 31, 2023

Janus Henderson Global Allocation Fund - Growth

Statements of Changes in Net Assets

	Period ended December 31, 2023 (unaudited)	Year ended June 30, 2023

Operations:
Net investment income/(loss)	$2,783,072	$2,835,132
Net realized gain/(loss) on investments	2,888,143	(5,692,960)
Change in unrealized net appreciation/depreciation	4,845,385	24,451,761
Net Increase/(Decrease) in Net Assets Resulting from Operations	10,516,600	21,593,933
Dividends and Distributions to Shareholders:
Class A Shares	(78,984)	(230,518)
Class C Shares	(12,756)	(86,622)
Class D Shares	(2,757,150)	(8,037,482)
Class I Shares	(186,334)	(588,717)
Class S Shares	(11,693)	(54,407)
Class T Shares	(162,020)	(545,358)
Net Decrease from Dividends and Distributions to Shareholders	(3,208,937)	(9,543,104)
Capital Share Transactions:
Class A Shares	(98,328)	623,306
Class C Shares	(176,012)	(768,807)
Class D Shares	(5,181,222)	(1,068,279)
Class I Shares	(1,358,468)	1,481,819
Class S Shares	(2,036)	(154,959)
Class T Shares	(1,051,531)	(1,440,925)
Net Increase/(Decrease) from Capital Share Transactions	(7,867,597)	(1,327,845)
Net Increase/(Decrease) in Net Assets	(559,934)	10,722,984
Net Assets:
Beginning of period	226,308,676	215,585,692
End of period	$225,748,742	$226,308,676

See Notes to Financial Statements.

Janus Investment Fund	11

Janus Henderson Global Allocation Fund - Growth

Financial Highlights

Class A Shares
For a share outstanding during the period ended December 31, 2023 (unaudited) and the year ended June 30	2023	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$12.15	$11.54	$16.53	$12.93	$14.05	$14.28
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.14	0.13	0.48	0.18	0.17	0.15
Net realized and unrealized gain/(loss)	0.44	0.99	(3.08)	4.12	(0.32)	0.27
Total from Investment Operations	0.58	1.12	(2.60)	4.30	(0.15)	0.42
Less Dividends and Distributions:
Dividends (from net investment income)	(0.16)	(0.10)	(0.50)	(0.18)	(0.17)	(0.17)
Distributions (from capital gains)	—	(0.41)	(1.89)	(0.52)	(0.80)	(0.48)
Total Dividends and Distributions	(0.16)	(0.51)	(2.39)	(0.70)	(0.97)	(0.65)
Net Asset Value, End of Period	$12.57	$12.15	$11.54	$16.53	$12.93	$14.05
Total Return*	4.79%	10.03%	(18.53)%	33.72%	(1.48)%	3.57%
Net Assets, End of Period (in thousands)	$6,177	$6,073	$5,148	$6,003	$4,381	$4,845
Average Net Assets for the Period (in thousands)	$5,924	$5,533	$6,076	$4,883	$4,624	$4,564
Ratios to Average Net Assets**:
Ratio of Gross Expenses(2)	0.46%	0.48%	0.45%	0.46%	0.46%	0.46%
Ratio of Net Expenses (After Waivers and Expense Offsets)(2)	0.46%	0.48%	0.45%	0.46%	0.46%	0.46%
Ratio of Net Investment Income/(Loss)(2)	2.38%	1.11%	3.28%	1.17%	1.29%	1.07%
Portfolio Turnover Rate	14%	35%	32%	50%	49%	9%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.

See Notes to Financial Statements.

12	DECEMBER 31, 2023

Janus Henderson Global Allocation Fund - Growth

Financial Highlights

Class C Shares
For a share outstanding during the period ended December 31, 2023 (unaudited) and the year ended June 30	2023	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$11.86	$11.25	$16.16	$12.65	$13.76	$14.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.10	0.05	0.37	0.09	0.07	0.05
Net realized and unrealized gain/(loss)	0.43	0.97	(3.01)	4.00	(0.32)	0.27
Total from Investment Operations	0.53	1.02	(2.64)	4.09	(0.25)	0.32
Less Dividends and Distributions:
Dividends (from net investment income)	(0.07)	—	(0.38)	(0.06)	(0.06)	(0.08)
Distributions (from capital gains)	—	(0.41)	(1.89)	(0.52)	(0.80)	(0.48)
Total Dividends and Distributions	(0.07)	(0.41)	(2.27)	(0.58)	(0.86)	(0.56)
Net Asset Value, End of Period	$12.32	$11.86	$11.25	$16.16	$12.65	$13.76
Total Return*	4.46%	9.31%	(19.11)%	32.77%	(2.23)%	2.83%
Net Assets, End of Period (in thousands)	$2,277	$2,373	$3,031	$4,096	$4,497	$6,586
Average Net Assets for the Period (in thousands)	$2,219	$2,608	$3,787	$4,340	$5,700	$6,878
Ratios to Average Net Assets**:
Ratio of Gross Expenses(2)	1.19%	1.14%	1.16%	1.14%	1.18%	1.20%
Ratio of Net Expenses (After Waivers and Expense Offsets)(2)	1.19%	1.14%	1.16%	1.14%	1.18%	1.20%
Ratio of Net Investment Income/(Loss)(2)	1.63%	0.40%	2.60%	0.64%	0.55%	0.38%
Portfolio Turnover Rate	14%	35%	32%	50%	49%	9%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.

See Notes to Financial Statements.

Janus Investment Fund	13

Janus Henderson Global Allocation Fund - Growth

Financial Highlights

Class D Shares
For a share outstanding during the period ended December 31, 2023 (unaudited) and the year ended June 30	2023	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$12.29	$11.66	$16.68	$13.04	$14.17	$14.39
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.16	0.16	0.51	0.22	0.20	0.18
Net realized and unrealized gain/(loss)	0.45	1.00	(3.12)	4.15	(0.33)	0.27
Total from Investment Operations	0.61	1.16	(2.61)	4.37	(0.13)	0.45
Less Dividends and Distributions:
Dividends (from net investment income)	(0.19)	(0.12)	(0.52)	(0.21)	(0.20)	(0.19)
Distributions (from capital gains)	—	(0.41)	(1.89)	(0.52)	(0.80)	(0.48)
Total Dividends and Distributions	(0.19)	(0.53)	(2.41)	(0.73)	(1.00)	(0.67)
Net Asset Value, End of Period	$12.71	$12.29	$11.66	$16.68	$13.04	$14.17
Total Return*	4.92%	10.31%	(18.41)%	34.01%	(1.37)%	3.77%
Net Assets, End of Period (in thousands)	$191,504	$190,497	$181,527	$233,735	$187,295	$205,433
Average Net Assets for the Period (in thousands)	$183,714	$183,974	$218,436	$213,320	$195,360	$205,469
Ratios to Average Net Assets**:
Ratio of Gross Expenses(2)	0.28%	0.29%	0.26%	0.27%	0.28%	0.29%
Ratio of Net Expenses (After Waivers and Expense Offsets)(2)	0.27%	0.28%	0.26%	0.27%	0.28%	0.28%
Ratio of Net Investment Income/(Loss)(2)	2.57%	1.31%	3.45%	1.45%	1.46%	1.27%
Portfolio Turnover Rate	14%	35%	32%	50%	49%	9%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.

See Notes to Financial Statements.

14	DECEMBER 31, 2023

Janus Henderson Global Allocation Fund - Growth

Financial Highlights

Class I Shares
For a share outstanding during the period ended December 31, 2023 (unaudited) and the year ended June 30	2023	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$12.28	$11.65	$16.68	$13.04	$14.16	$14.39
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.15	0.16	0.54	0.23	0.22	0.19
Net realized and unrealized gain/(loss)	0.46	1.01	(3.14)	4.14	(0.33)	0.26
Total from Investment Operations	0.61	1.17	(2.60)	4.37	(0.11)	0.45
Less Dividends and Distributions:
Dividends (from net investment income)	(0.19)	(0.13)	(0.54)	(0.21)	(0.21)	(0.20)
Distributions (from capital gains)	—	(0.41)	(1.89)	(0.52)	(0.80)	(0.48)
Total Dividends and Distributions	(0.19)	(0.54)	(2.43)	(0.73)	(1.01)	(0.68)
Net Asset Value, End of Period	$12.70	$12.28	$11.65	$16.68	$13.04	$14.16
Total Return*	4.95%	10.40%	(18.42)%	34.07%	(1.24)%	3.80%
Net Assets, End of Period (in thousands)	$12,736	$13,700	$11,359	$14,799	$11,548	$14,977
Average Net Assets for the Period (in thousands)	$12,648	$13,019	$14,681	$12,747	$13,319	$15,240
Ratios to Average Net Assets**:
Ratio of Gross Expenses(2)	0.23%	0.23%	0.21%	0.21%	0.22%	0.22%
Ratio of Net Expenses (After Waivers and Expense Offsets)(2)	0.23%	0.23%	0.21%	0.21%	0.22%	0.22%
Ratio of Net Investment Income/(Loss)(2)	2.53%	1.37%	3.65%	1.49%	1.59%	1.33%
Portfolio Turnover Rate	14%	35%	32%	50%	49%	9%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.

See Notes to Financial Statements.

Janus Investment Fund	15

Janus Henderson Global Allocation Fund - Growth

Financial Highlights

Class S Shares
For a share outstanding during the period ended December 31, 2023 (unaudited) and the year ended June 30	2023	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$12.06	$11.45	$16.43	$12.85	$13.96	$14.20
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.13	0.12	0.48	0.16	0.18	0.13
Net realized and unrealized gain/(loss)	0.44	0.99	(3.09)	4.08	(0.35)	0.26
Total from Investment Operations	0.57	1.11	(2.61)	4.24	(0.17)	0.39
Less Dividends and Distributions:
Dividends (from net investment income)	(0.14)	(0.09)	(0.48)	(0.14)	(0.14)	(0.15)
Distributions (from capital gains)	—	(0.41)	(1.89)	(0.52)	(0.80)	(0.48)
Total Dividends and Distributions	(0.14)	(0.50)	(2.37)	(0.66)	(0.94)	(0.63)
Net Asset Value, End of Period	$12.49	$12.06	$11.45	$16.43	$12.85	$13.96
Total Return*	4.71%	9.97%	(18.71)%	33.45%	(1.67)%	3.41%
Net Assets, End of Period (in thousands)	$1,064	$1,031	$1,134	$1,408	$1,539	$2,157
Average Net Assets for the Period (in thousands)	$1,014	$1,153	$1,423	$1,325	$1,879	$2,446
Ratios to Average Net Assets**:
Ratio of Gross Expenses(2)	0.63%	0.64%	0.62%	0.62%	0.62%	0.61%
Ratio of Net Expenses (After Waivers and Expense Offsets)(2)	0.63%	0.64%	0.62%	0.62%	0.62%	0.61%
Ratio of Net Investment Income/(Loss)(2)	2.21%	1.06%	3.31%	1.05%	1.30%	0.96%
Portfolio Turnover Rate	14%	35%	32%	50%	49%	9%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.

See Notes to Financial Statements.

16	DECEMBER 31, 2023

Janus Henderson Global Allocation Fund - Growth

Financial Highlights

Class T Shares
For a share outstanding during the period ended December 31, 2023 (unaudited) and the year ended June 30	2023	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$12.27	$11.64	$16.65	$13.02	$14.14	$14.37
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.15	0.15	0.49	0.21	0.19	0.17
Net realized and unrealized gain/(loss)	0.44	1.00	(3.10)	4.14	(0.32)	0.26
Total from Investment Operations	0.59	1.15	(2.61)	4.35	(0.13)	0.43
Less Dividends and Distributions:
Dividends (from net investment income)	(0.17)	(0.11)	(0.51)	(0.20)	(0.19)	(0.18)
Distributions (from capital gains)	—	(0.41)	(1.89)	(0.52)	(0.80)	(0.48)
Total Dividends and Distributions	(0.17)	(0.52)	(2.40)	(0.72)	(0.99)	(0.66)
Net Asset Value, End of Period	$12.69	$12.27	$11.64	$16.65	$13.02	$14.14
Total Return*	4.84%	10.22%	(18.45)%	33.88%	(1.37)%	3.61%
Net Assets, End of Period (in thousands)	$11,990	$12,635	$13,387	$16,385	$13,330	$16,624
Average Net Assets for the Period (in thousands)	$12,312	$12,814	$15,962	$15,199	$15,095	$17,721
Ratios to Average Net Assets**:
Ratio of Gross Expenses(2)	0.38%	0.39%	0.36%	0.37%	0.37%	0.38%
Ratio of Net Expenses (After Waivers and Expense Offsets)(2)	0.34%	0.35%	0.34%	0.34%	0.35%	0.36%
Ratio of Net Investment Income/(Loss)(2)	2.45%	1.24%	3.34%	1.37%	1.43%	1.20%
Portfolio Turnover Rate	14%	35%	32%	50%	49%	9%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.

See Notes to Financial Statements.

Janus Investment Fund	17

Janus Henderson Global Allocation Fund - Growth

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Janus Henderson Global Allocation Fund - Growth (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Fund operates as a “fund of funds,” meaning substantially all of the Fund’s assets will be invested in other Janus Henderson mutual funds and exchange-traded funds ("ETFs") (the “underlying funds”). The Trust offers 38 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks total return through a primary emphasis on growth of capital with a secondary emphasis on income. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.

The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.

Shareholders, including other funds, individuals, accounts, as well as the Fund’s portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US GAAP")).

Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.

Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.

Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.

The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.

Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.

Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. Class I Shares are also available to certain direct institutional investors including, but not limited to, corporations, certain retirement plans, public plans, and foundations/endowments, who established Class I Share accounts before August 4, 2017.

Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.

18	DECEMBER 31, 2023

Janus Henderson Global Allocation Fund - Growth

Notes to Financial Statements (unaudited)

Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.

Underlying Funds

The Fund invests in a variety of underlying funds to pursue a target allocation of equity investments, fixed-income securities, and alternative investments and may also invest in money market instruments or cash/cash equivalents. The Fund has a target allocation, which is how the Fund's investments generally will be allocated among the major asset classes over the long term, as well as normal ranges, under normal market conditions, within which the Fund's asset class allocations generally will vary over short-term periods. The Fund's long-term expected average asset allocation is as follows: 75% to equity investments, 15% to fixed-income securities and money market instruments, and 10% to alternative investments. Additional details and descriptions of the investment objectives and strategies of each of the underlying funds are available in the Fund’s and underlying funds’ prospectuses available at janushenderson.com. The Trustees of the underlying funds may change the investment objectives or strategies of the underlying funds at any time without prior notice to the Fund’s shareholders.

The following accounting policies have been followed by the Fund and are in conformity with US GAAP.

Investment Valuation

The Fund’s net asset value (“NAV”) is calculated based upon the NAV of each of the underlying funds in which the Fund invests on the day of valuation. The NAV for each class of the underlying funds is computed by dividing the total value of securities and other assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The Fund classifies each of its investments in underlying funds as Level 1, without consideration as to the classification level of the specific investments held by the underlying funds. There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2023 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities held by the underlying funds will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on the accrual basis and includes

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Janus Henderson Global Allocation Fund - Growth

Notes to Financial Statements (unaudited)

amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

Dividend distributions received from the underlying funds are recorded on the ex-dividend date. Upon receipt of the notification from an underlying fund, and subsequent to the ex-dividend date, a part or all of the dividend income originally recorded by the Fund may be reclassified as a tax return of capital by reducing the cost basis of the underlying fund and/or increasing the realized gain on sales of investments in the underlying fund.

Expenses

The Fund bears expenses incurred specifically on its behalf. Additionally, the Fund, as a shareholder in the underlying funds, will also indirectly bear its pro rata share of the expenses incurred by the underlying funds. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.

Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

Dividends and Distributions

The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.

The underlying funds may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the underlying funds distribute such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

2. Investment Advisory Agreements and Other Transactions with Affiliates

The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The Fund’s contractual investment advisory fee rate (expressed as an annual rate) is 0.05% of its average daily net assets.

20	DECEMBER 31, 2023

Janus Henderson Global Allocation Fund - Growth

Notes to Financial Statements (unaudited)

The Adviser has contractually agreed to waive the investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, excluding any expenses of an underlying fund (acquired fund fees and expenses), the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus payable by any share class, brokerage commissions, interest, dividends, taxes, and extraordinary expenses, exceed the annual rate of 0.14% of the Fund’s average daily net assets. The Adviser has agreed to continue the waivers for at least a one-year period commencing October 27, 2023. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.

The Adviser serves as administrator to the Fund pursuant to an administration agreement, and is authorized to perform, or cause others to perform, the administration services necessary for the operation of the Fund. The Adviser does not receive compensation for serving as administrator and it bears the expenses related to operation of the Fund, such as, but not limited to fund accounting and tax services; shareholder servicing; and preparation of various documents filed with the SEC. The Fund bears costs related to any compensation, fees, or reimbursements paid to Trustees who are independent of the Adviser; fees and expenses of counsel to the Independent Trustees; fees and expenses of consultants to the Fund; custody fees; audit expenses; brokerage commissions and all other expenses in connection with execution of portfolio transactions; blue sky registration costs; interest; all federal, state and local taxes (including stamp, excise, income, and franchise taxes); expenses of shareholder meetings, including the preparation, printing, and distribution of proxy statements, notices, and reports to shareholders; expenses of printing and mailing to existing shareholders prospectuses, statements of additional information, shareholder reports, and other materials required to be mailed to shareholders by federal or state laws or regulations; transfer agency fees and expenses payable pursuant to a transfer agency agreement between the Trust and the Transfer Agent on behalf of the Fund; any litigation; and other extraordinary expenses. In addition, some expenses related to compensation payable to the Fund's Chief Compliance Officer and compliance staff are shared with the Fund. Total compensation of $226,421 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended December 31, 2023. The Fund's portion is reported as part of “Other expenses” on the Statement of Operations.

Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s and the underlying funds’ transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.

Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion – $49.9 billion	0.10%
Over $49.9 billion	0.08%

During the reporting period, the administrative services fee rate was 0.12%.

The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class S Shares and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class S Shares and Class T Shares.

Shareholder Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.

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Janus Henderson Global Allocation Fund - Growth

Notes to Financial Statements (unaudited)

Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.

The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Under a distribution and shareholder servicing plan (the “Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, Janus Henderson Distributors US LLC (the “Distributor”), a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the Shares at an annual rate of up to 0.25% of the Class A Shares’ average daily net assets, of up to 1.00% of the Class C Shares’ average daily net assets, and of up to 0.25% of the Class S Shares’ average daily net assets. Under the terms of the Plan, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.

Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the period ended December 31, 2023, the Distributor retained upfront sales charges of $106.

A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to the Distributor during the period ended December 31, 2023.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class C Shares during the period ended December 31, 2023.

The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of December 31, 2023 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended December 31, 2023 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $196,900 were paid by the Trust to the Trustees under the Deferred Plan during the period ended December 31, 2023.

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate

22	DECEMBER 31, 2023

Janus Henderson Global Allocation Fund - Growth

Notes to Financial Statements (unaudited)

as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). The Sweep Vehicle is permitted to impose a liquidity fee (of up to 2%) on redemptions from the Sweep Vehicle or a redemption gate that temporarily suspends redemptions from the Sweep Vehicle for up to 10 business days during a 90 day period. There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended December 31, 2023 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

3. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Accumulated capital losses noted below represent net capital loss carryovers, as of June 30, 2023, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.

Capital Loss Carryover Schedule
For the year ended June 30, 2023
No Expiration
Short-Term	Long-Term	Accumulated Capital Losses
$(1,895,172)	$(3,030,879)	$ (4,926,051)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2023 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 210,196,729	$21,116,762	$ (5,503,011)	$ 15,613,751

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Notes to Financial Statements (unaudited)

4. Capital Share Transactions

	Period ended December 31, 2023		Year ended June 30, 2023
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	12,514	$ 151,427	115,901	$ 1,364,485
Reinvested dividends and distributions	6,096	76,812	19,817	223,339
Shares repurchased	(27,218)	(326,567)	(82,085)	(964,518)
Net Increase/(Decrease)	(8,608)	$ (98,328)	53,633	$ 623,306
Class C Shares:
Shares sold	9,008	$ 105,447	18,242	$ 206,928
Reinvested dividends and distributions	1,033	12,756	7,846	86,622
Shares repurchased	(25,244)	(294,215)	(95,507)	(1,062,357)
Net Increase/(Decrease)	(15,203)	$ (176,012)	(69,419)	$ (768,807)
Class D Shares:
Shares sold	208,914	$ 2,513,344	502,381	$ 5,966,714
Reinvested dividends and distributions	213,674	2,722,210	697,247	7,941,664
Shares repurchased	(856,680)	(10,416,776)	(1,264,469)	(14,976,657)
Net Increase/(Decrease)	(434,092)	$(5,181,222)	(64,841)	$(1,068,279)
Class I Shares:
Shares sold	93,926	$ 1,136,716	484,618	$ 5,591,527
Reinvested dividends and distributions	14,637	186,334	51,778	588,717
Shares repurchased	(221,438)	(2,681,518)	(395,189)	(4,698,425)
Net Increase/(Decrease)	(112,875)	$(1,358,468)	141,207	$ 1,481,819
Class S Shares:
Shares sold	1,426	$ 17,093	15,078	$ 179,544
Reinvested dividends and distributions	934	11,693	4,862	54,407
Shares repurchased	(2,674)	(30,822)	(33,387)	(388,910)
Net Increase/(Decrease)	(314)	$ (2,036)	(13,447)	$ (154,959)
Class T Shares:
Shares sold	197,351	$ 2,405,947	243,469	$ 2,847,082
Reinvested dividends and distributions	12,632	160,683	47,633	541,587
Shares repurchased	(295,333)	(3,618,161)	(411,256)	(4,829,594)
Net Increase/(Decrease)	(85,350)	$(1,051,531)	(120,154)	$(1,440,925)

5. Purchases and Sales of Investment Securities

For the period ended December 31, 2023, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$30,323,773	$ 33,316,732	$ -	$ -

6. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2023 and through the date of issuance of the Fund’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

24	DECEMBER 31, 2023

Janus Henderson Global Allocation Fund - Growth

Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093; (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov. Additionally, information regarding the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is also available, free of charge, through janushenderson.com/proxyvoting and from the SEC’s website at http://www.sec.gov.

Full Holdings

The Fund files its complete portfolio holdings (schedule of investments) with the SEC as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to shareholders. The Fund’s Form N-PORT filings and annual and semiannual reports: (i) are available on the SEC’s website at http://www.sec.gov; and (ii) are available without charge, upon request, by calling a Janus Henderson representative at 1-877-335-2687 (toll free) (or 1-800-525-3713 if you hold Class D shares). Portfolio holdings consisting of at least the names of the holdings are generally available on a monthly basis with a 30-day lag under Full Holdings for the Fund at janushenderson.com/info (or janushenderson.com/reports if you hold Class D Shares).

APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD

The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.

In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.

At meetings held on November 3, 2023 and December 14-15, 2023, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2024 through February 1, 2025, subject to earlier termination as provided for in each agreement.

In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.

Nature, Extent and Quality of Services

The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of the Adviser, particularly noting those employees who provide investment and risk management

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Janus Henderson Global Allocation Fund - Growth

Additional Information (unaudited)

services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.

In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.

The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.

Performance of the Funds

The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2023, approximately 44% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2023, approximately 50% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average 2023 performance has been reasonable, noting that: (i) for the 12 months ended September 30, 2023, approximately 43% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; (ii) for the 36 months ended September 30, 2023, approximately 45% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; and (iii) for the 5- and 10-year periods ended September 30, 2023, approximately 63% and 66% of the Janus Henderson Funds were in the top two quartiles of performance, respectively, as reported by Morningstar.

The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

· For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12

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months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

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• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

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U.S. Equity Funds

• For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend is improving.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the evaluated performance period ended June 30, 2023. The Trustees noted that the 12- and 36-month end performance periods ended June 30, 2023 were not yet available.

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• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.

Costs of Services Provided

The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 6% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.

For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, changes in portfolio management, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.

The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.

The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that the Adviser noted that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant referenced its past analyses from 2022, which found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to funds subadvised by the Adviser and to the fees the Adviser charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 9 of 11 Janus Henderson Funds had lower management fees than similar funds subadvised by the Adviser. As part of their review of the 2022 independent consultant findings, the Trustees noted that for the two Janus Henderson Funds that did not have lower management fees than similar funds subadvised by the Adviser, management fees for each were under the average of its 15(c) peer group.

The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2022 (except for Janus Henderson U.S. Dividend Income Fund, for which the period end was March 31, 2023) and noted the following with

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regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Developed World Bond Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

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Additional Information (unaudited)

• For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

U.S. Equity Funds

• For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were

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reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.

Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized

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by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that the Adviser reported no changes to its allocation methodology for the 2023 15(c) process; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.

The Trustees concluded that the management fees payable by each Janus Henderson Fund to the Adviser were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.

Economies of Scale

The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2023 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 28% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 41% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the Janus Henderson Fund is small/midsized and higher fees when the Janus Henderson Fund grows in assets.

With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2023 report that (1) 70% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.

The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.

Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.

34	DECEMBER 31, 2023

Janus Henderson Global Allocation Fund - Growth

Additional Information (unaudited)

Other Benefits to the Adviser

The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.

Janus Investment Fund	35

Janus Henderson Global Allocation Fund - Growth

Useful Information About Your Fund Report (unaudited)

Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in the Fund with one or more widely used market indices. When comparing the performance of the Fund with an index, keep in mind that market indices are not available for investment and do not reflect deduction of expenses.

Average annual total returns are quoted for a Fund with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Cumulative total returns are quoted for a Fund with less than one year of performance history. Cumulative total return is the growth or decline in value of an investment over time, independent of the period of time involved. Cumulative total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Fund’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of the Adviser and reflects the Fund’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Fund’s Schedule of Investments. This schedule reports the types of securities held in the Fund on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Fund invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Fund exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. A company may be allocated to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities, or the country where a majority of the company’s revenues are derived. The Fund’s Schedule of Investments relies upon the industry group and country classifications published by Bloomberg and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Fund’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Fund on the last day of the reporting period.

The Fund’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Fund shares sold to investors but not yet settled. The Fund’s liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Fund’s net assets. Because the Fund must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Fund’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

36	DECEMBER 31, 2023

Janus Henderson Global Allocation Fund - Growth

Useful Information About Your Fund Report (unaudited)

Statement of Operations

This statement details the Fund’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Fund holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Fund.

The next section reports the expenses incurred by the Fund, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Fund will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Fund during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Fund holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets

These statements report the increase or decrease in the Fund’s net assets during the reporting period. Changes in the Fund’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Fund’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Fund’s investment operations. The Fund’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Fund to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Fund’s net assets will not be affected.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Fund through purchases or withdrawals via redemptions. The Fund’s net assets will increase and decrease in value as investors purchase and redeem shares from the Fund.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Fund’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the total return for the period. The total return may include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. As a result, the total return may differ from the total return reflected for individual shareholder transactions. Also included are ratios of expenses and net investment income to average net assets.

The Fund’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Fund during the reporting period. Do not confuse this ratio with the Fund’s yield. The net investment income ratio is not a true measure of the Fund’s yield because it does not take into account the dividends distributed to the Fund’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Fund. Portfolio turnover is affected by market conditions, changes in the asset size of the Fund, fluctuating volume of shareholder purchase and redemption orders, the nature of the Fund’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the

Janus Investment Fund	37

Janus Henderson Global Allocation Fund - Growth

Useful Information About Your Fund Report (unaudited)

portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

38	DECEMBER 31, 2023

Janus Henderson Global Allocation Fund - Growth

Notes

NotesPage1

Janus Investment Fund	39

Janus Henderson Global Allocation Fund - Growth

Notes

NotesPage2

40	DECEMBER 31, 2023

Janus Henderson Global Allocation Fund - Growth

Notes

NotesPage3

Janus Investment Fund	41

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc Mutual funds distributed by Janus Henderson Distributors US LLC
125-24-93021 02-24

SEMIANNUAL REPORT December 31, 2023

Janus Henderson Global Allocation Fund - Moderate

Janus Investment Fund

HIGHLIGHTS • Investment strategy behind your fund • Fund performance, characteristics and holdings

Janus Henderson Global Allocation Fund - Moderate

Ashwin Alankar portfolio manager

Important Notice – Tailored Shareholder Reports

Effective January 24, 2023, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments that require mutual funds and exchange-traded funds to provide shareholders with streamlined annual and semi-annual shareholder reports that highlight key information. Other information, including financial statements, that currently appears in shareholder reports will be made available online, delivered free of charge to shareholders upon request, and filed with the SEC. The first tailored shareholder report for the Fund will be for the reporting period ending June 30, 2024. Currently, management is evaluating the impact of the rule and form amendments on the content of the Fund’s current shareholder reports.

Janus Henderson Global Allocation Fund - Moderate (unaudited)

Fund At A Glance

December 31, 2023

Holdings - (% of Net Assets)
Janus Henderson Global Bond Fund - Class N Shares	23.3%
Janus Henderson Flexible Bond Fund - Class N Shares	7.6
Janus Henderson Adaptive Risk Managed U.S. Equity Fund - Class N Shares	6.0
Janus Henderson Overseas Fund - Class N Shares	5.7
Janus Henderson Adaptive Global Allocation Fund - Class N Shares	5.5
Janus Henderson Growth and Income Fund - Class N Shares	5.2
Janus Henderson Emerging Markets Fund - Class N Shares	4.6
Janus Henderson Global Equity Income Fund - Class N Shares	4.5
Janus Henderson Forty Fund - Class N Shares	4.0
Janus Henderson Contrarian Fund - Class N Shares	3.7
Janus Henderson Small-Mid Cap Value Fund - Class N Shares	3.4
Janus Henderson Enterprise Fund - Class N Shares	3.2
Janus Henderson Global Select Fund - Class N Shares	3.2
Janus Henderson U.S. Dividend Income Fund - Class N Shares	3.0
Janus Henderson European Focus Fund - Class N Shares	2.8
Janus Henderson Global Research Fund - Class N Shares	2.7
Janus Henderson Triton Fund - Class N Shares	2.5
Janus Henderson Global Real Estate Fund - Class N Shares	2.2
Janus Henderson Asia Equity Fund - Class N Shares	2.0
Janus Henderson AAA CLO	1.9
Janus Henderson Short Duration Flexible Bond Fund - Class N Shares	1.0
Janus Henderson Multi-Sector Income Fund - Class N Shares	0.8
Janus Henderson High-Yield Fund - Class N Shares	0.7
Janus Henderson Cash Liquidity Fund LLC	0.5

Asset Allocation - (% of Net Assets)
Equity Funds	64.2%
Fixed Income Funds	33.4%
Exchange-Traded Funds (ETFs)	1.9%
Money Markets	0.5%
Other	0.0%
100.0%

Janus Investment Fund	1

Janus Henderson Global Allocation Fund - Moderate (unaudited)

Performance

See important disclosures on the next page.

Average Annual Total Return - for the periods ended December 31, 2023						Prospectus Expense Ratios
	Fiscal Year-to-Date	One Year	Five Year	Ten Year	Since Inception*	Total Annual Fund Operating Expenses‡	Net Annual Fund Operating Expenses‡
Class A Shares at NAV	4.68%	11.50%	5.35%	3.82%	5.36%	1.13%	1.11%
Class A Shares at MOP	-1.36%	5.05%	4.12%	3.20%	5.01%
Class C Shares at NAV	4.26%	10.74%	4.59%	3.12%	4.61%	1.92%	1.90%
Class C Shares at CDSC	3.26%	9.74%	4.59%	3.12%	4.61%
Class D Shares	4.83%	11.71%	5.54%	4.01%	5.55%	0.97%	0.93%
Class I Shares	4.76%	11.64%	5.58%	4.04%	5.59%	0.90%	0.88%
Class S Shares	4.64%	11.32%	5.16%	3.64%	5.15%	1.32%	1.29%
Class T Shares	4.76%	11.66%	5.47%	3.94%	5.49%	1.07%	1.04%
MSCI All Country World Index	7.26%	22.20%	11.72%	7.93%	6.95%
Global Moderate Allocation Index	6.07%	15.43%	7.01%	5.05%	5.39%
Morningstar Quartile - Class T Shares	-	2nd	3rd	3rd	2nd
Morningstar Ranking - based on total returns for World Allocation Funds	-	193/391	274/384	202/330	81/207

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.668.0434 (or 800.525.3713 if you hold shares directly with Janus Henderson) or visit janushenderson.com/performance (or janushenderson.com/allfunds if you hold shares directly with Janus Henderson).

Maximum Offering Price (MOP) returns include the maximum sales charge of 5.75%. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

CDSC returns include a 1% contingent deferred sales charge (CDSC) on Shares redeemed within 12 months of purchase. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

2	DECEMBER 31, 2023

Janus Henderson Global Allocation Fund - Moderate (unaudited)

Performance

Performance may be affected by risks that include those associated with foreign and emerging markets, fixed income securities, high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), Environmental, Social and Governance (ESG) factors, non-diversification, portfolio turnover, derivatives, short sales, initial public offerings (IPOs) and potential conflicts of interest. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.

Performance of the Global Allocation Funds depends on that of the underlying funds. They are subject to the volatility of the financial markets. Because Janus Henderson Investors US LLC is the adviser to the Fund and to the underlying affiliated funds held within the Fund, it is subject to certain potential conflicts of interest.

Returns include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

Class A Shares, Class C Shares, and Class S Shares commenced operations on July 6, 2009. Performance shown for each class for periods prior to July 6, 2009, reflects the performance of the Fund’s Class J Shares, the initial share class (renamed Class T Shares effective February 16, 2010), calculated using the fees and expenses of each respective share class, without the effect of any fee and expense limitations or waivers.

Class D Shares commenced operations on February 16, 2010. Performance shown for periods prior to February 16, 2010, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses in effect during the periods shown, net of any applicable fee and expense limitations or waivers.

Class I Shares commenced operations on July 6, 2009. Performance shown for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of Class J Shares, net of any applicable fee and expense limitations or waivers.

If each share class of the Fund had been available during periods prior to its commencement, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of each share class reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers. Please refer to the Fund’s prospectuses for further details concerning historical performance.

Ranking is for the share class shown only; other classes may have different performance characteristics. When an expense waiver is in effect, it may have a material effect on the total return, and therefore the ranking for the period.

© 2023 Morningstar, Inc. All Rights Reserved.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged.

See “Useful Information About Your Fund Report.”

*The Fund’s inception date – December 30, 2005

‡ As stated in the prospectus. Net expense ratios reflect the expense waiver, if any, contractually agreed to for at least a one-year period commencing on October 27, 2023. This contractual waiver may be terminated or modified only at the discretion of the Board of Trustees. See Financial Highlights for actual expense ratios during the reporting period.

Janus Investment Fund	3

Janus Henderson Global Allocation Fund - Moderate (unaudited)

Expense Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges (loads) on purchase payments (applicable to Class A Shares only); and (2) ongoing costs, including management fees; 12b-1 distribution and shareholder servicing fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in any share class or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. These fees are fully described in the Fund’s prospectuses. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (7/1/23)	Ending Account Value (12/31/23)	Expenses Paid During Period (7/1/23 - 12/31/23)†	Beginning Account Value (7/1/23)	Ending Account Value (12/31/23)	Expenses Paid During Period (7/1/23 - 12/31/23)†	Net Annualized Expense Ratio (7/1/23 - 12/31/23)††
Class A Shares	$1,000.00	$1,046.80	$2.21	$1,000.00	$1,022.97	$2.19	0.43%
Class C Shares	$1,000.00	$1,042.60	$5.90	$1,000.00	$1,019.36	$5.84	1.15%
Class D Shares	$1,000.00	$1,048.30	$1.29	$1,000.00	$1,023.88	$1.27	0.25%
Class I Shares	$1,000.00	$1,047.60	$1.18	$1,000.00	$1,023.98	$1.17	0.23%
Class S Shares	$1,000.00	$1,046.40	$3.14	$1,000.00	$1,022.07	$3.10	0.61%
Class T Shares	$1,000.00	$1,047.60	$1.70	$1,000.00	$1,023.48	$1.68	0.33%
†

Expenses Paid During Period are equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Fund’s prospectuses for more information regarding waivers and/or reimbursements.

††	Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.

4	DECEMBER 31, 2023

Janus Henderson Global Allocation Fund - Moderate

Schedule of Investments (unaudited)

December 31, 2023

Shares		Value
Investment Companies£– 100.0%
Equity Funds – 64.2%
Janus Henderson Adaptive Global Allocation Fund - Class N Shares	1,040,087	$10,525,658
Janus Henderson Adaptive Risk Managed U.S. Equity Fund - Class N Shares	1,169,325	11,529,248
Janus Henderson Asia Equity Fund - Class N Shares	386,908	3,791,164
Janus Henderson Contrarian Fund - Class N Shares	275,972	7,136,999
Janus Henderson Emerging Markets Fund - Class N Shares	995,972	8,853,793
Janus Henderson Enterprise Fund - Class N Shares	45,741	6,081,199
Janus Henderson European Focus Fund - Class N Shares	123,318	5,383,117
Janus Henderson Forty Fund - Class N Shares	153,963	7,531,849
Janus Henderson Global Equity Income Fund - Class N Shares	1,388,468	8,483,020
Janus Henderson Global Real Estate Fund - Class N Shares	352,457	4,130,429
Janus Henderson Global Research Fund - Class N Shares	54,714	5,193,073
Janus Henderson Global Select Fund - Class N Shares	360,772	6,071,912
Janus Henderson Growth and Income Fund - Class N Shares	144,633	9,969,472
Janus Henderson Overseas Fund - Class N Shares	250,147	10,784,257
Janus Henderson Small-Mid Cap Value Fund - Class N Shares	441,804	6,419,485
Janus Henderson Triton Fund - Class N Shares	179,975	4,790,608
Janus Henderson U.S. Dividend Income Fund - Class N Shares	538,910	5,723,295
		122,398,578
Exchange-Traded Funds (ETFs) – 1.9%
Janus Henderson AAA CLO	71,462	3,594,539
Fixed Income Funds – 33.4%
Janus Henderson Flexible Bond Fund - Class N Shares	1,542,615	14,577,689
Janus Henderson Global Bond Fund - Class N Shares	5,551,518	44,240,530
Janus Henderson High-Yield Fund - Class N Shares	191,454	1,384,106
Janus Henderson Multi-Sector Income Fund - Class N Shares	185,946	1,597,292
Janus Henderson Short Duration Flexible Bond Fund - Class N Shares	654,453	1,865,127
		63,664,744
Money Markets – 0.5%
Janus Henderson Cash Liquidity Fund LLC, 5.3879%ºº	1,034,982	1,035,189
Total Investments (total cost $183,684,424) – 100.0%		190,693,050
Liabilities, net of Cash, Receivables and Other Assets – (0)%		(50,876)
Net Assets – 100%		$190,642,174

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	5

Janus Henderson Global Allocation Fund - Moderate

Schedule of Investments (unaudited)

December 31, 2023

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Capital Gain Distributions from Underlying Funds	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/23
Investment Companies - 100.0%
Equity Funds - 64.2%
Janus Henderson Adaptive Global Allocation Fund - Class N Shares	$414,566	$(8,618)	$-	$135,089	$10,525,658
Janus Henderson Adaptive Risk Managed U.S. Equity Fund - Class N Shares	70,153	(61,173)	357,528	114,555	11,529,248
Janus Henderson Asia Equity Fund - Class N Shares	1,852	(121,768)	-	99,472	3,791,164
Janus Henderson Contrarian Fund - Class N Shares	44,823	76,556	439,017	(208,703)	7,136,999
Janus Henderson Emerging Markets Fund - Class N Shares	68,414	(742,491)	-	724,016	8,853,793
Janus Henderson Enterprise Fund - Class N Shares	-	(4,644)	419,047	(145,829)	6,081,199
Janus Henderson European Focus Fund - Class N Shares	133,816	11,549	-	264,257	5,383,117
Janus Henderson Forty Fund - Class N Shares	24,707	21,428	553,640	79,974	7,531,849
Janus Henderson Global Equity Income Fund - Class N Shares	296,555	(18,274)	-	170,303	8,483,020
Janus Henderson Global Real Estate Fund - Class N Shares	82,603	(28,176)	-	200,337	4,130,429
Janus Henderson Global Research Fund - Class N Shares	49,273	4,993	200,514	150,300	5,193,073
Janus Henderson Global Select Fund - Class N Shares	87,664	114,258	399,923	(122,921)	6,071,912
Janus Henderson Growth and Income Fund - Class N Shares	58,962	(250)	630,170	(138,658)	9,969,472
Janus Henderson Overseas Fund - Class N Shares	164,454	821,279	-	(733,093)	10,784,257
Janus Henderson Small-Mid Cap Value Fund - Class N Shares	64,737	(84,896)	-	488,004	6,419,485
Janus Henderson Triton Fund - Class N Shares	-	(19,408)	311,876	(95,698)	4,790,608
Janus Henderson U.S. Dividend Income Fund - Class N Shares	74,062	3,149	-	207,707	5,723,295
Total Equity Funds	$1,636,641	$(36,486)	$3,311,715	$1,189,112	$122,398,578
Exchange-Traded Funds (ETFs) - 1.9%
Janus Henderson AAA CLO	127,603	1,284	-	27,200	3,594,539
Fixed Income Funds - 33.4%
Janus Henderson Flexible Bond Fund - Class N Shares	358,501	(214,659)	-	362,110	14,577,689
Janus Henderson Global Bond Fund - Class N Shares	492,828	(273,292)	-	1,566,451	44,240,530
Janus Henderson High-Yield Fund - Class N Shares	41,931	(5,176)	-	41,667	1,384,106
Janus Henderson Multi-Sector Income Fund - Class N Shares	42,671	(188)	-	34,604	1,597,292
Janus Henderson Short Duration Flexible Bond Fund - Class N Shares	74,583	(57,594)	-	96,876	1,865,127
Total Fixed Income Funds	$1,010,514	$(550,909)	$-	$2,101,708	$63,664,744
Money Markets - 0.5%
Janus Henderson Cash Liquidity Fund LLC, 5.3879%ºº	18,317	-	-	-	1,035,189
Total Affiliated Investments - 100.0%	$2,793,075	$(586,111)	$3,311,715	$3,318,020	$190,693,050

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

6	DECEMBER 31, 2023

Janus Henderson Global Allocation Fund - Moderate

Schedule of Investments (unaudited)

December 31, 2023

	Value at 6/30/23	Purchases	Sales Proceeds	Value at 12/31/23
Investment Companies - 100.0%
Equity Funds - 64.2%
Janus Henderson Adaptive Global Allocation Fund - Class N Shares	10,568,203	498,260	(667,276)	10,525,658
Janus Henderson Adaptive Risk Managed U.S. Equity Fund - Class N Shares	11,052,160	1,017,071	(593,365)	11,529,248
Janus Henderson Asia Equity Fund - Class N Shares	4,080,932	32,627	(300,099)	3,791,164
Janus Henderson Contrarian Fund - Class N Shares	7,313,733	537,621	(582,208)	7,136,999
Janus Henderson Emerging Markets Fund - Class N Shares	11,363,068	140,740	(2,631,540)	8,853,793
Janus Henderson Enterprise Fund - Class N Shares	5,506,479	1,026,434	(301,241)	6,081,199
Janus Henderson European Focus Fund - Class N Shares	3,036,451	2,297,134	(226,274)	5,383,117
Janus Henderson Forty Fund - Class N Shares	5,725,518	2,056,857	(351,928)	7,531,849
Janus Henderson Global Equity Income Fund - Class N Shares	5,283,368	3,422,901	(375,278)	8,483,020
Janus Henderson Global Real Estate Fund - Class N Shares	4,318,573	114,347	(474,652)	4,130,429
Janus Henderson Global Research Fund - Class N Shares	3,786,506	1,490,492	(239,218)	5,193,073
Janus Henderson Global Select Fund - Class N Shares	6,646,549	535,515	(1,101,489)	6,071,912
Janus Henderson Growth and Income Fund - Class N Shares	5,412,270	5,119,121	(423,011)	9,969,472
Janus Henderson Overseas Fund - Class N Shares	12,994,370	250,853	(2,549,152)	10,784,257
Janus Henderson Small-Mid Cap Value Fund - Class N Shares	7,145,641	114,043	(1,243,307)	6,419,485
Janus Henderson Triton Fund - Class N Shares	4,406,443	735,940	(236,669)	4,790,608
Janus Henderson U.S. Dividend Income Fund - Class N Shares	5,691,394	121,210	(300,165)	5,723,295
Exchange-Traded Funds (ETFs) - 1.9%
Janus Henderson AAA CLO	3,015,825	735,944	(185,714)	3,594,539
Fixed Income Funds - 33.4%
Janus Henderson Flexible Bond Fund - Class N Shares	18,813,049	477,202	(4,860,013)	14,577,689
Janus Henderson Global Bond Fund - Class N Shares	46,390,269	845,002	(4,287,900)	44,240,530
Janus Henderson High-Yield Fund - Class N Shares	1,116,081	298,486	(66,952)	1,384,106
Janus Henderson Multi-Sector Income Fund - Class N Shares	644,661	982,322	(64,107)	1,597,292
Janus Henderson Short Duration Flexible Bond Fund - Class N Shares	5,701,280	91,403	(3,966,838)	1,865,127
Money Markets - 0.5%
Janus Henderson Cash Liquidity Fund LLC, 5.3879%ºº	192,076	1,998,545	(1,155,432)	1,035,189

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	7

Janus Henderson Global Allocation Fund - Moderate

Notes to Schedule of Investments and Other Information (unaudited)

Bloomberg Global Aggregate Bond Index	Bloomberg Global Aggregate Bond Index is a broad-based measure of the global investment grade fixed-rate debt markets.
Global Moderate Allocation Index

Global Moderate Allocation Index is an internally-calculated, hypothetical combination of total returns from the MSCI All Country World IndexSM (60%) and the Bloomberg Global Aggregate Bond Index (40%).

MSCI All Country World IndexSM	MSCI All Country World IndexSM reflects the equity market performance of global developed and emerging markets.

LLC	Limited Liability Company

ºº	Rate shown is the 7-day yield as of December 31, 2023.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2023. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Investment Companies
Equity Funds	$122,398,578	$-	$-
Exchange-Traded Funds (ETFs)	3,594,539	-	-
Fixed Income Funds	63,664,744	-	-
Money Markets	-	1,035,189	-
Total Assets	$189,657,861	$1,035,189	$-

8	DECEMBER 31, 2023

Janus Henderson Global Allocation Fund - Moderate

Statement of Assets and Liabilities (unaudited)

December 31, 2023

Assets:
Affiliated investments, at value (cost $183,684,424)	$190,693,050
Trustees' deferred compensation	5,232
Receivables:
Dividends	173,859
Fund shares sold	162,836
Investments sold	88,331
Other assets	1,837
Total Assets	191,125,145
Liabilities:
Payables:	—
Fund shares repurchased	222,286
Investments purchased	169,128
Transfer agent fees and expenses	24,470
Professional fees	23,330
Trustees' deferred compensation fees	5,232
Custodian fees	3,653
Advisory fees	3,439
12b-1 Distribution and shareholder servicing fees	2,764
Trustees' fees and expenses	207
Accrued expenses and other payables	28,462
Total Liabilities	482,971
Commitments and contingent liabilities (Note 3)
Net Assets	$190,642,174
Net Assets Consist of:
Capital (par value and paid-in surplus)	$187,817,070
Total distributable earnings (loss)	2,825,104
Total Net Assets	$190,642,174
Net Assets - Class A Shares	$9,308,146
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	798,955
Net Asset Value Per Share(1)	$11.65
Maximum Offering Price Per Share(2)	$12.36
Net Assets - Class C Shares	$742,818
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	64,573
Net Asset Value Per Share(1)	$11.50
Net Assets - Class D Shares	$165,743,777
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	14,123,286
Net Asset Value Per Share	$11.74
Net Assets - Class I Shares	$3,513,829
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	299,712
Net Asset Value Per Share	$11.72
Net Assets - Class S Shares	$483,531
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	41,843
Net Asset Value Per Share	$11.56
Net Assets - Class T Shares	$10,850,073
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	927,376
Net Asset Value Per Share	$11.70

(1) Redemption price per share may be reduced for any applicable contingent deferred sales charge. (2) Maximum offering price is computed at 100/94.25 of net asset value.

See Notes to Financial Statements.

Janus Investment Fund	9

Janus Henderson Global Allocation Fund - Moderate

Statement of Operations (unaudited)

For the period ended December 31, 2023

Investment Income:
Dividends from affiliates	$2,793,075
Total Investment Income	2,793,075
Expenses:
Advisory fees	45,869
12b-1 Distribution and shareholder servicing fees:
Class A Shares	11,399
Class C Shares	3,318
Class S Shares	539
Transfer agent administrative fees and expenses:
Class D Shares	92,118
Class S Shares	561
Class T Shares	13,432
Transfer agent networking and omnibus fees:
Class A Shares	2,529
Class C Shares	387
Class I Shares	1,811
Other transfer agent fees and expenses:
Class A Shares	250
Class C Shares	26
Class D Shares	13,338
Class I Shares	111
Class S Shares	8
Class T Shares	114
Registration fees	44,279
Professional fees	22,043
Shareholder reports expense	15,729
Custodian fees	5,795
Trustees’ fees and expenses	1,846
Other expenses	7,482
Total Expenses	282,984
Less: Excess Expense Reimbursement and Waivers	(34,158)
Net Expenses	248,826
Net Investment Income/(Loss)	2,544,249
Net Realized Gain/(Loss) on Investments:
Investments in affiliates	(586,111)
Capital gain distributions from underlying funds	3,311,715
Total Net Realized Gain/(Loss) on Investments	2,725,604
Change in Unrealized Net Appreciation/Depreciation:
Investments in affiliates	3,318,020
Total Change in Unrealized Net Appreciation/Depreciation	3,318,020
Net Increase/(Decrease) in Net Assets Resulting from Operations	$8,587,873

See Notes to Financial Statements.

10	DECEMBER 31, 2023

Janus Henderson Global Allocation Fund - Moderate

Statements of Changes in Net Assets

	Period ended December 31, 2023 (unaudited)	Year ended June 30, 2023

Operations:
Net investment income/(loss)	$2,544,249	$2,762,568
Net realized gain/(loss) on investments	2,725,604	(6,010,036)
Change in unrealized net appreciation/depreciation	3,318,020	17,173,033
Net Increase/(Decrease) in Net Assets Resulting from Operations	8,587,873	13,925,565
Dividends and Distributions to Shareholders:
Class A Shares	(124,694)	(242,632)
Class C Shares	(4,667)	(20,118)
Class D Shares	(2,504,967)	(4,624,841)
Class I Shares	(53,937)	(122,537)
Class S Shares	(4,883)	(26,980)
Class T Shares	(155,379)	(324,596)
Net Decrease from Dividends and Distributions to Shareholders	(2,848,527)	(5,361,704)
Capital Share Transactions:
Class A Shares	(423,798)	(2,434,840)
Class C Shares	(72,832)	(653,691)
Class D Shares	(3,562,068)	(7,638,439)
Class I Shares	(496,784)	(767,425)
Class S Shares	23,770	(664,740)
Class T Shares	(693,539)	(2,468,613)
Net Increase/(Decrease) from Capital Share Transactions	(5,225,251)	(14,627,748)
Net Increase/(Decrease) in Net Assets	514,095	(6,063,887)
Net Assets:
Beginning of period	190,128,079	196,191,966
End of period	$190,642,174	$190,128,079

See Notes to Financial Statements.

Janus Investment Fund	11

Janus Henderson Global Allocation Fund - Moderate

Financial Highlights

Class A Shares
For a share outstanding during the period ended December 31, 2023 (unaudited) and the year ended June 30	2023	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$11.28	$10.79	$14.88	$12.29	$12.90	$13.07
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.14	0.14	0.43	0.22	0.16	0.09
Net realized and unrealized gain/(loss)	0.39	0.64	(2.77)	2.98	(0.06)	0.28
Total from Investment Operations	0.53	0.78	(2.34)	3.20	0.10	0.37
Less Dividends and Distributions:
Dividends (from net investment income)	(0.16)	(0.06)	(0.44)	(0.22)	(0.14)	(0.10)
Distributions (from capital gains)	—	(0.23)	(1.31)	(0.39)	(0.57)	(0.44)
Total Dividends and Distributions	(0.16)	(0.29)	(1.75)	(0.61)	(0.71)	(0.54)
Net Asset Value, End of Period	$11.65	$11.28	$10.79	$14.88	$12.29	$12.90
Total Return*	4.68%	7.37%	(17.84)%	26.39%	0.60%	3.32%
Net Assets, End of Period (in thousands)	$9,308	$9,441	$11,371	$14,023	$8,165	$9,529
Average Net Assets for the Period (in thousands)	$9,100	$10,004	$13,650	$11,150	$9,063	$9,899
Ratios to Average Net Assets**:
Ratio of Gross Expenses(2)	0.45%	0.46%	0.43%	0.43%	0.41%	0.45%
Ratio of Net Expenses (After Waivers and Expense Offsets)(2)	0.43%	0.44%	0.43%	0.43%	0.41%	0.45%
Ratio of Net Investment Income/(Loss)(2)	2.58%	1.24%	3.21%	1.56%	1.29%	0.68%
Portfolio Turnover Rate	14%	36%	43%	41%	51%	6%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.

See Notes to Financial Statements.

12	DECEMBER 31, 2023

Janus Henderson Global Allocation Fund - Moderate

Financial Highlights

Class C Shares
For a share outstanding during the period ended December 31, 2023 (unaudited) and the year ended June 30	2023	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$11.10	$10.64	$14.66	$12.11	$12.70	$12.86
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.10	0.06	0.32	0.16	0.06	0.01
Net realized and unrealized gain/(loss)	0.37	0.63	(2.72)	2.88	(0.05)	0.27
Total from Investment Operations	0.47	0.69	(2.40)	3.04	0.01	0.28
Less Dividends and Distributions:
Dividends (from net investment income)	(0.07)	—	(0.31)	(0.10)	(0.03)	—(2)
Distributions (from capital gains)	—	(0.23)	(1.31)	(0.39)	(0.57)	(0.44)
Total Dividends and Distributions	(0.07)	(0.23)	(1.62)	(0.49)	(0.60)	(0.44)
Net Asset Value, End of Period	$11.50	$11.10	$10.64	$14.66	$12.11	$12.70
Total Return*	4.26%	6.61%	(18.40)%	25.39%	(0.06)%	2.57%
Net Assets, End of Period (in thousands)	$743	$789	$1,387	$2,854	$4,381	$6,211
Average Net Assets for the Period (in thousands)	$760	$1,088	$2,274	$3,487	$5,235	$6,648
Ratios to Average Net Assets**:
Ratio of Gross Expenses(3)	1.17%	1.17%	1.19%	1.12%	1.18%	1.14%
Ratio of Net Expenses (After Waivers and Expense Offsets)(3)	1.15%	1.15%	1.19%	1.11%	1.18%	1.14%
Ratio of Net Investment Income/(Loss)(3)	1.83%	0.56%	2.42%	1.17%	0.45%	0.08%
Portfolio Turnover Rate	14%	36%	43%	41%	51%	6%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Less than $0.005 on a per share basis.

(3) Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.

See Notes to Financial Statements.

13

Janus Henderson Global Allocation Fund - Moderate

Financial Highlights

Class D Shares
For a share outstanding during the period ended December 31, 2023 (unaudited) and the year ended June 30	2023	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$11.37	$10.88	$14.99	$12.38	$12.98	$13.16
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.16	0.16	0.45	0.26	0.18	0.11
Net realized and unrealized gain/(loss)	0.39	0.65	(2.79)	2.98	(0.05)	0.28
Total from Investment Operations	0.55	0.81	(2.34)	3.24	0.13	0.39
Less Dividends and Distributions:
Dividends (from net investment income)	(0.18)	(0.09)	(0.46)	(0.24)	(0.16)	(0.13)
Distributions (from capital gains)	—	(0.23)	(1.31)	(0.39)	(0.57)	(0.44)
Total Dividends and Distributions	(0.18)	(0.32)	(1.77)	(0.63)	(0.73)	(0.57)
Net Asset Value, End of Period	$11.74	$11.37	$10.88	$14.99	$12.38	$12.98
Total Return*	4.83%	7.59%	(17.71)%	26.53%	0.84%	3.44%
Net Assets, End of Period (in thousands)	$165,744	$164,312	$164,692	$213,724	$178,202	$196,873
Average Net Assets for the Period (in thousands)	$158,855	$163,560	$199,211	$197,314	$187,271	$199,360
Ratios to Average Net Assets**:
Ratio of Gross Expenses(2)	0.29%	0.30%	0.26%	0.27%	0.27%	0.29%
Ratio of Net Expenses (After Waivers and Expense Offsets)(2)	0.25%	0.26%	0.25%	0.25%	0.26%	0.26%
Ratio of Net Investment Income/(Loss)(2)	2.78%	1.46%	3.35%	1.84%	1.40%	0.88%
Portfolio Turnover Rate	14%	36%	43%	41%	51%	6%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.

See Notes to Financial Statements.

14	DECEMBER 31, 2023

Janus Henderson Global Allocation Fund - Moderate

Financial Highlights

Class I Shares
For a share outstanding during the period ended December 31, 2023 (unaudited) and the year ended June 30	2023	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$11.36	$10.86	$14.98	$12.37	$12.97	$13.15
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.15	0.17	0.53	0.25	0.19	0.11
Net realized and unrealized gain/(loss)	0.39	0.64	(2.86)	3.00	(0.05)	0.29
Total from Investment Operations	0.54	0.81	(2.33)	3.25	0.14	0.40
Less Dividends and Distributions:
Dividends (from net investment income)	(0.18)	(0.08)	(0.48)	(0.25)	(0.17)	(0.14)
Distributions (from capital gains)	—	(0.23)	(1.31)	(0.39)	(0.57)	(0.44)
Total Dividends and Distributions	(0.18)	(0.31)	(1.79)	(0.64)	(0.74)	(0.58)
Net Asset Value, End of Period	$11.72	$11.36	$10.86	$14.98	$12.37	$12.97
Total Return*	4.76%	7.65%	(17.72)%	26.62%	0.88%	3.53%
Net Assets, End of Period (in thousands)	$3,514	$3,930	$4,528	$6,744	$4,551	$5,533
Average Net Assets for the Period (in thousands)	$3,595	$4,247	$12,862	$5,660	$4,907	$5,905
Ratios to Average Net Assets**:
Ratio of Gross Expenses(2)	0.25%	0.23%	0.22%	0.21%	0.21%	0.22%
Ratio of Net Expenses (After Waivers and Expense Offsets)(2)	0.23%	0.21%	0.22%	0.21%	0.21%	0.22%
Ratio of Net Investment Income/(Loss)(2)	2.70%	1.55%	3.87%	1.81%	1.47%	0.85%
Portfolio Turnover Rate	14%	36%	43%	41%	51%	6%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.

See Notes to Financial Statements.

15

Janus Henderson Global Allocation Fund - Moderate

Financial Highlights

Class S Shares
For a share outstanding during the period ended December 31, 2023 (unaudited) and the year ended June 30	2023	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$11.16	$10.69	$14.75	$12.19	$12.79	$12.97
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.14	0.14	0.40	0.21	0.15	0.06
Net realized and unrealized gain/(loss)	0.38	0.60	(2.74)	2.93	(0.07)	0.29
Total from Investment Operations	0.52	0.74	(2.34)	3.14	0.08	0.35
Less Dividends and Distributions:
Dividends (from net investment income)	(0.12)	(0.04)	(0.41)	(0.19)	(0.11)	(0.09)
Distributions (from capital gains)	—	(0.23)	(1.31)	(0.39)	(0.57)	(0.44)
Total Dividends and Distributions	(0.12)	(0.27)	(1.72)	(0.58)	(0.68)	(0.53)
Net Asset Value, End of Period	$11.56	$11.16	$10.69	$14.75	$12.19	$12.79
Total Return*	4.64%	7.11%	(17.97)%	26.03%	0.47%	3.14%
Net Assets, End of Period (in thousands)	$484	$443	$1,066	$1,385	$1,247	$2,217
Average Net Assets for the Period (in thousands)	$449	$951	$1,322	$1,358	$1,929	$2,482
Ratios to Average Net Assets**:
Ratio of Gross Expenses(2)	0.63%	0.65%	0.62%	0.62%	0.62%	0.60%
Ratio of Net Expenses (After Waivers and Expense Offsets)(2)	0.61%	0.63%	0.62%	0.62%	0.62%	0.60%
Ratio of Net Investment Income/(Loss)(2)	2.47%	1.30%	3.03%	1.51%	1.17%	0.51%
Portfolio Turnover Rate	14%	36%	43%	41%	51%	6%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.

See Notes to Financial Statements.

16	DECEMBER 31, 2023

Janus Henderson Global Allocation Fund - Moderate

Financial Highlights

Class T Shares
For a share outstanding during the period ended December 31, 2023 (unaudited) and the year ended June 30	2023	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$11.33	$10.84	$14.94	$12.34	$12.94	$13.12
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.15	0.15	0.44	0.24	0.16	0.10
Net realized and unrealized gain/(loss)	0.39	0.64	(2.78)	2.98	(0.04)	0.28
Total from Investment Operations	0.54	0.79	(2.34)	3.22	0.12	0.38
Less Dividends and Distributions:
Dividends (from net investment income)	(0.17)	(0.07)	(0.45)	(0.23)	(0.15)	(0.12)
Distributions (from capital gains)	—	(0.23)	(1.31)	(0.39)	(0.57)	(0.44)
Total Dividends and Distributions	(0.17)	(0.30)	(1.76)	(0.62)	(0.72)	(0.56)
Net Asset Value, End of Period	$11.70	$11.33	$10.84	$14.94	$12.34	$12.94
Total Return*	4.76%	7.51%	(17.77)%	26.43%	0.76%	3.38%
Net Assets, End of Period (in thousands)	$10,850	$11,213	$13,148	$16,849	$13,981	$16,966
Average Net Assets for the Period (in thousands)	$10,751	$12,102	$15,737	$15,516	$15,728	$17,106
Ratios to Average Net Assets**:
Ratio of Gross Expenses(2)	0.39%	0.40%	0.37%	0.37%	0.37%	0.38%
Ratio of Net Expenses (After Waivers and Expense Offsets)(2)	0.33%	0.33%	0.33%	0.32%	0.34%	0.34%
Ratio of Net Investment Income/(Loss)(2)	2.67%	1.38%	3.27%	1.76%	1.29%	0.79%
Portfolio Turnover Rate	14%	36%	43%	41%	51%	6%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Fund invests.

See Notes to Financial Statements.

17

Janus Henderson Global Allocation Fund - Moderate

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Janus Henderson Global Allocation Fund - Moderate (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Fund operates as a “fund of funds,” meaning substantially all of the Fund’s assets will be invested in other Janus Henderson mutual funds and exchange-traded funds ("ETFs") (the “underlying funds”). The Trust offers 38 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks total return through growth of capital and income. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.

The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.

Shareholders, including other funds, individuals, accounts, as well as the Fund’s portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US GAAP")).

Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.

Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.

Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.

The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.

Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.

Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. Class I Shares are also available to certain direct institutional investors including, but not limited to, corporations, certain retirement plans, public plans, and foundations/endowments, who established Class I Share accounts before August 4, 2017.

Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.

18	DECEMBER 31, 2023

Janus Henderson Global Allocation Fund - Moderate

Notes to Financial Statements (unaudited)

Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.

Underlying Funds

The Fund invests in a variety of underlying funds to pursue a target allocation of equity investments, fixed-income securities, and alternative investments and may also invest in money market instruments or cash/cash equivalents. The Fund has a target allocation, which is how the Fund's investments generally will be allocated among the major asset classes over the long term, as well as normal ranges, under normal market conditions, within which the Fund's asset class allocations generally will vary over short-term periods. The Fund's long-term expected average asset allocation is as follows: 55% to equity investments, 35% to fixed-income securities and money market instruments, and 10% to alternative investments. Additional details and descriptions of the investment objectives and strategies of each of the underlying funds are available in the Fund’s and underlying funds’ prospectuses available at janushenderson.com. The Trustees of the underlying funds may change the investment objectives or strategies of the underlying funds at any time without prior notice to the Fund’s shareholders.

The following accounting policies have been followed by the Fund and are in conformity with US GAAP.

Investment Valuation

The Fund’s net asset value (“NAV”) is calculated based upon the NAV of each of the underlying funds in which the Fund invests on the day of valuation. The NAV for each class of the underlying funds is computed by dividing the total value of securities and other assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The Fund classifies each of its investments in underlying funds as Level 1, without consideration as to the classification level of the specific investments held by the underlying funds. There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2023 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities held by the underlying funds will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on the accrual basis and includes

Janus Investment Fund	19

Janus Henderson Global Allocation Fund - Moderate

Notes to Financial Statements (unaudited)

amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

Dividend distributions received from the underlying funds are recorded on the ex-dividend date. Upon receipt of the notification from an underlying fund, and subsequent to the ex-dividend date, a part or all of the dividend income originally recorded by the Fund may be reclassified as a tax return of capital by reducing the cost basis of the underlying fund and/or increasing the realized gain on sales of investments in the underlying fund.

Expenses

The Fund bears expenses incurred specifically on its behalf. Additionally, the Fund, as a shareholder in the underlying funds, will also indirectly bear its pro rata share of the expenses incurred by the underlying funds. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.

Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

Dividends and Distributions

The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.

The underlying funds may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the underlying funds distribute such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

2. Investment Advisory Agreements and Other Transactions with Affiliates

The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The Fund’s contractual investment advisory fee rate (expressed as an annual rate) is 0.05% of its average daily net assets.

20	DECEMBER 31, 2023

Janus Henderson Global Allocation Fund - Moderate

Notes to Financial Statements (unaudited)

The Adviser has contractually agreed to waive the investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, excluding any expenses of an underlying fund (acquired fund fees and expenses), the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus payable by any share class, brokerage commissions, interest, dividends, taxes, and extraordinary expenses, exceed the annual rate of 0.12% of the Fund’s average daily net assets. The Adviser has agreed to continue the waivers for at least a one-year period commencing on October 27, 2023. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.

The Adviser serves as administrator to the Fund pursuant to an administration agreement, and is authorized to perform, or cause others to perform, the administration services necessary for the operation of the Fund. The Adviser does not receive compensation for serving as administrator and it bears the expenses related to operation of the Fund, such as, but not limited to fund accounting and tax services; shareholder servicing; and preparation of various documents filed with the SEC. The Fund bears costs related to any compensation, fees, or reimbursements paid to Trustees who are independent of the Adviser; fees and expenses of counsel to the Independent Trustees; fees and expenses of consultants to the Fund; custody fees; audit expenses; brokerage commissions and all other expenses in connection with execution of portfolio transactions; blue sky registration costs; interest; all federal, state and local taxes (including stamp, excise, income, and franchise taxes); expenses of shareholder meetings, including the preparation, printing, and distribution of proxy statements, notices, and reports to shareholders; expenses of printing and mailing to existing shareholders prospectuses, statements of additional information, shareholder reports, and other materials required to be mailed to shareholders by federal or state laws or regulations; transfer agency fees and expenses payable pursuant to a transfer agency agreement between the Trust and the Transfer Agent on behalf of the Fund; any litigation; and other extraordinary expenses. In addition, some expenses related to compensation payable to the Fund's Chief Compliance Officer and compliance staff are shared with the Fund. Total compensation of $226,421 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended December 31, 2023. The Fund's portion is reported as part of “Other expenses” on the Statement of Operations.

Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s and the underlying funds’ transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.

Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion – $49.9 billion	0.10%
Over $49.9 billion	0.08%

During the reporting period, the administrative services fee rate was 0.12%.

The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class S Shares and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class S Shares and Class T Shares.

Shareholder Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.

Janus Investment Fund	21

Janus Henderson Global Allocation Fund - Moderate

Notes to Financial Statements (unaudited)

Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.

The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Under a distribution and shareholder servicing plan (the “Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, Janus Henderson Distributors US LLC (the “Distributor”), a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the Shares at an annual rate of up to 0.25% of the Class A Shares’ average daily net assets, of up to 1.00% of the Class C Shares’ average daily net assets, and of up to 0.25% of the Class S Shares’ average daily net assets. Under the terms of the Plan, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.

Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the period ended December 31, 2023, the Distributor retained upfront sales charges of $55.

A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to the Distributor during the period ended December 31, 2023.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class C Shares during the period ended December 31, 2023.

The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of December 31, 2023 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended December 31, 2023 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $196,900 were paid by the Trust to the Trustees under the Deferred Plan during the period ended December 31, 2023.

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate

22	DECEMBER 31, 2023

Janus Henderson Global Allocation Fund - Moderate

Notes to Financial Statements (unaudited)

as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). The Sweep Vehicle is permitted to impose a liquidity fee (of up to 2%) on redemptions from the Sweep Vehicle or a redemption gate that temporarily suspends redemptions from the Sweep Vehicle for up to 10 business days during a 90 day period. There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended December 31, 2023 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

3. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Accumulated capital losses noted below represent net capital loss carryovers, as of June 30, 2023, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.

Capital Loss Carryover Schedule
For the year ended June 30, 2023
No Expiration
Short-Term	Long-Term	Accumulated Capital Losses
$(2,349,736)	$(3,566,698)	$ (5,916,434)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2023 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 186,560,802	$13,594,997	$ (9,462,749)	$ 4,132,248

Janus Investment Fund	23

Janus Henderson Global Allocation Fund - Moderate

Notes to Financial Statements (unaudited)

4. Capital Share Transactions

	Period ended December 31, 2023		Year ended June 30, 2023
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	9,306	$ 104,528	84,220	$ 917,214
Reinvested dividends and distributions	10,493	122,562	21,826	232,007
Shares repurchased	(57,752)	(650,888)	(322,999)	(3,584,061)
Net Increase/(Decrease)	(37,953)	$ (423,798)	(216,953)	$(2,434,840)
Class C Shares:
Shares sold	6,602	$ 70,658	28,017	$ 287,539
Reinvested dividends and distributions	399	4,595	1,918	20,118
Shares repurchased	(13,544)	(148,085)	(89,195)	(961,348)
Net Increase/(Decrease)	(6,543)	$ (72,832)	(59,260)	$ (653,691)
Class D Shares:
Shares sold	340,286	$ 3,823,196	714,673	$ 7,931,540
Reinvested dividends and distributions	208,854	2,456,124	426,840	4,571,454
Shares repurchased	(873,689)	(9,841,388)	(1,824,967)	(20,141,433)
Net Increase/(Decrease)	(324,549)	$(3,562,068)	(683,454)	$(7,638,439)
Class I Shares:
Shares sold	44,857	$ 515,539	47,600	$ 530,997
Reinvested dividends and distributions	4,590	53,937	11,452	122,537
Shares repurchased	(95,628)	(1,066,260)	(129,897)	(1,420,959)
Net Increase/(Decrease)	(46,181)	$ (496,784)	(70,845)	$ (767,425)
Class S Shares:
Shares sold	1,829	$ 20,065	6,843	$ 74,191
Reinvested dividends and distributions	422	4,883	2,562	26,980
Shares repurchased	(106)	(1,178)	(69,443)	(765,911)
Net Increase/(Decrease)	2,145	$ 23,770	(60,038)	$ (664,740)
Class T Shares:
Shares sold	192,381	$ 2,163,580	273,679	$ 2,984,463
Reinvested dividends and distributions	13,183	154,633	30,278	323,070
Shares repurchased	(267,621)	(3,011,752)	(526,952)	(5,776,146)
Net Increase/(Decrease)	(62,057)	$ (693,539)	(222,995)	$(2,468,613)

5. Purchases and Sales of Investment Securities

For the period ended December 31, 2023, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$24,940,071	$ 27,183,831	$ -	$ -

6. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2023 and through the date of issuance of the Fund’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

24	DECEMBER 31, 2023

Janus Henderson Global Allocation Fund - Moderate

Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093; (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov. Additionally, information regarding the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is also available, free of charge, through janushenderson.com/proxyvoting and from the SEC’s website at http://www.sec.gov.

Full Holdings

The Fund files its complete portfolio holdings (schedule of investments) with the SEC as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to shareholders. The Fund’s Form N-PORT filings and annual and semiannual reports: (i) are available on the SEC’s website at http://www.sec.gov; and (ii) are available without charge, upon request, by calling a Janus Henderson representative at 1-877-335-2687 (toll free) (or 1-800-525-3713 if you hold Class D shares). Portfolio holdings consisting of at least the names of the holdings are generally available on a monthly basis with a 30-day lag under Full Holdings for the Fund at janushenderson.com/info (or janushenderson.com/reports if you hold Class D Shares).

APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD

The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.

In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.

At meetings held on November 3, 2023 and December 14-15, 2023, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2024 through February 1, 2025, subject to earlier termination as provided for in each agreement.

In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.

Nature, Extent and Quality of Services

The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of the Adviser, particularly noting those employees who provide investment and risk management

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services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.

In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.

The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.

Performance of the Funds

The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2023, approximately 44% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2023, approximately 50% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average 2023 performance has been reasonable, noting that: (i) for the 12 months ended September 30, 2023, approximately 43% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; (ii) for the 36 months ended September 30, 2023, approximately 45% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; and (iii) for the 5- and 10-year periods ended September 30, 2023, approximately 63% and 66% of the Janus Henderson Funds were in the top two quartiles of performance, respectively, as reported by Morningstar.

The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

· For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12

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months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

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• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

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U.S. Equity Funds

• For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend is improving.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the evaluated performance period ended June 30, 2023. The Trustees noted that the 12- and 36-month end performance periods ended June 30, 2023 were not yet available.

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• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.

Costs of Services Provided

The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 6% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.

For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, changes in portfolio management, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.

The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.

The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that the Adviser noted that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant referenced its past analyses from 2022, which found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to funds subadvised by the Adviser and to the fees the Adviser charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 9 of 11 Janus Henderson Funds had lower management fees than similar funds subadvised by the Adviser. As part of their review of the 2022 independent consultant findings, the Trustees noted that for the two Janus Henderson Funds that did not have lower management fees than similar funds subadvised by the Adviser, management fees for each were under the average of its 15(c) peer group.

The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2022 (except for Janus Henderson U.S. Dividend Income Fund, for which the period end was March 31, 2023) and noted the following with

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regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Developed World Bond Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

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• For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

U.S. Equity Funds

• For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were

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reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.

Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized

Janus Investment Fund	33

Janus Henderson Global Allocation Fund - Moderate

Additional Information (unaudited)

by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that the Adviser reported no changes to its allocation methodology for the 2023 15(c) process; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.

The Trustees concluded that the management fees payable by each Janus Henderson Fund to the Adviser were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.

Economies of Scale

The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2023 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 28% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 41% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the Janus Henderson Fund is small/midsized and higher fees when the Janus Henderson Fund grows in assets.

With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2023 report that (1) 70% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.

The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.

Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.

34	DECEMBER 31, 2023

Janus Henderson Global Allocation Fund - Moderate

Additional Information (unaudited)

Other Benefits to the Adviser

The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.

Janus Investment Fund	35

Janus Henderson Global Allocation Fund - Moderate

Useful Information About Your Fund Report (unaudited)

Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in the Fund with one or more widely used market indices. When comparing the performance of the Fund with an index, keep in mind that market indices are not available for investment and do not reflect deduction of expenses.

Average annual total returns are quoted for a Fund with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Cumulative total returns are quoted for a Fund with less than one year of performance history. Cumulative total return is the growth or decline in value of an investment over time, independent of the period of time involved. Cumulative total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Fund’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of the Adviser and reflects the Fund’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Fund’s Schedule of Investments. This schedule reports the types of securities held in the Fund on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Fund invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Fund exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. A company may be allocated to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities, or the country where a majority of the company’s revenues are derived. The Fund’s Schedule of Investments relies upon the industry group and country classifications published by Bloomberg and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Fund’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Fund on the last day of the reporting period.

The Fund’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Fund shares sold to investors but not yet settled. The Fund’s liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Fund’s net assets. Because the Fund must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Fund’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

36	DECEMBER 31, 2023

Janus Henderson Global Allocation Fund - Moderate

Useful Information About Your Fund Report (unaudited)

Statement of Operations

This statement details the Fund’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Fund holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Fund.

The next section reports the expenses incurred by the Fund, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Fund will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Fund during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Fund holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets

These statements report the increase or decrease in the Fund’s net assets during the reporting period. Changes in the Fund’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Fund’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Fund’s investment operations. The Fund’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Fund to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Fund’s net assets will not be affected.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Fund through purchases or withdrawals via redemptions. The Fund’s net assets will increase and decrease in value as investors purchase and redeem shares from the Fund.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Fund’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the total return for the period. The total return may include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. As a result, the total return may differ from the total return reflected for individual shareholder transactions. Also included are ratios of expenses and net investment income to average net assets.

The Fund’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Fund during the reporting period. Do not confuse this ratio with the Fund’s yield. The net investment income ratio is not a true measure of the Fund’s yield because it does not take into account the dividends distributed to the Fund’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Fund. Portfolio turnover is affected by market conditions, changes in the asset size of the Fund, fluctuating volume of shareholder purchase and redemption orders, the nature of the Fund’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the

Janus Investment Fund	37

Janus Henderson Global Allocation Fund - Moderate

Useful Information About Your Fund Report (unaudited)

portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

38	DECEMBER 31, 2023

Janus Henderson Global Allocation Fund - Moderate

Notes

NotesPage1

Janus Investment Fund	39

Janus Henderson Global Allocation Fund - Moderate

Notes

NotesPage2

40	DECEMBER 31, 2023

Janus Henderson Global Allocation Fund - Moderate

Notes

NotesPage3

Janus Investment Fund	41

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc Mutual funds distributed by Janus Henderson Distributors US LLC
125-24-93022 02-24

SEMIANNUAL REPORT December 31, 2023

Janus Henderson Global Bond Fund

Janus Investment Fund

HIGHLIGHTS • Investment strategy behind your fund • Fund performance, characteristics and holdings

Janus Henderson Global Bond Fund

Jenna Barnard co-portfolio manager	Helen Anthony co-portfolio manager	John Pattullo co-portfolio manager

Important Notice – Tailored Shareholder Reports

Effective January 24, 2023, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments that require mutual funds and exchange-traded funds to provide shareholders with streamlined annual and semi-annual shareholder reports that highlight key information. Other information, including financial statements, that currently appears in shareholder reports will be made available online, delivered free of charge to shareholders upon request, and filed with the SEC. The first tailored shareholder report for the Fund will be for the reporting period ending June 30, 2024. Currently, management is evaluating the impact of the rule and form amendments on the content of the Fund’s current shareholder reports.

Janus Henderson Global Bond Fund (unaudited)

Fund At A Glance

December 31, 2023

Fund Profile
30-day SEC Yield*	Without Reimbursement	With Reimbursement
Class A Shares NAV	1.97%	2.67%
Class A Shares MOP	1.87%	2.54%
Class C Shares**	0.81%	1.92%
Class D Shares	2.50%	2.92%
Class I Shares	2.62%	2.96%
Class N Shares	2.74%	3.06%
Class S Shares	-2.28%	2.53%
Class T Shares	2.37%	2.81%
Weighted Average Maturity		8.5 Years
Average Effective Duration***		8.2 Years
* Yield will fluctuate.
** Does not include the 1.00% contingent deferred sales charge.
*** A theoretical measure of price volatility.

Ratings† Summary - (% of Total Investments)
AAA	2.2%
AA	35.7%
A	7.7%
BBB	11.0%
Not Rated	42.6%
Other	0.8%

† Credit ratings provided by Standard & Poor's (S&P), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality. "Other" includes cash equivalents, equity securities, and certain derivative instruments.

Significant Areas of Investment - (% of Net Assets)

Asset Allocation - (% of Net Assets)
Foreign Government Bonds	47.2%
Mortgage-Backed Securities	21.7%
Corporate Bonds	19.8%
United States Treasury Notes/Bonds	9.2%
Investment Companies	2.4%
Asset-Backed/Commercial Mortgage-Backed Securities	0.9%
Investments Purchased with Cash Collateral from Securities Lending	0.1%
Other	(1.3)%
100.0%

Emerging markets comprised 11.4% of total net assets.

Janus Investment Fund	1

Janus Henderson Global Bond Fund (unaudited)

Performance

See important disclosures on the next page.

Average Annual Total Return - for the periods ended December 31, 2023						Prospectus Expense Ratios
	Fiscal Year-to-Date	One Year	Five Year	Ten Year	Since Inception*	Total Annual Fund Operating Expenses‡	Net Annual Fund Operating Expenses‡
Class A Shares at NAV	4.21%	4.58%	-0.90%	0.05%	0.95%	1.55%	0.98%
Class A Shares at MOP	-0.79%	-0.42%	-1.86%	-0.43%	0.57%
Class C Shares at NAV	3.98%	3.98%	-1.60%	-0.68%	0.22%	2.48%	1.70%
Class C Shares at CDSC	2.98%	2.98%	-1.60%	-0.68%	0.22%
Class D Shares	4.47%	4.99%	-0.66%	0.25%	1.13%	1.06%	0.74%
Class I Shares	4.49%	5.01%	-0.62%	0.32%	1.21%	0.95%	0.71%
Class N Shares	4.42%	5.13%	-0.52%	0.41%	1.22%	0.86%	0.59%
Class S Shares	4.28%	4.58%	-1.03%	-0.03%	0.85%	6.15%	1.11%
Class T Shares	4.30%	4.75%	-0.77%	0.16%	1.04%	1.20%	0.84%
Bloomberg Global Aggregate Bond Index	4.22%	5.72%	-0.32%	0.38%	0.95%
Morningstar Quartile - Class I Shares	-	4th	3rd	2nd	2nd
Morningstar Ranking - based on total returns for World Bond Funds	-	144/192	113/178	82/160	54/146

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.668.0434 (or 800.525.3713 if you hold shares directly with Janus Henderson) or visit janushenderson.com/performance (or janushenderson.com/allfunds if you hold shares directly with Janus Henderson).

Maximum Offering Price (MOP) returns include the maximum sales charge of 4.75%. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

CDSC returns include a 1% contingent deferred sales charge (CDSC) on Shares redeemed within 12 months of purchase. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

Performance may be affected by risks that include those associated with foreign and emerging markets, fixed income securities, high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), Environmental, Social and Governance (ESG) factors, non-diversification, portfolio turnover, derivatives, short sales, initial public offerings (IPOs) and potential conflicts of interest. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.

2	DECEMBER 31, 2023

Janus Henderson Global Bond Fund (unaudited)

Performance

Returns include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

Class N Shares commenced operations on October 28, 2013. Performance shown for periods prior to October 28, 2013, reflects the performance of the Fund’s Class I Shares, calculated using the fees and expenses of Class N Shares, without the effect of any fee and expense limitations or waivers.

If each share class of the Fund had been available during periods prior to its commencement, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of each share class reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers. Please refer to the Fund’s prospectuses for further details concerning historical performance.

Ranking is for the share class shown only; other classes may have different performance characteristics. When an expense waiver is in effect, it may have a material effect on the total return, and therefore the ranking for the period.

© 2023 Morningstar, Inc. All Rights Reserved.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged.

See “Useful Information About Your Fund Report.”

*The Fund’s inception date – December 28, 2010

‡ As stated in the prospectus. Net expense ratios reflect the expense waiver, if any, contractually agreed to for at least a one-year period commencing on October 27, 2023. This contractual waiver may be terminated or modified only at the discretion of the Board of Trustees. See Financial Highlights for actual expense ratios during the reporting period.

Janus Investment Fund	3

Janus Henderson Global Bond Fund (unaudited)

Expense Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges (loads) on purchase payments (applicable to Class A Shares only); and (2) ongoing costs, including management fees; 12b-1 distribution and shareholder servicing fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in any share class or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. These fees are fully described in the Fund’s prospectuses. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (7/1/23)	Ending Account Value (12/31/23)	Expenses Paid During Period (7/1/23 - 12/31/23)†	Beginning Account Value (7/1/23)	Ending Account Value (12/31/23)	Expenses Paid During Period (7/1/23 - 12/31/23)†	Net Annualized Expense Ratio (7/1/23 - 12/31/23)
Class A Shares	$1,000.00	$1,042.10	$5.08	$1,000.00	$1,020.16	$5.03	0.99%
Class C Shares	$1,000.00	$1,039.80	$8.56	$1,000.00	$1,016.74	$8.47	1.67%
Class D Shares	$1,000.00	$1,044.70	$3.80	$1,000.00	$1,021.42	$3.76	0.74%
Class I Shares	$1,000.00	$1,044.90	$3.60	$1,000.00	$1,021.62	$3.56	0.70%
Class N Shares	$1,000.00	$1,044.20	$3.08	$1,000.00	$1,022.12	$3.05	0.60%
Class S Shares	$1,000.00	$1,042.80	$5.70	$1,000.00	$1,019.56	$5.63	1.11%
Class T Shares	$1,000.00	$1,043.00	$4.26	$1,000.00	$1,020.96	$4.22	0.83%
†

Expenses Paid During Period are equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Fund’s prospectuses for more information regarding waivers and/or reimbursements.

4	DECEMBER 31, 2023

Janus Henderson Global Bond Fund

Schedule of Investments (unaudited)

December 31, 2023

Shares or Principal Amounts			Value
Asset-Backed/Commercial Mortgage-Backed Securities– 0.9%
JP Morgan Mortgage Trust 2019-1 A15, 4.0000%, 5/25/49 (144A)‡	$89,605		$82,216
RMAC Securities No 1 2006-NS3X PLC,
SONIA Interest Rate Benchmark + 0.2693%, 5.4891%, 6/12/44‡	464,147	GBP	571,869
RMAC Securities No 1 2006-NS4X PLC,
SONIA Interest Rate Benchmark + 0.2893%, 5.5091%, 6/12/44‡	460,905	GBP	568,307
RMAC Securities No 1 PLC,
SONIA Interest Rate Benchmark + 0.2693%, 5.4891%, 6/12/44‡	133,759	GBP	164,942
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $1,432,214)			1,387,334
Corporate Bonds– 19.8%
Banking – 4.8%
American Express Co, 4.0500%, 5/3/29	467,000		462,225
Bank of America Corp, EURIBOR 3 Month + 3.6700%, 3.6480%, 3/31/29‡	515,000	EUR	572,049
BNP Paribas SA, 2.8750%, 2/24/29	400,000	GBP	464,727
Credit Agricole SA/London, SOFR + 1.6760%, 1.9070%, 6/16/26 (144A)‡	372,000		352,872
Goldman Sachs Group Inc, 0.2500%, 1/26/28	341,000	EUR	333,266
HSBC Holdings PLC, SOFR + 1.9290%, 2.0990%, 6/4/26‡	1,100,000		1,047,175
ING Groep NV, EURIBOR 3 Month + 0.8500%, 1.2500%, 2/16/27‡	200,000	EUR	209,878
JPMorgan Chase & Co, EURIBOR 3 Month + 0.7600%, 1.0900%, 3/11/27‡	600,000	EUR	629,138
JPMorgan Chase & Co, CME Term SOFR 3 Month + 3.7900%, 4.4930%, 3/24/31‡	666,000		649,349
Morgan Stanley, SOFR + 0.9400%, 2.6300%, 2/18/26‡	791,000		765,546
Royal Bank of Scotland Group PLC,
UK Govt Bonds 5 Year Note Generic Bid Yield + 3.5500%, 3.6220%, 8/14/30‡	222,000	GBP	270,532
Santander UK PLC, 3.8750%, 10/15/29	400,000	GBP	492,272
UBS AG/London, 0.0100%, 3/31/26	500,000	EUR	513,926
UBS Group AG, 1.2500%, 9/1/26	360,000	EUR	377,540
			7,140,495
Capital Goods – 0.6%
Signify NV, 2.3750%, 5/11/27	837,000	EUR	895,722
Communications – 1.8%
Crown Castle International Corp, 2.2500%, 1/15/31	470,000		389,187
Netflix Inc, 4.6250%, 5/15/29	972,000	EUR	1,144,759
Verizon Communications Inc, 3.0000%, 3/22/27	289,000		274,760
Walt Disney Co, 2.6500%, 1/13/31	946,000		841,697
			2,650,403
Consumer Cyclical – 1.2%
Amazon.com Inc, 2.7000%, 6/3/60	606,000		400,685
Booking Holdings Inc, 4.0000%, 11/15/26	390,000	EUR	442,051
NIKE Inc, 3.3750%, 3/27/50#	490,000		400,195
Rentokil Initial Finance Ltd, 3.8750%, 6/27/27	447,000	EUR	502,665
			1,745,596
Consumer Non-Cyclical – 3.4%
Agilent Technologies Inc, 2.1000%, 6/4/30	902,000		776,867
Amgen Inc, 3.0000%, 2/22/29#	577,000		542,710
Dentsply Sirona Inc, 3.2500%, 6/1/30	642,000		567,542
HCA Inc, 3.5000%, 9/1/30	515,000		466,861
Heineken NV, 1.2500%, 3/17/27	430,000	EUR	449,051
Kraft Heinz Foods Co, 4.8750%, 10/1/49	361,000		342,053
Mars Inc, 4.1250%, 4/1/54 (144A)	290,000		246,564
McCormick & Co Inc/MD, 2.5000%, 4/15/30	194,000		169,472
PepsiCo Inc, 3.2000%, 7/22/29	595,000	GBP	732,781
Sysco Corp, 5.9500%, 4/1/30	136,000		144,545
Takeda Pharmaceutical Co Ltd, 2.0000%, 7/9/40	251,000	EUR	219,707
Zoetis Inc, 3.9000%, 8/20/28	399,000		390,424
			5,048,577
Electric – 0.4%
AEP Transmission Co LLC, 3.6500%, 4/1/50	192,000		151,232
IE2 Holdco SAU, 2.8750%, 6/1/26	400,000	EUR	437,733
			588,965

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	5

Janus Henderson Global Bond Fund

Schedule of Investments (unaudited)

December 31, 2023

Shares or Principal Amounts			Value
Corporate Bonds– (continued)
Government Sponsored – 1.1%
China Development Bank, 3.3400%, 7/14/25	7,660,000	CNY	$1,096,576
Electricite de France SA, 3.7500%, 6/5/27	400,000	EUR	450,127
			1,546,703
Insurance – 2.0%
Anthem Inc, 2.2500%, 5/15/30	$462,000		399,997
Aviva PLC,
UK Govt Bonds 5 Year Note Generic Bid Yield + 4.7000%, 4.0000%, 6/3/55‡	150,000	GBP	156,962
Centene Corp, 4.2500%, 12/15/27	460,000		443,234
Centene Corp, 2.4500%, 7/15/28	1,167,000		1,039,330
Health Care Service Corp, 2.2000%, 6/1/30 (144A)	572,000		487,820
New York Life Global Funding, 0.7500%, 12/14/28	452,000	GBP	489,316
			3,016,659
Technology – 4.5%
Apple Inc, 2.3750%, 2/8/41	940,000		686,976
Apple Inc, 2.6500%, 5/11/50	539,000		371,014
Equinix Inc, 2.1500%, 7/15/30	892,000		755,730
Fiserv Inc, 1.6250%, 7/1/30	232,000	EUR	231,364
Global Payments Inc, 2.9000%, 5/15/30	613,000		539,183
Oracle Corp, 2.6500%, 7/15/26	471,000		446,590
Oracle Corp, 2.9500%, 4/1/30	449,000		405,243
Oracle Corp, 4.9000%, 2/6/33	883,000		878,983
PayPal Holdings Inc, 2.3000%, 6/1/30	301,000		263,095
Sage Group PLC/The, 1.6250%, 2/25/31	719,000	GBP	750,118
Salesforce.com Inc, 1.9500%, 7/15/31	456,000		389,467
VMware Inc, 4.6500%, 5/15/27	979,000		970,622
			6,688,385
Total Corporate Bonds (cost $31,235,701)			29,321,505
Foreign Government Bonds– 47.2%
Australia Government Bond, 1.2500%, 5/21/32	1,500,000	AUD	829,311
Australia Government Bond, 1.7500%, 6/21/51	916,000	AUD	368,240
Canadian Government Bond, 2.2500%, 6/1/29	2,565,000	CAD	1,857,878
Canadian Government Bond, 1.5000%, 12/1/31	2,007,000	CAD	1,344,595
China Government Bond, 2.0000%, 6/15/25	33,360,000	CNY	4,689,226
China Government Bond, 3.2900%, 5/23/29	27,060,000	CNY	3,988,323
China Government Bond, 2.6800%, 5/21/30	34,330,000	CNY	4,874,812
China Government Bond, 3.8600%, 7/22/49	9,010,000	CNY	1,484,859
European Union, 0%, 10/4/30	1,910,000	EUR	1,790,166
European Union, 0%, 7/4/31	2,085,325	EUR	1,908,364
European Union, 0.1000%, 10/4/40	1,043,000	EUR	724,555
Federal Republic of Germany Bond, 0%, 8/15/29	757,028	EUR	752,684
Federal Republic of Germany Bond, 0%, 2/15/32	1,039,456	EUR	981,432
Federal Republic of Germany Bond, 1.7000%, 8/15/32	3,691,900	EUR	3,990,170
Federal Republic of Germany Bond, 1.8000%, 8/15/53	1,624,650	EUR	1,617,280
French Republic Government Bond OAT, 0%, 11/25/30	3,354,226	EUR	3,164,811
French Republic Government Bond OAT, 0%, 5/25/32	2,571,051	EUR	2,322,675
French Republic Government Bond OAT, 4.0000%, 4/25/60	230,416	EUR	303,918
Italy Buoni Poliennali Del Tesoro, 1.8500%, 7/1/25 (144A)	3,406,000	EUR	3,694,974
Italy Buoni Poliennali Del Tesoro, 3.4500%, 3/1/48 (144A)	880,000	EUR	868,674
Japan Government Forty Year Bond, 0.8000%, 3/20/58	29,800,000	JPY	162,465
Japan Government Ten Year Bond, 0.4000%, 6/20/25	606,100,000	JPY	4,324,213
Japan Government Ten Year Bond, 0.1000%, 6/20/29	867,050,000	JPY	6,102,868
Japan Government Ten Year Bond, 0.1000%, 6/20/31	529,750,000	JPY	3,668,833
Japan Government Ten Year Bond, 0.2000%, 9/20/32	528,400,000	JPY	3,640,855
Japan Government Thirty Year Bond, 0.5000%, 9/20/46	72,000,000	JPY	412,593
Japan Government Thirty Year Bond, 0.7000%, 6/20/48	205,500,000	JPY	1,205,625
Kingdom of Belgium Government Bond, 2.1500%, 6/22/66 (144A)	1,176,268	EUR	1,025,800
Mexican Bonos, 8.0000%, 11/7/47	136,200	MXN	716,803
Spain Government Bond, 1.2500%, 10/31/30 (144A)	1,497,000	EUR	1,503,226

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

6	DECEMBER 31, 2023

Janus Henderson Global Bond Fund

Schedule of Investments (unaudited)

December 31, 2023

Shares or Principal Amounts			Value
Foreign Government Bonds– (continued)
United Kingdom Gilt, 1.2500%, 7/22/27	750,703	GBP	$888,173
United Kingdom Gilt, 1.6250%, 10/22/28	2,795,255	GBP	3,297,823
United Kingdom Gilt, 4.2500%, 6/7/32	130,524	GBP	176,102
United Kingdom Gilt, 1.5000%, 7/22/47	1,587,380	GBP	1,226,928
Total Foreign Government Bonds (cost $76,494,264)			69,909,254
Mortgage-Backed Securities– 21.7%
Fannie Mae:
2.5000%, TBA, 30 Year Maturity	$18,453		15,698
3.5000%, TBA, 30 Year Maturity	877,000		803,888
4.0000%, TBA, 30 Year Maturity	152,246		143,988
4.5000%, TBA, 30 Year Maturity	1,647,983		1,597,690
5.0000%, TBA, 30 Year Maturity	179,200		177,351
			2,738,615
Fannie Mae Pool:
2.5000%, 11/1/34	174,966		162,744
4.5000%, 11/1/42	13,526		13,532
3.0000%, 1/1/43	6,382		5,808
4.5000%, 10/1/44	30,430		30,562
4.5000%, 3/1/45	47,619		47,826
4.5000%, 6/1/45	23,804		23,710
4.5000%, 2/1/46	46,111		45,848
3.0000%, 3/1/46	1,013,629		914,998
3.0000%, 2/1/47	1,585,774		1,446,434
4.0000%, 1/1/48	594,565		572,624
4.5000%, 6/1/48	60,028		59,125
4.0000%, 8/1/48	397,643		382,054
4.0000%, 9/1/48	950,418		915,345
4.0000%, 10/1/48	31,762		30,569
4.0000%, 6/1/49	12,358		11,855
4.5000%, 6/1/49	5,409		5,317
4.5000%, 8/1/49	7,555		7,427
3.0000%, 9/1/49	5,522		4,942
3.0000%, 9/1/49	2,111		1,907
4.0000%, 11/1/49	202,971		195,014
4.0000%, 11/1/49	17,762		17,094
4.5000%, 1/1/50	158,050		155,673
4.5000%, 1/1/50	10,186		10,013
4.0000%, 3/1/50	293,504		282,477
4.0000%, 3/1/50	158,183		151,982
4.0000%, 3/1/50	61,154		58,757
4.0000%, 9/1/50	312,285		299,580
4.0000%, 10/1/50	320,294		308,249
4.5000%, 10/1/50	193,393		190,484
4.5000%, 12/1/50	257,474		253,103
3.5000%, 2/1/51	58,492		54,212
4.0000%, 3/1/51	1,548,915		1,485,898
4.0000%, 3/1/51	16,089		15,434
4.0000%, 3/1/51	8,113		7,795
4.0000%, 10/1/51	3,025,402		2,902,315
3.0000%, 12/1/51	79,112		70,657
3.5000%, 3/1/52	896,825		837,215
3.0000%, 4/1/52	7,272		6,485
3.5000%, 4/1/52	116,266		108,347
4.0000%, 4/1/52	125,250		119,651
4.5000%, 4/1/52	23,448		22,736
4.5000%, 4/1/52	19,841		19,239
4.5000%, 4/1/52	11,376		11,030
4.5000%, 4/1/52	10,331		10,017
4.5000%, 4/1/52	9,030		8,756
4.5000%, 4/1/52	5,815		5,638

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	7

Janus Henderson Global Bond Fund

Schedule of Investments (unaudited)

December 31, 2023

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Fannie Mae Pool– (continued)
3.5000%, 5/1/52	$142,253	$131,796
4.5000%, 5/1/52	31,483	30,527
3.5000%, 6/1/52	282,090	263,209
3.5000%, 7/1/52	25,922	24,183
4.5000%, 7/1/52	134,721	130,649
3.5000%, 8/1/52	126,134	116,823
3.5000%, 8/1/52	48,048	44,746
4.5000%, 8/1/52	490,695	475,862
3.5000%, 9/1/52	235,467	218,159
5.5000%, 9/1/52	592,632	596,961
5.0000%, 11/1/52	223,403	222,609
5.0000%, 3/1/53	51,502	50,950
5.5000%, 3/1/53	69,084	69,910
5.0000%, 4/1/53	66,913	66,196
5.0000%, 4/1/53	15,762	15,593
5.0000%, 4/1/53	13,444	13,300
5.5000%, 4/1/53	32,992	33,386
5.5000%, 5/1/53	61,131	61,863
5.5000%, 5/1/53	31,907	32,289
5.0000%, 6/1/53	21,992	21,881
5.5000%, 7/1/53	1,408,802	1,415,926
4.5000%, 8/1/53	82,269	80,862
5.5000%, 9/1/53	172,300	175,239
3.0000%, 2/1/57	23,987	21,149
		16,604,546
Freddie Mac Pool:
3.0000%, 5/1/31	152,869	146,483
3.0000%, 9/1/32	856	815
3.0000%, 10/1/32	1,215	1,154
3.0000%, 12/1/32	170,269	162,178
2.5000%, 4/1/33	185,853	173,854
2.5000%, 11/1/34	184,729	171,825
3.0000%, 6/1/43	237	213
4.5000%, 5/1/44	21,260	21,176
4.0000%, 4/1/48	1,617,446	1,554,037
4.5000%, 7/1/48	14,170	13,957
4.0000%, 12/1/48	105,859	101,711
4.5000%, 6/1/49	6,087	5,983
4.5000%, 7/1/49	50,302	49,447
4.5000%, 7/1/49	7,741	7,610
4.5000%, 8/1/49	45,496	44,723
3.0000%, 11/1/49	2,799,148	2,515,587
3.0000%, 12/1/49	35,641	31,893
3.0000%, 12/1/49	3,139	2,809
4.5000%, 1/1/50	30,830	30,306
4.5000%, 1/1/50	8,558	8,413
4.0000%, 6/1/50	166,848	160,766
4.5000%, 9/1/50	297,744	293,266
4.0000%, 10/1/50	27,898	26,763
4.5000%, 10/1/50	150,742	148,183
2.5000%, 6/1/51	34,290	29,636
4.5000%, 3/1/52	4,886	4,738
3.0000%, 6/1/52	859,969	770,578
3.5000%, 6/1/52	1,134,435	1,059,287
3.5000%, 7/1/52	1,029,518	954,581
4.5000%, 8/1/52	1,081,395	1,048,706
4.5000%, 8/1/52	465,358	451,423
4.5000%, 8/1/52	243,091	235,743
5.5000%, 9/1/52	142,968	145,710

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

8	DECEMBER 31, 2023

Janus Henderson Global Bond Fund

Schedule of Investments (unaudited)

December 31, 2023

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Freddie Mac Pool– (continued)
5.0000%, 3/1/53	$81,453	$80,580
5.0000%, 3/1/53	15,117	14,955
5.0000%, 5/1/53	269,334	267,980
5.0000%, 5/1/53	111,218	110,659
5.0000%, 5/1/53	62,907	62,591
5.5000%, 5/1/53	142,687	144,394
5.5000%, 5/1/53	97,196	98,742
5.0000%, 6/1/53	263,228	261,905
5.5000%, 6/1/53	313,656	317,408
		11,732,768
Ginnie Mae:
4.5000%, TBA, 30 Year Maturity	134,500	137,974
5.0000%, TBA, 30 Year Maturity	107,800	107,056
5.5000%, TBA, 30 Year Maturity	67,500	67,908
		312,938
Ginnie Mae II Pool:
4.0000%, 5/20/48	238,630	230,961
4.0000%, 6/20/48	559,402	541,075
		772,036
Total Mortgage-Backed Securities (cost $33,310,230)		32,160,903
United States Treasury Notes/Bonds– 9.2%
3.8750%, 12/31/27	1,185,200	1,183,256
4.3750%, 8/31/28	2,000,000	2,042,813
4.0000%, 2/28/30	1,732,300	1,740,488
2.8750%, 5/15/32	1,765,800	1,636,262
3.8750%, 8/15/33	1,493,000	1,491,134
1.3750%, 11/15/40	1,778,900	1,180,258
3.3750%, 5/15/44	1,030,500	908,571
3.3750%, 11/15/48	971,600	846,582
3.0000%, 2/15/49	1,064,700	866,358
2.2500%, 2/15/52	1,946,100	1,349,043
3.6250%, 2/15/53	409,500	378,148
Total United States Treasury Notes/Bonds (cost $14,412,404)		13,622,913
Investment Companies– 2.4%
Money Markets – 2.4%
Janus Henderson Cash Liquidity Fund LLC, 5.3879%ºº,£((cost $3,478,860)	3,478,165	3,478,860
Investments Purchased with Cash Collateral from Securities Lending– 0.1%
Investment Companies – 0.1%
Janus Henderson Cash Collateral Fund LLC, 5.2936%ºº,£	173,336	173,336
Time Deposits – 0%
Royal Bank of Canada, 5.3100%, 1/2/24	$43,334	43,334
Total Investments Purchased with Cash Collateral from Securities Lending (cost $216,670)		216,670
Total Investments (total cost $160,580,343) – 101.3%		150,097,439
Liabilities, net of Cash, Receivables and Other Assets – (1.3)%		(1,896,043)
Net Assets – 100%		$148,201,396

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	9

Janus Henderson Global Bond Fund

Schedule of Investments (unaudited)

December 31, 2023

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$70,195,484	46.8%
Japan	19,737,159	13.2
China	16,133,796	10.8
United Kingdom	10,113,868	6.7
Germany	7,341,566	4.9
France	7,059,130	4.7
Italy	4,563,648	3.0
Supranational	4,423,085	2.9
Canada	3,202,473	2.1
Spain	1,940,959	1.3
Netherlands	1,554,651	1.0
Australia	1,197,551	0.8
Belgium	1,025,800	0.7
Switzerland	891,466	0.6
Mexico	716,803	0.5

Total	$150,097,439	100.0%

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

10	DECEMBER 31, 2023

Janus Henderson Global Bond Fund

Schedule of Investments (unaudited)

December 31, 2023

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/23
Investment Companies - 2.4%
Money Markets - 2.4%
Janus Henderson Cash Liquidity Fund LLC, 5.3879%ºº	$136,513	$1,144	$(1,124)	$3,478,860
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Investment Companies - 0.1%
Janus Henderson Cash Collateral Fund LLC, 5.2936%ºº	496∆	-	-	173,336
Total Affiliated Investments - 2.5%	$137,009	$1,144	$(1,124)	$3,652,196

	Value at 6/30/23	Purchases	Sales Proceeds	Value at 12/31/23
Investment Companies - 2.4%
Money Markets - 2.4%
Janus Henderson Cash Liquidity Fund LLC, 5.3879%ºº	9,894,022	17,361,476	(23,776,658)	3,478,860
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Investment Companies - 0.1%
Janus Henderson Cash Collateral Fund LLC, 5.2936%ºº	232,500	1,172,159	(1,231,323)	173,336

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	11

Janus Henderson Global Bond Fund

Schedule of Investments (unaudited)

December 31, 2023

Schedule of Forward Foreign Currency Exchange Contracts

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Barclays Capital, Inc.:
Euro	3/1/24	(322,500)	$347,642	$(9,190)
Japanese Yen	3/1/24	(31,138,900)	221,910	(1,086)

				(10,276)
BNP Paribas:
Australian Dollar	3/1/24	2,500,151	(1,666,146)	40,414
British Pound	3/1/24	7,474	(9,425)	103
British Pound	3/1/24	6,570	(8,389)	(14)
British Pound	3/1/24	(3,164,850)	4,012,938	(21,399)
Canadian Dollar	3/1/24	1,101,130	(814,353)	17,489
Chinese Renminbi	3/1/24	(20,590,273)	2,902,192	14
Danish Krone	3/1/24	(206,000)	30,156	(457)
Euro	3/1/24	1,965,473	(2,143,454)	31,256
Euro	3/1/24	(165,859)	181,622	(1,894)
Hungary Forint	3/1/24	9,373,500	(26,530)	369
Israeli Shekel	3/1/24	728,400	(197,535)	4,716
Japanese Yen	3/1/24	2,637,055	(18,723)	161
Japanese Yen	3/1/24	(429,954,123)	2,969,700	(109,333)
Korean Won	3/4/24	2,220,592,300	(1,699,754)	34,000
Mexican Peso	3/1/24	2,091,410	(119,411)	2,565
New Zealand Dollar	3/1/24	(382,500)	236,594	(5,150)
Norwegian Krone	3/1/24	1,461,000	(136,558)	7,535
Polish Zloty	3/1/24	2,993,000	(748,798)	11,886
Singapore Dollar	3/1/24	1,586,271	(1,192,681)	13,019
Swedish Krona	3/1/24	4,397,891	(424,186)	13,115
Swiss Franc	3/1/24	687,500	(794,515)	28,362

				66,757
HSBC Securities (USA), Inc.:
British Pound	3/1/24	(379,726)	478,274	(5,775)
State Street Bank and Trust Company:
Euro	3/1/24	(334,972)	367,577	(3,054)
Indonesian Rupiah	3/1/24	10,341,960,000	(666,542)	607

				(2,447)
Total				$48,259

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

12	DECEMBER 31, 2023

Janus Henderson Global Bond Fund

Schedule of Investments (unaudited)

December 31, 2023

Schedule of Futures

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Long:
10-Year Australian Bond	36	3/15/24	$2,861,441	$82,895
5 Year US Treasury Note	204	4/3/24	22,189,781	543,469
Euro-Bobl	17	3/11/24	2,238,245	31,196
Euro-BTP	7	3/11/24	920,626	29,656
Euro-Buxl	8	3/11/24	1,251,446	87,871
Long Gilt	35	3/28/24	4,578,618	318,703
Total				$1,093,790

Schedule of Centrally Cleared Interest Rate Swaps
Payments made by Fund	Payments received by Fund	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
STIBOR 3M	3.2045% Fixed Rate	Quarterly	10/21/32	33,100,000	SEK	$-	$214,951	$214,951

Schedule of OTC Credit Default Swaps - Buy Protection
Counterparty/ Reference Asset	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Contracts, at Value Asset/(Liability)

Bank of America, National Association:

CNHIND 3.85 15Nov27, Fixed Rate 5.00%, Paid Quarterly	6/20/28	(390,000)	EUR	$(74,072)	$1,009	$(73,063)
NXT 3.625 18May28, Fixed Rate 1.00%, Paid Quarterly	6/20/28	(390,000)	EUR	9,170	(16,352)	(7,182)
WENL 1.375 26Apr26, Fixed Rate 5.00%, Paid Quarterly	6/20/28	(390,000)	EUR	(74,986)	(1,032)	(76,018)
Total				(139,888)	(16,375)	(156,263)

BNP Paribas:

AACAP 1.625 11Mar26, Fixed Rate 5.00%, Paid Quarterly	6/20/28	(390,000)	EUR	(59,840)	(6,242)	(66,082)
ALSTOM .25 14Oct26, Fixed Rate 1.00%, Paid Quarterly	6/20/28	(390,000)	EUR	11,485	1,839	13,324
DAMLR 1.4 12Jan24, Fixed Rate 1.00%, Paid Quarterly	6/20/28	(390,000)	EUR	(5,435)	(4,479)	(9,914)
PUBFP .5 03Nov23, Fixed Rate 1.00%, Paid Quarterly	6/20/28	(390,000)	EUR	(3,812)	(5,525)	(9,337)
WPPF 2.25 22Sep26, Fixed Rate 1.00%, Paid Quarterly	6/20/28	(390,000)	EUR	(1,597)	(4,468)	(6,065)
Total				(59,199)	(18,875)	(78,074)
Total				$(199,087)	$(35,250)	$(234,337)

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	13

Janus Henderson Global Bond Fund

Schedule of Investments (unaudited)

December 31, 2023

The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of December 31, 2023.

Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of December 31, 2023

	Credit Contracts	Currency Contracts	Interest Rate Contracts	Total
Asset Derivatives:
Forward foreign currency exchange contracts	$ -	$205,611	$ -	$ 205,611
Swaps - OTC, at value	13,324	-	-	$ 13,324
*Futures contracts	-	-	1,093,790	$ 1,093,790
*Swaps - centrally cleared	-	-	214,951	$ 214,951

Total Asset Derivatives	$ 13,324	$205,611	$ 1,308,741	$ 1,527,676
Liability Derivatives:
Forward foreign currency exchange contracts	$ -	$157,352	$ -	$ 157,352
Swaps - OTC, at value	247,611	-	-	$ 247,611

Total Liability Derivatives	$247,611	$157,352	$ -	$ 404,963

*The fair value presented includes net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps. In the Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the period ended December 31, 2023.

The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the period ended December 31, 2023

Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative	Credit Contracts	Currency Contracts	Interest Rate Contracts	Total
Futures contracts	$ -	$ -	$ (1,248,258)	$ (1,248,258)
Forward foreign currency exchange contracts	-	171,770	-	$ 171,770
Swap contracts	(39,509)	-	125,186	$ 85,677

Total	$(39,509)	$171,770	$ (1,123,072)	$ (990,811)

Amount of Change in Unrealized Appreciation/Depreciation Recognized on Derivatives
Derivative	Credit Contracts	Currency Contracts	Interest Rate Contracts	Total
Futures contracts	$ -	$ -	$ 1,565,125	$ 1,565,125
Forward foreign currency exchange contracts	-	17,823	-	$ 17,823
Swap contracts	(6,692)	-	140,402	$ 133,710

Total	$ (6,692)	$ 17,823	$ 1,705,527	$ 1,716,658

Please see the "Net Realized Gain/(Loss) on Investments" and "Change in Unrealized Net Appreciation/Depreciation" sections of the Fund’s Statement of Operations.

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

14	DECEMBER 31, 2023

Janus Henderson Global Bond Fund

Schedule of Investments (unaudited)

December 31, 2023

Average Ending Monthly Value of Derivative Instruments During the Period Ended December 31, 2023

Credit default swaps:
Average notional amount - buy protection	$3,398,571
Forward foreign currency exchange contracts:
Average amounts purchased - in USD	19,359,871
Average amounts sold - in USD	20,124,656
Futures contracts:
Average notional amount of contracts - long	32,016,822
Interest rate swaps:
Average notional amount - receive fixed rate/pay floating rate	33,100,000

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	15

Janus Henderson Global Bond Fund

Schedule of Investments (unaudited)

December 31, 2023

Offsetting of Financial Assets and Derivative Assets

	Gross Amounts
	of Recognized	Offsetting Asset	Collateral
Counterparty	Assets	or Liability(a)	Pledged(b)	Net Amount

BNP Paribas	$218,328	$(218,328)	$—	$—
JPMorgan Chase Bank, National Association	208,667	—	(208,667)	—
State Street Bank and Trust Company	607	(607)	—	—

Total	$427,602	$(218,935)	$(208,667)	$—
Offsetting of Financial Liabilities and Derivative Liabilities

	Gross Amounts
	of Recognized	Offsetting Asset	Collateral
Counterparty	Liabilities	or Liability(a)	Pledged(b)	Net Amount

Bank of America, National Association	$156,263	$—	$—	$156,263
Barclays Capital, Inc.	10,276	—	—	10,276
BNP Paribas	229,645	(218,328)	—	11,317
HSBC Securities (USA), Inc.	5,775	—	—	5,775
State Street Bank and Trust Company	3,054	(607)	—	2,447

Total	$405,013	$(218,935)	$—	$186,078
(a)

Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

16	DECEMBER 31, 2023

Janus Henderson Global Bond Fund

Notes to Schedule of Investments and Other Information (unaudited)

Bloomberg Global Aggregate Bond Index	Bloomberg Global Aggregate Bond Index is a broad-based measure of the global investment grade fixed-rate debt markets.

EURIBOR	Euro Interbank Offered Rate
LLC	Limited Liability Company
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
STIBOR	Stockholm Interbank Offered Rate
TBA

(To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2023 is $8,262,146, which represents 5.6% of net assets.

‡

Variable or floating rate security. Rate shown is the current rate as of December 31, 2023. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of December 31, 2023.

#	Loaned security; a portion of the security is on loan at December 31, 2023.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

Janus Investment Fund	17

Janus Henderson Global Bond Fund

Notes to Schedule of Investments and Other Information (unaudited)

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2023. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$1,387,334	$-
Corporate Bonds	-	29,321,505	-
Foreign Government Bonds	-	69,909,254	-
Mortgage-Backed Securities	-	32,160,903	-
United States Treasury Notes/Bonds	-	13,622,913	-
Investment Companies	-	3,478,860	-
Investments Purchased with Cash Collateral from Securities Lending	-	216,670	-
Total Investments in Securities	$-	$150,097,439	$-
Other Financial Instruments(a):
OTC Swaps	-	2,848	-
Forward Foreign Currency Exchange Contracts	-	205,611	-
Futures Contracts	1,093,790	-	-
Centrally Cleared Swaps	-	214,951	-
Total Assets	$1,093,790	$150,520,849	$-
Liabilities
Other Financial Instruments(a):
OTC Swaps	$-	$38,098	$-
Forward Foreign Currency Exchange Contracts	-	157,352	-
Total Liabilities	$-	$195,450	$-

(a)

Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

18	DECEMBER 31, 2023

Janus Henderson Global Bond Fund

Statement of Assets and Liabilities (unaudited)

December 31, 2023

See footnotes at the end of the Statement.

Assets:
Unaffiliated investments, at value (cost $156,928,147)(1)	$146,445,243
Affiliated investments, at value (cost $3,652,196)	3,652,196
Deposits with brokers for centrally cleared derivatives	137,844
Deposits with brokers for futures	815,000
Forward foreign currency exchange contracts	205,611
Cash denominated in foreign currency (cost $42,242)	42,242
OTC swap contracts, at value (premium paid $11,485)	13,324
Variation margin receivable on futures contracts	85,863
Trustees' deferred compensation	4,062
Receivables:
Interest	810,030
Fund shares sold	102,698
Dividends from affiliates	19,475
Other assets	33,721
Total Assets	152,367,309
Liabilities:
Collateral for securities loaned (Note 3)	216,670
Forward foreign currency exchange contracts	157,352
OTC swap contracts, at value (net premium received $210,572)	247,661
Variation margin payable on futures contracts	85,864
Variation margin payable on centrally cleared swaps	12,230
Payables:	—
TBA investments purchased	2,998,705
Fund shares repurchased	239,015
Professional fees	36,220
Advisory fees	28,113
Custodian fees	9,207
Transfer agent fees and expenses	5,598
Trustees' deferred compensation fees	4,062
Dividends	1,704
12b-1 Distribution and shareholder servicing fees	520
Affiliated fund administration fees payable	320
Trustees' fees and expenses	207
Accrued expenses and other payables	122,465
Total Liabilities	4,165,913
Commitments and contingent liabilities (Note 4)
Net Assets	$148,201,396

See Notes to Financial Statements.

Janus Investment Fund	19

Janus Henderson Global Bond Fund

Statement of Assets and Liabilities (unaudited)

December 31, 2023

Net Assets Consist of:
Capital (par value and paid-in surplus)	$187,538,982
Total distributable earnings (loss)	(39,337,586)
Total Net Assets	$148,201,396
Net Assets - Class A Shares	$933,159
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	116,895
Net Asset Value Per Share(2)	$7.98
Maximum Offering Price Per Share(3)	$8.38
Net Assets - Class C Shares	$363,804
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	45,549
Net Asset Value Per Share(2)	$7.99
Net Assets - Class D Shares	$10,709,755
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,342,890
Net Asset Value Per Share	$7.98
Net Assets - Class I Shares	$14,506,479
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,818,965
Net Asset Value Per Share	$7.98
Net Assets - Class N Shares	$119,278,154
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	14,965,545
Net Asset Value Per Share	$7.97
Net Assets - Class S Shares	$67,644
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	8,480
Net Asset Value Per Share	$7.98
Net Assets - Class T Shares	$2,342,401
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	293,859
Net Asset Value Per Share	$7.97

(1) Includes $208,667 of securities on loan. See Note 3 in Notes to Financial Statements.

(2) Redemption price per share may be reduced for any applicable contingent deferred sales charge.

(3) Maximum offering price is computed at 100/95.25 of net asset value.

See Notes to Financial Statements.

20	DECEMBER 31, 2023

Janus Henderson Global Bond Fund

Statement of Operations (unaudited)

For the period ended December 31, 2023

Investment Income:
Interest	$2,047,321
Dividends from affiliates	136,513
Affiliated securities lending income, net	496
Unaffiliated securities lending income, net	126
Other income	28,692
Total Investment Income	2,213,148
Expenses:
Advisory fees	447,329
12b-1 Distribution and shareholder servicing fees:
Class A Shares	961
Class C Shares	2,032
Class S Shares	80
Transfer agent administrative fees and expenses:
Class D Shares	6,192
Class S Shares	80
Class T Shares	3,033
Transfer agent networking and omnibus fees:
Class A Shares	533
Class C Shares	203
Class I Shares	8,000
Other transfer agent fees and expenses:
Class A Shares	33
Class C Shares	13
Class D Shares	1,703
Class I Shares	328
Class N Shares	2,292
Class S Shares	7
Class T Shares	30
Registration fees	72,997
Non-affiliated fund administration fees	44,879
Professional fees	37,042
Custodian fees	15,966
Shareholder reports expense	5,986
Affiliated fund administration fees	1,863
Trustees’ fees and expenses	1,576
Other expenses	25,179
Total Expenses	678,337
Less: Excess Expense Reimbursement and Waivers	(208,669)
Net Expenses	469,668
Net Investment Income/(Loss)	1,743,480

See Notes to Financial Statements.

Janus Investment Fund	21

Janus Henderson Global Bond Fund

Statement of Operations (unaudited)

For the period ended December 31, 2023

Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	$(1,873,876)
Investments in affiliates	1,144
Forward foreign currency exchange contracts	171,770
Futures contracts	(1,248,258)
Swap contracts	85,677
Total Net Realized Gain/(Loss) on Investments	(2,863,543)
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees’ deferred compensation	5,286,449
Investments in affiliates	(1,124)
Forward foreign currency exchange contracts	17,823
Futures contracts	1,565,125
Swap contracts	133,710
Total Change in Unrealized Net Appreciation/Depreciation	7,001,983
Net Increase/(Decrease) in Net Assets Resulting from Operations	$5,881,920

See Notes to Financial Statements.

22	DECEMBER 31, 2023

Janus Henderson Global Bond Fund

Statements of Changes in Net Assets

	Period ended December 31, 2023 (unaudited)	Year ended June 30, 2023

Operations:
Net investment income/(loss)	$1,743,480	$3,203,756
Net realized gain/(loss) on investments	(2,863,543)	(24,033,253)
Change in unrealized net appreciation/depreciation	7,001,983	14,919,141
Net Increase/(Decrease) in Net Assets Resulting from Operations	5,881,920	(5,910,356)
Dividends and Distributions to Shareholders:
Class A Shares	(7,323)	—
Class C Shares	(2,436)	—
Class D Shares	(113,911)	—
Class I Shares	(163,366)	—
Class N Shares	(1,360,540)	—
Class S Shares	(559)	—
Class T Shares	(24,780)	—
Total Dividends and Distributions to Shareholders	(1,672,915)	—
Return of Capital on Dividends and Distributions
Class A Shares	—	(16,023)
Class C Shares	—	(5,508)
Class D Shares	—	(232,534)
Class I Shares	—	(594,755)
Class N Shares	—	(2,404,377)
Class S Shares	—	(983)
Class T Shares	—	(53,034)
Total Return of Capital Dividends and Distributions	—	(3,307,214)
Net Decrease from Dividends and Distributions to Shareholders	(1,672,915)	(3,307,214)
Capital Share Transactions:
Class A Shares	89,265	(165,041)
Class C Shares	(139,862)	(186,780)
Class D Shares	(1,077,851)	(895,378)
Class I Shares	(3,648,346)	(28,018,401)
Class N Shares	(14,775,615)	15,061,426
Class S Shares	1,346	3,774
Class T Shares	(323,439)	(661,330)
Net Increase/(Decrease) from Capital Share Transactions	(19,874,502)	(14,861,730)
Net Increase/(Decrease) in Net Assets	(15,665,497)	(24,079,300)
Net Assets:
Beginning of period	163,866,893	187,946,193
End of period	$148,201,396	$163,866,893

See Notes to Financial Statements.

Janus Investment Fund	23

Janus Henderson Global Bond Fund

Financial Highlights

Class A Shares
For a share outstanding during the period ended December 31, 2023 (unaudited) and the year ended June 30	2023	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$7.73	$8.10	$10.07	$10.10	$9.63	$9.40
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.08	0.13	0.09	0.11	0.12	0.14
Net realized and unrealized gain/(loss)	0.24	(0.37)	(1.85)	0.22	0.47	0.23
Total from Investment Operations	0.32	(0.24)	(1.76)	0.33	0.59	0.37
Less Dividends and Distributions:
Dividends (from net investment income)	(0.07)	—	(0.11)	(0.13)	(0.12)	(0.09)
Distributions (from capital gains)	—	—	(0.05)	(0.23)	—	—
Return of capital	—	(0.13)	(0.05)	—	—	(0.05)
Total Dividends and Distributions	(0.07)	(0.13)	(0.21)	(0.36)	(0.12)	(0.14)
Net Asset Value, End of Period	$7.98	$7.73	$8.10	$10.07	$10.10	$9.63
Total Return*	4.21%	(2.93)%	(17.77)%	3.10%	6.20%	3.96%
Net Assets, End of Period (in thousands)	$933	$821	$1,040	$1,693	$1,530	$1,364
Average Net Assets for the Period (in thousands)	$774	$955	$1,452	$1,848	$1,532	$1,522
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.64%	1.55%	1.29%	1.25%	1.29%	1.33%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.99%	1.00%	0.96%	0.94%	0.95%	0.97%
Ratio of Net Investment Income/(Loss)	1.97%	1.62%	0.96%	1.04%	1.21%	1.49%
Portfolio Turnover Rate	9%(2)	79%(2)	41%(2)	63%(2)	164%(2)	248%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

See Notes to Financial Statements.

24	DECEMBER 31, 2023

Janus Henderson Global Bond Fund

Financial Highlights

Class C Shares
For a share outstanding during the period ended December 31, 2023 (unaudited) and the year ended June 30	2023	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$7.73	$8.10	$10.06	$10.11	$9.64	$9.41
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.05	0.07	0.02	0.03	0.04	0.07
Net realized and unrealized gain/(loss)	0.25	(0.36)	(1.85)	0.20	0.48	0.23
Total from Investment Operations	0.30	(0.29)	(1.83)	0.23	0.52	0.30
Less Dividends and Distributions:
Dividends (from net investment income)	(0.04)	—	(0.03)	(0.05)	(0.05)	(0.05)
Distributions (from capital gains)	—	—	(0.08)	(0.23)	—	—
Return of capital	—	(0.08)	(0.02)	—	—	(0.02)
Total Dividends and Distributions	(0.04)	(0.08)	(0.13)	(0.28)	(0.05)	(0.07)
Net Asset Value, End of Period	$7.99	$7.73	$8.10	$10.06	$10.11	$9.64
Total Return*	3.98%	(3.64)%	(18.31)%	2.15%	5.41%	3.19%
Net Assets, End of Period (in thousands)	$364	$495	$710	$1,243	$1,491	$1,646
Average Net Assets for the Period (in thousands)	$414	$577	$982	$1,489	$1,525	$1,849
Ratios to Average Net Assets**:
Ratio of Gross Expenses	2.65%	2.48%	2.14%	2.01%	2.03%	2.04%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.67%	1.72%	1.71%	1.67%	1.69%	1.71%
Ratio of Net Investment Income/(Loss)	1.27%	0.89%	0.21%	0.30%	0.46%	0.74%
Portfolio Turnover Rate	9%(2)	79%(2)	41%(2)	63%(2)	164%(2)	248%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

See Notes to Financial Statements.

Janus Investment Fund	25

Janus Henderson Global Bond Fund

Financial Highlights

Class D Shares
For a share outstanding during the period ended December 31, 2023 (unaudited) and the year ended June 30	2023	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$7.72	$8.09	$10.06	$10.09	$9.62	$9.39
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.08	0.15	0.11	0.13	0.13	0.16
Net realized and unrealized gain/(loss)	0.26	(0.37)	(1.85)	0.22	0.48	0.23
Total from Investment Operations	0.34	(0.22)	(1.74)	0.35	0.61	0.39
Less Dividends and Distributions:
Dividends (from net investment income)	(0.08)	—	(0.13)	(0.15)	(0.14)	(0.11)
Distributions (from capital gains)	—	—	(0.04)	(0.23)	—	—
Return of capital	—	(0.15)	(0.06)	—	—	(0.05)
Total Dividends and Distributions	(0.08)	(0.15)	(0.23)	(0.38)	(0.14)	(0.16)
Net Asset Value, End of Period	$7.98	$7.72	$8.09	$10.06	$10.09	$9.62
Total Return*	4.47%	(2.70)%	(17.62)%	3.32%	6.43%	4.18%
Net Assets, End of Period (in thousands)	$10,710	$11,456	$12,971	$19,754	$18,928	$10,293
Average Net Assets for the Period (in thousands)	$10,691	$12,063	$16,457	$21,961	$13,105	$10,705
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.08%	1.06%	0.93%	0.92%	0.93%	1.00%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.74%	0.76%	0.75%	0.73%	0.74%	0.76%
Ratio of Net Investment Income/(Loss)	2.21%	1.87%	1.17%	1.24%	1.37%	1.68%
Portfolio Turnover Rate	9%(2)	79%(2)	41%(2)	63%(2)	164%(2)	248%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

See Notes to Financial Statements.

26	DECEMBER 31, 2023

Janus Henderson Global Bond Fund

Financial Highlights

Class I Shares
For a share outstanding during the period ended December 31, 2023 (unaudited) and the year ended June 30	2023	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$7.72	$8.09	$10.08	$10.09	$9.62	$9.39
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.09	0.15	0.12	0.14	0.14	0.16
Net realized and unrealized gain/(loss)	0.25	(0.37)	(1.88)	0.23	0.48	0.23
Total from Investment Operations	0.34	(0.22)	(1.76)	0.37	0.62	0.39
Less Dividends and Distributions:
Dividends (from net investment income)	(0.08)	—	(0.13)	(0.15)	(0.15)	(0.11)
Distributions (from capital gains)	—	—	(0.04)	(0.23)	—	—
Return of capital	—	(0.15)	(0.06)	—	—	(0.05)
Total Dividends and Distributions	(0.08)	(0.15)	(0.23)	(0.38)	(0.15)	(0.16)
Net Asset Value, End of Period	$7.98	$7.72	$8.09	$10.08	$10.09	$9.62
Total Return*	4.49%	(2.67)%	(17.74)%	3.55%	6.47%	4.24%
Net Assets, End of Period (in thousands)	$14,506	$17,799	$47,991	$66,581	$29,927	$22,953
Average Net Assets for the Period (in thousands)	$15,115	$31,004	$60,579	$40,487	$21,968	$22,886
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.98%	0.95%	0.83%	0.85%	0.85%	0.88%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.70%	0.72%	0.71%	0.70%	0.70%	0.71%
Ratio of Net Investment Income/(Loss)	2.24%	1.85%	1.22%	1.33%	1.45%	1.74%
Portfolio Turnover Rate	9%(2)	79%(2)	41%(2)	63%(2)	164%(2)	248%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

See Notes to Financial Statements.

Janus Investment Fund	27

Janus Henderson Global Bond Fund

Financial Highlights

Class N Shares
For a share outstanding during the period ended December 31, 2023 (unaudited) and the year ended June 30	2023	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$7.72	$8.08	$10.05	$10.09	$9.61	$9.39
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.09	0.16	0.13	0.14	0.15	0.17
Net realized and unrealized gain/(loss)	0.25	(0.36)	(1.86)	0.21	0.49	0.22
Total from Investment Operations	0.34	(0.20)	(1.73)	0.35	0.64	0.39
Less Dividends and Distributions:
Dividends (from net investment income)	(0.09)	—	(0.14)	(0.16)	(0.16)	(0.11)
Distributions (from capital gains)	—	—	(0.03)	(0.23)	—	—
Return of capital	—	(0.16)	(0.07)	—	—	(0.06)
Total Dividends and Distributions	(0.09)	(0.16)	(0.24)	(0.39)	(0.16)	(0.17)
Net Asset Value, End of Period	$7.97	$7.72	$8.08	$10.05	$10.09	$9.61
Total Return*	4.42%	(2.44)%	(17.51)%	3.36%	6.69%	4.23%
Net Assets, End of Period (in thousands)	$119,278	$130,636	$121,761	$145,333	$158,474	$166,397
Average Net Assets for the Period (in thousands)	$119,780	$115,649	$152,358	$148,263	$161,595	$170,128
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.86%	0.86%	0.72%	0.74%	0.74%	0.77%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.60%	0.62%	0.60%	0.60%	0.60%	0.61%
Ratio of Net Investment Income/(Loss)	2.35%	2.02%	1.34%	1.38%	1.55%	1.83%
Portfolio Turnover Rate	9%(2)	79%(2)	41%(2)	63%(2)	164%(2)	248%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

See Notes to Financial Statements.

28	DECEMBER 31, 2023

Janus Henderson Global Bond Fund

Financial Highlights

Class S Shares
For a share outstanding during the period ended December 31, 2023 (unaudited) and the year ended June 30	2023	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$7.72	$8.09	$10.00	$10.10	$9.64	$9.41
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.07	0.12	0.08	0.08	0.11	0.13
Net realized and unrealized gain/(loss)	0.26	(0.37)	(1.80)	0.16	0.46	0.23
Total from Investment Operations	0.33	(0.25)	(1.72)	0.24	0.57	0.36
Less Dividends and Distributions:
Dividends (from net investment income)	(0.07)	—	(0.09)	(0.11)	(0.11)	(0.09)
Distributions (from capital gains)	—	—	(0.06)	(0.23)	—	—
Return of capital	—	(0.12)	(0.04)	—	—	(0.04)
Total Dividends and Distributions	(0.07)	(0.12)	(0.19)	(0.34)	(0.11)	(0.13)
Net Asset Value, End of Period	$7.98	$7.72	$8.09	$10.00	$10.10	$9.64
Total Return*	4.28%	(3.07)%	(17.44)%	2.19%	5.92%	3.93%
Net Assets, End of Period (in thousands)	$68	$64	$63	$20	$133	$319
Average Net Assets for the Period (in thousands)	$64	$63	$59	$41	$89	$375
Ratios to Average Net Assets**:
Ratio of Gross Expenses	6.07%	6.15%	6.35%	8.61%	4.64%	2.01%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.11%	1.14%	1.13%	1.11%	1.10%	1.01%
Ratio of Net Investment Income/(Loss)	1.85%	1.50%	0.85%	0.77%	1.09%	1.43%
Portfolio Turnover Rate	9%(2)	79%(2)	41%(2)	63%(2)	164%(2)	248%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

See Notes to Financial Statements.

Janus Investment Fund	29

Janus Henderson Global Bond Fund

Financial Highlights

Class T Shares
For a share outstanding during the period ended December 31, 2023 (unaudited) and the year ended June 30	2023	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$7.72	$8.09	$9.91	$10.10	$9.63	$9.40
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.08	0.14	0.10	0.11	0.13	0.15
Net realized and unrealized gain/(loss)	0.25	(0.37)	(1.70)	0.07	0.47	0.23
Total from Investment Operations	0.33	(0.23)	(1.60)	0.18	0.60	0.38
Less Dividends and Distributions:
Dividends (from net investment income)	(0.08)	—	(0.12)	(0.14)	(0.13)	(0.10)
Distributions (from capital gains)	—	—	(0.04)	(0.23)	—	—
Return of capital	—	(0.14)	(0.06)	—	—	(0.05)
Total Dividends and Distributions	(0.08)	(0.14)	(0.22)	(0.37)	(0.13)	(0.15)
Net Asset Value, End of Period	$7.97	$7.72	$8.09	$9.91	$10.10	$9.63
Total Return*	4.30%	(2.79)%	(16.43)%	1.56%	6.32%	4.09%
Net Assets, End of Period (in thousands)	$2,342	$2,596	$3,410	$9,280	$29,055	$5,048
Average Net Assets for the Period (in thousands)	$2,431	$2,902	$6,162	$33,807	$6,485	$5,509
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.23%	1.20%	1.02%	1.00%	1.03%	1.07%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.83%	0.85%	0.83%	0.84%	0.85%	0.85%
Ratio of Net Investment Income/(Loss)	2.12%	1.76%	1.06%	1.10%	1.32%	1.60%
Portfolio Turnover Rate	9%(2)	79%(2)	41%(2)	63%(2)	164%(2)	248%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

See Notes to Financial Statements.

30	DECEMBER 31, 2023

Janus Henderson Global Bond Fund

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Janus Henderson Global Bond Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 38 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks total return, consistent with preservation of capital. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.

The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.

Shareholders, including individuals, accounts, as well as the Fund’s portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US GAAP")).

Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.

Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.

Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.

The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.

Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.

Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. Class I Shares are also available to certain direct institutional investors including, but not limited to, corporations, certain retirement plans, public plans, and foundations/endowments, who established Class I Share accounts before August 4, 2017.

Class N Shares are generally available only to financial intermediaries purchasing on behalf of: 1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to,

Janus Investment Fund	31

Janus Henderson Global Bond Fund

Notes to Financial Statements (unaudited)

corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.

Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.

Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.

The following accounting policies have been followed by the Fund and are in conformity with US GAAP.

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on

32	DECEMBER 31, 2023

Janus Henderson Global Bond Fund

Notes to Financial Statements (unaudited)

an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2023 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on the accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

Expenses

The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.

Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

Janus Investment Fund	33

Janus Henderson Global Bond Fund

Notes to Financial Statements (unaudited)

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Dividends and Distributions

Dividends are declared daily and distributed monthly for the Fund. Realized capital gains, if any, are declared and distributed in December. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.

The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

2. Derivative Instruments

The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on futures contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the period ended December 31, 2023 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.

The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the

34	DECEMBER 31, 2023

Janus Henderson Global Bond Fund

Notes to Financial Statements (unaudited)

securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.

In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.

• Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser’s ability to establish and maintain appropriate systems and trading.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign

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currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Fund may also invest in forward currency contracts for non-hedging purposes such as seeking to enhance returns. The Fund is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.

Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE are used to value the forward currency contracts. The unrealized appreciation/(depreciation) for forward currency contracts is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations for the change in unrealized net appreciation/depreciation (if applicable). The realized gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing a forward currency contract is reported on the Statement of Operations (if applicable).

During the period, the Fund entered into forward currency contracts with the obligation to purchase foreign currencies in the future at an agreed upon rate in order to take a positive outlook on the related currency. These forward contracts seek to increase exposure to currency risk.

During the period, the Fund entered into forward currency contracts with the obligation to purchase foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.

During the period, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to take a negative outlook on the related currency. These forward contracts seek to increase exposure to currency risk.

During the period, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.

Futures Contracts

A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Fund may enter into futures contracts to gain exposure to the stock market or other markets pending investment of cash balances or to meet liquidity needs. The Fund is subject to interest rate risk, equity risk, and currency risk in the normal course of pursuing its investment objective through its investments in futures contracts. The Fund may also use such derivative instruments to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Futures contracts are valued at the settlement price on valuation date on the exchange as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the Actual Settlement Price or “ASET” price type as reported by an approved vendor. In the event that foreign futures trade when the foreign equity markets are closed, the last foreign futures trade price shall be used. Futures contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities (if applicable). The change in unrealized net appreciation/depreciation is reported on the Statement of Operations (if applicable). When a contract is closed, a realized gain or loss is reported on the Statement of Operations (if applicable), equal to the difference between the opening and closing value of the contract. Securities held by the Fund that are designated as collateral for market value on futures contracts are noted on the Schedule of Investments (if applicable). Such collateral is in the possession of the Fund’s futures commission merchant.

With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

During the period, the Fund purchased interest rate futures to increase exposure to interest rate risk.

During the period, the Fund sold interest rate futures to decrease exposure to interest rate risk.

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Notes to Financial Statements (unaudited)

Swaps

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Fund. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap transactions may in some instances involve the delivery of securities or other underlying assets by the Fund or its counterparty to collateralize obligations under the swap. If the other party to a swap that is not collateralized defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If the other party to a swap defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund’s total return.

Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements. Regulations enacted require the Fund to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Fund will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member. Alternatively, the Fund may enter into a swap with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the swap to be transferred to the FCM for clearing. The Fund may also enter into a swap with the FCM itself. The CCP, the FCM, and the Executing Dealer are all subject to regulatory oversight by the U.S. Commodity Futures Trading Commission (“CFTC”). A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from an Executing Dealer to the FCM for clearing, may expose the Fund to losses, increase its costs, or prevent the Fund from entering or exiting swap positions, accessing collateral, or fully implementing its investment strategies. The regulatory requirement to clear certain swaps could, either temporarily or permanently, reduce the liquidity of cleared swaps or increase the costs of entering into those swaps.

Index swaps, interest rate swaps, inflation swaps and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades. The market value of swap contracts are aggregated by positive and negative values and are disclosed separately as an asset or liability on the Fund’s Statement of Assets and Liabilities (if applicable). Realized gains and losses are reported on the Fund’s Statement of Operations (if applicable). The change in unrealized net appreciation or depreciation during the period is included in the Statement of Operations (if applicable).

The Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.

The Fund may enter into various types of credit default swap agreements, including OTC credit default swap agreements, for investment purposes, to add leverage to its Fund, or to hedge against widening credit spreads on high-yield/high-risk bonds. Credit default swaps are a specific kind of counterparty agreement that allow the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments. Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk, counterparty risk, and credit risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable

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obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.

As a buyer of credit protection, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default or other credit event by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, the Fund as buyer would pay to the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and potentially received no benefit from the contract.

If the Fund is the seller of credit protection against a particular security, the Fund would receive an up-front or periodic payment to compensate against potential credit events. As the seller in a credit default swap contract, the Fund would be required to pay the par value (the “notional value”) (or other agreed-upon value) of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional value of the swap. The maximum potential amount of future payments (undiscounted) that the Fund as a seller could be required to make in a credit default transaction would be the notional amount of the agreement.

The Fund may invest in single-name credit default swaps (“CDS”) to buy or sell credit protection to hedge its credit exposure, gain issuer exposure without owning the underlying security, or increase the Fund’s total return. Single-name CDS enable the Fund to buy or sell protection against a credit event of a specific issuer. When the Fund buys a single-name CDS, the Fund will receive a return on its investment only in the event of a credit event, such as default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). If a single-name CDS transaction is particularly large, or if the relevant market is illiquid, it may not be possible for the Fund to initiate a single-name CDS transaction or to liquidate its position at an advantageous time or price, which may result in significant losses. Moreover, the Fund bears the risk of loss of the amount expected to be received under a single-name CDS in the event of the default or bankruptcy of the counterparty. The risks associated with cleared single-name CDS may be lower than that for uncleared single-name CDS because for cleared single-name CDS, the counterparty is a clearinghouse (to the extent such a trading market is available). However, there can be no assurance that a clearinghouse or its members will satisfy their obligations to the Fund.

The Fund may invest in CDXs. A CDX is a swap on an index of credit default swaps. CDXs allow an investor to manage credit risk or take a position on a basket of credit entities (such as credit default swaps or commercial mortgage-backed securities) in a more efficient manner than transacting in a single-name CDS. If a credit event occurs in one of the underlying companies, the protection is paid out via the delivery of the defaulted bond by the buyer of protection in return for a payment of notional value of the defaulted bond by the seller of protection or it may be settled through a cash settlement between the two parties. The underlying company is then removed from the index. If the Fund holds a long position in a CDX, the Fund would indirectly bear its proportionate share of any expenses paid by a CDX. A Fund holding a long position in CDXs typically receives income from principal or interest paid on the underlying securities. By investing in CDXs, the Fund could be exposed to illiquidity risk, counterparty risk, and credit risk of the issuers of the underlying loan obligations and of the CDX markets. If there is a default by the CDX counterparty, the Fund will have contractual remedies pursuant to the agreements related to the transaction. CDXs also bear the risk that the Fund will not be able to meet its obligation to the counterparty.

During the period, the Fund sold protection via the credit default swap market in order to gain credit risk exposure to individual corporates, countries and/or credit indices where gaining this exposure via the cash bond market was less attractive.

During the period, the Fund purchased protection via the credit default swap market in order to reduce credit risk exposure to individual corporates, countries and/or credit indices where reducing this exposure via the cash bond market was less attractive.

The Fund’s use of interest rate swaps involves investment techniques and risks different from those associated with ordinary portfolio security transactions. Interest rate swaps do not involve the delivery of securities, other underlying assets, or principal. Interest rate swaps involve the exchange by two parties of their respective commitments to pay or

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Notes to Financial Statements (unaudited)

receive interest (e.g., an exchange of floating rate payments for fixed rate payments). Interest rate swaps may result in potential losses if interest rates do not move as expected or if the counterparties are unable to satisfy their obligations. Interest rate swaps are generally entered into on a net basis. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make.

During the period, the Fund entered into interest rate swaps paying a floating interest rate and receiving a fixed interest rate in order to increase interest rate risk (duration) exposure. As interest rates fall, the Fund benefits by paying a lower future floating rate, while receiving a fixed rate that has not decreased.

During the period, the Fund entered into interest rate swaps paying a fixed interest rate and receiving a floating interest rate in order to decrease interest rate risk (duration) exposure. As interest rates rise, the Fund benefits by receiving a higher expected future floating rate, while paying a fixed rate that has not increased.

3. Other Investments and Strategies

Market Risk

The Fund may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes, or adverse developments specific to the issuer.

The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.

• COVID-19 Pandemic. The effects of COVID-19 have contributed to increased volatility in global financial markets and have affected and may continue to affect certain countries, regions, issuers, industries and market sectors more dramatically than others. These conditions and events could have a significant impact on the Fund and its investments, the Fund’s ability to meet redemption requests, and the processes and operations of the Fund’s service providers, including the Adviser.

• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.

Emerging Market Investing

Within the parameters of its specific investment policies, the Fund may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” Such countries include but are not limited to countries included in the MSCI Emerging Markets IndexSM. Emerging market countries in which the Fund may invest include frontier market countries, the economies of which are less developed than other emerging market countries. To the extent that the Fund invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. Similarly, issuers in such markets may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which U.S. companies are subject. There is a

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Notes to Financial Statements (unaudited)

risk in developing countries that a current or future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Developing countries may also experience a higher level of exposure and vulnerability to the adverse effects of climate change. This can be attributed to both the geographic location of emerging market countries and/or a country’s lack of access to technology or resources to adjust and adapt to its effects. An increased occurrence and severity of natural disasters and extreme weather events such as droughts and decreased crop yields, heat waves, flooding and rising sea levels, and increased spread of disease, could cause harmful effects to the performance of affected economies. Additionally, foreign and emerging market risks, including, but not limited to, price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Fund invests in Chinese local market securities.

Mortgage- and Asset-Backed Securities

Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer and commercial loans or receivables. The Fund may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government. Fannie Mae and Freddie Mac securities are not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.

The Fund may also purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact your return. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Mortgage- and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates. These risks may reduce the Fund’s returns. In addition, investments in mortgage- and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, extension risk (if interest rates rise), and liquidity risk than various other types of fixed-income securities. Additionally, although mortgage-backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.

Sovereign Debt

The Fund may invest in U.S. and non-U.S. government debt securities (“sovereign debt”). Some investments in sovereign debt, such as U.S. sovereign debt, are considered low risk. However, investments in sovereign debt, especially the debt of less developed countries, can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which

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Notes to Financial Statements (unaudited)

the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. The Fund may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities, which may adversely affect the Fund’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent the Fund invests in non-U.S. sovereign debt, it may be subject to currency risk.

TBA Commitments

The Fund may enter into “to be announced” or “TBA” commitments. TBAs are forward agreements for the purchase or sale of securities, including mortgage-backed securities, for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate, and mortgage terms. Although TBA securities must meet industry-accepted “good delivery” standards, there can be no assurance that a security purchased on forward commitment basis will ultimately be issued or delivered by the counterparty. During the settlement period, the Fund will still bear the risk of any decline in the value of the security to be delivered. Because TBA commitments do not require the delivery of a specific security, the characteristics of the security delivered to the Fund may be less favorable than expected. If the counterparty to a transaction fails to deliver the security, the Fund could suffer a loss. Cash collateral that has been pledged to cover the obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as Collateral for To Be Announced Transactions.

When-Issued, Delayed Delivery and Forward Commitment Transactions

The Fund may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund’s other investments. If the other party to a transaction fails to deliver the securities, the Fund could miss a favorable price or yield opportunity. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases are outstanding, the purchases may result in a form of leverage. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases (including TBA commitments) are outstanding, the purchases may result in a form of leverage.

When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to pay for the securities, the Fund could suffer a loss. Additionally, when selling a security on a when-issued, delayed delivery, or forward commitment basis without owning the security, the Fund will incur a loss if the security’s price appreciates in value such that the security’s price is above the agreed upon price on the settlement date. The Fund may dispose of or renegotiate a transaction after it is entered into, and may purchase or sell when-issued, delayed delivery or forward commitment securities before the settlement date, which may result in a gain or loss.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial

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transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.

Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).

Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of December 31, 2023, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $208,667. Gross amounts of recognized liabilities for securities lending (collateral received) as of December 31, 2023 is $216,670, resulting in the net amount due to the counterparty of $8,003.

Offsetting Assets and Liabilities

The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.

42	DECEMBER 31, 2023

Janus Henderson Global Bond Fund

Notes to Financial Statements (unaudited)

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, in the event of a default and/or termination event, the Fund may offset with each counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment.

The Offsetting Assets and Liabilities tables located in the Schedule of Investments present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the “Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of December 31, 2023” table located in the Fund’s Schedule of Investments.

The Fund may require the counterparty to pledge securities as collateral daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized gain on OTC derivative contracts with a particular counterparty. The Fund may deposit cash as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. The collateral amounts are subject to minimum exposure requirements and initial margin requirements. Collateral amounts are monitored and subsequently adjusted up or down as valuations fluctuate by at least the minimum exposure requirement. Collateral may reduce the risk of loss.

The Fund generally does not exchange collateral on its forward foreign currency contracts with its counterparties; however, all liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to these contracts. Certain securities may be segregated at the Fund’s custodian. These segregated securities are denoted on the accompanying Schedule of Investments and are evaluated daily to ensure their cover and/or market value equals or exceeds the Fund’s corresponding forward foreign currency exchange contract's obligation value.

4. Investment Advisory Agreements and Other Transactions with Affiliates

The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The following table reflects the Fund’s contractual investment advisory fee rate (expressed as an annual rate).

Average Daily Net Assets of the Fund	Contractual Investment Advisory Fee (%)
First $1 Billion	0.60
Next $1 Billion	0.55
Over $2 Billion	0.50

The Fund’s actual investment advisory fee rate for the reporting period was 0.60% of average annual net assets before any applicable waivers.

The Adviser has entered into a personnel-sharing arrangement with its foreign (non-U.S.) affiliate, Janus Capital International Limited (UK) (“JCIL”), pursuant to which one or more employees of JCIL may also serve as “associated persons” of the Adviser. In this capacity, such employees of JCIL are subject to the oversight and supervision of the Adviser and may provide portfolio management, research, and related services to the Fund on behalf of the Adviser. The responsibilities of both the Adviser and JCIL under the participating affiliate arrangement are documented in a memorandum of understanding between the two entities.

The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to the management fee, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus fees payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate of 0.59% for at least a one-year period

Janus Investment Fund	43

Janus Henderson Global Bond Fund

Notes to Financial Statements (unaudited)

commencing on October 27, 2023. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.

The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser (or any subadvisor, as applicable) provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $226,421 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended December 31, 2023. The Fund's portion is reported as part of “Other expenses” on the Statement of Operations.

Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.

Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion – $49.9 billion	0.10%
Over $49.9 billion	0.08%

During the reporting period, the administrative services fee rate was 0.12%.

The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class S Shares and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class S Shares and Class T Shares.

Shareholder Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.

Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such

44	DECEMBER 31, 2023

Janus Henderson Global Bond Fund

Notes to Financial Statements (unaudited)

limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.

The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.

Class A Shares include a 4.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the period ended December 31, 2023, the Distributor retained upfront sales charges of $28.

A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to the Distributor during the period ended December 31, 2023.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class C Shares during the period ended December 31, 2023.

The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of December 31, 2023 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended December 31, 2023 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $196,900 were paid by the Trust to the Trustees under the Deferred Plan during the period ended December 31, 2023.

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). The Sweep Vehicle is permitted to impose a liquidity fee (of up to 2%) on redemptions from the Sweep Vehicle or a redemption gate that

Janus Investment Fund	45

Janus Henderson Global Bond Fund

Notes to Financial Statements (unaudited)

temporarily suspends redemptions from the Sweep Vehicle for up to 10 business days during a 90 day period. There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended December 31, 2023 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

As of December 31, 2023, shares of the Fund were owned by affiliates of the Adviser, and/or other funds advised by the Adviser, as indicated in the table below:

Class	% of Class Owned	% of Fund Owned
Class A Shares	-%	-%
Class C Shares	-	-
Class D Shares	-	-
Class I Shares	-	-
Class N Shares	98	79
Class S Shares	-	-
Class T Shares	-	-

5. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Accumulated capital losses noted below represent net capital loss carryovers, as of June 30, 2023, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.

Capital Loss Carryover Schedule
For the year ended June 30, 2023
No Expiration
Short-Term	Long-Term	Accumulated Capital Losses
$(9,448,123)	$(10,497,044)	$ (19,945,167)

46	DECEMBER 31, 2023

Janus Henderson Global Bond Fund

Notes to Financial Statements (unaudited)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2023 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, straddle deferrals, and investments in partnerships.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 160,863,546	$ 1,162,737	$(11,928,844)	$ (10,766,107)

Information on the tax components of derivatives as of December 31, 2023 is as follows:

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$(199,087)	$ 1,517,200	$ (195,450)	$ 1,321,750

Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.

Janus Investment Fund	47

Janus Henderson Global Bond Fund

Notes to Financial Statements (unaudited)

6. Capital Share Transactions

	Period ended December 31, 2023		Year ended June 30, 2023
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	29,664	$ 233,877	76,407	$ 622,005
Reinvested dividends and distributions	783	5,932	1,622	12,649
Shares repurchased	(19,707)	(150,544)	(100,242)	(799,695)
Net Increase/(Decrease)	10,740	$ 89,265	(22,213)	$ (165,041)
Class C Shares:
Shares sold	797	$ 5,730	8,198	$ 64,318
Reinvested dividends and distributions	320	2,422	699	5,458
Shares repurchased	(19,613)	(148,014)	(32,490)	(256,556)
Net Increase/(Decrease)	(18,496)	$ (139,862)	(23,593)	$ (186,780)
Class D Shares:
Shares sold	84,313	$ 643,055	208,273	$ 1,643,778
Reinvested dividends and distributions	14,316	108,295	28,670	223,578
Shares repurchased	(239,289)	(1,829,201)	(356,755)	(2,762,734)
Net Increase/(Decrease)	(140,660)	$ (1,077,851)	(119,812)	$ (895,378)
Class I Shares:
Shares sold	77,392	$ 585,332	455,081	$ 3,544,074
Reinvested dividends and distributions	21,578	163,173	76,340	594,066
Shares repurchased	(584,806)	(4,396,851)	(4,159,382)	(32,156,541)
Net Increase/(Decrease)	(485,836)	$ (3,648,346)	(3,627,961)	$(28,018,401)
Class N Shares:
Shares sold	116,938	$ 877,010	4,146,831	$ 32,849,587
Reinvested dividends and distributions	179,735	1,359,550	308,685	2,404,109
Shares repurchased	(2,259,355)	(17,012,175)	(2,587,689)	(20,192,270)
Net Increase/(Decrease)	(1,962,682)	$(14,775,615)	1,867,827	$ 15,061,426
Class S Shares:
Shares sold	203	$ 1,536	399	$ 3,129
Reinvested dividends and distributions	74	559	126	983
Shares repurchased	(96)	(749)	(43)	(338)
Net Increase/(Decrease)	181	$ 1,346	482	$ 3,774
Class T Shares:
Shares sold	40,678	$ 312,448	23,432	$ 184,809
Reinvested dividends and distributions	2,706	20,468	5,912	46,065
Shares repurchased	(85,910)	(656,355)	(114,641)	(892,204)
Net Increase/(Decrease)	(42,526)	$ (323,439)	(85,297)	$ (661,330)

7. Purchases and Sales of Investment Securities

For the period ended December 31, 2023, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$ 9,222,278	$ 18,122,944	$ 3,837,604	$ 8,218,097

48	DECEMBER 31, 2023

Janus Henderson Global Bond Fund

Notes to Financial Statements (unaudited)

8. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2023 and through the date of issuance of the Fund’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements other than the following:

On December 15, 2023, the Trustees approved a plan to liquidate and terminate the Fund, with such liquidation effective on or about February 29, 2024, or at such other time as may be authorized by the Trustees (the “Liquidation Date”). The termination of the Fund is expected to occur as soon as practicable following the Liquidation Date. Effective January 2, 2024, the Fund is no longer accepting investments by new shareholders.

Janus Investment Fund	49

Janus Henderson Global Bond Fund

Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093; (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov. Additionally, information regarding the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is also available, free of charge, through janushenderson.com/proxyvoting and from the SEC’s website at http://www.sec.gov.

Full Holdings

The Fund files its complete portfolio holdings (schedule of investments) with the SEC as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to shareholders. The Fund’s Form N-PORT filings and annual and semiannual reports: (i) are available on the SEC’s website at http://www.sec.gov; and (ii) are available without charge, upon request, by calling a Janus Henderson representative at 1-877-335-2687 (toll free) (or 1-800-525-3713 if you hold Class D shares). Portfolio holdings consisting of at least the names of the holdings are generally available on a monthly basis with a 30-day lag under Full Holdings for the Fund at janushenderson.com/info (or janushenderson.com/reports if you hold Class D Shares).

APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD

The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.

In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.

At meetings held on November 3, 2023 and December 14-15, 2023, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2024 through February 1, 2025, subject to earlier termination as provided for in each agreement.

In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.

Nature, Extent and Quality of Services

The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of the Adviser, particularly noting those employees who provide investment and risk management

50	DECEMBER 31, 2023

Janus Henderson Global Bond Fund

Additional Information (unaudited)

services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.

In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.

The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.

Performance of the Funds

The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2023, approximately 44% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2023, approximately 50% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average 2023 performance has been reasonable, noting that: (i) for the 12 months ended September 30, 2023, approximately 43% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; (ii) for the 36 months ended September 30, 2023, approximately 45% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; and (iii) for the 5- and 10-year periods ended September 30, 2023, approximately 63% and 66% of the Janus Henderson Funds were in the top two quartiles of performance, respectively, as reported by Morningstar.

The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

· For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12

Janus Investment Fund	51

Janus Henderson Global Bond Fund

Additional Information (unaudited)

months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

52	DECEMBER 31, 2023

Janus Henderson Global Bond Fund

Additional Information (unaudited)

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

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Janus Henderson Global Bond Fund

Additional Information (unaudited)

U.S. Equity Funds

• For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend is improving.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the evaluated performance period ended June 30, 2023. The Trustees noted that the 12- and 36-month end performance periods ended June 30, 2023 were not yet available.

54	DECEMBER 31, 2023

Janus Henderson Global Bond Fund

Additional Information (unaudited)

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.

Costs of Services Provided

The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 6% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.

For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, changes in portfolio management, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.

The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.

The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that the Adviser noted that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant referenced its past analyses from 2022, which found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to funds subadvised by the Adviser and to the fees the Adviser charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 9 of 11 Janus Henderson Funds had lower management fees than similar funds subadvised by the Adviser. As part of their review of the 2022 independent consultant findings, the Trustees noted that for the two Janus Henderson Funds that did not have lower management fees than similar funds subadvised by the Adviser, management fees for each were under the average of its 15(c) peer group.

The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2022 (except for Janus Henderson U.S. Dividend Income Fund, for which the period end was March 31, 2023) and noted the following with

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Janus Henderson Global Bond Fund

Additional Information (unaudited)

regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Developed World Bond Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

56	DECEMBER 31, 2023

Janus Henderson Global Bond Fund

Additional Information (unaudited)

• For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

U.S. Equity Funds

• For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were

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Janus Henderson Global Bond Fund

Additional Information (unaudited)

reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.

Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized

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Janus Henderson Global Bond Fund

Additional Information (unaudited)

by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that the Adviser reported no changes to its allocation methodology for the 2023 15(c) process; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.

The Trustees concluded that the management fees payable by each Janus Henderson Fund to the Adviser were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.

Economies of Scale

The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2023 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 28% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 41% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the Janus Henderson Fund is small/midsized and higher fees when the Janus Henderson Fund grows in assets.

With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2023 report that (1) 70% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.

The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.

Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.

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Janus Henderson Global Bond Fund

Additional Information (unaudited)

Other Benefits to the Adviser

The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.

60	DECEMBER 31, 2023

Janus Henderson Global Bond Fund

Useful Information About Your Fund Report (unaudited)

Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in the Fund with one or more widely used market indices. When comparing the performance of the Fund with an index, keep in mind that market indices are not available for investment and do not reflect deduction of expenses.

Average annual total returns are quoted for a Fund with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Cumulative total returns are quoted for a Fund with less than one year of performance history. Cumulative total return is the growth or decline in value of an investment over time, independent of the period of time involved. Cumulative total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Fund’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of the Adviser and reflects the Fund’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Fund’s Schedule of Investments. This schedule reports the types of securities held in the Fund on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Fund invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Fund exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. A company may be allocated to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities, or the country where a majority of the company’s revenues are derived. The Fund’s Schedule of Investments relies upon the industry group and country classifications published by Bloomberg and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Fund’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Fund on the last day of the reporting period.

The Fund’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Fund shares sold to investors but not yet settled. The Fund’s liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Fund’s net assets. Because the Fund must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Fund’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

Janus Investment Fund	61

Janus Henderson Global Bond Fund

Useful Information About Your Fund Report (unaudited)

Statement of Operations

This statement details the Fund’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Fund holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Fund.

The next section reports the expenses incurred by the Fund, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Fund will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Fund during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Fund holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets

These statements report the increase or decrease in the Fund’s net assets during the reporting period. Changes in the Fund’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Fund’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Fund’s investment operations. The Fund’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Fund to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Fund’s net assets will not be affected.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Fund through purchases or withdrawals via redemptions. The Fund’s net assets will increase and decrease in value as investors purchase and redeem shares from the Fund.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Fund’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the total return for the period. The total return may include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. As a result, the total return may differ from the total return reflected for individual shareholder transactions. Also included are ratios of expenses and net investment income to average net assets.

The Fund’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Fund during the reporting period. Do not confuse this ratio with the Fund’s yield. The net investment income ratio is not a true measure of the Fund’s yield because it does not take into account the dividends distributed to the Fund’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Fund. Portfolio turnover is affected by market conditions, changes in the asset size of the Fund, fluctuating volume of shareholder purchase and redemption orders, the nature of the Fund’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the

62	DECEMBER 31, 2023

Janus Henderson Global Bond Fund

Useful Information About Your Fund Report (unaudited)

portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

Janus Investment Fund	63

Janus Henderson Global Bond Fund

Notes

NotesPage1

64	DECEMBER 31, 2023

Janus Henderson Global Bond Fund

Notes

NotesPage2

Janus Investment Fund	65

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc Mutual funds distributed by Janus Henderson Distributors US LLC
125-24-93023 02-24

SEMIANNUAL REPORT December 31, 2023

Janus Henderson Government Money Market Fund

Janus Investment Fund

Janus Henderson Government Money Market Fund

Important Notice - Tailored Shareholder Reports

Effective January 24, 2023, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments that require mutual funds and exchange-traded funds to provide shareholders with streamlined annual and semi-annual shareholder reports that highlight key information. Other information, including financial statements, that currently appears in shareholder reports will be made available online, delivered free of charge to shareholders upon request, and filed with the SEC. The first tailored shareholder report for the Fund will be for the reporting period ending June 30, 2024. Currently, management is evaluating the impact of the rule and form amendments on the content of the Fund’s current shareholder reports.

Janus Henderson Government Money Market Fund (unaudited)

Performance

Vince Ahn co-portfolio manager	Garrett Strum co-portfolio manager

Average Annual Total Return		Seven-Day Current Yield
For the periods ended December 31, 2023		Class D Shares
Class D Shares		With Reimbursement	4.82%
Fiscal Year-to-Date	2.42%	Without Reimbursement	4.82%
1 Year	4.56%	Class T Shares
5 Year	1.51%	With Reimbursement	4.80%
10 Year	0.91%	Without Reimbursement	4.80%
Since Inception (February 14, 1995)	2.06%	Prospectus Expense Ratios
Class T Shares		Class D Shares
Fiscal Year-to-Date	2.41%	Total Annual Fund Operating Expenses‡	0.58%
1 Year	4.54%	Class T Shares
5 Year	1.50%	Total Annual Fund Operating Expenses‡	0.60%
10 Year	0.90%
Since Inception (February 14, 1995)	2.06%

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. For the most recent month-end performance call 800.668.0434 (or 800.525.3713 if you hold shares directly with Janus Henderson) or visit janushenderson.com/performance (or janushenderson.com/allfunds if you hold shares directly with Janus Henderson).

For Janus Henderson Government Money Market Fund: You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

Returns include reinvestment of all dividends and distributions.

The yield more closely reflects the current earnings of the money market fund than the total return.

Class D Shares of the Fund commenced operations on February 16, 2010. Performance shown for periods prior to February 16, 2010, reflects the performance of the Fund’s former Class J Shares, the initial share class (renamed Class T Shares effective February 16, 2010), calculated using the fees and expenses in effect during the periods shown, net of any applicable fee and expense limitations or waivers.

If Class D Shares of the Fund had been available during periods prior to February 16, 2010, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of Class D Shares reflects the fees and expenses of Class D Shares, net of any applicable fee and expense limitations or waivers. Please refer to the Fund’s prospectuses for further details concerning historical performance.

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

See “Useful Information About Your Fund Report.”

‡ As stated in the prospectus. See Financial Highlights for actual expense ratios during the reporting period.

Janus Investment Fund	1

Janus Henderson Government Money Market Fund (unaudited)

Expense Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in either share class or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. These fees are fully described in the Fund’s prospectuses. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (7/1/23)	Ending Account Value (12/31/23)	Expenses Paid During Period (7/1/23 - 12/31/23)†	Beginning Account Value (7/1/23)	Ending Account Value (12/31/23)	Expenses Paid During Period (7/1/23 - 12/31/23)†	Net Annualized Expense Ratio (7/1/23 - 12/31/23)
Class D Shares	$1,000.00	$1,024.20	$2.90	$1,000.00	$1,022.27	$2.90	0.57%
Class T Shares	$1,000.00	$1,024.10	$3.00	$1,000.00	$1,022.17	$3.00	0.59%
†

Expenses Paid During Period are equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Fund’s prospectuses for more information regarding waivers and/or reimbursements.

2	DECEMBER 31, 2023

Janus Henderson Government Money Market Fund

Schedule of Investments (unaudited)

December 31, 2023

Principal Amounts		Value
U.S. Government Agency Notes– 37.2%
Federal Home Loan Bank Discount Notes:
5.3150%, 1/3/24	$6,000,000	$5,999,094
5.2918%, 1/5/24	5,000,000	4,997,749
5.2863%, 1/10/24	6,000,000	5,992,909
5.2500%, 1/12/24	6,000,000	5,991,241
5.2792%, 1/17/24	6,000,000	5,986,714
5.3450%, 1/19/24	5,000,000	4,987,294
5.2701%, 1/24/24	5,000,000	4,983,813
5.2622%, 1/26/24	6,000,000	5,978,846
5.3300%, 1/31/24	6,000,000	5,974,119
5.2523%, 2/2/24	6,000,000	5,972,742
5.2177%, 2/9/24	5,000,000	4,971,938
5.1999%, 2/14/24	6,000,000	5,962,601
5.3600%, 2/16/24	6,000,000	5,959,577
5.2450%, 2/21/24	6,000,000	5,956,285
5.2630%, 2/23/24	6,000,000	5,954,267
5.2028%, 3/1/24	5,000,000	4,956,595
5.2500%, 3/6/24	6,000,000	5,943,894
5.2750%, 3/7/24	6,000,000	5,942,621
5.2082%, 3/15/24	5,000,000	4,947,013
5.2450%, 3/20/24	6,000,000	5,931,670
5.2100%, 3/27/24	5,000,000	4,938,481
5.2400%, 4/1/24	6,000,000	5,921,193
5.1894%, 4/5/24	6,000,000	5,918,546
5.1914%, 4/10/24	6,000,000	5,914,212
5.1616%, 4/12/24	5,000,000	4,926,325
Total U.S. Government Agency Notes (cost $141,009,739)		141,009,739
U.S. Treasury Debt– 8.6%
United States Treasury Bill, 5.2900%, 1/2/24	6,000,000	6,000,000
United States Treasury Bill, 5.2944%, 2/6/24	6,000,000	5,968,942
United States Treasury Bill, 5.2443%, 2/13/24	6,000,000	5,963,215
United States Treasury Bill, 5.2484%, 3/5/24	5,000,000	4,953,884
United States Treasury Bill, 5.2352%, 3/14/24	5,000,000	4,947,613
United States Treasury Bill, 5.2550%, 3/26/24	5,000,000	4,938,534
Total U.S. Treasury Debt (cost $32,772,188)		32,772,188
Variable Rate Demand Notes¶– 16.5%
6213 Montezuma LLC (LOC: FHLB of San Francisco), 5.4600%, 2/1/62	2,200,000	2,200,000
Alberta Street Development LLC (LOC: FHLB of San Francisco),
5.4600%, 3/1/61	2,000,000	2,000,000
Bryan W Kelley 2019 Irrevocable Insurance Trust (LOC: FHLB of Dallas),
5.4500%, 7/1/70	2,980,000	2,980,000
Cypress Bend Real Estate Development Co LLC (LOC: FHLB of Dallas),
5.4500%, 4/1/33	9,000,000	9,000,000
Irvine Inn Apartments LP (LOC: FHLB of San Francisco), 5.4600%, 2/1/60	4,000,000	4,000,000
John H Smith Irrevocable Insurance Trust of 2017/The (LOC: FHLB of Dallas),
5.4500%, 2/1/41	5,820,000	5,820,000
Johnson Capital Management LLC (LOC: FHLB of Indianapolis), 5.7600%, 6/3/47	2,845,000	2,845,000
LML Trust (LOC: FHLB of Dallas), 5.4500%, 2/1/41	4,500,000	4,500,000
Olivetree Apartments LP (LOC: FHLB of San Francisco), 5.4600%, 6/2/59	10,000,000	10,000,000
Rieber Life Insurance Trust/The (LOC: FHLB of Dallas), 5.4500%, 5/1/42	4,000,000	4,000,000
SIL Irrevocable Trust (LOC: FHLB of Dallas), 5.4500%, 6/1/43	6,150,000	6,150,000
SMZ Holdings LLC (LOC: FHLB of Dallas), 5.4500%, 6/1/40	4,240,000	4,240,000
Ventana Housing LP (LOC: FHLB of San Francisco), 5.4600%, 6/1/60	5,000,000	5,000,000
Total Variable Rate Demand Notes (cost $62,735,000)		62,735,000
Repurchase Agreementsë– 37.4%
Credit Agricole, New York, Joint repurchase agreement, 5.2900%, dated 12/29/23, maturing 1/2/24 to be repurchased at $5,002,939 collateralized by $5,774,410 in U.S. Treasuries 1.0000%, 7/31/28 with a value of $5,100,001	5,000,000	5,000,000

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	3

Janus Henderson Government Money Market Fund

Schedule of Investments (unaudited)

December 31, 2023

Principal Amounts		Value
Repurchase Agreementsë– (continued)
Goldman Sachs & Co., Joint repurchase agreement, 5.2000%, dated 12/29/23, maturing 1/2/24 to be repurchased at $35,020,222 collateralized by $35,515,835 in U.S. Government Agencies 2.9783% - 6.8377%, 3/20/46 - 11/20/53 with a value of $35,700,000	$35,000,000	$35,000,000
HSBC Securities (USA), Inc., Joint repurchase agreement, 5.2700%, dated 12/29/23, maturing 1/2/24 to be repurchased at $10,005,856 collateralized by $11,135,580 in U.S. Treasuries 0% - 6.1250%, 2/28/27 - 8/15/44 with a value of $10,200,001	10,000,000	10,000,000
ING Financial Markets LLC, Joint repurchase agreement, 5.3000%, dated 12/29/23, maturing 1/2/24 to be repurchased at $20,011,778 collateralized by $22,436,432 in U.S. Government Agencies 2.0000% - 7.0000%, 6/1/29 - 1/1/57 with a value of $20,412,139	20,000,000	20,000,000
ING Financial Markets LLC, Joint repurchase agreement, 5.3000%, dated 12/29/23, maturing 1/2/24 to be repurchased at $5,002,944 collateralized by $5,197,447 in U.S. Treasuries 0% - 5.0000%, 1/15/24 - 11/15/53 with a value of $5,103,007	5,000,000	5,000,000
Royal Bank of Canada, NY Branch, Joint repurchase agreement, 5.2900%, dated 12/29/23, maturing 1/2/24 to be repurchased at $10,005,878 collateralized by $10,520,675 in U.S. Treasuries 2.1250%, 5/15/25 with a value of $10,205,998	10,000,000	10,000,000
Royal Bank of Canada, NY Branch, Joint repurchase agreement, 5.3000%, dated 12/29/23, maturing 1/2/24 to be repurchased at $56,733,390 collateralized by $36,105,637 in U.S. Government Agencies 3.0000% - 7.5000%, 9/1/26 - 7/20/63 and $21,762,481 in U.S. Treasuries 0% - 4.1250%, 1/11/24 - 8/15/32 with a value of $57,868,063	56,700,000	56,700,000
Total Repurchase Agreements (cost $141,700,000)		141,700,000
Total Investments (total cost $378,216,927) – 99.7%		378,216,927
Cash, Receivables and Other Assets, net of Liabilities – 0.3%		1,075,432
Net Assets – 100%		$379,292,359

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

4	DECEMBER 31, 2023

Janus Henderson Government Money Market Fund

Schedule of Investments (unaudited)

December 31, 2023

Offsetting of Financial Assets and Derivative Assets

	Gross Amounts
	of Recognized	Offsetting Asset	Collateral
Counterparty	Assets	or Liability(a)	Pledged(b)	Net Amount

Credit Agricole, New York	$5,000,000	$—	$(5,000,000)	$—
Goldman Sachs & Co.	35,000,000	—	(35,000,000)	—
HSBC Securities (USA), Inc.	10,000,000	—	(10,000,000)	—
ING Financial Markets LLC	25,000,000	—	(25,000,000)	—
Royal Bank of Canada, NY Branch	66,700,000	—	(66,700,000)	—

Total	$141,700,000	$—	$(141,700,000)	$—
(a)

Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	5

Janus Henderson Government Money Market Fund

Notes to Schedule of Investments and Other Information (unaudited)

LLC	Limited Liability Company
LOC	Letter of Credit
LP	Limited Partnership

Money market funds may hold securities with stated maturities of greater than 397 days when those securities have features that allow a fund to “put” back the security to the issuer or to a third party within 397 days of acquisition. The maturity dates shown in the security descriptions are the stated maturity dates.

¶

Variable rate demand notes are not based on a published reference rate and spread; they are determined by the issuer or remarketing agent and current market conditions. The reference rate in the security description is as of December 31, 2023.

ë	The Fund may have elements of risk due to concentration of investments. Such concentrations may subject the Fund to additional risks.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2023. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
U.S. Government Agency Notes	$-	$141,009,739	$-
U.S. Treasury Debt	-	32,772,188	-
Variable Rate Demand Notes	-	62,735,000	-
Repurchase Agreements	-	141,700,000	-
Total Assets	$-	$378,216,927	$-

6	DECEMBER 31, 2023

Janus Henderson Government Money Market Fund

Statement of Assets and Liabilities (unaudited)

December 31, 2023

Assets:
Investments, at value (cost $236,516,927)	$236,516,927
Repurchase agreements, at value (cost $141,700,000)	141,700,000
Cash	235,517
Trustees' deferred compensation	10,344
Receivables:
Fund shares sold	1,229,534
Interest	378,654
Total Assets	380,070,976
Liabilities:
Payables:	—
Fund shares repurchased	549,697
Administration services fees	118,930
Advisory fees	66,010
Professional fees	23,745
Trustees' deferred compensation fees	10,344
Dividends	9,405
Trustees' fees and expenses	486
Total Liabilities	778,617
Net Assets	$379,292,359
Net Assets Consist of:
Capital (par value and paid-in surplus)	$379,297,420
Total distributable earnings (loss)	(5,061)
Total Net Assets	$379,292,359
Net Assets - Class D Shares	$373,102,837
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	373,111,958
Net Asset Value Per Share	$1.00
Net Assets - Class T Shares	$6,189,522
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	6,189,795
Net Asset Value Per Share	$1.00

See Notes to Financial Statements.

Janus Investment Fund	7

Janus Henderson Government Money Market Fund

Statement of Operations (unaudited)

For the period ended December 31, 2023

Investment Income:
Interest	$10,221,805
Other income	31
Total Investment Income	10,221,836
Expenses:
Advisory fees	380,925
Administration services fees:
Class D Shares	674,490
Class T Shares	11,797
Professional fees	25,405
Trustees’ fees and expenses	3,862
Total Expenses	1,096,479
Net Investment Income/(Loss)	9,125,357
Net Increase/(Decrease) in Net Assets Resulting from Operations	$9,125,357

See Notes to Financial Statements.

8	DECEMBER 31, 2023

Janus Henderson Government Money Market Fund

Statements of Changes in Net Assets

	Period ended December 31, 2023 (unaudited)	Year ended June 30, 2023

Operations:
Net investment income/(loss)	$9,125,357	$12,934,389
Net Increase/(Decrease) in Net Assets Resulting from Operations	9,125,357	12,934,389
Dividends and Distributions to Shareholders:
Class D Shares	(8,977,232)	(12,672,152)
Class T Shares	(148,125)	(274,409)
Net Decrease from Dividends and Distributions to Shareholders	(9,125,357)	(12,946,561)
Capital Share Transactions:
Class D Shares	(10,776,632)	(23,016,362)
Class T Shares	(74,284)	(2,602,317)
Net Increase/(Decrease) from Capital Share Transactions	(10,850,916)	(25,618,679)
Net Increase/(Decrease) in Net Assets	(10,850,916)	(25,630,851)
Net Assets:
Beginning of period	390,143,275	415,774,126
End of period	$379,292,359	$390,143,275

See Notes to Financial Statements.

Janus Investment Fund	9

Janus Henderson Government Money Market Fund

Financial Highlights

Class D Shares
For a share outstanding during the period ended December 31, 2023 (unaudited) and the year ended June 30	2023	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.02	0.03	—(2)	—(2)	0.01	0.02
Net realized and unrealized gain/(loss)(2)	—	—	—	—	—	—
Total from Investment Operations	0.02	0.03	—	—	0.01	0.02
Less Dividends and Distributions:
Dividends (from net investment income)	(0.02)	(0.03)	—(2)	—(2)	(0.01)	(0.02)
Distributions (from capital gains)	—	—(2)	—	—	—	—
Total Dividends and Distributions	(0.02)	(0.03)	—	—	(0.01)	(0.02)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return*	2.42%	3.27%	0.00%	0.00%	0.96%	1.71%
Net Assets, End of Period (in thousands)	$373,103	$383,879	$406,908	$343,130	$324,601	$202,580
Average Net Assets for the Period (in thousands)	$374,874	$395,495	$356,187	$344,963	$252,388	$197,526
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.57%	0.58%	0.57%	0.57%	0.63%	0.69%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.57%	0.58%	0.25%	0.09%	0.49%	0.59%
Ratio of Net Investment Income/(Loss)	4.76%	3.20%	0.00%(3)	0.00%(3)	0.84%	1.70%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Less than $0.005 on a per share basis.

(3) Less than 0.005%.

See Notes to Financial Statements.

10	DECEMBER 31, 2023

Janus Henderson Government Money Market Fund

Financial Highlights

Class T Shares
For a share outstanding during the period ended December 31, 2023 (unaudited) and the year ended June 30	2023	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.02	0.03	—(2)	—(2)	0.01	0.02
Net realized and unrealized gain/(loss)(2)	—	—	—	—	—	—
Total from Investment Operations	0.02	0.03	—	—	0.01	0.02
Less Dividends and Distributions:
Dividends (from net investment income)	(0.02)	(0.03)	—(2)	—(2)	(0.01)	(0.02)
Distributions (from capital gains)	—	—(2)	—	—	—	—
Total Dividends and Distributions	(0.02)	(0.03)	—	—	(0.01)	(0.02)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return*	2.41%	3.25%	0.00%	0.00%	0.94%	1.70%
Net Assets, End of Period (in thousands)	$6,190	$6,264	$8,866	$6,846	$7,384	$7,849
Average Net Assets for the Period (in thousands)	$6,202	$8,717	$6,856	$7,040	$7,745	$8,055
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.59%	0.60%	0.59%	0.59%	0.66%	0.71%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.59%	0.60%	0.26%	0.09%	0.53%	0.61%
Ratio of Net Investment Income/(Loss)	4.75%	3.14%	0.00%(3)	0.00%(3)	0.98%	1.67%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Less than $0.005 on a per share basis.

(3) Less than 0.005%.

See Notes to Financial Statements.

Janus Investment Fund	11

Janus Henderson Government Money Market Fund

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Janus Henderson Government Money Market Fund (the “Fund”) is a series fund. The Fund is part of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 38 Funds which include multiple series of shares, with differing investment objectives and policies. The Fund seeks capital preservation and liquidity with current income as a secondary objective. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.

The Fund offers two classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer both classes of shares.

The Fund operates as a “government money market fund” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended. As a government money market fund, the Fund pursues its investment objectives by normally investing at least 99.5% of its total assets in cash, U.S. Government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities).

As a government money market fund, the Fund is not required to impose a liquidity fee and/or a redemption gate on fund redemptions. The Trustees have determined not to subject the Fund to a liquidity fee and/or a redemption gate on fund redemptions. The Trustees have reserved its ability to change this determination with respect to liquidity fees and/or redemption gates, but only after providing appropriate prior notice to shareholders.

Shareholders, including individuals, accounts, as well as the Fund’s portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US GAAP")).

Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.

Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.

The following accounting policies have been followed by the Fund and are in conformity with US GAAP.

Liquidity

The Fund has adopted liquidity requirements (measured at the time of purchase) as noted:

The Fund will limit its investments in illiquid securities to 5% or less of its total assets.

Daily liquidity. The Fund will invest at least 10% of its total assets in “daily liquid assets,” which generally include cash (including demand deposits), direct obligations of the U.S. Government, securities (including repurchase agreements) that will mature or are subject to a demand feature that is exercisable and payable within one business day, and/or amounts receivable and due unconditionally within one business day on pending sales of portfolio securities.

Weekly liquidity. The Fund will invest at least 30% of its assets in “weekly liquid assets,” which generally include cash (including demand deposits), direct obligations of the U.S. Government, agency discount notes with remaining maturities of 60 days or less, and securities (including repurchase agreements) that will mature or are subject to a demand feature that is exercisable and payable within five business days.

12	DECEMBER 31, 2023

Janus Henderson Government Money Market Fund

Notes to Financial Statements (unaudited)

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Investments held by the Fund are valued utilizing the amortized cost method of valuation permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under the amortized cost method, which does not take into account unrealized capital gains or losses, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE.

Periodic review and monitoring of the valuation of short-term securities is performed in an effort to ensure that amortized cost approximates market value. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2023 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on the accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Janus Investment Fund	13

Janus Henderson Government Money Market Fund

Notes to Financial Statements (unaudited)

Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

Expenses

The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.

Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

Dividends and Distributions

Dividends, if any, are declared daily and distributed monthly for the Fund. Realized capital gains, if any, are declared and distributed in December. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or the Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

2. Other Investments and Strategies

Market Risk

The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.

• COVID-19 Pandemic. The effects of COVID-19 have contributed to increased volatility in global financial markets and have affected and may continue to affect certain countries, regions, issuers, industries and market sectors more dramatically than others. These conditions and events could have a significant impact on the Fund and its investments,

14	DECEMBER 31, 2023

Janus Henderson Government Money Market Fund

Notes to Financial Statements (unaudited)

the Fund’s ability to meet redemption requests, and the processes and operations of the Fund’s service providers, including the Adviser.

• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.

Repurchase Agreements

The Fund and other funds advised by the Adviser or its affiliates may transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.

Repurchase agreements held by the Fund are fully collateralized, and such collateral is in the possession of the Fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Sovereign Debt

The Fund may invest in U.S. and non-U.S. government debt securities (“sovereign debt”). Some investments in sovereign debt, such as U.S. sovereign debt, are considered low risk. However, investments in sovereign debt, especially the debt of less developed countries, can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. The Fund may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities, which may adversely affect the Fund’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent the Fund invests in non-U.S. sovereign debt, it may be subject to currency risk.

Variable and Floating Rate Notes

The Fund also may purchase variable and floating rate demand notes of corporations and other entities, which are unsecured obligations redeemable upon not more than 30 days’ notice. The Fund may purchase variable and floating rate demand notes of U.S. Government issuers or commercial banks. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days’ notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a seven day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid investment. The rate of interest on securities purchased by the Fund may be tied to short-term Treasury or other government securities or indices on securities that are permissible investments of the Fund, as well as other money market rates of interest. The Fund will not purchase securities whose values are tied to interest rates or indices that are not appropriate for the duration and volatility standards of a money market fund.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition

Janus Investment Fund	15

Janus Henderson Government Money Market Fund

Notes to Financial Statements (unaudited)

(i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.

The Fund may be exposed to counterparty risk through its investments in certain securities, including, but not limited to, repurchase agreements and debt securities. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Offsetting Assets and Liabilities

The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.

The Offsetting Assets and Liabilities table located in the Schedule of Investments presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the Fund's Schedule of Investments.

All repurchase agreements are transacted under legally enforceable master repurchase agreements that give the Fund, in the event of default by the counterparty, the right to liquidate securities held and to offset receivables and payables with the counterparty. For financial reporting purposes, the Fund does not offset financial instruments' payables and receivables and related collateral on the Statement of Assets and Liabilities. Repurchase agreements held by the Fund are fully collateralized, and such collateral is in the possession of the Fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest.

3. Investment Advisory Agreements and Other Transactions with Affiliates

The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The Fund’s contractual investment advisory fee rate (expressed as an annual rate) is 0.20% of its average daily net assets.

The Adviser may voluntarily waive and/or reimburse additional fees to the extent necessary to assist the Fund in attempting to maintain a yield of at least 0.00%. These waivers and reimbursements are voluntary and could change or be terminated at any time at the discretion of the Adviser. There is no guarantee that the Fund will maintain a positive yield. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense Reimbursement” on the Statement of Operations.

Class D Shares and Class T Shares of the Fund compensate the Adviser at an annual rate of 0.36% and 0.38%, respectively, of average daily net assets for providing certain administration services including, but not limited to, oversight and coordination of the Fund’s service providers, recordkeeping and registration functions and also to pay for costs such as shareholder servicing and custody. These amounts are disclosed as “Administration services fees” on the Statement of Operations. A portion of the Fund’s administration fee is paid to BNP Paribas Financial Services ("BPFS"). BPFS provides certain administrative services to the Fund, including services related to Fund accounting, calculation of the Fund’s daily NAV, and Fund audit, tax, and reporting obligations, pursuant to a sub-administration agreement with the Adviser on behalf of the Fund. The Adviser does not receive any additional compensation, beyond the administration services fee for serving as administrator.

The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of

16	DECEMBER 31, 2023

Janus Henderson Government Money Market Fund

Notes to Financial Statements (unaudited)

December 31, 2023 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended December 31, 2023 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $196,900 were paid by the Trust to the Trustees under the Deferred Plan during the period ended December 31, 2023.

4. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

5. Capital Share Transactions

	Period ended December 31, 2023		Year ended June 30, 2023
	Shares	Amount	Shares	Amount

Class D Shares:
Shares sold	59,187,691	$ 59,187,690	138,981,154	$138,981,797
Reinvested dividends and distributions	8,863,414	8,863,414	12,522,215	12,522,215
Shares repurchased	(78,827,736)	(78,827,736)	(174,520,374)	(174,520,374)
Net Increase/(Decrease)	(10,776,631)	$(10,776,632)	(23,017,005)	$ (23,016,362)
Class T Shares:
Shares sold	4,101,540	$ 4,101,540	9,837,496	$ 9,837,512
Reinvested dividends and distributions	147,817	147,817	272,793	272,793
Shares repurchased	(4,323,641)	(4,323,641)	(12,712,622)	(12,712,622)
Net Increase/(Decrease)	(74,284)	$ (74,284)	(2,602,333)	$ (2,602,317)

6. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2023 and through the date of issuance of the Fund’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

Janus Investment Fund	17

Janus Henderson Government Money Market Fund

Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093; (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov. Additionally, information regarding the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is also available, free of charge, through janushenderson.com/proxyvoting and from the SEC’s website at http://www.sec.gov.

Monthly Portfolio Holdings

The Fund files its complete holdings in a monthly report on Form N-MFP within 5 business days after each month end. These reports (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus Henderson representative at 1-877-335-2687 (toll free) (or 1-800-525-3713 if you hold Class D Shares).

APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD

The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.

In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.

At meetings held on November 3, 2023 and December 14-15, 2023, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2024 through February 1, 2025, subject to earlier termination as provided for in each agreement.

In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.

Nature, Extent and Quality of Services

The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson

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Additional Information (unaudited)

Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.

In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.

The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.

Performance of the Funds

The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2023, approximately 44% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2023, approximately 50% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average 2023 performance has been reasonable, noting that: (i) for the 12 months ended September 30, 2023, approximately 43% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; (ii) for the 36 months ended September 30, 2023, approximately 45% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; and (iii) for the 5- and 10-year periods ended September 30, 2023, approximately 63% and 66% of the Janus Henderson Funds were in the top two quartiles of performance, respectively, as reported by Morningstar.

The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

· For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

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Janus Henderson Government Money Market Fund

Additional Information (unaudited)

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

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• For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

U.S. Equity Funds

• For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

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Janus Henderson Government Money Market Fund

Additional Information (unaudited)

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend is improving.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the evaluated performance period ended June 30, 2023. The Trustees noted that the 12- and 36-month end performance periods ended June 30, 2023 were not yet available.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as

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Additional Information (unaudited)

applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.

Costs of Services Provided

The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 6% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.

For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, changes in portfolio management, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.

The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.

The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that the Adviser noted that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant referenced its past analyses from 2022, which found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to funds subadvised by the Adviser and to the fees the Adviser charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 9 of 11 Janus Henderson Funds had lower management fees than similar funds subadvised by the Adviser. As part of their review of the 2022 independent consultant findings, the Trustees noted that for the two Janus Henderson Funds that did not have lower management fees than similar funds subadvised by the Adviser, management fees for each were under the average of its 15(c) peer group.

The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2022 (except for Janus Henderson U.S. Dividend Income Fund, for which the period end was March 31, 2023) and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were

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Janus Henderson Government Money Market Fund

Additional Information (unaudited)

reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Developed World Bond Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The

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Janus Henderson Government Money Market Fund

Additional Information (unaudited)

Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

U.S. Equity Funds

• For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

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Janus Henderson Government Money Market Fund

Additional Information (unaudited)

• For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.

Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that the Adviser reported no changes to its allocation methodology for the 2023 15(c) process; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual

26	DECEMBER 31, 2023

Janus Henderson Government Money Market Fund

Additional Information (unaudited)

Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.

The Trustees concluded that the management fees payable by each Janus Henderson Fund to the Adviser were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.

Economies of Scale

The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2023 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 28% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 41% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the Janus Henderson Fund is small/midsized and higher fees when the Janus Henderson Fund grows in assets.

With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2023 report that (1) 70% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.

The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.

Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.

Other Benefits to the Adviser

The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the

Janus Investment Fund	27

Janus Henderson Government Money Market Fund

Additional Information (unaudited)

Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.

28	DECEMBER 31, 2023

Janus Henderson Government Money Market Fund

Useful Information About Your Fund Report (unaudited)

Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in the Fund with one or more widely used market indices. When comparing the performance of the Fund with an index, keep in mind that market indices are not available for investment and do not reflect deduction of expenses.

Average annual total returns are quoted for a Fund with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Cumulative total returns are quoted for a Fund with less than one year of performance history. Cumulative total return is the growth or decline in value of an investment over time, independent of the period of time involved. Cumulative total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Fund’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of the Adviser and reflects the Fund’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Fund’s Schedule of Investments. This schedule reports the types of securities held in the Fund on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Fund invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Fund exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. A company may be allocated to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities, or the country where a majority of the company’s revenues are derived. The Fund’s Schedule of Investments relies upon the industry group and country classifications published by Bloomberg and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Fund’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Fund on the last day of the reporting period.

The Fund’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Fund shares sold to investors but not yet settled. The Fund’s liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Fund’s net assets. Because the Fund must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Fund’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

Janus Investment Fund	29

Janus Henderson Government Money Market Fund

Useful Information About Your Fund Report (unaudited)

Statement of Operations

This statement details the Fund’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Fund holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Fund.

The next section reports the expenses incurred by the Fund, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Fund will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Fund during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Fund holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets

These statements report the increase or decrease in the Fund’s net assets during the reporting period. Changes in the Fund’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Fund’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Fund’s investment operations. The Fund’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Fund to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Fund’s net assets will not be affected.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Fund through purchases or withdrawals via redemptions. The Fund’s net assets will increase and decrease in value as investors purchase and redeem shares from the Fund.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Fund’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the total return for the period. The total return may include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. As a result, the total return may differ from the total return reflected for individual shareholder transactions. Also included are ratios of expenses and net investment income to average net assets.

The Fund’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Fund during the reporting period. Do not confuse this ratio with the Fund’s yield. The net investment income ratio is not a true measure of the Fund’s yield because it does not take into account the dividends distributed to the Fund’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Fund. Portfolio turnover is affected by market conditions, changes in the asset size of the Fund, fluctuating volume of shareholder purchase and redemption orders, the nature of the Fund’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the

30	DECEMBER 31, 2023

Janus Henderson Government Money Market Fund

Useful Information About Your Fund Report (unaudited)

portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

Janus Investment Fund	31

Janus Henderson Government Money Market Fund

Notes

NotesPage1

32	DECEMBER 31, 2023

Janus Henderson Government Money Market Fund

Notes

NotesPage2

Janus Investment Fund	33

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc Mutual funds distributed by Janus Henderson Distributors US LLC
125-24-93025 02-24

SEMIANNUAL REPORT December 31, 2023

Janus Henderson High-Yield Fund

Janus Investment Fund

HIGHLIGHTS • Investment strategy behind your fund • Fund performance, characteristics and holdings

Janus Henderson High-Yield Fund

Tom Ross co-portfolio manager	Seth Meyer co-portfolio manager	Brent Olson co-portfolio manager

Important Notice – Tailored Shareholder Reports

Effective January 24, 2023, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments that require mutual funds and exchange-traded funds to provide shareholders with streamlined annual and semi-annual shareholder reports that highlight key information. Other information, including financial statements, that currently appears in shareholder reports will be made available online, delivered free of charge to shareholders upon request, and filed with the SEC. The first tailored shareholder report for the Fund will be for the reporting period ending June 30, 2024. Currently, management is evaluating the impact of the rule and form amendments on the content of the Fund’s current shareholder reports.

Janus Henderson High-Yield Fund (unaudited)

Fund At A Glance

December 31, 2023

Fund Profile
30-day SEC Yield*	Without Reimbursement	With Reimbursement
Class A Shares NAV	7.13%	7.16%
Class A Shares MOP	6.79%	6.81%
Class C Shares**	6.23%	6.34%
Class D Shares	7.27%	7.30%
Class I Shares	7.31%	7.33%
Class N Shares	7.41%	7.42%
Class R Shares	6.60%	6.66%
Class S Shares	6.64%	6.91%
Class T Shares	7.15%	7.16%
Weighted Average Maturity		5.3 Years
Average Effective Duration***		3.3 Years
* Yield will fluctuate.
** Does not include the 1.00% contingent deferred sales charge.
*** A theoretical measure of price volatility.

Ratings† Summary - (% of Total Investments)
BBB	1.6%
BB	48.3%
B	32.9%
CCC	10.2%
Not Rated	3.8%
Other	3.2%

† Credit ratings provided by Standard & Poor's (S&P), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality. "Other" includes cash equivalents, equity securities, and certain derivative instruments.

Significant Areas of Investment - (% of Net Assets)

Asset Allocation - (% of Net Assets)
Corporate Bonds	91.5%
Asset-Backed/Commercial Mortgage-Backed Securities	3.1%
Common Stocks	2.2%
Investments Purchased with Cash Collateral from Securities Lending	2.1%
Bank Loans and Mezzanine Loans	0.7%
Convertible Preferred Stocks	0.5%
Preferred Stocks	0.3%
Investment Companies	0.3%
Foreign Government Bonds	0.2%
Other	(0.9)%
100.0%

Janus Investment Fund	1

Janus Henderson High-Yield Fund (unaudited)

Performance

See important disclosures on the next page.

Average Annual Total Return - for the periods ended December 31, 2023						Prospectus Expense Ratios
	Fiscal Year-to-Date	One Year	Five Year	Ten Year	Since Inception*	Total Annual Fund Operating Expenses‡	Net Annual Fund Operating Expenses‡
Class A Shares at NAV	5.88%	11.53%	3.89%	3.31%	6.36%	1.01%	0.98%
Class A Shares at MOP	0.87%	6.29%	2.87%	2.80%	6.17%
Class C Shares at NAV	5.58%	10.68%	3.18%	2.61%	5.62%	1.79%	1.70%
Class C Shares at CDSC	4.58%	9.68%	3.18%	2.61%	5.62%
Class D Shares	5.98%	11.59%	4.11%	3.53%	6.49%	0.80%	0.77%
Class I Shares	6.14%	11.77%	4.18%	3.59%	6.53%	0.76%	0.74%
Class N Shares	6.05%	11.73%	4.25%	3.68%	6.55%	0.65%	0.63%
Class R Shares	5.66%	10.92%	3.44%	2.87%	5.89%	1.45%	1.38%
Class S Shares	5.78%	11.18%	3.71%	3.14%	6.16%	1.35%	1.13%
Class T Shares	5.93%	11.48%	4.01%	3.44%	6.44%	0.90%	0.88%
Bloomberg U.S. Corporate High-Yield Bond Index	7.66%	13.44%	5.37%	4.60%	6.55%
Morningstar Quartile - Class T Shares	-	3rd	4th	3rd	1st
Morningstar Ranking - based on total returns for High Yield Bond Funds	-	452/675	476/610	362/533	23/187

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.668.0434 (or 800.525.3713 if you hold shares directly with Janus Henderson) or visit janushenderson.com/performance (or janushenderson.com/allfunds if you hold shares directly with Janus Henderson).

Maximum Offering Price (MOP) returns include the maximum sales charge of 4.75%. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

CDSC returns include a 1% contingent deferred sales charge (CDSC) on Shares redeemed within 12 months of purchase. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

2	DECEMBER 31, 2023

Janus Henderson High-Yield Fund (unaudited)

Performance

Performance may be affected by risks that include those associated with foreign and emerging markets, fixed income securities, high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), Environmental, Social and Governance (ESG) factors, non-diversification, portfolio turnover, derivatives, short sales, initial public offerings (IPOs) and potential conflicts of interest. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.

Returns include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

Class A Shares, Class C Shares, Class R Shares, and Class S Shares commenced operations on July 6, 2009. Performance shown for each class for periods prior to July 6, 2009, reflects the performance of the Fund's Class J Shares, the initial share class (renamed Class T Shares effective February 16, 2010), calculated using the fees and expenses of each respective share class, without the effect of any fee and expense limitations or waivers.

Class D Shares commenced operations on February 16, 2010. Performance shown for periods prior to February 16, 2010, reflects the performance of the Fund's former Class J Shares, calculated using the fees and expenses in effect during the periods shown, net of any applicable fee and expense limitations or waivers.

Class I Shares of the Fund commenced operations on July 6, 2009. Performance shown for periods prior to July 6, 2009, reflects the performance of the Fund's former Class J Shares, calculated using the fees and expenses of Class J Shares, net of any applicable fee and expense limitations or waivers.

Class N Shares of the Fund commenced operations on May 31, 2012. Performance shown for periods prior to May 31, 2012, reflects the performance of the Fund's Class T Shares, calculated using the fees and expenses of Class T Shares, net of any applicable fee and expense limitations or waivers.

If each share class of the Fund had been available during periods prior to its commencement, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of each share class reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers. Please refer to the Fund’s prospectuses for further details concerning historical performance.

Ranking is for the share class shown only; other classes may have different performance characteristics. When an expense waiver is in effect, it may have a material effect on the total return, and therefore the ranking for the period.

© 2023 Morningstar, Inc. All Rights Reserved.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged.

See “Useful Information About Your Fund Report.”

*The Fund’s inception date – December 29, 1995

‡ As stated in the prospectus. Net expense ratios reflect the expense waiver, if any, contractually agreed to for at least a one-year period commencing on October 27, 2023. This contractual waiver may be terminated or modified only at the discretion of the Board of Trustees. See Financial Highlights for actual expense ratios during the reporting period.

Janus Investment Fund	3

Janus Henderson High-Yield Fund (unaudited)

Expense Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges (loads) on purchase payments (applicable to Class A Shares only); and (2) ongoing costs, including management fees; 12b-1 distribution and shareholder servicing fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in any share class or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. These fees are fully described in the Fund’s prospectuses. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (7/1/23)	Ending Account Value (12/31/23)	Expenses Paid During Period (7/1/23 - 12/31/23)†	Beginning Account Value (7/1/23)	Ending Account Value (12/31/23)	Expenses Paid During Period (7/1/23 - 12/31/23)†	Net Annualized Expense Ratio (7/1/23 - 12/31/23)
Class A Shares	$1,000.00	$1,058.80	$4.97	$1,000.00	$1,020.31	$4.88	0.96%
Class C Shares	$1,000.00	$1,055.80	$8.16	$1,000.00	$1,017.19	$8.01	1.58%
Class D Shares	$1,000.00	$1,059.80	$3.94	$1,000.00	$1,021.32	$3.86	0.76%
Class I Shares	$1,000.00	$1,061.40	$3.83	$1,000.00	$1,021.42	$3.76	0.74%
Class N Shares	$1,000.00	$1,060.50	$3.31	$1,000.00	$1,021.92	$3.25	0.64%
Class R Shares	$1,000.00	$1,056.60	$7.13	$1,000.00	$1,018.20	$7.00	1.38%
Class S Shares	$1,000.00	$1,057.80	$5.85	$1,000.00	$1,019.46	$5.74	1.13%
Class T Shares	$1,000.00	$1,059.30	$4.45	$1,000.00	$1,020.81	$4.37	0.86%
†

Expenses Paid During Period are equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Fund’s prospectuses for more information regarding waivers and/or reimbursements.

4	DECEMBER 31, 2023

Janus Henderson High-Yield Fund

Schedule of Investments (unaudited)

December 31, 2023

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– 3.1%
Amercian Airlines Inc / AAdvantage Loyalty IP Ltd, 5.7500%, 4/20/29 (144A)	$2,712,200	$2,643,751
BX Commercial Mortgage Trust 2021-ARIA F,
CME Term SOFR 1 Month + 2.7080%, 8.0700%, 10/15/36 (144A)‡	6,000,000	5,673,797
JP Morgan Chase Commercial Mortgage Sec Trust 2020-ACE C,
3.6942%, 1/10/37 (144A)‡	5,000,000	4,665,851
MED Trust 2021-MDLN F,
CME Term SOFR 1 Month + 4.1145%, 9.4765%, 11/15/38 (144A)‡	5,476,379	5,276,557
New Economy Assets Phase 1 Issuer LLC 2021-1 B1, 2.4100%, 10/20/61 (144A)	5,000,000	4,053,630
VASA Trust 2021-VASA F,
CME Term SOFR 1 Month + 4.0145%, 9.3765%, 7/15/39 (144A)‡	3,083,000	1,693,542
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $24,346,700)		24,007,128
Bank Loans and Mezzanine Loans– 0.7%
Consumer Cyclical – 0.7%
Mic Glen LLC, CME Term SOFR 1 Month + 6.7500%, 12.2060%, 7/20/29‡	2,303,342	2,234,242
Tacala Investment Corp, CME Term SOFR 1 Month + 8.0000%, 13.4704%, 2/4/28‡	3,481,080	3,465,868
Total Bank Loans and Mezzanine Loans (cost $5,672,194)		5,700,110
Corporate Bonds– 91.5%
Basic Industry – 6.3%
Compass Minerals International Inc, 6.7500%, 12/1/27 (144A)	5,053,000	5,002,470
First Quantum Minerals Ltd, 6.8750%, 10/15/27 (144A)	4,353,000	3,699,375
First Quantum Minerals Ltd, 8.6250%, 6/1/31 (144A)	4,439,000	3,762,052
FMG Resources (August 2006) Pty Ltd, 4.3750%, 4/1/31 (144A)	8,264,000	7,557,542
FMG Resources (August 2006) Pty Ltd, 6.1250%, 4/15/32 (144A)	2,913,000	2,933,985
Hudbay Minerals Inc, 4.5000%, 4/1/26 (144A)	5,548,000	5,366,451
Hudbay Minerals Inc, 6.1250%, 4/1/29 (144A)	9,594,000	9,406,714
Mineral Resources Ltd, 9.2500%, 10/1/28 (144A)	7,023,000	7,470,857
Verde Purchaser LLC, 10.5000%, 11/30/30 (144A)	3,726,000	3,754,504
		48,953,950
Brokerage – 0.2%
Artec Group Inc, 10.0000%, 8/15/30 (144A)	1,505,000	1,599,288
Capital Goods – 10.9%
ARD Finance SA, 6.5000% (6.50% Cash or 7.25% PIK), 6/30/27 (144A)Ø	10,884,028	5,084,800
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc,
5.2500%, 8/15/27 (144A)	6,942,000	5,392,995
Bombardier Inc, 7.5000%, 2/1/29 (144A)#	4,109,000	4,177,119
Bombardier Inc, 8.7500%, 11/15/30 (144A)	3,966,000	4,222,612
Builders FirstSource Inc, 4.2500%, 2/1/32 (144A)	5,573,000	5,026,737
Builders FirstSource Inc, 6.3750%, 6/15/32 (144A)	4,413,000	4,506,445
Chart Industries Inc, 7.5000%, 1/1/30 (144A)	1,887,000	1,972,381
JELD-WEN Inc, 4.8750%, 12/15/27 (144A)	4,114,000	3,887,730
LABL Escrow Issuer LLC, 10.5000%, 7/15/27 (144A)#	4,323,000	4,145,955
LABL Inc, 5.8750%, 11/1/28 (144A)	3,041,000	2,755,222
LABL Inc, 8.2500%, 11/1/29 (144A)	9,788,000	8,246,390
Standard Industries Inc/NJ, 3.3750%, 1/15/31 (144A)	13,599,000	11,761,753
TransDigm Inc, 4.8750%, 5/1/29	10,596,000	9,903,914
Trinity Industries Inc, 7.7500%, 7/15/28 (144A)	2,901,000	2,996,968
Trivium Packaging Finance BV, 8.5000%, 8/15/27 (144A)	7,550,000	7,402,766
Vertical US Newco Inc, 5.2500%, 7/15/27 (144A)	3,245,000	3,187,748
		84,671,535
Communications – 2.4%
CCO Holdings LLC / CCO Holdings Capital Corp, 4.2500%, 2/1/31 (144A)	2,586,000	2,259,984
Connect Finco Sarl / Connect US Finco LLC, 6.7500%, 10/1/26 (144A)	4,770,000	4,741,427
Univision Communications Inc, 8.0000%, 8/15/28 (144A)	4,883,000	5,037,400
Univision Communications Inc, 4.5000%, 5/1/29 (144A)	3,380,000	3,015,814
Univision Communications Inc, 7.3750%, 6/30/30 (144A)	3,398,000	3,388,255
		18,442,880
Consumer Cyclical – 21.9%
Allied Universal Holdco LLC / Allied Universal Finance Corp,
6.0000%, 6/1/29 (144A)	4,822,000	3,931,348

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	5

Janus Henderson High-Yield Fund

Schedule of Investments (unaudited)

December 31, 2023

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Consumer Cyclical– (continued)
Arches Buyer Inc, 4.2500%, 6/1/28 (144A)	$10,153,000	$9,194,909
Arches Buyer Inc, 6.1250%, 12/1/28 (144A)	3,824,000	3,307,760
Carnival Corp, 6.0000%, 5/1/29 (144A)	22,063,000	21,229,140
Century Communities Inc, 3.8750%, 8/15/29 (144A)	2,794,000	2,529,061
Colt Merger Sub Inc, 8.1250%, 7/1/27 (144A)	6,370,000	6,529,881
EG Global Finance PLC, 12.0000%, 11/30/28 (144A)	3,401,000	3,622,167
Foot Locker Inc, 4.0000%, 10/1/29 (144A)#	5,870,000	4,857,425
Full House Resorts Inc, 8.2500%, 2/15/28 (144A)#	9,555,000	8,981,700
Garda World Security Corp, 7.7500%, 2/15/28 (144A)	2,193,000	2,268,898
Garda World Security Corp, 6.0000%, 6/1/29 (144A)	3,242,000	2,906,056
JB Poindexter & Co Inc, 8.7500%, 12/15/31 (144A)	2,517,000	2,567,340
Kohl's Corp, 4.6250%, 5/1/31Ç	8,171,000	6,414,244
LGI Homes Inc, 4.0000%, 7/15/29 (144A)	4,398,000	3,793,275
Life Time Inc, 8.0000%, 4/15/26 (144A)	7,039,000	7,103,002
LSF9 Atlantis Holdings LLC / Victra Finance Corp, 7.7500%, 2/15/26 (144A)	9,208,000	8,832,820
Macy's Retail Holdings LLC, 5.8750%, 4/1/29 (144A)#	9,284,000	8,912,048
Michaels Cos Inc/The, 5.2500%, 5/1/28 (144A)#	4,712,000	3,725,236
Midwest Gaming Borrower LLC, 4.8750%, 5/1/29 (144A)	3,782,000	3,517,260
Penn Entertainment Inc, 4.1250%, 7/1/29 (144A)	6,264,000	5,355,713
Service Corp International/US, 3.3750%, 8/15/30	9,221,000	8,041,597
Shea Homes LP / Shea Homes Funding Corp, 4.7500%, 4/1/29	5,825,000	5,359,000
Station Casinos LLC, 4.6250%, 12/1/31 (144A)	4,194,000	3,781,623
Sugarhouse HSP Gaming Prop Mezz LP / Sugarhouse HSP Gaming Finance Corp,
5.8750%, 5/15/25 (144A)	5,182,000	5,147,817
Travel + Leisure Co, 4.6250%, 3/1/30 (144A)	5,448,000	4,872,146
Weekley Homes LLC / Weekly Finance Corp, 4.8750%, 9/15/28 (144A)	5,869,000	5,468,132
Wyndham Destinations Inc, 6.6250%, 7/31/26 (144A)	3,425,000	3,454,990
Wynn Macau Ltd, 5.6250%, 8/26/28 (144A)	8,629,000	7,991,528
Wynn Macau Ltd, 5.1250%, 12/15/29 (144A)	2,947,000	2,618,315
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp,
7.1250%, 2/15/31 (144A)	3,070,000	3,197,166
		169,511,597
Consumer Non-Cyclical – 13.2%
AdaptHealth LLC, 5.1250%, 3/1/30 (144A)	4,167,000	3,250,568
AMN Healthcare Inc, 4.0000%, 4/15/29 (144A)	6,253,000	5,639,666
Atlas LuxCo 4 Sarl / Allied Universal Holdco LLC / Allied Universal Finance Corp,
4.6250%, 6/1/28 (144A)	491,000	448,708
BellRing Brands Inc, 7.0000%, 3/15/30 (144A)	5,250,000	5,433,592
Chobani LLC / Chobani Finance Corp Inc, 4.6250%, 11/15/28 (144A)	1,761,000	1,646,200
Hadrian Merger Sub Inc, 8.5000%, 5/1/26 (144A)	8,398,000	8,272,030
Heartland Dental LLC / Heartland Dental Finance Corp,
10.5000%, 4/30/28 (144A)	6,370,000	6,609,128
HLF Financing Sarl LLC / Herbalife International Inc,
4.8750%, 6/1/29 (144A)	8,824,000	6,928,693
LifePoint Health Inc, 9.8750%, 8/15/30 (144A)	6,883,000	6,955,896
Mozart Debt Merger Sub Inc, 5.2500%, 10/1/29 (144A)	15,202,000	14,329,046
Organon Finance 1 LLC, 5.1250%, 4/30/31 (144A)	12,955,000	11,074,513
Owens & Minor Inc, 4.5000%, 3/31/29 (144A)#	2,554,000	2,252,807
Post Holdings Inc, 4.5000%, 9/15/31 (144A)	2,706,000	2,424,972
Star Parent Inc, 9.0000%, 10/1/30 (144A)	5,574,000	5,874,177
Surgery Center Holdings Inc, 10.0000%, 4/15/27 (144A)	3,084,000	3,114,840
Tenet Healthcare Corp, 4.2500%, 6/1/29	4,659,000	4,337,519
Tenet Healthcare Corp, 6.1250%, 6/15/30	5,237,000	5,295,063
Thor Industries Inc, 4.0000%, 10/15/29 (144A)	9,578,000	8,543,001
		102,430,419
Electric – 2.3%
NextEra Energy Operating Partners LP, 7.2500%, 1/15/29 (144A)	2,370,000	2,481,170
TerraForm Power Operating LLC, 4.7500%, 1/15/30 (144A)	7,280,000	6,770,400
Vistra Operations Co LLC, 4.3750%, 5/1/29 (144A)	3,110,000	2,903,212

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

6	DECEMBER 31, 2023

Janus Henderson High-Yield Fund

Schedule of Investments (unaudited)

December 31, 2023

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Electric– (continued)
Vistra Operations Co LLC, 7.7500%, 10/15/31 (144A)	$5,167,000	$5,366,389
		17,521,171
Energy – 9.1%
Archrock Partners LP / Archrock Partners Finance Corp,
6.8750%, 4/1/27 (144A)	2,282,000	2,287,705
Civitas Resources Inc, 8.3750%, 7/1/28 (144A)	4,444,000	4,639,292
DT Midstream Inc, 4.1250%, 6/15/29 (144A)	8,337,000	7,669,902
DT Midstream Inc, 4.3750%, 6/15/31 (144A)	3,488,000	3,146,295
FTAI Infra Escrow Holdings LLC, 10.5000%, 6/1/27 (144A)	11,150,000	11,566,360
Howard Midstream Energy Partners LLC, 6.7500%, 1/15/27 (144A)	4,233,000	4,185,898
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp,
6.0000%, 8/1/26 (144A)	5,522,000	5,383,950
Southwestern Energy Co, 5.3750%, 3/15/30	2,895,000	2,826,829
Sunoco LP / Sunoco Finance Corp, 4.5000%, 4/30/30	9,538,000	8,830,398
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp,
5.5000%, 1/15/28 (144A)	6,723,000	6,353,292
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp,
6.0000%, 9/1/31 (144A)	5,238,000	4,844,786
Venture Global LNG Inc, 8.1250%, 6/1/28 (144A)	8,782,000	8,868,915
		70,603,622
Finance Companies – 6.4%
Blue Owl Credit Income Corp, 7.7500%, 9/16/27	4,518,000	4,658,263
Fortress Transportation and Infrastructure Investors LLC,
9.7500%, 8/1/27 (144A)	4,281,000	4,452,240
Macquarie Airfinance Holdings Ltd, 8.1250%, 3/30/29 (144A)	5,300,000	5,539,679
Navient Corp, 9.3750%, 7/25/30	4,148,000	4,345,764
Navient Corp, 5.6250%, 8/1/33	3,496,000	2,867,946
OneMain Finance Corp, 4.0000%, 9/15/30	4,302,000	3,681,460
OWL Rock Core Income Corp, 7.9500%, 6/13/28 (144A)	3,114,000	3,227,723
PennyMac Financial Services Inc, 5.7500%, 9/15/31 (144A)	11,884,000	10,998,420
Quicken Loans LLC, 3.8750%, 3/1/31 (144A)	5,248,000	4,615,595
SLM Corp, 3.1250%, 11/2/26	2,762,000	2,575,385
Springleaf Finance Corp, 5.3750%, 11/15/29	2,959,000	2,770,803
		49,733,278
Financial Institutions – 1.9%
Burford Capital Global Finance LLC, 6.2500%, 4/15/28 (144A)	1,955,000	1,874,715
Burford Capital Global Finance LLC, 6.8750%, 4/15/30 (144A)	4,210,000	4,062,953
GGAM Finance Ltd, 8.0000%, 6/15/28 (144A)	8,140,000	8,421,636
		14,359,304
Industrial – 1.2%
KBR Inc, 4.7500%, 9/30/28 (144A)	3,564,000	3,302,945
TopBuild Corp, 4.1250%, 2/15/32 (144A)	6,706,000	5,965,538
		9,268,483
Insurance – 1.6%
Broadstreet Partners Inc, 5.8750%, 4/15/29 (144A)	9,898,000	9,239,280
HUB International Ltd, 5.6250%, 12/1/29 (144A)	2,498,000	2,383,021
USI Inc/NY, 7.5000%, 1/15/32 (144A)	860,000	880,468
		12,502,769
Specialty Retail – 0.3%
Burlington Stores Inc, 2.2500%, 4/15/25	1,989,000	2,138,175
Technology – 9.3%
Ciena Corp, 4.0000%, 1/31/30 (144A)	3,818,000	3,474,591
Entegris Escrow Corp, 5.9500%, 6/15/30 (144A)#	2,434,000	2,419,488
Entegris Inc, 3.6250%, 5/1/29 (144A)#	8,936,000	8,071,263
ION Trading Technologies Sarl, 5.7500%, 5/15/28 (144A)	3,550,000	3,131,561
Iron Mountain Inc, 5.2500%, 7/15/30 (144A)	13,361,000	12,718,436
McAfee Corp, 7.3750%, 2/15/30 (144A)	6,759,000	6,172,667
NortonLifeLock Inc, 6.7500%, 9/30/27 (144A)	7,181,000	7,305,440
RingCentral Inc, 8.5000%, 8/15/30 (144A)	8,880,000	9,079,800

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	7

Janus Henderson High-Yield Fund

Schedule of Investments (unaudited)

December 31, 2023

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Technology– (continued)
Seagate HDD Cayman, 4.1250%, 1/15/31	$4,990,000	$4,457,437
Seagate HDD Cayman, 9.6250%, 12/1/32	10,557,840	12,072,890
Western Digital Corp, 4.7500%, 2/15/26	3,109,000	3,049,986
		71,953,559
Transportation – 4.5%
American Airlines Inc, 7.2500%, 2/15/28 (144A)#	6,502,000	6,576,318
American Airlines Inc, 8.5000%, 5/15/29 (144A)	2,530,000	2,671,677
Cargo Aircraft Management Inc, 4.7500%, 2/1/28 (144A)	12,476,000	11,418,160
Rand Parent LLC, 8.5000%, 2/15/30 (144A)	7,823,000	7,481,335
Watco Cos LLC / Watco Finance Corp, 6.5000%, 6/15/27 (144A)	6,904,000	6,904,000
		35,051,490
Total Corporate Bonds (cost $708,321,919)		708,741,520
Foreign Government Bonds– 0.2%
Republic of Uzbekistan Government Bond, 7.8500%, 10/12/28 (144A)((cost $1,306,823)	1,321,000	1,379,626
Common Stocks– 2.2%
Containers & Packaging – 0.1%
Ardagh Metal Packaging SA	239,777	920,744
Health Care Equipment & Supplies – 0.3%
Hologic Inc*	30,602	2,186,513
Hotels, Restaurants & Leisure – 0.8%
Caesars Entertainment Inc*	39,653	1,858,933
Churchill Downs Inc	13,149	1,774,195
Wynn Resorts Ltd	27,897	2,541,696
		6,174,824
Metals & Mining – 0.6%
Freeport-McMoRan Inc	82,301	3,503,554
Hudbay Minerals Inc	159,538	880,650
		4,384,204
Semiconductor & Semiconductor Equipment – 0.4%
Entegris Inc	25,087	3,005,924
Total Common Stocks (cost $16,011,298)		16,672,209
Preferred Stocks– 0.3%
Consumer Cyclical – 0.3%
Quiksilver Inc¢((cost $2,633,063)	3,097,721	2,633,063
Convertible Preferred Stocks– 0.5%
Machinery – 0.5%
Chart Industries Inc, 6.7500%, 12/15/25((cost $3,503,538)	70,038	3,892,712
Investment Companies– 0.3%
Money Markets – 0.3%
Janus Henderson Cash Liquidity Fund LLC, 5.3879%ºº,£((cost $2,489,976)	2,489,478	2,489,976
Investments Purchased with Cash Collateral from Securities Lending– 2.1%
Investment Companies – 1.7%
Janus Henderson Cash Collateral Fund LLC, 5.2936%ºº,£	13,227,122	13,227,122
Time Deposits – 0.4%
Royal Bank of Canada, 5.3100%, 1/2/24	$3,306,780	3,306,780
Total Investments Purchased with Cash Collateral from Securities Lending (cost $16,533,902)		16,533,902
Total Investments (total cost $780,819,413) – 100.9%		782,050,246
Liabilities, net of Cash, Receivables and Other Assets – (0.9)%		(7,077,118)
Net Assets – 100%		$774,973,128

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

8	DECEMBER 31, 2023

Janus Henderson High-Yield Fund

Schedule of Investments (unaudited)

December 31, 2023

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$673,355,938	86.1%
Australia	17,962,384	2.3
Peru	14,773,165	1.9
Canada	14,455,335	1.8
United Kingdom	13,903,273	1.8
Macao	10,609,843	1.4
Ireland	9,342,380	1.2
Luxembourg	8,216,361	1.0
Zambia	7,461,427	1.0
Netherlands	7,402,766	0.9
Germany	3,187,748	0.4
Uzbekistan	1,379,626	0.2

Total	$782,050,246	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/23
Investment Companies - 0.3%
Money Markets - 0.3%
Janus Henderson Cash Liquidity Fund LLC, 5.3879%ºº	$549,030	$875	$(1,013)	$2,489,976
Investments Purchased with Cash Collateral from Securities Lending - 1.7%
Investment Companies - 1.7%
Janus Henderson Cash Collateral Fund LLC, 5.2936%ºº	157,617∆	-	-	13,227,122
Total Affiliated Investments - 2.0%	$706,647	$875	$(1,013)	$15,717,098

	Value at 6/30/23	Purchases	Sales Proceeds	Value at 12/31/23
Investment Companies - 0.3%
Money Markets - 0.3%
Janus Henderson Cash Liquidity Fund LLC, 5.3879%ºº	23,555,617	177,955,082	(199,020,585)	2,489,976
Investments Purchased with Cash Collateral from Securities Lending - 1.7%
Investment Companies - 1.7%
Janus Henderson Cash Collateral Fund LLC, 5.2936%ºº	26,971,853	81,901,054	(95,645,785)	13,227,122

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	9

Janus Henderson High-Yield Fund

Schedule of Investments (unaudited)

December 31, 2023

Offsetting of Financial Assets and Derivative Assets

Gross Amounts
	of Recognized	Offsetting Asset	Collateral
Counterparty	Assets	or Liability(a)	Pledged(b)	Net Amount

JPMorgan Chase Bank, National Association	$15,906,739	$—	$(15,906,739)	$—

(a)

Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

10	DECEMBER 31, 2023

Janus Henderson High-Yield Fund

Notes to Schedule of Investments and Other Information (unaudited)

Bloomberg U.S. Corporate High-Yield Bond Index	Bloomberg U.S. Corporate High Yield Bond Index measures the US dollar-denominated, high yield, fixed-rate corporate bond market.

LLC	Limited Liability Company
LP	Limited Partnership
PIK	Pay-in-kind (PIK) bonds give the issuer an option to make the interest payment in cash or additional securities.
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2023 is $640,501,601, which represents 82.6% of net assets.

*	Non-income producing security.

‡

Variable or floating rate security. Rate shown is the current rate as of December 31, 2023. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of December 31, 2023.

#	Loaned security; a portion of the security is on loan at December 31, 2023.

Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.

Ø	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended December 31, 2023 is $2,633,063, which represents 0.3% of net assets.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

Janus Investment Fund	11

Janus Henderson High-Yield Fund

Notes to Schedule of Investments and Other Information (unaudited)

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2023. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$24,007,128	$-
Bank Loans and Mezzanine Loans	-	5,700,110	-
Corporate Bonds	-	708,741,520	-
Foreign Government Bonds	-	1,379,626	-
Common Stocks	16,672,209	-	-
Preferred Stocks	-	-	2,633,063
Convertible Preferred Stocks	3,892,712	-	-
Investment Companies	-	2,489,976	-
Investments Purchased with Cash Collateral from Securities Lending	-	16,533,902	-
Total Assets	$20,564,921	$758,852,262	$2,633,063

12	DECEMBER 31, 2023

Janus Henderson High-Yield Fund

Statement of Assets and Liabilities (unaudited)

December 31, 2023

See footnotes at the end of the Statement.

Assets:
Unaffiliated investments, at value (cost $765,102,315)(1)	$766,333,148
Affiliated investments, at value (cost $15,717,098)	15,717,098
Cash	37,752
Trustees' deferred compensation	21,285
Receivables:
Interest	12,301,355
Investments sold	3,115,197
Fund shares sold	1,033,818
Dividends from affiliates	103,963
Dividends	5,023
Other assets	158,401
Total Assets	798,827,040
Liabilities:
Collateral for securities loaned (Note 2)	16,533,902
Payables:	—
Fund shares repurchased	6,239,264
Advisory fees	395,257
Dividends	368,392
Transfer agent fees and expenses	115,619
Professional fees	34,017
Trustees' deferred compensation fees	21,285
12b-1 Distribution and shareholder servicing fees	12,062
Custodian fees	3,101
Affiliated fund administration fees payable	1,762
Trustees' fees and expenses	971
Accrued expenses and other payables	128,280
Total Liabilities	23,853,912
Commitments and contingent liabilities (Note 3)
Net Assets	$774,973,128

See Notes to Financial Statements.

Janus Investment Fund	13

Janus Henderson High-Yield Fund

Statement of Assets and Liabilities (unaudited)

December 31, 2023

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,087,408,065
Total distributable earnings (loss)	(312,434,937)
Total Net Assets	$774,973,128
Net Assets - Class A Shares	$27,408,894
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	3,790,187
Net Asset Value Per Share(2)	$7.23
Maximum Offering Price Per Share(3)	$7.59
Net Assets - Class C Shares	$3,663,850
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	506,435
Net Asset Value Per Share(2)	$7.23
Net Assets - Class D Shares	$292,049,739
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	40,369,619
Net Asset Value Per Share	$7.23
Net Assets - Class I Shares	$128,753,645
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	17,791,378
Net Asset Value Per Share	$7.24
Net Assets - Class N Shares	$94,595,206
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	13,079,343
Net Asset Value Per Share	$7.23
Net Assets - Class R Shares	$7,605,625
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,052,456
Net Asset Value Per Share	$7.23
Net Assets - Class S Shares	$1,242,381
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	171,509
Net Asset Value Per Share	$7.24
Net Assets - Class T Shares	$219,653,788
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	30,363,938
Net Asset Value Per Share	$7.23

(1) Includes $15,906,739 of securities on loan. See Note 2 in Notes to Financial Statements.

(2) Redemption price per share may be reduced for any applicable contingent deferred sales charge.

(3) Maximum offering price is computed at 100/95.25 of net asset value.

See Notes to Financial Statements.

14	DECEMBER 31, 2023

Janus Henderson High-Yield Fund

Statement of Operations (unaudited)

For the period ended December 31, 2023

Investment Income:
Interest	$28,869,017
Dividends from affiliates	549,030
Affiliated securities lending income, net	157,617
Dividends	120,167
Unaffiliated securities lending income, net	35,205
Foreign tax withheld	(7,370)
Total Investment Income	29,723,666
Expenses:
Advisory fees	2,364,157
12b-1 Distribution and shareholder servicing fees:
Class A Shares	28,506
Class C Shares	15,890
Class R Shares	17,909
Class S Shares	1,542
Transfer agent administrative fees and expenses:
Class D Shares	162,854
Class R Shares	8,955
Class S Shares	1,543
Class T Shares	322,168
Transfer agent networking and omnibus fees:
Class A Shares	7,759
Class C Shares	1,154
Class I Shares	72,785
Other transfer agent fees and expenses:
Class A Shares	581
Class C Shares	83
Class D Shares	20,908
Class I Shares	3,154
Class N Shares	1,892
Class R Shares	82
Class S Shares	27
Class T Shares	1,707
Registration fees	81,078
Shareholder reports expense	39,092
Professional fees	38,487
Affiliated fund administration fees	10,065
Trustees’ fees and expenses	8,014
Custodian fees	3,794
Other expenses	76,963
Total Expenses	3,291,149
Less: Excess Expense Reimbursement and Waivers	(82,491)
Net Expenses	3,208,658
Net Investment Income/(Loss)	26,515,008

See Notes to Financial Statements.

Janus Investment Fund	15

Janus Henderson High-Yield Fund

Statement of Operations (unaudited)

For the period ended December 31, 2023

Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	$(24,504,717)
Investments in affiliates	875
Total Net Realized Gain/(Loss) on Investments	(24,503,842)
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees’ deferred compensation	44,834,304
Investments in affiliates	(1,013)
Total Change in Unrealized Net Appreciation/Depreciation	44,833,291
Net Increase/(Decrease) in Net Assets Resulting from Operations	$46,844,457

See Notes to Financial Statements.

16	DECEMBER 31, 2023

Janus Henderson High-Yield Fund

Statements of Changes in Net Assets

	Period ended December 31, 2023 (unaudited)	Year ended June 30, 2023

Operations:
Net investment income/(loss)	$26,515,008	$54,756,517
Net realized gain/(loss) on investments	(24,503,842)	(111,397,713)
Change in unrealized net appreciation/depreciation	44,833,291	116,786,959
Net Increase/(Decrease) in Net Assets Resulting from Operations	46,844,457	60,145,763
Dividends and Distributions to Shareholders:
Class A Shares	(732,028)	(1,386,629)
Class C Shares	(111,063)	(251,395)
Class D Shares	(9,278,302)	(17,165,352)
Class I Shares	(4,460,180)	(9,540,829)
Class N Shares	(3,241,775)	(8,447,921)
Class R Shares	(214,554)	(360,959)
Class S Shares	(38,502)	(87,915)
Class T Shares	(8,385,128)	(16,647,404)
Net Decrease from Dividends and Distributions to Shareholders	(26,461,532)	(53,888,404)
Capital Share Transactions:
Class A Shares	6,095,147	(4,060,462)
Class C Shares	(661,240)	(1,003,230)
Class D Shares	1,224,018	1,921,557
Class I Shares	(19,121,252)	(20,613,843)
Class N Shares	(7,422,303)	(67,136,855)
Class R Shares	335,071	674,281
Class S Shares	(47,678)	(202,744)
Class T Shares	(53,511,672)	(18,864,030)
Net Increase/(Decrease) from Capital Share Transactions	(73,109,909)	(109,285,326)
Net Increase/(Decrease) in Net Assets	(52,726,984)	(103,027,967)
Net Assets:
Beginning of period	827,700,112	930,728,079
End of period	$774,973,128	$827,700,112

See Notes to Financial Statements.

Janus Investment Fund	17

Janus Henderson High-Yield Fund

Financial Highlights

Class A Shares
For a share outstanding during the period ended December 31, 2023 (unaudited) and the year ended June 30	2023	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$7.05	$6.99	$8.64	$7.77	$8.34	$8.18
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.22	0.42	0.36	0.39	0.41	0.43
Net realized and unrealized gain/(loss)	0.18	0.06	(1.64)	0.88	(0.57)	0.16
Total from Investment Operations	0.40	0.48	(1.28)	1.27	(0.16)	0.59
Less Dividends and Distributions:
Dividends (from net investment income)	(0.22)	(0.42)	(0.37)	(0.40)	(0.41)	(0.43)
Total Dividends and Distributions	(0.22)	(0.42)	(0.37)	(0.40)	(0.41)	(0.43)
Net Asset Value, End of Period	$7.23	$7.05	$6.99	$8.64	$7.77	$8.34
Total Return*	5.88%	6.99%	(15.31)%	16.69%	(1.95)%	7.48%
Net Assets, End of Period (in thousands)	$27,409	$20,698	$24,533	$38,432	$32,937	$28,510
Average Net Assets for the Period (in thousands)	$22,749	$23,632	$32,275	$36,570	$35,108	$27,131
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.98%	1.01%	0.98%	0.97%	0.98%	1.04%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.96%	0.98%	0.98%	0.97%	0.98%	1.04%
Ratio of Net Investment Income/(Loss)	6.41%	5.97%	4.41%	4.71%	5.09%	5.23%
Portfolio Turnover Rate	34%	73%	81%	120%	146%	110%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

18	DECEMBER 31, 2023

Janus Henderson High-Yield Fund

Financial Highlights

Class C Shares
For a share outstanding during the period ended December 31, 2023 (unaudited) and the year ended June 30	2023	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$7.05	$6.99	$8.63	$7.77	$8.34	$8.18
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.20	0.37	0.31	0.34	0.36	0.37
Net realized and unrealized gain/(loss)	0.18	0.06	(1.63)	0.86	(0.57)	0.17
Total from Investment Operations	0.38	0.43	(1.32)	1.20	(0.21)	0.54
Less Dividends and Distributions:
Dividends (from net investment income)	(0.20)	(0.37)	(0.32)	(0.34)	(0.36)	(0.38)
Total Dividends and Distributions	(0.20)	(0.37)	(0.32)	(0.34)	(0.36)	(0.38)
Net Asset Value, End of Period	$7.23	$7.05	$6.99	$8.63	$7.77	$8.34
Total Return*	5.58%	6.24%	(15.81)%	15.73%	(2.64)%	6.78%
Net Assets, End of Period (in thousands)	$3,664	$4,249	$5,200	$7,519	$12,402	$23,026
Average Net Assets for the Period (in thousands)	$3,820	$4,863	$7,124	$9,532	$15,009	$27,890
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.67%	1.77%	1.71%	1.70%	1.69%	1.70%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.58%	1.70%	1.68%	1.69%	1.69%	1.70%
Ratio of Net Investment Income/(Loss)	5.73%	5.28%	3.71%	4.03%	4.37%	4.57%
Portfolio Turnover Rate	34%	73%	81%	120%	146%	110%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	19

Janus Henderson High-Yield Fund

Financial Highlights

Class D Shares
For a share outstanding during the period ended December 31, 2023 (unaudited) and the year ended June 30	2023	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$7.05	$6.99	$8.64	$7.77	$8.34	$8.18
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.23	0.44	0.38	0.41	0.43	0.45
Net realized and unrealized gain/(loss)	0.18	0.05	(1.64)	0.88	(0.57)	0.16
Total from Investment Operations	0.41	0.49	(1.26)	1.29	(0.14)	0.61
Less Dividends and Distributions:
Dividends (from net investment income)	(0.23)	(0.43)	(0.39)	(0.42)	(0.43)	(0.45)
Total Dividends and Distributions	(0.23)	(0.43)	(0.39)	(0.42)	(0.43)	(0.45)
Net Asset Value, End of Period	$7.23	$7.05	$6.99	$8.64	$7.77	$8.34
Total Return*	5.98%	7.23%	(15.13)%	16.93%	(1.73)%	7.74%
Net Assets, End of Period (in thousands)	$292,050	$283,345	$279,111	$347,855	$309,023	$348,041
Average Net Assets for the Period (in thousands)	$280,713	$280,360	$333,960	$330,438	$337,185	$339,785
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.79%	0.80%	0.76%	0.76%	0.77%	0.80%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.76%	0.77%	0.76%	0.76%	0.77%	0.80%
Ratio of Net Investment Income/(Loss)	6.59%	6.21%	4.64%	4.92%	5.31%	5.49%
Portfolio Turnover Rate	34%	73%	81%	120%	146%	110%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

20	DECEMBER 31, 2023

Janus Henderson High-Yield Fund

Financial Highlights

Class I Shares
For a share outstanding during the period ended December 31, 2023 (unaudited) and the year ended June 30	2023	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$7.05	$7.00	$8.64	$7.77	$8.34	$8.19
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.23	0.44	0.39	0.42	0.44	0.45
Net realized and unrealized gain/(loss)	0.19	0.04	(1.64)	0.88	(0.57)	0.16
Total from Investment Operations	0.42	0.48	(1.25)	1.30	(0.13)	0.61
Less Dividends and Distributions:
Dividends (from net investment income)	(0.23)	(0.43)	(0.39)	(0.43)	(0.44)	(0.46)
Total Dividends and Distributions	(0.23)	(0.43)	(0.39)	(0.43)	(0.44)	(0.46)
Net Asset Value, End of Period	$7.24	$7.05	$7.00	$8.64	$7.77	$8.34
Total Return*	6.14%	7.10%	(14.98)%	16.99%	(1.69)%	7.68%
Net Assets, End of Period (in thousands)	$128,754	$144,956	$165,462	$264,363	$258,255	$289,574
Average Net Assets for the Period (in thousands)	$135,105	$156,144	$232,609	$258,975	$277,116	$323,343
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.75%	0.75%	0.72%	0.71%	0.72%	0.73%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.74%	0.74%	0.72%	0.71%	0.72%	0.73%
Ratio of Net Investment Income/(Loss)	6.58%	6.22%	4.66%	4.97%	5.34%	5.54%
Portfolio Turnover Rate	34%	73%	81%	120%	146%	110%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	21

Janus Henderson High-Yield Fund

Financial Highlights

Class N Shares
For a share outstanding during the period ended December 31, 2023 (unaudited) and the year ended June 30	2023	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$7.05	$6.99	$8.64	$7.77	$8.34	$8.18
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.24	0.45	0.39	0.42	0.44	0.46
Net realized and unrealized gain/(loss)	0.18	0.05	(1.64)	0.88	(0.57)	0.16
Total from Investment Operations	0.42	0.50	(1.25)	1.30	(0.13)	0.62
Less Dividends and Distributions:
Dividends (from net investment income)	(0.24)	(0.44)	(0.40)	(0.43)	(0.44)	(0.46)
Total Dividends and Distributions	(0.24)	(0.44)	(0.40)	(0.43)	(0.44)	(0.46)
Net Asset Value, End of Period	$7.23	$7.05	$6.99	$8.64	$7.77	$8.34
Total Return*	6.05%	7.37%	(15.01)%	17.09%	(1.59)%	7.90%
Net Assets, End of Period (in thousands)	$94,595	$99,579	$165,384	$149,967	$129,944	$124,803
Average Net Assets for the Period (in thousands)	$96,346	$136,839	$176,304	$139,565	$129,946	$170,511
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.65%	0.65%	0.63%	0.62%	0.62%	0.65%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.64%	0.64%	0.63%	0.62%	0.62%	0.65%
Ratio of Net Investment Income/(Loss)	6.71%	6.27%	4.80%	5.05%	5.47%	5.61%
Portfolio Turnover Rate	34%	73%	81%	120%	146%	110%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

22	DECEMBER 31, 2023

Janus Henderson High-Yield Fund

Financial Highlights

Class R Shares
For a share outstanding during the period ended December 31, 2023 (unaudited) and the year ended June 30	2023	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$7.04	$6.99	$8.63	$7.76	$8.33	$8.18
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.21	0.39	0.33	0.35	0.38	0.39
Net realized and unrealized gain/(loss)	0.19	0.05	(1.63)	0.89	(0.57)	0.15
Total from Investment Operations	0.40	0.44	(1.30)	1.24	(0.19)	0.54
Less Dividends and Distributions:
Dividends (from net investment income)	(0.21)	(0.39)	(0.34)	(0.37)	(0.38)	(0.39)
Total Dividends and Distributions	(0.21)	(0.39)	(0.34)	(0.37)	(0.38)	(0.39)
Net Asset Value, End of Period	$7.23	$7.04	$6.99	$8.63	$7.76	$8.33
Total Return*	5.80%	6.41%	(15.56)%	16.20%	(2.41)%	6.89%
Net Assets, End of Period (in thousands)	$7,606	$7,071	$6,351	$7,788	$1,551	$1,623
Average Net Assets for the Period (in thousands)	$7,156	$6,544	$7,434	$3,865	$1,538	$1,397
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.43%	1.45%	1.41%	1.45%	1.57%	1.62%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.38%	1.39%	1.38%	1.39%	1.45%	1.48%
Ratio of Net Investment Income/(Loss)	5.97%	5.60%	4.02%	4.20%	4.64%	4.82%
Portfolio Turnover Rate	34%	73%	81%	120%	146%	110%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	23

Janus Henderson High-Yield Fund

Financial Highlights

Class S Shares
For a share outstanding during the period ended December 31, 2023 (unaudited) and the year ended June 30	2023	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$7.06	$7.00	$8.65	$7.78	$8.35	$8.19
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.22	0.41	0.35	0.38	0.40	0.41
Net realized and unrealized gain/(loss)	0.18	0.06	(1.64)	0.88	(0.57)	0.17
Total from Investment Operations	0.40	0.47	(1.29)	1.26	(0.17)	0.58
Less Dividends and Distributions:
Dividends (from net investment income)	(0.22)	(0.41)	(0.36)	(0.39)	(0.40)	(0.42)
Total Dividends and Distributions	(0.22)	(0.41)	(0.36)	(0.39)	(0.40)	(0.42)
Net Asset Value, End of Period	$7.24	$7.06	$7.00	$8.65	$7.78	$8.35
Total Return*	5.78%	6.83%	(15.42)%	16.47%	(2.14)%	7.29%
Net Assets, End of Period (in thousands)	$1,242	$1,260	$1,449	$2,237	$1,859	$1,496
Average Net Assets for the Period (in thousands)	$1,235	$1,534	$1,946	$2,057	$1,687	$1,833
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.38%	1.35%	1.28%	1.27%	1.30%	1.31%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.13%	1.13%	1.13%	1.15%	1.19%	1.22%
Ratio of Net Investment Income/(Loss)	6.21%	5.83%	4.25%	4.53%	4.90%	5.07%
Portfolio Turnover Rate	34%	73%	81%	120%	146%	110%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

24	DECEMBER 31, 2023

Janus Henderson High-Yield Fund

Financial Highlights

Class T Shares
For a share outstanding during the period ended December 31, 2023 (unaudited) and the year ended June 30	2023	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$7.05	$6.99	$8.64	$7.77	$8.34	$8.18
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.23	0.43	0.37	0.40	0.42	0.44
Net realized and unrealized gain/(loss)	0.18	0.05	(1.64)	0.88	(0.57)	0.16
Total from Investment Operations	0.41	0.48	(1.27)	1.28	(0.15)	0.60
Less Dividends and Distributions:
Dividends (from net investment income)	(0.23)	(0.42)	(0.38)	(0.41)	(0.42)	(0.44)
Total Dividends and Distributions	(0.23)	(0.42)	(0.38)	(0.41)	(0.42)	(0.44)
Net Asset Value, End of Period	$7.23	$7.05	$6.99	$8.64	$7.77	$8.34
Total Return*	5.93%	7.12%	(15.21)%	16.82%	(1.83)%	7.64%
Net Assets, End of Period (in thousands)	$219,654	$266,544	$283,236	$372,314	$349,513	$442,866
Average Net Assets for the Period (in thousands)	$258,348	$277,063	$351,039	$364,038	$411,154	$460,568
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.89%	0.90%	0.87%	0.87%	0.87%	0.89%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.86%	0.87%	0.86%	0.85%	0.86%	0.89%
Ratio of Net Investment Income/(Loss)	6.47%	6.10%	4.53%	4.82%	5.21%	5.39%
Portfolio Turnover Rate	34%	73%	81%	120%	146%	110%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	25

Janus Henderson High-Yield Fund

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Janus Henderson High-Yield Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 38 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks to obtain high current income. Capital appreciation is a secondary investment objective when consistent with its primary investment objective. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.

The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.

Shareholders, including other funds, individuals, accounts, as well as the Fund’s portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US GAAP")).

Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.

Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.

Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.

The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.

Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.

Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. Class I Shares are also available to certain direct institutional investors including, but not limited to, corporations, certain retirement plans, public plans, and foundations/endowments, who established Class I Share accounts before August 4, 2017.

Class N Shares are generally available only to financial intermediaries purchasing on behalf of: 1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to,

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Notes to Financial Statements (unaudited)

corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.

Class R Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms.

Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.

Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.

The following accounting policies have been followed by the Fund and are in conformity with US GAAP.

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

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Notes to Financial Statements (unaudited)

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2023 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

The Fund did not hold a significant amount of Level 3 securities as of December 31, 2023.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on the accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

Expenses

The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.

Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and

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Notes to Financial Statements (unaudited)

would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Dividends and Distributions

Dividends are declared daily and distributed monthly for the Fund. Realized capital gains, if any, are declared and distributed in December. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.

The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

2. Other Investments and Strategies

Market Risk

The Fund may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes, or adverse developments specific to the issuer.

The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, financial institution failures, and

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Notes to Financial Statements (unaudited)

economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.

• COVID-19 Pandemic. The effects of COVID-19 have contributed to increased volatility in global financial markets and have affected and may continue to affect certain countries, regions, issuers, industries and market sectors more dramatically than others. These conditions and events could have a significant impact on the Fund and its investments, the Fund’s ability to meet redemption requests, and the processes and operations of the Fund’s service providers, including the Adviser.

• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.

Loans

The Fund may invest in various commercial loans, including bank loans, bridge loans, debtor-in-possession (“DIP”) loans, mezzanine loans, and other fixed and floating rate loans. These loans may be acquired through loan participations and assignments or on a when-issued basis. Commercial loans will comprise no more than 20% of the Fund’s total assets. Below are descriptions of the types of loans held by the Fund as of December 31, 2023.

• Bank Loans - Bank loans are obligations of companies or other entities entered into in connection with recapitalizations, acquisitions, and refinancings. The Fund’s investments in bank loans are generally acquired as a participation interest in, or assignment of, loans originated by a lender or other financial institution. These investments may include institutionally-traded floating and fixed-rate debt securities.

• Floating Rate Loans – Floating rate loans are debt securities that have floating interest rates, that adjust periodically, and are tied to a benchmark lending rate, such as London Interbank Offered Rate (“LIBOR”). In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks or the rate paid on large certificates of deposit traded in the secondary markets. If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Floating rate loans are typically issued to companies (‘‘borrowers’’) in connection with recapitalizations, acquisitions, and refinancings. Floating rate loan investments are generally below investment grade. Senior floating rate loans are secured by specific collateral of a borrower and are senior in the borrower’s capital structure. The senior position in the borrower’s capital structure generally gives holders of senior loans a claim on certain of the borrower’s assets that is senior to subordinated debt and preferred and common stock in the case of a borrower’s default. Floating rate loan investments may involve foreign borrowers, and investments may be denominated in foreign currencies. Floating rate loans often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. While the Fund generally expects to invest in fully funded term loans, certain of the loans in which the Fund may invest include revolving loans, bridge loans, and delayed draw term loans.

Purchasers of floating rate loans may pay and/or receive certain fees. The Fund may receive fees such as covenant waiver fees or prepayment penalty fees. The Fund may pay fees such as facility fees. Such fees may affect the Fund’s return.

• Mezzanine Loans - Mezzanine loans are secured by the stock of the company that owns the assets. Mezzanine loans are a hybrid of debt and equity financing that is typically used to fund the expansion of existing companies. A mezzanine loan is composed of debt capital that gives the lender the right to convert to an ownership or equity interest in the company if the loan is not paid back in time and in full. Mezzanine loans typically are the most subordinated debt obligation in an issuer’s capital structure.

Mortgage- and Asset-Backed Securities

Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer and commercial loans or receivables. The Fund may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage

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Notes to Financial Statements (unaudited)

Corporation (“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government. Fannie Mae and Freddie Mac securities are not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.

The Fund may also purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact your return. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Mortgage- and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates. These risks may reduce the Fund’s returns. In addition, investments in mortgage- and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, extension risk (if interest rates rise), and liquidity risk than various other types of fixed-income securities. Additionally, although mortgage-backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.

Sovereign Debt

The Fund may invest in U.S. and non-U.S. government debt securities (“sovereign debt”). Some investments in sovereign debt, such as U.S. sovereign debt, are considered low risk. However, investments in sovereign debt, especially the debt of less developed countries, can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. The Fund may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities, which may adversely affect the Fund’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent the Fund invests in non-U.S. sovereign debt, it may be subject to currency risk.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial

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Notes to Financial Statements (unaudited)

transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.

Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).

Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of December 31, 2023, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $15,906,739. Gross amounts of recognized liabilities for securities lending (collateral received) as of December 31, 2023 is $16,533,902, resulting in the net amount due to the counterparty of $627,163.

Offsetting Assets and Liabilities

The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.

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Notes to Financial Statements (unaudited)

The Offsetting Assets and Liabilities table located in the Schedule of Investments presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the Fund's Schedule of Investments.

3. Investment Advisory Agreements and Other Transactions with Affiliates

The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The following table reflects the Fund’s contractual investment advisory fee rate (expressed as an annual rate).

Average Daily Net Assets of the Fund	Contractual Investment Advisory Fee (%)
First $300 Million	0.65
Over $300 Million	0.55

The Fund’s actual investment advisory fee rate for the reporting period was 0.58% of average annual net assets before any applicable waivers.

The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to the management fee, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus fees payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate of 0.63% for at least a one-year period commencing October 27, 2023. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.

The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser (or any subadvisor, as applicable) provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $226,421 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended December 31, 2023. The Fund's portion is reported as part of “Other expenses” on the Statement of Operations.

Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Janus Investment Fund	33

Janus Henderson High-Yield Fund

Notes to Financial Statements (unaudited)

Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.

Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion – $49.9 billion	0.10%
Over $49.9 billion	0.08%

During the reporting period, the administrative services fee rate was 0.12%.

The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class R Shares, Class S Shares, and Class T Shares for providing or procuring administrative services to investors in Class R Shares, Class S Shares, and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class R Shares, Class S Shares, and Class T Shares.

Shareholder Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.

Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.

The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, up to 0.50% for Class R Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.

Class A Shares include a 4.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the period ended December 31, 2023, the Distributor retained upfront sales charges of $192.

A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were

34	DECEMBER 31, 2023

Janus Henderson High-Yield Fund

Notes to Financial Statements (unaudited)

no CDSCs paid by redeeming shareholders of Class A Shares to the Distributor during the period ended December 31, 2023.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended December 31, 2023, redeeming shareholders of Class C Shares paid CDSCs of $210.

The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of December 31, 2023 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended December 31, 2023 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $196,900 were paid by the Trust to the Trustees under the Deferred Plan during the period ended December 31, 2023.

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). The Sweep Vehicle is permitted to impose a liquidity fee (of up to 2%) on redemptions from the Sweep Vehicle or a redemption gate that temporarily suspends redemptions from the Sweep Vehicle for up to 10 business days during a 90 day period. There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended December 31, 2023 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

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Janus Henderson High-Yield Fund

Notes to Financial Statements (unaudited)

4. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Accumulated capital losses noted below represent net capital loss carryovers, as of June 30, 2023, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.

Capital Loss Carryover Schedule
For the year ended June 30, 2023
No Expiration
Short-Term	Long-Term	Accumulated Capital Losses
$(103,405,253)	$(184,905,182)	$ (288,310,435)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2023 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 781,407,938	$21,545,837	$(20,903,529)	$ 642,308

36	DECEMBER 31, 2023

Janus Henderson High-Yield Fund

Notes to Financial Statements (unaudited)

5. Capital Share Transactions

	Period ended December 31, 2023		Year ended June 30, 2023
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	1,415,479	$ 10,059,543	1,135,338	$ 7,980,217
Reinvested dividends and distributions	95,205	666,234	173,565	1,218,687
Shares repurchased	(657,457)	(4,630,630)	(1,881,514)	(13,259,366)
Net Increase/(Decrease)	853,227	$ 6,095,147	(572,611)	$ (4,060,462)
Class C Shares:
Shares sold	63,071	$ 450,961	81,372	$ 574,356
Reinvested dividends and distributions	15,132	105,892	33,592	236,205
Shares repurchased	(174,385)	(1,218,093)	(255,979)	(1,813,791)
Net Increase/(Decrease)	(96,182)	$ (661,240)	(141,015)	$ (1,003,230)
Class D Shares:
Shares sold	1,667,295	$ 11,665,894	2,871,686	$ 20,254,591
Reinvested dividends and distributions	1,145,434	8,015,777	2,114,246	14,863,752
Shares repurchased	(2,635,001)	(18,457,653)	(4,713,898)	(33,196,786)
Net Increase/(Decrease)	177,728	$ 1,224,018	272,034	$ 1,921,557
Class I Shares:
Shares sold	3,804,898	$ 26,677,850	12,148,011	$ 87,074,770
Reinvested dividends and distributions	537,582	3,764,723	1,161,912	8,174,225
Shares repurchased	(7,104,373)	(49,563,825)	(16,407,506)	(115,862,838)
Net Increase/(Decrease)	(2,761,893)	$(19,121,252)	(3,097,583)	$(20,613,843)
Class N Shares:
Shares sold	897,497	$ 6,260,272	4,511,701	$ 31,774,790
Reinvested dividends and distributions	459,183	3,213,141	1,196,622	8,415,423
Shares repurchased	(2,406,072)	(16,895,716)	(15,232,813)	(107,327,068)
Net Increase/(Decrease)	(1,049,392)	$ (7,422,303)	(9,524,490)	$(67,136,855)
Class R Shares:
Shares sold	172,437	$ 1,207,788	229,273	$ 1,612,535
Reinvested dividends and distributions	30,681	214,481	51,315	360,367
Shares repurchased	(154,683)	(1,087,198)	(185,753)	(1,298,621)
Net Increase/(Decrease)	48,435	$ 335,071	94,835	$ 674,281
Class S Shares:
Shares sold	8,038	$ 55,659	47,388	$ 333,679
Reinvested dividends and distributions	5,478	38,389	12,473	87,801
Shares repurchased	(20,484)	(141,726)	(88,313)	(624,224)
Net Increase/(Decrease)	(6,968)	$ (47,678)	(28,452)	$ (202,744)
Class T Shares:
Shares sold	2,819,284	$ 19,812,747	5,921,426	$ 42,279,328
Reinvested dividends and distributions	1,182,154	8,270,856	2,331,829	16,393,060
Shares repurchased	(11,447,930)	(81,595,275)	(10,944,960)	(77,536,418)
Net Increase/(Decrease)	(7,446,492)	$(53,511,672)	(2,691,705)	$(18,864,030)

6. Purchases and Sales of Investment Securities

For the period ended December 31, 2023, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$266,726,431	$ 320,415,349	$ -	$ -

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Janus Henderson High-Yield Fund

Notes to Financial Statements (unaudited)

7. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2023 and through the date of issuance of the Fund’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

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Janus Henderson High-Yield Fund

Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093; (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov. Additionally, information regarding the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is also available, free of charge, through janushenderson.com/proxyvoting and from the SEC’s website at http://www.sec.gov.

Full Holdings

The Fund files its complete portfolio holdings (schedule of investments) with the SEC as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to shareholders. The Fund’s Form N-PORT filings and annual and semiannual reports: (i) are available on the SEC’s website at http://www.sec.gov; and (ii) are available without charge, upon request, by calling a Janus Henderson representative at 1-877-335-2687 (toll free) (or 1-800-525-3713 if you hold Class D shares). Portfolio holdings consisting of at least the names of the holdings are generally available on a monthly basis with a 30-day lag under Full Holdings for the Fund at janushenderson.com/info (or janushenderson.com/reports if you hold Class D Shares).

APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD

The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.

In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.

At meetings held on November 3, 2023 and December 14-15, 2023, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2024 through February 1, 2025, subject to earlier termination as provided for in each agreement.

In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.

Nature, Extent and Quality of Services

The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of the Adviser, particularly noting those employees who provide investment and risk management

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Janus Henderson High-Yield Fund

Additional Information (unaudited)

services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.

In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.

The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.

Performance of the Funds

The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2023, approximately 44% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2023, approximately 50% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average 2023 performance has been reasonable, noting that: (i) for the 12 months ended September 30, 2023, approximately 43% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; (ii) for the 36 months ended September 30, 2023, approximately 45% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; and (iii) for the 5- and 10-year periods ended September 30, 2023, approximately 63% and 66% of the Janus Henderson Funds were in the top two quartiles of performance, respectively, as reported by Morningstar.

The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

· For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12

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Janus Henderson High-Yield Fund

Additional Information (unaudited)

months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

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Additional Information (unaudited)

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

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Additional Information (unaudited)

U.S. Equity Funds

• For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend is improving.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the evaluated performance period ended June 30, 2023. The Trustees noted that the 12- and 36-month end performance periods ended June 30, 2023 were not yet available.

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Additional Information (unaudited)

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.

Costs of Services Provided

The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 6% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.

For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, changes in portfolio management, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.

The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.

The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that the Adviser noted that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant referenced its past analyses from 2022, which found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to funds subadvised by the Adviser and to the fees the Adviser charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 9 of 11 Janus Henderson Funds had lower management fees than similar funds subadvised by the Adviser. As part of their review of the 2022 independent consultant findings, the Trustees noted that for the two Janus Henderson Funds that did not have lower management fees than similar funds subadvised by the Adviser, management fees for each were under the average of its 15(c) peer group.

The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2022 (except for Janus Henderson U.S. Dividend Income Fund, for which the period end was March 31, 2023) and noted the following with

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Additional Information (unaudited)

regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Developed World Bond Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

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Additional Information (unaudited)

• For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

U.S. Equity Funds

• For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were

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Additional Information (unaudited)

reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.

Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized

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Additional Information (unaudited)

by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that the Adviser reported no changes to its allocation methodology for the 2023 15(c) process; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.

The Trustees concluded that the management fees payable by each Janus Henderson Fund to the Adviser were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.

Economies of Scale

The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2023 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 28% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 41% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the Janus Henderson Fund is small/midsized and higher fees when the Janus Henderson Fund grows in assets.

With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2023 report that (1) 70% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.

The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.

Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.

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Additional Information (unaudited)

Other Benefits to the Adviser

The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.

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Useful Information About Your Fund Report (unaudited)

Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in the Fund with one or more widely used market indices. When comparing the performance of the Fund with an index, keep in mind that market indices are not available for investment and do not reflect deduction of expenses.

Average annual total returns are quoted for a Fund with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Cumulative total returns are quoted for a Fund with less than one year of performance history. Cumulative total return is the growth or decline in value of an investment over time, independent of the period of time involved. Cumulative total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Fund’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of the Adviser and reflects the Fund’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Fund’s Schedule of Investments. This schedule reports the types of securities held in the Fund on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Fund invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Fund exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. A company may be allocated to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities, or the country where a majority of the company’s revenues are derived. The Fund’s Schedule of Investments relies upon the industry group and country classifications published by Bloomberg and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Fund’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Fund on the last day of the reporting period.

The Fund’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Fund shares sold to investors but not yet settled. The Fund’s liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Fund’s net assets. Because the Fund must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Fund’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

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Useful Information About Your Fund Report (unaudited)

Statement of Operations

This statement details the Fund’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Fund holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Fund.

The next section reports the expenses incurred by the Fund, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Fund will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Fund during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Fund holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets

These statements report the increase or decrease in the Fund’s net assets during the reporting period. Changes in the Fund’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Fund’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Fund’s investment operations. The Fund’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Fund to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Fund’s net assets will not be affected.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Fund through purchases or withdrawals via redemptions. The Fund’s net assets will increase and decrease in value as investors purchase and redeem shares from the Fund.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Fund’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the total return for the period. The total return may include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. As a result, the total return may differ from the total return reflected for individual shareholder transactions. Also included are ratios of expenses and net investment income to average net assets.

The Fund’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Fund during the reporting period. Do not confuse this ratio with the Fund’s yield. The net investment income ratio is not a true measure of the Fund’s yield because it does not take into account the dividends distributed to the Fund’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Fund. Portfolio turnover is affected by market conditions, changes in the asset size of the Fund, fluctuating volume of shareholder purchase and redemption orders, the nature of the Fund’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the

Janus Investment Fund	51

Janus Henderson High-Yield Fund

Useful Information About Your Fund Report (unaudited)

portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

52	DECEMBER 31, 2023

Janus Henderson High-Yield Fund

Notes

NotesPage1

Janus Investment Fund	53

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc Mutual funds distributed by Janus Henderson Distributors US LLC
125-24-93026 02-24

SEMIANNUAL REPORT December 31, 2023

Janus Henderson Mid Cap Value Fund

Janus Investment Fund

HIGHLIGHTS • Investment strategy behind your fund • Fund performance, characteristics and holdings

Janus Henderson Mid Cap Value Fund

Kevin Preloger co-portfolio manager	Justin Tugman co-portfolio manager

Important Notice – Tailored Shareholder Reports

Effective January 24, 2023, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments that require mutual funds and exchange-traded funds to provide shareholders with streamlined annual and semi-annual shareholder reports that highlight key information. Other information, including financial statements, that currently appears in shareholder reports will be made available online, delivered free of charge to shareholders upon request, and filed with the SEC. The first tailored shareholder report for the Fund will be for the reporting period ending June 30, 2024. Currently, management is evaluating the impact of the rule and form amendments on the content of the Fund’s current shareholder reports.

Janus Henderson Mid Cap Value Fund (unaudited)

Fund At A Glance

December 31, 2023

5 Top Contributors - Holdings			5 Top Detractors - Holdings
	Average Weight	Relative Contribution		Average Weight	Relative Contribution
Activision Blizzard Inc	1.26%	0.42%	Globus Medical Inc	1.83%	-0.35%
PNC Financial Services Group Inc/The	1.82%	0.36%	Chesapeake Energy Corp	2.31%	-0.31%
Black Knight Inc	0.36%	0.31%	Fox Corp - Class B	1.54%	-0.28%
Toll Brothers Inc	1.55%	0.26%	Envista Holdings Corp	0.62%	-0.28%
Jefferies Financial Group Inc	1.66%	0.25%	Kellanova	1.42%	-0.26%

	5 Top Contributors - Sectors*
		Relative	Fund	Russell Midcap Value Index
		Contribution	Average Weight	Average Weight
	Consumer Discretionary	0.57%	7.72%	9.20%
	Information Technology	0.50%	7.47%	9.47%
	Communication Services	0.34%	2.79%	3.32%
	Consumer Staples	0.29%	4.50%	3.98%
	Utilities	0.21%	4.80%	7.50%

	5 Top Detractors - Sectors*
		Relative	Fund	Russell Midcap Value Index
		Contribution	Average Weight	Average Weight
	Energy	-0.54%	7.81%	5.55%
	Materials	-0.41%	9.02%	7.73%
	Financials	-0.34%	15.67%	16.95%
	Industrials	-0.26%	19.15%	18.87%
	Other**	-0.10%	1.56%	0.00%

Relative contribution reflects how the portolio's holdings impacted return relative to the benchmark. Cash and securities not held in the portfolio are not shown. For equity portfolios, relative contribution compares the performance of a security in the portfolio to the benchmark's total return, factoring in the difference in weight of that security in the benchmark. Returns are calculated using daily returns and previous day ending weights rolled up by ticker, excluding fixed income securities, gross of advisory fees, may exclude certain derivatives and will differ from actual performance.
Performance attribution reflects returns gross of advisory fees and may differ from actual returns as they are based on end of day holdings. Attribution is calculated by geometrically linking daily returns for the portfolio and index.

*	Based on sector classification according to the Global Industry Classification Standard (“GICS”) codes, which are the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
**	Not a GICS classified sector.

Janus Investment Fund	1

Janus Henderson Mid Cap Value Fund (unaudited)

Fund At A Glance

December 31, 2023

5 Largest Equity Holdings - (% of Net Assets)
Hartford Financial Services Group Inc
Insurance	2.8%
Alliant Energy Corp
Electric Utilities	2.5%
PNC Financial Services Group Inc/The
Banks	2.4%
Freeport-McMoRan Inc
Metals & Mining	2.4%
Entergy Corp
Electric Utilities	2.3%
12.4%

Asset Allocation - (% of Net Assets)
Common Stocks	99.0%
Repurchase Agreements	1.0%
Other	(0.0)%
100.0%

Top Country Allocations - Long Positions - (% of Investment Securities)
As of December 31, 2023	As of June 30, 2023

2	DECEMBER 31, 2023

Janus Henderson Mid Cap Value Fund (unaudited)

Performance

See important disclosures on the next page.

Average Annual Total Return - for the periods ended December 31, 2023						Prospectus Expense Ratios
	Fiscal Year-to-Date	One Year	Five Year	Ten Year	Since Inception*	Total Annual Fund Operating Expenses‡
Class A Shares at NAV	7.10%	11.06%	9.88%	6.90%	10.19%	0.91%
Class A Shares at MOP	0.94%	4.70%	8.59%	6.27%	9.93%
Class C Shares at NAV	6.70%	10.34%	9.17%	6.24%	9.48%	1.62%
Class C Shares at CDSC	5.72%	9.34%	9.17%	6.24%	9.48%
Class D Shares	7.20%	11.42%	10.19%	7.21%	10.42%	0.63%
Class I Shares	7.21%	11.42%	10.24%	7.24%	10.45%	0.59%
Class L Shares(1)	7.18%	11.29%	10.18%	7.23%	10.51%	0.81%
Class N Shares	7.31%	11.54%	10.35%	7.36%	10.48%	0.49%
Class R Shares	6.90%	10.72%	9.52%	6.56%	9.85%	1.25%
Class S Shares	6.97%	10.92%	9.79%	6.82%	10.10%	0.99%
Class T Shares	7.16%	11.26%	10.07%	7.11%	10.37%	0.74%
Russell Midcap Value Index	7.11%	12.71%	11.16%	8.26%	9.25%
Morningstar Quartile - Class T Shares	-	3rd	4th	3rd	1st
Morningstar Ranking - based on total returns for Mid-Cap Value Funds	-	242/400	302/382	226/334	25/128

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.668.0434 (or 800.525.3713 if you hold shares directly with Janus Henderson) or visit janushenderson.com/performance (or janushenderson.com/allfunds if you hold shares directly with Janus Henderson).

Maximum Offering Price (MOP) returns include the maximum sales charge of 5.75%. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

CDSC returns include a 1% contingent deferred sales charge (CDSC) on Shares redeemed within 12 months of purchase. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

This Fund has a performance-based management fee that may adjust up or down based on the Fund’s performance.

Janus Investment Fund	3

Janus Henderson Mid Cap Value Fund (unaudited)

Performance

Performance may be affected by risks that include those associated with foreign and emerging markets, fixed income securities, high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), Environmental, Social and Governance (ESG) factors, non-diversification, portfolio turnover, derivatives, short sales, initial public offerings (IPOs) and potential conflicts of interest. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.

Returns include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

Class A Shares, Class C Shares, Class R Shares, and Class S Shares commenced operations on July 6, 2009. Performance shown for each class reflects the performance of the Fund’s Class J Shares (formerly named Investor Shares), from April 21, 2003 to July 6, 2009, calculated using the fees and expenses of the corresponding class, without the effect of any fee and expense limitations or waivers. For periods prior to April 21, 2003, the performance shown for each class reflects the historical performance of Berger Mid Cap Value Fund – Investor Shares (as a result of a prior reorganization of Berger Mid Cap Value Fund – Investor Shares into the Fund’s former Class J Shares), calculated using the fees and expenses of the corresponding class respectively, without the effect of any fee and expense limitations or waivers.

Class D Shares commenced operations on February 16, 2010, as a result of the restructuring of Class J Shares, the predecessor share class. Performance shown for periods prior to February 16, 2010, reflects the performance of the Fund’s former Class J Shares (formerly named Investor Shares). For the periods prior to April 21, 2003, the performance shown for Class D Shares reflects the historical performance of Berger Mid Cap Value Fund – Investor Shares (as a result of a separate prior reorganization).

Class I Shares commenced operations on July 6, 2009. Performance shown reflects the performance of the Fund’s Class J Shares (formerly named Investor Shares) from April 21, 2003 to July 6, 2009, calculated using the fees and expenses of Class J Shares, net of any applicable fee and expense limitations or waivers. For the periods prior to April 21, 2003, the performance shown for Class I Shares reflects the historical performance of Berger Mid Cap Value Fund – Investor Shares (as a result of a separate prior reorganization), calculated using the fees and expenses of Class J Shares, net of any applicable fee and expense limitations or waivers.

Class L Shares commenced operations on April 21, 2003. Performance shown for periods following April 21, 2003, reflects the fees and expenses of Class L Shares (formerly named Institutional Shares), net of any applicable fee and expense limitations or waivers. The performance shown for Class L Shares for the periods from May 17, 2002 to April 17, 2003, reflects the historical performance of Berger Mid Cap Value Fund – Institutional Shares (as a result of a prior reorganization of Berger Mid Cap Value Fund – Institutional Shares into the Fund’s Class L Shares). For the periods prior to May 17, 2002, the performance shown reflects the historical performance of Berger Mid Cap Value Fund – Investor Shares.

Class N Shares of the Fund commenced operations on May 31, 2012. Performance shown for Class N Shares reflects the performance of the Fund’s Class T Shares from July 6, 2009 to May 31, 2012, calculated using the fees and expenses of Class T Shares, net of any applicable fee and expense limitations or waivers. For the period from April 21, 2003 to July 6, 2009, the performance shown for Class N Shares reflects the performance of Class J Shares (formerly named Investor Shares), calculated using the fees and expenses of Class J Shares, net of any applicable fee and expense limitations or waivers. For the periods prior to April 21, 2003, the performance shown for Class N Shares reflects the historical performance of Berger Mid Cap Value Fund – Investor Shares (as a result of a separate prior reorganization), calculated using the fees and expenses of Class J Shares, net of any applicable fee and expense limitations or waivers.

Class T Shares (formerly named Class J Shares) commenced operations with the Fund’s inception. Performance shown for periods following April 21, 2003, reflects the fees and expenses of Class T Shares in effect during the periods shown, net of any applicable fee and expense limitations or waivers. For the periods prior to April 21, 2003, the performance shown for Class T Shares reflects the historical performance of Berger Mid Cap Value Fund – Investor Shares (as a result of a separate prior reorganization).

If each share class of the Fund had been available during periods prior to its commencement, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of each share class reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers. Please refer to the Fund’s prospectuses for further details concerning historical performance.

Ranking is for the share class shown only; other classes may have different performance characteristics. When an expense waiver is in effect, it may have a material effect on the total return, and therefore the ranking for the period.

© 2023 Morningstar, Inc. All Rights Reserved.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged.

See “Useful Information About Your Fund Report.”

*The predecessor Fund’s inception date – August 12, 1998

‡ As stated in the prospectus. See Financial Highlights for actual expense ratios during the reporting period.

(1) Closed to new investors.

4	DECEMBER 31, 2023

Janus Henderson Mid Cap Value Fund (unaudited)

Expense Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges (loads) on purchase payments (applicable to Class A Shares only); and (2) ongoing costs, including management fees; 12b-1 distribution and shareholder servicing fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in any share class or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. These fees are fully described in the Fund’s prospectuses. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (7/1/23)	Ending Account Value (12/31/23)	Expenses Paid During Period (7/1/23 - 12/31/23)†	Beginning Account Value (7/1/23)	Ending Account Value (12/31/23)	Expenses Paid During Period (7/1/23 - 12/31/23)†	Net Annualized Expense Ratio (7/1/23 - 12/31/23)
Class A Shares	$1,000.00	$1,071.00	$4.84	$1,000.00	$1,020.46	$4.72	0.93%
Class C Shares	$1,000.00	$1,067.00	$8.21	$1,000.00	$1,017.19	$8.01	1.58%
Class D Shares	$1,000.00	$1,072.00	$3.49	$1,000.00	$1,021.77	$3.40	0.67%
Class I Shares	$1,000.00	$1,072.10	$3.28	$1,000.00	$1,021.97	$3.20	0.63%
Class L Shares	$1,000.00	$1,071.80	$3.59	$1,000.00	$1,021.67	$3.51	0.69%
Class N Shares	$1,000.00	$1,073.10	$2.76	$1,000.00	$1,022.47	$2.69	0.53%
Class R Shares	$1,000.00	$1,069.00	$6.66	$1,000.00	$1,018.70	$6.50	1.28%
Class S Shares	$1,000.00	$1,069.70	$5.36	$1,000.00	$1,019.96	$5.23	1.03%
Class T Shares	$1,000.00	$1,071.60	$3.96	$1,000.00	$1,021.32	$3.86	0.76%
†

Expenses Paid During Period are equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Fund’s prospectuses for more information regarding waivers and/or reimbursements.

Janus Investment Fund	5

Janus Henderson Mid Cap Value Fund

Schedule of Investments (unaudited)

December 31, 2023

Shares or Principal Amounts		Value
Common Stocks– 99.0%
Aerospace & Defense – 3.0%
BWX Technologies Inc	319,283	$24,498,585
L3Harris Technologies Inc	176,159	37,102,609
		61,601,194
Auto Components – 1.4%
Aptiv PLC*	167,290	15,009,259
Autoliv Inc	125,615	13,841,517
		28,850,776
Banks – 5.4%
PNC Financial Services Group Inc/The	311,281	48,201,863
Popular Inc	300,253	24,641,764
Synovus Financial Corp	173,434	6,529,790
Wintrust Financial Corp	314,886	29,205,676
		108,579,093
Building Products – 3.7%
Carlisle Cos Inc	113,300	35,398,319
Fortune Brands Home & Security Inc	518,757	39,498,158
		74,896,477
Capital Markets – 4.1%
Jefferies Financial Group Inc	871,040	35,198,726
Lazard Ltd*	304,857	10,609,024
State Street Corp	486,093	37,652,764
		83,460,514
Chemicals – 3.0%
Ashland Global Holdings Inc	181,951	15,340,289
Corteva Inc	647,088	31,008,457
Westlake Chemical Corp	99,375	13,908,525
		60,257,271
Commercial Services & Supplies – 1.5%
Waste Connections Inc	199,124	29,723,239
Construction Materials – 1.6%
Martin Marietta Materials Inc	66,215	33,035,326
Containers & Packaging – 2.7%
Ball Corp	445,606	25,631,257
Graphic Packaging Holding Co	1,164,893	28,714,612
		54,345,869
Diversified Financial Services – 2.1%
Fidelity National Information Services Inc	699,053	41,992,114
Electric Utilities – 4.8%
Alliant Energy Corp	966,397	49,576,166
Entergy Corp	467,897	47,346,497
		96,922,663
Electrical Equipment – 2.0%
AMETEK Inc	249,115	41,076,572
Electronic Equipment, Instruments & Components – 3.3%
Insight Enterprises Inc*	126,291	22,377,502
Keysight Technologies Inc*	109,712	17,454,082
Vontier Corp	807,124	27,886,134
		67,717,718
Energy Equipment & Services – 1.2%
Baker Hughes Co	730,039	24,952,733
Food & Staples Retailing – 3.0%
Casey's General Stores Inc	164,732	45,258,470
Target Corp	102,277	14,566,290
		59,824,760
Food Products – 1.7%
Kellanova	427,806	23,918,633
Lamb Weston Holdings Inc	101,332	10,952,976
		34,871,609

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

6	DECEMBER 31, 2023

Janus Henderson Mid Cap Value Fund

Schedule of Investments (unaudited)

December 31, 2023

Shares or Principal Amounts		Value
Common Stocks– (continued)
Health Care Equipment & Supplies – 2.9%
Envista Holdings Corp*	513,241	$12,348,578
Globus Medical Inc*	683,245	36,410,126
Teleflex Inc	39,410	9,826,489
		58,585,193
Health Care Providers & Services – 5.8%
Amedisys Inc*	214,116	20,353,867
Cardinal Health Inc	458,576	46,224,461
Humana Inc	45,015	20,608,317
Laboratory Corp of America Holdings	134,844	30,648,693
		117,835,338
Household Durables – 1.6%
Toll Brothers Inc	309,711	31,835,194
Industrial Real Estate Investment Trusts (REITs) – 1.3%
STAG Industrial Inc	655,110	25,719,619
Insurance – 5.5%
Globe Life Inc	294,656	35,865,528
Hartford Financial Services Group Inc	705,559	56,712,832
RenaissanceRe Holdings Ltd	91,140	17,863,440
		110,441,800
Life Sciences Tools & Services – 2.1%
Avantor Inc*	1,160,363	26,491,087
Charles River Laboratories International Inc*	27,604	6,525,586
PerkinElmer Inc	86,876	9,496,416
		42,513,089
Machinery – 4.1%
Hillenbrand Inc	617,897	29,566,371
Lincoln Electric Holdings Inc	140,312	30,512,248
Oshkosh Corp	203,233	22,032,490
		82,111,109
Marine – 0.8%
Kirby Corp*	196,990	15,459,775
Media – 1.3%
Fox Corp - Class B	982,578	27,168,282
Metals & Mining – 2.4%
Freeport-McMoRan Inc	1,125,248	47,901,807
Oil, Gas & Consumable Fuels – 5.7%
Chesapeake Energy Corp	547,082	42,092,489
Marathon Oil Corp	1,685,872	40,730,668
Pioneer Natural Resources Co	145,674	32,759,169
		115,582,326
Real Estate Management & Development – 1.4%
CBRE Group Inc*	301,968	28,110,201
Residential Real Estate Investment Trusts (REITs) – 1.3%
Equity LifeStyle Properties Inc	388,774	27,424,118
Retail Real Estate Investment Trusts (REITs) – 1.4%
Agree Realty Corp	449,221	28,278,462
Road & Rail – 1.9%
Canadian Pacific Kansas City Ltd	237,253	18,757,222
Landstar System Inc	100,381	19,438,781
		38,196,003
Semiconductor & Semiconductor Equipment – 3.5%
Lam Research Corp	26,073	20,421,938
Microchip Technology Inc	326,995	29,488,409
Teradyne Inc	187,200	20,314,944
		70,225,291
Software – 1.0%
Nice Ltd (ADR)*	102,568	20,463,342

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	7

Janus Henderson Mid Cap Value Fund

Schedule of Investments (unaudited)

December 31, 2023

Shares or Principal Amounts		Value
Common Stocks– (continued)
Specialized Real Estate Investment Trusts (REITs) – 3.1%
Lamar Advertising Co	410,533	$43,631,447
PotlatchDeltic Corp	404,861	19,878,675
		63,510,122
Specialty Retail – 4.7%
AutoZone Inc*	7,660	19,805,773
Bath & Body Works Inc	641,876	27,703,368
Burlington Stores Inc*	143,690	27,944,831
O'Reilly Automotive Inc*	21,124	20,069,490
		95,523,462
Trading Companies & Distributors – 2.7%
GATX Corp	203,235	24,432,912
MSC Industrial Direct Co Inc	289,893	29,354,565
		53,787,477
Total Common Stocks (cost $1,448,839,676)		2,002,779,938
Repurchase Agreements– 1.0%
ING Financial Markets LLC, Joint repurchase agreement, 5.3000%, dated 12/29/23, maturing 1/2/24 to be repurchased at $11,006,478 collateralized by $11,451,621 in U.S. Treasuries 0.1250% - 4.8750%, 1/31/25 - 11/15/53 with a value of $11,226,620	$11,000,000	11,000,000
Royal Bank of Canada, NY Branch, Joint repurchase agreement, 5.2900%, dated 12/29/23, maturing 1/2/24 to be repurchased at $10,005,878 collateralized by $10,520,675 in U.S. Treasuries 2.1250%, 5/15/25 with a value of $10,205,998	10,000,000	10,000,000
Total Repurchase Agreements (cost $21,000,000)		21,000,000
Total Investments (total cost $1,469,839,676) – 100.0%		2,023,779,938
Liabilities, net of Cash, Receivables and Other Assets – (0)%		(331,214)
Net Assets – 100%		$2,023,448,724

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$1,970,717,857	97.4%
Israel	20,463,342	1.0
Canada	18,757,222	0.9
Sweden	13,841,517	0.7

Total	$2,023,779,938	100.0%

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

8	DECEMBER 31, 2023

Janus Henderson Mid Cap Value Fund

Schedule of Investments (unaudited)

December 31, 2023

Offsetting of Financial Assets and Derivative Assets

	Gross Amounts
	of Recognized	Offsetting Asset	Collateral
Counterparty	Assets	or Liability(a)	Pledged(b)	Net Amount

ING Financial Markets LLC	$11,000,000	$—	$(11,000,000)	$—
Royal Bank of Canada, NY Branch	10,000,000	—	(10,000,000)	—

Total	$21,000,000	$—	$(21,000,000)	$—
(a)

Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	9

Janus Henderson Mid Cap Value Fund

Notes to Schedule of Investments and Other Information (unaudited)

Russell Midcap® Value Index	Russell Midcap® Value Index reflects the performance of U.S. mid-cap equities with lower price-to-book ratios and lower forecasted growth values.

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2023. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$2,002,779,938	$-	$-
Repurchase Agreements	-	21,000,000	-
Total Assets	$2,002,779,938	$21,000,000	$-

10	DECEMBER 31, 2023

Janus Henderson Mid Cap Value Fund

Statement of Assets and Liabilities (unaudited)

December 31, 2023

See footnotes at the end of the Statement.

Assets:
Investments, at value (cost $1,448,839,676)	$2,002,779,938
Repurchase agreements, at value (cost $21,000,000)	21,000,000
Trustees' deferred compensation	55,559
Receivables:
Dividends	1,970,054
Fund shares sold	1,036,848
Investments sold	957,663
Interest	12,356
Other assets	20,489
Total Assets	2,027,832,907
Liabilities:
Due to custodian	7,648
Payables:	—
Fund shares repurchased	2,674,673
Advisory fees	1,116,236
Transfer agent fees and expenses	310,012
Trustees' deferred compensation fees	55,559
12b-1 Distribution and shareholder servicing fees	47,729
Professional fees	31,735
Affiliated fund administration fees payable	4,360
Trustees' fees and expenses	2,283
Custodian fees	112
Accrued expenses and other payables	133,836
Total Liabilities	4,384,183
Commitments and contingent liabilities (Note 3)
Net Assets	$2,023,448,724

See Notes to Financial Statements.

Janus Investment Fund	11

Janus Henderson Mid Cap Value Fund

Statement of Assets and Liabilities (unaudited)

December 31, 2023

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,433,220,061
Total distributable earnings (loss)	590,228,663
Total Net Assets	$2,023,448,724
Net Assets - Class A Shares	$56,714,001
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	3,688,669
Net Asset Value Per Share(1)	$15.38
Maximum Offering Price Per Share(2)	$16.32
Net Assets - Class C Shares	$7,559,318
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	509,823
Net Asset Value Per Share(1)	$14.83
Net Assets - Class D Shares	$693,016,288
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	46,399,248
Net Asset Value Per Share	$14.94
Net Assets - Class I Shares	$199,079,197
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	13,291,732
Net Asset Value Per Share	$14.98
Net Assets - Class L Shares	$3,735,794
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	239,143
Net Asset Value Per Share	$15.62
Net Assets - Class N Shares	$187,790,242
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	12,628,577
Net Asset Value Per Share	$14.87
Net Assets - Class R Shares	$35,006,199
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,329,821
Net Asset Value Per Share	$15.03
Net Assets - Class S Shares	$64,257,368
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	4,174,517
Net Asset Value Per Share	$15.39
Net Assets - Class T Shares	$776,290,317
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	51,458,351
Net Asset Value Per Share	$15.09

(1) Redemption price per share may be reduced for any applicable contingent deferred sales charge. (2) Maximum offering price is computed at 100/94.25 of net asset value.

See Notes to Financial Statements.

12	DECEMBER 31, 2023

Janus Henderson Mid Cap Value Fund

Statement of Operations (unaudited)

For the period ended December 31, 2023

Investment Income:
Dividends	$18,626,404
Interest	750,976
Foreign tax withheld	(50,759)
Total Investment Income	19,326,621
Expenses:
Advisory fees	4,895,839
12b-1 Distribution and shareholder servicing fees:
Class A Shares	68,009
Class C Shares	35,029
Class R Shares	84,083
Class S Shares	79,110
Transfer agent administrative fees and expenses:
Class D Shares	384,317
Class L Shares	4,619
Class R Shares	42,156
Class S Shares	79,123
Class T Shares	941,235
Transfer agent networking and omnibus fees:
Class A Shares	39,214
Class C Shares	3,214
Class I Shares	99,536
Other transfer agent fees and expenses:
Class A Shares	1,446
Class C Shares	199
Class D Shares	47,692
Class I Shares	4,779
Class L Shares	50
Class N Shares	3,607
Class R Shares	456
Class S Shares	1,064
Class T Shares	4,717
Shareholder reports expense	83,122
Registration fees	77,841
Professional fees	35,147
Affiliated fund administration fees	24,478
Trustees’ fees and expenses	19,408
Custodian fees	6,799
Other expenses	64,402
Total Expenses	7,130,691
Less: Excess Expense Reimbursement and Waivers	(43,872)
Net Expenses	7,086,819
Net Investment Income/(Loss)	12,239,802
Net Realized Gain/(Loss) on Investments:
Investments	98,125,898
Total Net Realized Gain/(Loss) on Investments	98,125,898
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees’ deferred compensation	25,436,509
Total Change in Unrealized Net Appreciation/Depreciation	25,436,509
Net Increase/(Decrease) in Net Assets Resulting from Operations	$135,802,209

See Notes to Financial Statements.

Janus Investment Fund	13

Janus Henderson Mid Cap Value Fund

Statements of Changes in Net Assets

	Period ended December 31, 2023 (unaudited)	Year ended June 30, 2023

Operations:
Net investment income/(loss)	$12,239,802	$25,076,728
Net realized gain/(loss) on investments	98,125,898	120,849,434
Change in unrealized net appreciation/depreciation	25,436,509	80,841,432
Net Increase/(Decrease) in Net Assets Resulting from Operations	135,802,209	226,767,594
Dividends and Distributions to Shareholders:
Class A Shares	(4,753,717)	(3,376,569)
Class C Shares	(615,241)	(449,643)
Class D Shares	(61,083,222)	(42,385,456)
Class I Shares	(17,906,507)	(13,114,124)
Class L Shares	(323,764)	(255,037)
Class N Shares	(16,971,420)	(11,696,613)
Class R Shares	(2,891,861)	(2,021,571)
Class S Shares	(5,284,966)	(3,877,081)
Class T Shares	(67,684,534)	(48,220,026)
Net Decrease from Dividends and Distributions to Shareholders	(177,515,232)	(125,396,120)
Capital Share Transactions:
Class A Shares	979,218	(5,420,912)
Class C Shares	(296,413)	(368,440)
Class D Shares	22,245,708	(11,086,647)
Class I Shares	(4,769,629)	(9,281,807)
Class L Shares	(212,239)	(565,821)
Class N Shares	4,684,602	(15,139,006)
Class R Shares	505,246	(2,967,403)
Class S Shares	(3,172,966)	(4,943,133)
Class T Shares	9,972,873	(72,795,412)
Net Increase/(Decrease) from Capital Share Transactions	29,936,400	(122,568,581)
Net Increase/(Decrease) in Net Assets	(11,776,623)	(21,197,107)
Net Assets:
Beginning of period	2,035,225,347	2,056,422,454
End of period	$2,023,448,724	$2,035,225,347

See Notes to Financial Statements.

14	DECEMBER 31, 2023

Janus Henderson Mid Cap Value Fund

Financial Highlights

Class A Shares
For a share outstanding during the period ended December 31, 2023 (unaudited) and the year ended June 30	2023	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$15.71	$14.97	$18.02	$13.29	$15.33	$16.96
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.08	0.15	0.13	0.12	0.13	0.17
Net realized and unrealized gain/(loss)	0.98	1.50	(1.17)	4.73	(1.82)	0.12
Total from Investment Operations	1.06	1.65	(1.04)	4.85	(1.69)	0.29
Less Dividends and Distributions:
Dividends (from net investment income)	(0.14)	(0.14)	(0.04)	(0.12)	(0.12)	(0.13)
Distributions (from capital gains)	(1.25)	(0.77)	(1.97)	—	(0.23)	(1.79)
Total Dividends and Distributions	(1.39)	(0.91)	(2.01)	(0.12)	(0.35)	(1.92)
Net Asset Value, End of Period	$15.38	$15.71	$14.97	$18.02	$13.29	$15.33
Total Return*	7.10%	11.30%	(6.84)%	36.65%	(11.47)%	3.99%
Net Assets, End of Period (in thousands)	$56,714	$56,731	$59,218	$73,118	$59,211	$74,864
Average Net Assets for the Period (in thousands)	$54,418	$59,394	$69,576	$67,847	$71,147	$75,623
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.93%	0.91%	0.93%	0.97%	1.19%	1.06%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.93%	0.91%	0.93%	0.97%	1.19%	1.05%
Ratio of Net Investment Income/(Loss)	1.04%	0.98%	0.78%	0.76%	0.90%	1.09%
Portfolio Turnover Rate	19%	54%	52%	46%	37%	42%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	15

Janus Henderson Mid Cap Value Fund

Financial Highlights

Class C Shares
For a share outstanding during the period ended December 31, 2023 (unaudited) and the year ended June 30	2023	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$15.15	$14.46	$17.55	$12.93	$14.91	$16.49
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.03	0.05	0.01	0.04	0.05	0.07
Net realized and unrealized gain/(loss)	0.93	1.45	(1.13)	4.58	(1.80)	0.14
Total from Investment Operations	0.96	1.50	(1.12)	4.62	(1.75)	0.21
Less Dividends and Distributions:
Dividends (from net investment income)	(0.03)	(0.04)	—	—(2)	—	—
Distributions (from capital gains)	(1.25)	(0.77)	(1.97)	—	(0.23)	(1.79)
Total Dividends and Distributions	(1.28)	(0.81)	(1.97)	—	(0.23)	(1.79)
Net Asset Value, End of Period	$14.83	$15.15	$14.46	$17.55	$12.93	$14.91
Total Return*	6.70%	10.65%	(7.50)%	35.76%	(12.02)%	3.40%
Net Assets, End of Period (in thousands)	$7,559	$7,998	$7,974	$10,436	$15,768	$31,418
Average Net Assets for the Period (in thousands)	$7,486	$8,269	$9,508	$12,833	$22,689	$41,945
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.58%	1.54%	1.62%	1.64%	1.78%	1.64%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.58%	1.54%	1.62%	1.64%	1.78%	1.64%
Ratio of Net Investment Income/(Loss)	0.38%	0.35%	0.09%	0.24%	0.32%	0.47%
Portfolio Turnover Rate	19%	54%	52%	46%	37%	42%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Less than $0.005 on a per share basis.

See Notes to Financial Statements.

16	DECEMBER 31, 2023

Janus Henderson Mid Cap Value Fund

Financial Highlights

Class D Shares
For a share outstanding during the period ended December 31, 2023 (unaudited) and the year ended June 30	2023	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$15.33	$14.63	$17.67	$13.03	$15.04	$16.70
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.10	0.19	0.18	0.17	0.17	0.21
Net realized and unrealized gain/(loss)	0.95	1.47	(1.15)	4.64	(1.79)	0.11
Total from Investment Operations	1.05	1.66	(0.97)	4.81	(1.62)	0.32
Less Dividends and Distributions:
Dividends (from net investment income)	(0.19)	(0.19)	(0.10)	(0.17)	(0.16)	(0.19)
Distributions (from capital gains)	(1.25)	(0.77)	(1.97)	—	(0.23)	(1.79)
Total Dividends and Distributions	(1.44)	(0.96)	(2.07)	(0.17)	(0.39)	(1.98)
Net Asset Value, End of Period	$14.94	$15.33	$14.63	$17.67	$13.03	$15.04
Total Return*	7.20%	11.65%	(6.58)%	37.11%	(11.24)%	4.27%
Net Assets, End of Period (in thousands)	$693,016	$685,186	$663,819	$752,405	$615,270	$763,597
Average Net Assets for the Period (in thousands)	$662,673	$687,765	$738,640	$680,218	$715,784	$765,452
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.67%	0.63%	0.64%	0.66%	0.89%	0.73%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.67%	0.63%	0.64%	0.66%	0.89%	0.73%
Ratio of Net Investment Income/(Loss)	1.30%	1.26%	1.07%	1.07%	1.18%	1.39%
Portfolio Turnover Rate	19%	54%	52%	46%	37%	42%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	17

Janus Henderson Mid Cap Value Fund

Financial Highlights

Class I Shares
For a share outstanding during the period ended December 31, 2023 (unaudited) and the year ended June 30	2023	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$15.37	$14.66	$17.71	$13.06	$15.07	$16.73
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.10	0.20	0.19	0.18	0.18	0.22
Net realized and unrealized gain/(loss)	0.95	1.47	(1.16)	4.65	(1.79)	0.10
Total from Investment Operations	1.05	1.67	(0.97)	4.83	(1.61)	0.32
Less Dividends and Distributions:
Dividends (from net investment income)	(0.19)	(0.19)	(0.11)	(0.18)	(0.17)	(0.19)
Distributions (from capital gains)	(1.25)	(0.77)	(1.97)	—	(0.23)	(1.79)
Total Dividends and Distributions	(1.44)	(0.96)	(2.08)	(0.18)	(0.40)	(1.98)
Net Asset Value, End of Period	$14.98	$15.37	$14.66	$17.71	$13.06	$15.07
Total Return*	7.21%	11.75%	(6.60)%	37.15%	(11.16)%	4.33%
Net Assets, End of Period (in thousands)	$199,079	$208,187	$207,292	$359,761	$310,803	$364,502
Average Net Assets for the Period (in thousands)	$199,048	$210,750	$289,382	$338,794	$342,719	$386,284
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.63%	0.59%	0.60%	0.62%	0.85%	0.68%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.63%	0.59%	0.60%	0.62%	0.85%	0.68%
Ratio of Net Investment Income/(Loss)	1.33%	1.30%	1.11%	1.13%	1.20%	1.46%
Portfolio Turnover Rate	19%	54%	52%	46%	37%	42%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

18	DECEMBER 31, 2023

Janus Henderson Mid Cap Value Fund

Financial Highlights

Class L Shares
For a share outstanding during the period ended December 31, 2023 (unaudited) and the year ended June 30	2023	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$15.96	$15.19	$18.28	$13.47	$15.54	$17.18
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.10	0.20	0.18	0.17	0.18	0.22
Net realized and unrealized gain/(loss)	0.99	1.52	(1.20)	4.81	(1.86)	0.12
Total from Investment Operations	1.09	1.72	(1.02)	4.98	(1.68)	0.34
Less Dividends and Distributions:
Dividends (from net investment income)	(0.18)	(0.18)	(0.10)	(0.17)	(0.16)	(0.19)
Distributions (from capital gains)	(1.25)	(0.77)	(1.97)	—	(0.23)	(1.79)
Total Dividends and Distributions	(1.43)	(0.95)	(2.07)	(0.17)	(0.39)	(1.98)
Net Asset Value, End of Period	$15.62	$15.96	$15.19	$18.28	$13.47	$15.54
Total Return*	7.18%	11.66%	(6.66)%	37.14%	(11.27)%	4.32%
Net Assets, End of Period (in thousands)	$3,736	$4,014	$4,372	$4,995	$4,231	$6,038
Average Net Assets for the Period (in thousands)	$3,708	$4,331	$4,881	$4,679	$5,336	$6,333
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.85%	0.81%	0.81%	0.83%	1.05%	0.88%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.69%	0.64%	0.65%	0.67%	0.89%	0.72%
Ratio of Net Investment Income/(Loss)	1.26%	1.25%	1.06%	1.08%	1.20%	1.41%
Portfolio Turnover Rate	19%	54%	52%	46%	37%	42%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	19

Janus Henderson Mid Cap Value Fund

Financial Highlights

Class N Shares
For a share outstanding during the period ended December 31, 2023 (unaudited) and the year ended June 30	2023	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$15.27	$14.58	$17.62	$12.99	$15.00	$16.66
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.11	0.21	0.20	0.19	0.20	0.23
Net realized and unrealized gain/(loss)	0.95	1.46	(1.14)	4.63	(1.80)	0.11
Total from Investment Operations	1.06	1.67	(0.94)	4.82	(1.60)	0.34
Less Dividends and Distributions:
Dividends (from net investment income)	(0.21)	(0.21)	(0.13)	(0.19)	(0.18)	(0.21)
Distributions (from capital gains)	(1.25)	(0.77)	(1.97)	—	(0.23)	(1.79)
Total Dividends and Distributions	(1.46)	(0.98)	(2.10)	(0.19)	(0.41)	(2.00)
Net Asset Value, End of Period	$14.87	$15.27	$14.58	$17.62	$12.99	$15.00
Total Return*	7.31%	11.78%	(6.47)%	37.34%	(11.14)%	4.47%
Net Assets, End of Period (in thousands)	$187,790	$187,335	$193,017	$506,429	$422,894	$619,969
Average Net Assets for the Period (in thousands)	$180,897	$188,816	$471,571	$483,187	$595,473	$617,269
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.53%	0.49%	0.50%	0.52%	0.75%	0.59%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.53%	0.49%	0.50%	0.52%	0.75%	0.59%
Ratio of Net Investment Income/(Loss)	1.44%	1.40%	1.20%	1.24%	1.36%	1.54%
Portfolio Turnover Rate	19%	54%	52%	46%	37%	42%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

20	DECEMBER 31, 2023

Janus Henderson Mid Cap Value Fund

Financial Highlights

Class R Shares
For a share outstanding during the period ended December 31, 2023 (unaudited) and the year ended June 30	2023	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$15.36	$14.65	$17.70	$13.04	$15.06	$16.68
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.05	0.10	0.08	0.08	0.09	0.12
Net realized and unrealized gain/(loss)	0.96	1.46	(1.16)	4.65	(1.82)	0.13
Total from Investment Operations	1.01	1.56	(1.08)	4.73	(1.73)	0.25
Less Dividends and Distributions:
Dividends (from net investment income)	(0.09)	(0.08)	—	(0.07)	(0.06)	(0.08)
Distributions (from capital gains)	(1.25)	(0.77)	(1.97)	—	(0.23)	(1.79)
Total Dividends and Distributions	(1.34)	(0.85)	(1.97)	(0.07)	(0.29)	(1.87)
Net Asset Value, End of Period	$15.03	$15.36	$14.65	$17.70	$13.04	$15.06
Total Return*	6.90%	10.94%	(7.20)%	36.38%	(11.83)%	3.70%
Net Assets, End of Period (in thousands)	$35,006	$35,107	$36,305	$43,893	$38,246	$55,536
Average Net Assets for the Period (in thousands)	$33,728	$36,655	$42,298	$41,183	$48,448	$57,426
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.28%	1.25%	1.26%	1.26%	1.50%	1.34%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.28%	1.25%	1.26%	1.26%	1.50%	1.34%
Ratio of Net Investment Income/(Loss)	0.68%	0.65%	0.45%	0.49%	0.59%	0.79%
Portfolio Turnover Rate	19%	54%	52%	46%	37%	42%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	21

Janus Henderson Mid Cap Value Fund

Financial Highlights

Class S Shares
For a share outstanding during the period ended December 31, 2023 (unaudited) and the year ended June 30	2023	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$15.72	$14.97	$18.03	$13.28	$15.33	$16.90
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.07	0.14	0.12	0.11	0.12	0.17
Net realized and unrealized gain/(loss)	0.97	1.50	(1.18)	4.74	(1.83)	0.12
Total from Investment Operations	1.04	1.64	(1.06)	4.85	(1.71)	0.29
Less Dividends and Distributions:
Dividends (from net investment income)	(0.12)	(0.12)	(0.03)	(0.10)	(0.11)	(0.07)
Distributions (from capital gains)	(1.25)	(0.77)	(1.97)	—	(0.23)	(1.79)
Total Dividends and Distributions	(1.37)	(0.89)	(2.00)	(0.10)	(0.34)	(1.86)
Net Asset Value, End of Period	$15.39	$15.72	$14.97	$18.03	$13.28	$15.33
Total Return*	6.97%	11.26%	(6.97)%	36.67%	(11.58)%	3.93%
Net Assets, End of Period (in thousands)	$64,257	$68,572	$70,035	$97,606	$99,159	$110,404
Average Net Assets for the Period (in thousands)	$63,345	$69,673	$86,513	$91,479	$107,902	$148,179
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.03%	0.99%	1.01%	1.02%	1.25%	1.09%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.03%	0.99%	1.01%	1.02%	1.25%	1.09%
Ratio of Net Investment Income/(Loss)	0.93%	0.90%	0.70%	0.72%	0.79%	1.07%
Portfolio Turnover Rate	19%	54%	52%	46%	37%	42%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

22	DECEMBER 31, 2023

Janus Henderson Mid Cap Value Fund

Financial Highlights

Class T Shares
For a share outstanding during the period ended December 31, 2023 (unaudited) and the year ended June 30	2023	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$15.46	$14.74	$17.79	$13.12	$15.14	$16.78
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.09	0.18	0.16	0.16	0.16	0.20
Net realized and unrealized gain/(loss)	0.96	1.48	(1.16)	4.66	(1.80)	0.12
Total from Investment Operations	1.05	1.66	(1.00)	4.82	(1.64)	0.32
Less Dividends and Distributions:
Dividends (from net investment income)	(0.17)	(0.17)	(0.08)	(0.15)	(0.15)	(0.17)
Distributions (from capital gains)	(1.25)	(0.77)	(1.97)	—	(0.23)	(1.79)
Total Dividends and Distributions	(1.42)	(0.94)	(2.05)	(0.15)	(0.38)	(1.96)
Net Asset Value, End of Period	$15.09	$15.46	$14.74	$17.79	$13.12	$15.14
Total Return*	7.16%	11.57%	(6.72)%	36.95%	(11.31)%	4.22%
Net Assets, End of Period (in thousands)	$776,290	$782,095	$814,391	$1,010,187	$896,622	$1,204,382
Average Net Assets for the Period (in thousands)	$753,086	$811,301	$947,426	$971,268	$1,089,574	$1,281,003
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.77%	0.74%	0.75%	0.77%	0.99%	0.84%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.76%	0.73%	0.74%	0.76%	0.99%	0.83%
Ratio of Net Investment Income/(Loss)	1.20%	1.17%	0.96%	1.00%	1.09%	1.30%
Portfolio Turnover Rate	19%	54%	52%	46%	37%	42%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	23

Janus Henderson Mid Cap Value Fund

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Janus Henderson Mid Cap Value Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 38 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks capital appreciation. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.

The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.

Shareholders, including other funds, individuals, accounts, as well as the Fund’s portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US GAAP")).

Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.

Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.

Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.

The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.

Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.

Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. Class I Shares are also available to certain direct institutional investors including, but not limited to, corporations, certain retirement plans, public plans, and foundations/endowments, who established Class I Share accounts before August 4, 2017.

Class L Shares are designed for pension and profit-sharing plans, employee benefit trusts, endowments, foundations and corporations, as well as high net worth individuals and financial intermediaries who are willing to maintain a minimum account balance of $250,000.

Class N Shares are generally available only to financial intermediaries purchasing on behalf of: 1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial

24	DECEMBER 31, 2023

Janus Henderson Mid Cap Value Fund

Notes to Financial Statements (unaudited)

intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.

Class R Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms.

Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.

Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.

The following accounting policies have been followed by the Fund and are in conformity with US GAAP.

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Janus Investment Fund	25

Janus Henderson Mid Cap Value Fund

Notes to Financial Statements (unaudited)

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2023 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on the accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

Expenses

The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.

Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and

26	DECEMBER 31, 2023

Janus Henderson Mid Cap Value Fund

Notes to Financial Statements (unaudited)

would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Dividends and Distributions

The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.

The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

2. Other Investments and Strategies

Market Risk

The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.

Janus Investment Fund	27

Janus Henderson Mid Cap Value Fund

Notes to Financial Statements (unaudited)

• COVID-19 Pandemic. The effects of COVID-19 have contributed to increased volatility in global financial markets and have affected and may continue to affect certain countries, regions, issuers, industries and market sectors more dramatically than others. These conditions and events could have a significant impact on the Fund and its investments, the Fund’s ability to meet redemption requests, and the processes and operations of the Fund’s service providers, including the Adviser.

• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Repurchase Agreements

The Fund and other funds advised by the Adviser or its affiliates may transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.

Repurchase agreements held by the Fund are fully collateralized, and such collateral is in the possession of the Fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Offsetting Assets and Liabilities

The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.

The Offsetting Assets and Liabilities table located in the Schedule of Investments presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by

28	DECEMBER 31, 2023

Janus Henderson Mid Cap Value Fund

Notes to Financial Statements (unaudited)

counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the Fund's Schedule of Investments.

All repurchase agreements are transacted under legally enforceable master repurchase agreements that give the Fund, in the event of default by the counterparty, the right to liquidate securities held and to offset receivables and payables with the counterparty. For financial reporting purposes, the Fund does not offset financial instruments' payables and receivables and related collateral on the Statement of Assets and Liabilities. Repurchase agreements held by the Fund are fully collateralized, and such collateral is in the possession of the Fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest.

3. Investment Advisory Agreements and Other Transactions with Affiliates

The Fund pays the Adviser an investment advisory fee rate that may adjust up or down based on the Fund’s performance relative to its benchmark index.

The investment advisory fee rate paid to the Adviser by the Fund consists of two components: (1) a base fee calculated by applying the contractual fixed rate of the advisory fee to the Fund’s average daily net assets during the previous month (the “Base Fee Rate”), plus or minus (2) a performance-fee adjustment (the “Performance Adjustment”) calculated by applying a variable rate of up to 0.15% (positive or negative) to the Fund’s average daily net assets based on the Fund’s relative performance compared to the cumulative investment record of its benchmark index over a 36-month performance measurement period or shorter time period, as applicable. The investment advisory fee rate is calculated daily and paid monthly.

The investment performance of the Fund’s Class A Shares (waiving the upfront sales load) for the performance measurement period is used to calculate the Performance Adjustment. The Fund’s Base Fee Rate prior to any performance adjustment (expressed as an annual rate) is 0.64%, and the Fund’s benchmark index used in the calculation is the Russell Midcap® Value Index.

No Performance Adjustment is applied unless the difference between the Fund’s investment performance and the cumulative investment record of the Fund’s benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. The Base Fee Rate is subject to an upward or downward Performance Adjustment for every full 0.50% increment by which the Fund outperforms or underperforms its benchmark index, up to the Fund’s full performance rate of ±4.00%. Because the Performance Adjustment is tied to a Fund’s relative performance compared to its benchmark index (and not its absolute performance), the Performance Adjustment could increase the Adviser’s fee even if the Fund’s Shares lose value during the performance measurement period and could decrease the Adviser’s fee even if the Fund’s Shares increase in value during the performance measurement period. For purposes of computing the Base Fee Rate and the Performance Adjustment, net assets are averaged over different periods (average daily net assets during the previous month for the Base Fee Rate, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of the Fund is calculated net of expenses whereas the Fund’s benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions is included in calculating both the performance of a Fund and the Fund’s benchmark index.

The Fund’s prospectuses and statement(s) of additional information contain additional information about performance-based fees. The amount shown as advisory fees on the Statement of Operations reflects the Base Fee Rate plus/minus any Performance Adjustment. For the period ended December 31, 2023, the performance adjusted investment advisory fee rate before any waivers and/or reimbursements of expenses is 0.50%.

The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to the management fee, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus fees payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate of 0.83% for at least a one-year period commencing October 27, 2023. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.

The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain

Janus Investment Fund	29

Janus Henderson Mid Cap Value Fund

Notes to Financial Statements (unaudited)

administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser (or any subadvisor, as applicable) provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $226,421 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended December 31, 2023. The Fund's portion is reported as part of “Other expenses” on the Statement of Operations.

Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.

Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion – $49.9 billion	0.10%
Over $49.9 billion	0.08%

During the reporting period, the administrative services fee rate was 0.12%.

The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class R Shares, Class S Shares, and Class T Shares for providing or procuring administrative services to investors in Class R Shares, Class S Shares, and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class R Shares, Class S Shares, and Class T Shares.

The Transfer Agent receives an administrative fee based on the average daily net assets Class L Shares of the Fund based on the average proportion of the Fund’s total net assets sold directly and the average proportion of the Fund’s net assets sold through financial intermediaries on a monthly basis. The asset-weighted fee is calculated by applying a blended annual fee rate of 0.12% on average net assets for the proportion of assets sold directly and 0.25% on average net assets for the proportion of assets sold through financial intermediaries. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations. The Transfer Agent has agreed to waive all or a portion of this fee. Such waiver is voluntary and could change or be terminated at any time at the discretion of the Transfer Agent or the Adviser without prior notification to shareholders. Removal of this fee waiver may have a significant impact on Class L Shares’ total expense ratio. If applicable, amounts waived to the Fund by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.

Shareholder Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.

30	DECEMBER 31, 2023

Janus Henderson Mid Cap Value Fund

Notes to Financial Statements (unaudited)

Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.

The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class L Shares and Class D Shares. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, up to 0.50% for Class R Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.

Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the period ended December 31, 2023, the Distributor retained upfront sales charges of $471.

A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the period ended December 31, 2023, redeeming shareholders of Class A Shares paid CDSCs of $704 to the Distributor.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class C Shares during the period ended December 31, 2023.

The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of December 31, 2023 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended December 31, 2023 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $196,900 were paid by the Trust to the Trustees under the Deferred Plan during the period ended December 31, 2023.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended December 31, 2023 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

Janus Investment Fund	31

Janus Henderson Mid Cap Value Fund

Notes to Financial Statements (unaudited)

4. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2023 are noted below. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 1,474,265,951	$580,073,409	$(30,559,422)	$ 549,513,987

32	DECEMBER 31, 2023

Janus Henderson Mid Cap Value Fund

Notes to Financial Statements (unaudited)

5. Capital Share Transactions

	Period ended December 31, 2023		Year ended June 30, 2023
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	170,742	$ 2,613,254	316,306	$ 4,884,230
Reinvested dividends and distributions	280,508	4,140,304	196,023	2,942,303
Shares repurchased	(373,403)	(5,774,340)	(858,181)	(13,247,445)
Net Increase/(Decrease)	77,847	$ 979,218	(345,852)	$ (5,420,912)
Class C Shares:
Shares sold	19,321	$ 285,112	97,675	$ 1,456,626
Reinvested dividends and distributions	40,115	571,240	29,072	421,842
Shares repurchased	(77,646)	(1,152,765)	(150,288)	(2,246,908)
Net Increase/(Decrease)	(18,210)	$ (296,413)	(23,541)	$ (368,440)
Class D Shares:
Shares sold	355,622	$ 5,364,437	1,432,517	$ 21,898,738
Reinvested dividends and distributions	4,142,428	59,360,998	2,815,147	41,157,447
Shares repurchased	(2,807,397)	(42,479,727)	(4,922,699)	(74,142,832)
Net Increase/(Decrease)	1,690,653	$22,245,708	(675,035)	$(11,086,647)
Class I Shares:
Shares sold	725,246	$10,851,571	2,080,493	$ 31,615,667
Reinvested dividends and distributions	1,173,097	16,857,405	846,464	12,400,700
Shares repurchased	(2,154,870)	(32,478,605)	(3,514,919)	(53,298,174)
Net Increase/(Decrease)	(256,527)	$(4,769,629)	(587,962)	$ (9,281,807)
Class L Shares:
Shares sold	166	$ 2,524	129	$ 1,986
Reinvested dividends and distributions	21,410	320,935	16,638	253,234
Shares repurchased	(33,950)	(535,698)	(52,974)	(821,041)
Net Increase/(Decrease)	(12,374)	$ (212,239)	(36,207)	$ (565,821)
Class N Shares:
Shares sold	1,171,610	$17,598,553	2,552,662	$ 38,423,059
Reinvested dividends and distributions	1,027,729	14,665,689	716,344	10,429,961
Shares repurchased	(1,835,154)	(27,579,640)	(4,241,789)	(63,992,026)
Net Increase/(Decrease)	364,185	$ 4,684,602	(972,783)	$(15,139,006)
Class R Shares:
Shares sold	108,506	$ 1,642,641	316,092	$ 4,805,866
Reinvested dividends and distributions	200,390	2,889,630	137,432	2,020,246
Shares repurchased	(264,704)	(4,027,025)	(646,438)	(9,793,515)
Net Increase/(Decrease)	44,192	$ 505,246	(192,914)	$ (2,967,403)
Class S Shares:
Shares sold	203,919	$ 3,147,198	832,331	$ 12,926,292
Reinvested dividends and distributions	357,805	5,284,782	258,120	3,876,964
Shares repurchased	(750,019)	(11,604,946)	(1,405,850)	(21,746,389)
Net Increase/(Decrease)	(188,295)	$(3,172,966)	(315,399)	$ (4,943,133)
Class T Shares:
Shares sold	892,947	$13,589,807	2,212,621	$ 33,902,575
Reinvested dividends and distributions	4,635,599	67,123,473	3,240,578	47,798,527
Shares repurchased	(4,669,128)	(70,740,407)	(10,100,502)	(154,496,514)
Net Increase/(Decrease)	859,418	$ 9,972,873	(4,647,303)	$(72,795,412)

Janus Investment Fund	33

Janus Henderson Mid Cap Value Fund

Notes to Financial Statements (unaudited)

6. Purchases and Sales of Investment Securities

For the period ended December 31, 2023, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$361,981,699	$493,432,850	$ -	$ -

7. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2023 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

34	DECEMBER 31, 2023

Janus Henderson Mid Cap Value Fund

Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093; (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov. Additionally, information regarding the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is also available, free of charge, through janushenderson.com/proxyvoting and from the SEC’s website at http://www.sec.gov.

Full Holdings

The Fund files its complete portfolio holdings (schedule of investments) with the SEC as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to shareholders. The Fund’s Form N-PORT filings and annual and semiannual reports: (i) are available on the SEC’s website at http://www.sec.gov; and (ii) are available without charge, upon request, by calling a Janus Henderson representative at 1-877-335-2687 (toll free) (or 1-800-525-3713 if you hold Class D shares). Portfolio holdings consisting of at least the names of the holdings are generally available on a monthly basis with a 30-day lag under Full Holdings for the Fund at janushenderson.com/info (or janushenderson.com/reports if you hold Class D Shares).

APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD

The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.

In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.

At meetings held on November 3, 2023 and December 14-15, 2023, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2024 through February 1, 2025, subject to earlier termination as provided for in each agreement.

In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.

Nature, Extent and Quality of Services

The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of the Adviser, particularly noting those employees who provide investment and risk management

Janus Investment Fund	35

Janus Henderson Mid Cap Value Fund

Additional Information (unaudited)

services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.

In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.

The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.

Performance of the Funds

The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2023, approximately 44% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2023, approximately 50% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average 2023 performance has been reasonable, noting that: (i) for the 12 months ended September 30, 2023, approximately 43% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; (ii) for the 36 months ended September 30, 2023, approximately 45% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; and (iii) for the 5- and 10-year periods ended September 30, 2023, approximately 63% and 66% of the Janus Henderson Funds were in the top two quartiles of performance, respectively, as reported by Morningstar.

The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

· For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12

36	DECEMBER 31, 2023

Janus Henderson Mid Cap Value Fund

Additional Information (unaudited)

months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

Janus Investment Fund	37

Janus Henderson Mid Cap Value Fund

Additional Information (unaudited)

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

38	DECEMBER 31, 2023

Janus Henderson Mid Cap Value Fund

Additional Information (unaudited)

U.S. Equity Funds

• For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend is improving.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the evaluated performance period ended June 30, 2023. The Trustees noted that the 12- and 36-month end performance periods ended June 30, 2023 were not yet available.

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Janus Henderson Mid Cap Value Fund

Additional Information (unaudited)

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.

Costs of Services Provided

The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 6% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.

For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, changes in portfolio management, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.

The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.

The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that the Adviser noted that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant referenced its past analyses from 2022, which found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to funds subadvised by the Adviser and to the fees the Adviser charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 9 of 11 Janus Henderson Funds had lower management fees than similar funds subadvised by the Adviser. As part of their review of the 2022 independent consultant findings, the Trustees noted that for the two Janus Henderson Funds that did not have lower management fees than similar funds subadvised by the Adviser, management fees for each were under the average of its 15(c) peer group.

The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2022 (except for Janus Henderson U.S. Dividend Income Fund, for which the period end was March 31, 2023) and noted the following with

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Janus Henderson Mid Cap Value Fund

Additional Information (unaudited)

regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Developed World Bond Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

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Janus Henderson Mid Cap Value Fund

Additional Information (unaudited)

• For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

U.S. Equity Funds

• For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were

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Additional Information (unaudited)

reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.

Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized

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Janus Henderson Mid Cap Value Fund

Additional Information (unaudited)

by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that the Adviser reported no changes to its allocation methodology for the 2023 15(c) process; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.

The Trustees concluded that the management fees payable by each Janus Henderson Fund to the Adviser were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.

Economies of Scale

The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2023 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 28% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 41% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the Janus Henderson Fund is small/midsized and higher fees when the Janus Henderson Fund grows in assets.

With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2023 report that (1) 70% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.

The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.

Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.

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Janus Henderson Mid Cap Value Fund

Additional Information (unaudited)

Other Benefits to the Adviser

The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.

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Janus Henderson Mid Cap Value Fund

Useful Information About Your Fund Report (unaudited)

Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in the Fund with one or more widely used market indices. When comparing the performance of the Fund with an index, keep in mind that market indices are not available for investment and do not reflect deduction of expenses.

Average annual total returns are quoted for a Fund with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Cumulative total returns are quoted for a Fund with less than one year of performance history. Cumulative total return is the growth or decline in value of an investment over time, independent of the period of time involved. Cumulative total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Fund’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of the Adviser and reflects the Fund’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Fund’s Schedule of Investments. This schedule reports the types of securities held in the Fund on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Fund invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Fund exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. A company may be allocated to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities, or the country where a majority of the company’s revenues are derived. The Fund’s Schedule of Investments relies upon the industry group and country classifications published by Bloomberg and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Fund’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Fund on the last day of the reporting period.

The Fund’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Fund shares sold to investors but not yet settled. The Fund’s liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Fund’s net assets. Because the Fund must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Fund’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

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Janus Henderson Mid Cap Value Fund

Useful Information About Your Fund Report (unaudited)

Statement of Operations

This statement details the Fund’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Fund holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Fund.

The next section reports the expenses incurred by the Fund, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Fund will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Fund during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Fund holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets

These statements report the increase or decrease in the Fund’s net assets during the reporting period. Changes in the Fund’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Fund’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Fund’s investment operations. The Fund’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Fund to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Fund’s net assets will not be affected.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Fund through purchases or withdrawals via redemptions. The Fund’s net assets will increase and decrease in value as investors purchase and redeem shares from the Fund.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Fund’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the total return for the period. The total return may include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. As a result, the total return may differ from the total return reflected for individual shareholder transactions. Also included are ratios of expenses and net investment income to average net assets.

The Fund’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Fund during the reporting period. Do not confuse this ratio with the Fund’s yield. The net investment income ratio is not a true measure of the Fund’s yield because it does not take into account the dividends distributed to the Fund’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Fund. Portfolio turnover is affected by market conditions, changes in the asset size of the Fund, fluctuating volume of shareholder purchase and redemption orders, the nature of the Fund’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the

Janus Investment Fund	47

Janus Henderson Mid Cap Value Fund

Useful Information About Your Fund Report (unaudited)

portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

48	DECEMBER 31, 2023

Janus Henderson Mid Cap Value Fund

Notes

NotesPage1

Janus Investment Fund	49

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc Mutual funds distributed by Janus Henderson Distributors US LLC
125-24-93032 02-24

SEMIANNUAL REPORT December 31, 2023

Janus Henderson Money Market Fund

Janus Investment Fund

Janus Henderson Money Market Fund

Important Notice - Tailored Shareholder Reports

Effective January 24, 2023, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments that require mutual funds and exchange-traded funds to provide shareholders with streamlined annual and semi-annual shareholder reports that highlight key information. Other information, including financial statements, that currently appears in shareholder reports will be made available online, delivered free of charge to shareholders upon request, and filed with the SEC. The first tailored shareholder report for the Fund will be for the reporting period ending June 30, 2024. Currently, management is evaluating the impact of the rule and form amendments on the content of the Fund’s current shareholder reports.

Janus Henderson Money Market Fund (unaudited)

Performance

Vincent Ahn co-portfolio manager	Garrett Strum co-portfolio manager

Average Annual Total Return		Seven-Day Current Yield
For the periods ended December 31, 2023		Class D Shares
Class D Shares		With Reimbursement	4.90%
Fiscal Year-to-Date	2.45%	Without Reimbursement	4.90%
1 Year	4.63%	Class T Shares
5 Year	1.56%	With Reimbursement	4.88%
10 Year	0.97%	Without Reimbursement	4.88%
Since Inception (February 14, 1995)	2.13%	Prospectus Expense Ratios
Class T Shares		Class D Shares
Fiscal Year-to-Date	2.44%	Total Annual Fund Operating Expenses‡	0.57%
1 Year	4.60%	Class T Shares
5 Year	1.54%	Total Annual Fund Operating Expenses‡	0.59%
10 Year	0.94%
Since Inception (February 14, 1995)	2.12%

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. For the most recent month-end performance call 800.668.0434 (or 800.525.3713 if you hold shares directly with Janus Henderson) or visit janushenderson.com/performance (or janushenderson.com/allfunds if you hold shares directly with Janus Henderson).

For Janus Henderson Money Market Fund: You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares if the Fund’s board believes such fee is in the best interests of the Fund. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

Returns include reinvestment of all dividends and distributions.

The yield more closely reflects the current earnings of the money market fund than the total return.

Class D Shares of the Fund commenced operations on February 16, 2010. Performance shown for periods prior to February 16, 2010, reflects the performance of the Fund’s former Class J Shares, the initial share class (renamed Class T Shares effective February 16, 2010), calculated using the fees and expenses in effect during the periods shown, net of any applicable fee and expense limitations or waivers.

If Class D Shares of the Fund had been available during periods prior to February 16, 2010, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of Class D Shares reflects the fees and expenses of Class D Shares, net of any applicable fee and expense limitations or waivers. Please refer to the Fund’s prospectuses for further details concerning historical performance.

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

See “Useful Information About Your Fund Report.”

‡ As stated in the prospectus. See Financial Highlights for actual expense ratios during the reporting period.

Janus Investment Fund	1

Janus Henderson Money Market Fund (unaudited)

Expense Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in either share class or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. These fees are fully described in the Fund’s prospectuses. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (7/1/23)	Ending Account Value (12/31/23)	Expenses Paid During Period (7/1/23 - 12/31/23)†	Beginning Account Value (7/1/23)	Ending Account Value (12/31/23)	Expenses Paid During Period (7/1/23 - 12/31/23)†	Net Annualized Expense Ratio (7/1/23 - 12/31/23)
Class D Shares	$1,000.00	$1,024.50	$2.85	$1,000.00	$1,022.32	$2.85	0.56%
Class T Shares	$1,000.00	$1,024.40	$2.95	$1,000.00	$1,022.22	$2.95	0.58%
†

Expenses Paid During Period are equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Fund’s prospectuses for more information regarding waivers and/or reimbursements.

2	DECEMBER 31, 2023

Janus Henderson Money Market Fund

Schedule of Investments (unaudited)

December 31, 2023

Principal Amounts		Value
Certificates of Deposit– 2.2%
Mizuho Bank Ltd/New York NY, 5.5700%, 1/26/24((cost $25,000,000)	$25,000,000	$25,000,000
Commercial Paper– 35.1%
ANZ New Zealand Int'l Ltd/London, 5.1655%, 1/10/24 (Section 4(2))	15,000,000	14,982,788
Atlantic Asset Securitization LLC, 5.4800%, 1/8/24 (Section 4(2))	15,000,000	14,986,252
Atlantic Asset Securitization LLC, 5.5500%, 1/18/24 (Section 4(2))	10,000,000	9,975,252
Atlantic Asset Securitization LLC, 5.3800%, 1/23/24 (Section 4(2))	5,300,000	5,283,366
Atlantic Asset Securitization LLC, 5.4100%, 2/6/24 (Section 4(2))	13,000,000	12,931,591
Australia & New Zealand Banking Group Ltd, 5.4200%, 3/5/24 (Section 4(2))	20,000,000	19,810,062
Bank of Montreal, 5.5000%, 2/9/24	20,000,000	19,883,590
Bank of Montreal, 5.4700%, 2/20/24	25,000,000	24,813,454
Gotham Funding Corp, 5.4500%, 3/4/24 (Section 4(2))	20,000,000	19,812,032
Gotham Funding Corp, 5.4200%, 3/14/24 (Section 4(2))	10,000,000	9,891,508
Manhattan Asset Funding Co LLC, 5.4000%, 1/2/24 (Section 4(2))	15,000,000	15,000,000
Manhattan Asset Funding Co LLC, 5.3500%, 1/8/24 (Section 4(2))	20,000,000	19,982,171
Mizuho Bank Ltd/New York NY, 5.4700%, 5/1/24 (Section 4(2))	15,000,000	14,725,963
Nieuw Amsterdam Receivables Corp BV, 5.3800%, 1/17/24 (Section 4(2))	20,000,000	19,955,149
Nieuw Amsterdam Receivables Corp BV, 5.2577%, 1/18/24 (Section 4(2))	20,000,000	19,953,247
Nieuw Amsterdam Receivables Corp BV, 5.4000%, 2/7/24 (Section 4(2))	10,000,000	9,945,971
Royal Bank of Canada, 5.4600%, 4/2/24 (Section 4(2))	15,000,000	14,792,586
Skandinaviska Enskilda Banken AB, 5.4100%, 3/1/24 (Section 4(2))	15,000,000	14,866,857
Societe Generale SA, 5.4200%, 1/31/24 (Section 4(2))	20,000,000	19,912,614
Svenska Handelsbanken AB, 5.6200%, 4/10/24 (Section 4(2))	15,000,000	14,767,167
Svenska Handelsbanken AB, 5.6100%, 5/2/24 (Section 4(2))	10,000,000	9,810,716
Toronto-Dominion Bank/The, 5.4600%, 2/26/24 (Section 4(2))	15,000,000	14,874,670
Toronto-Dominion Bank/The, 5.5100%, 3/1/24 (Section 4(2))	20,000,000	19,818,778
Toronto-Dominion Bank/The, 5.4900%, 3/11/24 (Section 4(2))	15,000,000	14,841,703
Victory Receivables Corp, 5.4600%, 2/28/24 (Section 4(2))	20,000,000	19,826,872
Total Commercial Paper (cost $395,444,359)		395,444,359
U.S. Government Agency Notes– 7.1%
Federal Home Loan Bank Discount Notes:
5.2500%, 1/12/24	10,000,000	9,985,401
5.3300%, 1/17/24	10,000,000	9,977,641
5.2701%, 1/24/24	10,000,000	9,967,628
5.2550%, 1/31/24	10,000,000	9,957,590
5.2177%, 2/9/24	10,000,000	9,943,877
5.2028%, 3/1/24	10,000,000	9,913,191
5.2082%, 3/15/24	10,000,000	9,894,027
5.2400%, 4/1/24	10,000,000	9,868,654
Total U.S. Government Agency Notes (cost $79,508,008)		79,508,009
U.S. Treasury Debt– 2.6%
United States Treasury Bill, 5.2900%, 1/2/24	10,000,000	10,000,000
United States Treasury Bill, 5.2944%, 2/6/24	10,000,000	9,948,236
United States Treasury Bill, 5.2550%, 3/26/24	10,000,000	9,877,068
Total U.S. Treasury Debt (cost $29,825,305)		29,825,304
Variable Rate Demand Notes¶– 15.0%
Alper Drive Apts LLC (LOC: The Northern Trust Company), 5.4900%, 8/1/61	12,600,000	12,600,000
Bellevue 10 Apartments LLC (LOC: The Northern Trust Company),
5.4900%, 4/1/60	3,450,000	3,450,000
Breckenridge Terrace LLC (LOC: Bank of America NA), 5.5600%, 5/2/39	14,980,000	14,980,000
Breckenridge Terrace LLC (LOC: Bank of America NA), 5.5600%, 5/2/39	4,000,000	4,000,000
Cellmark Inc (LOC: Swedbank AB NY), 5.4500%, 6/1/38	10,000,000	10,000,000
CG-USA Simi Valley LP (LOC: FHLB of San Francisco), 5.4600%, 10/1/60	6,900,000	6,900,000
County of Eagle CO (LOC: Bank of America NA), 5.5600%, 6/1/27	9,100,000	9,100,000
County of Eagle CO (LOC: Bank of America NA), 5.5600%, 5/2/39	8,000,000	8,000,000
Dorfman 2020 Family Trust (LOC: FHLB of Dallas), 5.4500%, 8/1/40	5,285,000	5,285,000
Drummond Family Life Insurance LLC (LOC: FHLB of Dallas), 5.4500%, 6/1/72	14,575,000	14,575,000
Encinitas Senior Living LP (LOC: FHLB of San Francisco), 5.4600%, 8/1/59	3,370,000	3,370,000
Griffin-Spalding County Development Authority (LOC: Bank of America NA),
5.4500%, 8/1/28	3,750,000	3,750,000

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	3

Janus Henderson Money Market Fund

Schedule of Investments (unaudited)

December 31, 2023

Principal Amounts		Value
Variable Rate Demand Notes¶– (continued)
Jefferson Centerpointe LLC (LOC: FHLB of San Francisco), 5.4600%, 12/1/60	$22,285,000	$22,285,000
Lodi LV Loca LP (LOC: FHLB of San Francisco), 5.4600%, 8/1/59	13,500,000	13,500,000
Mississippi Business Finance Corp (LOC: FHLB of Dallas), 5.5100%, 12/1/42	8,905,000	8,905,000
Phoenix Realty Special Account-U LP (LOC: The Northern Trust Company),
5.6400%, 4/1/25	1,675,000	1,675,000
Rieber Life Insurance Trust/The (LOC: FHLB of Dallas), 5.4500%, 5/1/42	11,645,000	11,645,000
Susan D Travers Heritage Trust (LOC: FHLB of Topeka), 5.4500%, 7/1/43	8,825,000	8,825,000
Tenderfoot Seasonal Housing LLC (LOC: Bank of America NA), 5.5600%, 7/2/35	5,700,000	5,700,000
Total Variable Rate Demand Notes (cost $168,545,000)		168,545,000
Repurchase Agreementsë– 36.0%
Credit Agricole, New York, Joint repurchase agreement, 5.2900%, dated 12/29/23, maturing 1/2/24 to be repurchased at $20,011,756 collateralized by $23,097,640 in U.S. Treasuries 1.0000%, 7/31/28 with a value of $20,400,003	20,000,000	20,000,000
Goldman Sachs & Co., Joint repurchase agreement, 5.2000%, dated 12/29/23, maturing 1/2/24 to be repurchased at $105,060,667 collateralized by $106,547,505 in U.S. Government Agencies 2.9783% - 6.8377%, 3/20/46 - 11/20/53 with a value of $107,100,000	105,000,000	105,000,000
HSBC Securities (USA), Inc., Joint repurchase agreement, 5.2700%, dated 12/29/23, maturing 1/2/24 to be repurchased at $25,014,639 collateralized by $27,838,950 in U.S. Treasuries 0% - 6.1250%, 2/28/27 - 8/15/44 with a value of $25,500,003	25,000,000	25,000,000
ING Financial Markets LLC, Joint repurchase agreement, 5.3000%, dated 12/29/23, maturing 1/2/24 to be repurchased at $50,029,444 collateralized by $56,091,080 in U.S. Government Agencies 2.0000% - 7.0000%, 6/1/29 - 1/1/57 with a value of $51,030,347	50,000,000	50,000,000
ING Financial Markets LLC, Joint repurchase agreement, 5.3000%, dated 12/29/23, maturing 1/2/24 to be repurchased at $20,011,778 collateralized by $20,789,790 in U.S. Treasuries 0% - 5.0000%, 1/15/24 - 11/15/53 with a value of $20,412,027	20,000,000	20,000,000
Royal Bank of Canada, NY Branch, Joint repurchase agreement, 5.2900%, dated 12/29/23, maturing 1/2/24 to be repurchased at $30,017,633 collateralized by $31,562,025 in U.S. Treasuries 2.1250%, 5/15/25 with a value of $30,617,995	30,000,000	30,000,000
Royal Bank of Canada, NY Branch, Joint repurchase agreement, 5.3000%, dated 12/29/23, maturing 1/2/24 to be repurchased at $155,191,337 collateralized by $98,765,157 in U.S. Government Agencies 3.0000% - 7.5000%, 9/1/26 - 7/20/63 and $59,530,172 in U.S. Treasuries 0% - 4.1250%, 1/11/24 - 8/15/32 with a value of $158,295,178	155,100,000	155,100,000
Total Repurchase Agreements (cost $405,100,000)		405,100,000
Time Deposits– 1.8%
Credit Agricole, 5.3000%, 1/2/24((cost $20,000,000)	20,000,000	20,000,000
Total Investments (total cost $1,123,422,672) – 99.8%		1,123,422,672
Cash, Receivables and Other Assets, net of Liabilities – 0.2%		2,510,939
Net Assets – 100%		$1,125,933,611

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

4	DECEMBER 31, 2023

Janus Henderson Money Market Fund

Schedule of Investments (unaudited)

December 31, 2023

Offsetting of Financial Assets and Derivative Assets

	Gross Amounts
	of Recognized	Offsetting Asset	Collateral
Counterparty	Assets	or Liability(a)	Pledged(b)	Net Amount

Credit Agricole, New York	$20,000,000	$—	$(20,000,000)	$—
Goldman Sachs & Co.	105,000,000	—	(105,000,000)	—
HSBC Securities (USA), Inc.	25,000,000	—	(25,000,000)	—
ING Financial Markets LLC	70,000,000	—	(70,000,000)	—
Royal Bank of Canada, NY Branch	185,100,000	—	(185,100,000)	—

Total	$405,100,000	$—	$(405,100,000)	$—
(a)

Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	5

Janus Henderson Money Market Fund

Notes to Schedule of Investments and Other Information (unaudited)

LLC	Limited Liability Company
LOC	Letter of Credit
LP	Limited Partnership

Money market funds may hold securities with stated maturities of greater than 397 days when those securities have features that allow a fund to “put” back the security to the issuer or to a third party within 397 days of acquisition. The maturity dates shown in the security descriptions are the stated maturity dates.

4(2)

Securities sold under Section 4(2) of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 4(2) securities as of the period ended December 31, 2023 is $350,747,315, which represents 31.2% of net assets.

¶

Variable rate demand notes are not based on a published reference rate and spread; they are determined by the issuer or remarketing agent and current market conditions. The reference rate in the security description is as of December 31, 2023.

ë	The Fund may have elements of risk due to concentration of investments. Such concentrations may subject the Fund to additional risks.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2023. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Certificates of Deposit	$-	$25,000,000	$-
Commercial Paper	-	395,444,359	-
U.S. Government Agency Notes	-	79,508,009	-
U.S. Treasury Debt	-	29,825,304	-
Variable Rate Demand Notes	-	168,545,000	-
Repurchase Agreements	-	405,100,000	-
Time Deposits	-	20,000,000	-
Total Assets	$-	$1,123,422,672	$-

6	DECEMBER 31, 2023

Janus Henderson Money Market Fund

Statement of Assets and Liabilities (unaudited)

December 31, 2023

Assets:
Investments, at value (cost $718,322,672)	$718,322,672
Repurchase agreements, at value (cost $405,100,000)	405,100,000
Cash	232,091
Trustees' deferred compensation	30,716
Receivables:
Fund shares sold	3,471,578
Interest	1,304,435
Total Assets	1,128,461,492
Liabilities:
Payables:	—
Fund shares repurchased	1,870,953
Administration services fees	352,692
Advisory fees	195,816
Dividends	51,922
Trustees' deferred compensation fees	30,716
Professional fees	24,419
Trustees' fees and expenses	1,363
Total Liabilities	2,527,881
Net Assets	$1,125,933,611
Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,125,951,870
Total distributable earnings (loss)	(18,259)
Total Net Assets	$1,125,933,611
Net Assets - Class D Shares	$1,113,440,364
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,113,454,949
Net Asset Value Per Share	$1.00
Net Assets - Class T Shares	$12,493,247
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	12,501,356
Net Asset Value Per Share	$1.00

See Notes to Financial Statements.

Janus Investment Fund	7

Janus Henderson Money Market Fund

Statement of Operations (unaudited)

For the period ended December 31, 2023

Investment Income:
Interest	$30,531,117
Other income	55
Total Investment Income	30,531,172
Expenses:
Advisory fees	1,126,762
Administration services fees:
Class D Shares	2,004,398
Class T Shares	25,094
Professional fees	27,663
Trustees’ fees and expenses	11,374
Total Expenses	3,195,291
Net Investment Income/(Loss)	27,335,881
Net Realized Gain/(Loss) on Investments:
Investments	8
Total Net Realized Gain/(Loss) on Investments	8
Net Increase/(Decrease) in Net Assets Resulting from Operations	$27,335,889

See Notes to Financial Statements.

8	DECEMBER 31, 2023

Janus Henderson Money Market Fund

Statements of Changes in Net Assets

	Period ended December 31, 2023 (unaudited)	Year ended June 30, 2023

Operations:
Net investment income/(loss)	$27,335,881	$38,752,612
Net realized gain/(loss) on investments	8	(110)
Net Increase/(Decrease) in Net Assets Resulting from Operations	27,335,889	38,752,502
Dividends and Distributions to Shareholders:
Class D Shares	(27,016,778)	(38,304,476)
Class T Shares	(319,104)	(471,872)
Net Decrease from Dividends and Distributions to Shareholders	(27,335,882)	(38,776,348)
Capital Share Transactions:
Class D Shares	(18,767,864)	(61,835,136)
Class T Shares	(417,350)	(3,027,737)
Net Increase/(Decrease) from Capital Share Transactions	(19,185,214)	(64,862,873)
Net Increase/(Decrease) in Net Assets	(19,185,207)	(64,886,719)
Net Assets:
Beginning of period	1,145,118,818	1,210,005,537
End of period	$1,125,933,611	$1,145,118,818

See Notes to Financial Statements.

Janus Investment Fund	9

Janus Henderson Money Market Fund

Financial Highlights

Class D Shares
For a share outstanding during the period ended December 31, 2023 (unaudited) and the year ended June 30	2023	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.02	0.03	—(2)	—(2)	0.01	0.02
Net realized and unrealized gain/(loss)(2)	—	—	—	—	—	—
Total from Investment Operations	0.02	0.03	—	—	0.01	0.02
Less Dividends and Distributions:
Dividends (from net investment income)	(0.02)	(0.03)	—(2)	—(2)	(0.01)	(0.02)
Distributions (from capital gains)	—	—(2)	—	—	—	—
Total Dividends and Distributions	(0.02)	(0.03)	—	—	(0.01)	(0.02)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return*	2.45%	3.36%	0.00%	0.00%	1.05%	1.80%
Net Assets, End of Period (in thousands)	$1,113,440	$1,132,208	$1,194,067	$1,149,942	$1,155,176	$910,866
Average Net Assets for the Period (in thousands)	$1,113,785	$1,160,934	$1,134,774	$1,202,890	$1,006,448	$886,310
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.56%	0.57%	0.57%	0.57%	0.62%	0.67%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.56%	0.57%	0.28%	0.13%	0.53%	0.57%
Ratio of Net Investment Income/(Loss)	4.82%	3.30%	0.00%(3)	0.00%(3)	0.98%	1.79%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Less than $0.005 on a per share basis.

(3) Less than 0.005%.

See Notes to Financial Statements.

10	DECEMBER 31, 2023

Janus Henderson Money Market Fund

Financial Highlights

Class T Shares
For a share outstanding during the period ended December 31, 2023 (unaudited) and the year ended June 30	2023	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.02	0.03	—(2)	—(2)	0.01	0.02
Net realized and unrealized gain/(loss)(2)	—	—	—	—	—	—
Total from Investment Operations	0.02	0.03	—	—	0.01	0.02
Less Dividends and Distributions:
Dividends (from net investment income)	(0.02)	(0.03)	—(2)	—(2)	(0.01)	(0.02)
Distributions (from capital gains)	—	—(2)	—	—	—	—
Total Dividends and Distributions	(0.02)	(0.03)	—	—	(0.01)	(0.02)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return*	2.44%	3.34%	0.00%	0.00%	1.03%	1.79%
Net Assets, End of Period (in thousands)	$12,493	$12,911	$15,939	$15,795	$13,158	$12,045
Average Net Assets for the Period (in thousands)	$13,206	$14,523	$16,109	$14,191	$13,238	$11,795
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.58%	0.59%	0.58%	0.59%	0.65%	0.69%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.58%	0.59%	0.28%	0.13%	0.55%	0.59%
Ratio of Net Investment Income/(Loss)	4.81%	3.25%	0.00%(3)	0.00%(3)	1.02%	1.76%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Less than $0.005 on a per share basis.

(3) Less than 0.005%.

See Notes to Financial Statements.

Janus Investment Fund	11

Janus Henderson Money Market Fund

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Janus Henderson Money Market Fund (the “Fund”) is a series fund. The Fund is part of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 38 Funds which include multiple series of shares, with differing investment objectives and policies. The Fund seeks capital preservation and liquidity with current income as a secondary objective. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.

The Fund offers two classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer both classes of shares.

The Fund is classified as a “retail money market fund,” as such term is defined in or interpreted under the rules governing money market funds. A retail money market fund is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the Fund to natural persons, which means that the Fund’s Shares can only be held through individual investors. In order to make an initial investment in the Fund, the Fund requires that a shareholder provide certain information (e.g., Social Security number or government-issued identification) that confirms your eligibility to invest in the Fund. Accounts that are not beneficially owned by natural persons, such as business and limited liability company accounts, charitable or financial organizations, and corporate and S-Corp accounts, are not eligible to invest in the Fund, and will be involuntarily redeemed from the Fund after having been provided sufficient notice.

As a retail money market fund, the Fund may be subject to liquidity fees and/or redemption gates on fund redemptions if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Liquidity fees and redemption gates are most likely to be imposed during times of extraordinary market stress. Pursuant to Rule 2a-7 under the 1940 Act, the Trustees are permitted to impose a liquidity fee on redemptions from the Fund (up to 2%) or a redemption gate to temporarily restrict redemptions from the Fund for up to 10 business days (in any 90-day period) in the event that the Fund’s weekly liquid assets fall below certain designated thresholds.

If the Fund’s weekly liquid assets fall below 30% of the Fund’s total assets, the Trustees are permitted, but not required, to (i) impose a liquidity fee of no more than 2% of the amount redeemed and/or (ii) impose a redemption gate to temporarily suspend the right of redemption. If the Fund’s weekly liquid assets fall below 10% of the Fund’s total assets, the Fund will impose, generally as of the beginning of the next business day, a liquidity fee of 1% of the amount redeemed unless the Trustees determine that such a fee would not be in the best interests of the Fund or determines that a lower or higher fee (subject to the 2% limit) would be in the best interests of the Fund. A liquidity fee or redemption gate may be imposed as early as the same day that the Fund's weekly liquid assets fall below the 30% or 10% thresholds.

Shareholders, including individuals, accounts, as well as the Fund’s portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US GAAP")).

Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.

Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.

The following accounting policies have been followed by the Fund and are in conformity with US GAAP.

12	DECEMBER 31, 2023

Janus Henderson Money Market Fund

Notes to Financial Statements (unaudited)

Liquidity

The Fund has adopted liquidity requirements (measured at the time of purchase) as noted:

The Fund will limit its investments in illiquid securities to 5% or less of its total assets.

Daily liquidity. The Fund will invest at least 10% of its total assets in “daily liquid assets,” which generally include cash (including demand deposits), direct obligations of the U.S. Government, securities (including repurchase agreements) that will mature or are subject to a demand feature that is exercisable and payable within one business day, and/or amounts receivable and due unconditionally within one business day on pending sales of portfolio securities.

Weekly liquidity. The Fund will invest at least 30% of its assets in “weekly liquid assets,” which generally include cash (including demand deposits), direct obligations of the U.S. Government, agency discount notes with remaining maturities of 60 days or less, and securities (including repurchase agreements) that will mature or are subject to a demand feature that is exercisable and payable within five business days.

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Investments held by the Fund are valued utilizing the amortized cost method of valuation permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under the amortized cost method, which does not take into account unrealized capital gains or losses, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE.

Periodic review and monitoring of the valuation of short-term securities is performed in an effort to ensure that amortized cost approximates market value. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

Janus Investment Fund	13

Janus Henderson Money Market Fund

Notes to Financial Statements (unaudited)

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2023 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on the accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

Expenses

The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.

Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

Dividends and Distributions

Dividends, if any, are declared daily and distributed monthly for the Fund. Realized capital gains, if any, are declared and distributed in December. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or the Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

2. Other Investments and Strategies

Market Risk

The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also

14	DECEMBER 31, 2023

Janus Henderson Money Market Fund

Notes to Financial Statements (unaudited)

decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.

• COVID-19 Pandemic. The effects of COVID-19 have contributed to increased volatility in global financial markets and have affected and may continue to affect certain countries, regions, issuers, industries and market sectors more dramatically than others. These conditions and events could have a significant impact on the Fund and its investments, the Fund’s ability to meet redemption requests, and the processes and operations of the Fund’s service providers, including the Adviser.

• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.

Repurchase Agreements

The Fund and other funds advised by the Adviser or its affiliates may transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.

Repurchase agreements held by the Fund are fully collateralized, and such collateral is in the possession of the Fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Sovereign Debt

The Fund may invest in U.S. and non-U.S. government debt securities (“sovereign debt”). Some investments in sovereign debt, such as U.S. sovereign debt, are considered low risk. However, investments in sovereign debt, especially the debt of less developed countries, can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. The Fund may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities, which may adversely affect the Fund’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent the Fund invests in non-U.S. sovereign debt, it may be subject to currency risk.

Janus Investment Fund	15

Janus Henderson Money Market Fund

Notes to Financial Statements (unaudited)

Variable and Floating Rate Notes

The Fund also may purchase variable and floating rate demand notes of corporations and other entities, which are unsecured obligations redeemable upon not more than 30 days’ notice. The Fund may purchase variable and floating rate demand notes of U.S. Government issuers or commercial banks. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days’ notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a seven day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid investment. The rate of interest on securities purchased by the Fund may be tied to short-term Treasury or other government securities or indices on securities that are permissible investments of the Fund, as well as other money market rates of interest. The Fund will not purchase securities whose values are tied to interest rates or indices that are not appropriate for the duration and volatility standards of a money market fund.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.

The Fund may be exposed to counterparty risk through its investments in certain securities, including, but not limited to, repurchase agreements and debt securities. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Offsetting Assets and Liabilities

The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.

The Offsetting Assets and Liabilities table located in the Schedule of Investments presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the Fund's Schedule of Investments.

All repurchase agreements are transacted under legally enforceable master repurchase agreements that give the Fund, in the event of default by the counterparty, the right to liquidate securities held and to offset receivables and payables with the counterparty. For financial reporting purposes, the Fund does not offset financial instruments' payables and receivables and related collateral on the Statement of Assets and Liabilities. Repurchase agreements held by the Fund are fully collateralized, and such collateral is in the possession of the Fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest.

3. Investment Advisory Agreements and Other Transactions with Affiliates

The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The Fund’s contractual investment advisory fee rate (expressed as an annual rate) is 0.20% of its average daily net assets.

The Adviser may voluntarily waive and/or reimburse additional fees to the extent necessary to assist the Fund in attempting to maintain a yield of at least 0.00%. These waivers and reimbursements are voluntary and could change or be terminated at any time at the discretion of the Adviser. There is no guarantee that the Fund will maintain a positive yield. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense Reimbursement” on the Statement of Operations.

16	DECEMBER 31, 2023

Janus Henderson Money Market Fund

Notes to Financial Statements (unaudited)

Class D Shares and Class T Shares of the Fund compensate the Adviser at an annual rate of 0.36% and 0.38%, respectively, of average daily net assets for providing certain administration services including, but not limited to, oversight and coordination of the Fund’s service providers, recordkeeping and registration functions and also to pay for costs such as shareholder servicing and custody. These amounts are disclosed as “Administration services fees” on the Statement of Operations. A portion of the Fund’s administration fee is paid to BNP Paribas Financial Services ("BPFS"). BPFS provides certain administrative services to the Fund, including services related to Fund accounting, calculation of the Fund’s daily NAV, and Fund audit, tax, and reporting obligations, pursuant to a sub-administration agreement with the Adviser on behalf of the Fund. The Adviser does not receive any additional compensation, beyond the administration services fee for serving as administrator.

The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of December 31, 2023 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended December 31, 2023 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $196,900 were paid by the Trust to the Trustees under the Deferred Plan during the period ended December 31, 2023.

4. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

Accumulated capital losses noted below represent net capital loss carryovers, as of June 30, 2023, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.

Capital Loss Carryover Schedule
For the year ended June 30, 2023
No Expiration
Short-Term	Long-Term	Accumulated Capital Losses
$ (110)	$ -	$ (110)

Janus Investment Fund	17

Janus Henderson Money Market Fund

Notes to Financial Statements (unaudited)

5. Capital Share Transactions

	Period ended December 31, 2023		Year ended June 30, 2023
	Shares	Amount	Shares	Amount

Class D Shares:
Shares sold	184,205,675	$184,205,676	390,659,510	$390,661,189
Reinvested dividends and distributions	26,513,203	26,513,203	37,664,610	37,664,610
Shares repurchased	(229,486,743)	(229,486,743)	(490,160,934)	(490,160,935)
Net Increase/(Decrease)	(18,767,865)	$(18,767,864)	(61,836,814)	$(61,835,136)
Class T Shares:
Shares sold	8,224,075	$ 8,224,074	23,339,683	$ 23,339,704
Reinvested dividends and distributions	317,071	317,071	471,765	471,765
Shares repurchased	(8,958,495)	(8,958,495)	(26,839,205)	(26,839,206)
Net Increase/(Decrease)	(417,349)	$ (417,350)	(3,027,757)	$ (3,027,737)

6. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2023 and through the date of issuance of the Fund’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

18	DECEMBER 31, 2023

Janus Henderson Money Market Fund

Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093; (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov. Additionally, information regarding the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is also available, free of charge, through janushenderson.com/proxyvoting and from the SEC’s website at http://www.sec.gov.

Monthly Portfolio Holdings

The Fund files its complete holdings in a monthly report on Form N-MFP within 5 business days after each month end. These reports (i) are available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus Henderson representative at 1-877-335-2687 (toll free) (or 1-800-525-3713 if you hold Class D Shares).

APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD

The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.

In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.

At meetings held on November 3, 2023 and December 14-15, 2023, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2024 through February 1, 2025, subject to earlier termination as provided for in each agreement.

In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.

Nature, Extent and Quality of Services

The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of the Adviser, particularly noting those employees who provide investment and risk management

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services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.

In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.

The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.

Performance of the Funds

The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2023, approximately 44% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2023, approximately 50% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average 2023 performance has been reasonable, noting that: (i) for the 12 months ended September 30, 2023, approximately 43% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; (ii) for the 36 months ended September 30, 2023, approximately 45% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; and (iii) for the 5- and 10-year periods ended September 30, 2023, approximately 63% and 66% of the Janus Henderson Funds were in the top two quartiles of performance, respectively, as reported by Morningstar.

The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

· For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12

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Additional Information (unaudited)

months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

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• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

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U.S. Equity Funds

• For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend is improving.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the evaluated performance period ended June 30, 2023. The Trustees noted that the 12- and 36-month end performance periods ended June 30, 2023 were not yet available.

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Additional Information (unaudited)

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.

Costs of Services Provided

The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 6% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.

For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, changes in portfolio management, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.

The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.

The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that the Adviser noted that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant referenced its past analyses from 2022, which found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to funds subadvised by the Adviser and to the fees the Adviser charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 9 of 11 Janus Henderson Funds had lower management fees than similar funds subadvised by the Adviser. As part of their review of the 2022 independent consultant findings, the Trustees noted that for the two Janus Henderson Funds that did not have lower management fees than similar funds subadvised by the Adviser, management fees for each were under the average of its 15(c) peer group.

The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2022 (except for Janus Henderson U.S. Dividend Income Fund, for which the period end was March 31, 2023) and noted the following with

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Additional Information (unaudited)

regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Developed World Bond Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

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Additional Information (unaudited)

• For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

U.S. Equity Funds

• For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were

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Additional Information (unaudited)

reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.

Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized

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Janus Henderson Money Market Fund

Additional Information (unaudited)

by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that the Adviser reported no changes to its allocation methodology for the 2023 15(c) process; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.

The Trustees concluded that the management fees payable by each Janus Henderson Fund to the Adviser were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.

Economies of Scale

The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2023 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 28% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 41% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the Janus Henderson Fund is small/midsized and higher fees when the Janus Henderson Fund grows in assets.

With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2023 report that (1) 70% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.

The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.

Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.

28	DECEMBER 31, 2023

Janus Henderson Money Market Fund

Additional Information (unaudited)

Other Benefits to the Adviser

The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.

Janus Investment Fund	29

Janus Henderson Money Market Fund

Useful Information About Your Fund Report (unaudited)

Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in the Fund with one or more widely used market indices. When comparing the performance of the Fund with an index, keep in mind that market indices are not available for investment and do not reflect deduction of expenses.

Average annual total returns are quoted for a Fund with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Cumulative total returns are quoted for a Fund with less than one year of performance history. Cumulative total return is the growth or decline in value of an investment over time, independent of the period of time involved. Cumulative total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Fund’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of the Adviser and reflects the Fund’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Fund’s Schedule of Investments. This schedule reports the types of securities held in the Fund on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Fund invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Fund exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. A company may be allocated to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities, or the country where a majority of the company’s revenues are derived. The Fund’s Schedule of Investments relies upon the industry group and country classifications published by Bloomberg and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Fund’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Fund on the last day of the reporting period.

The Fund’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Fund shares sold to investors but not yet settled. The Fund’s liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Fund’s net assets. Because the Fund must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Fund’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

30	DECEMBER 31, 2023

Janus Henderson Money Market Fund

Useful Information About Your Fund Report (unaudited)

Statement of Operations

This statement details the Fund’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Fund holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Fund.

The next section reports the expenses incurred by the Fund, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Fund will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Fund during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Fund holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets

These statements report the increase or decrease in the Fund’s net assets during the reporting period. Changes in the Fund’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Fund’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Fund’s investment operations. The Fund’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Fund to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Fund’s net assets will not be affected.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Fund through purchases or withdrawals via redemptions. The Fund’s net assets will increase and decrease in value as investors purchase and redeem shares from the Fund.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Fund’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the total return for the period. The total return may include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. As a result, the total return may differ from the total return reflected for individual shareholder transactions. Also included are ratios of expenses and net investment income to average net assets.

The Fund’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Fund during the reporting period. Do not confuse this ratio with the Fund’s yield. The net investment income ratio is not a true measure of the Fund’s yield because it does not take into account the dividends distributed to the Fund’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Fund. Portfolio turnover is affected by market conditions, changes in the asset size of the Fund, fluctuating volume of shareholder purchase and redemption orders, the nature of the Fund’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the

Janus Investment Fund	31

Janus Henderson Money Market Fund

Useful Information About Your Fund Report (unaudited)

portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

32	DECEMBER 31, 2023

Janus Henderson Money Market Fund

Notes

NotesPage1

Janus Investment Fund	33

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc Mutual funds distributed by Janus Henderson Distributors US LLC
125-24-93027 02-24

SEMIANNUAL REPORT December 31, 2023

Janus Henderson Multi-Sector Income Fund

Janus Investment Fund

HIGHLIGHTS • Investment strategy behind your fund • Fund performance, characteristics and holdings

Janus Henderson Multi-Sector Income Fund

John Kerschner co-portfolio manager	John Lloyd co-portfolio manager	Seth Meyer co-portfolio manager

Important Notice – Tailored Shareholder Reports

Effective January 24, 2023, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments that require mutual funds and exchange-traded funds to provide shareholders with streamlined annual and semi-annual shareholder reports that highlight key information. Other information, including financial statements, that currently appears in shareholder reports will be made available online, delivered free of charge to shareholders upon request, and filed with the SEC. The first tailored shareholder report for the Fund will be for the reporting period ending June 30, 2024. Currently, management is evaluating the impact of the rule and form amendments on the content of the Fund’s current shareholder reports.

Janus Henderson Multi-Sector Income Fund (unaudited)

Fund At A Glance

December 31, 2023

Fund Profile
30-day SEC Yield*	Without Reimbursement	With Reimbursement
Class A Shares NAV	7.15%	7.15%
Class A Shares MOP	6.80%	6.80%
Class C Shares**	6.37%	6.37%
Class D Shares	7.33%	7.33%
Class I Shares	7.39%	7.39%
Class N Shares	7.48%	7.48%
Class S Shares	6.87%	6.95%
Class T Shares	7.22%	7.22%
Weighted Average Maturity		5.3 Years
Average Effective Duration***		4.2 Years
* Yield will fluctuate.
** Does not include the 1.00% contingent deferred sales charge.
*** A theoretical measure of price volatility.

Ratings† Summary - (% of Total Investments)
AAA	2.0%
AA	28.5%
A	4.9%
BBB	13.1%
BB	12.0%
B	9.1%
CCC	1.7%
CC	0.1%
D	0.1%
Not Rated	44.9%
Other	-16.4%

† Credit ratings provided by Standard & Poor's (S&P), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality. "Other" includes cash equivalents, equity securities, and certain derivative instruments.

Significant Areas of Investment - (% of Net Assets)

Asset Allocation - (% of Net Assets)
Asset-Backed/Commercial Mortgage-Backed Securities	56.6%
Mortgage-Backed Securities	26.9%
Corporate Bonds	24.6%
Investment Companies	5.8%
Bank Loans and Mezzanine Loans	4.4%
Foreign Government Bonds	2.2%
Investments Purchased with Cash Collateral from Securities Lending	0.5%
Preferred Stocks	0.0%
Common Stocks	0.0%
Other	(21.0)%
100.0%

Janus Investment Fund	1

Janus Henderson Multi-Sector Income Fund (unaudited)

Performance

See important disclosures on the next page.

Average Annual Total Return - for the periods ended December 31, 2023					Prospectus Expense Ratios
	Fiscal Year-to-Date	One Year	Five Year	Since Inception*	Total Annual Fund Operating Expenses‡	Net Annual Fund Operating Expenses‡
Class A Shares at NAV	5.31%	10.09%	3.08%	3.39%	0.93%	0.93%
Class A Shares at MOP	0.31%	4.81%	2.08%	2.88%
Class C Shares at NAV	4.90%	9.28%	2.31%	2.63%	1.70%	1.70%
Class C Shares at CDSC	3.90%	8.28%	2.31%	2.63%
Class D Shares	5.40%	10.28%	3.25%	3.55%	0.77%	0.77%
Class I Shares	5.42%	10.33%	3.30%	3.65%	0.72%	0.72%
Class N Shares	5.47%	10.44%	3.39%	3.70%	0.62%	0.62%
Class S Shares	5.07%	9.73%	2.98%	3.30%	1.34%	1.14%
Class T Shares	5.35%	10.17%	3.15%	3.47%	0.86%	0.86%
Bloomberg U.S. Aggregate Bond Index	3.37%	5.53%	1.10%	1.63%
Morningstar Quartile - Class I Shares	-	1st	2nd	1st
Morningstar Ranking - based on total returns for Multisector Bond Funds	-	60/364	115/285	18/212

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.668.0434 (or 800.525.3713 if you hold shares directly with Janus Henderson) or visit janushenderson.com/performance (or janushenderson.com/allfunds if you hold shares directly with Janus Henderson).

Maximum Offering Price (MOP) returns include the maximum sales charge of 4.75%. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

CDSC returns include a 1% contingent deferred sales charge (CDSC) on Shares redeemed within 12 months of purchase. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

2	DECEMBER 31, 2023

Janus Henderson Multi-Sector Income Fund (unaudited)

Performance

Performance may be affected by risks that include those associated with foreign and emerging markets, fixed income securities, high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), Environmental, Social and Governance (ESG) factors, non-diversification, portfolio turnover, derivatives, short sales, initial public offerings (IPOs) and potential conflicts of interest. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.

Returns include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

Ranking is for the share class shown only; other classes may have different performance characteristics. When an expense waiver is in effect, it may have a material effect on the total return, and therefore the ranking for the period.

© 2023 Morningstar, Inc. All Rights Reserved.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged.

See “Useful Information About Your Fund Report.”

*The Fund’s inception date – February 28, 2014

‡ As stated in the prospectus. Net expense ratios reflect the expense waiver, if any, contractually agreed to for at least a one-year period commencing on October 27, 2023. This contractual waiver may be terminated or modified only at the discretion of the Board of Trustees. See Financial Highlights for actual expense ratios during the reporting period.

Janus Investment Fund	3

Janus Henderson Multi-Sector Income Fund (unaudited)

Expense Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges (loads) on purchase payments (applicable to Class A Shares only); and (2) ongoing costs, including management fees; 12b-1 distribution and shareholder servicing fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in any share class or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. These fees are fully described in the Fund’s prospectuses. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (7/1/23)	Ending Account Value (12/31/23)	Expenses Paid During Period (7/1/23 - 12/31/23)†	Beginning Account Value (7/1/23)	Ending Account Value (12/31/23)	Expenses Paid During Period (7/1/23 - 12/31/23)†	Net Annualized Expense Ratio (7/1/23 - 12/31/23)
Class A Shares	$1,000.00	$1,053.10	$4.70	$1,000.00	$1,020.56	$4.62	0.91%
Class C Shares	$1,000.00	$1,049.00	$8.55	$1,000.00	$1,016.79	$8.42	1.66%
Class D Shares	$1,000.00	$1,054.00	$3.82	$1,000.00	$1,021.42	$3.76	0.74%
Class I Shares	$1,000.00	$1,054.20	$3.56	$1,000.00	$1,021.67	$3.51	0.69%
Class N Shares	$1,000.00	$1,054.70	$3.10	$1,000.00	$1,022.12	$3.05	0.60%
Class S Shares	$1,000.00	$1,050.70	$5.88	$1,000.00	$1,019.41	$5.79	1.14%
Class T Shares	$1,000.00	$1,053.50	$4.28	$1,000.00	$1,020.96	$4.22	0.83%
†

Expenses Paid During Period are equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Fund’s prospectuses for more information regarding waivers and/or reimbursements.

4	DECEMBER 31, 2023

Janus Henderson Multi-Sector Income Fund

Schedule of Investments (unaudited)

December 31, 2023

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– 56.6%
A&D Mortgage Trust 2023-NQM4 A3, 8.1000%, 9/25/68 (144A)Ç	$5,731,794	$5,833,888
Aaset 2019-2 Trust, 6.4130%, 10/16/39 (144A)	4,723,808	1,073,739
ACC Auto Trust 2021-A C, 3.7900%, 4/15/27 (144A)	6,000,000	5,931,071
ACC Auto Trust 2021-A D, 6.1000%, 6/15/29 (144A)	3,700,000	3,571,788
ACHV Trust 2023-1PL D, 8.4700%, 3/18/30 (144A)	2,750,000	2,810,871
AGL CLO 1 Ltd 2021-10A D,
CME Term SOFR 3 Month + 3.1616%, 8.5555%, 4/15/34 (144A)‡	8,000,000	7,854,808
Alaska Airlines 2020-1 Class A Pass Through Trust, 4.8000%, 8/15/27 (144A)	6,282,356	6,104,536
AMSR Trust 2023-SFR1 F, 4.0000%, 4/17/40 (144A)	5,000,000	4,073,155
Auxilior Term Funding LLC 2023-1A E, 10.9700%, 12/15/32 (144A)	2,550,000	2,582,899
Avis Budget Rental Car Funding AESOP LLC 2018-2A D, 3.0400%, 3/20/25 (144A)	6,500,000	6,448,673
Avis Budget Rental Car Funding AESOP LLC 2019-2A D, 3.0400%, 9/22/25 (144A)	5,000,000	4,851,967
Avis Budget Rental Car Funding AESOP LLC 2021-1A D, 3.7100%, 8/20/27 (144A)	6,000,000	5,326,408
Benefit Street Partners CLO Ltd 2016-10A CRR,
CME Term SOFR 3 Month + 3.7616%, 9.1774%, 4/20/34 (144A)‡	6,750,000	6,614,737
Blue Ridge Funding LLC 2023-1A D, 15.0000%, 11/15/30 (144A)	1,743,000	1,689,532
BlueMountain CLO XXVI Ltd 2019-25A D2R,
CME Term SOFR 3 Month + 4.4116%, 9.8055%, 7/15/36 (144A)‡	6,250,000	6,218,125
BlueMountain CLO XXVI Ltd 2021-28A A,
CME Term SOFR 3 Month + 1.5216%, 6.9155%, 4/15/34 (144A)‡	5,000,000	5,000,265
BPR Trust 2022-OANA D,
CME Term SOFR 1 Month + 3.6950%, 9.0568%, 4/15/37 (144A)‡	10,000,000	9,586,352
BPR Trust 2023-BRK2 A, 6.8990%, 11/5/28 (144A)‡	13,809,000	14,459,679
Business Jet Securities LLC 2020-1A B, 3.9670%, 11/15/35 (144A)	2,394,980	2,281,469
Business Jet Securities LLC 2021-1A B, 2.9180%, 4/15/36 (144A)	1,577,082	1,441,184
Business Jet Securities LLC 2021-1A C, 5.0670%, 4/15/36 (144A)	1,227,374	1,157,691
Business Jet Securities LLC 2022-1A C, 6.4130%, 6/15/37 (144A)	3,274,173	2,991,055
BX Commercial Mortgage Trust 2019-MMP D,
CME Term SOFR 1 Month + 1.6440%, 7.0060%, 8/15/36 (144A)‡	3,482,573	3,324,317
BX Commercial Mortgage Trust 2019-MMP F,
CME Term SOFR 1 Month + 2.8361%, 8.1981%, 8/15/36 (144A)‡	13,930,290	13,060,310
BX Commercial Mortgage Trust 2019-XL,
CME Term SOFR 1 Month + 2.7645%, 8.1263%, 10/15/36 (144A)‡	24,288,750	23,540,661
BX Commercial Mortgage Trust 2021-ARIA E,
CME Term SOFR 1 Month + 2.3590%, 7.7210%, 10/15/36 (144A)‡	10,000,000	9,454,840
BX Commercial Mortgage Trust 2021-ARIA F,
CME Term SOFR 1 Month + 2.7080%, 8.0700%, 10/15/36 (144A)‡	10,000,000	9,456,329
BX Commercial Mortgage Trust 2021-BXMF G,
CME Term SOFR 1 Month + 3.4640%, 8.8260%, 10/15/26 (144A)‡	13,320,574	12,502,711
BX Commercial Mortgage Trust 2021-SOAR G,
CME Term SOFR 1 Month + 2.9145%, 8.2765%, 6/15/38 (144A)‡	6,591,675	6,276,447
BX Commercial Mortgage Trust 2021-SOAR J,
CME Term SOFR 1 Month + 3.8645%, 9.2265%, 6/15/38 (144A)‡	8,633,237	8,116,916
BX Commercial Mortgage Trust 2021-VINO G,
CME Term SOFR 1 Month + 4.0668%, 9.4288%, 5/15/38 (144A)‡	9,069,941	8,637,217
BX Commercial Mortgage Trust 2021-VOLT F,
CME Term SOFR 1 Month + 2.5145%, 7.8763%, 9/15/36 (144A)‡	8,440,000	7,947,152
BX Commercial Mortgage Trust 2021-VOLT G,
CME Term SOFR 1 Month + 2.9645%, 8.3263%, 9/15/36 (144A)‡	6,000,000	5,576,141
BX Commercial Mortgage Trust 2022-FOX2 A2,
CME Term SOFR 1 Month + 0.7492%, 6.1110%, 4/15/39 (144A)‡	8,316,890	8,079,907
BXHPP Trust 2021-FILM B,
CME Term SOFR 1 Month + 1.0145%, 6.3765%, 8/15/36 (144A)‡	12,698,000	11,648,402
Carlyle Global Markets Strategies 2022-2A C,
CME Term SOFR 3 Month + 3.5500%, 8.9658%, 4/20/35 (144A)‡	5,000,000	4,966,280
CarMax Auto Owner Trust 2022-3 D, 6.2000%, 1/16/29	6,250,000	6,235,662
Carvana Auto Receivables Trust 2019-2A XS, 0%, 4/15/26 (144A)‡,¤	47,399,440	294,217
Carvana Auto Receivables Trust 2019-4A XS, 0%, 10/15/26 (144A)‡,¤	37,078,318	274,676
Carvana Auto Receivables Trust 2021-N3 E, 3.1600%, 6/12/28 (144A)	12,890,000	11,414,053
Carvana Auto Receivables Trust 2023-P4 N, 8.0500%, 10/10/30 (144A)	1,059,288	1,058,886

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	5

Janus Henderson Multi-Sector Income Fund

Schedule of Investments (unaudited)

December 31, 2023

Shares or Principal Amounts			Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Carvana Auto Receivables Trust 2023-P5 N, 8.0200%, 12/10/30 (144A)	$1,579,000		$1,578,547
Castlelake Aircraft Securitization Trust 2018-1, 6.6250%, 6/15/43 (144A)	3,830,196		1,168,478
Cathedral Lake LTD 2018-5A C,
CME Term SOFR 3 Month + 2.7116%, 8.1235%, 10/21/30 (144A)‡	2,000,000		1,963,910
CBAM CLO Management 2021-14A A,
CME Term SOFR 3 Month + 1.3616%, 6.7774%, 4/20/34 (144A)‡	15,000,000		14,958,780
CENT Trust 2023-CITY A,
CME Term SOFR 1 Month + 2.6200%, 7.9818%, 9/15/38 (144A)‡	6,529,000		6,562,755
CF Hippolyta Issuer LLC 2022-1A A1, 5.9700%, 8/15/62 (144A)	23,189,260		23,074,900
CF Hippolyta Issuer LLC 2022-1A A2, 6.1100%, 8/15/62 (144A)	21,702,067		21,237,873
CFIP CLO Ltd 2017-1A CR,
CME Term SOFR 3 Month + 2.8616%, 8.1715%, 10/18/34 (144A)‡	7,700,000		7,508,216
Chase Auto Credit Linked Note 2021-3 E, 2.1020%, 2/26/29 (144A)	583,450		566,794
Chase Auto Credit Linked Notes 2021-1 E, 2.3650%, 9/25/28 (144A)	423,462		417,513
Chase Auto Credit Linked Notes 2021-1 F, 4.2800%, 9/25/28 (144A)	3,337,000		3,270,125
Chase Mortgage Finance Corp 2021-CL1 M4,
US 30 Day Average SOFR + 2.6500%, 7.9874%, 2/25/50 (144A)‡	2,331,511		2,125,196
Chase Mortgage Finance Corp 2021-CL1 M5,
US 30 Day Average SOFR + 3.2500%, 8.5874%, 2/25/50 (144A)‡	932,720		827,489
CIM Trust 2021-NR1 A1, 2.5690%, 7/25/55 (144A)Ç	3,313,795		3,244,904
Citigroup Commercial Mortgage Trust 2018-C5, 0.6659%, 6/10/51‡,¤	32,438,644		829,951
Citigroup Commercial Mortgage Trust 2021-PRM2 E,
CME Term SOFR 1 Month + 2.5145%, 7.8765%, 10/15/38 (144A)‡	2,000,000		1,920,791
Citigroup Commercial Mortgage Trust 2021-PRM2 F,
CME Term SOFR 1 Month + 3.8645%, 9.2265%, 10/15/38 (144A)‡	6,000,000		5,849,524
Citigroup Commercial Mortgage Trust 2021-PRM2 G,
CME Term SOFR 1 Month + 4.6145%, 9.9765%, 10/15/38 (144A)‡	6,000,000		5,734,639
Citigroup Commercial Mortgage Trust 2021-PRM2 J,
CME Term SOFR 1 Month + 5.5145%, 10.8765%, 10/15/36 (144A)‡	6,000,000		5,737,837
Coinstar Funding LLC 2017-1A A2, 5.2160%, 4/25/47 (144A)	12,608,475		10,941,771
Cold Storage Trust 2020-ICE5 F,
CME Term SOFR 1 Month + 3.6070%, 8.9644%, 11/15/37 (144A)‡	12,828,026		12,566,149
Cologix Data Centers Issuer LLC 2022-1CAN A2, 4.9400%, 1/25/52 (144A)	5,000,000	CAD	3,516,265
COLT Funding LLC 2021-3R B1, 3.5630%, 12/25/64 (144A)‡	2,547,000		1,758,520
Commercial Mortgage Pass-through Certificate 2022-LPF2 E,
CME Term SOFR 1 Month + 5.9400%, 11.3018%, 10/15/39 (144A)‡	2,843,000		2,731,469
Commercial Mortgage Pass-through Certificates 2022-LPF2 D,
CME Term SOFR 1 Month + 4.1920%, 9.5538%, 10/15/39 (144A)‡	5,000,000		4,899,639
Connecticut Avenue Securities Trust 2017-C05 1M2C,
US 30 Day Average SOFR + 2.3145%, 7.6519%, 1/25/30‡	11,211,032		11,361,722
Connecticut Avenue Securities Trust 2018-R07 1B1,
US 30 Day Average SOFR + 4.4645%, 9.8019%, 4/25/31 (144A)‡	4,000,000		4,265,930
Connecticut Avenue Securities Trust 2019-R02,
US 30 Day Average SOFR + 4.2645%, 9.6019%, 8/25/31 (144A)‡	24,865,213		26,091,971
Connecticut Avenue Securities Trust 2019-R03 1B1,
US 30 Day Average SOFR + 4.2145%, 9.5519%, 9/25/31 (144A)‡	15,133,006		15,902,210
Connecticut Avenue Securities Trust 2019-R04 2B1,
US 30 Day Average SOFR + 5.3645%, 10.7019%, 6/25/39 (144A)‡	4,585,598		4,838,058
Connecticut Avenue Securities Trust 2019-R05,
US 30 Day Average SOFR + 4.2145%, 9.5519%, 7/25/39 (144A)‡	7,317,621		7,539,498
Connecticut Avenue Securities Trust 2021-R01 1B1,
US 30 Day Average SOFR + 3.1000%, 8.4374%, 10/25/41 (144A)‡	19,588,000		19,751,271
Connecticut Avenue Securities Trust 2021-R01 1M1,
US 30 Day Average SOFR + 0.7500%, 6.0874%, 10/25/41 (144A)‡	200,666		200,089
Connecticut Avenue Securities Trust 2021-R02 2B1,
US 30 Day Average SOFR + 3.3000%, 8.6374%, 11/25/41 (144A)‡	7,600,000		7,631,335
Connecticut Avenue Securities Trust 2021-R02 2M2,
US 30 Day Average SOFR + 2.0000%, 7.3374%, 11/25/41 (144A)‡	16,305,770		16,150,380
Connecticut Avenue Securities Trust 2021-R03 1B1,
US 30 Day Average SOFR + 2.7500%, 8.0781%, 12/25/41 (144A)‡	3,442,000		3,457,449

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

6	DECEMBER 31, 2023

Janus Henderson Multi-Sector Income Fund

Schedule of Investments (unaudited)

December 31, 2023

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Connecticut Avenue Securities Trust 2022-R01 1B1,
US 30 Day Average SOFR + 3.1500%, 8.4874%, 12/25/41 (144A)‡	$13,477,000	$13,616,722
Connecticut Avenue Securities Trust 2022-R02 2B1,
US 30 Day Average SOFR + 4.5000%, 9.8374%, 1/25/42 (144A)‡	17,053,000	17,557,034
Connecticut Avenue Securities Trust 2023-R06 1M2,
US 30 Day Average SOFR + 2.7000%, 8.0374%, 7/25/43 (144A)‡	8,123,000	8,222,909
CPF IV LLC / CP EF Asset Securitization LLC 2023-1A B,
7.7700%, 3/15/32 (144A)	6,524,000	6,693,784
CPF IV LLC / CP EF Asset Securitization LLC 2023-1A C,
7.5600%, 3/15/32 (144A)	5,750,000	5,395,779
Credit Suisse Commercial Mortgage Trust 2019-ICE4 F,
CME Term SOFR 1 Month + 2.6970%, 8.0590%, 5/15/36 (144A)‡	14,164,760	14,040,688
Credit Suisse Commercial Mortgage Trust 2021-WEHO A,
CME Term SOFR 1 Month + 4.0838%, 9.4458%, 4/15/26 (144A)‡	13,193,967	12,973,741
CSAIL 2021-C20 XA, 0.9938%, 3/15/54‡,¤	58,486,060	2,921,753
DBCCRE Mortgage Trust 2014-ARCP D, 4.9345%, 1/10/34 (144A)‡	1,713,000	1,697,638
DBCCRE Mortgage Trust 2014-ARCP E, 4.9345%, 1/10/34 (144A)‡	6,147,000	6,070,159
DBCCRE Mortgage Trust 2014-ARCP F, 4.9345%, 1/10/34 (144A)‡	12,042,000	11,856,200
DBGS Mortgage Trust 2018-BIOD F,
CME Term SOFR 1 Month + 2.2960%, 7.6580%, 5/15/35 (144A)‡	1,414,505	1,371,134
DC Commercial Mortgage Trust 2023-DC D, 7.1405%, 9/12/40 (144A)‡	10,000,000	9,851,506
Diamond Infrastructure Funding LLC 2021-1A B, 2.3550%, 4/15/49 (144A)	4,000,000	3,499,703
Diamond Infrastructure Funding LLC 2021-1A C, 3.4750%, 4/15/49 (144A)	3,420,000	2,957,513
Diamond Issuer LLC 2021-1A C, 3.7870%, 11/20/51 (144A)	5,000,000	4,173,269
Diamond Resorts Owner Trust 2021-1A D, 3.8300%, 11/21/33 (144A)	414,330	384,600
DROP Mortgage Trust 2021-FILE A,
CME Term SOFR 1 Month + 1.2645%, 6.6265%, 10/15/43 (144A)‡	2,650,000	2,451,334
DROP Mortgage Trust 2021-FILE D,
CME Term SOFR 1 Month + 2.8645%, 8.2265%, 10/15/43 (144A)‡	15,000,000	11,210,568
Dryden Senior Loan Fund 2020-83A D,
CME Term SOFR 3 Month + 3.7616%, 9.0715%, 1/18/32 (144A)‡	6,000,000	5,939,550
Dryden Senior Loan Fund 2023-105A D,
CME Term SOFR 3 Month + 5.2000%, 10.5950%, 4/18/36 (144A)‡	6,000,000	6,043,590
ECAF I Ltd, 5.8020%, 6/15/40 (144A)	3,163,638	806,728
Elmwood CLO VIII Ltd 2021-1A A,
CME Term SOFR 3 Month + 1.5016%, 6.9174%, 1/20/34 (144A)‡	5,000,000	4,999,930
Elmwood CLO VIII Ltd 2021-1A D,
CME Term SOFR 3 Month + 3.2616%, 8.6774%, 1/20/34 (144A)‡	3,000,000	2,993,580
Exeter Automobile Receivables Trust 2020-2A E, 7.1900%, 9/15/27 (144A)	6,794,000	6,800,947
Exeter Automobile Receivables Trust 2023-1A E, 12.0700%, 9/16/30 (144A)	3,000,000	3,269,338
Extended Stay America Trust 2021-ESH E,
CME Term SOFR 1 Month + 2.9645%, 8.3265%, 7/15/38 (144A)‡	4,937,898	4,837,425
Extended Stay America Trust 2021-ESH F,
CME Term SOFR 1 Month + 3.8145%, 9.1765%, 7/15/38 (144A)‡	9,203,718	8,941,983
ExteNet Issuer LLC, 5.2190%, 7/25/49 (144A)	4,000,000	3,891,804
Fannie Mae REMICS, US 30 Day Average SOFR + 53.7407%, 0%, 10/25/40‡	588,203	883,875
Fannie Mae REMICS, 3.0000%, 5/25/48	13,529	12,232
Fannie Mae REMICS, US 30 Day Average SOFR + 5.9355%, 0.5981%, 8/25/48‡,¤	6,325,650	695,197
Flagship Credit Auto Trust 2022-4 E, 12.6600%, 1/15/30 (144A)	5,000,000	5,343,575
Flagship Credit Auto Trust 2023-1 E, 11.4400%, 4/15/30 (144A)	8,000,000	8,355,776
Flagship Credit Auto Trust 2023-3 E, 9.7400%, 6/17/30 (144A)	3,250,000	3,309,045
Flagstar Mortgage Trust 2021-13IN A17, 3.0000%, 12/30/51 (144A)‡	15,019,536	12,437,905
Flagstar Mortgage Trust 2021-13IN A2, 3.0000%, 12/30/51 (144A)‡	38,692,736	32,934,567
Foundation Finance Trust 2023-2A D, 9.1000%, 6/15/49 (144A)	3,000,000	3,090,444
Freddie Mac Multifamily Structured Credit Risk 2021-MN3 M2,
US 30 Day Average SOFR + 4.0000%, 9.3374%, 11/25/51 (144A)‡	10,000,000	9,261,676
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-DNA3 B1,
US 30 Day Average SOFR + 5.2145%, 10.5519%, 6/25/50 (144A)‡	4,821,001	5,271,143
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-HQA4 B1,
US 30 Day Average SOFR + 5.3645%, 10.7019%, 9/25/50 (144A)‡	7,856,182	8,543,399

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	7

Janus Henderson Multi-Sector Income Fund

Schedule of Investments (unaudited)

December 31, 2023

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-HQA5 B1,
US 30 Day Average SOFR + 4.0000%, 9.3374%, 11/25/50 (144A)‡	$5,551,430	$6,012,800
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA1 B1,
US 30 Day Average SOFR + 2.6500%, 7.9874%, 1/25/51 (144A)‡	7,550,000	7,501,295
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA2 B2,
US 30 Day Average SOFR + 6.0000%, 11.3374%, 8/25/33 (144A)‡	12,308,000	13,356,967
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA2 M2,
US 30 Day Average SOFR + 2.3000%, 7.6374%, 8/25/33 (144A)‡	1,306,297	1,314,862
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA3 B2,
US 30 Day Average SOFR + 6.2500%, 11.5874%, 10/25/33 (144A)‡	20,836,000	22,427,781
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA5 B1,
US 30 Day Average SOFR + 3.0500%, 8.3874%, 1/25/34 (144A)‡	6,624,000	6,665,204
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA6 M2,
US 30 Day Average SOFR + 1.5000%, 6.8374%, 10/25/41 (144A)‡	1,000,000	991,589
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA7 B1,
US 30 Day Average SOFR + 3.6500%, 8.9874%, 11/25/41 (144A)‡	4,632,546	4,675,099
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA1 M2,
US 30 Day Average SOFR + 2.2500%, 7.5874%, 8/25/33 (144A)‡	14,258,027	14,217,470
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA3 M2,
US 30 Day Average SOFR + 2.1000%, 7.4374%, 9/25/41 (144A)‡	20,515,000	20,155,229
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA3 M2,
US 30 Day Average SOFR + 3.3500%, 8.6874%, 11/25/43 (144A)‡	13,490,866	13,732,655
Freddiemac Strip 375 C1, 2.5000%, 1/25/51¤	191,858,637	28,198,769
Freddiemac Strip 377 C4, 2.0000%, 1/25/51¤	57,917,046	7,218,889
FREMF Mortgage Trust 2018-KF45,
US 30 Day Average SOFR + 2.0645%, 7.3952%, 3/25/25 (144A)‡	297,760	287,548
FREMF Mortgage Trust 2018-KL2P BPZ,
US 30 Day Average SOFR + 2.6145%, 7.9452%, 1/25/28 (144A)‡	5,597,272	5,553,396
FREMF Mortgage Trust 2018-KSW4 C,
US 30 Day Average SOFR + 5.1145%, 10.4452%, 10/25/28‡	18,042,207	15,691,080
FREMF Mortgage Trust 2019-KF70 C,
US 30 Day Average SOFR + 6.1145%, 11.4452%, 9/25/29 (144A)‡	16,224,917	15,851,770
FREMF Mortgage Trust 2019-KF72,
US 30 Day Average SOFR + 2.2145%, 7.5452%, 11/25/26 (144A)‡	2,679,587	2,596,948
FREMF Mortgage Trust 2021-KF98 CS,
US 30 Day Average SOFR + 8.5000%, 13.8307%, 12/25/30 (144A)‡	4,256,700	4,214,092
Gam Resecuritization Trust 2021-FRR2 BK74, 0%, 9/27/51 (144A)◊	11,000,000	7,832,330
Gam Resecuritization Trust 2021-FRR2 CK74, 0%, 9/27/51 (144A)◊	18,068,494	12,311,075
GCAT 2022-INV1 A26, 3.0000%, 12/25/51 (144A)‡	16,254,396	13,460,566
Government National Mortgage Association,
CME Term SOFR 1 Month + 5.4355%, 0.0776%, 1/20/44‡,¤	328,031	28,077
Government National Mortgage Association,
CME Term SOFR 1 Month + 6.0355%, 0.6773%, 10/16/55‡,¤	476,775	40,729
Government National Mortgage Association, 0.2547%, 1/16/60‡,¤	10,267,784	257,812
Gracie Point International Funding 2023-1A B,
US 90 Day Average SOFR + 2.6000%, 7.8325%, 9/1/26 (144A)‡	3,000,000	2,999,724
Gracie Point International Funding 2023-1A C,
US 90 Day Average SOFR + 3.1000%, 8.3235%, 9/1/26 (144A)‡	3,000,000	2,999,688
Gracie Point International Funding 2023-2A B,
US 90 Day Average SOFR + 4.0000%, 9.3201%, 3/1/27 (144A)‡	7,438,000	7,437,055
Gracie Point International Funding 2023-2A C,
US 90 Day Average SOFR + 5.4000%, 10.7201%, 3/1/27 (144A)‡	5,000,000	4,999,162
Great Wolf Trust,
CME Term SOFR 1 Month + 2.8465%, 8.4085%, 12/15/36 (144A)‡	15,500,000	15,313,282
GS Mortgage Securities Trust 2017-SLP G, 4.5913%, 10/10/32 (144A)‡	8,331,000	7,598,748
Hertz Vehicle Financing LLC 2021-1A D, 3.9800%, 12/26/25 (144A)	15,000,000	14,375,098
HGI CRE CLO Ltd 2021-FL1 D,
CME Term SOFR 1 Month + 2.4645%, 7.8227%, 6/16/36 (144A)‡	5,000,000	4,662,690
Hilton Grand Vacations Trust 2022-1D D, 6.7900%, 6/20/34 (144A)	1,680,028	1,634,527
Home Partners of America Trust 2021-2 F, 3.7990%, 12/17/26 (144A)	19,244,784	16,760,694

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

8	DECEMBER 31, 2023

Janus Henderson Multi-Sector Income Fund

Schedule of Investments (unaudited)

December 31, 2023

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Home Partners of America Trust 2021-3 F, 4.2420%, 1/17/41 (144A)	$4,593,103	$3,702,735
Hotwire Funding LLC 2021-1 C, 4.4590%, 11/20/51 (144A)	3,000,000	2,579,167
Hudson Bay Simon JV Trust 2015-HB7 A7, 3.9141%, 8/5/34 (144A)	7,027,733	6,311,499
Hudsons Bay Simon JV Trust 2015-HB7 B7, 4.6662%, 8/5/34 (144A)	3,000,000	2,583,965
JP Morgan Chase Commercial Mortgage Sec Trust 2020-ACE A,
3.2865%, 1/10/37 (144A)	13,800,000	13,242,642
JP Morgan Chase Commercial Mortgage Sec Trust 2020-ACE C,
3.6942%, 1/10/37 (144A)‡	1,000,000	933,170
JP Morgan Chase Commercial Mortgage Sec Trust 2022-NLP D,
CME Term SOFR 1 Month + 2.1664%, 7.5282%, 4/15/37 (144A)‡	13,960,798	11,481,747
Kayne CLO 10 Ltd 2021-10A A,
CME Term SOFR 3 Month + 1.4316%, 6.8435%, 4/23/34 (144A)‡	22,500,000	22,499,617
KNDL Mortgage Trust 2019-KNSQ E,
CME Term SOFR 1 Month + 1.9960%, 7.3580%, 5/15/36 (144A)‡	7,208,000	7,107,643
KNDL Mortgage Trust 2019-KNSQ F,
CME Term SOFR 1 Month + 2.1960%, 7.5580%, 5/15/36 (144A)‡	1,250,000	1,217,613
LCM LP XIV, CME Term SOFR 3 Month + 1.3016%, 6.7174%, 7/20/31 (144A)‡	4,060,783	4,056,832
Lendbuzz Securitization Trust 2021-1A A, 4.2200%, 5/17/27 (144A)‡	2,142,823	2,089,084
Lendbuzz Securitization Trust 2021-1A A, 5.9900%, 12/15/28 (144A)‡	5,594,000	5,475,352
Lendbuzz Securitization Trust 2023-2A B, 8.6900%, 6/15/29 (144A)	9,826,000	10,228,255
LFS LLC 2022-A B, 8.0000%, 5/15/34 (144A)	4,000,000	3,813,992
Life Financial Services Trust 2021-BMR E,
CME Term SOFR 1 Month + 1.8645%, 7.2265%, 3/15/38 (144A)‡	17,693,463	16,898,930
Life Financial Services Trust 2022-BMR2 D,
CME Term SOFR 1 Month + 2.5419%, 7.9037%, 5/15/39 (144A)‡	10,000,000	9,469,238
LoanMe Trust SBL 2019-1, 10.0000%, 8/15/30 (144A)Ç	4,740,235	3,952,438
Luxury Lease Partners Auto Trust 2021-ARC2 A, 3.0000%, 7/15/27 (144A)	149,478	148,938
Madison Park Funding Ltd 2016-22A DR,
CME Term SOFR 3 Month + 3.7616%, 9.1555%, 1/15/33 (144A)‡	8,500,000	8,499,320
Madison Park Funding Ltd 2018-32A A1R,
CME Term SOFR 3 Month + 1.2616%, 6.6735%, 1/22/31 (144A)‡	10,000,000	9,999,460
Madison Park Funding Ltd 2018-32A DR,
CME Term SOFR 3 Month + 3.4616%, 8.8735%, 1/22/31 (144A)‡	7,000,000	6,950,398
Marlette Funding Trust 2023-3A D, 8.0400%, 9/15/33 (144A)	9,571,000	9,796,033
MED Trust 2021-MDLN F,
CME Term SOFR 1 Month + 4.1145%, 9.4765%, 11/15/38 (144A)‡	7,696,065	7,415,251
MED Trust 2021-MDLN G,
CME Term SOFR 1 Month + 5.3645%, 10.7265%, 11/15/38 (144A)‡	14,928,355	14,227,459
Mello Mortgage Capital Acceptance Trust 2021-INV4 A3,
2.5000%, 12/25/51 (144A)‡	3,381,483	2,767,142
Mercury Financial Credit Card Master Trust 2023-1A A,
8.0400%, 9/20/27 (144A)	8,000,000	8,005,803
MHC Commercial Mortgage Trust 2021-MHC G,
CME Term SOFR 1 Month + 3.3154%, 8.6774%, 4/15/38 (144A)‡	9,796,854	9,423,126
Mission Lane Credit Card Master Trust 2023-A B, 8.1500%, 7/17/28 (144A)	3,000,000	3,034,547
Mission Lane Credit Card Master Trust 2023-A C, 10.0300%, 7/17/28 (144A)	3,250,000	3,292,665
Mission Lane Credit Card Master Trust 2023-B C, 9.6700%, 11/15/28 (144A)	4,750,000	4,857,633
Mission Lane Credit Card Master Trust 2023-B D, 11.9700%, 11/15/28 (144A)	6,976,000	7,103,828
MKT Mortgage Trust 2020-525M F, 2.9406%, 2/12/40 (144A)‡	11,900,000	3,535,901
Morgan Stanley Capital I Trust 2019-MEAD D, 3.1771%, 11/10/36 (144A)‡	2,825,000	2,377,395
Multifamily Connecticut Avenue Securities Trust 2019-01,
US 30 Day Average SOFR + 3.3645%, 8.7019%, 10/25/49 (144A)‡	26,855,307	25,884,574
Multifamily Connecticut Avenue Securities Trust 2020-01,
US 30 Day Average SOFR + 3.8645%, 9.2019%, 3/25/50 (144A)‡	15,402,654	14,844,750
Multifamily Connecticut Avenue Securities Trust 2020-01 CE,
US 30 Day Average SOFR + 7.6145%, 12.9519%, 3/25/50 (144A)‡	2,000,000	1,870,558
MVW Owner Trust 2021-1WA D, 3.1700%, 1/22/41 (144A)	1,482,720	1,352,357
Nassau Ltd 2019-IA BR,
CME Term SOFR 3 Month + 2.8616%, 8.2555%, 4/15/31 (144A)‡	8,500,000	8,274,291
NBC Funding LLC 2021-1 B, 4.9700%, 7/30/51 (144A)	3,000,000	2,579,769

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	9

Janus Henderson Multi-Sector Income Fund

Schedule of Investments (unaudited)

December 31, 2023

Shares or Principal Amounts			Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
NCMF Trust 2022-MFP F,
CME Term SOFR 1 Month + 4.4310%, 9.7928%, 3/15/39 (144A)‡	$5,000,000		$4,771,737
Neuberger Berman CLO Ltd 2023-53A D,
CME Term SOFR 3 Month + 4.5000%, 0%, 10/24/32 (144A)‡	5,500,000		5,511,198
New Residential Mortgage Loan Trust 2022-SFR1 F, 4.4430%, 2/17/39 (144A)	10,500,000		9,236,174
NW Re-Remic Trust 2021-FRR1 BK88, 2.6574%, 12/18/51 (144A)‡	20,000,000		15,821,976
Oak Hill Credit Partners 2012-7A AR3,
CME Term SOFR 3 Month + 1.3316%, 6.6987%, 2/20/34 (144A)‡	5,000,000		4,983,735
Oak Street Investment Grade Net Lease Fund 2020-1A B1,
5.1100%, 11/20/50 (144A)	4,499,000		4,096,662
Oak Street Investment Grade Net Lease Fund 2021-1A B1,
4.2300%, 1/20/51 (144A)	6,250,000		5,334,665
Oasis Securitization 2021-2A A, 2.1430%, 10/15/33 (144A)	1,306,886		1,295,241
Oasis Securitization 2021-2A B, 5.1470%, 10/15/33 (144A)	1,308,085		1,292,922
Oasis Securitization 2022-2A B, 8.8500%, 10/15/34 (144A)	4,457,363		4,430,619
Oasis Securitization 2023-1A B, 10.2500%, 2/15/35 (144A)	4,276,918		4,276,918
OCP CLO Ltd, CME Term SOFR 3 Month + 3.2616%, 8.6601%, 4/24/29 (144A)‡	6,000,000		6,000,204
Octagon 61 Ltd 2023-2A D,
CME Term SOFR 3 Month + 5.5000%, 10.9158%, 4/20/36 (144A)‡	7,100,000		7,125,184
Octagon Investment Partners 42 Ltd 2019-3A AR,
CME Term SOFR 3 Month + 1.4016%, 6.7955%, 7/15/34 (144A)‡	10,000,000		9,992,960
Octagon Investment Partners 58 Ltd 2022-1A D,
CME Term SOFR 3 Month + 3.5500%, 8.9439%, 7/15/37 (144A)‡	7,750,000		7,720,558
Ondeck Asset Securitization Trust LLC 2021-1A C, 2.9700%, 5/17/27 (144A)	3,000,000		2,879,285
Ondeck Asset Securitization Trust LLC 2023-1A B, 8.2500%, 8/19/30 (144A)	6,250,000		6,342,818
Onslow Bay Financial LLC 2021-INV3 A3, 2.5000%, 10/25/51 (144A)‡	5,042,592		4,127,042
OPEN Trust 2023-AIR D,
CME Term SOFR 1 Month + 6.6838%, 12.0456%, 10/15/28 (144A)‡	14,812,836		14,737,393
Pagaya AI Debt Selection Trust 2021-1 B, 2.1300%, 11/15/27 (144A)	3,508,248		3,486,199
Pagaya AI Debt Selection Trust 2021-1 CERT, 0%, 11/15/27 (144A)‡,¤	1,846,154		13,846
Pagaya AI Debt Selection Trust 2022-1 C, 4.8880%, 10/15/29 (144A)	3,679,513		3,188,837
Palmer Square European Loan Funding 2023-1A D,
EURIBOR 3 Month + 5.7500%, 9.7520%, 11/15/32 (144A)‡	6,941,000	EUR	7,671,799
Pawnee Equipment Receivables 2022-1 D, 7.2300%, 7/17/28 (144A)	5,000,000		4,883,276
Pawnee Equipment Receivables 2022-1 E, 9.5000%, 9/17/29 (144A)	5,379,000		5,310,212
Pawnee Equipment Receivables Series 2020-1 LLC, 5.4300%, 7/15/27 (144A)	6,165,000		6,132,330
Prestige Auto Receivables Trust 2023-1A E, 9.8800%, 5/15/30 (144A)	6,000,000		6,092,106
Preston Ridge Partners Mortgage Trust 2021-10 A1, 2.4870%, 10/25/26 (144A)Ç	7,914,318		7,470,176
Preston Ridge Partners Mortgage Trust 2021-9 A1, 2.3630%, 10/25/26 (144A)Ç	9,634,562		9,098,101
Preston Ridge Partners Mortgage Trust 2022-2 A1, 5.0000%, 3/25/27 (144A)Ç	6,829,325		6,649,752
Pretium Mortgage Credit Partners LLC 2021-RN4 A1, 2.4871%, 10/25/51 (144A)‡	15,245,195		14,148,721
Pretium Mortgage Credit Partners LLC 2023-RN1 A1, 8.2321%, 9/25/53 (144A)Ç	6,982,760		7,124,413
Pretium Mortgage Credit Partners LLC 2023-RN2 A1, 8.1115%, 11/25/53 (144A)Ç	4,437,387		4,465,151
PRIMA Capital Ltd, 4.2500%, 12/25/50 (144A)	10,500,000		8,750,373
PRIMA Capital Ltd 2021-9A C,
CME Term SOFR 1 Month + 2.4645%, 7.8202%, 12/15/37 (144A)‡	15,000,000		14,468,403
Progress Residential Trust 2021-SFR11 F, 4.4200%, 1/17/39 (144A)	4,885,000		3,995,179
Progress Residential Trust 2022-SFR1 F, 4.8800%, 2/17/41 (144A)	9,000,000		7,693,882
Progress Residential Trust 2022-SFR3 F, 6.6000%, 4/17/39 (144A)	2,500,000		2,343,237
Project Silver, 6.9000%, 7/15/44 (144A)‡	898,315		174,769
Rad CLO Ltd 2023-18A D,
CME Term SOFR 3 Month + 5.2500%, 10.6439%, 4/15/36 (144A)‡	6,588,000		6,669,724
Rad CLO Ltd 2023-19A D,
CME Term SOFR 3 Month + 5.7500%, 11.1658%, 4/20/35 (144A)‡	7,000,000		7,014,672
Rad CLO Ltd 2023-21A D,
CME Term SOFR 3 Month + 4.4000%, 0%, 1/25/33 (144A)‡	8,000,000		7,994,088
Raptor Aircraft Finance I LLC, 4.2130%, 8/23/44 (144A)	9,660,316		7,764,566
Reach Financial LLC 2022-2A D, 9.0000%, 5/15/30 (144A)	8,000,000		7,950,964
ReadyCap Lending 2023-3 A,
Prime Rate by Country United States + 0.0700%, 8.5700%, 4/25/48 (144A)‡	9,944,790		9,963,022

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

10	DECEMBER 31, 2023

Janus Henderson Multi-Sector Income Fund

Schedule of Investments (unaudited)

December 31, 2023

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Rockford Tower CLO Ltd 2020-1A D,
CME Term SOFR 3 Month + 4.0116%, 9.4274%, 1/20/32 (144A)‡	$3,000,000	$2,999,904
Saluda Grade Alternative Mortgage Trust 2023-FIG3 C,
8.9480%, 8/25/53 (144A)	2,849,937	2,945,926
Saluda Grade Alternative Mortgage Trust 2023-FIG4 C,
8.0070%, 11/25/53 (144A)	6,700,000	6,699,882
Sand Trust 2021-1A D,
CME Term SOFR 3 Month + 3.8116%, 9.2055%, 10/15/34 (144A)‡	8,000,000	7,832,704
Santander Bank Auto Credit-Linked Notes 2022-B E, 8.6810%, 8/16/32 (144A)	1,995,043	1,973,617
Santander Bank Auto Credit-Linked Notes 2022-C E, 11.3660%, 12/15/32 (144A)	2,417,830	2,442,204
Santander Bank Auto Credit-Linked Notes 2023-A E, 10.0680%, 6/15/33 (144A)	713,906	714,599
Santander Bank Auto Credit-Linked Notes 2023-B E, 8.4080%, 12/15/33 (144A)	2,500,000	2,502,298
Santander Bank Auto Credit-Linked Notes 2023-B F, 12.2400%, 12/15/33 (144A)	7,000,000	7,006,028
Santander Bank Auto Credit-Linked Notes 2023-B G, 17.1280%, 12/15/33 (144A)	4,500,000	4,509,535
Santander Consumer Auto Receivables Trust 2020-BA, 4.1300%, 1/15/27 (144A)	1,500,000	1,459,211
Santander Consumer Auto Receivables Trust 2021-AA E,
3.2800%, 3/15/27 (144A)	1,750,000	1,645,177
SB Multifamily Repack Trust 2020-FRR2 A2, 6.7428%, 12/27/39 (144A)‡	17,304,797	16,692,043
SEB Funding LLC 2021-1A A2, 4.9690%, 1/30/52 (144A)	13,712,633	12,665,399
Sierra Receivables Funding Co LLC 2020-2A D, 6.5900%, 7/20/37 (144A)	1,447,455	1,417,341
Sierra Receivables Funding Co LLC 2021-1A D, 3.1700%, 11/20/37 (144A)	3,037,183	2,832,449
Sierra Receivables Funding Co LLC 2022-3A C, 7.6300%, 7/20/39 (144A)	1,256,742	1,284,966
Sierra Receivables Funding Co LLC 2023-1A C, 7.0000%, 1/20/40 (144A)	1,655,087	1,669,474
Sierra Receivables Funding Co LLC 2023-3A D, 9.4400%, 9/20/40 (144A)	2,746,779	2,766,275
Sierra Timeshare 2019-1 Receivables Funding LLC, 4.7500%, 1/20/36 (144A)	828,189	817,789
Sierra Timeshare 2019-2 Receivables Funding LLC, 4.5400%, 5/20/36 (144A)	1,793,992	1,749,989
Signal Peak CLO LLC 2022-12A A1, 6.8910%, 7/10/28‡	6,723,000	7,028,309
SMRT 2022-MINI E, CME Term SOFR 1 Month + 2.7000%, 8.0620%, 1/15/39 (144A)‡	7,000,000	6,584,910
SMRT 2022-MINI F, CME Term SOFR 1 Month + 3.3500%, 8.7120%, 1/15/39 (144A)‡	3,787,000	3,471,703
Sprite Limited 2021-1 B, 5.1000%, 11/15/46 (144A)	4,535,971	3,748,838
Sprite Limited 2021-1 C, 8.8350%, 11/15/46 (144A)	6,333,380	5,315,578
Steele Creek CLO Ltd 2019-2A CR,
CME Term SOFR 3 Month + 2.9116%, 8.2196%, 7/15/32 (144A)‡	4,000,000	3,926,828
Summit Issuer LLC 2020-1A B, 3.1790%, 12/20/50 (144A)	2,500,000	2,254,730
Tesla Auto Lease Trust 2021-A E, 2.6400%, 3/20/25 (144A)	14,850,000	14,798,401
THE 2023-MIC Trust 2023-MIC A, 8.4366%, 12/5/38 (144A)‡	10,000,000	10,526,269
Theorem Funding Trust 2022-3A A, 7.6000%, 4/15/29 (144A)	4,729,672	4,762,683
Thrust Engine Leasing 2021-1A A, 4.1630%, 7/15/40 (144A)	8,908,130	7,655,514
Thunderbolt Aircraft Lease Ltd 2017-A B, 5.7500%, 5/17/32 (144A)Ç	2,172,422	1,878,169
Tricolor Auto Securitization Trust 2022-1A E, 7.7900%, 8/16/27 (144A)	10,870,000	10,873,957
Tricolor Auto Securitization Trust 2023-1A D, 8.5600%, 7/15/27 (144A)	5,750,000	5,874,446
TVEST LLC 2021-A B, 0%, 9/15/33 (144A)	6,550,000	5,399,034
Upstart Securitization Trust 2019-3 C, 5.3810%, 1/21/30 (144A)	1,717,348	1,714,877
Upstart Securitization Trust 2020-3 C, 6.2500%, 11/20/30 (144A)	11,140,624	11,045,688
Upstart Securitization Trust 2021-1 C, 4.0600%, 3/20/31 (144A)	8,480,489	8,283,320
Upstart Securitization Trust 2023-1 B, 8.3500%, 2/20/33 (144A)	6,235,000	6,338,409
Upstart Securitization Trust 2023-3 B, 8.2500%, 10/20/33 (144A)	10,000,000	10,365,665
US Bank National Association 2023-1 C, 9.7850%, 8/25/32 (144A)	3,750,000	3,760,055
VASA Trust 2021-VASA D,
CME Term SOFR 1 Month + 2.2145%, 7.5765%, 7/15/39 (144A)‡	7,000,000	4,835,765
VASA Trust 2021-VASA F,
CME Term SOFR 1 Month + 4.0145%, 9.3765%, 7/15/39 (144A)‡	5,500,000	3,021,240
VB-S1 Issuer LLC 2020-2A B, 3.2290%, 9/15/50 (144A)	5,750,000	5,401,097
VB-S1 Issuer LLC 2020-2A C, 4.4590%, 9/15/50 (144A)	12,000,000	11,259,374
Venture CDO Ltd 2013-15A CR3,
CME Term SOFR 3 Month + 2.9116%, 8.3055%, 7/15/32 (144A)‡	5,000,000	4,884,215
Venture CDO Ltd 2017-28AA CR,
CME Term SOFR 3 Month + 2.6616%, 8.0774%, 10/20/34 (144A)‡	3,174,000	3,117,036

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	11

Janus Henderson Multi-Sector Income Fund

Schedule of Investments (unaudited)

December 31, 2023

Shares or Principal Amounts			Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Wellfleet CLO Ltd 2020-1A B,
CME Term SOFR 3 Month + 2.8116%, 8.2055%, 4/15/33 (144A)‡	$3,750,000		$3,720,540
Wells Fargo Commercial Mortgage Trust 2021-C61 XA, 1.3597%, 11/15/54‡,¤	80,837,601		5,236,074
Westgate Resorts 2022-1A D, 3.8380%, 8/20/36 (144A)	5,713,543		5,394,262
Westlake Automobile Receivable Trust 2021-3A E, 3.4200%, 4/15/27 (144A)	5,000,000		4,738,670
Willis Engine Securitization Trust 2020-A B, 4.2120%, 3/15/45 (144A)	5,388,637		4,519,895
Willis Engine Securitization Trust 2020-A C, 6.6570%, 3/15/45 (144A)	1,267,124		975,673
Woodward Capital Management 2017-280P B,
CME Term SOFR 1 Month + 1.3800%, 6.7380%, 9/15/34 (144A)‡	5,400,000		5,054,281
Worldwide Plaza Trust 2017-WWP F, 3.5955%, 11/10/36 (144A)‡	4,305,008		314,849
Z Capital Credit Partners CLO 2018-1 Ltd,
ICE LIBOR USD 3 Month + 2.4500%, 8.1055%, 1/16/31 (144A)‡	1,250,000		1,243,925
Z Capital Credit Partners CLO 2018-1A A2 Ltd,
ICE LIBOR USD 3 Month + 1.5600%, 7.2155%, 1/16/31 (144A)‡	2,144,278		2,144,600
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $2,037,834,091)			1,961,411,302
Bank Loans and Mezzanine Loans– 4.4%
Basic Industry – 0.4%
Aruba Investments Holdings LLC,
CME Term SOFR 1 Month + 7.7500%, 13.2060%, 11/24/28‡	5,786,000		5,402,677
Herens US Holdco Corp, CME Term SOFR 3 Month + 3.9250%, 9.3731%, 7/3/28‡	7,502,102		6,791,377
SK Neptune Husky Group Sarl,
CME Term SOFR 3 Month + 10.0000%, 15.6394%, 4/30/24ƒ,‡	841,331		811,884
			13,005,938
Brokerage – 0.1%
Aretec Group Inc, CME Term SOFR 1 Month + 4.5000%, 9.9560%, 8/9/30‡	3,907,365		3,908,721
Capital Goods – 0.5%
Arcline FM Holdings LLC,
CME Term SOFR 3 Month + 8.2500%, 13.8598%, 6/25/29‡	8,009,010		7,628,582
Covanta Holding Corp, CME Term SOFR 1 Month + 3.0000%, 8.3598%, 11/30/28‡	1,658,823		1,663,397
Covanta Holding Corp, CME Term SOFR 1 Month + 3.0000%, 8.3598%, 11/30/28‡	130,730		130,763
Standard Industries Inc, CME Term SOFR 1 Month + 2.2500%, 7.7214%, 9/22/28‡	7,788,298		7,800,136
Summit Materials LLC, CME Term SOFR 6 Month + 3.0000%, 8.5712%, 12/14/27‡	703,890		706,197
			17,929,075
Commercial Services – 0.1%
Lernen Bidco Ltd, EURIBOR 3 Month + 4.7500%, 8.6330%, 4/25/29‡	2,860,000	EUR	3,143,329
Communications – 0.3%
Century DE Buyer LLC, CME Term SOFR 3 Month + 4.0000%, 9.3900%, 10/30/30‡	5,840,000		5,854,600
Directv Financing LLC, CME Term SOFR 3 Month + 5.0000%, 10.6498%, 8/2/27‡	5,406,908		5,553,228
			11,407,828
Consumer Cyclical – 1.2%
Arches Buyer Inc, CME Term SOFR 1 Month + 3.2500%, 8.7060%, 12/6/27‡	7,379,530		7,205,299
Driven Holdings LLC, CME Term SOFR 1 Month + 3.0000%, 8.4698%, 12/17/28‡	4,544,743		4,525,917
Entain Holdings (Gibraltar) Ltd,
EURIBOR 3 Month + 3.7500%, 7.6750%, 6/30/28‡	4,770,000	EUR	5,287,405
Entain Holdings (Gibraltar) Ltd,
CME Term SOFR 3 Month + 3.5000%, 8.9481%, 10/31/29‡	1,790,965		1,797,350
Flutter Financing BV, CME Term SOFR 3 Month + 3.2500%, 8.9017%, 7/22/28‡	3,620,651		3,628,689
Loire Finco Luxembourg, EURIBOR 12 Month + 3.2500%, 7.0930%, 4/21/27‡	2,660,000	EUR	2,853,020
Mic Glen LLC, CME Term SOFR 1 Month + 6.7500%, 12.2060%, 7/20/29‡	7,907,942		7,670,704
Tacala Investment Corp, CME Term SOFR 1 Month + 8.0000%, 13.4704%, 2/4/28‡	5,683,991		5,659,152
Wyndham Worldwide Corp, CME Term SOFR 3 Month + 3.2500%, 8.7439%, 12/14/29‡	4,466,250		4,470,716
			43,098,252
Consumer Non-Cyclical – 0.7%
Eyecare Partners LLC, CME Term SOFR 3 Month + 6.7500%, 12.3948%, 11/15/29‡	7,500,000		2,006,250
Financiere Mendel SASU, CME Term SOFR 3 Month + 4.2500%, 9.6157%, 11/12/30‡	2,775,000		2,772,392
IQVIA Inc, CME Term SOFR 3 Month + 2.0000%, 7.3481%, 1/2/31‡	1,393,000		1,396,984

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

12	DECEMBER 31, 2023

Janus Henderson Multi-Sector Income Fund

Schedule of Investments (unaudited)

December 31, 2023

Shares or Principal Amounts			Value
Bank Loans and Mezzanine Loans– (continued)
Consumer Non-Cyclical– (continued)
Journey Personal Care Corp,
CME Term SOFR 3 Month + 4.2500%, 9.9810%, 3/1/28‡	$3,342,385		$3,297,909
Mamba Purchaser Inc, CME Term SOFR 1 Month + 6.5000%, 11.9306%, 10/15/29‡	2,000,000		1,975,000
Summit Behavioral Healthcare LLC,
CME Term SOFR 3 Month + 4.7500%, 10.3998%, 11/24/28‡	923,650		923,685
Topgolf Callaway Brands Corp,
CME Term SOFR 1 Month + 3.5000%, 8.9560%, 3/15/30‡	2,756,014		2,760,082
VetStrategy Canada Holdings Inc,
CME Term SOFR 1 Month + 5.5000%, 10.8220%, 11/17/28ƒ,‡	9,266,667		9,274,358
			24,406,660
Diversified Financial Services – 0.1%
Luxembourg Investment Co 428 Sarl,
CME Term SOFR 3 Month + 5.0000%, 10.0483%, 1/3/29‡	7,944,280		3,508,750
Industrial – 0.2%
Proampac PG Borrower LLC,
CME Term SOFR 1 Month + 4.5000%, 12.0000%, 9/15/28‡	7,513,164		7,515,493
Insurance – 0.1%
USI Inc/NY, CME Term SOFR 1 Month + 3.2500%, 10.7500%, 9/27/30‡	1,848,672		1,853,880
Technology – 0.4%
Claudius Finance Sarl, EURIBOR 3 Month + 3.7500%, 7.7190%, 7/10/28‡	3,250,000	EUR	3,557,185
Magenta Buyer LLC, CME Term SOFR 3 Month + 8.2500%, 13.8948%, 7/27/29‡	8,900,000		3,382,000
Mitchell International Inc,
CME Term SOFR 3 Month + 3.7500%, 9.3998%, 10/15/28‡	7,702,800		7,709,040
			14,648,225
Transportation – 0.3%
First Student Bidco Inc, CME Term SOFR 3 Month + 3.0000%, 8.1431%, 7/21/28‡	7,173,210		7,111,951
First Student Bidco Inc, CME Term SOFR 3 Month + 3.0000%, 8.1431%, 7/21/28‡	2,169,661		2,151,133
			9,263,084
Total Bank Loans and Mezzanine Loans (cost $169,043,525)			153,689,235
Corporate Bonds– 24.6%
Banking – 2.9%
American Express Co,
US Treasury Yield Curve Rate 5 Year + 2.8540%, 3.5500%‡,µ	2,697,000		2,312,138
Bank of New York Mellon Corp/The, SOFR + 1.6060%, 4.9670%, 4/26/34‡	7,500,000		7,462,968
Bank of Montreal,
US Treasury Yield Curve Rate 5 Year + 1.4000%, 3.0880%, 1/10/37‡	5,537,000		4,465,765
Barclays PLC, SOFR + 2.6200%, 6.6920%, 9/13/34‡	7,592,000		8,115,843
BNP Paribas SA,
US Treasury Yield Curve Rate 1 Year + 1.4500%, 5.1250%, 1/13/29 (144A)‡	6,932,000		6,980,586
BNP Paribas SA,
US Treasury Yield Curve Rate 5 Year + 4.9690%, 9.2500% (144A)‡,µ	4,267,000		4,562,980
Capital One Financial Corp, SOFR + 3.0700%, 7.6240%, 10/30/31‡	2,441,000		2,682,382
Citigroup Inc, US Treasury Yield Curve Rate 5 Year + 3.5970%, 4.0000%‡,µ	5,000,000		4,602,060
Citigroup Inc, US Treasury Yield Curve Rate 5 Year + 3.4170%, 3.8750%‡,µ	5,310,000		4,701,072
Commonwealth Bank of Australia, 3.7840%, 3/14/32 (144A)	7,269,000		6,357,964
Credit Suisse Group AG, SOFR + 3.7300%, 4.1940%, 4/1/31 (144A)‡	3,186,000		2,966,303
ING Groep NV, SOFR + 2.0900%, 6.1140%, 9/11/34‡	4,357,000		4,569,477
JPMorgan Chase & Co, SOFR + 1.0150%, 2.0690%, 6/1/29‡	4,309,000		3,820,578
JPMorgan Chase & Co, CME Term SOFR 3 Month + 3.3800%, 5.0000%‡,µ	2,163,000		2,123,559
JPMorgan Chase & Co,
US Treasury Yield Curve Rate 5 Year + 2.8500%, 3.6500%‡,µ	2,501,000		2,288,750
Morgan Stanley, CME Term SOFR 3 Month + 1.8896%, 4.4310%, 1/23/30‡	2,117,000		2,061,910
Morgan Stanley, SOFR + 3.1200%, 3.6220%, 4/1/31‡	3,996,000		3,681,221
Morgan Stanley,
US Treasury Yield Curve Rate 5 Year + 2.4300%, 5.9480%, 1/19/38‡	1,574,000		1,591,777
PNC Financial Services Group Inc/The, SOFR + 2.2840%, 6.8750%, 10/20/34‡	4,709,000		5,227,638
Sumitomo Mitsui Financial Group Inc, 5.8520%, 7/13/30	9,838,000		10,288,383

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	13

Janus Henderson Multi-Sector Income Fund

Schedule of Investments (unaudited)

December 31, 2023

Shares or Principal Amounts			Value
Corporate Bonds– (continued)
Banking– (continued)
Toronto-Dominion Bank/The, 5.5230%, 7/17/28#	$7,448,000		$7,668,018
			98,531,372
Basic Industry – 1.5%
Celanese US Holdings LLC, 6.3300%, 7/15/29	1,443,000		1,512,657
Celanese US Holdings LLC, 6.3790%, 7/15/32	2,119,000		2,239,965
First Quantum Minerals Ltd, 8.6250%, 6/1/31 (144A)	4,604,000		3,901,890
FMG Resources (August 2006) Pty Ltd, 4.3750%, 4/1/31 (144A)	9,474,000		8,664,104
Hudbay Minerals Inc, 4.5000%, 4/1/26 (144A)	6,918,000		6,691,620
Hudbay Minerals Inc, 6.1250%, 4/1/29 (144A)	6,957,000		6,821,191
IAMGOLD Corp, 5.7500%, 10/15/28 (144A)	3,491,000		3,002,110
Mineral Resources Ltd, 9.2500%, 10/1/28 (144A)	6,885,000		7,324,056
Neon Holdings Inc, 10.1250%, 4/1/26 (144A)	3,021,000		2,792,522
Verde Purchaser LLC, 10.5000%, 11/30/30 (144A)	10,453,000		10,532,965
			53,483,080
Brokerage – 0.4%
Artec Group Inc, 10.0000%, 8/15/30 (144A)	3,966,000		4,214,470
Nasdaq Inc, 4.5000%, 2/15/32	7,093,000	EUR	8,374,697
Nasdaq Inc, 5.5500%, 2/15/34	1,970,000		2,046,536
			14,635,703
Capital Goods – 1.0%
ARD Finance SA, 5.0000% (5.00% Cash or 5.75% PIK), 6/30/27Ø	9,468,244	EUR	5,147,148
ARD Finance SA, 5.0000% (5.00% Cash or 5.75% PIK), 6/30/27 (144A)Ø	1,468,400	EUR	798,255
ARD Finance SA, 6.5000% (6.50% Cash or 7.25% PIK), 6/30/27 (144A)#,Ø	3,388,380		1,582,983
Ardagh Metal Packaging SA, 3.0000%, 9/1/29	8,863,000	EUR	7,861,613
LABL Inc, 8.2500%, 11/1/29 (144A)	8,536,000		7,191,580
Regal Rexnord Corp, 6.3000%, 2/15/30 (144A)	2,843,000		2,916,665
Regal Rexnord Corp, 6.4000%, 4/15/33 (144A)	1,897,000		1,977,186
Trinity Industries Inc, 7.7500%, 7/15/28 (144A)	7,331,000		7,573,517
			35,048,947
Communications – 1.4%
Altice Financing SA, 5.0000%, 1/15/28 (144A)	9,491,000		8,603,226
AT&T Inc, EURIBOR ICE SWAP Rate + 3.1400%, 2.8750%‡,µ	5,300,000	EUR	5,612,515
Banijay Entertainment SASU, 8.1250%, 5/1/29 (144A)	7,543,000		7,765,782
CCO Holdings LLC / CCO Holdings Capital Corp, 4.2500%, 2/1/31 (144A)	9,366,000		8,185,230
Netflix Inc, 3.6250%, 6/15/30	8,071,000	EUR	9,052,748
T-Mobile USA Inc, 3.3750%, 4/15/29	4,899,000		4,551,677
T-Mobile USA Inc, 5.7500%, 1/15/34	4,576,000		4,853,498
			48,624,676
Consumer Cyclical – 2.6%
Adler Pelzer Holding GmbH, 9.5000%, 4/1/27 (144A)	6,450,000	EUR	7,084,064
Carnival Corp, 7.6250%, 3/1/26 (144A)#	7,567,000		7,703,819
Carnival Corp, 6.0000%, 5/1/29 (144A)	6,514,000		6,267,807
CBRE Services Inc, 5.9500%, 8/15/34	7,979,000		8,382,437
Ford Motor Credit Co LLC, 7.3500%, 11/4/27	5,197,000		5,480,490
Full House Resorts Inc, 8.2500%, 2/15/28 (144A)#	10,378,000		9,755,320
GLP Capital LP / GLP Financing II Inc, 4.0000%, 1/15/31	3,218,000		2,898,239
Kohl's Corp, 4.6250%, 5/1/31Ç	7,649,000		6,004,474
Lithia Motors Inc, 3.8750%, 6/1/29 (144A)	3,700,000		3,341,299
Lithia Motors Inc, 4.3750%, 1/15/31 (144A)	6,689,000		6,080,467
LKQ Corp, 6.2500%, 6/15/33	5,850,000		6,113,088
LSF9 Atlantis Holdings LLC / Victra Finance Corp, 7.7500%, 2/15/26 (144A)	8,375,000		8,033,761
Pinnacle Bidco PLC, 8.2500%, 10/11/28 (144A)	5,150,000	EUR	5,904,457
VICI Properties LP, 4.9500%, 2/15/30	4,993,000		4,844,808
VICI Properties LP, 5.1250%, 5/15/32	1,932,000		1,883,321
			89,777,851
Consumer Non-Cyclical – 3.2%
AdaptHealth LLC, 6.1250%, 8/1/28 (144A)	8,398,000		7,247,306
AMN Healthcare Inc, 4.0000%, 4/15/29 (144A)	4,005,000		3,612,164

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

14	DECEMBER 31, 2023

Janus Henderson Multi-Sector Income Fund

Schedule of Investments (unaudited)

December 31, 2023

Shares or Principal Amounts			Value
Corporate Bonds– (continued)
Consumer Non-Cyclical– (continued)
Atlas LuxCo 4 Sarl / Allied Universal Holdco LLC / Allied Universal Finance Corp,
4.6250%, 6/1/28 (144A)	$2,787,000		$2,546,942
Bayer US Finance LLC, 6.2500%, 1/21/29 (144A)	4,625,000		4,727,897
Cheplapharm Arzneimittel GmbH, 7.5000%, 5/15/30 (144A)	12,700,000	EUR	14,909,365
HCA Inc, 3.6250%, 3/15/32	682,000		609,827
Heartland Dental LLC / Heartland Dental Finance Corp,
10.5000%, 4/30/28 (144A)	11,834,000		12,278,245
HLF Financing Sarl LLC / Herbalife International Inc,
4.8750%, 6/1/29 (144A)	7,721,000		6,062,606
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc,
6.7500%, 3/15/34 (144A)	7,608,000		8,016,017
LifePoint Health Inc, 11.0000%, 10/15/30 (144A)	4,625,000		4,870,828
Mattel Inc, 5.4500%, 11/1/41	6,817,000		6,139,368
Organon Finance 1 LLC, 5.1250%, 4/30/31 (144A)	7,824,000		6,688,305
Pediatrix Medical Group Inc, 5.3750%, 2/15/30 (144A)	6,092,000		5,425,047
Pilgrim's Pride Corp, 6.2500%, 7/1/33	10,977,000		11,294,499
Roche Holdings Inc, 5.3380%, 11/13/28 (144A)	7,953,000		8,248,199
Universal Health Services Inc, 2.6500%, 1/15/32	7,779,000		6,390,606
			109,067,221
Electric – 1.8%
Algonquin Power & Utilities Corp,
US Treasury Yield Curve Rate 5 Year + 3.2490%, 4.7500%, 1/18/82‡	8,480,000		7,165,600
American Electric Power Co Inc, 5.6250%, 3/1/33	3,096,000		3,225,383
American Electric Power Co Inc,
US Treasury Yield Curve Rate 5 Year + 2.6750%, 3.8750%, 2/15/62‡	5,517,000		4,630,290
CMS Energy Corp,
US Treasury Yield Curve Rate 5 Year + 4.1160%, 4.7500%, 6/1/50‡	3,354,000		3,028,429
Duquesne Light Holdings Inc, 2.5320%, 10/1/30 (144A)	3,072,000		2,554,397
IPALCO Enterprises Inc, 4.2500%, 5/1/30	4,008,000		3,703,083
NRG Energy Inc, 3.8750%, 2/15/32 (144A)	881,000		754,180
NRG Energy Inc, 7.0000%, 3/15/33 (144A)	11,666,000		12,330,437
Vistra Operations Co LLC, 6.9500%, 10/15/33 (144A)	12,050,000		12,681,854
Xcel Energy Inc, 4.6000%, 6/1/32	4,725,000		4,606,240
Xcel Energy Inc, 5.4500%, 8/15/33	8,625,000		8,894,722
			63,574,615
Energy – 3.0%
AmeriGas Partners LP / AmeriGas Finance Corp, 5.7500%, 5/20/27	7,888,000		7,671,256
Civitas Resources Inc, 8.3750%, 7/1/28 (144A)	7,152,000		7,466,295
DT Midstream Inc, 4.1250%, 6/15/29 (144A)	7,432,000		6,837,317
EnLink Midstream Partners LP, CME Term SOFR 3 Month + 4.3716%, 9.7562%‡,µ	7,858,000		7,156,708
FTAI Infra Escrow Holdings LLC, 10.5000%, 6/1/27 (144A)	13,378,000		13,877,557
Hess Midstream Operations LP, 4.2500%, 2/15/30 (144A)	8,646,000		7,954,320
Howard Midstream Energy Partners LLC, 6.7500%, 1/15/27 (144A)	9,769,000		9,660,297
Occidental Petroleum Corp, 7.8750%, 9/15/31	4,784,000		5,442,083
SM Energy Co, 5.6250%, 6/1/25	8,923,000		8,817,837
Sunoco LP / Sunoco Finance Corp, 4.5000%, 4/30/30	8,262,000		7,649,061
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp,
5.5000%, 1/15/28 (144A)	5,739,000		5,423,404
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp,
6.0000%, 9/1/31 (144A)	1,155,000		1,068,295
Venture Global LNG Inc, 9.5000%, 2/1/29 (144A)	6,486,666		6,863,976
Viper Energy Partners LP, 7.3750%, 11/1/31 (144A)	6,090,000		6,303,150
			102,191,556
Finance Companies – 1.4%
Fortress Transportation and Infrastructure Investors LLC,
6.5000%, 10/1/25 (144A)	2,318,000		2,310,578
Fortress Transportation and Infrastructure Investors LLC,
9.7500%, 8/1/27 (144A)	3,509,000		3,649,360
Navient Corp, 6.7500%, 6/25/25	4,729,000		4,785,365

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	15

Janus Henderson Multi-Sector Income Fund

Schedule of Investments (unaudited)

December 31, 2023

Shares or Principal Amounts			Value
Corporate Bonds– (continued)
Finance Companies– (continued)
Navient Corp, 9.3750%, 7/25/30	$8,997,000		$9,425,950
Oaktree Strategic Credit Fund, 8.4000%, 11/14/28 (144A)	2,775,000		2,922,952
OWL Rock Core Income Corp, 4.7000%, 2/8/27	8,032,000		7,586,808
PennyMac Financial Services Inc, 5.7500%, 9/15/31 (144A)#	8,000,000		7,403,850
Springleaf Finance Corp, 6.8750%, 3/15/25	8,426,000		8,529,471
			46,614,334
Financial Institutions – 0.7%
AT Securities BV, USD SWAP SEMI 30/360 5YR + 3.5460%, 7.7470%‡,µ	5,000,000		2,282,600
Burford Capital Global Finance LLC, 6.2500%, 4/15/28 (144A)	4,962,000		4,758,228
Burford Capital Global Finance LLC, 6.8750%, 4/15/30 (144A)	4,025,000		3,884,415
CPI Property Group SA, EUR SWAP ANNUAL 5 YR + 4.9440%, 4.8750%‡,µ	5,589,000	EUR	1,761,119
GGAM Finance Ltd, 8.0000%, 6/15/28 (144A)	10,154,000		10,505,318
			23,191,680
Government Sponsored – 0.4%
Georgian Railway JSC, 4.0000%, 6/17/28	4,457,000		4,069,357
Petroleos Mexicanos, 5.9500%, 1/28/31	10,596,000		8,460,906
Uzbekneftegaz JSC, 4.7500%, 11/16/28	1,087,000		902,758
			13,433,021
Insurance – 0.9%
Arthur J Gallagher & Co, 6.5000%, 2/15/34	8,113,000		8,868,533
Athene Global Funding, 2.6460%, 10/4/31 (144A)	8,600,000		6,987,057
Brown & Brown Inc, 4.9500%, 3/17/52	3,218,000		2,852,156
Centene Corp, 3.3750%, 2/15/30	14,292,000		12,823,214
			31,530,960
Mortgage Assets – 0.1%
Banco La Hipotecaria SA, 4.1250%, 12/15/24 (144A)	5,000,000		4,872,959
Real Estate Investment Trusts (REITs) – 0.4%
Alexandria Real Estate Equities Inc, 4.7500%, 4/15/35	5,706,000		5,534,830
Broadstone Net Lease LLC, 2.6000%, 9/15/31	2,870,000		2,223,754
Lexington Realty Trust, 2.7000%, 9/15/30	3,324,000		2,753,103
Safehold Operating Partnership LP, 2.8000%, 6/15/31	5,556,000		4,565,181
			15,076,868
Technology – 2.6%
Austin BidCo Inc, 7.1250%, 12/15/28 (144A)	8,552,000		7,322,650
CA Magnum Holdings, 5.3750%, 10/31/26 (144A)	6,237,000		5,800,410
Entegris Inc, 3.6250%, 5/1/29 (144A)	8,081,000		7,299,002
Equinix Inc, 2.5000%, 5/15/31	8,726,000		7,406,840
Fiserv Inc, 5.6000%, 3/2/33	4,500,000		4,697,423
Foundry JV Holdco LLC, 5.8750%, 1/25/34 (144A)	9,000,000		9,244,206
Iron Mountain Inc, 5.2500%, 7/15/30 (144A)	5,631,000		5,360,191
Iron Mountain Inc, 4.5000%, 2/15/31 (144A)	3,754,000		3,399,313
Leidos Inc, 5.7500%, 3/15/33	3,278,000		3,418,226
Marvell Technology Inc, 5.9500%, 9/15/33	7,652,000		8,114,103
RingCentral Inc, 8.5000%, 8/15/30 (144A)	8,801,000		8,999,022
Trimble Inc, 6.1000%, 3/15/33	7,117,000		7,616,621
Western Digital Corp, 2.8500%, 2/1/29	13,923,000		11,985,977
			90,663,984
Transportation – 0.3%
Forward Air Corp, 9.5000%, 10/15/31 (144A)	517,000		504,742
Rand Parent LLC, 8.5000%, 2/15/30 (144A)	6,454,000		6,172,125
XPO Inc, 7.1250%, 2/1/32 (144A)	3,101,000		3,200,486
			9,877,353
Total Corporate Bonds (cost $858,935,992)			850,196,180
Foreign Government Bonds– 2.2%
Arab Republic of Egypt Government Bond, 8.7500%, 9/30/51	5,208,000		3,281,040
Commonwealth of the Bahamas Government Bond, 6.0000%, 11/21/28	3,391,000		2,984,080
Dominican Republic Government Bond, 7.0500%, 2/3/31	4,818,000		5,058,900
Gabonese Republic Government Bond, 6.9500%, 6/16/25	1,567,000		1,490,797

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

16	DECEMBER 31, 2023

Janus Henderson Multi-Sector Income Fund

Schedule of Investments (unaudited)

December 31, 2023

Shares or Principal Amounts			Value
Foreign Government Bonds– (continued)
Gabonese Republic Government Bond, 7.0000%, 11/24/31	$335,000		$278,581
Mongolia Government Bond, 5.1250%, 4/7/26	2,185,000		2,114,879
Mongolia Government Bond, 3.5000%, 7/7/27	1,705,000		1,518,032
Mongolia Government Bond, 4.4500%, 7/7/31	5,601,000		4,677,528
Republic of Angola Government Bond, 8.0000%, 11/26/29	6,052,000		5,367,519
Republic of Benin Government Bond, 4.8750%, 1/19/32	3,275,000	EUR	2,951,896
Republic of Benin Government Bond, 4.9500%, 1/22/35	2,400,000	EUR	2,081,151
Republic of Colombia Government Bond, 3.0000%, 1/30/30	3,510,000		2,959,527
Republic of Colombia Government Bond, 3.1250%, 4/15/31	3,160,000		2,569,520
Republic of Columbia Government Bond, 3.2500%, 4/22/32	6,867,000		5,450,194
Republic of Georgia Government Bond, 2.7500%, 4/22/26	2,880,000		2,693,570
Republic of Mozambique Government Bond, 9.0000%, 9/15/31Ç	2,682,000		2,271,869
Republic of North Macedonia Government Bond, 6.9600%, 3/13/27	2,758,000	EUR	3,174,653
Republic of North Macedonia Government Bond, 1.6250%, 3/10/28	7,685,000	EUR	7,333,629
Republic of Uzbekistan Government Bond, 7.8500%, 10/12/28 (144A)	5,692,000		5,944,611
Romania Government Bond, 1.7500%, 7/13/30	4,774,000	EUR	4,247,203
Romania Government Bond, 2.1240%, 7/16/31	4,800,000	EUR	4,212,456
Romania Government Bond, 2.0000%, 4/14/33	4,900,000	EUR	4,036,350
Total Foreign Government Bonds (cost $75,330,977)			76,697,985
Mortgage-Backed Securities– 26.9%
Fannie Mae:
3.0000%, TBA, 15 Year Maturity	16,732,212		15,778,459
3.5000%, TBA, 15 Year Maturity	15,731,117		15,154,194
4.0000%, TBA, 15 Year Maturity	24,687,000		24,216,490
3.0000%, TBA, 30 Year Maturity	31,587,142		27,912,894
3.5000%, TBA, 30 Year Maturity	127,576,875		116,941,301
4.0000%, TBA, 30 Year Maturity	152,830,871		144,541,172
4.5000%, TBA, 30 Year Maturity	92,479,774		89,657,476
5.0000%, TBA, 30 Year Maturity	86,379,023		85,487,764
5.5000%, TBA, 30 Year Maturity	112,300,556		112,836,230
6.0000%, TBA, 30 Year Maturity	26,700,000		27,110,646
			659,636,626
Fannie Mae Pool:
3.0000%, 10/1/34	120,947		114,806
6.0000%, 2/1/37	561		589
3.0000%, 9/1/42	972,202		883,612
3.0000%, 1/1/43	1,231,617		1,119,389
3.0000%, 2/1/43	3,632,492		3,306,100
3.0000%, 2/1/43	490,395		445,709
3.0000%, 2/1/43	33,081		30,131
3.0000%, 3/1/43	1,578,402		1,437,648
3.0000%, 3/1/43	444,926		405,250
3.0000%, 5/1/43	365,799		333,179
3.0000%, 5/1/43	1,852		1,687
5.0000%, 7/1/44	4,875		4,942
4.5000%, 10/1/44	3,272		3,286
4.5000%, 3/1/45	5,119		5,141
3.0000%, 7/1/45	1,962,872		1,787,834
4.5000%, 2/1/46	7,224		7,183
3.0000%, 9/1/46	886,285		805,524
3.0000%, 11/1/46	303,132		273,547
3.0000%, 1/1/47	45,421		40,988
4.0000%, 5/1/47	767,217		742,985
3.5000%, 1/1/48	2,809		2,644
4.0000%, 1/1/48	10,752		10,412
3.5000%, 3/1/48	2,971,025		2,764,562
4.0000%, 3/1/48	3,335		3,225
4.5000%, 12/1/48	463,315		459,593
3.0000%, 9/1/49	349,851		316,003
4.5000%, 12/1/50	4,845,051		4,762,808

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	17

Janus Henderson Multi-Sector Income Fund

Schedule of Investments (unaudited)

December 31, 2023

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Fannie Mae Pool– (continued)
4.0000%, 10/1/51	$25,735,117	$24,688,098
5.5000%, 10/1/52	12,947,542	13,041,504
5.0000%, 6/1/53	8,424,811	8,460,270
5.5000%, 6/1/53	9,678,327	9,843,413
5.5000%, 6/1/53	151,903	154,494
5.0000%, 7/1/53	28,670,138	28,852,570
5.5000%, 7/1/53	435,575	440,787
5.5000%, 7/1/53	261,942	266,410
5.5000%, 9/1/53	15,140,838	15,399,101
3.0000%, 2/1/57	4,929,937	4,346,630
3.0000%, 6/1/57	21,163	18,641
		125,580,695
Freddie Mac Pool:
3.0000%, 5/1/31	1,148,691	1,100,706
3.0000%, 9/1/32	182,962	174,046
3.0000%, 1/1/33	99,579	94,650
3.0000%, 10/1/34	307,753	293,581
3.0000%, 10/1/34	142,815	135,563
6.0000%, 4/1/40	12,356	12,995
3.0000%, 2/1/43	3,480	3,170
3.0000%, 3/1/43	80,949	73,836
3.0000%, 6/1/43	127,627	114,695
3.0000%, 11/1/43	3,898,375	3,543,145
4.5000%, 5/1/44	2,455	2,445
3.0000%, 1/1/45	2,289	2,079
3.5000%, 7/1/46	2,192	2,067
4.0000%, 3/1/47	6,518	6,299
3.5000%, 12/1/47	38,032	35,681
3.5000%, 2/1/48	2,430	2,273
4.0000%, 4/1/48	1,322	1,277
4.5000%, 4/1/49	1,092,032	1,073,470
4.0000%, 5/1/49	4,200,720	4,030,431
3.5000%, 8/1/49	1,968,710	1,826,177
3.0000%, 12/1/49	496,735	444,506
3.0000%, 12/1/49	281,772	252,144
4.5000%, 10/1/50	2,836,589	2,788,439
5.5000%, 10/1/52	128,014	130,406
5.0000%, 7/1/53	11,042,315	11,072,272
5.5000%, 7/1/53	1,992,111	2,015,946
5.5000%, 7/1/53	1,259,729	1,274,802
		30,507,101
Ginnie Mae:
3.5000%, TBA, 30 Year Maturity	98,660,539	91,814,780
4.0000%, TBA, 30 Year Maturity	16,054,402	15,323,124
5.0000%, TBA, 30 Year Maturity	7,343,765	7,293,056
		114,430,960
Ginnie Mae I Pool:
4.5000%, 8/15/46	9,893	9,765
4.0000%, 7/15/47	2,957	2,853
4.0000%, 8/15/47	341	329
4.0000%, 11/15/47	583	563
4.0000%, 12/15/47	1,820	1,756
		15,266
Ginnie Mae II Pool:
4.5000%, 2/20/48	95,135	93,997
4.5000%, 5/20/48	2,103	2,078
4.5000%, 5/20/48	928	917
		96,992
Total Mortgage-Backed Securities (cost $918,196,169)		930,267,640

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

18	DECEMBER 31, 2023

Janus Henderson Multi-Sector Income Fund

Schedule of Investments (unaudited)

December 31, 2023

Shares or Principal Amounts		Value
Common Stocks– 0%
Professional Services – 0%
Clarivate Analytics PLC*((cost $102,410)	4,217	$39,049
Preferred Stocks– 0%
Consumer Cyclical – 0%
Quiksilver Inc¢	12,688	10,785
Finance Companies – 0%
Castlelake Aircraft Securitization Trust 2018-1, 6/15/43 (144A)‡	1,000,000	40,000
Industrial – 0%
Project Silver, 3/15/44 (144A)‡	1,500,000	187,500
START Ireland, 3/15/44 (144A)‡	1,500,000	375,000
Thunderbolt II Aircraft Lease Ltd, 9/15/38 (144A)	10	172,092
Thunderbolt III Aircraft Lease Ltd, 11/15/39 (144A)‡	5,000,000	100,000
		834,592
Total Preferred Stocks (cost $11,018,746)		885,377
Investment Companies– 5.8%
Money Markets – 5.8%
Janus Henderson Cash Liquidity Fund LLC, 5.3879%ºº,£((cost $199,666,655)	199,626,729	199,666,655
Investments Purchased with Cash Collateral from Securities Lending– 0.5%
Investment Companies – 0.4%
Janus Henderson Cash Collateral Fund LLC, 5.2936%ºº,£	13,234,950	13,234,950
Time Deposits – 0.1%
Royal Bank of Canada, 5.3100%, 1/2/24	$3,308,738	3,308,738
Total Investments Purchased with Cash Collateral from Securities Lending (cost $16,543,688)		16,543,688
Total Investments (total cost $4,286,672,253) – 121.0%		4,189,397,111
Liabilities, net of Cash, Receivables and Other Assets – (21.0)%		(727,491,681)
Net Assets – 100%		$3,461,905,430

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	19

Janus Henderson Multi-Sector Income Fund

Schedule of Investments (unaudited)

December 31, 2023

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$3,837,624,521	91.6%
Canada	32,090,006	0.8
Germany	29,003,926	0.7
Cayman Islands	25,834,759	0.6
United Kingdom	25,304,054	0.6
Luxembourg	24,009,431	0.6
Ireland	22,612,534	0.5
Australia	22,346,124	0.5
France	22,081,740	0.5
Peru	13,512,811	0.3
Romania	12,496,009	0.3
Colombia	10,979,241	0.3
Macedonia, The Former Yugoslav Republic Of	10,508,282	0.3
Japan	10,288,383	0.3
Mexico	8,460,906	0.2
Mongolia	8,310,439	0.2
Uzbekistan	6,847,369	0.2
Georgia	6,762,927	0.2
India	5,800,410	0.1
Jersey	5,511,198	0.1
Angola	5,367,519	0.1
Dominican Republic	5,058,900	0.1
Benin	5,033,047	0.1
Panama	4,872,959	0.1
Netherlands	4,569,477	0.1
Zambia	3,901,890	0.1
Egypt	3,281,040	0.1
Burkina Faso	3,002,110	0.1
Bahamas	2,984,080	0.1
Switzerland	2,966,303	0.1
Mozambique	2,271,869	0.1
Gibraltar	1,797,350	0.0
Gabon	1,769,378	0.0
Czech Republic	1,761,119	0.0
Bermuda	375,000	0.0

Total	$4,189,397,111	100.0%

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

20	DECEMBER 31, 2023

Janus Henderson Multi-Sector Income Fund

Schedule of Investments (unaudited)

December 31, 2023

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/23
Investment Companies - 5.8%
Money Markets - 5.8%
Janus Henderson Cash Liquidity Fund LLC, 5.3879%ºº	$3,183,973	$(980)	$354	$199,666,655
Investments Purchased with Cash Collateral from Securities Lending - 0.4%
Investment Companies - 0.4%
Janus Henderson Cash Collateral Fund LLC, 5.2936%ºº	124,276∆	-	-	13,234,950
Total Affiliated Investments - 6.2%	$3,308,249	$(980)	$354	$212,901,605

	Value at 6/30/23	Purchases	Sales Proceeds	Value at 12/31/23
Investment Companies - 5.8%
Money Markets - 5.8%
Janus Henderson Cash Liquidity Fund LLC, 5.3879%ºº	136,328,921	697,852,448	(634,514,088)	199,666,655
Investments Purchased with Cash Collateral from Securities Lending - 0.4%
Investment Companies - 0.4%
Janus Henderson Cash Collateral Fund LLC, 5.2936%ºº	14,706,842	57,082,216	(58,554,108)	13,234,950

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	21

Janus Henderson Multi-Sector Income Fund

Schedule of Investments (unaudited)

December 31, 2023

Schedule of Forward Foreign Currency Exchange Contracts

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
BNP Paribas:
Canadian Dollar	3/1/24	20,586	$(15,626)	$(74)
Canadian Dollar	3/1/24	(4,956,914)	3,665,813	(78,859)
Euro	3/1/24	24,541	(26,720)	433
Euro	3/1/24	(107,404,705)	117,295,525	(1,543,074)
Total				$(1,621,574)

Schedule of Futures

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Long:
10 Year US Treasury Note	3,185	3/28/24	$359,556,641	$11,247,780
2 Year US Treasury Note	1,913	4/3/24	393,913,601	272,394
5 Year US Treasury Note	5,649	4/3/24	614,461,151	13,078,683
Total - Futures Long				24,598,857
Futures Short:
Ultra 10-Year Treasury Note	1,654	3/28/24	(195,197,844)	(8,233,048)
Ultra Long Term US Treasury Bond	81	3/28/24	(10,821,094)	(918,211)
US Treasury Long Bond	60	3/28/24	(7,496,250)	(532,969)
Total - Futures Short				(9,684,228)
Total				$14,914,629

Schedule of Centrally Cleared Credit Default Swaps - Buy Protection
Reference Asset	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Value
CDX.NA.IG.40-V1, Fixed Rate of 1.00%, Paid Quarterly	6/20/28	(78,800,000)	USD	$(1,173,842)	$(426,186)	$(1,600,028)

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

22	DECEMBER 31, 2023

Janus Henderson Multi-Sector Income Fund

Schedule of Investments (unaudited)

December 31, 2023

The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of December 31, 2023.

Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of December 31, 2023

	Credit Contracts	Currency Contracts	Interest Rate Contracts	Total
Asset Derivatives:
Forward foreign currency exchange contracts	$ -	$ 433	$ -	$ 433
*Futures contracts		-	24,598,857	$24,598,857

Total Asset Derivatives	$ -	$ 433	$24,598,857	$24,599,290
Liability Derivatives:
Forward foreign currency exchange contracts	$ -	$1,622,007	$ -	$ 1,622,007
*Futures contracts	-	-	9,684,228	$ 9,684,228
*Swaps - centrally cleared	426,186	-	-	$ 426,186

Total Liability Derivatives	$426,186	$1,622,007	$ 9,684,228	$11,732,421

*The fair value presented includes net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps. In the Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the period ended December 31, 2023.

The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the period ended December 31, 2023

Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative	Credit Contracts	Currency Contracts	Interest Rate Contracts	Total
Futures contracts	$ -	$ -	$(31,237,839)	$(31,237,839)
Forward foreign currency exchange contracts	-	1,540,149	-	$ 1,540,149
Swap contracts	303,659	-	-	$ 303,659

Total	$ 303,659	$ 1,540,149	$(31,237,839)	$(29,394,031)

Amount of Change in Unrealized Appreciation/Depreciation Recognized on Derivatives
Derivative	Credit Contracts	Currency Contracts	Interest Rate Contracts	Total
Futures contracts	$ -	$ -	$ 23,237,095	$ 23,237,095
Forward foreign currency exchange contracts	-	(1,570,857)	-	$ (1,570,857)
Swap contracts	(426,186)	-	-	$ (426,186)

Total	$(426,186)	$(1,570,857)	$ 23,237,095	$ 21,240,052

Please see the "Net Realized Gain/(Loss) on Investments" "Change in Unrealized Net Appreciation/Depreciation" sections of the Fund’s Statement of Operations.

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	23

Janus Henderson Multi-Sector Income Fund

Schedule of Investments (unaudited)

December 31, 2023

Average Ending Monthly Value of Derivative Instruments During the Period Ended December 31, 2023

Credit default swaps:
Average notional amount - buy protection	$76,114,286
Forward foreign currency exchange contracts:
Average amounts purchased - in USD	6,760,512
Average amounts sold - in USD	106,681,665
Futures contracts:
Average notional amount of contracts - long	954,194,381
Average notional amount of contracts - short	579,413,634

Offsetting of Financial Assets and Derivative Assets

	Gross Amounts
	of Recognized	Offsetting Asset	Collateral
Counterparty	Assets	or Liability(a)	Pledged(b)	Net Amount

BNP Paribas	$433	$(433)	$—	$—
JPMorgan Chase Bank, National Association	15,791,643	—	(15,791,643)	—

Total	$15,792,076	$(433)	$(15,791,643)	$—
Offsetting of Financial Liabilities and Derivative Liabilities

	Gross Amounts
	of Recognized	Offsetting Asset	Collateral
Counterparty	Liabilities	or Liability(a)	Pledged(b)	Net Amount

BNP Paribas	$1,622,007	$(433)	$—	$1,621,574

(a)

Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

24	DECEMBER 31, 2023

Janus Henderson Multi-Sector Income Fund

Notes to Schedule of Investments and Other Information (unaudited)

Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Aggregate Bond Index is a broad-based measure of the investment grade, US dollar-denominated, fixed-rate taxable bond market.

EURIBOR	Euro Interbank Offered Rate
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PIK	Pay-in-kind (PIK) bonds give the issuer an option to make the interest payment in cash or additional securities.
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
TBA

(To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2023 is $2,340,173,817, which represents 67.6% of net assets.

*	Non-income producing security.
ƒ

All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date. See Notes to Financial Statements.

‡

Variable or floating rate security. Rate shown is the current rate as of December 31, 2023. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of December 31, 2023.
#	Loaned security; a portion of the security is on loan at December 31, 2023.
µ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.
Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
◊	Zero coupon bond.
¤

Interest only security. An interest only security represents the interest only portion of a pool of underlying mortgages or mortgage-backed securities which are separated and sold individually from the principal portion of the securities. Principal amount shown represents the par value on which interest payments are based.

Ø	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended December 31, 2023 is $10,785, which represents 0.0% of net assets.
£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

Janus Investment Fund	25

Janus Henderson Multi-Sector Income Fund

Notes to Schedule of Investments and Other Information (unaudited)

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2023. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$1,961,411,302	$-
Bank Loans and Mezzanine Loans	-	153,689,235	-
Corporate Bonds	-	850,196,180	-
Foreign Government Bonds	-	76,697,985	-
Mortgage-Backed Securities	-	930,267,640	-
Common Stocks	39,049	-	-
Preferred Stocks	-	874,592	10,785
Investment Companies	-	199,666,655	-
Investments Purchased with Cash Collateral from Securities Lending	-	16,543,688	-
Total Investments in Securities	$39,049	$4,189,347,277	$10,785
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	433	-
Futures Contracts	24,598,857	-	-
Total Assets	$24,637,906	$4,189,347,710	$10,785
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$1,622,007	$-
Futures Contracts	9,684,228	-	-
Centrally Cleared Swaps	-	426,186	-
Total Liabilities	$9,684,228	$2,048,193	$-

(a)

Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

26	DECEMBER 31, 2023

Janus Henderson Multi-Sector Income Fund

Statement of Assets and Liabilities (unaudited)

December 31, 2023

See footnotes at the end of the Statement.

Assets:
Unaffiliated investments, at value (cost $4,073,770,648)(1)	$3,976,495,506
Affiliated investments, at value (cost $212,901,605)	212,901,605
Cash	565,382
Deposits with brokers for centrally cleared derivatives	921,354
Deposits with brokers for futures	11,270,000
Forward foreign currency exchange contracts	433
Cash denominated in foreign currency (cost $202,599)	202,599
Variation margin receivable on futures contracts	957,949
Variation margin receivable on centrally cleared swaps	27,655
Trustees' deferred compensation	94,377
Receivables:
Interest	30,702,087
Investments sold	15,651,817
Fund shares sold	10,529,917
Dividends from affiliates	757,284
Other assets	2,871,670
Total Assets	4,263,949,635
Liabilities:
Collateral for securities loaned (Note 3)	16,543,688
Forward foreign currency exchange contracts	1,622,007
Payables:	—
TBA investments purchased	759,464,699
Investments purchased	12,567,759
Fund shares repurchased	8,435,748
Advisory fees	1,635,745
Dividends	540,740
Transfer agent fees and expenses	392,484
Trustees' deferred compensation fees	94,377
12b-1 Distribution and shareholder servicing fees	59,215
Professional fees	39,541
Custodian fees	8,136
Affiliated fund administration fees payable	7,357
Trustees' fees and expenses	1,843
Accrued expenses and other payables	630,866
Total Liabilities	802,044,205
Commitments and contingent liabilities (Note 4)
Net Assets	$3,461,905,430

See Notes to Financial Statements.

Janus Investment Fund	27

Janus Henderson Multi-Sector Income Fund

Statement of Assets and Liabilities (unaudited)

December 31, 2023

Net Assets Consist of:
Capital (par value and paid-in surplus)	$3,925,112,608
Total distributable earnings (loss)	(463,207,178)
Total Net Assets	$3,461,905,430
Net Assets - Class A Shares	$41,696,596
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	4,855,196
Net Asset Value Per Share(2)	$8.59
Maximum Offering Price Per Share(3)	$9.02
Net Assets - Class C Shares	$58,297,422
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	6,786,163
Net Asset Value Per Share(2)	$8.59
Net Assets - Class D Shares	$88,183,581
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	10,264,883
Net Asset Value Per Share	$8.59
Net Assets - Class I Shares	$3,102,120,683
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	361,186,548
Net Asset Value Per Share	$8.59
Net Assets - Class N Shares	$85,970,579
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	10,007,913
Net Asset Value Per Share	$8.59
Net Assets - Class S Shares	$2,607,846
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	303,739
Net Asset Value Per Share	$8.59
Net Assets - Class T Shares	$83,028,723
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	9,669,296
Net Asset Value Per Share	$8.59

(1) Includes $15,791,643 of securities on loan. See Note 3 in Notes to Financial Statements.

(2) Redemption price per share may be reduced for any applicable contingent deferred sales charge.

(3) Maximum offering price is computed at 100/95.25 of net asset value.

See Notes to Financial Statements.

28	DECEMBER 31, 2023

Janus Henderson Multi-Sector Income Fund

Statement of Operations (unaudited)

For the period ended December 31, 2023

Investment Income:
Interest	$115,202,704
Dividends from affiliates	3,183,973
Affiliated securities lending income, net	124,276
Unaffiliated securities lending income, net	33,694
Dividends	4,055
Other income	621,312
Foreign tax withheld	(607)
Total Investment Income	119,169,407
Expenses:
Advisory fees	8,648,631
12b-1 Distribution and shareholder servicing fees:
Class A Shares	45,707
Class C Shares	277,691
Class S Shares	2,955
Transfer agent administrative fees and expenses:
Class D Shares	49,481
Class S Shares	2,955
Class T Shares	107,455
Transfer agent networking and omnibus fees:
Class A Shares	10,735
Class C Shares	21,441
Class I Shares	1,354,123
Other transfer agent fees and expenses:
Class A Shares	880
Class C Shares	1,055
Class D Shares	5,986
Class I Shares	58,751
Class N Shares	1,596
Class S Shares	22
Class T Shares	478
Registration fees	188,965
Shareholder reports expense	87,501
Professional fees	54,031
Affiliated fund administration fees	38,858
Trustees’ fees and expenses	31,700
Custodian fees	23,224
Other expenses	178,828
Total Expenses	11,193,049
Less: Excess Expense Reimbursement and Waivers	(4,685)
Net Expenses	11,188,364
Net Investment Income/(Loss)	107,981,043

See Notes to Financial Statements.

Janus Investment Fund	29

Janus Henderson Multi-Sector Income Fund

Statement of Operations (unaudited)

For the period ended December 31, 2023

Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	$(27,321,407)
Investments in affiliates	(980)
Forward foreign currency exchange contracts	1,540,149
Futures contracts	(31,237,839)
Swap contracts	303,659
Total Net Realized Gain/(Loss) on Investments	(56,716,418)
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees’ deferred compensation	102,957,092
Investments in affiliates	354
Forward foreign currency exchange contracts	(1,570,857)
Futures contracts	23,237,095
Swap contracts	(426,186)
Total Change in Unrealized Net Appreciation/Depreciation	124,197,498
Net Increase/(Decrease) in Net Assets Resulting from Operations	$175,462,123

See Notes to Financial Statements.

30	DECEMBER 31, 2023

Janus Henderson Multi-Sector Income Fund

Statements of Changes in Net Assets

	Period ended December 31, 2023 (unaudited)	Year ended June 30, 2023

Operations:
Net investment income/(loss)	$107,981,043	$165,702,263
Net realized gain/(loss) on investments	(56,716,418)	(234,686,417)
Change in unrealized net appreciation/depreciation	124,197,498	138,649,078
Net Increase/(Decrease) in Net Assets Resulting from Operations	175,462,123	69,664,924
Dividends and Distributions to Shareholders:
Class A Shares	(1,252,191)	(2,385,795)
Class C Shares	(1,677,220)	(2,901,630)
Class D Shares	(2,995,100)	(5,127,265)
Class I Shares	(97,854,446)	(144,264,596)
Class N Shares	(2,812,910)	(4,351,757)
Class S Shares	(78,332)	(78,993)
Class T Shares	(2,975,607)	(6,949,103)
Total Dividends and Distributions to Shareholders	(109,645,806)	(166,059,139)
Return of Capital on Dividends and Distributions
Class A Shares	—	(38,203)
Class C Shares	—	(46,463)
Class D Shares	—	(82,101)
Class I Shares	—	(2,310,054)
Class N Shares	—	(69,683)
Class S Shares	—	(1,265)
Class T Shares	—	(111,273)
Total Return of Capital Dividends and Distributions	—	(2,659,042)
Net Decrease from Dividends and Distributions to Shareholders	(109,645,806)	(168,718,181)
Capital Share Transactions:
Class A Shares	6,797,840	(13,711,287)
Class C Shares	1,914,423	(5,080,081)
Class D Shares	791,535	(2,303,288)
Class I Shares	492,492,969	111,338,742
Class N Shares	10,617,280	7,846,063
Class S Shares	533,696	867,431
Class T Shares	(13,209,634)	(58,394,849)
Net Increase/(Decrease) from Capital Share Transactions	499,938,109	40,562,731
Net Increase/(Decrease) in Net Assets	565,754,426	(58,490,526)
Net Assets:
Beginning of period	2,896,151,004	2,954,641,530
End of period	$3,461,905,430	$2,896,151,004

See Notes to Financial Statements.

Janus Investment Fund	31

Janus Henderson Multi-Sector Income Fund

Financial Highlights

Class A Shares
For a share outstanding during the period ended December 31, 2023 (unaudited) and the year ended June 30	2023	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$8.44	$8.73	$10.12	$9.47	$9.89	$9.66
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.28	0.48	0.33	0.39	0.40	0.42
Net realized and unrealized gain/(loss)	0.16	(0.27)	(1.33)	0.67	(0.34)	0.25
Total from Investment Operations	0.44	0.21	(1.00)	1.06	0.06	0.67
Less Dividends and Distributions:
Dividends (from net investment income)	(0.29)	(0.49)	(0.36)	(0.41)	(0.40)	(0.44)
Distributions (from capital gains)	—	—	(0.03)	—	(0.05)	—
Return of capital	—	(0.01)	—(2)	—	(0.03)	—
Total Dividends and Distributions	(0.29)	(0.50)	(0.39)	(0.41)	(0.48)	(0.44)
Net Asset Value, End of Period	$8.59	$8.44	$8.73	$10.12	$9.47	$9.89
Total Return*	5.31%	2.50%	(10.18)%	11.38%(3)	0.61%	7.11%
Net Assets, End of Period (in thousands)	$41,697	$34,132	$49,566	$67,032	$49,168	$20,276
Average Net Assets for the Period (in thousands)	$36,490	$42,121	$63,735	$57,669	$40,103	$14,907
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.91%	0.93%	0.90%	0.91%	0.92%	1.05%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.91%	0.93%	0.90%	0.91%	0.92%	1.00%
Ratio of Net Investment Income/(Loss)	6.72%	5.64%	3.43%	3.91%	4.19%	4.35%
Portfolio Turnover Rate(4)	23%	62%	75%	119%	188%	142%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Less than $0.005 on a per share basis.

(3) 0.01% of the Fund’s total return consists of a voluntary reimbursement by the Adviser for realized investment losses and another 0.04% consists of a gain on an investment not meeting the investment guidelines of the Fund.  Excluding these items, total return would have been 11.33%.

(4) Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

See Notes to Financial Statements.

32	DECEMBER 31, 2023

Janus Henderson Multi-Sector Income Fund

Financial Highlights

Class C Shares
For a share outstanding during the period ended December 31, 2023 (unaudited) and the year ended June 30	2023	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$8.44	$8.74	$10.12	$9.47	$9.89	$9.67
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.25	0.43	0.26	0.32	0.33	0.35
Net realized and unrealized gain/(loss)	0.15	(0.29)	(1.33)	0.67	(0.35)	0.23
Total from Investment Operations	0.40	0.14	(1.07)	0.99	(0.02)	0.58
Less Dividends and Distributions:
Dividends (from net investment income)	(0.25)	(0.43)	(0.28)	(0.34)	(0.33)	(0.36)
Distributions (from capital gains)	—	—	(0.03)	—	(0.05)	—
Return of capital	—	(0.01)	—(2)	—	(0.02)	—
Total Dividends and Distributions	(0.25)	(0.44)	(0.31)	(0.34)	(0.40)	(0.36)
Net Asset Value, End of Period	$8.59	$8.44	$8.74	$10.12	$9.47	$9.89
Total Return*	4.90%	1.65%	(10.75)%	10.58%(3)	(0.18)%	6.20%
Net Assets, End of Period (in thousands)	$58,297	$55,343	$62,504	$71,133	$63,574	$30,350
Average Net Assets for the Period (in thousands)	$55,189	$57,811	$73,171	$67,010	$50,662	$20,980
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.66%	1.64%	1.66%	1.64%	1.71%	1.79%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.66%	1.64%	1.66%	1.64%	1.71%	1.76%
Ratio of Net Investment Income/(Loss)	5.96%	4.99%	2.70%	3.19%	3.43%	3.60%
Portfolio Turnover Rate(4)	23%	62%	75%	119%	188%	142%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Less than $0.005 on a per share basis.

(3) 0.01% of the Fund’s total return consists of a voluntary reimbursement by the Adviser for realized investment losses and another 0.04% consists of a gain on an investment not meeting the investment guidelines of the Fund.  Excluding these items, total return would have been 10.53%.

(4) Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

See Notes to Financial Statements.

Janus Investment Fund	33

Janus Henderson Multi-Sector Income Fund

Financial Highlights

Class D Shares
For a share outstanding during the period ended December 31, 2023 (unaudited) and the year ended June 30	2023	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$8.44	$8.74	$10.12	$9.47	$9.89	$9.67
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.29	0.50	0.35	0.40	0.42	0.44
Net realized and unrealized gain/(loss)	0.15	(0.29)	(1.33)	0.68	(0.35)	0.23
Total from Investment Operations	0.44	0.21	(0.98)	1.08	0.07	0.67
Less Dividends and Distributions:
Dividends (from net investment income)	(0.29)	(0.50)	(0.37)	(0.43)	(0.41)	(0.45)
Distributions (from capital gains)	—	—	(0.03)	—	(0.05)	—
Return of capital	—	(0.01)	—(2)	—	(0.03)	—
Total Dividends and Distributions	(0.29)	(0.51)	(0.40)	(0.43)	(0.49)	(0.45)
Net Asset Value, End of Period	$8.59	$8.44	$8.74	$10.12	$9.47	$9.89
Total Return*	5.40%	2.55%	(9.93)%	11.57%(3)	0.77%	7.18%
Net Assets, End of Period (in thousands)	$88,184	$85,806	$91,299	$108,418	$78,091	$57,522
Average Net Assets for the Period (in thousands)	$85,276	$86,965	$104,991	$91,918	$79,433	$42,770
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.74%	0.76%	0.73%	0.74%	0.76%	0.88%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.74%	0.76%	0.73%	0.74%	0.76%	0.84%
Ratio of Net Investment Income/(Loss)	6.88%	5.88%	3.61%	4.07%	4.30%	4.54%
Portfolio Turnover Rate(4)	23%	62%	75%	119%	188%	142%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Less than $0.005 on a per share basis.

(3) 0.01% of the Fund’s total return consists of a voluntary reimbursement by the Adviser for realized investment losses and another 0.04% consists of a gain on an investment not meeting the investment guidelines of the Fund.  Excluding these items, total return would have been 11.52%.

(4) Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

See Notes to Financial Statements.

34	DECEMBER 31, 2023

Janus Henderson Multi-Sector Income Fund

Financial Highlights

Class I Shares
For a share outstanding during the period ended December 31, 2023 (unaudited) and the year ended June 30	2023	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$8.44	$8.73	$10.12	$9.47	$9.88	$9.66
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.29	0.51	0.36	0.41	0.43	0.44
Net realized and unrealized gain/(loss)	0.16	(0.29)	(1.34)	0.67	(0.34)	0.24
Total from Investment Operations	0.45	0.22	(0.98)	1.08	0.09	0.68
Less Dividends and Distributions:
Dividends (from net investment income)	(0.30)	(0.50)	(0.38)	(0.43)	(0.42)	(0.46)
Distributions (from capital gains)	—	—	(0.03)	—	(0.05)	—
Return of capital	—	(0.01)	—(2)	—	(0.03)	—
Total Dividends and Distributions	(0.30)	(0.51)	(0.41)	(0.43)	(0.50)	(0.46)
Net Asset Value, End of Period	$8.59	$8.44	$8.73	$10.12	$9.47	$9.88
Total Return*	5.42%	2.72%	(9.99)%	11.63%(3)	0.93%	7.25%
Net Assets, End of Period (in thousands)	$3,102,121	$2,550,145	$2,522,907	$2,570,289	$1,805,985	$909,014
Average Net Assets for the Period (in thousands)	$2,760,400	$2,420,274	$2,803,141	$2,061,334	$1,542,112	$476,391
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.69%	0.72%	0.69%	0.69%	0.70%	0.80%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.69%	0.72%	0.69%	0.69%	0.70%	0.78%
Ratio of Net Investment Income/(Loss)	6.94%	5.95%	3.68%	4.13%	4.42%	4.59%
Portfolio Turnover Rate(4)	23%	62%	75%	119%	188%	142%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Less than $0.005 on a per share basis.

(3) 0.01% of the Fund’s total return consists of a voluntary reimbursement by the Adviser for realized investment losses and another 0.04% consists of a gain on an investment not meeting the investment guidelines of the Fund.  Excluding these items, total return would have been 11.58%.

(4) Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

See Notes to Financial Statements.

Janus Investment Fund	35

Janus Henderson Multi-Sector Income Fund

Financial Highlights

Class N Shares
For a share outstanding during the period ended December 31, 2023 (unaudited) and the year ended June 30	2023	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$8.44	$8.74	$10.12	$9.47	$9.89	$9.67
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.29	0.51	0.37	0.42	0.44	0.45
Net realized and unrealized gain/(loss)	0.16	(0.29)	(1.33)	0.67	(0.36)	0.24
Total from Investment Operations	0.45	0.22	(0.96)	1.09	0.08	0.69
Less Dividends and Distributions:
Dividends (from net investment income)	(0.30)	(0.51)	(0.39)	(0.44)	(0.42)	(0.47)
Distributions (from capital gains)	—	—	(0.03)	—	(0.05)	—
Return of capital	—	(0.01)	—(2)	—	(0.03)	—
Total Dividends and Distributions	(0.30)	(0.52)	(0.42)	(0.44)	(0.50)	(0.47)
Net Asset Value, End of Period	$8.59	$8.44	$8.74	$10.12	$9.47	$9.89
Total Return*	5.47%	2.70%	(9.80)%	11.73%(3)	0.90%	7.32%
Net Assets, End of Period (in thousands)	$85,971	$73,779	$68,120	$121,983	$88,092	$6,763
Average Net Assets for the Period (in thousands)	$78,366	$71,508	$101,875	$104,964	$20,729	$3,933
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.60%	0.62%	0.59%	0.60%	0.63%	0.80%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.60%	0.62%	0.59%	0.60%	0.63%	0.71%
Ratio of Net Investment Income/(Loss)	7.03%	6.06%	3.73%	4.21%	4.68%	4.67%
Portfolio Turnover Rate(4)	23%	62%	75%	119%	188%	142%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Less than $0.005 on a per share basis.

(3) 0.01% of the Fund’s total return consists of a voluntary reimbursement by the Adviser for realized investment losses and another 0.04% consists of a gain on an investment not meeting the investment guidelines of the Fund.  Excluding these items, total return would have been 11.68%.

(4) Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

See Notes to Financial Statements.

36	DECEMBER 31, 2023

Janus Henderson Multi-Sector Income Fund

Financial Highlights

Class S Shares
For a share outstanding during the period ended December 31, 2023 (unaudited) and the year ended June 30	2023	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$8.43	$8.73	$10.11	$9.46	$9.91	$9.67
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.27	0.48	0.32	0.39	0.39	0.43
Net realized and unrealized gain/(loss)	0.17	(0.30)	(1.34)	0.67	(0.37)	0.27
Total from Investment Operations	0.44	0.18	(1.02)	1.06	0.02	0.70
Less Dividends and Distributions:
Dividends (from net investment income)	(0.28)	(0.47)	(0.33)	(0.41)	(0.39)	(0.46)
Distributions (from capital gains)	—	—	(0.03)	—	(0.05)	—
Return of capital	—	(0.01)	—(2)	—	(0.03)	—
Total Dividends and Distributions	(0.28)	(0.48)	(0.36)	(0.41)	(0.47)	(0.46)
Net Asset Value, End of Period	$8.59	$8.43	$8.73	$10.11	$9.46	$9.91
Total Return*	5.31%	2.16%	(10.30)%	11.32%(3)	0.19%	7.51%
Net Assets, End of Period (in thousands)	$2,608	$2,030	$1,202	$745	$987	$652
Average Net Assets for the Period (in thousands)	$2,355	$1,396	$890	$898	$775	$908
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.22%	1.34%	1.45%	1.33%	1.43%	1.36%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.14%	1.15%	1.15%	0.98%	1.03%	0.89%
Ratio of Net Investment Income/(Loss)	6.51%	5.66%	3.33%	3.88%	4.05%	4.47%
Portfolio Turnover Rate(4)	23%	62%	75%	119%	188%	142%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Less than $0.005 on a per share basis.

(3) 0.01% of the Fund’s total return consists of a voluntary reimbursement by the Adviser for realized investment losses and another 0.04% consists of a gain on an investment not meeting the investment guidelines of the Fund.  Excluding these items, total return would have been 11.27%.

(4) Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

See Notes to Financial Statements.

Janus Investment Fund	37

Janus Henderson Multi-Sector Income Fund

Financial Highlights

Class T Shares
For a share outstanding during the period ended December 31, 2023 (unaudited) and the year ended June 30	2023	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$8.43	$8.73	$10.12	$9.47	$9.89	$9.66
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.29	0.49	0.34	0.40	0.41	0.42
Net realized and unrealized gain/(loss)	0.16	(0.29)	(1.34)	0.67	(0.35)	0.25
Total from Investment Operations	0.45	0.20	(1.00)	1.07	0.06	0.67
Less Dividends and Distributions:
Dividends (from net investment income)	(0.29)	(0.49)	(0.36)	(0.42)	(0.40)	(0.44)
Distributions (from capital gains)	—	—	(0.03)	—	(0.05)	—
Return of capital	—	(0.01)	—(2)	—	(0.03)	—
Total Dividends and Distributions	(0.29)	(0.50)	(0.39)	(0.42)	(0.48)	(0.44)
Net Asset Value, End of Period	$8.59	$8.43	$8.73	$10.12	$9.47	$9.89
Total Return*	5.47%	2.45%	(10.12)%	11.47%(3)	0.67%	7.17%
Net Assets, End of Period (in thousands)	$83,029	$94,916	$159,043	$229,774	$285,912	$149,662
Average Net Assets for the Period (in thousands)	$86,201	$122,278	$202,714	$291,205	$250,371	$105,637
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.84%	0.86%	0.84%	0.85%	0.86%	0.98%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.83%	0.85%	0.83%	0.83%	0.86%	0.95%
Ratio of Net Investment Income/(Loss)	6.76%	5.65%	3.50%	4.01%	4.27%	4.42%
Portfolio Turnover Rate(4)	23%	62%	75%	119%	188%	142%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Less than $0.005 on a per share basis.

(3) 0.01% of the Fund’s total return consists of a voluntary reimbursement by the Adviser for realized investment losses and another 0.04% consists of a gain on an investment not meeting the investment guidelines of the Fund.  Excluding these items, total return would have been 11.42%.

(4) Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

See Notes to Financial Statements.

38	DECEMBER 31, 2023

Janus Henderson Multi-Sector Income Fund

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Janus Henderson Multi-Sector Income Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 38 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks high current income with a secondary focus on capital appreciation. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.

The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.

Shareholders, including individuals, accounts, as well as the Fund’s portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US GAAP")).

Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.

Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.

Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.

The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.

Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.

Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. Class I Shares are also available to certain direct institutional investors including, but not limited to, corporations, certain retirement plans, public plans, and foundations/endowments, who established Class I Share accounts before August 4, 2017.

Class N Shares are generally available only to financial intermediaries purchasing on behalf of: 1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to,

Janus Investment Fund	39

Janus Henderson Multi-Sector Income Fund

Notes to Financial Statements (unaudited)

corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.

Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.

Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.

The following accounting policies have been followed by the Fund and are in conformity with US GAAP.

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on

40	DECEMBER 31, 2023

Janus Henderson Multi-Sector Income Fund

Notes to Financial Statements (unaudited)

an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2023 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

The following describes the amounts of transfers into or out of Level 3 of the fair value hierarchy during the period.

Financial assets of $869,463 were transferred out of Level 3 to Level 2 since certain security’s prices were determined using other significant observable inputs at the end of the current fiscal period and significant unobservable inputs at the end of the prior fiscal year.

The Fund did not hold a significant amount of Level 3 securities as of December 31, 2023.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on the accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

Expenses

The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.

Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

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Janus Henderson Multi-Sector Income Fund

Notes to Financial Statements (unaudited)

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Dividends and Distributions

Dividends are declared daily and distributed monthly for the Fund. Realized capital gains, if any, are declared and distributed in December. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.

The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

2. Derivative Instruments

The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on futures contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the period ended December 31, 2023 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.

The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its

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Janus Henderson Multi-Sector Income Fund

Notes to Financial Statements (unaudited)

investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.

In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.

• Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities

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Notes to Financial Statements (unaudited)

with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser’s ability to establish and maintain appropriate systems and trading.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Fund may also invest in forward currency contracts for non-hedging purposes such as seeking to enhance returns. The Fund is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.

Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE are used to value the forward currency contracts. The unrealized appreciation/(depreciation) for forward currency contracts is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations for the change in unrealized net appreciation/depreciation (if applicable). The realized gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing a forward currency contract is reported on the Statement of Operations (if applicable).

During the period, the Fund entered into forward currency contracts with the obligation to purchase foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.

During the period, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.

Futures Contracts

A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Fund may enter into futures contracts to gain exposure to the stock market or other markets pending investment of cash balances or to meet liquidity needs. The Fund is subject to interest rate risk, equity risk, and currency risk in the normal course of pursuing its investment objective through its investments in futures contracts. The Fund may also use such derivative instruments to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Futures contracts are valued at the settlement price on valuation date on the exchange as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the Actual Settlement Price or “ASET” price type as reported by an approved vendor. In the event that foreign futures trade when the foreign equity markets are closed, the last foreign futures trade price shall be used. Futures contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities (if applicable). The change in unrealized net appreciation/depreciation is reported on the Statement of Operations (if applicable). When a contract is closed, a realized gain or loss is reported on the Statement of Operations (if applicable), equal to the difference between the opening and closing value of the contract. Securities held by the Fund that are designated as collateral for market value on futures contracts are noted on the Schedule of Investments (if applicable). Such collateral is in the possession of the Fund’s futures commission merchant.

With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

During the period, the Fund purchased interest rate futures to increase exposure to interest rate risk.

During the period, the Fund sold interest rate futures to decrease exposure to interest rate risk.

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Janus Henderson Multi-Sector Income Fund

Notes to Financial Statements (unaudited)

Swaps

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Fund. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap transactions may in some instances involve the delivery of securities or other underlying assets by the Fund or its counterparty to collateralize obligations under the swap. If the other party to a swap that is not collateralized defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If the other party to a swap defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund’s total return.

Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements. Regulations enacted require the Fund to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Fund will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member. Alternatively, the Fund may enter into a swap with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the swap to be transferred to the FCM for clearing. The Fund may also enter into a swap with the FCM itself. The CCP, the FCM, and the Executing Dealer are all subject to regulatory oversight by the U.S. Commodity Futures Trading Commission (“CFTC”). A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from an Executing Dealer to the FCM for clearing, may expose the Fund to losses, increase its costs, or prevent the Fund from entering or exiting swap positions, accessing collateral, or fully implementing its investment strategies. The regulatory requirement to clear certain swaps could, either temporarily or permanently, reduce the liquidity of cleared swaps or increase the costs of entering into those swaps.

Index swaps, interest rate swaps, inflation swaps and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades. The market value of swap contracts are aggregated by positive and negative values and are disclosed separately as an asset or liability on the Fund’s Statement of Assets and Liabilities (if applicable). Realized gains and losses are reported on the Fund’s Statement of Operations (if applicable). The change in unrealized net appreciation or depreciation during the period is included in the Statement of Operations (if applicable).

The Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.

The Fund may enter into various types of credit default swap agreements, including OTC credit default swap agreements, for investment purposes, to add leverage to its Fund, or to hedge against widening credit spreads on high-yield/high-risk bonds. Credit default swaps are a specific kind of counterparty agreement that allow the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments. Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk, counterparty risk, and credit risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable

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Notes to Financial Statements (unaudited)

obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.

As a buyer of credit protection, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default or other credit event by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, the Fund as buyer would pay to the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and potentially received no benefit from the contract.

If the Fund is the seller of credit protection against a particular security, the Fund would receive an up-front or periodic payment to compensate against potential credit events. As the seller in a credit default swap contract, the Fund would be required to pay the par value (the “notional value”) (or other agreed-upon value) of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional value of the swap. The maximum potential amount of future payments (undiscounted) that the Fund as a seller could be required to make in a credit default transaction would be the notional amount of the agreement.

The Fund may invest in CDXs. A CDX is a swap on an index of credit default swaps. CDXs allow an investor to manage credit risk or take a position on a basket of credit entities (such as credit default swaps or commercial mortgage-backed securities) in a more efficient manner than transacting in a single-name CDS. If a credit event occurs in one of the underlying companies, the protection is paid out via the delivery of the defaulted bond by the buyer of protection in return for a payment of notional value of the defaulted bond by the seller of protection or it may be settled through a cash settlement between the two parties. The underlying company is then removed from the index. If the Fund holds a long position in a CDX, the Fund would indirectly bear its proportionate share of any expenses paid by a CDX. A Fund holding a long position in CDXs typically receives income from principal or interest paid on the underlying securities. By investing in CDXs, the Fund could be exposed to illiquidity risk, counterparty risk, and credit risk of the issuers of the underlying loan obligations and of the CDX markets. If there is a default by the CDX counterparty, the Fund will have contractual remedies pursuant to the agreements related to the transaction. CDXs also bear the risk that the Fund will not be able to meet its obligation to the counterparty.

During the period, the Fund purchased protection via the credit default swap market in order to reduce credit risk exposure to individual corporates, countries and/or credit indices where reducing this exposure via the cash bond market was less attractive.

3. Other Investments and Strategies

Market Risk

The Fund may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes, or adverse developments specific to the issuer.

The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.

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Janus Henderson Multi-Sector Income Fund

Notes to Financial Statements (unaudited)

• COVID-19 Pandemic. The effects of COVID-19 have contributed to increased volatility in global financial markets and have affected and may continue to affect certain countries, regions, issuers, industries and market sectors more dramatically than others. These conditions and events could have a significant impact on the Fund and its investments, the Fund’s ability to meet redemption requests, and the processes and operations of the Fund’s service providers, including the Adviser.

• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.

Loans

The Fund may invest in various commercial loans, including bank loans, bridge loans, debtor-in-possession (“DIP”) loans, mezzanine loans, and other fixed and floating rate loans. These loans may be acquired through loan participations and assignments or on a when-issued basis. Commercial loans will comprise no more than 50% of the Fund’s total assets. Below are descriptions of the types of loans held by the Fund as of December 31, 2023.

• Bank Loans - Bank loans are obligations of companies or other entities entered into in connection with recapitalizations, acquisitions, and refinancings. The Fund’s investments in bank loans are generally acquired as a participation interest in, or assignment of, loans originated by a lender or other financial institution. These investments may include institutionally-traded floating and fixed-rate debt securities.

• Floating Rate Loans – Floating rate loans are debt securities that have floating interest rates, that adjust periodically, and are tied to a benchmark lending rate, such as London Interbank Offered Rate (“LIBOR”). In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks or the rate paid on large certificates of deposit traded in the secondary markets. If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Floating rate loans are typically issued to companies (‘‘borrowers’’) in connection with recapitalizations, acquisitions, and refinancings. Floating rate loan investments are generally below investment grade. Senior floating rate loans are secured by specific collateral of a borrower and are senior in the borrower’s capital structure. The senior position in the borrower’s capital structure generally gives holders of senior loans a claim on certain of the borrower’s assets that is senior to subordinated debt and preferred and common stock in the case of a borrower’s default. Floating rate loan investments may involve foreign borrowers, and investments may be denominated in foreign currencies. Floating rate loans often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. While the Fund generally expects to invest in fully funded term loans, certain of the loans in which the Fund may invest include revolving loans, bridge loans, and delayed draw term loans.

Purchasers of floating rate loans may pay and/or receive certain fees. The Fund may receive fees such as covenant waiver fees or prepayment penalty fees. The Fund may pay fees such as facility fees. Such fees may affect the Fund’s return.

• Mezzanine Loans - Mezzanine loans are secured by the stock of the company that owns the assets. Mezzanine loans are a hybrid of debt and equity financing that is typically used to fund the expansion of existing companies. A mezzanine loan is composed of debt capital that gives the lender the right to convert to an ownership or equity interest in the company if the loan is not paid back in time and in full. Mezzanine loans typically are the most subordinated debt obligation in an issuer’s capital structure.

Mortgage- and Asset-Backed Securities

Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer and commercial loans or receivables. The Fund may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government. Fannie Mae and Freddie Mac securities are not backed by the full faith and credit of the U.S. Government. In September 2008, the

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Janus Henderson Multi-Sector Income Fund

Notes to Financial Statements (unaudited)

Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.

The Fund may also purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact your return. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Mortgage- and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates. These risks may reduce the Fund’s returns. In addition, investments in mortgage- and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, extension risk (if interest rates rise), and liquidity risk than various other types of fixed-income securities. Additionally, although mortgage-backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.

Sovereign Debt

The Fund may invest in U.S. and non-U.S. government debt securities (“sovereign debt”). Some investments in sovereign debt, such as U.S. sovereign debt, are considered low risk. However, investments in sovereign debt, especially the debt of less developed countries, can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. The Fund may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities, which may adversely affect the Fund’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent the Fund invests in non-U.S. sovereign debt, it may be subject to currency risk.

TBA Commitments

The Fund may enter into “to be announced” or “TBA” commitments. TBAs are forward agreements for the purchase or sale of securities, including mortgage-backed securities, for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate, and mortgage terms. Although TBA securities must meet industry-accepted “good delivery” standards, there can be no assurance that a security purchased on forward commitment basis will ultimately be issued or delivered by the counterparty. During the settlement period, the Fund will still bear the risk of any decline in the value of the security to be delivered. Because TBA commitments do not require the delivery of a specific security, the characteristics of the security delivered to the Fund may be less favorable than expected. If the counterparty to a transaction fails to deliver the security, the Fund could suffer a loss. Cash collateral that has been pledged to cover the obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as Collateral for To Be Announced Transactions.

When-Issued, Delayed Delivery and Forward Commitment Transactions

The Fund may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights

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Janus Henderson Multi-Sector Income Fund

Notes to Financial Statements (unaudited)

and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund’s other investments. If the other party to a transaction fails to deliver the securities, the Fund could miss a favorable price or yield opportunity. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases are outstanding, the purchases may result in a form of leverage. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases (including TBA commitments) are outstanding, the purchases may result in a form of leverage.

When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to pay for the securities, the Fund could suffer a loss. Additionally, when selling a security on a when-issued, delayed delivery, or forward commitment basis without owning the security, the Fund will incur a loss if the security’s price appreciates in value such that the security’s price is above the agreed upon price on the settlement date. The Fund may dispose of or renegotiate a transaction after it is entered into, and may purchase or sell when-issued, delayed delivery or forward commitment securities before the settlement date, which may result in a gain or loss.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.

Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus

Janus Investment Fund	49

Janus Henderson Multi-Sector Income Fund

Notes to Financial Statements (unaudited)

Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).

Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of December 31, 2023, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $15,791,643. Gross amounts of recognized liabilities for securities lending (collateral received) as of December 31, 2023 is $16,543,688, resulting in the net amount due from the counterparty of $752,045.

Offsetting Assets and Liabilities

The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, in the event of a default and/or termination event, the Fund may offset with each counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment.

The Offsetting Assets and Liabilities tables located in the Schedule of Investments present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the “Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of December 31, 2023” table located in the Fund’s Schedule of Investments.

The Fund generally does not exchange collateral on its forward foreign currency contracts with its counterparties; however, all liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to these contracts. Certain securities may be segregated at the Fund’s custodian. These segregated securities are denoted on the accompanying Schedule of Investments and are evaluated daily to ensure their cover and/or market value equals or exceeds the Fund’s corresponding forward foreign currency exchange contract's obligation value.

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Janus Henderson Multi-Sector Income Fund

Notes to Financial Statements (unaudited)

4. Investment Advisory Agreements and Other Transactions with Affiliates

The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The following table reflects the Fund’s contractual investment advisory fee rate (expressed as an annual rate).

Average Daily Net Assets of the Fund	Contractual Investment Advisory Fee (%)
First $200 Million	0.60
Next $500 Million	0.57
Over $700 Million	0.55

The Fund’s actual investment advisory fee rate for the reporting period was 0.55% of average annual net assets before any applicable waivers.

The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to the management fee, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus fees payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate of 0.64% for at least a one-year period commencing on October 27, 2023. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.

The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser (or any subadvisor, as applicable) provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $226,421 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended December 31, 2023. The Fund's portion is reported as part of “Other expenses” on the Statement of Operations.

Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.

Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion – $49.9 billion	0.10%
Over $49.9 billion	0.08%

During the reporting period, the administrative services fee rate was 0.12%.

The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class S Shares and Class T Shares for providing or procuring administrative services to investors in

Janus Investment Fund	51

Janus Henderson Multi-Sector Income Fund

Notes to Financial Statements (unaudited)

Class S Shares and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class S Shares and Class T Shares.

Shareholder Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.

Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.

The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.

Class A Shares include a 4.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the period ended December 31, 2023, the Distributor retained upfront sales charges of $7,278.

A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to the Distributor during the period ended December 31, 2023.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended December 31, 2023, redeeming shareholders of Class C Shares paid CDSCs of $1,524.

The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation

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Janus Henderson Multi-Sector Income Fund

Notes to Financial Statements (unaudited)

of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of December 31, 2023 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended December 31, 2023 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $196,900 were paid by the Trust to the Trustees under the Deferred Plan during the period ended December 31, 2023.

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser  has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). The Sweep Vehicle is permitted to impose a liquidity fee (of up to 2%) on redemptions from the Sweep Vehicle or a redemption gate that temporarily suspends redemptions from the Sweep Vehicle for up to 10 business days during a 90 day period. There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended December 31, 2023 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

5. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Accumulated capital losses noted below represent net capital loss carryovers, as of June 30, 2023, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.

Capital Loss Carryover Schedule
For the year ended June 30, 2023
No Expiration
Short-Term	Long-Term	Accumulated Capital Losses
$(186,473,565)	$(146,393,646)	$ (332,867,211)

Janus Investment Fund	53

Janus Henderson Multi-Sector Income Fund

Notes to Financial Statements (unaudited)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2023 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, investments in partnerships, and investments in passive foreign investment companies.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$4,281,952,358	$69,061,348	$(161,616,595)	$ (92,555,247)

Information on the tax components of derivatives as of December 31, 2023 is as follows:

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$(1,173,842)	$24,599,290	$ (11,732,421)	$ 12,866,869

Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.

54	DECEMBER 31, 2023

Janus Henderson Multi-Sector Income Fund

Notes to Financial Statements (unaudited)

6. Capital Share Transactions

	Period ended December 31, 2023		Year ended June 30, 2023
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	1,770,087	$ 14,859,490	1,597,155	$ 13,653,908
Reinvested dividends and distributions	142,739	1,196,012	277,849	2,354,715
Shares repurchased	(1,104,116)	(9,257,662)	(3,504,055)	(29,719,910)
Net Increase/(Decrease)	808,710	$ 6,797,840	(1,629,051)	$ (13,711,287)
Class C Shares:
Shares sold	948,375	$ 7,962,221	890,839	$ 7,555,783
Reinvested dividends and distributions	196,097	1,643,051	344,568	2,919,683
Shares repurchased	(917,295)	(7,690,849)	(1,831,842)	(15,555,547)
Net Increase/(Decrease)	227,177	$ 1,914,423	(596,435)	$ (5,080,081)
Class D Shares:
Shares sold	1,060,252	$ 8,872,109	1,536,322	$ 13,099,257
Reinvested dividends and distributions	324,645	2,720,053	565,428	4,792,347
Shares repurchased	(1,288,999)	(10,800,627)	(2,384,484)	(20,194,892)
Net Increase/(Decrease)	95,898	$ 791,535	(282,734)	$ (2,303,288)
Class I Shares:
Shares sold	117,212,163	$980,268,234	153,087,255	$1,298,871,566
Reinvested dividends and distributions	11,374,789	95,291,055	16,912,083	143,268,553
Shares repurchased	(69,700,033)	(583,066,320)	(156,597,238)	(1,330,801,377)
Net Increase/(Decrease)	58,886,919	$492,492,969	13,402,100	$ 111,338,742
Class N Shares:
Shares sold	2,304,398	$ 19,288,215	3,681,449	$ 31,124,939
Reinvested dividends and distributions	302,247	2,532,435	456,474	3,865,951
Shares repurchased	(1,342,366)	(11,203,370)	(3,191,730)	(27,144,827)
Net Increase/(Decrease)	1,264,279	$ 10,617,280	946,193	$ 7,846,063
Class S Shares:
Shares sold	93,926	$ 787,411	164,764	$ 1,400,868
Reinvested dividends and distributions	9,358	78,332	9,470	80,162
Shares repurchased	(40,227)	(332,047)	(71,246)	(613,599)
Net Increase/(Decrease)	63,057	$ 533,696	102,988	$ 867,431
Class T Shares:
Shares sold	598,901	$ 5,021,457	4,138,666	$ 35,370,261
Reinvested dividends and distributions	353,614	2,962,461	829,823	7,036,060
Shares repurchased	(2,537,485)	(21,193,552)	(11,930,238)	(100,801,170)
Net Increase/(Decrease)	(1,584,970)	$(13,209,634)	(6,961,749)	$ (58,394,849)

7. Purchases and Sales of Investment Securities

For the period ended December 31, 2023, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$1,050,614,636	$685,173,418	$ -	$ -

Janus Investment Fund	55

Janus Henderson Multi-Sector Income Fund

Notes to Financial Statements (unaudited)

8. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2023 and through the date of issuance of the Fund’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

56	DECEMBER 31, 2023

Janus Henderson Multi-Sector Income Fund

Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093; (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov. Additionally, information regarding the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is also available, free of charge, through janushenderson.com/proxyvoting and from the SEC’s website at http://www.sec.gov.

Full Holdings

The Fund files its complete portfolio holdings (schedule of investments) with the SEC as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to shareholders. The Fund’s Form N-PORT filings and annual and semiannual reports: (i) are available on the SEC’s website at http://www.sec.gov; and (ii) are available without charge, upon request, by calling a Janus Henderson representative at 1-877-335-2687 (toll free) (or 1-800-525-3713 if you hold Class D shares). Portfolio holdings consisting of at least the names of the holdings are generally available on a monthly basis with a 30-day lag under Full Holdings for the Fund at janushenderson.com/info (or janushenderson.com/reports if you hold Class D Shares).

APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD

The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.

In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.

At meetings held on November 3, 2023 and December 14-15, 2023, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2024 through February 1, 2025, subject to earlier termination as provided for in each agreement.

In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.

Nature, Extent and Quality of Services

The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of the Adviser, particularly noting those employees who provide investment and risk management

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services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.

In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.

The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.

Performance of the Funds

The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2023, approximately 44% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2023, approximately 50% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average 2023 performance has been reasonable, noting that: (i) for the 12 months ended September 30, 2023, approximately 43% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; (ii) for the 36 months ended September 30, 2023, approximately 45% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; and (iii) for the 5- and 10-year periods ended September 30, 2023, approximately 63% and 66% of the Janus Henderson Funds were in the top two quartiles of performance, respectively, as reported by Morningstar.

The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

· For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12

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months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

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• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

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U.S. Equity Funds

• For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend is improving.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the evaluated performance period ended June 30, 2023. The Trustees noted that the 12- and 36-month end performance periods ended June 30, 2023 were not yet available.

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• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.

Costs of Services Provided

The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 6% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.

For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, changes in portfolio management, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.

The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.

The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that the Adviser noted that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant referenced its past analyses from 2022, which found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to funds subadvised by the Adviser and to the fees the Adviser charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 9 of 11 Janus Henderson Funds had lower management fees than similar funds subadvised by the Adviser. As part of their review of the 2022 independent consultant findings, the Trustees noted that for the two Janus Henderson Funds that did not have lower management fees than similar funds subadvised by the Adviser, management fees for each were under the average of its 15(c) peer group.

The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2022 (except for Janus Henderson U.S. Dividend Income Fund, for which the period end was March 31, 2023) and noted the following with

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regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Developed World Bond Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

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• For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

U.S. Equity Funds

• For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were

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reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.

Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized

Janus Investment Fund	65

Janus Henderson Multi-Sector Income Fund

Additional Information (unaudited)

by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that the Adviser reported no changes to its allocation methodology for the 2023 15(c) process; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.

The Trustees concluded that the management fees payable by each Janus Henderson Fund to the Adviser were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.

Economies of Scale

The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2023 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 28% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 41% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the Janus Henderson Fund is small/midsized and higher fees when the Janus Henderson Fund grows in assets.

With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2023 report that (1) 70% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.

The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.

Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.

66	DECEMBER 31, 2023

Janus Henderson Multi-Sector Income Fund

Additional Information (unaudited)

Other Benefits to the Adviser

The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.

Janus Investment Fund	67

Janus Henderson Multi-Sector Income Fund

Useful Information About Your Fund Report (unaudited)

Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in the Fund with one or more widely used market indices. When comparing the performance of the Fund with an index, keep in mind that market indices are not available for investment and do not reflect deduction of expenses.

Average annual total returns are quoted for a Fund with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Cumulative total returns are quoted for a Fund with less than one year of performance history. Cumulative total return is the growth or decline in value of an investment over time, independent of the period of time involved. Cumulative total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Fund’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of the Adviser and reflects the Fund’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Fund’s Schedule of Investments. This schedule reports the types of securities held in the Fund on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Fund invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Fund exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. A company may be allocated to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities, or the country where a majority of the company’s revenues are derived. The Fund’s Schedule of Investments relies upon the industry group and country classifications published by Bloomberg and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Fund’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Fund on the last day of the reporting period.

The Fund’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Fund shares sold to investors but not yet settled. The Fund’s liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Fund’s net assets. Because the Fund must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Fund’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

68	DECEMBER 31, 2023

Janus Henderson Multi-Sector Income Fund

Useful Information About Your Fund Report (unaudited)

Statement of Operations

This statement details the Fund’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Fund holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Fund.

The next section reports the expenses incurred by the Fund, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Fund will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Fund during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Fund holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets

These statements report the increase or decrease in the Fund’s net assets during the reporting period. Changes in the Fund’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Fund’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Fund’s investment operations. The Fund’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Fund to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Fund’s net assets will not be affected.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Fund through purchases or withdrawals via redemptions. The Fund’s net assets will increase and decrease in value as investors purchase and redeem shares from the Fund.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Fund’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the total return for the period. The total return may include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. As a result, the total return may differ from the total return reflected for individual shareholder transactions. Also included are ratios of expenses and net investment income to average net assets.

The Fund’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Fund during the reporting period. Do not confuse this ratio with the Fund’s yield. The net investment income ratio is not a true measure of the Fund’s yield because it does not take into account the dividends distributed to the Fund’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Fund. Portfolio turnover is affected by market conditions, changes in the asset size of the Fund, fluctuating volume of shareholder purchase and redemption orders, the nature of the Fund’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the

Janus Investment Fund	69

Janus Henderson Multi-Sector Income Fund

Useful Information About Your Fund Report (unaudited)

portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

70	DECEMBER 31, 2023

Janus Henderson Multi-Sector Income Fund

Notes

NotesPage1

Janus Investment Fund	71

Janus Henderson Multi-Sector Income Fund

Notes

NotesPage2

72	DECEMBER 31, 2023

Janus Henderson Multi-Sector Income Fund

Notes

NotesPage3

Janus Investment Fund	73

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc Mutual funds distributed by Janus Henderson Distributors US LLC
125-24-93028 02-24

SEMIANNUAL REPORT December 31, 2023

Janus Henderson Responsible International Dividend Fund

Janus Investment Fund

HIGHLIGHTS • Investment strategy behind your fund • Fund performance, characteristics and holdings

Janus Henderson Responsible International Dividend Fund

Ben Lofthouse co-portfolio manager	Faizan Baig co-portfolio manager

Important Notice – Tailored Shareholder Reports

Effective January 24, 2023, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments that require mutual funds and exchange-traded funds to provide shareholders with streamlined annual and semi-annual shareholder reports that highlight key information. Other information, including financial statements, that currently appears in shareholder reports will be made available online, delivered free of charge to shareholders upon request, and filed with the SEC. The first tailored shareholder report for the Fund will be for the reporting period ending June 30, 2024. Currently, management is evaluating the impact of the rule and form amendments on the content of the Fund’s current shareholder reports.

Janus Henderson Responsible International Dividend Fund (unaudited)

Fund At A Glance

December 31, 2023

5 Top Contributors - Equity Sleeve Holdings			5 Top Detractors - Equity Sleeve Holdings
	Average Weight	Relative Contribution		Average Weight	Relative Contribution
MediaTek Inc	1.71%	0.65%	Cie Financiere Richemont SA (REG)	2.93%	-0.62%
RELX PLC	4.41%	0.53%	AIA Group Ltd	2.32%	-0.38%
Novo Nordisk A/S - Class B	3.29%	0.39%	Unilever PLC	3.39%	-0.32%
ASML Holding NV	0.69%	0.23%	Sanofi	2.92%	-0.31%
Tokyo Electron Ltd	1.75%	0.22%	AstraZeneca PLC	3.24%	-0.24%

	5 Top Contributors - Equity Sleeve Sectors*
		Relative	Equity Sleeve	MSCI World ex-USA Index
		Contribution	Average Weight	Average Weight
	Information Technology	1.29%	19.03%	8.15%
	Industrials	0.75%	14.43%	15.67%
	Other**	0.29%	5.08%	0.00%
	Utilities	0.05%	2.03%	3.41%
	Communication Services	0.02%	6.71%	3.86%

	5 Top Detractors - Equity Sleeve Sectors*
		Relative	Equity Sleeve	MSCI World ex-USA Index
		Contribution	Average Weight	Average Weight
	Financials	-0.68%	13.92%	20.55%
	Materials	-0.44%	2.78%	7.84%
	Energy	-0.28%	0.00%	6.01%
	Real Estate	-0.21%	1.29%	2.16%
	Consumer Staples	-0.18%	9.04%	9.28%

Relative contribution reflects how the portolio's holdings impacted return relative to the benchmark. Cash and securities not held in the portfolio are not shown. For equity portfolios, relative contribution compares the performance of a security in the portfolio to the benchmark's total return, factoring in the difference in weight of that security in the benchmark. Returns are calculated using daily returns and previous day ending weights rolled up by ticker, excluding fixed income securities, gross of advisory fees, may exclude certain derivatives and will differ from actual performance.
Performance attribution reflects returns gross of advisory fees and may differ from actual returns as they are based on end of day holdings. Attribution is calculated by geometrically linking daily returns for the portfolio and index.

*	Based on sector classification according to the Global Industry Classification Standard (“GICS”) codes, which are the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
**	Not a GICS classified sector.

Janus Investment Fund	1

Janus Henderson Responsible International Dividend Fund (unaudited)

Fund At A Glance

December 31, 2023

5 Largest Equity Holdings - (% of Net Assets)
RELX PLC
Professional Services	3.9%
Samsung Electronics Co Ltd
Technology Hardware, Storage & Peripherals	3.8%
Nestle SA (REG)
Food Products	3.8%
Taiwan Semiconductor Manufacturing Co Ltd (ADR)
Semiconductor & Semiconductor Equipment	3.7%
Schneider Electric SE
Electrical Equipment	3.6%
18.8%

Asset Allocation - (% of Net Assets)
Common Stocks	90.4%
Investment Companies	4.9%
Preferred Stocks	3.8%
Other	0.9%
100.0%

Emerging markets comprised 9.6% of total net assets.

Top Country Allocations - Long Positions - (% of Investment Securities)
As of December 31, 2023	As of June 30, 2023

2	DECEMBER 31, 2023

Janus Henderson Responsible International Dividend Fund (unaudited)

Performance

See important disclosures on the next page.

Average Annual Total Return - for the periods ended December 31, 2023						Prospectus Expense Ratios
	Fiscal Year-to-Date	One Year	Five Year	Ten Year	Since Inception*	Total Annual Fund Operating Expenses‡	Net Annual Fund Operating Expenses‡
Class A Shares at NAV	5.67%	17.75%	8.31%	5.40%	7.08%	1.38%	1.16%
Class A Shares at MOP	-0.40%	11.00%	7.03%	4.87%	6.60%
Class C Shares at NAV	5.33%	16.99%	7.50%	4.62%	6.28%	2.14%	1.92%
Class C Shares at CDSC	4.33%	15.99%	7.50%	4.62%	6.28%
Class D Shares	5.76%	17.96%	8.48%	5.57%	7.23%	1.27%	0.99%
Class I Shares	5.78%	18.05%	8.53%	5.64%	7.32%	1.13%	0.94%
Class N Shares	5.83%	18.16%	8.63%	5.66%	7.32%	1.12%	0.84%
Class S Shares	5.75%	18.04%	8.51%	5.41%	7.05%	6.43%	1.35%
Class T Shares	5.72%	17.84%	8.36%	5.46%	7.12%	1.28%	1.09%
MSCI World ex-USA Index	5.97%	17.94%	8.45%	4.32%	6.60%
Morningstar Quartile - Class I Shares	-	2nd	2nd	1st	1st
Morningstar Ranking - based on total returns for Foreign Large Value	-	177/387	102/344	7/282	21/264

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.668.0434 (or 800.525.3713 if you hold shares directly with Janus Henderson) or visit janushenderson.com/performance (or janushenderson.com/allfunds if you hold shares directly with Janus Henderson).

Maximum Offering Price (MOP) returns include the maximum sales charge of 5.75%. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

CDSC returns include a 1% contingent deferred sales charge (CDSC) on Shares redeemed within 12 months of purchase. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

Janus Investment Fund	3

Janus Henderson Responsible International Dividend Fund (unaudited)

Performance

Performance may be affected by risks that include those associated with foreign and emerging markets, fixed income securities, high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), Environmental, Social and Governance (ESG) factors, non-diversification, portfolio turnover, derivatives, short sales, initial public offerings (IPOs) and potential conflicts of interest. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.

Returns include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

Returns of the Fund shown prior to June 5, 2017, are those for Henderson Dividend & Income Builder Fund (the “Predecessor Fund”), which merged into the Fund after the close of business on June 2, 2017. The Predecessor Fund was advised by Henderson Global Investors (North America) Inc. and subadvised by Henderson Investment Management Limited. Class A Shares, Class C Shares, Class I Shares, and Class R6 Shares of the Predecessor Fund were reorganized into Class A Shares, Class C Shares, Class I Shares, and Class N Shares, respectively, of the Fund. In connection with this reorganization, certain shareholders of the Predecessor Fund who held shares directly with the Predecessor Fund and not through an intermediary had the Class A Shares, Class C Shares, Class I Shares, and Class N Shares of the Fund received in the reorganization automatically exchanged for Class D Shares of the Fund following the reorganization. Class A Shares, Class C Shares, and Class I Shares of the Predecessor Fund commenced operations with the Predecessor Fund’s inception on August 1, 2012. Class R6 Shares of the Predecessor Fund commenced operations on November 30, 2015. Class D Shares, Class S Shares, and Class T Shares commenced operations on June 5, 2017.

Performance of Class A Shares shown for periods prior to June 5, 2017, reflects the performance of Class A Shares of the Predecessor Fund, calculated using the fees and expenses of Class A Shares of the Predecessor Fund, in effect during the periods shown, net of any applicable fee and expense limitations or waivers.

Performance of Class C Shares shown for periods prior to June 5, 2017, reflects the performance of Class C Shares of the Predecessor Fund, calculated using the fees and expenses of Class C Shares of the Predecessor Fund, in effect during the periods shown, net of any applicable fee and expense limitations or waivers.

Performance of Class I Shares shown for periods prior to June 5, 2017, reflects the performance of Class I Shares of the Predecessor Fund, calculated using the fees and expenses of Class I Shares of the Predecessor Fund, in effect during the periods shown, net of any applicable fee and expense limitations or waivers.

Performance of Class N Shares shown for periods prior to June 5, 2017, reflects the performance of Class R6 Shares of the Predecessor Fund, calculated using the fees and expenses of Class R6 Shares of the Predecessor Fund, in effect during the periods shown, net of any applicable fee and expense limitations or waivers, except that for periods prior to November 30, 2015, performance for Class N Shares reflects the performance of Class I Shares of the Predecessor Fund, calculated using the estimated fees and expenses of Class N Shares, net of any applicable fee and expense limitations or waivers.

Performance of Class S Shares shown for periods prior to June 5, 2017, reflects the performance of Class I Shares of the Predecessor Fund, calculated using the estimated fees and expenses of Class S Shares, net of any applicable fee and expense limitations or waivers.

Performance of Class T Shares shown for periods prior to June 5, 2017, reflects the performance of Class I Shares of the Predecessor Fund, calculated using the estimated fees and expenses of Class T Shares, net of any applicable fee and expense limitations or waivers.

Performance of Class D Shares shown for periods prior to June 5, 2017, reflects the performance of Class I Shares of the Predecessor Fund, calculated using the estimated fees and expenses of Class D Shares, net of any applicable fee and expense limitations or waivers.

If each share class of the Fund had been available during periods prior to its commencement, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of each share class reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers. Please refer to the Fund’s prospectuses for further details concerning historical performance.

Ranking is for the share class shown only; other classes may have different performance characteristics. When an expense waiver is in effect, it may have a material effect on the total return, and therefore the ranking for the period.

© 2023 Morningstar, Inc. All Rights Reserved.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged.

See “Useful Information About Your Fund Report.”

Effective October 28, 2022, the Fund changed its investment strategy. The performance shown for periods prior to October 28, 2022, does not reflect the new investment strategy and is not indicative of the current portfolio.

*The Predecessor Fund’s inception date – August 1, 2012

‡ As stated in the prospectus. Net expense ratios reflect the expense waiver, if any, contractually agreed to for at least a one-year period commencing on October 27, 2023. This contractual waiver may be terminated or modified only at the discretion of the Board of Trustees. See Financial Highlights for actual expense ratios during the reporting period.

4	DECEMBER 31, 2023

Janus Henderson Responsible International Dividend Fund (unaudited)

Expense Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges (loads) on purchase payments (applicable to Class A Shares only); and (2) ongoing costs, including management fees; 12b-1 distribution and shareholder servicing fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in any share class or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. These fees are fully described in the Fund’s prospectuses. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (7/1/23)	Ending Account Value (12/31/23)	Expenses Paid During Period (7/1/23 - 12/31/23)†	Beginning Account Value (7/1/23)	Ending Account Value (12/31/23)	Expenses Paid During Period (7/1/23 - 12/31/23)†	Net Annualized Expense Ratio (7/1/23 - 12/31/23)
Class A Shares	$1,000.00	$1,056.70	$6.00	$1,000.00	$1,019.30	$5.89	1.16%
Class C Shares	$1,000.00	$1,053.30	$9.55	$1,000.00	$1,015.84	$9.37	1.85%
Class D Shares	$1,000.00	$1,057.60	$5.12	$1,000.00	$1,020.16	$5.03	0.99%
Class I Shares	$1,000.00	$1,057.80	$4.81	$1,000.00	$1,020.46	$4.72	0.93%
Class N Shares	$1,000.00	$1,058.30	$4.40	$1,000.00	$1,020.86	$4.32	0.85%
Class S Shares	$1,000.00	$1,057.50	$5.07	$1,000.00	$1,020.21	$4.98	0.98%
Class T Shares	$1,000.00	$1,057.20	$5.64	$1,000.00	$1,019.66	$5.53	1.09%
†

Expenses Paid During Period are equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Fund’s prospectuses for more information regarding waivers and/or reimbursements.

Janus Investment Fund	5

Janus Henderson Responsible International Dividend Fund

Schedule of Investments (unaudited)

December 31, 2023

Shares		Value
Common Stocks– 90.4%
Auto Components – 0.9%
Aptiv PLC*	12,503	$1,121,769
Banks – 2.3%
ING Groep NV	195,814	2,923,507
Beverages – 1.4%
Coca-Cola Co	29,548	1,741,264
Capital Markets – 2.6%
CME Group Inc	6,059	1,276,025
Hong Kong Exchanges & Clearing Ltd	55,400	1,901,488
		3,177,513
Chemicals – 1.3%
Air Products & Chemicals Inc	6,037	1,652,931
Diversified Telecommunication Services – 4.3%
Deutsche Telekom AG	143,602	3,447,551
TELUS Corp	106,172	1,889,604
		5,337,155
Electrical Equipment – 4.9%
nVent Electric PLC	26,699	1,577,644
Schneider Electric SE	22,419	4,498,351
		6,075,995
Electronic Equipment, Instruments & Components – 2.0%
Murata Manufacturing Co Ltd	30,500	647,514
TE Connectivity Ltd	13,317	1,871,038
		2,518,552
Food Products – 3.8%
Nestle SA (REG)	40,253	4,668,256
Health Care Equipment & Supplies – 1.4%
Medtronic PLC	21,281	1,753,129
Household Durables – 2.9%
Sony Corp	38,200	3,633,579
Insurance – 9.6%
AIA Group Ltd	302,800	2,638,962
AXA SA	110,903	3,610,015
Dai-ichi Life Holdings Inc	108,800	2,309,048
Zurich Insurance Group AG	6,563	3,431,369
		11,989,394
Machinery – 5.0%
Daimler Truck Holding AG	62,821	2,359,012
Sandvik AB	178,294	3,856,774
		6,215,786
Multi-Utilities – 2.1%
National Grid PLC	192,995	2,602,191
Paper & Forest Products – 1.9%
UPM-Kymmene Oyj	64,344	2,419,043
Personal Products – 3.0%
Unilever PLC	77,533	3,753,157
Pharmaceuticals – 16.6%
AstraZeneca PLC	27,637	3,733,397
GSK PLC	128,763	2,379,723
Merck & Co Inc	15,521	1,692,099
Novartis AG	31,213	3,150,627
Novo Nordisk A/S - Class B	36,266	3,749,877
Roche Holding AG	9,513	2,766,328
Sanofi	32,232	3,193,457
		20,665,508
Professional Services – 3.9%
RELX PLC	122,857	4,857,538
Semiconductor & Semiconductor Equipment – 9.1%
ASML Holding NV	2,757	2,074,536
MediaTek Inc	77,000	2,547,010

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

6	DECEMBER 31, 2023

Janus Henderson Responsible International Dividend Fund

Schedule of Investments (unaudited)

December 31, 2023

Shares		Value
Common Stocks– (continued)
Semiconductor & Semiconductor Equipment– (continued)
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	44,469	$4,624,776
Tokyo Electron Ltd	11,700	2,095,925
		11,342,247
Software – 5.0%
Microsoft Corp	10,298	3,872,460
SAP SE	14,934	2,299,212
		6,171,672
Specialized Real Estate Investment Trusts (REITs) – 1.0%
Crown Castle International Corp	10,833	1,247,853
Textiles, Apparel & Luxury Goods – 3.3%
Cie Financiere Richemont SA (REG)	29,856	4,110,171
Wireless Telecommunication Services – 2.1%
Tele2 AB	306,761	2,632,988
Total Common Stocks (cost $87,211,448)		112,611,198
Preferred Stocks– 3.8%
Technology Hardware, Storage & Peripherals – 3.8%
Samsung Electronics Co Ltd((cost $3,866,915)	98,679	4,774,172
Investment Companies– 4.9%
Money Markets – 4.9%
Janus Henderson Cash Liquidity Fund LLC, 5.3879%ºº,£((cost $6,079,752)	6,078,536	6,079,752
Total Investments (total cost $97,158,115) – 99.1%		123,465,122
Cash, Receivables and Other Assets, net of Liabilities – 0.9%		1,087,960
Net Assets – 100%		$124,553,082

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$26,265,687	21.3%
Switzerland	18,126,751	14.7
Netherlands	13,608,738	11.0
France	11,301,823	9.1
Japan	8,686,066	7.0
Germany	8,105,775	6.6
Taiwan	7,171,786	5.8
Sweden	6,489,762	5.3
United Kingdom	6,335,588	5.1
South Korea	4,774,172	3.9
Hong Kong	4,540,450	3.7
Denmark	3,749,877	3.0
Finland	2,419,043	2.0
Canada	1,889,604	1.5

Total	$123,465,122	100.0%

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	7

Janus Henderson Responsible International Dividend Fund

Schedule of Investments (unaudited)

December 31, 2023

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/23
Investment Companies - 4.9%
Money Markets - 4.9%
Janus Henderson Cash Liquidity Fund LLC, 5.3879%ºº	$153,848	$(148)	$-	$6,079,752

	Value at 6/30/23	Purchases	Sales Proceeds	Value at 12/31/23
Investment Companies - 4.9%
Money Markets - 4.9%
Janus Henderson Cash Liquidity Fund LLC, 5.3879%ºº	3,805,478	20,863,458	(18,589,036)	6,079,752

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

8	DECEMBER 31, 2023

Janus Henderson Responsible International Dividend Fund

Notes to Schedule of Investments and Other Information (unaudited)

MSCI World ex-USA IndexSM	MSCI World ex-USA IndexSM is designed to measure the equity market performance of developed market countries in North America, Europe, and the Asia/Pacific Region, excluding the United States.

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company
REG	Registered

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of December 31, 2023.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2023. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$112,611,198	$-	$-
Preferred Stocks	4,774,172	-	-
Investment Companies	-	6,079,752	-
Total Assets	$117,385,370	$6,079,752	$-

Janus Investment Fund	9

Janus Henderson Responsible International Dividend Fund

Statement of Assets and Liabilities (unaudited)

December 31, 2023

See footnotes at the end of the Statement.

Assets:
Unaffiliated investments, at value (cost $91,078,363)	$117,385,370
Affiliated investments, at value (cost $6,079,752)	6,079,752
Trustees' deferred compensation	3,417
Receivables:
Foreign tax reclaims	897,480
Dividends	197,790
Fund shares sold	194,405
Dividends from affiliates	19,416
Other assets	122,211
Total Assets	124,899,841
Liabilities:
Payables:	—
Fund shares repurchased	181,685
Advisory fees	59,276
Professional fees	35,120
12b-1 Distribution and shareholder servicing fees	13,035
Transfer agent fees and expenses	11,509
Custodian fees	3,651
Trustees' deferred compensation fees	3,417
Affiliated fund administration fees payable	261
Trustees' fees and expenses	104
Accrued expenses and other payables	38,701
Total Liabilities	346,759
Commitments and contingent liabilities (Note 3)
Net Assets	$124,553,082

See Notes to Financial Statements.

10	DECEMBER 31, 2023

Janus Henderson Responsible International Dividend Fund

Statement of Assets and Liabilities (unaudited)

December 31, 2023

Net Assets Consist of:
Capital (par value and paid-in surplus)	$99,803,553
Total distributable earnings (loss)	24,749,529
Total Net Assets	$124,553,082
Net Assets - Class A Shares	$34,222,191
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,308,622
Net Asset Value Per Share(1)	$14.82
Maximum Offering Price Per Share(2)	$15.72
Net Assets - Class C Shares	$6,427,822
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	447,130
Net Asset Value Per Share(1)	$14.38
Net Assets - Class D Shares	$17,446,500
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,174,911
Net Asset Value Per Share	$14.85
Net Assets - Class I Shares	$44,675,908
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	3,001,639
Net Asset Value Per Share	$14.88
Net Assets - Class N Shares	$15,853,342
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,066,831
Net Asset Value Per Share	$14.86
Net Assets - Class S Shares	$72,118
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	4,877
Net Asset Value Per Share	$14.79
Net Assets - Class T Shares	$5,855,201
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	395,391
Net Asset Value Per Share	$14.81

(1) Redemption price per share may be reduced for any applicable contingent deferred sales charge. (2) Maximum offering price is computed at 100/94.25 of net asset value.

See Notes to Financial Statements.

Janus Investment Fund	11

Janus Henderson Responsible International Dividend Fund

Statement of Operations (unaudited)

For the period ended December 31, 2023

Investment Income:
Dividends	$1,626,275
Dividends from affiliates	153,848
Other income	4,828
Foreign tax withheld	(15,429)
Total Investment Income	1,769,522
Expenses:
Advisory fees	427,824
12b-1 Distribution and shareholder servicing fees:
Class A Shares	40,442
Class C Shares	31,103
Class S Shares	—
Transfer agent administrative fees and expenses:
Class D Shares	9,528
Class S Shares	84
Class T Shares	6,819
Transfer agent networking and omnibus fees:
Class A Shares	10,718
Class C Shares	2,153
Class I Shares	16,642
Other transfer agent fees and expenses:
Class A Shares	901
Class C Shares	164
Class D Shares	2,200
Class I Shares	1,008
Class N Shares	248
Class S Shares	2
Class T Shares	52
Professional fees	39,384
Non-affiliated fund administration fees	30,867
Registration fees	29,278
Shareholder reports expense	20,734
Custodian fees	5,154
Affiliated fund administration fees	1,425
Trustees’ fees and expenses	1,168
Other expenses	9,130
Total Expenses	687,028
Less: Excess Expense Reimbursement and Waivers	(80,707)
Net Expenses	606,321
Net Investment Income/(Loss)	1,163,201

See Notes to Financial Statements.

12	DECEMBER 31, 2023

Janus Henderson Responsible International Dividend Fund

Statement of Operations (unaudited)

For the period ended December 31, 2023

Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	$422,467
Investments in affiliates	(148)
Total Net Realized Gain/(Loss) on Investments	422,319
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees’ deferred compensation	5,089,875
Total Change in Unrealized Net Appreciation/Depreciation	5,089,875
Net Increase/(Decrease) in Net Assets Resulting from Operations	$6,675,395

See Notes to Financial Statements.

Janus Investment Fund	13

Janus Henderson Responsible International Dividend Fund

Statements of Changes in Net Assets

	Period ended December 31, 2023 (unaudited)	Year ended June 30, 2023

Operations:
Net investment income/(loss)	$1,163,201	$3,568,108
Net realized gain/(loss) on investments	422,319	(1,327,669)
Change in unrealized net appreciation/depreciation	5,089,875	16,457,332
Net Increase/(Decrease) in Net Assets Resulting from Operations	6,675,395	18,697,771
Dividends and Distributions to Shareholders:
Class A Shares	(568,669)	(1,195,350)
Class C Shares	(98,666)	(301,901)
Class D Shares	(300,192)	(624,019)
Class I Shares	(773,154)	(1,848,604)
Class N Shares	(233,766)	(299,549)
Class S Shares	(1,221)	(2,524)
Class T Shares	(99,803)	(425,938)
Net Decrease from Dividends and Distributions to Shareholders	(2,075,471)	(4,697,885)
Capital Share Transactions:
Class A Shares	(246,680)	(2,285,789)
Class C Shares	(1,367,054)	(4,111,325)
Class D Shares	(531,173)	811,931
Class I Shares	671,686	(20,129,493)
Class N Shares	5,010,940	2,829,502
Class S Shares	1,221	2,524
Class T Shares	269,814	(14,219,877)
Net Increase/(Decrease) from Capital Share Transactions	3,808,754	(37,102,527)
Net Increase/(Decrease) in Net Assets	8,408,678	(23,102,641)
Net Assets:
Beginning of period	116,144,404	139,247,045
End of period	$124,553,082	$116,144,404

See Notes to Financial Statements.

14	DECEMBER 31, 2023

Janus Henderson Responsible International Dividend Fund

Financial Highlights

Class A Shares
For a share outstanding during the period ended December 31, 2023 (unaudited) and the year ended June 30	2023	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$14.27	$12.66	$14.83	$12.31	$13.09	$13.18
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.13(2)	0.39	0.45	0.56	0.36	0.42
Net realized and unrealized gain/(loss)	0.67	1.74	(1.95)	2.40	(0.72)	(0.03)
Total from Investment Operations	0.80	2.13	(1.50)	2.96	(0.36)	0.39
Less Dividends and Distributions:
Dividends (from net investment income)	(0.25)	(0.52)	(0.48)	(0.44)	(0.42)	(0.37)
Distributions (from capital gains)	—	—	(0.19)	—	—	(0.11)
Total Dividends and Distributions	(0.25)	(0.52)	(0.67)	(0.44)	(0.42)	(0.48)
Net Asset Value, End of Period	$14.82	$14.27	$12.66	$14.83	$12.31	$13.09
Total Return*	5.75%	17.42%	(10.49)%	24.38%	(2.79)%	3.14%
Net Assets, End of Period (in thousands)	$34,222	$33,195	$31,754	$33,270	$25,517	$32,262
Average Net Assets for the Period (in thousands)	$32,351	$30,903	$34,299	$28,797	$30,893	$30,675
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.28%(3)	1.38%	1.27%	1.24%	1.25%	1.32%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.16%	1.18%	1.18%	1.15%	1.16%	1.17%
Ratio of Net Investment Income/(Loss)	1.82%(2)	2.94%	3.14%	4.06%	2.83%	3.23%
Portfolio Turnover Rate	12%	62%	34%	52%	59%	44%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2023. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.01 and 0.10%, respectively.

(3) Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended 2023. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

See Notes to Financial Statements.

Janus Investment Fund	15

Janus Henderson Responsible International Dividend Fund

Financial Highlights

Class C Shares
For a share outstanding during the period ended December 31, 2023 (unaudited) and the year ended June 30	2023	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$13.84	$12.32	$14.49	$12.07	$12.89	$13.01
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.10(2)	0.26	0.32	0.44	0.27	0.31
Net realized and unrealized gain/(loss)	0.64	1.71	(1.88)	2.36	(0.74)	(0.01)
Total from Investment Operations	0.74	1.97	(1.56)	2.80	(0.47)	0.30
Less Dividends and Distributions:
Dividends (from net investment income)	(0.20)	(0.45)	(0.42)	(0.38)	(0.35)	(0.31)
Distributions (from capital gains)	—	—	(0.19)	—	—	(0.11)
Total Dividends and Distributions	(0.20)	(0.45)	(0.61)	(0.38)	(0.35)	(0.42)
Net Asset Value, End of Period	$14.38	$13.84	$12.32	$14.49	$12.07	$12.89
Total Return*	5.48%	16.50%	(11.11)%	23.48%	(3.68)%	2.41%
Net Assets, End of Period (in thousands)	$6,428	$7,573	$10,653	$17,760	$21,018	$30,356
Average Net Assets for the Period (in thousands)	$6,776	$8,950	$15,068	$19,671	$25,897	$30,095
Ratios to Average Net Assets**:
Ratio of Gross Expenses	2.00%(3)	2.12%	2.01%	1.96%	1.98%	2.06%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.85%	1.92%	1.91%	1.87%	1.89%	1.91%
Ratio of Net Investment Income/(Loss)	1.49%(2)	2.00%	2.27%	3.24%	2.15%	2.48%
Portfolio Turnover Rate	12%	62%	34%	52%	59%	44%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2023. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.01 and 0.10%, respectively.

(3) Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended 2023. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

See Notes to Financial Statements.

16	DECEMBER 31, 2023

Janus Henderson Responsible International Dividend Fund

Financial Highlights

Class D Shares
For a share outstanding during the period ended December 31, 2023 (unaudited) and the year ended June 30	2023	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$14.29	$12.68	$14.84	$12.31	$13.09	$13.17
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.14(2)	0.41	0.49	0.60	0.41	0.42
Net realized and unrealized gain/(loss)	0.68	1.74	(1.97)	2.38	(0.75)	—(3)
Total from Investment Operations	0.82	2.15	(1.48)	2.98	(0.34)	0.42
Less Dividends and Distributions:
Dividends (from net investment income)	(0.26)	(0.54)	(0.49)	(0.45)	(0.44)	(0.39)
Distributions (from capital gains)	—	—	(0.19)	—	—	(0.11)
Total Dividends and Distributions	(0.26)	(0.54)	(0.68)	(0.45)	(0.44)	(0.50)
Net Asset Value, End of Period	$14.85	$14.29	$12.68	$14.84	$12.31	$13.09
Total Return*	5.91%	17.55%	(10.33)%	24.58%	(2.66)%	3.34%
Net Assets, End of Period (in thousands)	$17,447	$17,311	$14,580	$11,877	$6,861	$6,889
Average Net Assets for the Period (in thousands)	$16,433	$15,496	$13,972	$8,639	$7,041	$7,362
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.20%(4)	1.27%	1.14%	1.12%	1.20%	1.31%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.99%	1.01%	1.01%	0.98%	0.99%	1.01%
Ratio of Net Investment Income/(Loss)	1.98%(2)	3.12%	3.43%	4.29%	3.20%	3.26%
Portfolio Turnover Rate	12%	62%	34%	52%	59%	44%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2023. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.01 and 0.10%, respectively.

(3) Less than $0.005 on a per share basis.

(4) Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended 2023. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

See Notes to Financial Statements.

Janus Investment Fund	17

Janus Henderson Responsible International Dividend Fund

Financial Highlights

Class I Shares
For a share outstanding during the period ended December 31, 2023 (unaudited) and the year ended June 30	2023	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$14.33	$12.71	$14.86	$12.32	$13.11	$13.19
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.16(2)	0.39	0.48	0.59	0.41	0.43
Net realized and unrealized gain/(loss)	0.65	1.77	(1.94)	2.40	(0.76)	—(3)
Total from Investment Operations	0.81	2.16	(1.46)	2.99	(0.35)	0.43
Less Dividends and Distributions:
Dividends (from net investment income)	(0.26)	(0.54)	(0.50)	(0.45)	(0.44)	(0.40)
Distributions (from capital gains)	—	—	(0.19)	—	—	(0.11)
Total Dividends and Distributions	(0.26)	(0.54)	(0.69)	(0.45)	(0.44)	(0.51)
Net Asset Value, End of Period	$14.88	$14.33	$12.71	$14.86	$12.32	$13.11
Total Return*	5.85%	17.62%	(10.23)%	24.68%	(2.68)%	3.41%
Net Assets, End of Period (in thousands)	$44,676	$42,376	$55,559	$68,416	$74,386	$88,458
Average Net Assets for the Period (in thousands)	$41,375	$47,935	$66,229	$78,344	$81,753	$97,766
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.05%(4)	1.13%	1.04%	0.99%	1.00%	1.06%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.93%	0.95%	0.95%	0.91%	0.91%	0.92%
Ratio of Net Investment Income/(Loss)	2.26%(2)	2.98%	3.30%	4.27%	3.19%	3.35%
Portfolio Turnover Rate	12%	62%	34%	52%	59%	44%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2023. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.01 and 0.10%, respectively.

(3) Less than $0.005 on a per share basis.

(4) Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended 2023. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

See Notes to Financial Statements.

18	DECEMBER 31, 2023

Janus Henderson Responsible International Dividend Fund

Financial Highlights

Class N Shares
For a share outstanding during the period ended December 31, 2023 (unaudited) and the year ended June 30	2023	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$14.31	$12.69	$14.83	$12.30	$13.08	$13.16
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.13(2)	0.47	0.60	0.61	0.41	0.42
Net realized and unrealized gain/(loss)	0.69	1.70	(2.05)	2.38	(0.74)	0.01
Total from Investment Operations	0.82	2.17	(1.45)	2.99	(0.33)	0.43
Less Dividends and Distributions:
Dividends (from net investment income)	(0.27)	(0.55)	(0.50)	(0.46)	(0.45)	(0.40)
Distributions (from capital gains)	—	—	(0.19)	—	—	(0.11)
Total Dividends and Distributions	(0.27)	(0.55)	(0.69)	(0.46)	(0.45)	(0.51)
Net Asset Value, End of Period	$14.86	$14.31	$12.69	$14.83	$12.30	$13.08
Total Return*	5.90%	17.73%	(10.14)%	24.71%	(2.56)%	3.48%
Net Assets, End of Period (in thousands)	$15,853	$10,259	$6,384	$688	$477	$590
Average Net Assets for the Period (in thousands)	$11,594	$7,853	$3,798	$582	$518	$723
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.99%(3)	1.12%	1.08%	1.44%	1.51%	1.39%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.85%	0.87%	0.88%	0.84%	0.85%	0.85%
Ratio of Net Investment Income/(Loss)	1.88%(2)	3.51%	4.30%	4.41%	3.22%	3.28%
Portfolio Turnover Rate	12%	62%	34%	52%	59%	44%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2023. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.01 and 0.10%, respectively.

(3) Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended 2023. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

See Notes to Financial Statements.

Janus Investment Fund	19

Janus Henderson Responsible International Dividend Fund

Financial Highlights

Class S Shares
For a share outstanding during the period ended December 31, 2023 (unaudited) and the year ended June 30	2023	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$14.23	$12.63	$14.78	$12.27	$13.06	$13.17
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.14(2)	0.41	0.48	0.59	0.39	0.43
Net realized and unrealized gain/(loss)	0.67	1.73	(1.94)	2.39	(0.75)	(0.02)
Total from Investment Operations	0.81	2.14	(1.46)	2.98	(0.36)	0.41
Less Dividends and Distributions:
Dividends (from net investment income)	(0.25)	(0.54)	(0.50)	(0.47)	(0.43)	(0.41)
Distributions (from capital gains)	—	—	(0.19)	—	—	(0.11)
Total Dividends and Distributions	(0.25)	(0.54)	(0.69)	(0.47)	(0.43)	(0.52)
Net Asset Value, End of Period	$14.79	$14.23	$12.63	$14.78	$12.27	$13.06
Total Return*	5.90%	17.58%	(10.27)%	24.68%	(2.80)%	3.28%
Net Assets, End of Period (in thousands)	$72	$68	$58	$65	$52	$53
Average Net Assets for the Period (in thousands)	$67	$62	$64	$59	$53	$51
Ratios to Average Net Assets**:
Ratio of Gross Expenses	5.65%(3)	6.18%	5.83%	6.21%	6.96%	7.11%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.98%	1.00%	0.95%	0.91%	1.08%	1.04%
Ratio of Net Investment Income/(Loss)	1.97%(2)	3.12%	3.36%	4.27%	3.04%	3.32%
Portfolio Turnover Rate	12%	62%	34%	52%	59%	44%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2023. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.01 and 0.10%, respectively.

(3) Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended 2023. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

See Notes to Financial Statements.

20	DECEMBER 31, 2023

Janus Henderson Responsible International Dividend Fund

Financial Highlights

Class T Shares
For a share outstanding during the period ended December 31, 2023 (unaudited) and the year ended June 30	2023	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$14.26	$12.65	$14.81	$12.29	$13.08	$13.16
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.18(2)	0.43	0.46	0.56	0.41	0.43
Net realized and unrealized gain/(loss)	0.62	1.70	(1.95)	2.40	(0.77)	(0.02)
Total from Investment Operations	0.80	2.13	(1.49)	2.96	(0.36)	0.41
Less Dividends and Distributions:
Dividends (from net investment income)	(0.25)	(0.52)	(0.48)	(0.44)	(0.43)	(0.38)
Distributions (from capital gains)	—	—	(0.19)	—	—	(0.11)
Total Dividends and Distributions	(0.25)	(0.52)	(0.67)	(0.44)	(0.43)	(0.49)
Net Asset Value, End of Period	$14.81	$14.26	$12.65	$14.81	$12.29	$13.08
Total Return*	5.79%	17.45%	(10.41)%	24.45%	(2.80)%	3.29%
Net Assets, End of Period (in thousands)	$5,855	$5,363	$20,258	$28,439	$26,296	$15,553
Average Net Assets for the Period (in thousands)	$5,451	$9,029	$24,255	$26,581	$19,478	$11,844
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.26%(3)	1.27%	1.21%	1.18%	1.21%	1.28%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.09%	1.10%	1.11%	1.09%	1.09%	1.10%
Ratio of Net Investment Income/(Loss)	2.62%(2)	3.22%	3.16%	4.06%	3.29%	3.36%
Portfolio Turnover Rate	12%	62%	34%	52%	59%	44%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2023. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.01 and 0.10%, respectively.

(3) Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended 2023. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

See Notes to Financial Statements.

Janus Investment Fund	21

Janus Henderson Responsible International Dividend Fund

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Janus Henderson Responsible International Dividend Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 38 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks income with the potential for capital growth over the long-term. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.

The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.

Shareholders, including individuals, accounts, as well as the Fund’s portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US GAAP")).

Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.

Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.

Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.

The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.

Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.

Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. Class I Shares are also available to certain direct institutional investors including, but not limited to, corporations, certain retirement plans, public plans, and foundations/endowments, who established Class I Share accounts before August 4, 2017.

Class N Shares are generally available only to financial intermediaries purchasing on behalf of: 1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to,

22	DECEMBER 31, 2023

Janus Henderson Responsible International Dividend Fund

Notes to Financial Statements (unaudited)

corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.

Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.

Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.

The following accounting policies have been followed by the Fund and are in conformity with US GAAP.

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on

Janus Investment Fund	23

Janus Henderson Responsible International Dividend Fund

Notes to Financial Statements (unaudited)

an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2023 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on the accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

Expenses

The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.

Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

24	DECEMBER 31, 2023

Janus Henderson Responsible International Dividend Fund

Notes to Financial Statements (unaudited)

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Dividends and Distributions

Dividends are declared and distributed quarterly for the fund. Realized capital gains, if any, are declared and distributed in December. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.

The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

2. Other Investments and Strategies

Market Risk

The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.

• COVID-19 Pandemic. The effects of COVID-19 have contributed to increased volatility in global financial markets and have affected and may continue to affect certain countries, regions, issuers, industries and market sectors more dramatically than others. These conditions and events could have a significant impact on the Fund and its investments,

Janus Investment Fund	25

Janus Henderson Responsible International Dividend Fund

Notes to Financial Statements (unaudited)

the Fund’s ability to meet redemption requests, and the processes and operations of the Fund’s service providers, including the Adviser.

• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.

Emerging Market Investing

Within the parameters of its specific investment policies, the Fund may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” Such countries include but are not limited to countries included in the MSCI Emerging Markets IndexSM. Emerging market countries in which the Fund may invest include frontier market countries, the economies of which are less developed than other emerging market countries. To the extent that the Fund invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. Similarly, issuers in such markets may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which U.S. companies are subject. There is a risk in developing countries that a current or future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Developing countries may also experience a higher level of exposure and vulnerability to the adverse effects of climate change. This can be attributed to both the geographic location of emerging market countries and/or a country’s lack of access to technology or resources to adjust and adapt to its effects. An increased occurrence and severity of natural disasters and extreme weather events such as droughts and decreased crop yields, heat waves, flooding and rising sea levels, and increased spread of disease, could cause harmful effects to the performance of affected economies. Additionally, foreign and emerging market risks, including, but not limited to, price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Fund invests in Chinese local market securities.

3. Investment Advisory Agreements and Other Transactions with Affiliates

The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The following table reflects the Fund’s contractual investment advisory fee rate (expressed as an annual rate).

Average Daily Net Assets of the Portfolio	Contractual Investment Advisory Fee (%)
First $1 Billion	0.75
Next $1 Billion	0.65
Above $2 Billion	0.55

The Fund’s actual investment advisory fee rate for the reporting period was 0.75% of average annual net assets before any applicable waivers.

The Adviser has entered into a personnel-sharing arrangement with its foreign (non-U.S.) affiliates, Henderson Global Investors Limited, Henderson Global Investors (Japan) Ltd., and Henderson Global Investors (Singapore) Ltd. (collectively, “HGIL”), pursuant to which HGIL and certain employees of HGIL serve as “associated persons” of the

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Janus Henderson Responsible International Dividend Fund

Notes to Financial Statements (unaudited)

Adviser. In this capacity, such employees of HGIL are subject to the oversight and supervision of the Adviser and may provide portfolio management, research, and related services to the Fund on behalf of the Adviser.

The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to the management fee, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus fees payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate of 0.84% for at least a one-year period commencing on October 27, 2023. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.

The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser (or any subadvisor, as applicable) provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $226,421 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended December 31, 2023. The Fund's portion is reported as part of “Other expenses” on the Statement of Operations.

Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.

Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion – $49.9 billion	0.10%
Over $49.9 billion	0.08%

During the reporting period, the administrative services fee rate was 0.12%.

The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class S Shares and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class S Shares and Class T Shares.

Shareholder Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.

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Notes to Financial Statements (unaudited)

Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.

The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.

Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the period ended December 31, 2023, the Distributor retained upfront sales charges of $1,032.

A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to the Distributor during the period ended December 31, 2023.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class C Shares during the period ended December 31, 2023.

The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of December 31, 2023 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended December 31, 2023 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $196,900 were paid by the Trust to the Trustees under the Deferred Plan during the period ended December 31, 2023.

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate

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Janus Henderson Responsible International Dividend Fund

Notes to Financial Statements (unaudited)

as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). The Sweep Vehicle is permitted to impose a liquidity fee (of up to 2%) on redemptions from the Sweep Vehicle or a redemption gate that temporarily suspends redemptions from the Sweep Vehicle for up to 10 business days during a 90 day period. There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended December 31, 2023 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

As of December 31, 2023, shares of the Fund were owned by affiliates of the Adviser, and/or other funds advised by the Adviser, as indicated in the table below:

Class	% of Class Owned	% of Fund Owned
Class A Shares	-%	-%
Class C Shares	-	-
Class D Shares	-	-
Class I Shares	-	-
Class N Shares	-*	-*
Class S Shares	100	-*
Class T Shares	-	-

* Less than 0.50%

4. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Accumulated capital losses noted below represent net capital loss carryovers, as of June 30, 2023, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.

Capital Loss Carryover Schedule
For the year ended June 30, 2023
No Expiration
Short-Term	Long-Term	Accumulated Capital Losses
$(1,598,701)	$ -	$ (1,598,701)

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Notes to Financial Statements (unaudited)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2023 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, and investments in partnerships.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 98,019,141	$ 26,584,134	$ (1,138,153)	$ 25,445,981

5. Capital Share Transactions

	Period ended December 31, 2023		Year ended June 30, 2023
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	167,714	$ 2,341,371	422,765	$ 5,619,267
Reinvested dividends and distributions	40,674	549,297	91,268	1,153,590
Shares repurchased	(226,014)	(3,137,348)	(695,081)	(9,058,646)
Net Increase/(Decrease)	(17,626)	$ (246,680)	(181,048)	$ (2,285,789)
Class C Shares:
Shares sold	15,975	$ 214,468	48,140	$ 592,045
Reinvested dividends and distributions	7,325	95,430	24,431	294,810
Shares repurchased	(123,159)	(1,676,952)	(390,147)	(4,998,180)
Net Increase/(Decrease)	(99,859)	$ (1,367,054)	(317,576)	$ (4,111,325)
Class D Shares:
Shares sold	79,862	$ 1,109,126	287,663	$ 3,884,555
Reinvested dividends and distributions	21,623	292,991	47,822	606,039
Shares repurchased	(137,584)	(1,933,290)	(274,281)	(3,678,663)
Net Increase/(Decrease)	(36,099)	$ (531,173)	61,204	$ 811,931
Class I Shares:
Shares sold	495,397	$ 6,922,689	1,743,365	$ 21,268,990
Reinvested dividends and distributions	56,802	771,304	146,751	1,830,415
Shares repurchased	(508,360)	(7,022,307)	(3,303,997)	(43,228,898)
Net Increase/(Decrease)	43,839	$ 671,686	(1,413,881)	$ (20,129,493)
Class N Shares:
Shares sold	536,663	$ 7,606,547	357,128	$ 4,720,695
Reinvested dividends and distributions	17,232	233,766	23,217	299,549
Shares repurchased	(204,178)	(2,829,373)	(166,504)	(2,190,742)
Net Increase/(Decrease)	349,717	$ 5,010,940	213,841	$ 2,829,502
Class S Shares:
Shares sold	-	$ -	-	$ -
Reinvested dividends and distributions	91	1,221	200	2,524
Shares repurchased	-	-	-	-
Net Increase/(Decrease)	91	$ 1,221	200	$ 2,524
Class T Shares:
Shares sold	45,248	$ 634,888	97,585	$ 1,292,370
Reinvested dividends and distributions	7,308	98,664	35,817	423,508
Shares repurchased	(33,380)	(463,738)	(1,358,505)	(15,935,755)
Net Increase/(Decrease)	19,176	$ 269,814	(1,225,103)	$ (14,219,877)

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Janus Henderson Responsible International Dividend Fund

Notes to Financial Statements (unaudited)

6. Purchases and Sales of Investment Securities

For the period ended December 31, 2023, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$14,841,283	$ 13,277,465	$ -	$ -

7. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2023 and through the date of issuance of the Fund’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

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Janus Henderson Responsible International Dividend Fund

Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093; (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov. Additionally, information regarding the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is also available, free of charge, through janushenderson.com/proxyvoting and from the SEC’s website at http://www.sec.gov.

Full Holdings

The Fund files its complete portfolio holdings (schedule of investments) with the SEC as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to shareholders. The Fund’s Form N-PORT filings and annual and semiannual reports: (i) are available on the SEC’s website at http://www.sec.gov; and (ii) are available without charge, upon request, by calling a Janus Henderson representative at 1-877-335-2687 (toll free) (or 1-800-525-3713 if you hold Class D shares). Portfolio holdings consisting of at least the names of the holdings are generally available on a monthly basis with a 30-day lag under Full Holdings for the Fund at janushenderson.com/info (or janushenderson.com/reports if you hold Class D Shares).

APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD

The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.

In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.

At meetings held on November 3, 2023 and December 14-15, 2023, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2024 through February 1, 2025, subject to earlier termination as provided for in each agreement.

In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.

Nature, Extent and Quality of Services

The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of the Adviser, particularly noting those employees who provide investment and risk management

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Janus Henderson Responsible International Dividend Fund

Additional Information (unaudited)

services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.

In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.

The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.

Performance of the Funds

The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2023, approximately 44% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2023, approximately 50% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average 2023 performance has been reasonable, noting that: (i) for the 12 months ended September 30, 2023, approximately 43% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; (ii) for the 36 months ended September 30, 2023, approximately 45% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; and (iii) for the 5- and 10-year periods ended September 30, 2023, approximately 63% and 66% of the Janus Henderson Funds were in the top two quartiles of performance, respectively, as reported by Morningstar.

The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

· For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12

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Additional Information (unaudited)

months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

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Additional Information (unaudited)

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

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Additional Information (unaudited)

U.S. Equity Funds

• For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend is improving.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the evaluated performance period ended June 30, 2023. The Trustees noted that the 12- and 36-month end performance periods ended June 30, 2023 were not yet available.

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Additional Information (unaudited)

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.

Costs of Services Provided

The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 6% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.

For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, changes in portfolio management, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.

The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.

The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that the Adviser noted that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant referenced its past analyses from 2022, which found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to funds subadvised by the Adviser and to the fees the Adviser charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 9 of 11 Janus Henderson Funds had lower management fees than similar funds subadvised by the Adviser. As part of their review of the 2022 independent consultant findings, the Trustees noted that for the two Janus Henderson Funds that did not have lower management fees than similar funds subadvised by the Adviser, management fees for each were under the average of its 15(c) peer group.

The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2022 (except for Janus Henderson U.S. Dividend Income Fund, for which the period end was March 31, 2023) and noted the following with

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Additional Information (unaudited)

regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Developed World Bond Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

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Additional Information (unaudited)

• For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

U.S. Equity Funds

• For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were

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Additional Information (unaudited)

reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.

Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized

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Janus Henderson Responsible International Dividend Fund

Additional Information (unaudited)

by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that the Adviser reported no changes to its allocation methodology for the 2023 15(c) process; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.

The Trustees concluded that the management fees payable by each Janus Henderson Fund to the Adviser were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.

Economies of Scale

The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2023 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 28% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 41% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the Janus Henderson Fund is small/midsized and higher fees when the Janus Henderson Fund grows in assets.

With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2023 report that (1) 70% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.

The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.

Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.

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Additional Information (unaudited)

Other Benefits to the Adviser

The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.

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Useful Information About Your Fund Report (unaudited)

Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in the Fund with one or more widely used market indices. When comparing the performance of the Fund with an index, keep in mind that market indices are not available for investment and do not reflect deduction of expenses.

Average annual total returns are quoted for a Fund with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Cumulative total returns are quoted for a Fund with less than one year of performance history. Cumulative total return is the growth or decline in value of an investment over time, independent of the period of time involved. Cumulative total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Fund’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of the Adviser and reflects the Fund’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Fund’s Schedule of Investments. This schedule reports the types of securities held in the Fund on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Fund invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Fund exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. A company may be allocated to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities, or the country where a majority of the company’s revenues are derived. The Fund’s Schedule of Investments relies upon the industry group and country classifications published by Bloomberg and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Fund’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Fund on the last day of the reporting period.

The Fund’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Fund shares sold to investors but not yet settled. The Fund’s liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Fund’s net assets. Because the Fund must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Fund’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

Janus Investment Fund	43

Janus Henderson Responsible International Dividend Fund

Useful Information About Your Fund Report (unaudited)

Statement of Operations

This statement details the Fund’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Fund holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Fund.

The next section reports the expenses incurred by the Fund, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Fund will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Fund during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Fund holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets

These statements report the increase or decrease in the Fund’s net assets during the reporting period. Changes in the Fund’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Fund’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Fund’s investment operations. The Fund’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Fund to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Fund’s net assets will not be affected.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Fund through purchases or withdrawals via redemptions. The Fund’s net assets will increase and decrease in value as investors purchase and redeem shares from the Fund.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Fund’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the total return for the period. The total return may include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. As a result, the total return may differ from the total return reflected for individual shareholder transactions. Also included are ratios of expenses and net investment income to average net assets.

The Fund’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Fund during the reporting period. Do not confuse this ratio with the Fund’s yield. The net investment income ratio is not a true measure of the Fund’s yield because it does not take into account the dividends distributed to the Fund’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Fund. Portfolio turnover is affected by market conditions, changes in the asset size of the Fund, fluctuating volume of shareholder purchase and redemption orders, the nature of the Fund’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the

44	DECEMBER 31, 2023

Janus Henderson Responsible International Dividend Fund

Useful Information About Your Fund Report (unaudited)

portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

Janus Investment Fund	45

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc Mutual funds distributed by Janus Henderson Distributors US LLC
125-24-93075 02-24

SEMIANNUAL REPORT December 31, 2023

Janus Henderson Short Duration Flexible Bond Fund

Janus Investment Fund

HIGHLIGHTS • Investment strategy behind your fund • Fund performance, characteristics and holdings

Janus Henderson Short Duration Flexible Bond Fund

Greg Wilensky co-portfolio manager	Michael Keough co-portfolio manager

Important Notice – Tailored Shareholder Reports

Effective January 24, 2023, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments that require mutual funds and exchange-traded funds to provide shareholders with streamlined annual and semi-annual shareholder reports that highlight key information. Other information, including financial statements, that currently appears in shareholder reports will be made available online, delivered free of charge to shareholders upon request, and filed with the SEC. The first tailored shareholder report for the Fund will be for the reporting period ending June 30, 2024. Currently, management is evaluating the impact of the rule and form amendments on the content of the Fund’s current shareholder reports.

Janus Henderson Short Duration Flexible Bond Fund (unaudited)

Fund At A Glance

December 31, 2023

Fund Profile
30-day SEC Yield*	Without Reimbursement	With Reimbursement
Class A Shares NAV	4.88%	5.00%
Class A Shares MOP	4.76%	4.87%
Class C Shares**	4.08%	4.21%
Class D Shares	5.03%	5.16%
Class I Shares	5.06%	5.16%
Class N Shares	5.17%	5.29%
Class S Shares	3.78%	4.78%
Class T Shares	4.94%	5.04%
Weighted Average Maturity		3.0 Years
Average Effective Duration***		2.3 Years
* Yield will fluctuate.
** Does not include the 1.00% contingent deferred sales charge.
*** A theoretical measure of price volatility.

Ratings† Summary - (% of Total Investments)
AAA	2.9%
AA	28.7%
A	10.4%
BBB	19.2%
BB	1.9%
B	0.4%
Not Rated	35.7%
Other	0.8%

† Credit ratings provided by Standard & Poor's (S&P), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality. "Other" includes cash equivalents, equity securities, and certain derivative instruments.

Significant Areas of Investment - (% of Net Assets)

Asset Allocation - (% of Net Assets)
Asset-Backed/Commercial Mortgage-Backed Securities	44.9%
Corporate Bonds	26.6%
United States Treasury Notes/Bonds	21.4%
Mortgage-Backed Securities	5.4%
Investment Companies	0.7%
Investments Purchased with Cash Collateral from Securities Lending	0.0%
Other	1.0%
100.0%

Janus Investment Fund	1

Janus Henderson Short Duration Flexible Bond Fund (unaudited)

Performance

See important disclosures on the next page.

Average Annual Total Return - for the periods ended December 31, 2023						Prospectus Expense Ratios
	Fiscal Year-to-Date	One Year	Five Year	Ten Year	Since Inception*	Total Annual Fund Operating Expenses‡	Net Annual Fund Operating Expenses‡
Class A Shares at NAV	3.99%	5.31%	1.49%	1.14%	3.12%	0.83%	0.70%
Class A Shares at MOP	1.46%	2.76%	0.95%	0.88%	2.96%
Class C Shares at NAV	3.99%	4.59%	0.82%	0.45%	2.43%	1.61%	1.45%
Class C Shares at CDSC	2.99%	3.59%	0.82%	0.45%	2.43%
Class D Shares	4.44%	5.49%	1.73%	1.33%	3.44%	0.67%	0.53%
Class I Shares	4.11%	5.56%	1.70%	1.35%	3.35%	0.66%	0.45%
Class N Shares	4.53%	5.63%	1.72%	1.40%	3.47%	0.53%	0.39%
Class S Shares	4.27%	5.13%	1.38%	1.00%	2.95%	1.83%	0.90%
Class T Shares	4.39%	5.38%	1.62%	1.23%	3.40%	0.77%	0.64%
Bloomberg 1-3 Year U.S. Government/Credit Index	3.44%	4.61%	1.51%	1.27%	3.41%**
Morningstar Quartile - Class T Shares	-	3rd	3rd	3rd	2nd
Morningstar Ranking - based on total returns for Short-Term Bond Funds	-	325/575	324/530	316/452	66/152

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.668.0434 (or 800.525.3713 if you hold shares directly with Janus Henderson) or visit janushenderson.com/performance (or janushenderson.com/allfunds if you hold shares directly with Janus Henderson).

Maximum Offering Price (MOP) returns include the maximum sales charge of 2.50%. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

CDSC returns include a 1% contingent deferred sales charge (CDSC) on Shares redeemed within 12 months of purchase. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

2	DECEMBER 31, 2023

Janus Henderson Short Duration Flexible Bond Fund (unaudited)

Performance

Performance may be affected by risks that include those associated with foreign and emerging markets, fixed income securities, high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), Environmental, Social and Governance (ESG) factors, non-diversification, portfolio turnover, derivatives, short sales, initial public offerings (IPOs) and potential conflicts of interest. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.

Returns include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

Class A Shares, Class C Shares, Class I Shares, and Class S Shares commenced operations on July 6, 2009. Performance shown for each class for periods prior to July 6, 2009, reflects the performance of the Fund’s Class J Shares, the initial share class (renamed Class T Shares effective February 16, 2010), calculated using the fees and expenses of each respective share class, without the effect of any fee and expense limitations or waivers.

Class D Shares commenced operations on February 16, 2010. Performance shown for periods prior to February 16, 2010, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses in effect during the periods shown, net of any applicable fee and expense limitations or waivers.

Class N Shares commenced operations on May 31, 2012. Performance shown for periods prior to May 31, 2012, reflects the performance of the Fund’s Class T Shares, calculated using the fees and expenses of Class T Shares, net of any applicable fee and expense limitations or waivers.

If each share class of the Fund had been available during periods prior to its commencement, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of each share class reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers. Please refer to the Fund’s prospectuses for further details concerning historical performance.

Ranking is for the share class shown only; other classes may have different performance characteristics. When an expense waiver is in effect, it may have a material effect on the total return, and therefore the ranking for the period.

© 2023 Morningstar, Inc. All Rights Reserved.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged.

See “Useful Information About Your Fund Report.”

*The Fund’s inception date – September 1, 1992

** The Bloomberg 1-3 Year U.S. Government/Credit Index’s since inception returns are calculated from August 31, 1992.

‡ As stated in the prospectus. Net expense ratios reflect the expense waiver, if any, contractually agreed to for at least a one-year period commencing on October 27, 2023. This contractual waiver may be terminated or modified only at the discretion of the Board of Trustees. See Financial Highlights for actual expense ratios during the reporting period.

Janus Investment Fund	3

Janus Henderson Short Duration Flexible Bond Fund (unaudited)

Expense Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges (loads) on purchase payments (applicable to Class A Shares only); and (2) ongoing costs, including management fees; 12b-1 distribution and shareholder servicing fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in any share class or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. These fees are fully described in the Fund’s prospectuses. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (7/1/23)	Ending Account Value (12/31/23)	Expenses Paid During Period (7/1/23 - 12/31/23)†	Beginning Account Value (7/1/23)	Ending Account Value (12/31/23)	Expenses Paid During Period (7/1/23 - 12/31/23)†	Net Annualized Expense Ratio (7/1/23 - 12/31/23)
Class A Shares	$1,000.00	$1,039.90	$3.59	$1,000.00	$1,021.62	$3.56	0.70%
Class C Shares	$1,000.00	$1,039.90	$7.23	$1,000.00	$1,018.05	$7.15	1.41%
Class D Shares	$1,000.00	$1,044.40	$2.72	$1,000.00	$1,022.47	$2.69	0.53%
Class I Shares	$1,000.00	$1,041.10	$2.36	$1,000.00	$1,022.82	$2.34	0.46%
Class N Shares	$1,000.00	$1,045.30	$2.06	$1,000.00	$1,023.13	$2.03	0.40%
Class S Shares	$1,000.00	$1,042.70	$4.52	$1,000.00	$1,020.71	$4.47	0.88%
Class T Shares	$1,000.00	$1,043.90	$3.24	$1,000.00	$1,021.97	$3.20	0.63%
†

Expenses Paid During Period are equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Fund’s prospectuses for more information regarding waivers and/or reimbursements.

4	DECEMBER 31, 2023

Janus Henderson Short Duration Flexible Bond Fund

Schedule of Investments (unaudited)

December 31, 2023

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– 44.9%
208 Park Avenue Mortgage Trust 2017-280P,
CME Term SOFR 1 Month + 1.1800%, 6.5380%, 9/15/34 (144A)‡	$2,890,000	$2,780,565
A&D Mortgage Trust 2023-NQM2 A1, 6.1320%, 5/25/68 (144A)Ç	1,892,106	1,883,115
A&D Mortgage Trust 2023-NQM4 A1, 7.4720%, 9/25/68 (144A)Ç	1,288,055	1,308,841
A&D Mortgage Trust 2023-NQM5 A1, 7.0490%, 11/25/68 (144A)Ç	616,730	622,371
ACC Auto Trust 2022-A A, 4.5800%, 7/15/26 (144A)	530,593	527,415
ACHV ABS Trust 2023-2PL A, 6.4200%, 5/20/30 (144A)	19,517	19,514
ACHV ABS Trust 2023-3PL A, 6.6000%, 8/19/30 (144A)	258,074	258,036
ACHV ABS Trust 2023-4CP A, 6.8100%, 11/25/30 (144A)	1,436,383	1,437,311
ACM Auto Trust 2023-1A A, 6.6100%, 1/22/30 (144A)	563,617	563,233
AMCR ABS Trust 2023-1A A, 7.6600%, 1/21/31 (144A)	1,524,200	1,532,579
Angel Oak Mortgage Trust I LLC 2019-5, 2.5930%, 10/25/49 (144A)‡	123,015	118,422
Angel Oak Mortgage Trust I LLC 2019-6,
Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 0.9500%, 2.6200%, 11/25/59 (144A)‡	110,708	106,531
Aqua Finance Trust 2021-A A, 1.5400%, 7/17/46 (144A)	508,649	454,271
ARES CLO Ltd 2021-60A A,
CME Term SOFR 3 Month + 1.3816%, 6.6915%, 7/18/34 (144A)‡	491,000	490,482
Arivo Acceptance Auto Loan Receivables 2022-1A A, 3.9300%, 5/15/28 (144A)	1,235,477	1,210,947
Atalaya Equipment Leasing Fund I LP 2021-1A A2, 1.2300%, 5/15/26 (144A)	195,508	193,684
Blue Ridge Funding LLC 2023-1A A, 7.3700%, 11/15/30 (144A)	2,278,000	2,282,612
BPR Trust 2022-OANA A,
CME Term SOFR 1 Month + 1.8980%, 7.2598%, 4/15/37 (144A)‡	3,717,000	3,656,260
BPR Trust 2023-BRK2 A, 6.8990%, 11/5/28 (144A)‡	1,788,000	1,872,250
BX Commercial Mortgage Trust 2019-MMP C,
CME Term SOFR 1 Month + 1.4940%, 6.8560%, 8/15/36 (144A)‡	2,744,267	2,662,664
BX Commercial Mortgage Trust 2019-XL,
CME Term SOFR 1 Month + 1.0345%, 6.3963%, 10/15/36 (144A)‡	1,666,170	1,661,873
BX Commercial Mortgage Trust 2019-XL,
CME Term SOFR 1 Month + 1.1945%, 6.5563%, 10/15/36 (144A)‡	850,000	845,950
BX Commercial Mortgage Trust 2021-21M A,
CME Term SOFR 1 Month + 0.8445%, 6.2065%, 10/15/36 (144A)‡	1,692,686	1,658,843
BX Commercial Mortgage Trust 2021-LBA AJV,
CME Term SOFR 1 Month + 0.9145%, 6.2765%, 2/15/36 (144A)‡	1,598,000	1,571,425
BX Commercial Mortgage Trust 2021-LBA AV,
CME Term SOFR 1 Month + 0.9145%, 6.2765%, 2/15/36 (144A)‡	1,436,901	1,413,082
BX Commercial Mortgage Trust 2021-VOLT F,
CME Term SOFR 1 Month + 2.5145%, 7.8763%, 9/15/36 (144A)‡	3,235,000	3,046,094
BX Commercial Mortgage Trust 2022-FOX2 A2,
CME Term SOFR 1 Month + 0.7492%, 6.1110%, 4/15/39 (144A)‡	1,667,536	1,620,021
BX Commercial Mortgage Trust 2023-VLT3 A,
CME Term SOFR 1 Month + 1.9400%, 7.3018%, 11/15/28 (144A)‡	1,523,750	1,522,076
BX Commercial Mortgage Trust 2023-VLT3 B,
CME Term SOFR 1 Month + 2.6890%, 8.0508%, 11/15/28 (144A)‡	1,142,633	1,141,004
CBAM CLO Management 2019-11RA A2,
CME Term SOFR 3 Month + 1.7616%, 7.1774%, 1/20/35 (144A)‡	4,325,000	4,177,107
CENT Trust 2023-CITY A,
CME Term SOFR 1 Month + 2.6200%, 7.9818%, 9/15/38 (144A)‡	1,845,000	1,854,539
CF Hippolyta Issuer LLC 2021-1A A1, 1.5300%, 3/15/61 (144A)	2,170,457	1,941,224
CF Hippolyta Issuer LLC 2021-1A B1, 1.9800%, 3/15/61 (144A)	796,368	683,283
CF Hippolyta Issuer LLC 2022-1A A1, 5.9700%, 8/15/62 (144A)	12,308,912	12,248,210
Chase Auto Credit Linked Notes 2020-2 B, 0.8400%, 2/25/28 (144A)	21,787	21,713
Chase Auto Credit Linked Notes 2021-1 B, 0.8750%, 9/25/28 (144A)	330,073	324,153
Chase Auto Credit Linked Notes 2021-2 B, 0.8890%, 12/26/28 (144A)	299,975	292,612
Chase Mortgage Finance Corp 2020-CL1 M1,
CME Term SOFR 1 Month + 2.3645%, 7.7204%, 10/25/57 (144A)‡	2,881,474	2,883,222
CIFC Funding Ltd 2016-1A BRR,
CME Term SOFR 3 Month + 1.9616%, 7.2951%, 10/21/31 (144A)‡	1,278,000	1,268,626
CIFC Funding Ltd 2021-7A B,
CME Term SOFR 3 Month + 1.8616%, 7.2735%, 1/23/35 (144A)‡	1,432,000	1,422,081

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	5

Janus Henderson Short Duration Flexible Bond Fund

Schedule of Investments (unaudited)

December 31, 2023

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
CIM Trust 2021-NR1 A1, 2.5690%, 7/25/55 (144A)Ç	$723,597	$708,554
Cold Storage Trust 2020-ICE5 A,
CME Term SOFR 1 Month + 1.0145%, 6.3719%, 11/15/37 (144A)‡	3,282,205	3,261,334
Cold Storage Trust 2020-ICE5 B,
CME Term SOFR 1 Month + 1.4145%, 6.7719%, 11/15/37 (144A)‡	1,683,863	1,663,677
Cold Storage Trust 2020-ICE5 C,
CME Term SOFR 1 Month + 1.7645%, 7.1219%, 11/15/37 (144A)‡	1,690,744	1,670,231
COLEM Mortgage Trust 2022-HLNE A, 2.4610%, 4/12/42 (144A)‡	4,914,000	3,966,845
Connecticut Avenue Securities Trust 2018-R07,
US 30 Day Average SOFR + 2.5145%, 7.8519%, 4/25/31 (144A)‡	9,042	9,047
Connecticut Avenue Securities Trust 2019-R07,
US 30 Day Average SOFR + 2.2145%, 7.5519%, 10/25/39 (144A)‡	210	210
Connecticut Avenue Securities Trust 2021-R02 2M1,
US 30 Day Average SOFR + 0.9000%, 6.2374%, 11/25/41 (144A)‡	1,195,253	1,190,468
Connecticut Avenue Securities Trust 2021-R02 2M2,
US 30 Day Average SOFR + 2.0000%, 7.3374%, 11/25/41 (144A)‡	2,548,000	2,523,718
Connecticut Avenue Securities Trust 2021-R03 1M2,
US 30 Day Average SOFR + 1.6500%, 6.9874%, 12/25/41 (144A)‡	951,000	931,678
Connecticut Avenue Securities Trust 2022-R01 1B1,
US 30 Day Average SOFR + 3.1500%, 8.4874%, 12/25/41 (144A)‡	1,759,000	1,777,236
Connecticut Avenue Securities Trust 2022-R01 1M2,
US 30 Day Average SOFR + 1.9000%, 7.2374%, 12/25/41 (144A)‡	1,997,000	1,985,751
Connecticut Avenue Securities Trust 2022-R03 1M1,
US 30 Day Average SOFR + 2.1000%, 7.4374%, 3/25/42 (144A)‡	1,577,380	1,595,353
Connecticut Avenue Securities Trust 2022-R04 1M1,
US 30 Day Average SOFR + 2.0000%, 7.3374%, 3/25/42 (144A)‡	691,891	698,226
Connecticut Avenue Securities Trust 2022-R05 2M1,
US 30 Day Average SOFR + 1.9000%, 7.2374%, 4/25/42 (144A)‡	129,932	130,355
Connecticut Avenue Securities Trust 2023-R01 1M1,
US 30 Day Average SOFR + 2.4000%, 7.7374%, 12/25/42 (144A)‡	811,536	824,431
Connecticut Avenue Securities Trust 2023-R03 2M1,
US 30 Day Average SOFR + 2.5000%, 7.8374%, 4/25/43 (144A)‡	1,807,415	1,807,395
Connecticut Avenue Securities Trust 2023-R06 1M1,
US 30 Day Average SOFR + 1.7000%, 7.0374%, 7/25/43 (144A)‡	1,103,125	1,103,116
Connecticut Avenue Securities Trust 2023-R07 2M1,
US 30 Day Average SOFR + 1.9500%, 7.2874%, 9/25/43 (144A)‡	504,259	504,255
Connecticut Avenue Securities Trust 2023-R08 1M1,
US 30 Day Average SOFR + 1.5000%, 6.8374%, 10/25/43 (144A)‡	993,733	993,727
CP EF Asset Securitization I LLC 2002-1A A, 5.9600%, 4/15/30 (144A)	1,526,221	1,517,213
CPF IV LLC / CP EF Asset Securitization LLC 2023-1A A,
7.4800%, 3/15/32 (144A)	964,653	968,222
CRB Securitization Trust 2023-1 A, 6.9600%, 10/20/33 (144A)	1,486,568	1,495,700
Credit Suisse Commercial Mortgage Trust 2019-ICE4,
CME Term SOFR 1 Month + 1.0270%, 6.3890%, 5/15/36 (144A)‡	3,693,810	3,688,351
Credit Suisse Commercial Mortgage Trust 2019-ICE4 C,
CME Term SOFR 1 Month + 1.4770%, 6.8390%, 5/15/36 (144A)‡	4,095,810	4,083,537
Credit Suisse Commercial Mortgage Trust 2021-WEHO A,
CME Term SOFR 1 Month + 4.0838%, 9.4458%, 4/15/26 (144A)‡	1,391,565	1,368,338
CyrusOne Data Centers Issuer I LLC 2023-2A A2, 5.5600%, 11/20/48 (144A)	1,791,000	1,710,479
DB Master Finance LLC 2017-1A A2II, 4.0300%, 11/20/47 (144A)	4,829,370	4,574,019
DBCCRE Mortgage Trust 2014-ARCP E, 4.9345%, 1/10/34 (144A)‡	4,240,000	4,186,998
DC Commercial Mortgage Trust 2023-DC A, 6.3143%, 9/12/40 (144A)	1,548,000	1,592,571
DC Commercial Mortgage Trust 2023-DC B, 6.8043%, 9/12/40 (144A)	1,459,617	1,493,704
Diamond Infrastructure Funding LLC 2021-1A A, 1.7600%, 4/15/49 (144A)	2,114,000	1,876,460
Diamond Resorts Owner Trust 2021-1A A, 1.5100%, 11/21/33 (144A)	464,326	432,483
Donlen Fleet Lease Funding 2021-2 B, 0.9800%, 12/11/34 (144A)	1,572,000	1,519,168
Donlen Fleet Lease Funding 2021-2 C, 1.2000%, 12/11/34 (144A)	1,471,000	1,417,708
Drive Auto Receivables Trust 2020-1, 2.7000%, 5/17/27	1,229,328	1,218,176
DROP Mortgage Trust 2021-FILE A,
CME Term SOFR 1 Month + 1.2645%, 6.6265%, 10/15/43 (144A)‡	3,929,000	3,634,450

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

6	DECEMBER 31, 2023

Janus Henderson Short Duration Flexible Bond Fund

Schedule of Investments (unaudited)

December 31, 2023

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Elmwood CLO VIII Ltd 2019-2A AR,
CME Term SOFR 3 Month + 1.4116%, 6.8274%, 4/20/34 (144A)‡	$740,000	$739,956
Exeter Automobile Receivables Trust 2020-2A E, 7.1900%, 9/15/27 (144A)	2,687,000	2,689,748
Exeter Automobile Receivables Trust 2021-1A D, 1.0800%, 11/16/26	1,081,000	1,045,490
Exeter Automobile Receivables Trust 2023-5A A2, 6.2000%, 4/15/26	2,008,000	2,010,369
Extended Stay America Trust 2021-ESH E,
CME Term SOFR 1 Month + 2.9645%, 8.3265%, 7/15/38 (144A)‡	3,161,561	3,097,232
First Investors Auto Owner Trust 2022-1A A, 2.0300%, 1/15/27 (144A)	1,152,809	1,132,020
Flagstar Mortgage Trust 2021-13IN A2, 3.0000%, 12/30/51 (144A)‡	5,254,825	4,472,814
Freddie Mac Structured Agency Credit Risk Debt Notes 2019-DNA4 M2,
US 30 Day Average SOFR + 2.0645%, 7.4019%, 10/25/49 (144A)‡	17,110	17,124
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-DNA6 M2,
US 30 Day Average SOFR + 2.0000%, 7.3374%, 12/25/50 (144A)‡	906,463	918,852
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-HQA5 M2,
US 30 Day Average SOFR + 2.6000%, 7.9374%, 11/25/50 (144A)‡	957,579	974,546
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA1 M2,
US 30 Day Average SOFR + 1.8000%, 7.1374%, 1/25/51 (144A)‡	368,573	369,944
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA2 M2,
US 30 Day Average SOFR + 2.3000%, 7.6374%, 8/25/33 (144A)‡	1,443,709	1,453,175
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA1 M2,
US 30 Day Average SOFR + 2.2500%, 7.5874%, 8/25/33 (144A)‡	1,661,740	1,657,013
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA2 M2,
US 30 Day Average SOFR + 2.0500%, 7.3874%, 12/25/33 (144A)‡	2,592,000	2,554,375
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA1 M1A,
US 30 Day Average SOFR + 2.1000%, 7.4374%, 3/25/42 (144A)‡	659,598	663,601
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA3 M1A,
US 30 Day Average SOFR + 2.3000%, 7.6374%, 8/25/42 (144A)‡	675,515	685,926
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-DNA2 M1A,
US 30 Day Average SOFR + 2.1000%, 7.4374%, 4/25/43 (144A)‡	1,508,360	1,508,343
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA2 M1A,
US 30 Day Average SOFR + 2.0000%, 7.3374%, 6/25/43 (144A)‡	1,683,179	1,694,397
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA3 A1,
US 30 Day Average SOFR + 1.8500%, 7.1874%, 11/25/43 (144A)‡	508,098	510,692
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA3 M1,
US 30 Day Average SOFR + 1.8500%, 7.1874%, 11/25/43 (144A)‡	874,739	874,730
FREED ABS Trust 2022-2CP B, 4.4900%, 5/18/29 (144A)	2,366,755	2,360,005
GCAT 2022-INV1 A1, 3.0000%, 12/25/51 (144A)‡	4,577,751	3,890,764
Great Wolf Trust,
CME Term SOFR 1 Month + 1.1485%, 6.7105%, 12/15/36 (144A)‡	5,929,000	5,899,283
Hilton Grand Vacations Trust 2020-AA, 2.7400%, 2/25/39 (144A)	1,295,508	1,228,526
Hudson Bay Simon JV Trust 2015-HB7 A7, 3.9141%, 8/5/34 (144A)	555,659	499,029
Imerial Fund LLC 2023-NQM1 A1, 5.9410%, 2/25/68 (144A)Ç	957,918	949,908
JP Morgan Chase Commercial Mortgage Sec Trust 2020-ACE A,
3.2865%, 1/10/37 (144A)	991,000	950,975
JP Morgan Chase Commercial Mortgage Sec Trust 2020-ACE B,
3.6401%, 1/10/37 (144A)	2,560,000	2,421,697
KNDL Mortgage Trust 2019-KNSQ A,
CME Term SOFR 1 Month + 0.9960%, 6.3580%, 5/15/36 (144A)‡	3,838,000	3,828,201
LAD Auto Receivables Trust 2021-1A A, 1.3000%, 8/17/26 (144A)	218,745	215,996
LAD Auto Receivables Trust 2022-1A A, 5.2100%, 6/15/27 (144A)	1,844,780	1,835,457
Lendbuzz Securitization Trust 2021-1A A, 1.4600%, 6/15/26 (144A)	1,313,778	1,270,254
Lendbuzz Securitization Trust 2021-1A A, 4.2200%, 5/17/27 (144A)‡	1,407,835	1,372,528
Lendbuzz Securitization Trust 2023-1A A2, 6.9200%, 8/15/28 (144A)	2,621,706	2,629,105
Life Financial Services Trust 2021-BMR A,
CME Term SOFR 1 Month + 0.8145%, 6.1765%, 3/15/38 (144A)‡	3,554,420	3,477,214
Life Financial Services Trust 2021-BMR C,
CME Term SOFR 1 Month + 1.2145%, 6.5765%, 3/15/38 (144A)‡	1,980,685	1,918,874
Life Financial Services Trust 2022-BMR2 A1,
CME Term SOFR 1 Month + 1.2952%, 6.6571%, 5/15/39 (144A)‡	2,823,000	2,763,441

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	7

Janus Henderson Short Duration Flexible Bond Fund

Schedule of Investments (unaudited)

December 31, 2023

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Life Financial Services Trust 2022-BMR2 B,
CME Term SOFR 1 Month + 1.7939%, 7.1557%, 5/15/39 (144A)‡	$1,059,000	$1,032,570
M&T Equipment Notes 2023-1A A2, 6.0900%, 7/15/30 (144A)	2,070,000	2,074,514
Marlette Funding Trust 2023-1A A, 6.0700%, 4/15/33 (144A)	1,361,432	1,360,215
Marlette Funding Trust 2023-2A B, 6.5400%, 6/15/33 (144A)	1,275,000	1,286,912
MED Trust 2021-MDLN E,
CME Term SOFR 1 Month + 3.2645%, 8.6265%, 11/15/38 (144A)‡	2,634,357	2,551,675
Mello Mortgage Capital Acceptance Trust 2021-INV3 A11,
US 30 Day Average SOFR + 0.9500%, 5.0000%, 10/25/51 (144A)‡	1,659,642	1,537,876
Mello Mortgage Capital Acceptance Trust 2021-INV4 A3,
2.5000%, 12/25/51 (144A)‡	1,768,104	1,446,879
Mello Mortgage Capital Acceptance Trust 2022-INV1 A2,
3.0000%, 3/25/52 (144A)‡	3,179,985	2,706,744
Mercury Financial Credit Card Master Trust 2023-1A A,
8.0400%, 9/20/27 (144A)	2,674,000	2,675,940
MHC Commercial Mortgage Trust 2021-MHC A,
CME Term SOFR 1 Month + 0.9154%, 6.2774%, 4/15/38 (144A)‡	2,936,248	2,902,831
MHC Commercial Mortgage Trust 2021-MHC C,
CME Term SOFR 1 Month + 1.4654%, 6.8274%, 4/15/38 (144A)‡	1,657,779	1,632,970
Mission Lane Credit Card Master Trust 2023-A A, 7.2300%, 7/17/28 (144A)	2,136,000	2,139,299
NCMF Trust 2022-MFP A,
CME Term SOFR 1 Month + 1.7420%, 7.1038%, 3/15/39 (144A)‡	855,000	846,065
Neuberger Berman CLO Ltd 2019-33A BR,
CME Term SOFR 3 Month + 1.8616%, 7.2555%, 10/16/33 (144A)‡	3,800,000	3,794,323
NMEF Funding LLC 2022-A A2, 2.5800%, 10/16/28 (144A)	1,405,497	1,385,240
NRZ Excess Spread Collateralized Notes 2020-PLS1 A,
3.8440%, 12/25/25 (144A)	288,605	274,007
NRZ Excess Spread Collateralized Notes 2021-FHT1 A, 3.1040%, 7/25/26 (144A)	450,712	416,590
Oak Street Investment Grade Net Lease Fund 2020-1A A1,
1.8500%, 11/20/50 (144A)	1,049,571	957,963
Oasis Securitization 2021-2A A, 2.1430%, 10/15/33 (144A)	385,793	382,355
Oasis Securitization 2022-1A A, 4.7500%, 5/15/34 (144A)	614,482	612,534
Oasis Securitization 2022-2A A, 6.8500%, 10/15/34 (144A)	1,117,257	1,117,236
Oasis Securitization 2023-1A A, 7.0000%, 2/15/35 (144A)	2,742,727	2,739,861
OCCU Auto Receivables Trust 2023-1A A3, 6.2300%, 6/15/28 (144A)	1,784,000	1,805,647
Oceanview Mortgage Trust 2021-4 A11,
US 30 Day Average SOFR + 0.8500%, 5.0000%, 10/25/51 (144A)‡	1,813,738	1,677,262
Oceanview Mortgage Trust 2021-5 AF,
US 30 Day Average SOFR + 0.8500%, 5.0000%, 11/25/51 (144A)‡	1,769,327	1,633,726
Oceanview Mortgage Trust 2022-1 A1, 3.0000%, 12/25/51 (144A)‡	1,847,578	1,572,626
Oceanview Mortgage Trust 2022-2 A1, 3.0000%, 12/25/51 (144A)‡	3,671,592	3,125,200
OCP CLO Ltd 2015-10A BR2,
CME Term SOFR 3 Month + 1.9116%, 7.2912%, 1/26/34 (144A)‡	2,686,000	2,656,175
Octagon Investment Partners 48 Ltd 2020-3A BR,
CME Term SOFR 3 Month + 1.8616%, 7.2774%, 10/20/34 (144A)‡	527,000	522,035
Ondeck Asset Securitization Trust LLC 2021-1A A, 1.5900%, 5/17/27 (144A)	1,807,000	1,764,472
Onslow Bay Financial LLC 2021-INV3 A3, 2.5000%, 10/25/51 (144A)‡	2,715,197	2,222,217
Onslow Bay Financial LLC 2022-INV1 A1, 3.0000%, 12/25/51 (144A)‡	3,677,313	3,130,069
Onslow Bay Financial LLC 2022-INV1 A18, 3.0000%, 12/25/51 (144A)‡	1,559,625	1,291,552
Oscar US Funding Trust 2021-1A A3, 0.7000%, 4/10/25 (144A)	407,187	404,924
Pagaya AI Debt Selection Trust 2022-1 A, 2.0300%, 10/15/29 (144A)	320,556	315,664
Pawnee Equipment Receivables 2021-1 A2, 1.1000%, 7/15/27 (144A)	1,233,847	1,205,016
Preston Ridge Partners Mortgage Trust 2021-10 A1, 2.4870%, 10/25/26 (144A)Ç	1,615,084	1,524,448
Preston Ridge Partners Mortgage Trust 2021-9 A1, 2.3630%, 10/25/26 (144A)Ç	1,612,826	1,523,022
Preston Ridge Partners Mortgage Trust 2022-2 A1, 5.0000%, 3/25/27 (144A)Ç	2,251,240	2,192,045
Pretium Mortgage Credit Partners LLC 2023-RN1 A1, 8.2321%, 9/25/53 (144A)Ç	2,145,392	2,188,913
Provident Funding Mortgage Trust 2021-INV1 A1, 2.5000%, 8/25/51 (144A)‡	1,553,528	1,271,509

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

8	DECEMBER 31, 2023

Janus Henderson Short Duration Flexible Bond Fund

Schedule of Investments (unaudited)

December 31, 2023

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Rad CLO Ltd 2023-21A C,
CME Term SOFR 3 Month + 2.5500%, 0%, 1/25/33 (144A)‡	$2,327,710	$2,320,445
Reach Financial LLC 2021-1A B, 2.1700%, 5/15/29 (144A)	2,110,000	2,043,482
Reach Financial LLC 2022-2A A, 6.6300%, 5/15/30 (144A)	408,646	408,774
Saluda Grade Alternative Mortgage Trust 2023-FIG4 A,
6.7180%, 11/25/53 (144A)‡	1,323,000	1,322,991
Saluda Grade Alternative Mortgage Trust 2023-SEQ3 A1,
Prime Rate by Country United States + 2.3000%, 7.1620%, 6/1/53 (144A)‡	1,876,613	1,896,285
Santander Bank Auto Credit-Linked Notes 2021-1A B, 1.8330%, 12/15/31 (144A)	2,348,556	2,286,971
Santander Bank Auto Credit-Linked Notes 2021-1A C, 3.2680%, 12/15/31 (144A)	323,196	315,902
Santander Bank Auto Credit-Linked Notes 2022-A B, 5.2810%, 5/15/32 (144A)	1,186,576	1,176,609
Santander Bank Auto Credit-Linked Notes 2023-B A2, 5.6440%, 12/15/33 (144A)	2,430,000	2,437,247
Santander Drive Auto Receivables Trust 2021-1 D, 1.1300%, 11/16/26	3,923,855	3,823,281
Sierra Receivables Funding Co LLC 2021-1A A, 0.9900%, 11/20/37 (144A)	700,561	659,946
Signal Peak CLO LLC 2022-12A A1, 6.8910%, 7/10/28‡	2,616,000	2,734,800
SMRT 2022-MINI A, CME Term SOFR 1 Month + 1.0000%, 6.3620%, 1/15/39 (144A)‡	2,805,000	2,745,575
SoFi Consumer Loan Program Trust 2022-1S A, 6.2100%, 4/15/31 (144A)	617,953	617,879
SoFi Professional Loan Program 2020-C Trust, 1.9500%, 2/15/46 (144A)	1,388,215	1,259,127
Sound Point CLO Ltd 2019-1A AR,
CME Term SOFR 3 Month + 1.3416%, 6.7574%, 1/20/32 (144A)‡	2,136,000	2,114,937
SREIT Trust 2021-MFP A,
CME Term SOFR 1 Month + 0.8453%, 6.2071%, 11/15/38 (144A)‡	3,096,408	3,044,189
Tesla Auto Lease Trust 2021-B B, 0.9100%, 9/22/25 (144A)	538,000	524,460
THE 2023-MIC Trust 2023-MIC A, 8.4366%, 12/5/38 (144A)‡	1,278,485	1,345,768
Theorem Funding Trust 2022-3A A, 7.6000%, 4/15/29 (144A)	1,640,723	1,652,175
THL Credit Wind River CLO Ltd 2014-1A ARR,
CME Term SOFR 3 Month + 1.3116%, 6.6215%, 7/18/31 (144A)‡	4,651,963	4,652,256
Towd Point Mortgage Trust 2023-CES1 A1A, 6.7500%, 7/25/63 (144A)‡	573,258	579,190
Towd Point Mortgage Trust 2023-CES2 A1A, 7.2940%, 10/25/63 (144A)‡	808,740	825,833
Tricolor Auto Securitization Trust 2023-1A A, 6.4800%, 8/17/26 (144A)	1,161,552	1,158,000
TTAN 2021-MHC A, CME Term SOFR 1 Month + 0.9645%, 6.3265%, 3/15/38 (144A)‡	1,442,253	1,426,068
TYSN 2023-CRNR Mortgage Trust 2023-CRNR A, 6.7990%, 12/10/33 (144A)‡	758,943	786,852
TYSN 2023-CRNR Mortgage Trust 2023-CRNR B, 6.7990%, 12/10/33 (144A)‡	1,530,716	1,539,521
UNIFY Auto Receivables Trust 2021-1A A4, 0.9800%, 7/15/26 (144A)	2,026,215	1,989,859
United Wholesale Mortgage LLC 2021-INV4 A3, 2.5000%, 12/25/51 (144A)‡	1,351,435	1,107,443
Upstart Securitization Trust 2021-4 A, 0.8400%, 9/20/31 (144A)	75,153	74,942
Upstart Securitization Trust 2021-5 A, 1.3100%, 11/20/31 (144A)	83,006	82,342
Upstart Securitization Trust 2022-1 A, 3.1200%, 3/20/32 (144A)	1,272,065	1,257,563
Upstart Securitization Trust 2022-2 A, 4.3700%, 5/20/32 (144A)	733,079	729,813
US Bank National Association 2023-1 B, 6.7890%, 8/25/32 (144A)	1,904,000	1,908,659
USASF Receivables LLC 2021-1A C, 2.2000%, 5/15/26 (144A)	2,848,869	2,780,642
Vantage Data Centers LLC 2020-1A A2, 1.6450%, 9/15/45 (144A)	2,652,000	2,453,831
VASA Trust 2021-VASA A,
CME Term SOFR 1 Month + 1.0145%, 6.3765%, 7/15/39 (144A)‡	1,260,000	1,118,498
Verus Securitization Trust 2020-1, 2.6420%, 1/25/60 (144A)Ç	2,321,401	2,207,455
VMC Finance LLC 2021-HT1 A,
CME Term SOFR 1 Month + 1.7645%, 7.1227%, 1/18/37 (144A)‡	1,233,677	1,209,014
Westgate Resorts 2022-1A A, 1.7880%, 8/20/36 (144A)	429,261	409,261
Westlake Automobile Receivable Trust 2023-3A A2A, 5.9600%, 10/15/26 (144A)	2,481,000	2,486,625
Westlake Automobile Receivable Trust 2023-4A A2, 6.2300%, 1/15/27 (144A)	2,675,000	2,691,905
Woodward Capital Management 2021-3 A21,
US 30 Day Average SOFR + 0.8000%, 5.0000%, 7/25/51 (144A)‡	1,171,217	1,073,293
Woodward Capital Management 2023-CES1 A1A, 6.5150%, 6/25/43 (144A)‡	1,102,057	1,113,183
Woodward Capital Management 2023-CES2 A1A, 6.8080%, 9/25/43 (144A)‡	2,031,993	2,060,986
Woodward Capital Management 2023-CES3 A1A, 7.1130%, 11/25/43 (144A)	2,824,467	2,906,475
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $349,103,110)		339,544,502

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	9

Janus Henderson Short Duration Flexible Bond Fund

Schedule of Investments (unaudited)

December 31, 2023

Shares or Principal Amounts		Value
Corporate Bonds– 26.6%
Banking – 7.9%
American Express Co, SOFR + 1.3300%, 6.3380%, 10/30/26‡	$2,284,000	$2,328,662
Bank of America Corp, SOFR + 1.9900%, 6.2040%, 11/10/28‡	2,851,000	2,973,994
Bank of America NA, 5.5260%, 8/18/26	6,452,000	6,571,100
BNP Paribas SA, CME Term SOFR 3 Month + 2.4966%, 4.7050%, 1/10/25 (144A)‡	3,253,000	3,252,712
BNP Paribas SA, USD SWAP SEMI 30/360 5YR + 5.1500%, 7.3750% (144A)‡,µ	5,148,000	5,155,151
Danske Bank A/S,
US Treasury Yield Curve Rate 1 Year + 2.1000%, 6.4660%, 1/9/26 (144A)‡	6,589,000	6,635,713
Fifth Third Bancorp, SOFR + 2.3400%, 6.3390%, 7/27/29‡	1,256,000	1,307,721
ING Groep NV, SOFR + 1.5600%, 6.0830%, 9/11/27‡	2,448,000	2,498,192
JPMorgan Chase & Co, SOFR + 1.3200%, 4.0800%, 4/26/26‡	6,763,000	6,652,966
JPMorgan Chase & Co, SOFR + 1.4500%, 5.2990%, 7/24/29‡	4,909,000	4,981,216
Morgan Stanley, SOFR + 1.5900%, 5.1640%, 4/20/29‡	1,918,000	1,928,964
Morgan Stanley, SOFR + 1.6300%, 5.4490%, 7/20/29‡	2,175,000	2,216,220
Morgan Stanley Bank NA, 4.7540%, 4/21/26	2,138,000	2,136,558
PNC Financial Services Group Inc/The, SOFR + 1.7300%, 6.6150%, 10/20/27‡	5,774,000	5,989,496
Truist Financial Corp, SOFR + 2.0500%, 6.0470%, 6/8/27‡	2,484,000	2,527,751
Wells Fargo & Co, SOFR + 1.5100%, 3.5260%, 3/24/28‡	3,116,000	2,972,722
		60,129,138
Basic Industry – 0.8%
Celanese US Holdings LLC, 6.3500%, 11/15/28	6,012,000	6,304,879
Brokerage – 1.6%
Charles Schwab Corp, 5.8750%, 8/24/26	6,336,000	6,498,489
Nasdaq Inc, 5.3500%, 6/28/28	5,593,000	5,760,493
		12,258,982
Capital Goods – 2.2%
L3Harris Technologies Inc, 5.4000%, 1/15/27	4,423,000	4,514,772
Nordson Corp, 5.6000%, 9/15/28	3,080,000	3,193,320
Regal Rexnord Corp, 6.0500%, 2/15/26 (144A)	1,890,000	1,910,890
Regal Rexnord Corp, 6.0500%, 4/15/28 (144A)	1,518,000	1,536,636
RTX Corp, 5.7500%, 11/8/26	5,001,000	5,139,050
		16,294,668
Consumer Cyclical – 0.7%
LKQ Corp, 5.7500%, 6/15/28	4,169,000	4,266,853
Lowe's Cos Inc, 3.3500%, 4/1/27	916,000	882,281
		5,149,134
Consumer Non-Cyclical – 4.0%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC,
6.5000%, 2/15/28 (144A)	1,938,000	1,961,155
GE HealthCare Technologies Inc, 5.6000%, 11/15/25	3,053,000	3,080,068
HCA Inc, 5.3750%, 2/1/25	1,308,000	1,306,078
HCA Inc, 5.8750%, 2/15/26	684,000	689,817
HCA Inc, 5.2000%, 6/1/28	1,262,000	1,274,950
Illumina Inc, 5.8000%, 12/12/25	2,951,000	2,961,096
IQVIA Inc, 6.2500%, 2/1/29 (144A)	1,818,000	1,897,896
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc, 2.5000%, 1/15/27	4,222,000	3,885,338
Mattel Inc, 3.7500%, 4/1/29 (144A)	3,395,000	3,100,970
Polaris Inc, 6.9500%, 3/15/29	3,813,000	4,055,827
Sysco Corp, 5.7500%, 1/17/29	5,747,000	5,986,533
		30,199,728
Electric – 1.6%
Georgia Power Co, 4.6500%, 5/16/28	2,005,000	2,020,326
National Grid PLC, 5.6020%, 6/12/28	1,558,000	1,605,156
NextEra Energy Operating Partners LP, 4.2500%, 7/15/24 (144A)	1,229,000	1,215,053
Southern California Edison Co, 5.8500%, 11/1/27	2,077,000	2,168,837
Xcel Energy Inc, 4.0000%, 6/15/28	5,589,000	5,453,255
		12,462,627
Energy – 0.4%
Columbia Pipelines Holding Company LLC, 6.0550%, 8/15/26 (144A)	1,572,000	1,609,147

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

10	DECEMBER 31, 2023

Janus Henderson Short Duration Flexible Bond Fund

Schedule of Investments (unaudited)

December 31, 2023

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Energy– (continued)
Targa Resources Partners LP / Targa Resources Partners Finance Corp,
6.5000%, 7/15/27	$1,643,000	$1,664,688
		3,273,835
Finance Companies – 3.1%
Air Lease Corp, 0.8000%, 8/18/24#	3,072,000	2,977,534
Ares Capital Corp, 7.0000%, 1/15/27	3,793,000	3,901,466
Avolon Holdings Funding Ltd, 4.2500%, 4/15/26 (144A)	2,351,000	2,270,629
Avolon Holdings Funding Ltd, 2.1250%, 2/21/26 (144A)	3,354,000	3,107,884
Blackstone Private Credit Fund, 7.3000%, 11/27/28 (144A)	3,813,000	3,963,724
Castlelake Aviation Finance DAC, 5.0000%, 4/15/27 (144A)	2,999,000	2,807,568
Owl Rock Capital Corp, 3.1250%, 4/13/27	4,908,000	4,336,904
		23,365,709
Government Sponsored – 0.2%
Electricite de France SA, 5.7000%, 5/23/28 (144A)	1,520,000	1,572,663
Insurance – 2.1%
Centene Corp, 4.2500%, 12/15/27	13,752,000	13,250,784
Corebridge Financial Inc, 3.5000%, 4/4/25	2,625,000	2,559,006
		15,809,790
Professional Services – 0.7%
Jacobs Engineering Group Inc, 6.3500%, 8/18/28	5,024,000	5,247,048
Real Estate Investment Trusts (REITs) – 0.6%
American Tower Trust I, 5.4900%, 3/15/28 (144A)	4,241,000	4,292,621
Technology – 0.7%
Marvell Technology Inc, 5.7500%, 2/15/29	4,791,000	4,950,052
Total Corporate Bonds (cost $199,870,316)		201,310,874
Mortgage-Backed Securities– 5.4%
Fannie Mae:
4.0000%, TBA, 30 Year Maturity	862,629	815,839
5.0000%, TBA, 30 Year Maturity	893,900	884,677
		1,700,516
Fannie Mae Pool:
4.0000%, 10/1/47	383,482	369,330
4.0000%, 1/1/48	240,562	231,685
4.5000%, 6/1/48	351,574	346,286
4.0000%, 7/1/48	468,635	450,263
4.0000%, 8/1/48	160,887	154,580
4.0000%, 9/1/48	384,541	370,350
4.0000%, 11/1/48	546,865	525,427
4.0000%, 12/1/48	86,542	83,149
4.0000%, 6/1/49	68,451	65,666
4.5000%, 6/1/49	31,680	31,141
4.5000%, 8/1/49	44,251	43,498
4.0000%, 11/1/49	1,124,272	1,080,197
4.5000%, 1/1/50	898,910	885,390
4.5000%, 1/1/50	59,657	58,644
4.0000%, 9/1/50	1,723,659	1,653,533
4.5000%, 12/1/50	789,973	776,564
3.5000%, 2/1/51	576,185	534,022
4.0000%, 3/1/51	4,610,602	4,423,022
4.0000%, 3/1/51	89,118	85,492
4.0000%, 3/1/51	44,937	43,176
4.0000%, 8/1/51	720,004	691,778
4.0000%, 10/1/51	661,307	634,402
3.0000%, 3/1/52	982,038	878,594
3.0000%, 4/1/52	821,469	735,953
3.0000%, 4/1/52	711,984	636,931
3.5000%, 4/1/52	736,319	685,939
3.5000%, 4/1/52	388,141	361,962

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	11

Janus Henderson Short Duration Flexible Bond Fund

Schedule of Investments (unaudited)

December 31, 2023

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Fannie Mae Pool– (continued)
3.5000%, 4/1/52	$229,989	$214,253
3.5000%, 4/1/52	133,306	124,334
3.5000%, 4/1/52	110,819	103,344
4.0000%, 4/1/52	521,390	498,080
4.5000%, 4/1/52	132,070	128,060
4.5000%, 4/1/52	111,754	108,361
4.5000%, 4/1/52	64,070	62,124
4.5000%, 4/1/52	58,184	56,417
4.5000%, 4/1/52	50,862	49,318
4.5000%, 4/1/52	32,753	31,756
4.5000%, 5/1/52	177,323	171,939
3.5000%, 7/1/52	2,735,541	2,534,032
4.5000%, 8/1/52	1,835,742	1,780,250
5.0000%, 10/1/52	563,490	561,489
5.0000%, 10/1/52	247,784	246,904
4.5000%, 11/1/52	1,845,057	1,806,481
4.5000%, 7/1/53	604,757	594,417
5.5000%, 7/1/53	4,680,067	4,703,734
4.5000%, 8/1/53	422,545	415,321
		31,027,588
Freddie Mac Pool:
4.0000%, 4/1/48	30,327	29,138
4.0000%, 11/1/48	49,257	47,325
4.5000%, 6/1/49	35,648	35,042
4.5000%, 7/1/49	294,610	289,603
4.5000%, 7/1/49	45,340	44,569
4.5000%, 8/1/49	266,462	261,933
4.5000%, 1/1/50	180,566	177,497
4.5000%, 1/1/50	50,123	49,272
4.0000%, 3/1/50	585,440	562,488
4.5000%, 9/1/50	1,693,578	1,668,104
4.0000%, 10/1/50	154,527	148,240
4.5000%, 3/1/52	27,525	26,689
3.5000%, 4/1/52	92,692	86,454
3.5000%, 4/1/52	84,499	78,800
3.5000%, 7/1/52	1,064,553	987,066
4.5000%, 10/1/52	1,093,688	1,070,821
5.0000%, 10/1/52	1,703,632	1,697,580
5.0000%, 10/1/52	1,109,252	1,105,311
5.0000%, 10/1/52	34,119	33,998
		8,399,930
Total Mortgage-Backed Securities (cost $41,839,426)		41,128,034
United States Treasury Notes/Bonds– 21.4%
3.0000%, 7/31/24	18,781,000	18,559,443
4.2500%, 9/30/24	19,165,900	19,067,824
4.2500%, 12/31/24	24,496,000	24,365,266
1.5000%, 2/15/25	361,000	348,379
4.6250%, 2/28/25	1,583,000	1,582,072
4.6250%, 6/30/25	60,346,000	60,481,162
3.1250%, 8/15/25	4,110,000	4,028,121
4.3750%, 12/15/26	11,442,000	11,553,738
4.3750%, 11/30/28	16,001,800	16,374,342
3.7500%, 12/31/28	5,577,000	5,551,293
Total United States Treasury Notes/Bonds (cost $162,040,551)		161,911,640
Investment Companies– 0.7%
Money Markets – 0.7%
Janus Henderson Cash Liquidity Fund LLC, 5.3879%ºº,£((cost $5,523,274)	5,522,170	5,523,274

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

12	DECEMBER 31, 2023

Janus Henderson Short Duration Flexible Bond Fund

Schedule of Investments (unaudited)

December 31, 2023

Shares or Principal Amounts		Value
Investments Purchased with Cash Collateral from Securities Lending– 0%
Investment Companies – 0%
Janus Henderson Cash Collateral Fund LLC, 5.2936%ºº,£	57,168	$57,168
Time Deposits – 0%
Royal Bank of Canada, 5.3100%, 1/2/24	$14,292	14,292
Total Investments Purchased with Cash Collateral from Securities Lending (cost $71,460)		71,460
Total Investments (total cost $758,448,137) – 99.0%		749,489,784
Cash, Receivables and Other Assets, net of Liabilities – 1.0%		7,431,012
Net Assets – 100%		$756,920,796

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$722,986,760	96.5%
France	9,980,526	1.3
Denmark	6,635,713	0.9
Ireland	5,378,513	0.7
Netherlands	2,498,192	0.3
United Kingdom	1,605,156	0.2
Japan	404,924	0.1

Total	$749,489,784	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/23
Investment Companies - 0.7%
Money Markets - 0.7%
Janus Henderson Cash Liquidity Fund LLC, 5.3879%ºº	$354,928	$349	$(663)	$5,523,274
Investments Purchased with Cash Collateral from Securities Lending - 0.0%
Investment Companies - 0.0%
Janus Henderson Cash Collateral Fund LLC, 5.2936%ºº	2,252∆	-	-	57,168
Total Affiliated Investments - 0.7%	$357,180	$349	$(663)	$5,580,442

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	13

Janus Henderson Short Duration Flexible Bond Fund

Schedule of Investments (unaudited)

December 31, 2023

	Value at 6/30/23	Purchases	Sales Proceeds	Value at 12/31/23
Investment Companies - 0.7%
Money Markets - 0.7%
Janus Henderson Cash Liquidity Fund LLC, 5.3879%ºº	27,396,668	169,506,962	(191,380,042)	5,523,274
Investments Purchased with Cash Collateral from Securities Lending - 0.0%
Investment Companies - 0.0%
Janus Henderson Cash Collateral Fund LLC, 5.2936%ºº	-	13,164,953	(13,107,785)	57,168

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

14	DECEMBER 31, 2023

Janus Henderson Short Duration Flexible Bond Fund

Schedule of Investments (unaudited)

December 31, 2023

Schedule of Futures

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Long:
2 Year US Treasury Note	1,978	4/3/24	$407,298,015	$3,812,730
Futures Short:
10 Year US Treasury Note	101	3/28/24	(11,401,953)	(356,656)
5 Year US Treasury Note	650	4/3/24	(70,702,735)	(1,194,724)
Ultra 10-Year Treasury Note	34	3/28/24	(4,012,531)	(169,240)
US Treasury Long Bond	150	3/28/24	(18,740,625)	(1,332,422)
Total - Futures Short				(3,053,042)
Total				$759,688

The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of December 31, 2023.

Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of December 31, 2023

Interest Rate Contracts
Asset Derivatives:
*Futures contracts	$ 3,812,730

Liability Derivatives:
*Futures contracts	$ 3,053,042

*The fair value presented includes net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps. In the Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the period ended December 31, 2023.

The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the period ended December 31, 2023

Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative	Interest Rate Contracts
Futures contracts	$ (4,497,149)

Amount of Change in Unrealized Appreciation/Depreciation Recognized on Derivatives
Derivative	Interest Rate Contracts
Futures contracts	$ 5,575,917

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	15

Janus Henderson Short Duration Flexible Bond Fund

Schedule of Investments (unaudited)

December 31, 2023

Please see the "Net Realized Gain/(Loss) on Investments" and "Change in Unrealized Net Appreciation/Depreciation" sections of the Fund’s Statement of Operations.

Average Ending Monthly Value of Derivative Instruments During the Period Ended December 31, 2023

Futures contracts:
Average notional amount of contracts - long	$508,151,037
Average notional amount of contracts - short	81,469,804

Offsetting of Financial Assets and Derivative Assets

Gross Amounts
	of Recognized	Offsetting Asset	Collateral
Counterparty	Assets	or Liability(a)	Pledged(b)	Net Amount

JPMorgan Chase Bank, National Association	$69,786	$—	$(69,786)	$—

(a)

Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

16	DECEMBER 31, 2023

Janus Henderson Short Duration Flexible Bond Fund

Notes to Schedule of Investments and Other Information (unaudited)

Bloomberg 1-3 Year U.S. Government/Credit Index	Bloomberg 1-3 Year U.S. Government/Credit Index measures Treasuries, government-related issues and corporates with maturity between 1-3 years.

IBOR	Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
TBA

(To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2023 is $375,002,798, which represents 49.5% of net assets.

‡

Variable or floating rate security. Rate shown is the current rate as of December 31, 2023. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of December 31, 2023.

#	Loaned security; a portion of the security is on loan at December 31, 2023.

µ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.

Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

Janus Investment Fund	17

Janus Henderson Short Duration Flexible Bond Fund

Notes to Schedule of Investments and Other Information (unaudited)

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2023. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$339,544,502	$-
Corporate Bonds	-	201,310,874	-
Mortgage-Backed Securities	-	41,128,034	-
United States Treasury Notes/Bonds	-	161,911,640	-
Investment Companies	-	5,523,274	-
Investments Purchased with Cash Collateral from Securities Lending	-	71,460	-
Total Investments in Securities	$-	$749,489,784	$-
Other Financial Instruments(a):
Futures Contracts	3,812,730	-	-
Total Assets	$3,812,730	$749,489,784	$-
Liabilities
Other Financial Instruments(a):
Futures Contracts	$3,053,042	$-	$-

(a)

Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

18	DECEMBER 31, 2023

Janus Henderson Short Duration Flexible Bond Fund

Statement of Assets and Liabilities (unaudited)

December 31, 2023

See footnotes at the end of the Statement.

Assets:
Unaffiliated investments, at value (cost $752,867,695)(1)	$743,909,342
Affiliated investments, at value (cost $5,580,442)	5,580,442
Deposits with brokers for futures	2,479,000
Variation margin receivable on futures contracts	278,563
Trustees' deferred compensation	20,734
Receivables:
Investments sold	23,799,715
Interest	6,373,173
Fund shares sold	563,160
Dividends from affiliates	34,148
Other assets	8,615
Total Assets	783,046,892
Liabilities:
Collateral for securities loaned (Note 3)	71,460
Variation margin payable on futures contracts	55,860
Payables:	—
Investments purchased	21,255,671
Fund shares repurchased	2,413,217
TBA investments purchased	1,691,461
Advisory fees	184,737
Transfer agent fees and expenses	126,117
Dividends	101,508
Professional fees	34,729
Trustees' deferred compensation fees	20,734
12b-1 Distribution and shareholder servicing fees	18,985
Custodian fees	2,688
Affiliated fund administration fees payable	1,664
Trustees' fees and expenses	1,116
Accrued expenses and other payables	146,149
Total Liabilities	26,126,096
Commitments and contingent liabilities (Note 4)
Net Assets	$756,920,796

See Notes to Financial Statements.

Janus Investment Fund	19

Janus Henderson Short Duration Flexible Bond Fund

Statement of Assets and Liabilities (unaudited)

December 31, 2023

Net Assets Consist of:
Capital (par value and paid-in surplus)	$849,287,866
Total distributable earnings (loss)	(92,367,070)
Total Net Assets	$756,920,796
Net Assets - Class A Shares	$39,770,473
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	13,884,278
Net Asset Value Per Share(2)	$2.86
Maximum Offering Price Per Share(3)	$2.93
Net Assets - Class C Shares	$12,047,382
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	4,213,947
Net Asset Value Per Share(2)	$2.86
Net Assets - Class D Shares	$144,333,164
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	50,347,278
Net Asset Value Per Share	$2.87
Net Assets - Class I Shares	$332,880,943
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	116,263,254
Net Asset Value Per Share	$2.86
Net Assets - Class N Shares	$16,682,500
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	5,861,297
Net Asset Value Per Share	$2.85
Net Assets - Class S Shares	$346,517
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	121,127
Net Asset Value Per Share	$2.86
Net Assets - Class T Shares	$210,859,817
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	73,535,356
Net Asset Value Per Share	$2.87

(1) Includes $69,786 of securities on loan. See Note 3 in Notes to Financial Statements.

(2) Redemption price per share may be reduced for any applicable contingent deferred sales charge.

(3) Maximum offering price is computed at 100/97.5 of net asset value.

See Notes to Financial Statements.

20	DECEMBER 31, 2023

Janus Henderson Short Duration Flexible Bond Fund

Statement of Operations (unaudited)

For the period ended December 31, 2023

Investment Income:
Interest	$19,078,715
Dividends from affiliates	354,928
Affiliated securities lending income, net	2,252
Unaffiliated securities lending income, net	554
Other income	77,290
Total Investment Income	19,513,739
Expenses:
Advisory fees	1,734,924
12b-1 Distribution and shareholder servicing fees:
Class A Shares	52,387
Class C Shares	56,362
Class S Shares	455
Transfer agent administrative fees and expenses:
Class D Shares	83,095
Class S Shares	455
Class T Shares	277,431
Transfer agent networking and omnibus fees:
Class A Shares	11,198
Class C Shares	3,918
Class I Shares	252,713
Other transfer agent fees and expenses:
Class A Shares	1,139
Class C Shares	269
Class D Shares	13,774
Class I Shares	8,849
Class N Shares	467
Class S Shares	14
Class T Shares	1,914
Shareholder reports expense	50,958
Registration fees	46,072
Professional fees	36,368
Custodian fees	13,105
Affiliated fund administration fees	9,857
Trustees’ fees and expenses	7,724
Other expenses	44,633
Total Expenses	2,708,081
Less: Excess Expense Reimbursement and Waivers	(544,254)
Net Expenses	2,163,827
Net Investment Income/(Loss)	17,349,912

See Notes to Financial Statements.

Janus Investment Fund	21

Janus Henderson Short Duration Flexible Bond Fund

Statement of Operations (unaudited)

For the period ended December 31, 2023

Net Realized Gain/(Loss) on Investments:
Investments	$(1,679,032)
Investments in affiliates	349
Futures contracts	(4,497,149)
Total Net Realized Gain/(Loss) on Investments	(6,175,832)
Change in Unrealized Net Appreciation/Depreciation:
Investments and Trustees’ deferred compensation	15,633,457
Investments in affiliates	(663)
Futures contracts	5,575,917
Total Change in Unrealized Net Appreciation/Depreciation	21,208,711
Net Increase/(Decrease) in Net Assets Resulting from Operations	$32,382,791

See Notes to Financial Statements.

22	DECEMBER 31, 2023

Janus Henderson Short Duration Flexible Bond Fund

Statements of Changes in Net Assets

	Period ended December 31, 2023 (unaudited)	Year ended June 30, 2023

Operations:
Net investment income/(loss)	$17,349,912	$26,320,722
Net realized gain/(loss) on investments	(6,175,832)	(36,854,228)
Change in unrealized net appreciation/depreciation	21,208,711	23,677,403
Net Increase/(Decrease) in Net Assets Resulting from Operations	32,382,791	13,143,897
Dividends and Distributions to Shareholders:
Class A Shares	(901,081)	(1,529,388)
Class C Shares	(212,479)	(312,077)
Class D Shares	(3,212,892)	(4,662,092)
Class I Shares	(7,912,088)	(12,057,650)
Class N Shares	(468,857)	(824,681)
Class S Shares	(7,499)	(9,940)
Class T Shares	(4,853,439)	(7,453,470)
Net Decrease from Dividends and Distributions to Shareholders	(17,568,335)	(26,849,298)
Capital Share Transactions:
Class A Shares	(6,843,288)	(19,681,125)
Class C Shares	(1,068,353)	(3,910,070)
Class D Shares	(4,930,399)	(23,774,024)
Class I Shares	(42,018,132)	(68,623,946)
Class N Shares	(9,552,828)	(18,450,692)
Class S Shares	(41,343)	15,663
Class T Shares	(24,611,855)	(59,379,905)
Net Increase/(Decrease) from Capital Share Transactions	(89,066,198)	(193,804,099)
Net Increase/(Decrease) in Net Assets	(74,251,742)	(207,509,500)
Net Assets:
Beginning of period	831,172,538	1,038,682,038
End of period	$756,920,796	$831,172,538

See Notes to Financial Statements.

Janus Investment Fund	23

Janus Henderson Short Duration Flexible Bond Fund

Financial Highlights

Class A Shares
For a share outstanding during the period ended December 31, 2023 (unaudited) and the year ended June 30	2023	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$2.81	$2.85	$3.08	$3.06	$3.02	$2.98
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.06	0.08	0.03	0.05	0.06	0.07
Net realized and unrealized gain/(loss)	0.05	(0.04)	(0.22)	0.02	0.05	0.04
Total from Investment Operations	0.11	0.04	(0.19)	0.07	0.11	0.11
Less Dividends and Distributions:
Dividends (from net investment income)	(0.06)	(0.08)	(0.04)	(0.05)	(0.07)	(0.07)
Total Dividends and Distributions	(0.06)	(0.08)	(0.04)	(0.05)	(0.07)	(0.07)
Net Asset Value, End of Period	$2.86	$2.81	$2.85	$3.08	$3.06	$3.02
Total Return*	3.99%	1.39%	(6.28)%	2.30%	3.57%	3.64%
Net Assets, End of Period (in thousands)	$39,770	$45,842	$66,254	$77,673	$65,066	$57,815
Average Net Assets for the Period (in thousands)	$41,965	$55,949	$74,703	$76,534	$56,628	$57,158
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.80%	0.83%	0.78%	0.78%	0.79%	0.85%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.70%	0.70%	0.71%	0.74%	0.74%	0.77%
Ratio of Net Investment Income/(Loss)	4.22%	2.68%	1.06%	1.51%	2.10%	2.25%
Portfolio Turnover Rate	51%(2)	118%(2)	94%(2)	112%(2)	121%	79%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

See Notes to Financial Statements.

24	DECEMBER 31, 2023

Janus Henderson Short Duration Flexible Bond Fund

Financial Highlights

Class C Shares
For a share outstanding during the period ended December 31, 2023 (unaudited) and the year ended June 30	2023	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$2.80	$2.84	$3.08	$3.05	$3.01	$2.97
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.05	0.06	0.01	0.03	0.04	0.05
Net realized and unrealized gain/(loss)	0.06	(0.04)	(0.23)	0.03	0.04	0.04
Total from Investment Operations	0.11	0.02	(0.22)	0.06	0.08	0.09
Less Dividends and Distributions:
Dividends (from net investment income)	(0.05)	(0.06)	(0.02)	(0.03)	(0.04)	(0.05)
Total Dividends and Distributions	(0.05)	(0.06)	(0.02)	(0.03)	(0.04)	(0.05)
Net Asset Value, End of Period	$2.86	$2.80	$2.84	$3.08	$3.05	$3.01
Total Return*	3.99%	0.75%	(7.27)%	2.04%	2.84%	2.90%
Net Assets, End of Period (in thousands)	$12,047	$12,886	$16,947	$23,656	$27,296	$29,434
Average Net Assets for the Period (in thousands)	$11,839	$14,596	$20,412	$28,272	$26,387	$30,443
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.53%	1.48%	1.51%	1.37%	1.53%	1.58%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.41%	1.33%	1.42%	1.32%	1.47%	1.49%
Ratio of Net Investment Income/(Loss)	3.52%	2.08%	0.34%	0.93%	1.37%	1.52%
Portfolio Turnover Rate	51%(2)	118%(2)	94%(2)	112%(2)	121%	79%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

See Notes to Financial Statements.

Janus Investment Fund	25

Janus Henderson Short Duration Flexible Bond Fund

Financial Highlights

Class D Shares
For a share outstanding during the period ended December 31, 2023 (unaudited) and the year ended June 30	2023	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$2.81	$2.85	$3.08	$3.06	$3.02	$2.98
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.06	0.08	0.04	0.05	0.07	0.07
Net realized and unrealized gain/(loss)	0.06	(0.04)	(0.23)	0.03	0.04	0.04
Total from Investment Operations	0.12	0.04	(0.19)	0.08	0.11	0.11
Less Dividends and Distributions:
Dividends (from net investment income)	(0.06)	(0.08)	(0.04)	(0.06)	(0.07)	(0.07)
Total Dividends and Distributions	(0.06)	(0.08)	(0.04)	(0.06)	(0.07)	(0.07)
Net Asset Value, End of Period	$2.87	$2.81	$2.85	$3.08	$3.06	$3.02
Total Return*	4.44%	1.56%	(6.12)%	2.47%	3.74%	3.81%
Net Assets, End of Period (in thousands)	$144,333	$146,435	$172,562	$207,596	$191,666	$178,483
Average Net Assets for the Period (in thousands)	$143,261	$158,964	$195,168	$207,465	$182,265	$172,435
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.64%	0.67%	0.63%	0.63%	0.64%	0.70%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.53%	0.53%	0.54%	0.57%	0.58%	0.60%
Ratio of Net Investment Income/(Loss)	4.41%	2.88%	1.23%	1.68%	2.25%	2.40%
Portfolio Turnover Rate	51%(2)	118%(2)	94%(2)	112%(2)	121%	79%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

See Notes to Financial Statements.

26	DECEMBER 31, 2023

Janus Henderson Short Duration Flexible Bond Fund

Financial Highlights

Class I Shares
For a share outstanding during the period ended December 31, 2023 (unaudited) and the year ended June 30	2023	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$2.81	$2.85	$3.08	$3.05	$3.02	$2.97
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.06	0.08	0.04	0.05	0.07	0.07
Net realized and unrealized gain/(loss)	0.05	(0.03)	(0.23)	0.04	0.03	0.05
Total from Investment Operations	0.11	0.05	(0.19)	0.09	0.10	0.12
Less Dividends and Distributions:
Dividends (from net investment income)	(0.06)	(0.09)	(0.04)	(0.06)	(0.07)	(0.07)
Total Dividends and Distributions	(0.06)	(0.09)	(0.04)	(0.06)	(0.07)	(0.07)
Net Asset Value, End of Period	$2.86	$2.81	$2.85	$3.08	$3.05	$3.02
Total Return*	4.11%	1.63%	(6.08)%	2.82%	3.42%	4.19%
Net Assets, End of Period (in thousands)	$332,881	$368,402	$442,881	$421,533	$380,901	$392,758
Average Net Assets for the Period (in thousands)	$348,845	$402,417	$490,490	$412,021	$383,912	$414,017
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.63%	0.66%	0.61%	0.60%	0.61%	0.65%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.46%	0.46%	0.49%	0.56%	0.56%	0.57%
Ratio of Net Investment Income/(Loss)	4.46%	2.94%	1.28%	1.69%	2.27%	2.43%
Portfolio Turnover Rate	51%(2)	118%(2)	94%(2)	112%(2)	121%	79%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

See Notes to Financial Statements.

Janus Investment Fund	27

Janus Henderson Short Duration Flexible Bond Fund

Financial Highlights

Class N Shares
For a share outstanding during the period ended December 31, 2023 (unaudited) and the year ended June 30	2023	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$2.79	$2.84	$3.07	$3.05	$3.01	$2.97
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.06	0.08	0.04	0.06	0.07	0.08
Net realized and unrealized gain/(loss)	0.06	(0.04)	(0.22)	0.02	0.05	0.04
Total from Investment Operations	0.12	0.04	(0.18)	0.08	0.12	0.12
Less Dividends and Distributions:
Dividends (from net investment income)	(0.06)	(0.09)	(0.05)	(0.06)	(0.08)	(0.08)
Total Dividends and Distributions	(0.06)	(0.09)	(0.05)	(0.06)	(0.08)	(0.08)
Net Asset Value, End of Period	$2.85	$2.79	$2.84	$3.07	$3.05	$3.01
Total Return*	4.53%	1.33%	(6.03)%	2.61%	3.89%	3.95%
Net Assets, End of Period (in thousands)	$16,683	$25,912	$45,088	$15,816	$17,144	$37,464
Average Net Assets for the Period (in thousands)	$20,632	$28,657	$29,059	$16,326	$41,174	$64,559
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.50%	0.53%	0.50%	0.50%	0.49%	0.55%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.40%	0.40%	0.41%	0.44%	0.44%	0.47%
Ratio of Net Investment Income/(Loss)	4.47%	2.83%	1.39%	1.80%	2.34%	2.53%
Portfolio Turnover Rate	51%(2)	118%(2)	94%(2)	112%(2)	121%	79%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

See Notes to Financial Statements.

28	DECEMBER 31, 2023

Janus Henderson Short Duration Flexible Bond Fund

Financial Highlights

Class S Shares
For a share outstanding during the period ended December 31, 2023 (unaudited) and the year ended June 30	2023	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$2.80	$2.85	$3.07	$3.05	$3.01	$2.97
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.06	0.07	0.03	0.04	0.06	0.06
Net realized and unrealized gain/(loss)	0.06	(0.05)	(0.22)	0.02	0.04	0.04
Total from Investment Operations	0.12	0.02	(0.19)	0.06	0.10	0.10
Less Dividends and Distributions:
Dividends (from net investment income)	(0.06)	(0.07)	(0.03)	(0.04)	(0.06)	(0.06)
Total Dividends and Distributions	(0.06)	(0.07)	(0.03)	(0.04)	(0.06)	(0.06)
Net Asset Value, End of Period	$2.86	$2.80	$2.85	$3.07	$3.05	$3.01
Total Return*	4.27%	0.84%	(6.16)%	2.12%	3.39%	3.46%
Net Assets, End of Period (in thousands)	$347	$381	$371	$660	$791	$1,162
Average Net Assets for the Period (in thousands)	$365	$380	$635	$674	$1,085	$1,322
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.81%	1.82%	1.46%	1.43%	1.26%	1.27%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.88%	0.88%	0.90%	0.92%	0.93%	0.95%
Ratio of Net Investment Income/(Loss)	4.04%	2.55%	0.87%	1.32%	1.88%	2.04%
Portfolio Turnover Rate	51%(2)	118%(2)	94%(2)	112%(2)	121%	79%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

See Notes to Financial Statements.

Janus Investment Fund	29

Janus Henderson Short Duration Flexible Bond Fund

Financial Highlights

Class T Shares
For a share outstanding during the period ended December 31, 2023 (unaudited) and the year ended June 30	2023	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$2.81	$2.85	$3.08	$3.06	$3.02	$2.98
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.06	0.08	0.03	0.05	0.06	0.07
Net realized and unrealized gain/(loss)	0.06	(0.04)	(0.22)	0.02	0.05	0.04
Total from Investment Operations	0.12	0.04	(0.19)	0.07	0.11	0.11
Less Dividends and Distributions:
Dividends (from net investment income)	(0.06)	(0.08)	(0.04)	(0.05)	(0.07)	(0.07)
Total Dividends and Distributions	(0.06)	(0.08)	(0.04)	(0.05)	(0.07)	(0.07)
Net Asset Value, End of Period	$2.87	$2.81	$2.85	$3.08	$3.06	$3.02
Total Return*	4.39%	1.45%	(6.23)%	2.36%	3.63%	3.70%
Net Assets, End of Period (in thousands)	$210,860	$231,314	$294,579	$403,560	$427,052	$521,348
Average Net Assets for the Period (in thousands)	$222,286	$265,112	$353,907	$424,193	$473,636	$628,515
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.74%	0.77%	0.73%	0.73%	0.74%	0.80%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.63%	0.64%	0.65%	0.69%	0.69%	0.71%
Ratio of Net Investment Income/(Loss)	4.29%	2.75%	1.10%	1.56%	2.14%	2.27%
Portfolio Turnover Rate	51%(2)	118%(2)	94%(2)	112%(2)	121%	79%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

See Notes to Financial Statements.

30	DECEMBER 31, 2023

Janus Henderson Short Duration Flexible Bond Fund

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Janus Henderson Short Duration Flexible Bond Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 38 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks as high a level of current income as is consistent with preservation of capital. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.

The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.

Shareholders, including other funds, individuals, accounts, as well as the Fund’s portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US GAAP")).

Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.

Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.

Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.

The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.

Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.

Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. Class I Shares are also available to certain direct institutional investors including, but not limited to, corporations, certain retirement plans, public plans, and foundations/endowments, who established Class I Share accounts before August 4, 2017.

Class N Shares are generally available only to financial intermediaries purchasing on behalf of: 1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to,

Janus Investment Fund	31

Janus Henderson Short Duration Flexible Bond Fund

Notes to Financial Statements (unaudited)

corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.

Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.

Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.

The following accounting policies have been followed by the Fund and are in conformity with US GAAP.

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on

32	DECEMBER 31, 2023

Janus Henderson Short Duration Flexible Bond Fund

Notes to Financial Statements (unaudited)

an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2023 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on the accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

Expenses

The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.

Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

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Janus Henderson Short Duration Flexible Bond Fund

Notes to Financial Statements (unaudited)

Dividends and Distributions

Dividends are declared daily and distributed monthly for the Fund. Realized capital gains, if any, are declared and distributed in December. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.

The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

2. Derivative Instruments

The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on futures contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the period ended December 31, 2023 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.

The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.

In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

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Janus Henderson Short Duration Flexible Bond Fund

Notes to Financial Statements (unaudited)

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.

• Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser’s ability to establish and maintain appropriate systems and trading.

Futures Contracts

A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Fund may enter into futures contracts to gain exposure to the stock market or other markets pending investment of cash balances or to meet liquidity needs. The Fund is subject to interest rate risk, equity risk, and currency risk in the normal course of pursuing its investment objective through its investments in futures contracts. The Fund may also use such derivative instruments to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Futures contracts are valued at the settlement price on valuation date on the exchange as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the Actual Settlement Price or “ASET” price type as reported by an approved vendor. In the event that foreign futures trade when the foreign equity markets are closed, the last foreign futures trade price shall be used.

Futures contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities (if applicable). The change in unrealized net appreciation/depreciation is reported on the Statement of Operations (if applicable). When a contract is closed, a realized gain or loss is reported on

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Janus Henderson Short Duration Flexible Bond Fund

Notes to Financial Statements (unaudited)

the Statement of Operations (if applicable), equal to the difference between the opening and closing value of the contract.

Securities held by the Fund that are designated as collateral for market value on futures contracts are noted on the Schedule of Investments (if applicable). Such collateral is in the possession of the Fund’s futures commission merchant.

With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

During the period, the Fund purchased interest rate futures to increase exposure to interest rate risk.

During the period, the Fund sold interest rate futures to decrease exposure to interest rate risk.

3. Other Investments and Strategies

Market Risk

The Fund may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes, or adverse developments specific to the issuer.

The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.

• COVID-19 Pandemic. The effects of COVID-19 have contributed to increased volatility in global financial markets and have affected and may continue to affect certain countries, regions, issuers, industries and market sectors more dramatically than others. These conditions and events could have a significant impact on the Fund and its investments, the Fund’s ability to meet redemption requests, and the processes and operations of the Fund’s service providers, including the Adviser.

• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.

Mortgage- and Asset-Backed Securities

Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer and commercial loans or receivables. The Fund may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government. Fannie Mae and Freddie Mac securities are not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.

36	DECEMBER 31, 2023

Janus Henderson Short Duration Flexible Bond Fund

Notes to Financial Statements (unaudited)

The Fund may also purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact your return. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Mortgage- and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates. These risks may reduce the Fund’s returns. In addition, investments in mortgage- and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, extension risk (if interest rates rise), and liquidity risk than various other types of fixed-income securities. Additionally, although mortgage-backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.

Sovereign Debt

The Fund may invest in U.S. and non-U.S. government debt securities (“sovereign debt”). Some investments in sovereign debt, such as U.S. sovereign debt, are considered low risk. However, investments in sovereign debt, especially the debt of less developed countries, can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. The Fund may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities, which may adversely affect the Fund’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent the Fund invests in non-U.S. sovereign debt, it may be subject to currency risk.

TBA Commitments

The Fund may enter into “to be announced” or “TBA” commitments. TBAs are forward agreements for the purchase or sale of securities, including mortgage-backed securities, for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate, and mortgage terms. Although TBA securities must meet industry-accepted “good delivery” standards, there can be no assurance that a security purchased on forward commitment basis will ultimately be issued or delivered by the counterparty. During the settlement period, the Fund will still bear the risk of any decline in the value of the security to be delivered. Because TBA commitments do not require the delivery of a specific security, the characteristics of the security delivered to the Fund may be less favorable than expected. If the counterparty to a transaction fails to deliver the security, the Fund could suffer a loss. Cash collateral that has been pledged to cover the obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as Collateral for To Be Announced Transactions.

When-Issued, Delayed Delivery and Forward Commitment Transactions

The Fund may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund’s other investments. If the other party to a transaction fails to deliver the securities, the Fund could miss a favorable price or yield opportunity. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases are outstanding, the purchases may result in a form of leverage. If the Fund remains substantially fully invested at a time

Janus Investment Fund	37

Janus Henderson Short Duration Flexible Bond Fund

Notes to Financial Statements (unaudited)

when when-issued, delayed delivery, or forward commitment purchases (including TBA commitments) are outstanding, the purchases may result in a form of leverage.

When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to pay for the securities, the Fund could suffer a loss. Additionally, when selling a security on a when-issued, delayed delivery, or forward commitment basis without owning the security, the Fund will incur a loss if the security’s price appreciates in value such that the security’s price is above the agreed upon price on the settlement date. The Fund may dispose of or renegotiate a transaction after it is entered into, and may purchase or sell when-issued, delayed delivery or forward commitment securities before the settlement date, which may result in a gain or loss.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.

Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05%

38	DECEMBER 31, 2023

Janus Henderson Short Duration Flexible Bond Fund

Notes to Financial Statements (unaudited)

for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).

Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of December 31, 2023, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $69,786. Gross amounts of recognized liabilities for securities lending (collateral received) as of December 31, 2023 is $71,460, resulting in the net amount due to the counterparty of $1,674.

Offsetting Assets and Liabilities

The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.

The Offsetting Assets and Liabilities table located in the Schedule of Investments presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the Fund's Schedule of Investments.

4. Investment Advisory Agreements and Other Transactions with Affiliates

The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The Fund’s contractual investment advisory fee rate (expressed as an annual rate) is 0.44% of its average daily net assets.

The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus fees payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate of 0.39%. In addition, the Adviser shall reimburse or waive administrative services fees, networking/omnibus fees and out-of-pocket transfer agency costs payable by any share class so that such fees, in the aggregate, do not exceed 0.06% of a share class' average daily net assets. The Adviser has agreed to continue the waivers for at least one-year commencing October 27, 2023. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.

The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser (or any subadvisor, as applicable) provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $226,421 was paid to the Chief Compliance Officer and

Janus Investment Fund	39

Janus Henderson Short Duration Flexible Bond Fund

Notes to Financial Statements (unaudited)

certain compliance staff by the Trust during the period ended December 31, 2023. The Fund's portion is reported as part of “Other expenses” on the Statement of Operations.

Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.

Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion – $49.9 billion	0.10%
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.12%.

The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class S Shares and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class S Shares and Class T Shares.

Shareholder Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.

Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.

The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.

40	DECEMBER 31, 2023

Janus Henderson Short Duration Flexible Bond Fund

Notes to Financial Statements (unaudited)

Class A Shares include a 2.50% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the period ended December 31, 2023, the Distributor retained upfront sales charges of $84.

A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to the Distributor during the period ended December 31, 2023.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended December 31, 2023, redeeming shareholders of Class C Shares paid CDSCs of $41.

The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of December 31, 2023 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended December 31, 2023 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $196,900 were paid by the Trust to the Trustees under the Deferred Plan during the period ended December 31, 2023.

Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). The Sweep Vehicle is permitted to impose a liquidity fee (of up to 2%) on redemptions from the Sweep Vehicle or a redemption gate that temporarily suspends redemptions from the Sweep Vehicle for up to 10 business days during a 90 day period. There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended December 31, 2023 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

Janus Investment Fund	41

Janus Henderson Short Duration Flexible Bond Fund

Notes to Financial Statements (unaudited)

As of December 31, 2023, shares of the Fund were owned by affiliates of the Adviser, and/or other funds advised by the Adviser, as indicated in the table below:

Class	% of Class Owned	% of Fund Owned
Class A Shares	-%	-%
Class C Shares	-	-
Class D Shares	-	-
Class I Shares	-	-
Class N Shares	30	1
Class S Shares	-	-
Class T Shares	-	-

5. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Accumulated capital losses noted below represent net capital loss carryovers, as of June 30, 2023, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.

Capital Loss Carryover Schedule
For the year ended June 30, 2023
No Expiration
Short-Term	Long-Term	Accumulated Capital Losses
$(46,371,791)	$(34,760,258)	$ (81,132,049)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2023 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 759,823,714	$ 4,934,912	$ (15,268,842)	$ (10,333,930)

Information on the tax components of derivatives as of December 31, 2023 is as follows:

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ -	$ 3,812,730	$ (3,053,042)	$ 759,688

Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.

42	DECEMBER 31, 2023

Janus Henderson Short Duration Flexible Bond Fund

Notes to Financial Statements (unaudited)

6. Capital Share Transactions

	Period ended December 31, 2023		Year ended June 30, 2023
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	538,213	$ 1,516,096	4,927,559	$ 13,955,715
Reinvested dividends and distributions	255,378	719,717	451,629	1,279,551
Shares repurchased	(3,231,100)	(9,079,101)	(12,302,306)	(34,916,391)
Net Increase/(Decrease)	(2,437,509)	$ (6,843,288)	(6,923,118)	$(19,681,125)
Class C Shares:
Shares sold	742,265	$ 2,099,883	2,781,745	$ 7,842,642
Reinvested dividends and distributions	72,151	202,926	104,725	296,109
Shares repurchased	(1,197,415)	(3,371,162)	(4,246,434)	(12,048,821)
Net Increase/(Decrease)	(382,999)	$ (1,068,353)	(1,359,964)	$ (3,910,070)
Class D Shares:
Shares sold	2,656,648	$ 7,474,141	4,940,410	$ 14,021,646
Reinvested dividends and distributions	1,103,582	3,114,768	1,591,642	4,513,086
Shares repurchased	(5,511,610)	(15,519,308)	(14,930,024)	(42,308,756)
Net Increase/(Decrease)	(1,751,380)	$ (4,930,399)	(8,397,972)	$(23,774,024)
Class I Shares:
Shares sold	13,120,299	$ 36,920,501	31,934,370	$ 90,429,441
Reinvested dividends and distributions	2,724,804	7,671,231	4,069,555	11,528,791
Shares repurchased	(30,821,706)	(86,609,864)	(60,224,738)	(170,582,178)
Net Increase/(Decrease)	(14,976,603)	$(42,018,132)	(24,220,813)	$(68,623,946)
Class N Shares:
Shares sold	1,327,165	$ 3,704,579	4,787,805	$ 13,543,586
Reinvested dividends and distributions	167,353	468,797	292,647	824,510
Shares repurchased	(4,916,875)	(13,726,204)	(11,670,942)	(32,818,788)
Net Increase/(Decrease)	(3,422,357)	$ (9,552,828)	(6,590,490)	$(18,450,692)
Class S Shares:
Shares sold	5,711	$ 15,994	9,909	$ 27,923
Reinvested dividends and distributions	2,662	7,485	3,513	9,940
Shares repurchased	(23,178)	(64,822)	(7,824)	(22,200)
Net Increase/(Decrease)	(14,805)	$ (41,343)	5,598	$ 15,663
Class T Shares:
Shares sold	3,904,460	$ 11,000,738	3,509,789	$ 9,965,967
Reinvested dividends and distributions	1,705,437	4,812,615	2,604,951	7,386,314
Shares repurchased	(14,350,598)	(40,425,208)	(27,082,150)	(76,732,186)
Net Increase/(Decrease)	(8,740,701)	$(24,611,855)	(20,967,410)	$(59,379,905)

7. Purchases and Sales of Investment Securities

For the period ended December 31, 2023, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$188,056,917	$207,092,242	$ 199,140,102	$ 249,161,439

Janus Investment Fund	43

Janus Henderson Short Duration Flexible Bond Fund

Notes to Financial Statements (unaudited)

8. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2023 and through the date of issuance of the Fund’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

44	DECEMBER 31, 2023

Janus Henderson Short Duration Flexible Bond Fund

Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093; (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov. Additionally, information regarding the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is also available, free of charge, through janushenderson.com/proxyvoting and from the SEC’s website at http://www.sec.gov.

Full Holdings

The Fund files its complete portfolio holdings (schedule of investments) with the SEC as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to shareholders. The Fund’s Form N-PORT filings and annual and semiannual reports: (i) are available on the SEC’s website at http://www.sec.gov; and (ii) are available without charge, upon request, by calling a Janus Henderson representative at 1-877-335-2687 (toll free) (or 1-800-525-3713 if you hold Class D shares). Portfolio holdings consisting of at least the names of the holdings are generally available on a monthly basis with a 30-day lag under Full Holdings for the Fund at janushenderson.com/info (or janushenderson.com/reports if you hold Class D Shares).

APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD

The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.

In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.

At meetings held on November 3, 2023 and December 14-15, 2023, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2024 through February 1, 2025, subject to earlier termination as provided for in each agreement.

In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.

Nature, Extent and Quality of Services

The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of the Adviser, particularly noting those employees who provide investment and risk management

Janus Investment Fund	45

Janus Henderson Short Duration Flexible Bond Fund

Additional Information (unaudited)

services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.

In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.

The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.

Performance of the Funds

The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2023, approximately 44% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2023, approximately 50% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average 2023 performance has been reasonable, noting that: (i) for the 12 months ended September 30, 2023, approximately 43% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; (ii) for the 36 months ended September 30, 2023, approximately 45% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; and (iii) for the 5- and 10-year periods ended September 30, 2023, approximately 63% and 66% of the Janus Henderson Funds were in the top two quartiles of performance, respectively, as reported by Morningstar.

The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

· For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12

46	DECEMBER 31, 2023

Janus Henderson Short Duration Flexible Bond Fund

Additional Information (unaudited)

months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

Janus Investment Fund	47

Janus Henderson Short Duration Flexible Bond Fund

Additional Information (unaudited)

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

48	DECEMBER 31, 2023

Janus Henderson Short Duration Flexible Bond Fund

Additional Information (unaudited)

U.S. Equity Funds

• For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend is improving.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the evaluated performance period ended June 30, 2023. The Trustees noted that the 12- and 36-month end performance periods ended June 30, 2023 were not yet available.

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• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.

Costs of Services Provided

The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 6% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.

For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, changes in portfolio management, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.

The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.

The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that the Adviser noted that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant referenced its past analyses from 2022, which found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to funds subadvised by the Adviser and to the fees the Adviser charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 9 of 11 Janus Henderson Funds had lower management fees than similar funds subadvised by the Adviser. As part of their review of the 2022 independent consultant findings, the Trustees noted that for the two Janus Henderson Funds that did not have lower management fees than similar funds subadvised by the Adviser, management fees for each were under the average of its 15(c) peer group.

The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2022 (except for Janus Henderson U.S. Dividend Income Fund, for which the period end was March 31, 2023) and noted the following with

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regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Developed World Bond Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

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Additional Information (unaudited)

• For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

U.S. Equity Funds

• For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were

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Additional Information (unaudited)

reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.

Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized

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by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that the Adviser reported no changes to its allocation methodology for the 2023 15(c) process; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.

The Trustees concluded that the management fees payable by each Janus Henderson Fund to the Adviser were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.

Economies of Scale

The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2023 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 28% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 41% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the Janus Henderson Fund is small/midsized and higher fees when the Janus Henderson Fund grows in assets.

With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2023 report that (1) 70% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.

The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.

Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.

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Other Benefits to the Adviser

The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.

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Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in the Fund with one or more widely used market indices. When comparing the performance of the Fund with an index, keep in mind that market indices are not available for investment and do not reflect deduction of expenses.

Average annual total returns are quoted for a Fund with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Cumulative total returns are quoted for a Fund with less than one year of performance history. Cumulative total return is the growth or decline in value of an investment over time, independent of the period of time involved. Cumulative total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Fund’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of the Adviser and reflects the Fund’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Fund’s Schedule of Investments. This schedule reports the types of securities held in the Fund on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Fund invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Fund exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. A company may be allocated to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities, or the country where a majority of the company’s revenues are derived. The Fund’s Schedule of Investments relies upon the industry group and country classifications published by Bloomberg and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Fund’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Fund on the last day of the reporting period.

The Fund’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Fund shares sold to investors but not yet settled. The Fund’s liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Fund’s net assets. Because the Fund must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Fund’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

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Statement of Operations

This statement details the Fund’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Fund holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Fund.

The next section reports the expenses incurred by the Fund, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Fund will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Fund during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Fund holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets

These statements report the increase or decrease in the Fund’s net assets during the reporting period. Changes in the Fund’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Fund’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Fund’s investment operations. The Fund’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Fund to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Fund’s net assets will not be affected.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Fund through purchases or withdrawals via redemptions. The Fund’s net assets will increase and decrease in value as investors purchase and redeem shares from the Fund.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Fund’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the total return for the period. The total return may include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. As a result, the total return may differ from the total return reflected for individual shareholder transactions. Also included are ratios of expenses and net investment income to average net assets.

The Fund’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Fund during the reporting period. Do not confuse this ratio with the Fund’s yield. The net investment income ratio is not a true measure of the Fund’s yield because it does not take into account the dividends distributed to the Fund’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Fund. Portfolio turnover is affected by market conditions, changes in the asset size of the Fund, fluctuating volume of shareholder purchase and redemption orders, the nature of the Fund’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the

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portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

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Notes

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Janus Investment Fund	61

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc Mutual funds distributed by Janus Henderson Distributors US LLC
125-24-93030 02-24

SEMIANNUAL REPORT December 31, 2023

Janus Henderson Small Cap Value Fund

Janus Investment Fund

HIGHLIGHTS • Investment strategy behind your fund • Fund performance, characteristics and holdings

Janus Henderson Small Cap Value Fund

Craig Kempler co-portfolio manager	Justin Tugman co-portfolio manager

Important Notice – Tailored Shareholder Reports

Effective January 24, 2023, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments that require mutual funds and exchange-traded funds to provide shareholders with streamlined annual and semi-annual shareholder reports that highlight key information. Other information, including financial statements, that currently appears in shareholder reports will be made available online, delivered free of charge to shareholders upon request, and filed with the SEC. The first tailored shareholder report for the Fund will be for the reporting period ending June 30, 2024. Currently, management is evaluating the impact of the rule and form amendments on the content of the Fund’s current shareholder reports.

Janus Henderson Small Cap Value Fund (unaudited)

Fund At A Glance

December 31, 2023

5 Top Contributors - Holdings			5 Top Detractors - Holdings
	Average Weight	Relative Contribution		Average Weight	Relative Contribution
Ameris Bancorp	1.89%	0.62%	Envista Holdings Corp	1.21%	-0.59%
M/I Homes Inc	1.43%	0.52%	Hillenbrand Inc	2.07%	-0.45%
Fabrinet	1.42%	0.44%	Black Hills Corp	2.13%	-0.40%
Coca-Cola Consolidated Inc	1.41%	0.41%	Masonite International Corp	1.00%	-0.35%
Piper Jaffray Cos	1.95%	0.41%	Shyft Group Inc/The	0.20%	-0.35%

	5 Top Contributors - Sectors*
		Relative	Fund	Russell 2000 Value Index
		Contribution	Average Weight	Average Weight
	Information Technology	0.71%	5.89%	5.83%
	Consumer Discretionary	0.68%	9.23%	10.40%
	Communication Services	0.35%	0.00%	2.67%
	Consumer Staples	0.27%	3.95%	2.58%
	Utilities	0.16%	2.73%	4.14%

	5 Top Detractors - Sectors*
		Relative	Fund	Russell 2000 Value Index
		Contribution	Average Weight	Average Weight
	Industrials	-2.15%	20.90%	14.28%
	Health Care	-0.56%	7.62%	8.83%
	Financials	-0.40%	23.42%	25.87%
	Materials	-0.35%	6.20%	4.82%
	Energy	-0.25%	10.05%	10.09%

Relative contribution reflects how the portolio's holdings impacted return relative to the benchmark. Cash and securities not held in the portfolio are not shown. For equity portfolios, relative contribution compares the performance of a security in the portfolio to the benchmark's total return, factoring in the difference in weight of that security in the benchmark. Returns are calculated using daily returns and previous day ending weights rolled up by ticker, excluding fixed income securities, gross of advisory fees, may exclude certain derivatives and will differ from actual performance.
Performance attribution reflects returns gross of advisory fees and may differ from actual returns as they are based on end of day holdings. Attribution is calculated by geometrically linking daily returns for the portfolio and index.

*	Based on sector classification according to the Global Industry Classification Standard (“GICS”) codes, which are the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

Janus Investment Fund	1

Janus Henderson Small Cap Value Fund (unaudited)

Fund At A Glance

December 31, 2023

5 Largest Equity Holdings - (% of Net Assets)
Oasis Petroleum Inc
Oil, Gas & Consumable Fuels	3.0%
STAG Industrial Inc
Industrial Real Estate Investment Trusts (REITs)	2.4%
Ameris Bancorp
Banks	2.3%
Black Hills Corp
Multi-Utilities	2.1%
Piper Jaffray Cos
Capital Markets	2.1%
11.9%

Asset Allocation - (% of Net Assets)
Common Stocks	98.0%
Repurchase Agreements	1.3%
Investment Companies	0.8%
Investments Purchased with Cash Collateral from Securities Lending	0.3%
Other	(0.4)%
100.0%

Top Country Allocations - Long Positions - (% of Investment Securities)
As of December 31, 2023	As of June 30, 2023

2	DECEMBER 31, 2023

Janus Henderson Small Cap Value Fund (unaudited)

Performance

See important disclosures on the next page.

Average Annual Total Return - for the periods ended December 31, 2023					Prospectus Expense Ratios
	Fiscal Year-to-Date	One Year	Five Year	Ten Year	Total Annual Fund Operating Expenses‡	Net Annual Fund Operating Expenses‡
Class A Shares at NAV	9.40%	12.91%	7.75%	6.36%	1.14%	1.10%
Class A Shares at MOP	3.10%	6.43%	6.48%	5.73%
Class C Shares at NAV	9.11%	12.21%	7.07%	5.71%	1.68%	1.68%
Class C Shares at CDSC	8.11%	11.21%	7.07%	5.71%
Class D Shares	9.59%	13.25%	8.06%	6.68%	0.73%	0.73%
Class I Shares	9.57%	13.26%	8.06%	6.70%	0.74%	0.74%
Class L Shares(1)	9.72%	13.44%	8.22%	6.83%	0.77%	0.77%
Class N Shares	9.67%	13.42%	8.23%	6.85%	0.57%	0.57%
Class R Shares	9.27%	12.61%	7.41%	6.05%	1.33%	1.33%
Class S Shares	9.38%	12.85%	7.68%	6.31%	1.09%	1.09%
Class T Shares	9.57%	13.16%	7.97%	6.59%	0.82%	0.82%
Russell 2000 Value Index	11.85%	14.65%	10.00%	6.76%
Morningstar Quartile - Class T Shares	-	3rd	4th	3rd
Morningstar Ranking - based on total returns for Small Value Funds	-	350/492	435/451	248/406

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.668.0434 (or 800.525.3713 if you hold shares directly with Janus Henderson) or visit janushenderson.com/performance (or janushenderson.com/allfunds if you hold shares directly with Janus Henderson).

Maximum Offering Price (MOP) returns include the maximum sales charge of 5.75%. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

CDSC returns include a 1% contingent deferred sales charge (CDSC) on Shares redeemed within 12 months of purchase. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

Class L Shares have a voluntarily agreed administrative fee waiver, which could be changed or terminated at any time.

This Fund has a performance-based management fee that may adjust up or down based on the Fund’s performance.

Janus Investment Fund	3

Janus Henderson Small Cap Value Fund (unaudited)

Performance

Performance may be affected by risks that include those associated with foreign and emerging markets, fixed income securities, high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), Environmental, Social and Governance (ESG) factors, non-diversification, portfolio turnover, derivatives, short sales, initial public offerings (IPOs) and potential conflicts of interest. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.

Returns include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

Class A Shares, Class C Shares, Class R Shares and Class S Shares commenced operations on July 6, 2009. Performance shown for each class reflects the performance of the Fund’s Class J Shares (formerly named Investor Shares) for periods prior to July 6, 2009, calculated using the fees and expenses of the corresponding class, without the effect of any fee and expense limitations or waivers.

Class D Shares commenced operations on February 16, 2010, as a result of the restructuring of Class J Shares, the predecessor share class. Performance shown for periods prior to February 16, 2010, reflects the performance of the Fund’s former Class J Shares (formerly named Investor Shares).

Class I Shares commenced operations on July 6, 2009. Performance shown reflects the performance of the Fund’s Class J Shares (formerly named Investor Shares) for periods prior to July 6, 2009, calculated using the fees and expenses of Class J Shares, net of any applicable fee and expense limitations or waivers.

Class N Shares of the Fund commenced operations on May 31, 2012. Performance shown for Class N Shares reflects the performance of the Fund’s Class T Shares from July 6, 2009 to May 31, 2012, calculated using the fees and expenses of Class T Shares, net of any applicable fee and expense limitations or waivers. For periods prior to July 6, 2009, the performance shown for Class N Shares reflects the performance of the Fund’s Class J Shares (formerly named Investor Shares), calculated using the fees and expenses of Class J Shares, net of any applicable fee and expense limitations or waivers.

Class T Shares (formerly named Class J Shares) commenced operations with the Fund’s inception. Performance shown for Class T Shares reflects the fees and expenses of Class T Shares, net of any applicable fee and expense limitations or waivers.

If each share class of the Fund had been available during periods prior to its commencement, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of each share class reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers. Please refer to the Fund’s prospectuses for further details concerning historical performance.

Ranking is for the share class shown only; other classes may have different performance characteristics. When an expense waiver is in effect, it may have a material effect on the total return, and therefore the ranking for the period.

© 2023 Morningstar, Inc. All Rights Reserved.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged.

See “Useful Information About Your Fund Report.”

‡ As stated in the prospectus. Net expense ratios reflect the expense waiver, if any, contractually agreed to for at least a one-year period commencing on October 27, 2023. This contractual waiver may be terminated or modified only at the discretion of the Board of Trustees. See Financial Highlights for actual expense ratios during the reporting period.

(1) Closed to new investors.

4	DECEMBER 31, 2023

Janus Henderson Small Cap Value Fund (unaudited)

Expense Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges (loads) on purchase payments (applicable to Class A Shares only); and (2) ongoing costs, including management fees; 12b-1 distribution and shareholder servicing fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in any share class or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. These fees are fully described in the Fund’s prospectuses. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (7/1/23)	Ending Account Value (12/31/23)	Expenses Paid During Period (7/1/23 - 12/31/23)†	Beginning Account Value (7/1/23)	Ending Account Value (12/31/23)	Expenses Paid During Period (7/1/23 - 12/31/23)†	Net Annualized Expense Ratio (7/1/23 - 12/31/23)
Class A Shares	$1,000.00	$1,094.00	$5.63	$1,000.00	$1,019.76	$5.43	1.07%
Class C Shares	$1,000.00	$1,091.10	$8.62	$1,000.00	$1,016.89	$8.31	1.64%
Class D Shares	$1,000.00	$1,095.90	$3.90	$1,000.00	$1,021.42	$3.76	0.74%
Class I Shares	$1,000.00	$1,095.70	$3.85	$1,000.00	$1,021.47	$3.71	0.73%
Class L Shares	$1,000.00	$1,097.20	$3.11	$1,000.00	$1,022.17	$3.00	0.59%
Class N Shares	$1,000.00	$1,096.70	$3.06	$1,000.00	$1,022.22	$2.95	0.58%
Class R Shares	$1,000.00	$1,092.70	$7.00	$1,000.00	$1,018.45	$6.75	1.33%
Class S Shares	$1,000.00	$1,093.80	$5.74	$1,000.00	$1,019.66	$5.53	1.09%
Class T Shares	$1,000.00	$1,095.70	$4.32	$1,000.00	$1,021.01	$4.17	0.82%
†

Expenses Paid During Period are equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Fund’s prospectuses for more information regarding waivers and/or reimbursements.

Janus Investment Fund	5

Janus Henderson Small Cap Value Fund

Schedule of Investments (unaudited)

December 31, 2023

Shares or Principal Amounts		Value
Common Stocks– 98.0%
Aerospace & Defense – 1.9%
AAR Corp*	435,109	$27,150,802
AerSale Corp*	1,662,212	21,101,781
		48,252,583
Auto Components – 1.3%
Adient PLC*	411,664	14,968,103
Dorman Products Inc*	207,593	17,315,332
		32,283,435
Banks – 16.7%
Ameris Bancorp	1,090,640	57,858,452
Cadence Bank	596,113	17,638,984
Eastern Bankshares Inc	2,887,571	41,003,508
Enterprise Financial Services Corp	296,169	13,223,946
FB Financial Corp	890,081	35,469,728
First Busey Corp	892,868	22,160,984
First Interstate BancSystem Inc - Class A	1,238,866	38,095,129
Fulton Financial Corp	2,766,798	45,541,495
Hancock Whitney Corp	379,460	18,437,961
OFG Bancorp	662,757	24,840,132
Simmons First National Corp - Class A	1,238,449	24,570,828
United Community Banks Inc/GA	1,531,246	44,804,258
Wintrust Financial Corp	361,862	33,562,700
		417,208,105
Beverages – 1.5%
Coca-Cola Consolidated Inc	39,969	37,107,220
Building Products – 2.0%
Gibraltar Industries Inc*	372,031	29,383,008
Masonite International Corp*	233,028	19,728,150
		49,111,158
Capital Markets – 4.1%
Artisan Partners Asset Management Inc	517,571	22,866,287
Lazard Ltd*	405,240	14,102,352
Piper Jaffray Cos	297,116	51,956,675
WisdomTree Investments Inc	1,903,487	13,191,165
		102,116,479
Chemicals – 2.0%
Ashland Global Holdings Inc	179,034	15,094,357
Innospec Inc	278,300	34,297,692
		49,392,049
Commercial Services & Supplies – 2.3%
Boyd Group Services Inc	193,206	40,611,321
UniFirst Corp/MA	91,863	16,802,661
		57,413,982
Construction & Engineering – 1.5%
Comfort Systems USA Inc	180,043	37,029,444
Construction Materials – 1.3%
Eagle Materials Inc	160,269	32,508,964
Diversified Financial Services – 0.9%
EVERTEC Inc	553,507	22,660,577
Electrical Equipment – 1.6%
Encore Wire Corp	182,632	39,010,195
Electronic Equipment, Instruments & Components – 4.0%
Fabrinet*	176,029	33,503,600
Insight Enterprises Inc*	250,044	44,305,296
Rogers Corp*	91,109	12,032,766
Vishay Intertechnology Inc	415,096	9,949,851
		99,791,513
Energy Equipment & Services – 3.2%
ChampionX Corp	1,387,034	40,515,263

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

6	DECEMBER 31, 2023

Janus Henderson Small Cap Value Fund

Schedule of Investments (unaudited)

December 31, 2023

Shares or Principal Amounts		Value
Common Stocks– (continued)
Energy Equipment & Services– (continued)
Oceaneering International Inc*	783,743	$16,678,051
Weatherford International PLC*	222,854	21,801,807
		78,995,121
Equity Real Estate Investment Trusts (REITs) – 0.3%
Broadstone Net Lease Inc	441,662	7,605,420
Food & Staples Retailing – 1.2%
Casey's General Stores Inc	109,433	30,065,622
Food Products – 1.3%
Nomad Foods Ltd*	1,933,338	32,770,079
Gas Utilities – 1.1%
Chesapeake Utilities Corp	155,435	16,418,599
ONE Gas Inc	155,012	9,877,365
		26,295,964
Health Care Equipment & Supplies – 4.0%
Embecta Corp	1,477,966	27,977,896
Enovis Corp*	159,806	8,952,332
Envista Holdings Corp*	1,032,404	24,839,640
Globus Medical Inc*	543,531	28,964,767
Varex Imaging Corp*,£	428,509	8,784,435
		99,519,070
Health Care Providers & Services – 1.7%
Amedisys Inc*	57,342	5,450,931
Owens & Minor Inc*	1,974,676	38,052,007
		43,502,938
Health Care Real Estate Investment Trusts (REITs) – 0.9%
Physicians Realty Trust	1,703,500	22,673,585
Household Durables – 3.3%
M/I Homes Inc*	357,170	49,196,596
Meritage Homes Corp	185,956	32,393,535
		81,590,131
Industrial Real Estate Investment Trusts (REITs) – 2.4%
STAG Industrial Inc	1,521,247	59,724,157
Insurance – 4.1%
Axis Capital Holdings Ltd	620,556	34,360,186
Hanover Insurance Group Inc	316,830	38,469,499
Kemper Corp	414,758	20,186,272
Selective Insurance Group Inc	97,734	9,722,578
		102,738,535
Machinery – 3.3%
Hillenbrand Inc	946,757	45,302,322
Lincoln Electric Holdings Inc	175,076	38,072,027
		83,374,349
Marine – 1.7%
Kirby Corp*	543,913	42,686,292
Metals & Mining – 3.3%
Commercial Metals Co	938,562	46,965,642
TimkenSteel Corp*	1,539,362	36,098,039
		83,063,681
Multiline Retail – 0.6%
Ollie's Bargain Outlet Holdings Inc*	205,696	15,610,269
Multi-Utilities – 2.1%
Black Hills Corp	969,037	52,279,546
Office Real Estate Investment Trusts (REITs) – 0.3%
Corporate Office Properties Trust	298,727	7,656,373
Oil, Gas & Consumable Fuels – 6.1%
Gulfport Energy Corp*	294,149	39,180,647
Magnolia Oil & Gas Corp	1,807,031	38,471,690

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	7

Janus Henderson Small Cap Value Fund

Schedule of Investments (unaudited)

December 31, 2023

Shares or Principal Amounts		Value
Common Stocks– (continued)
Oil, Gas & Consumable Fuels– (continued)
Oasis Petroleum Inc	454,344	$75,525,603
		153,177,940
Pharmaceuticals – 0.8%
Pacira Pharmaceuticals Inc*	561,321	18,938,971
Professional Services – 0.8%
WNS Holdings Ltd (ADR)*	330,689	20,899,545
Real Estate Management & Development – 1.3%
Cushman & Wakefield PLC*	2,994,386	32,339,369
Retail Real Estate Investment Trusts (REITs) – 1.0%
Phillips Edison & Co Inc	682,935	24,913,469
Semiconductor & Semiconductor Equipment – 2.2%
Diodes Inc*	135,082	10,876,803
Tower Semiconductor Ltd*	567,670	17,325,288
Ultra Clean Holdings Inc*	814,102	27,793,442
		55,995,533
Software – 0.3%
Sapiens International Corp NV	226,841	6,564,779
Specialized Real Estate Investment Trusts (REITs) – 1.6%
National Storage Affiliates Trust	389,524	16,153,560
PotlatchDeltic Corp	507,424	24,914,518
		41,068,078
Specialty Retail – 2.0%
Academy Sports & Outdoors Inc	746,235	49,251,510
Textiles, Apparel & Luxury Goods – 2.5%
Steven Madden Ltd	901,076	37,845,192
Under Armour Inc*	2,878,177	25,299,176
		63,144,368
Trading Companies & Distributors – 3.5%
GATX Corp	283,838	34,123,004
H&E Equipment Services Inc	544,920	28,510,214
MSC Industrial Direct Co Inc	247,512	25,063,065
		87,696,283
Total Common Stocks (cost $1,815,826,743)		2,448,026,681
Investment Companies– 0.8%
Exchange-Traded Funds (ETFs) – 0.8%
SPDR S&P Biotech#((cost $18,495,046)	222,626	19,878,276
Repurchase Agreements– 1.3%
ING Financial Markets LLC, Joint repurchase agreement, 5.3000%, dated 12/29/23, maturing 1/2/24 to be repurchased at $18,410,836 collateralized by $19,155,439 in U.S. Treasuries 0.1250% - 4.8750%, 1/31/25 - 11/15/53 with a value of $18,779,074	$18,400,000	18,400,000
Royal Bank of Canada, NY Branch, Joint repurchase agreement, 5.2900%, dated 12/29/23, maturing 1/2/24 to be repurchased at $15,008,817 collateralized by $15,781,013 in U.S. Treasuries 2.1250%, 5/15/25 with a value of $15,308,997	15,000,000	15,000,000
Total Repurchase Agreements (cost $33,400,000)		33,400,000
Investments Purchased with Cash Collateral from Securities Lending– 0.3%
Investment Companies – 0.2%
Janus Henderson Cash Collateral Fund LLC, 5.2936%ºº,£	6,043,174	6,043,174
Time Deposits – 0.1%
Royal Bank of Canada, 5.3100%, 1/2/24	$1,510,793	1,510,793
Total Investments Purchased with Cash Collateral from Securities Lending (cost $7,553,967)		7,553,967
Total Investments (total cost $1,875,275,756) – 100.4%		2,508,858,924
Liabilities, net of Cash, Receivables and Other Assets – (0.4)%		(10,714,066)
Net Assets – 100%		$2,498,144,858

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

8	DECEMBER 31, 2023

Janus Henderson Small Cap Value Fund

Schedule of Investments (unaudited)

December 31, 2023

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$2,390,687,912	95.3%
Canada	40,611,321	1.6
United Kingdom	32,770,079	1.3
Israel	23,890,067	1.0
India	20,899,545	0.8

Total	$2,508,858,924	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 12/31/23
Common Stocks – N/A
Health Care Equipment & Supplies - N/A
Varex Imaging Corp*,š	$-	$3,806,517	$(7,106,483)	$	N/A
Hotels, Restaurants & Leisure - N/A
Century Casinos Inc*	-	(5,168,374)	1,742,382		-
Total Common Stocks	$-	$(1,361,857)	$(5,364,101)		$-
Investments Purchased with Cash Collateral from Securities Lending - 0.2%
Investment Companies - 0.2%
Janus Henderson Cash Collateral Fund LLC, 5.2936%ºº	67,369∆	-	-		6,043,174
Total Affiliated Investments - 0.2%	$67,369	$(1,361,857)	$(5,364,101)		$6,043,174

(1) For securities that were affiliated for a portion of the period ended December 31, 2023, this column reflects amounts for the entire period ended December 31, 2023 and not just the period in which the security was affiliated.

	Value at 6/30/23	Purchases	Sales Proceeds	Value at 12/31/23
Common Stocks – N/A
Health Care Equipment & Supplies - N/A
Varex Imaging Corp*,š	25,663,464	-	(13,579,063)	8,784,435
Hotels, Restaurants & Leisure - N/A
Century Casinos Inc*	14,376,470	-	(10,950,478)	-
Investments Purchased with Cash Collateral from Securities Lending - 0.2%
Investment Companies - 0.2%
Janus Henderson Cash Collateral Fund LLC, 5.2936%ºº	13,164,153	68,324,931	(75,445,910)	6,043,174

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	9

Janus Henderson Small Cap Value Fund

Schedule of Investments (unaudited)

December 31, 2023

Offsetting of Financial Assets and Derivative Assets

	Gross Amounts
	of Recognized	Offsetting Asset	Collateral
Counterparty	Assets	or Liability(a)	Pledged(b)	Net Amount

ING Financial Markets LLC	$18,400,000	$—	$(18,400,000)	$—
JPMorgan Chase Bank, National Association	7,275,260	—	(7,275,260)	—
Royal Bank of Canada, NY Branch	15,000,000	—	(15,000,000)	—

Total	$40,675,260	$—	$(40,675,260)	$—
(a)

Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

10	DECEMBER 31, 2023

Janus Henderson Small Cap Value Fund

Notes to Schedule of Investments and Other Information (unaudited)

Russell 2000® Value Index	Russell 2000® Value Index reflects the performance of U.S. small-cap equities with lower price-to-book ratios and lower forecasted growth values.

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company
SPDR	Standard & Poor's Depositary Receipt

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of December 31, 2023.

#	Loaned security; a portion of the security is on loan at December 31, 2023.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

š	Company was no longer an affiliate as of December 31, 2023.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2023. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$2,448,026,681	$-	$-
Investment Companies	19,878,276	-	-
Repurchase Agreements	-	33,400,000	-
Investments Purchased with Cash Collateral from Securities Lending	-	7,553,967	-
Total Assets	$2,467,904,957	$40,953,967	$-

Janus Investment Fund	11

Janus Henderson Small Cap Value Fund

Statement of Assets and Liabilities (unaudited)

December 31, 2023

See footnotes at the end of the Statement.

Assets:
Unaffiliated investments, at value (cost $1,835,832,582)(1)	$2,469,415,750
Affiliated investments, at value (cost $6,043,174)	6,043,174
Repurchase agreements, at value (cost $33,400,000)	33,400,000
Cash	33,173
Trustees' deferred compensation	68,607
Receivables:
Investments sold	10,573,114
Dividends	2,678,481
Fund shares sold	1,506,655
Interest	19,652
Other assets	27,746
Total Assets	2,523,766,352
Liabilities:
Collateral for securities loaned (Note 2)	7,553,967
Payables:	—
Investments purchased	11,894,412
Fund shares repurchased	4,086,727
Advisory fees	1,464,581
Transfer agent fees and expenses	264,053
Trustees' deferred compensation fees	68,607
12b-1 Distribution and shareholder servicing fees	44,929
Professional fees	34,300
Custodian fees	5,545
Affiliated fund administration fees payable	5,334
Trustees' fees and expenses	2,977
Accrued expenses and other payables	196,062
Total Liabilities	25,621,494
Commitments and contingent liabilities (Note 3)
Net Assets	$2,498,144,858

See Notes to Financial Statements.

12	DECEMBER 31, 2023

Janus Henderson Small Cap Value Fund

Statement of Assets and Liabilities (unaudited)

December 31, 2023

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,813,100,069
Total distributable earnings (loss)	685,044,789
Total Net Assets	$2,498,144,858
Net Assets - Class A Shares	$26,227,031
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,100,787
Net Asset Value Per Share(2)	$23.83
Maximum Offering Price Per Share(3)	$25.28
Net Assets - Class C Shares	$17,120,453
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	784,540
Net Asset Value Per Share(2)	$21.82
Net Assets - Class D Shares	$94,300,163
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	4,020,864
Net Asset Value Per Share	$23.45
Net Assets - Class I Shares	$1,402,161,814
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	59,453,483
Net Asset Value Per Share	$23.58
Net Assets - Class L Shares	$85,656,821
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	3,513,955
Net Asset Value Per Share	$24.38
Net Assets - Class N Shares	$496,477,913
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	21,116,430
Net Asset Value Per Share	$23.51
Net Assets - Class R Shares	$43,133,838
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,886,190
Net Asset Value Per Share	$22.87
Net Assets - Class S Shares	$29,644,317
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,269,524
Net Asset Value Per Share	$23.35
Net Assets - Class T Shares	$303,422,508
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	12,864,333
Net Asset Value Per Share	$23.59

(1) Includes $7,275,260 of securities on loan. See Note 2 in Notes to Financial Statements.

(2) Redemption price per share may be reduced for any applicable contingent deferred sales charge.

(3) Maximum offering price is computed at 100/94.25 of net asset value.

See Notes to Financial Statements.

Janus Investment Fund	13

Janus Henderson Small Cap Value Fund

Statement of Operations (unaudited)

For the period ended December 31, 2023

Investment Income:
Dividends	$20,756,828
Interest	1,038,572
Affiliated securities lending income, net	67,369
Unaffiliated securities lending income, net	19,985
Other income	344
Foreign tax withheld	(31,466)
Total Investment Income	21,851,632
Expenses:
Advisory fees	6,545,558
12b-1 Distribution and shareholder servicing fees:
Class A Shares	42,902
Class C Shares	79,011
Class R Shares	102,093
Class S Shares	33,410
Transfer agent administrative fees and expenses:
Class D Shares	50,882
Class L Shares	78,352
Class R Shares	51,043
Class S Shares	33,399
Class T Shares	368,044
Transfer agent networking and omnibus fees:
Class A Shares	46,101
Class C Shares	7,196
Class I Shares	1,075,078
Other transfer agent fees and expenses:
Class A Shares	728
Class C Shares	353
Class D Shares	8,110
Class I Shares	31,686
Class L Shares	864
Class N Shares	10,411
Class R Shares	407
Class S Shares	326
Class T Shares	2,348
Shareholder reports expense	159,581
Registration fees	119,101
Professional fees	39,330
Affiliated fund administration fees	29,984
Trustees’ fees and expenses	23,496
Custodian fees	7,655
Other expenses	66,737
Total Expenses	9,014,186
Less: Excess Expense Reimbursement and Waivers	(210,112)
Net Expenses	8,804,074
Net Investment Income/(Loss)	13,047,558

See Notes to Financial Statements.

14	DECEMBER 31, 2023

Janus Henderson Small Cap Value Fund

Statement of Operations (unaudited)

For the period ended December 31, 2023

Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	$49,048,459
Investments in affiliates	(1,361,857)
Total Net Realized Gain/(Loss) on Investments	47,686,602
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees’ deferred compensation	163,177,387
Investments in affiliates	(5,364,101)
Total Change in Unrealized Net Appreciation/Depreciation	157,813,286
Net Increase/(Decrease) in Net Assets Resulting from Operations	$218,547,446

See Notes to Financial Statements.

Janus Investment Fund	15

Janus Henderson Small Cap Value Fund

Statements of Changes in Net Assets

	Period ended December 31, 2023 (unaudited)	Year ended June 30, 2023

Operations:
Net investment income/(loss)	$13,047,558	$24,326,823
Net realized gain/(loss) on investments	47,686,602	115,126,973
Change in unrealized net appreciation/depreciation	157,813,286	180,225,668
Net Increase/(Decrease) in Net Assets Resulting from Operations	218,547,446	319,679,464
Dividends and Distributions to Shareholders:
Class A Shares	(1,224,135)	(1,201,002)
Class C Shares	(787,935)	(797,503)
Class D Shares	(4,803,452)	(4,306,275)
Class I Shares	(71,024,966)	(67,590,940)
Class L Shares	(4,416,510)	(3,957,051)
Class N Shares	(26,647,110)	(26,860,645)
Class R Shares	(1,884,573)	(1,858,291)
Class S Shares	(1,397,812)	(1,201,026)
Class T Shares	(15,006,834)	(15,583,510)
Net Decrease from Dividends and Distributions to Shareholders	(127,193,327)	(123,356,243)
Capital Share Transactions:
Class A Shares	(2,642,697)	(4,037,263)
Class C Shares	(531,393)	(1,542,913)
Class D Shares	1,392,428	(2,926,076)
Class I Shares	(22,029,636)	(166,213,635)
Class L Shares	933,096	(15,502,175)
Class N Shares	(46,017,244)	(105,130,829)
Class R Shares	(630,889)	(6,019,543)
Class S Shares	1,171,577	(1,869,761)
Class T Shares	(15,949,189)	(107,076,257)
Net Increase/(Decrease) from Capital Share Transactions	(84,303,947)	(410,318,452)
Net Increase/(Decrease) in Net Assets	7,050,172	(213,995,231)
Net Assets:
Beginning of period	2,491,094,686	2,705,089,917
End of period	$2,498,144,858	$2,491,094,686

See Notes to Financial Statements.

16	DECEMBER 31, 2023

Janus Henderson Small Cap Value Fund

Financial Highlights

Class A Shares
For a share outstanding during the period ended December 31, 2023 (unaudited) and the year ended June 30	2023	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$22.89	$21.24	$24.95	$17.59	$21.57	$23.18
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.08	0.16	0.04	0.13	0.15	0.25
Net realized and unrealized gain/(loss)	2.00	2.44	(3.32)	7.40	(4.00)	(0.39)
Total from Investment Operations	2.08	2.60	(3.28)	7.53	(3.85)	(0.14)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.10)	—	(0.17)	(0.17)	(0.13)	—
Distributions (from capital gains)	(1.04)	(0.95)	(0.26)	—	—	(1.47)
Total Dividends and Distributions	(1.14)	(0.95)	(0.43)	(0.17)	(0.13)	(1.47)
Net Asset Value, End of Period	$23.83	$22.89	$21.24	$24.95	$17.59	$21.57
Total Return*	9.40%	12.39%	(13.44)%	42.99%	(17.98)%	0.56%
Net Assets, End of Period (in thousands)	$26,227	$27,930	$29,651	$69,385	$64,025	$61,505
Average Net Assets for the Period (in thousands)	$26,112	$29,442	$61,533	$68,997	$62,337	$48,049
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.23%	1.11%	1.77%	1.76%	1.86%	1.27%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.07%	0.91%	1.05%	1.11%	1.39%	1.14%
Ratio of Net Investment Income/(Loss)	0.74%	0.73%	0.18%	0.59%	0.77%	1.15%
Portfolio Turnover Rate	18%	44%	44%	53%	59%	39%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	17

Janus Henderson Small Cap Value Fund

Financial Highlights

Class C Shares
For a share outstanding during the period ended December 31, 2023 (unaudited) and the year ended June 30	2023	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$21.01	$19.71	$23.27	$16.41	$20.12	$21.87
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.02	—(2)	(0.10)	(0.01)	0.06	0.11
Net realized and unrealized gain/(loss)	1.83	2.25	(3.10)	6.91	(3.77)	(0.39)
Total from Investment Operations	1.85	2.25	(3.20)	6.90	(3.71)	(0.28)
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	(0.10)	(0.04)	—	—
Distributions (from capital gains)	(1.04)	(0.95)	(0.26)	—	—	(1.47)
Total Dividends and Distributions	(1.04)	(0.95)	(0.36)	(0.04)	—	(1.47)
Net Asset Value, End of Period	$21.82	$21.01	$19.71	$23.27	$16.41	$20.12
Total Return*	9.11%	11.56%	(14.02)%	42.07%	(18.44)%	(0.07)%
Net Assets, End of Period (in thousands)	$17,120	$17,032	$17,440	$22,889	$20,967	$29,619
Average Net Assets for the Period (in thousands)	$16,337	$17,910	$21,362	$22,037	$26,855	$26,902
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.64%	1.65%	1.69%	1.77%	1.92%	1.75%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.64%	1.65%	1.69%	1.77%	1.92%	1.75%
Ratio of Net Investment Income/(Loss)	0.17%	(0.01)%	(0.45)%	(0.06)%	0.30%	0.56%
Portfolio Turnover Rate	18%	44%	44%	53%	59%	39%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

(2) Less than $0.005 on a per share basis.

See Notes to Financial Statements.

18	DECEMBER 31, 2023

Janus Henderson Small Cap Value Fund

Financial Highlights

Class D Shares
For a share outstanding during the period ended December 31, 2023 (unaudited) and the year ended June 30	2023	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$22.61	$21.08	$24.75	$17.44	$21.38	$22.99
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.12	0.21	0.12	0.18	0.24	0.32
Net realized and unrealized gain/(loss)	1.97	2.41	(3.32)	7.35	(3.96)	(0.41)
Total from Investment Operations	2.09	2.62	(3.20)	7.53	(3.72)	(0.09)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.21)	(0.14)	(0.21)	(0.22)	(0.22)	(0.05)
Distributions (from capital gains)	(1.04)	(0.95)	(0.26)	—	—	(1.47)
Total Dividends and Distributions	(1.25)	(1.09)	(0.47)	(0.22)	(0.22)	(1.52)
Net Asset Value, End of Period	$23.45	$22.61	$21.08	$24.75	$17.44	$21.38
Total Return*	9.59%	12.63%	(13.24)%	43.43%	(17.65)%	0.82%
Net Assets, End of Period (in thousands)	$94,300	$89,434	$86,052	$107,471	$86,650	$116,468
Average Net Assets for the Period (in thousands)	$87,719	$90,698	$101,735	$94,637	$105,847	$117,978
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.74%	0.72%	0.75%	0.84%	1.01%	0.83%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.74%	0.72%	0.75%	0.84%	1.01%	0.83%
Ratio of Net Investment Income/(Loss)	1.08%	0.92%	0.49%	0.84%	1.20%	1.48%
Portfolio Turnover Rate	18%	44%	44%	53%	59%	39%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	19

Janus Henderson Small Cap Value Fund

Financial Highlights

Class I Shares
For a share outstanding during the period ended December 31, 2023 (unaudited) and the year ended June 30	2023	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$22.73	$21.18	$24.86	$17.53	$21.50	$23.12
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.12	0.21	0.12	0.19	0.24	0.33
Net realized and unrealized gain/(loss)	1.98	2.43	(3.33)	7.37	(3.97)	(0.41)
Total from Investment Operations	2.10	2.64	(3.21)	7.56	(3.73)	(0.08)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.21)	(0.14)	(0.21)	(0.23)	(0.24)	(0.07)
Distributions (from capital gains)	(1.04)	(0.95)	(0.26)	—	—	(1.47)
Total Dividends and Distributions	(1.25)	(1.09)	(0.47)	(0.23)	(0.24)	(1.54)
Net Asset Value, End of Period	$23.58	$22.73	$21.18	$24.86	$17.53	$21.50
Total Return*	9.57%	12.65%	(13.21)%	43.36%	(17.62)%	0.89%
Net Assets, End of Period (in thousands)	$1,402,162	$1,372,677	$1,436,933	$2,121,333	$1,584,586	$1,531,568
Average Net Assets for the Period (in thousands)	$1,329,503	$1,444,167	$1,839,602	$1,887,591	$1,646,400	$1,337,975
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.74%	0.73%	0.74%	0.81%	1.01%	0.79%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.73%	0.72%	0.74%	0.81%	1.01%	0.79%
Ratio of Net Investment Income/(Loss)	1.08%	0.92%	0.50%	0.87%	1.19%	1.52%
Portfolio Turnover Rate	18%	44%	44%	53%	59%	39%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

20	DECEMBER 31, 2023

Janus Henderson Small Cap Value Fund

Financial Highlights

Class L Shares
For a share outstanding during the period ended December 31, 2023 (unaudited) and the year ended June 30	2023	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$23.49	$21.86	$25.62	$18.05	$22.13	$23.73
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.14	0.25	0.16	0.22	0.28	0.36
Net realized and unrealized gain/(loss)	2.05	2.51	(3.43)	7.60	(4.10)	(0.42)
Total from Investment Operations	2.19	2.76	(3.27)	7.82	(3.82)	(0.06)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.26)	(0.18)	(0.23)	(0.25)	(0.26)	(0.07)
Distributions (from capital gains)	(1.04)	(0.95)	(0.26)	—	—	(1.47)
Total Dividends and Distributions	(1.30)	(1.13)	(0.49)	(0.25)	(0.26)	(1.54)
Net Asset Value, End of Period	$24.38	$23.49	$21.86	$25.62	$18.05	$22.13
Total Return*	9.68%	12.80%	(13.07)%	43.60%	(17.53)%	0.97%
Net Assets, End of Period (in thousands)	$85,657	$81,633	$90,492	$120,351	$97,950	$148,304
Average Net Assets for the Period (in thousands)	$80,598	$86,269	$111,073	$109,087	$130,117	$155,137
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.78%	0.77%	0.81%	0.88%	1.06%	0.88%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.59%	0.58%	0.62%	0.69%	0.87%	0.69%
Ratio of Net Investment Income/(Loss)	1.23%	1.06%	0.63%	1.00%	1.36%	1.62%
Portfolio Turnover Rate	18%	44%	44%	53%	59%	39%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	21

Janus Henderson Small Cap Value Fund

Financial Highlights

Class N Shares
For a share outstanding during the period ended December 31, 2023 (unaudited) and the year ended June 30	2023	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$22.70	$21.16	$24.82	$17.50	$21.46	$23.08
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.14	0.24	0.16	0.22	0.26	0.35
Net realized and unrealized gain/(loss)	1.97	2.43	(3.33)	7.36	(3.95)	(0.42)
Total from Investment Operations	2.11	2.67	(3.17)	7.58	(3.69)	(0.07)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.26)	(0.18)	(0.23)	(0.26)	(0.27)	(0.08)
Distributions (from capital gains)	(1.04)	(0.95)	(0.26)	—	—	(1.47)
Total Dividends and Distributions	(1.30)	(1.13)	(0.49)	(0.26)	(0.27)	(1.55)
Net Asset Value, End of Period	$23.51	$22.70	$21.16	$24.82	$17.50	$21.46
Total Return*	9.67%	12.81%	(13.09)%	43.57%	(17.48)%	0.97%
Net Assets, End of Period (in thousands)	$496,478	$525,231	$586,927	$922,073	$676,894	$585,199
Average Net Assets for the Period (in thousands)	$496,823	$551,264	$822,081	$839,582	$632,706	$515,945
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.58%	0.57%	0.60%	0.67%	0.86%	0.68%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.58%	0.57%	0.60%	0.67%	0.86%	0.68%
Ratio of Net Investment Income/(Loss)	1.23%	1.07%	0.65%	1.01%	1.31%	1.65%
Portfolio Turnover Rate	18%	44%	44%	53%	59%	39%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

22	DECEMBER 31, 2023

Janus Henderson Small Cap Value Fund

Financial Highlights

Class R Shares
For a share outstanding during the period ended December 31, 2023 (unaudited) and the year ended June 30	2023	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$21.94	$20.47	$24.12	$17.03	$20.84	$22.53
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.05	0.07	(0.03)	0.05	0.11	0.18
Net realized and unrealized gain/(loss)	1.92	2.35	(3.22)	7.16	(3.87)	(0.40)
Total from Investment Operations	1.97	2.42	(3.25)	7.21	(3.76)	(0.22)
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	(0.14)	(0.12)	(0.05)	—
Distributions (from capital gains)	(1.04)	(0.95)	(0.26)	—	—	(1.47)
Total Dividends and Distributions	(1.04)	(0.95)	(0.40)	(0.12)	(0.05)	(1.47)
Net Asset Value, End of Period	$22.87	$21.94	$20.47	$24.12	$17.03	$20.84
Total Return*	9.27%	11.97%	(13.73)%	42.49%	(18.11)%	0.20%
Net Assets, End of Period (in thousands)	$43,134	$42,027	$44,592	$48,908	$33,724	$37,555
Average Net Assets for the Period (in thousands)	$40,842	$44,634	$49,737	$42,169	$36,610	$36,037
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.33%	1.33%	1.36%	1.42%	1.61%	1.43%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.33%	1.33%	1.36%	1.42%	1.61%	1.43%
Ratio of Net Investment Income/(Loss)	0.48%	0.32%	(0.11)%	0.25%	0.57%	0.87%
Portfolio Turnover Rate	18%	44%	44%	53%	59%	39%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	23

Janus Henderson Small Cap Value Fund

Financial Highlights

Class S Shares
For a share outstanding during the period ended December 31, 2023 (unaudited) and the year ended June 30	2023	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$22.45	$20.91	$24.57	$17.32	$21.23	$22.85
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.08	0.12	0.03	0.11	0.17	0.24
Net realized and unrealized gain/(loss)	1.96	2.40	(3.28)	7.29	(3.95)	(0.39)
Total from Investment Operations	2.04	2.52	(3.25)	7.40	(3.78)	(0.15)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.10)	(0.03)	(0.15)	(0.15)	(0.13)	—
Distributions (from capital gains)	(1.04)	(0.95)	(0.26)	—	—	(1.47)
Total Dividends and Distributions	(1.14)	(0.98)	(0.41)	(0.15)	(0.13)	(1.47)
Net Asset Value, End of Period	$23.35	$22.45	$20.91	$24.57	$17.32	$21.23
Total Return*	9.38%	12.22%	(13.49)%	42.91%	(17.96)%	0.52%
Net Assets, End of Period (in thousands)	$29,644	$27,150	$26,996	$42,715	$43,538	$55,050
Average Net Assets for the Period (in thousands)	$26,706	$27,921	$36,165	$45,978	$56,349	$55,579
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.09%	1.08%	1.11%	1.18%	1.36%	1.18%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.09%	1.08%	1.11%	1.18%	1.36%	1.18%
Ratio of Net Investment Income/(Loss)	0.73%	0.56%	0.14%	0.55%	0.87%	1.14%
Portfolio Turnover Rate	18%	44%	44%	53%	59%	39%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

24	DECEMBER 31, 2023

Janus Henderson Small Cap Value Fund

Financial Highlights

Class T Shares
For a share outstanding during the period ended December 31, 2023 (unaudited) and the year ended June 30	2023	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$22.70	$21.14	$24.82	$17.49	$21.44	$23.03
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.11	0.19	0.10	0.17	0.22	0.30
Net realized and unrealized gain/(loss)	1.99	2.42	(3.33)	7.36	(3.98)	(0.40)
Total from Investment Operations	2.10	2.61	(3.23)	7.53	(3.76)	(0.10)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.17)	(0.10)	(0.19)	(0.20)	(0.19)	(0.02)
Distributions (from capital gains)	(1.04)	(0.95)	(0.26)	—	—	(1.47)
Total Dividends and Distributions	(1.21)	(1.05)	(0.45)	(0.20)	(0.19)	(1.49)
Net Asset Value, End of Period	$23.59	$22.70	$21.14	$24.82	$17.49	$21.44
Total Return*	9.57%	12.51%	(13.29)%	43.30%	(17.74)%	0.76%
Net Assets, End of Period (in thousands)	$303,423	$307,982	$386,007	$574,472	$516,634	$652,049
Average Net Assets for the Period (in thousands)	$294,514	$352,068	$511,237	$555,651	$621,808	$681,320
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.83%	0.82%	0.85%	0.92%	1.10%	0.92%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.82%	0.81%	0.85%	0.92%	1.10%	0.92%
Ratio of Net Investment Income/(Loss)	0.99%	0.82%	0.40%	0.78%	1.11%	1.38%
Portfolio Turnover Rate	18%	44%	44%	53%	59%	39%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	25

Janus Henderson Small Cap Value Fund

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Janus Henderson Small Cap Value Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 38 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks capital appreciation. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.

The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.

Shareholders, including other funds, individuals, accounts, as well as the Fund’s portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US GAAP")).

Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.

Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.

Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.

The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.

Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.

Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. Class I Shares are also available to certain direct institutional investors including, but not limited to, corporations, certain retirement plans, public plans, and foundations/endowments, who established Class I Share accounts before August 4, 2017.

Class L Shares are designed for pension and profit-sharing plans, employee benefit trusts, endowments, foundations and corporations, as well as high net worth individuals and financial intermediaries who are willing to maintain a minimum account balance of $250,000.

Class N Shares are generally available only to financial intermediaries purchasing on behalf of: 1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial

26	DECEMBER 31, 2023

Janus Henderson Small Cap Value Fund

Notes to Financial Statements (unaudited)

intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.

Class R Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms.

Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.

Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.

The following accounting policies have been followed by the Fund and are in conformity with US GAAP.

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Janus Investment Fund	27

Janus Henderson Small Cap Value Fund

Notes to Financial Statements (unaudited)

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2023 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on the accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

Expenses

The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.

Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and

28	DECEMBER 31, 2023

Janus Henderson Small Cap Value Fund

Notes to Financial Statements (unaudited)

would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

Foreign Currency Translations

The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Dividends and Distributions

The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.

The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

2. Other Investments and Strategies

Market Risk

The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.

Janus Investment Fund	29

Janus Henderson Small Cap Value Fund

Notes to Financial Statements (unaudited)

• COVID-19 Pandemic. The effects of COVID-19 have contributed to increased volatility in global financial markets and have affected and may continue to affect certain countries, regions, issuers, industries and market sectors more dramatically than others. These conditions and events could have a significant impact on the Fund and its investments, the Fund’s ability to meet redemption requests, and the processes and operations of the Fund’s service providers, including the Adviser.

• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.

Exchange-Traded Funds

The Fund may invest in exchange-traded funds (“ETFs”) to gain exposure to a particular portion of the market. ETFs are typically open-end investment companies, which may seek to track the performance of a specific index or be actively managed. ETFs are traded on a national securities exchange at market prices that may vary from the net asset value of their underlying investments. Accordingly, there may be times when an ETF trades at a premium or discount. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. As a result, the cost of investing in the Fund may be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs also involve the risk that an active trading market for an ETF's shares may not develop or be maintained. Similarly, because the value of ETF shares depends on the demand in the market, the Fund may not be able to purchase or sell an ETF at the most optimal time, which could adversely affect the Fund’s performance. In addition, ETFs that track particular indices may be unable to match the performance of such underlying indices due to the temporary unavailability of certain index securities in the secondary market or other factors, such as discrepancies with respect to the weighting of securities. Because the Fund may invest in a broad range of ETFs, such risks may include, but are not limited to, leverage risk, foreign exposure risk, interest rate risk, emerging markets risk, and commodity-linked investments risk. The Fund is also subject to substantially the same risks as those associated with direct exposure to the securities held by the ETF.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Repurchase Agreements

The Fund and other funds advised by the Adviser or its affiliates may transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.

Repurchase agreements held by the Fund are fully collateralized, and such collateral is in the possession of the Fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery

30	DECEMBER 31, 2023

Janus Henderson Small Cap Value Fund

Notes to Financial Statements (unaudited)

may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Securities Lending

Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.

Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).

Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of December 31, 2023, securities lending transactions accounted for as secured borrowings with an overnight and

Janus Investment Fund	31

Janus Henderson Small Cap Value Fund

Notes to Financial Statements (unaudited)

continuous contractual maturity are $7,275,260. Gross amounts of recognized liabilities for securities lending (collateral received) as of December 31, 2023 is $7,553,967, resulting in the net amount due to the counterparty of $278,707.

Offsetting Assets and Liabilities

The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.

The Offsetting Assets and Liabilities table located in the Schedule of Investments presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the Fund's Schedule of Investments.

All repurchase agreements are transacted under legally enforceable master repurchase agreements that give the Fund, in the event of default by the counterparty, the right to liquidate securities held and to offset receivables and payables with the counterparty. For financial reporting purposes, the Fund does not offset financial instruments' payables and receivables and related collateral on the Statement of Assets and Liabilities. Repurchase agreements held by the Fund are fully collateralized, and such collateral is in the possession of the Fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest.

3. Investment Advisory Agreements and Other Transactions with Affiliates

The Fund pays the Adviser an investment advisory fee rate that may adjust up or down based on the Fund’s performance relative to its benchmark index.

The investment advisory fee rate paid to the Adviser by the Fund consists of two components: (1) a base fee calculated by applying the contractual fixed rate of the advisory fee to the Fund’s average daily net assets during the previous month (the “Base Fee Rate”), plus or minus (2) a performance-fee adjustment (the “Performance Adjustment”) calculated by applying a variable rate of up to 0.15% (positive or negative) to the Fund’s average daily net assets based on the Fund’s relative performance compared to the cumulative investment record of its benchmark index over a 36-month performance measurement period or shorter time period, as applicable. The investment advisory fee rate is calculated daily and paid monthly.

The investment performance of the Fund’s Class A Shares (waiving the upfront sales load) for the performance measurement period is used to calculate the Performance Adjustment. The Fund’s Base Fee Rate prior to any performance adjustment (expressed as an annual rate) is 0.72%, and the Fund’s benchmark index used in the calculation is the Russell 2000® Value Index.

No Performance Adjustment is applied unless the difference between the Fund’s investment performance and the cumulative investment record of the Fund’s benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. The Base Fee Rate is subject to an upward or downward Performance Adjustment for every full 0.50% increment by which the Fund outperforms or underperforms its benchmark index, up to the Fund’s full performance rate of ±5.50%. Because the Performance Adjustment is tied to a Fund’s relative performance compared to its benchmark index (and not its absolute performance), the Performance Adjustment could increase the Adviser’s fee even if the Fund’s Shares lose value during the performance measurement period and could decrease the Adviser’s fee even if the Fund’s Shares increase in value during the performance measurement period. For purposes of computing the Base Fee Rate and the Performance Adjustment, net assets are averaged over different periods (average daily net assets during the previous month for the Base Fee Rate, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of the Fund is calculated net of expenses whereas the Fund’s benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions is included in calculating both the performance of a Fund and the Fund’s benchmark index.

The Fund’s prospectuses and statement(s) of additional information contain additional information about performance-based fees. The amount shown as advisory fees on the Statement of Operations reflects the Base Fee Rate plus/minus any Performance Adjustment. For the period ended December 31, 2023, the performance adjusted investment advisory fee rate before any waivers and/or reimbursements of expenses is 0.55%.

32	DECEMBER 31, 2023

Janus Henderson Small Cap Value Fund

Notes to Financial Statements (unaudited)

The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to management fees, any performance adjustments to the management fee, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus fees payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate of 0.91% for at least a one-year period commencing on October 27, 2023. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.

The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser (or any subadvisor, as applicable) provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $226,421 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended December 31, 2023. The Fund's portion is reported as part of “Other expenses” on the Statement of Operations.

Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.

Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion – $49.9 billion	0.10%
Over $49.9 billion	0.08%

During the reporting period, the administrative services fee rate was 0.12%.

The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class R Shares, Class S Shares, and Class T Shares for providing or procuring administrative services to investors in Class R Shares, Class S Shares, and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class R Shares, Class S Shares, and Class T Shares.

The Transfer Agent receives an administrative fee based on the average daily net assets Class L Shares of the Fund based on the average proportion of the Fund’s total net assets sold directly and the average proportion of the Fund’s net assets sold through financial intermediaries on a monthly basis. The asset-weighted fee is calculated by applying a blended annual fee rate of 0.12% on average net assets for the proportion of assets sold directly and 0.25% on average net assets for the proportion of assets sold through financial intermediaries. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations. The Transfer Agent has agreed to

Janus Investment Fund	33

Janus Henderson Small Cap Value Fund

Notes to Financial Statements (unaudited)

waive all or a portion of this fee. Such waiver is voluntary and could change or be terminated at any time at the discretion of the Transfer Agent or the Adviser without prior notification to shareholders. Removal of this fee waiver may have a significant impact on Class L Shares’ total expense ratio. If applicable, amounts waived to the Fund by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.

Shareholder Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.

Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.

The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class L Shares and Class D Shares. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, up to 0.50% for Class R Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.

Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the period ended December 31, 2023, the Distributor retained upfront sales charges of $371.

A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to the Distributor during the period ended December 31, 2023.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended December 31, 2023, redeeming shareholders of Class C Shares paid CDSCs of $1.

The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation

34	DECEMBER 31, 2023

Janus Henderson Small Cap Value Fund

Notes to Financial Statements (unaudited)

of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of December 31, 2023 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended December 31, 2023 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $196,900 were paid by the Trust to the Trustees under the Deferred Plan during the period ended December 31, 2023.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended December 31, 2023 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

4. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2023 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 1,879,419,087	$ 680,760,529	$ (51,320,692)	$ 629,439,837

Janus Investment Fund	35

Janus Henderson Small Cap Value Fund

Notes to Financial Statements (unaudited)

5. Capital Share Transactions

	Period ended December 31, 2023		Year ended June 30, 2023
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	72,556	$ 1,635,195	214,756	$ 4,838,998
Reinvested dividends and distributions	42,363	951,059	42,433	935,219
Shares repurchased	(234,376)	(5,228,951)	(433,166)	(9,811,480)
Net Increase/(Decrease)	(119,457)	$ (2,642,697)	(175,977)	$ (4,037,263)
Class C Shares:
Shares sold	10,432	$ 217,611	20,591	$ 438,387
Reinvested dividends and distributions	37,812	778,169	38,642	784,812
Shares repurchased	(74,158)	(1,527,173)	(133,580)	(2,766,112)
Net Increase/(Decrease)	(25,914)	$ (531,393)	(74,347)	$ (1,542,913)
Class D Shares:
Shares sold	77,954	$ 1,767,330	119,523	$ 2,712,862
Reinvested dividends and distributions	211,346	4,670,749	193,144	4,198,951
Shares repurchased	(223,672)	(5,045,651)	(439,242)	(9,837,889)
Net Increase/(Decrease)	65,628	$ 1,392,428	(126,575)	$ (2,926,076)
Class I Shares:
Shares sold	3,527,561	$ 79,865,506	10,105,264	$ 228,765,913
Reinvested dividends and distributions	3,160,006	70,215,331	3,061,205	66,887,325
Shares repurchased	(7,632,657)	(172,110,473)	(20,608,044)	(461,866,873)
Net Increase/(Decrease)	(945,090)	$ (22,029,636)	(7,441,575)	$ (166,213,635)
Class L Shares:
Shares sold	65,659	$ 1,549,954	79,015	$ 1,847,850
Reinvested dividends and distributions	160,131	3,678,219	147,934	3,338,863
Shares repurchased	(187,743)	(4,295,077)	(891,300)	(20,688,888)
Net Increase/(Decrease)	38,047	$ 933,096	(664,351)	$ (15,502,175)
Class N Shares:
Shares sold	1,350,034	$ 30,542,186	4,217,956	$ 94,866,352
Reinvested dividends and distributions	1,011,621	22,407,396	1,023,510	22,322,753
Shares repurchased	(4,384,893)	(98,966,826)	(9,838,568)	(222,319,934)
Net Increase/(Decrease)	(2,023,238)	$ (46,017,244)	(4,597,102)	$ (105,130,829)
Class R Shares:
Shares sold	88,189	$ 1,898,063	203,076	$ 4,484,059
Reinvested dividends and distributions	87,407	1,884,489	87,817	1,858,216
Shares repurchased	(205,044)	(4,413,441)	(553,367)	(12,361,818)
Net Increase/(Decrease)	(29,448)	$ (630,889)	(262,474)	$ (6,019,543)
Class S Shares:
Shares sold	196,489	$ 4,310,871	258,407	$ 5,769,175
Reinvested dividends and distributions	63,495	1,397,514	55,265	1,194,831
Shares repurchased	(200,053)	(4,536,808)	(395,421)	(8,833,767)
Net Increase/(Decrease)	59,931	$ 1,171,577	(81,749)	$ (1,869,761)
Class T Shares:
Shares sold	238,681	$ 5,414,193	671,656	$ 15,168,690
Reinvested dividends and distributions	659,759	14,666,442	698,074	15,245,927
Shares repurchased	(1,601,415)	(36,029,824)	(6,065,045)	(137,490,874)
Net Increase/(Decrease)	(702,975)	$ (15,949,189)	(4,695,315)	$ (107,076,257)

36	DECEMBER 31, 2023

Janus Henderson Small Cap Value Fund

Notes to Financial Statements (unaudited)

6. Purchases and Sales of Investment Securities

For the period ended December 31, 2023, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$424,435,324	$ 602,426,870	$ -	$ -

7. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2023 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

Janus Investment Fund	37

Janus Henderson Small Cap Value Fund

Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093; (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov. Additionally, information regarding the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is also available, free of charge, through janushenderson.com/proxyvoting and from the SEC’s website at http://www.sec.gov.

Full Holdings

The Fund files its complete portfolio holdings (schedule of investments) with the SEC as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to shareholders. The Fund’s Form N-PORT filings and annual and semiannual reports: (i) are available on the SEC’s website at http://www.sec.gov; and (ii) are available without charge, upon request, by calling a Janus Henderson representative at 1-877-335-2687 (toll free) (or 1-800-525-3713 if you hold Class D shares). Portfolio holdings consisting of at least the names of the holdings are generally available on a monthly basis with a 30-day lag under Full Holdings for the Fund at janushenderson.com/info (or janushenderson.com/reports if you hold Class D Shares).

APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD

The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.

In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.

At meetings held on November 3, 2023 and December 14-15, 2023, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2024 through February 1, 2025, subject to earlier termination as provided for in each agreement.

In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.

Nature, Extent and Quality of Services

The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of the Adviser, particularly noting those employees who provide investment and risk management

38	DECEMBER 31, 2023

Janus Henderson Small Cap Value Fund

Additional Information (unaudited)

services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.

In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.

The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.

Performance of the Funds

The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2023, approximately 44% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2023, approximately 50% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average 2023 performance has been reasonable, noting that: (i) for the 12 months ended September 30, 2023, approximately 43% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; (ii) for the 36 months ended September 30, 2023, approximately 45% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; and (iii) for the 5- and 10-year periods ended September 30, 2023, approximately 63% and 66% of the Janus Henderson Funds were in the top two quartiles of performance, respectively, as reported by Morningstar.

The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

· For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12

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Janus Henderson Small Cap Value Fund

Additional Information (unaudited)

months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

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Janus Henderson Small Cap Value Fund

Additional Information (unaudited)

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

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Additional Information (unaudited)

U.S. Equity Funds

• For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend is improving.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the evaluated performance period ended June 30, 2023. The Trustees noted that the 12- and 36-month end performance periods ended June 30, 2023 were not yet available.

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Additional Information (unaudited)

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.

Costs of Services Provided

The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 6% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.

For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, changes in portfolio management, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.

The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.

The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that the Adviser noted that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant referenced its past analyses from 2022, which found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to funds subadvised by the Adviser and to the fees the Adviser charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 9 of 11 Janus Henderson Funds had lower management fees than similar funds subadvised by the Adviser. As part of their review of the 2022 independent consultant findings, the Trustees noted that for the two Janus Henderson Funds that did not have lower management fees than similar funds subadvised by the Adviser, management fees for each were under the average of its 15(c) peer group.

The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2022 (except for Janus Henderson U.S. Dividend Income Fund, for which the period end was March 31, 2023) and noted the following with

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Additional Information (unaudited)

regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Developed World Bond Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

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Janus Henderson Small Cap Value Fund

Additional Information (unaudited)

• For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

U.S. Equity Funds

• For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were

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Additional Information (unaudited)

reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.

Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized

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Additional Information (unaudited)

by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that the Adviser reported no changes to its allocation methodology for the 2023 15(c) process; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.

The Trustees concluded that the management fees payable by each Janus Henderson Fund to the Adviser were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.

Economies of Scale

The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2023 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 28% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 41% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the Janus Henderson Fund is small/midsized and higher fees when the Janus Henderson Fund grows in assets.

With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2023 report that (1) 70% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.

The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.

Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.

Janus Investment Fund	47

Janus Henderson Small Cap Value Fund

Additional Information (unaudited)

Other Benefits to the Adviser

The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.

48	DECEMBER 31, 2023

Janus Henderson Small Cap Value Fund

Useful Information About Your Fund Report (unaudited)

Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in the Fund with one or more widely used market indices. When comparing the performance of the Fund with an index, keep in mind that market indices are not available for investment and do not reflect deduction of expenses.

Average annual total returns are quoted for a Fund with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Cumulative total returns are quoted for a Fund with less than one year of performance history. Cumulative total return is the growth or decline in value of an investment over time, independent of the period of time involved. Cumulative total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Fund’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of the Adviser and reflects the Fund’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Fund’s Schedule of Investments. This schedule reports the types of securities held in the Fund on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Fund invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Fund exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. A company may be allocated to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities, or the country where a majority of the company’s revenues are derived. The Fund’s Schedule of Investments relies upon the industry group and country classifications published by Bloomberg and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Fund’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Fund on the last day of the reporting period.

The Fund’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Fund shares sold to investors but not yet settled. The Fund’s liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Fund’s net assets. Because the Fund must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Fund’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

Janus Investment Fund	49

Janus Henderson Small Cap Value Fund

Useful Information About Your Fund Report (unaudited)

Statement of Operations

This statement details the Fund’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Fund holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Fund.

The next section reports the expenses incurred by the Fund, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Fund will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Fund during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Fund holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets

These statements report the increase or decrease in the Fund’s net assets during the reporting period. Changes in the Fund’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Fund’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Fund’s investment operations. The Fund’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Fund to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Fund’s net assets will not be affected.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Fund through purchases or withdrawals via redemptions. The Fund’s net assets will increase and decrease in value as investors purchase and redeem shares from the Fund.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Fund’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the total return for the period. The total return may include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. As a result, the total return may differ from the total return reflected for individual shareholder transactions. Also included are ratios of expenses and net investment income to average net assets.

The Fund’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Fund during the reporting period. Do not confuse this ratio with the Fund’s yield. The net investment income ratio is not a true measure of the Fund’s yield because it does not take into account the dividends distributed to the Fund’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Fund. Portfolio turnover is affected by market conditions, changes in the asset size of the Fund, fluctuating volume of shareholder purchase and redemption orders, the nature of the Fund’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the

50	DECEMBER 31, 2023

Janus Henderson Small Cap Value Fund

Useful Information About Your Fund Report (unaudited)

portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

Janus Investment Fund	51

Janus Henderson Small Cap Value Fund

Notes

NotesPage1

52	DECEMBER 31, 2023

Janus Henderson Small Cap Value Fund

Notes

NotesPage2

Janus Investment Fund	53

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc Mutual funds distributed by Janus Henderson Distributors US LLC
125-24-93034 02-24

SEMIANNUAL REPORT December 31, 2023

Janus Henderson Small-Mid Cap Value Fund

Janus Investment Fund

HIGHLIGHTS • Investment strategy behind your fund • Fund performance, characteristics and holdings

Janus Henderson Small-Mid Cap Value Fund

Justin Tugman co-portfolio manager	Kevin Preloger co-portfolio manager

Important Notice – Tailored Shareholder Reports

Effective January 24, 2023, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments that require mutual funds and exchange-traded funds to provide shareholders with streamlined annual and semi-annual shareholder reports that highlight key information. Other information, including financial statements, that currently appears in shareholder reports will be made available online, delivered free of charge to shareholders upon request, and filed with the SEC. The first tailored shareholder report for the Fund will be for the reporting period ending June 30, 2024. Currently, management is evaluating the impact of the rule and form amendments on the content of the Fund’s current shareholder reports.

Janus Henderson Small-Mid Cap Value Fund (unaudited)

Fund At A Glance

December 31, 2023

5 Top Contributors - Holdings			5 Top Detractors - Holdings
	Average Weight	Relative Contribution		Average Weight	Relative Contribution
FB Financial Corp	2.41%	0.69%	Envista Holdings Corp	1.65%	-0.71%
Ameris Bancorp	1.55%	0.56%	Globus Medical Inc	2.81%	-0.59%
Steven Madden Ltd	2.22%	0.44%	FMC Corp	0.62%	-0.51%
Synovus Financial Corp	2.06%	0.43%	Zebra Technologies Corp	0.37%	-0.44%
Black Knight Inc	0.44%	0.36%	Portillo's Inc - Class A	0.59%	-0.44%

	5 Top Contributors - Sectors*
		Relative	Fund	Russell 2500 Value Index
		Contribution	Average Weight	Average Weight
	Consumer Discretionary	0.59%	9.67%	12.37%
	Consumer Staples	0.24%	2.28%	3.04%
	Information Technology	0.23%	8.98%	8.16%
	Communication Services	0.19%	0.00%	2.92%
	Real Estate	0.11%	9.50%	10.22%

	5 Top Detractors - Sectors*
		Relative	Fund	Russell 2500 Value Index
		Contribution	Average Weight	Average Weight
	Materials	-0.85%	7.18%	6.46%
	Health Care	-0.59%	11.95%	7.64%
	Energy	-0.31%	6.87%	5.85%
	Utilities	-0.18%	2.41%	3.53%
	Other**	-0.13%	2.69%	0.00%

Relative contribution reflects how the portolio's holdings impacted return relative to the benchmark. Cash and securities not held in the portfolio are not shown. For equity portfolios, relative contribution compares the performance of a security in the portfolio to the benchmark's total return, factoring in the difference in weight of that security in the benchmark. Returns are calculated using daily returns and previous day ending weights rolled up by ticker, excluding fixed income securities, gross of advisory fees, may exclude certain derivatives and will differ from actual performance.
Performance attribution reflects returns gross of advisory fees and may differ from actual returns as they are based on end of day holdings. Attribution is calculated by geometrically linking daily returns for the portfolio and index.

*	Based on sector classification according to the Global Industry Classification Standard (“GICS”) codes, which are the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
**	Not a GICS classified sector.

Janus Investment Fund	1

Janus Henderson Small-Mid Cap Value Fund (unaudited)

Fund At A Glance

December 31, 2023

5 Largest Equity Holdings - (% of Net Assets)
Fortune Brands Home & Security Inc
Building Products	3.0%
Hartford Financial Services Group Inc
Insurance	2.9%
Lamar Advertising Co
Specialized Real Estate Investment Trusts (REITs)	2.9%
Globus Medical Inc
Health Care Equipment & Supplies	2.7%
Carlisle Cos Inc
Building Products	2.6%
14.1%

Asset Allocation - (% of Net Assets)
Common Stocks	97.4%
Repurchase Agreements	2.5%
Other	0.1%
100.0%

Top Country Allocations - Long Positions - (% of Investment Securities)
As of December 31, 2023	As of June 30, 2023

2	DECEMBER 31, 2023

Janus Henderson Small-Mid Cap Value Fund (unaudited)

Performance

See important disclosures on the next page.

Average Annual Total Return - for the periods ended December 31, 2023						Prospectus Expense Ratios
	Fiscal Year-to-Date	One Year	Five Year	Ten Year	Since Inception*	Total Annual Fund Operating Expenses‡	Net Annual Fund Operating Expenses‡
Class A Shares at NAV	8.13%	14.97%	8.22%	7.14%	8.94%	1.28%	1.07%
Class A Shares at MOP	1.92%	8.37%	6.95%	6.51%	8.40%
Class C Shares at NAV	7.81%	14.13%	7.40%	6.32%	8.10%	2.72%	1.81%
Class C Shares at CDSC	6.81%	13.13%	7.40%	6.32%	8.10%
Class D Shares	8.31%	15.29%	8.46%	7.38%	9.17%	0.94%	0.83%
Class I Shares	8.26%	15.25%	8.48%	7.43%	9.24%	0.90%	0.78%
Class N Shares	8.38%	15.45%	8.61%	7.47%	9.21%	0.77%	0.68%
Class S Shares	8.09%	14.98%	8.17%	7.11%	8.85%	1.88%	1.18%
Class T Shares	8.18%	15.06%	8.31%	7.27%	9.06%	1.06%	0.93%
Russell 2500 Value Index	9.59%	15.98%	10.79%	7.42%	10.67%
Morningstar Quartile - Class I Shares	-	2nd	4th	3rd	4th
Morningstar Ranking - based on total returns for Mid-Cap Blend Funds	-	131/400	360/382	189/334	277/317

Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.668.0434 (or 800.525.3713 if you hold shares directly with Janus Henderson) or visit janushenderson.com/performance (or janushenderson.com/allfunds if you hold shares directly with Janus Henderson).

Maximum Offering Price (MOP) returns include the maximum sales charge of 5.75%. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

CDSC returns include a 1% contingent deferred sales charge (CDSC) on Shares redeemed within 12 months of purchase. Net Asset Value (NAV) returns exclude this charge, which would have reduced returns.

This Fund has a performance-based management fee that may adjust up or down based on the Fund’s performance.

Janus Investment Fund	3

Janus Henderson Small-Mid Cap Value Fund (unaudited)

Performance

Performance may be affected by risks that include those associated with foreign and emerging markets, fixed income securities, high-yield and high-risk securities, undervalued, overlooked and smaller capitalization companies, real estate related securities including Real Estate Investment Trusts (REITs), Environmental, Social and Governance (ESG) factors, non-diversification, portfolio turnover, derivatives, short sales, initial public offerings (IPOs) and potential conflicts of interest. Each product has different risks. Please see the prospectus for more information about risks, holdings and other details.

Returns include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

Class N Shares commenced operations on August 4, 2017. Performance shown for periods prior to August 4, 2017 reflects the historical performance of the Fund’s Class I Shares, calculated using the fees and expenses of Class N Shares, without the effect of any fee and expense limitations or waivers.

If Class N Shares of the Fund had been available during periods prior August 4, 2017, the performance shown may have been different. The performance shown for periods following the Fund’s commencement Class N Shares reflects the fees and expenses of Class N Shares, net of any applicable fee and expense limitations or waivers. Please refer to the Fund’s prospectuses for further details concerning historical performance.

Ranking is for the share class shown only; other classes may have different performance characteristics. When an expense waiver is in effect, it may have a material effect on the total return, and therefore the ranking for the period.

© 2023 Morningstar, Inc. All Rights Reserved.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedule of Investments and Other Information for index definitions.

Index performance does not reflect the expenses of managing a portfolio as an index is unmanaged.

See “Useful Information About Your Fund Report.”

Effective August 1, 2019, the Fund changed its investment strategy. The performance shown for periods prior to August 1, 2019, does not reflect the new investment strategy and is not indicative of the current portfolio.

*The Fund’s inception date – December 15, 2011

‡ As stated in the prospectus. Net expense ratios reflect the expense waiver, if any, contractually agreed to for at least a one-year period commencing on October 27, 2023. This contractual waiver may be terminated or modified only at the discretion of the Board of Trustees. See Financial Highlights for actual expense ratios during the reporting period.

4	DECEMBER 31, 2023

Janus Henderson Small-Mid Cap Value Fund (unaudited)

Expense Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges (loads) on purchase payments (applicable to Class A Shares only); and (2) ongoing costs, including management fees; 12b-1 distribution and shareholder servicing fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in any share class or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. These fees are fully described in the Fund’s prospectuses. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (7/1/23)	Ending Account Value (12/31/23)	Expenses Paid During Period (7/1/23 - 12/31/23)†	Beginning Account Value (7/1/23)	Ending Account Value (12/31/23)	Expenses Paid During Period (7/1/23 - 12/31/23)†	Net Annualized Expense Ratio (7/1/23 - 12/31/23)
Class A Shares	$1,000.00	$1,081.30	$5.34	$1,000.00	$1,020.01	$5.18	1.02%
Class C Shares	$1,000.00	$1,078.10	$8.72	$1,000.00	$1,016.74	$8.47	1.67%
Class D Shares	$1,000.00	$1,083.10	$4.14	$1,000.00	$1,021.17	$4.01	0.79%
Class I Shares	$1,000.00	$1,082.60	$3.87	$1,000.00	$1,021.42	$3.76	0.74%
Class N Shares	$1,000.00	$1,083.80	$3.40	$1,000.00	$1,021.87	$3.30	0.65%
Class S Shares	$1,000.00	$1,080.90	$5.23	$1,000.00	$1,020.11	$5.08	1.00%
Class T Shares	$1,000.00	$1,081.80	$4.66	$1,000.00	$1,020.66	$4.52	0.89%
†

Expenses Paid During Period are equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Fund’s prospectuses for more information regarding waivers and/or reimbursements.

Janus Investment Fund	5

Janus Henderson Small-Mid Cap Value Fund

Schedule of Investments (unaudited)

December 31, 2023

Shares or Principal Amounts		Value
Common Stocks– 97.4%
Aerospace & Defense – 2.0%
BWX Technologies Inc	27,348	$2,098,412
Auto Components – 1.8%
Aptiv PLC*	21,085	1,891,746
Banks – 10.3%
Ameris Bancorp	38,458	2,040,197
Eastern Bankshares Inc	129,619	1,840,590
FB Financial Corp	65,636	2,615,595
OFG Bancorp	55,489	2,079,728
Wintrust Financial Corp	24,529	2,275,065
		10,851,175
Building Products – 5.6%
Carlisle Cos Inc	8,866	2,770,004
Fortune Brands Home & Security Inc	41,234	3,139,557
		5,909,561
Capital Markets – 4.9%
Jefferies Financial Group Inc	54,352	2,196,364
Lazard Ltd*	41,194	1,433,551
WisdomTree Investments Inc	223,933	1,551,856
		5,181,771
Chemicals – 3.0%
Ashland Global Holdings Inc	18,063	1,522,892
Innospec Inc	12,968	1,598,176
		3,121,068
Containers & Packaging – 3.8%
Ball Corp	31,781	1,828,043
Graphic Packaging Holding Co	89,108	2,196,512
		4,024,555
Electric Utilities – 2.2%
Alliant Energy Corp	45,572	2,337,844
Electrical Equipment – 1.8%
Encore Wire Corp	8,953	1,912,361
Electronic Equipment, Instruments & Components – 5.3%
Insight Enterprises Inc*	10,053	1,781,291
Keysight Technologies Inc*	8,412	1,338,265
Vontier Corp	71,190	2,459,614
		5,579,170
Energy Equipment & Services – 1.3%
ChampionX Corp	46,352	1,353,942
Food & Staples Retailing – 2.2%
Casey's General Stores Inc	8,437	2,317,981
Health Care Equipment & Supplies – 5.4%
Embecta Corp	77,069	1,458,916
Envista Holdings Corp*	59,157	1,423,317
Globus Medical Inc*	53,406	2,846,006
		5,728,239
Health Care Providers & Services – 2.2%
Cardinal Health Inc	23,142	2,332,714
Household Durables – 1.9%
Toll Brothers Inc	19,860	2,041,409
Industrial Real Estate Investment Trusts (REITs) – 1.9%
STAG Industrial Inc	50,110	1,967,319
Insurance – 5.0%
Axis Capital Holdings Ltd	40,564	2,246,029
Hartford Financial Services Group Inc	37,893	3,045,839
		5,291,868
Life Sciences Tools & Services – 1.6%
Avantor Inc*	72,160	1,647,413

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

6	DECEMBER 31, 2023

Janus Henderson Small-Mid Cap Value Fund

Schedule of Investments (unaudited)

December 31, 2023

Shares or Principal Amounts		Value
Common Stocks– (continued)
Machinery – 4.4%
Hillenbrand Inc	50,974	$2,439,106
Lincoln Electric Holdings Inc	10,341	2,248,754
		4,687,860
Marine – 2.3%
Kirby Corp*	31,081	2,439,237
Metals & Mining – 2.0%
Commercial Metals Co	42,305	2,116,942
Oil, Gas & Consumable Fuels – 4.7%
Gulfport Energy Corp*	10,360	1,379,952
Magnolia Oil & Gas Corp	88,926	1,893,235
Marathon Oil Corp	67,997	1,642,808
		4,915,995
Real Estate Management & Development – 2.2%
Cushman & Wakefield PLC*	210,894	2,277,655
Retail Real Estate Investment Trusts (REITs) – 2.0%
Agree Realty Corp	33,942	2,136,649
Semiconductor & Semiconductor Equipment – 3.6%
Microchip Technology Inc	19,706	1,777,087
Ultra Clean Holdings Inc*	59,730	2,039,182
		3,816,269
Specialized Real Estate Investment Trusts (REITs) – 4.8%
Lamar Advertising Co	28,608	3,040,458
PotlatchDeltic Corp	40,225	1,975,047
		5,015,505
Specialty Retail – 4.0%
Bath & Body Works Inc	50,739	2,189,895
Burlington Stores Inc*	10,588	2,059,154
		4,249,049
Textiles, Apparel & Luxury Goods – 1.8%
Steven Madden Ltd	44,632	1,874,544
Trading Companies & Distributors – 3.4%
GATX Corp	16,009	1,924,602
MSC Industrial Direct Co Inc	16,807	1,701,877
		3,626,479
Total Common Stocks (cost $82,817,799)		102,744,732
Repurchase Agreements– 2.5%
ING Financial Markets LLC, Joint repurchase agreement, 5.3000%, dated 12/29/23, maturing 1/2/24 to be repurchased at $2,601,531 collateralized by $2,706,747 in U.S. Treasuries 0.1250% - 4.8750%, 1/31/25 - 11/15/53 with a value of $2,653,565((cost $2,600,000)	$2,600,000	2,600,000
Total Investments (total cost $85,417,799) – 99.9%		105,344,732
Cash, Receivables and Other Assets, net of Liabilities – 0.1%		78,680
Net Assets – 100%		$105,423,412

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Janus Investment Fund	7

Janus Henderson Small-Mid Cap Value Fund

Schedule of Investments (unaudited)

December 31, 2023

Offsetting of Financial Assets and Derivative Assets

Gross Amounts
	of Recognized	Offsetting Asset	Collateral
Counterparty	Assets	or Liability(a)	Pledged(b)	Net Amount

ING Financial Markets LLC	$2,600,000	$—	$(2,600,000)	$—

(a)

Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

8	DECEMBER 31, 2023

Janus Henderson Small-Mid Cap Value Fund

Notes to Schedule of Investments and Other Information (unaudited)

Russell 2500TM Value Index	Russell 2500TM Value Index reflects the performance of U.S. small to mid-cap equities with lower price-to-book ratios and lower forecasted growth values.

LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2023. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$102,744,732	$-	$-
Repurchase Agreements	-	2,600,000	-
Total Assets	$102,744,732	$2,600,000	$-

Janus Investment Fund	9

Janus Henderson Small-Mid Cap Value Fund

Statement of Assets and Liabilities (unaudited)

December 31, 2023

See footnotes at the end of the Statement.

Assets:
Investments, at value (cost $82,817,799)	$102,744,732
Repurchase agreements, at value (cost $2,600,000)	2,600,000
Cash	3,350
Trustees' deferred compensation	2,891
Receivables:
Dividends	103,578
Fund shares sold	99,241
Interest	1,531
Other assets	972
Total Assets	105,556,295
Liabilities:
Payables:	—
Fund shares repurchased	41,567
Professional fees	28,711
Advisory fees	19,368
Transfer agent fees and expenses	8,835
Trustees' deferred compensation fees	2,891
12b-1 Distribution and shareholder servicing fees	935
Custodian fees	793
Affiliated fund administration fees payable	223
Trustees' fees and expenses	99
Accrued expenses and other payables	29,461
Total Liabilities	132,883
Commitments and contingent liabilities (Note 3)
Net Assets	$105,423,412

See Notes to Financial Statements.

10	DECEMBER 31, 2023

Janus Henderson Small-Mid Cap Value Fund

Statement of Assets and Liabilities (unaudited)

December 31, 2023

Net Assets Consist of:
Capital (par value and paid-in surplus)	$92,368,998
Total distributable earnings (loss)	13,054,414
Total Net Assets	$105,423,412
Net Assets - Class A Shares	$2,640,715
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	182,898
Net Asset Value Per Share(1)	$14.44
Maximum Offering Price Per Share(2)	$15.32
Net Assets - Class C Shares	$376,290
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	27,258
Net Asset Value Per Share(1)	$13.80
Net Assets - Class D Shares	$41,419,520
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,851,040
Net Asset Value Per Share	$14.53
Net Assets - Class I Shares	$7,049,594
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	480,137
Net Asset Value Per Share	$14.68
Net Assets - Class N Shares	$47,389,074
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	3,262,285
Net Asset Value Per Share	$14.53
Net Assets - Class S Shares	$244,846
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	17,106
Net Asset Value Per Share	$14.31
Net Assets - Class T Shares	$6,303,373
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	433,440
Net Asset Value Per Share	$14.54

(1) Redemption price per share may be reduced for any applicable contingent deferred sales charge. (2) Maximum offering price is computed at 100/94.25 of net asset value.

See Notes to Financial Statements.

Janus Investment Fund	11

Janus Henderson Small-Mid Cap Value Fund

Statement of Operations (unaudited)

For the period ended December 31, 2023

Investment Income:
Dividends	$840,839
Interest	68,673
Foreign tax withheld	(2,310)
Total Investment Income	907,202
Expenses:
Advisory fees	256,315
12b-1 Distribution and shareholder servicing fees:
Class A Shares	3,018
Class C Shares	1,472
Class S Shares	176
Transfer agent administrative fees and expenses:
Class D Shares	22,411
Class S Shares	281
Class T Shares	7,434
Transfer agent networking and omnibus fees:
Class A Shares	1,483
Class C Shares	175
Class I Shares	2,958
Other transfer agent fees and expenses:
Class A Shares	73
Class C Shares	14
Class D Shares	5,046
Class I Shares	192
Class N Shares	962
Class S Shares	3
Class T Shares	77
Registration fees	80,381
Non-affiliated fund administration fees	31,770
Professional fees	27,199
Shareholder reports expense	7,764
Custodian fees	1,304
Affiliated fund administration fees	1,229
Trustees’ fees and expenses	893
Other expenses	7,964
Total Expenses	460,594
Less: Excess Expense Reimbursement and Waivers	(94,993)
Net Expenses	365,601
Net Investment Income/(Loss)	541,601
Net Realized Gain/(Loss) on Investments:
Investments	21,908
Total Net Realized Gain/(Loss) on Investments	21,908
Change in Unrealized Net Appreciation/Depreciation:
Investments and Trustees’ deferred compensation	7,335,107
Total Change in Unrealized Net Appreciation/Depreciation	7,335,107
Net Increase/(Decrease) in Net Assets Resulting from Operations	$7,898,616

See Notes to Financial Statements.

12	DECEMBER 31, 2023

Janus Henderson Small-Mid Cap Value Fund

Statements of Changes in Net Assets

	Period ended December 31, 2023 (unaudited)	Year ended June 30, 2023

Operations:
Net investment income/(loss)	$541,601	$1,047,926
Net realized gain/(loss) on investments	21,908	(4,410,567)
Change in unrealized net appreciation/depreciation	7,335,107	19,496,522
Net Increase/(Decrease) in Net Assets Resulting from Operations	7,898,616	16,133,881
Dividends and Distributions to Shareholders:
Class A Shares	(17,876)	(6,350)
Class C Shares	(268)	—
Class D Shares	(360,330)	(231,444)
Class I Shares	(63,667)	(37,979)
Class N Shares	(471,693)	(420,035)
Class S Shares	(1,747)	—
Class T Shares	(48,513)	(24,323)
Net Decrease from Dividends and Distributions to Shareholders	(964,094)	(720,131)
Capital Share Transactions:
Class A Shares	34,325	(266,933)
Class C Shares	(4,441)	(144,748)
Class D Shares	(2,188,877)	(5,423,913)
Class I Shares	(496,650)	(2,305,216)
Class N Shares	(2,344,682)	(17,553,577)
Class S Shares	(637)	(809,610)
Class T Shares	(305,781)	(2,245,624)
Net Increase/(Decrease) from Capital Share Transactions	(5,306,743)	(28,749,621)
Net Increase/(Decrease) in Net Assets	1,627,779	(13,335,871)
Net Assets:
Beginning of period	103,795,633	117,131,504
End of period	$105,423,412	$103,795,633

See Notes to Financial Statements.

Janus Investment Fund	13

Janus Henderson Small-Mid Cap Value Fund

Financial Highlights

Class A Shares
For a share outstanding during the period ended December 31, 2023 (unaudited) and the year ended June 30	2023	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$13.45	$11.72	$13.98	$10.17	$13.17	$14.13
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.05	0.08	0.06	0.10	0.10	0.10
Net realized and unrealized gain/(loss)	1.04	1.69	(1.93)	3.78	(1.71)	0.65
Total from Investment Operations	1.09	1.77	(1.87)	3.88	(1.61)	0.75
Less Dividends and Distributions:
Dividends (from net investment income)	(0.10)	(0.04)	(0.05)	(0.07)	(0.11)	(0.18)
Distributions (from capital gains)	—	—	(0.34)	—	(1.28)	(1.53)
Total Dividends and Distributions	(0.10)	(0.04)	(0.39)	(0.07)	(1.39)	(1.71)
Net Asset Value, End of Period	$14.44	$13.45	$11.72	$13.98	$10.17	$13.17
Total Return*	8.13%	15.09%	(13.78)%	38.27%	(14.37)%	7.46%
Net Assets, End of Period (in thousands)	$2,641	$2,424	$2,387	$3,279	$3,039	$2,055
Average Net Assets for the Period (in thousands)	$2,413	$2,292	$2,920	$3,034	$2,169	$852
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.31%	1.28%	1.28%	1.35%	1.78%	1.91%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.02%	1.07%	1.12%	1.07%	1.34%	1.31%
Ratio of Net Investment Income/(Loss)	0.82%	0.62%	0.42%	0.81%	0.88%	0.79%
Portfolio Turnover Rate	32%	62%	80%	99%	152%	40%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

14	DECEMBER 31, 2023

Janus Henderson Small-Mid Cap Value Fund

Financial Highlights

Class C Shares
For a share outstanding during the period ended December 31, 2023 (unaudited) and the year ended June 30	2023	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$12.81	$11.22	$13.45	$9.80	$12.74	$13.73
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.02	(0.02)	(0.04)	0.02	0.01	0.02
Net realized and unrealized gain/(loss)	0.98	1.61	(1.85)	3.63	(1.66)	0.60
Total from Investment Operations	1.00	1.59	(1.89)	3.65	(1.65)	0.62
Less Dividends and Distributions:
Dividends (from net investment income)	(0.01)	—	—	—	(0.01)	(0.08)
Distributions (from capital gains)	—	—	(0.34)	—	(1.28)	(1.53)
Total Dividends and Distributions	(0.01)	—	(0.34)	—	(1.29)	(1.61)
Net Asset Value, End of Period	$13.80	$12.81	$11.22	$13.45	$9.80	$12.74
Total Return*	7.81%	14.17%	(14.41)%	37.24%	(15.04)%	6.52%
Net Assets, End of Period (in thousands)	$376	$354	$450	$515	$353	$398
Average Net Assets for the Period (in thousands)	$346	$374	$493	$427	$380	$318
Ratios to Average Net Assets**:
Ratio of Gross Expenses	2.69%	2.72%	2.51%	2.70%	3.23%	3.30%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.67%	1.84%	1.84%	1.81%	2.14%	2.09%
Ratio of Net Investment Income/(Loss)	0.17%	(0.15)%	(0.33)%	0.14%	0.12%	0.16%
Portfolio Turnover Rate	32%	62%	80%	99%	152%	40%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	15

Janus Henderson Small-Mid Cap Value Fund

Financial Highlights

Class D Shares
For a share outstanding during the period ended December 31, 2023 (unaudited) and the year ended June 30	2023	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$13.54	$11.81	$14.08	$10.24	$13.24	$14.19
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.07	0.11	0.08	0.10	0.13	0.16
Net realized and unrealized gain/(loss)	1.05	1.69	(1.93)	3.83	(1.72)	0.61
Total from Investment Operations	1.12	1.80	(1.85)	3.93	(1.59)	0.77
Less Dividends and Distributions:
Dividends (from net investment income)	(0.13)	(0.07)	(0.08)	(0.09)	(0.13)	(0.19)
Distributions (from capital gains)	—	—	(0.34)	—	(1.28)	(1.53)
Total Dividends and Distributions	(0.13)	(0.07)	(0.42)	(0.09)	(1.41)	(1.72)
Net Asset Value, End of Period	$14.53	$13.54	$11.81	$14.08	$10.24	$13.24
Total Return*	8.31%	15.28%	(13.54)%	38.52%	(14.20)%	7.57%
Net Assets, End of Period (in thousands)	$41,420	$40,871	$40,878	$66,854	$21,708	$23,948
Average Net Assets for the Period (in thousands)	$38,652	$42,663	$49,604	$34,811	$22,879	$22,739
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.98%	0.94%	0.95%	1.06%	1.51%	1.45%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.79%	0.83%	0.87%	0.89%	1.17%	1.10%
Ratio of Net Investment Income/(Loss)	1.05%	0.86%	0.62%	0.78%	1.06%	1.22%
Portfolio Turnover Rate	32%	62%	80%	99%	152%	40%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

16	DECEMBER 31, 2023

Janus Henderson Small-Mid Cap Value Fund

Financial Highlights

Class I Shares
For a share outstanding during the period ended December 31, 2023 (unaudited) and the year ended June 30	2023	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$13.69	$11.93	$14.22	$10.34	$13.36	$14.21
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.07	0.11	0.09	0.13	0.11	0.16
Net realized and unrealized gain/(loss)	1.05	1.72	(1.96)	3.84	(1.72)	0.63
Total from Investment Operations	1.12	1.83	(1.87)	3.97	(1.61)	0.79
Less Dividends and Distributions:
Dividends (from net investment income)	(0.13)	(0.07)	(0.08)	(0.09)	(0.13)	(0.11)
Distributions (from capital gains)	—	—	(0.34)	—	(1.28)	(1.53)
Total Dividends and Distributions	(0.13)	(0.07)	(0.42)	(0.09)	(1.41)	(1.64)
Net Asset Value, End of Period	$14.68	$13.69	$11.93	$14.22	$10.34	$13.36
Total Return*	8.26%	15.40%	(13.56)%	38.58%	(14.19)%	7.66%
Net Assets, End of Period (in thousands)	$7,050	$7,074	$8,309	$14,659	$9,848	$7,535
Average Net Assets for the Period (in thousands)	$6,564	$7,072	$10,673	$13,258	$6,734	$6,250
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.95%	0.90%	0.91%	1.10%	1.47%	1.39%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.74%	0.79%	0.82%	0.89%	1.13%	1.06%
Ratio of Net Investment Income/(Loss)	1.09%	0.88%	0.67%	1.02%	0.93%	1.20%
Portfolio Turnover Rate	32%	62%	80%	99%	152%	40%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	17

Janus Henderson Small-Mid Cap Value Fund

Financial Highlights

Class N Shares
For a share outstanding during the period ended December 31, 2023 (unaudited) and the year ended June 30	2023	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$13.55	$11.81	$14.09	$10.24	$13.24	$14.20
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.08	0.13	0.11	0.11	0.15	0.19
Net realized and unrealized gain/(loss)	1.05	1.70	(1.95)	3.84	(1.72)	0.59
Total from Investment Operations	1.13	1.83	(1.84)	3.95	(1.57)	0.78
Less Dividends and Distributions:
Dividends (from net investment income)	(0.15)	(0.09)	(0.10)	(0.10)	(0.15)	(0.21)
Distributions (from capital gains)	—	—	(0.34)	—	(1.28)	(1.53)
Total Dividends and Distributions	(0.15)	(0.09)	(0.44)	(0.10)	(1.43)	(1.74)
Net Asset Value, End of Period	$14.53	$13.55	$11.81	$14.09	$10.24	$13.24
Total Return*	8.38%	15.54%	(13.48)%	38.72%	(14.09)%	7.73%
Net Assets, End of Period (in thousands)	$47,389	$46,653	$56,752	$70,581	$1,806	$1,852
Average Net Assets for the Period (in thousands)	$44,241	$54,098	$65,311	$28,417	$2,112	$1,782
Ratios to Average Net Assets**:
Ratio of Gross Expenses	0.82%	0.77%	0.80%	0.88%	1.48%	1.41%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.65%	0.69%	0.74%	0.76%	1.03%	0.96%
Ratio of Net Investment Income/(Loss)	1.18%	1.02%	0.79%	0.83%	1.24%	1.40%
Portfolio Turnover Rate	32%	62%	80%	99%	152%	40%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

18	DECEMBER 31, 2023

Janus Henderson Small-Mid Cap Value Fund

Financial Highlights

Class S Shares
For a share outstanding during the period ended December 31, 2023 (unaudited) and the year ended June 30	2023	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$13.34	$11.60	$13.84	$10.06	$13.07	$14.12
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.06	0.07	0.04	0.08	0.08	0.09
Net realized and unrealized gain/(loss)	1.01	1.67	(1.91)	3.75	(1.69)	0.65
Total from Investment Operations	1.07	1.74	(1.87)	3.83	(1.61)	0.74
Less Dividends and Distributions:
Dividends (from net investment income)	(0.10)	—	(0.03)	(0.05)	(0.12)	(0.26)
Distributions (from capital gains)	—	—	(0.34)	—	(1.28)	(1.53)
Total Dividends and Distributions	(0.10)	—	(0.37)	(0.05)	(1.40)	(1.79)
Net Asset Value, End of Period	$14.31	$13.34	$11.60	$13.84	$10.06	$13.07
Total Return*	8.09%	15.00%	(13.85)%	38.16%	(14.51)%	7.51%
Net Assets, End of Period (in thousands)	$245	$229	$939	$1,136	$1,004	$390
Average Net Assets for the Period (in thousands)	$225	$493	$1,110	$1,084	$890	$115
Ratios to Average Net Assets**:
Ratio of Gross Expenses	2.54%	1.84%	1.54%	1.71%	2.16%	4.23%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.00%	1.13%	1.20%	1.23%	1.51%	1.29%
Ratio of Net Investment Income/(Loss)	0.84%	0.51%	0.31%	0.68%	0.71%	0.70%
Portfolio Turnover Rate	32%	62%	80%	99%	152%	40%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

Janus Investment Fund	19

Janus Henderson Small-Mid Cap Value Fund

Financial Highlights

Class T Shares
For a share outstanding during the period ended December 31, 2023 (unaudited) and the year ended June 30	2023	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$13.55	$11.81	$14.07	$10.21	$13.22	$14.16
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.06	0.10	0.06	0.06	0.14	0.15
Net realized and unrealized gain/(loss)	1.04	1.69	(1.93)	3.86	(1.76)	0.61
Total from Investment Operations	1.10	1.79	(1.87)	3.92	(1.62)	0.76
Less Dividends and Distributions:
Dividends (from net investment income)	(0.11)	(0.05)	(0.05)	(0.06)	(0.11)	(0.17)
Distributions (from capital gains)	—	—	(0.34)	—	(1.28)	(1.53)
Total Dividends and Distributions	(0.11)	(0.05)	(0.39)	(0.06)	(1.39)	(1.70)
Net Asset Value, End of Period	$14.54	$13.55	$11.81	$14.07	$10.21	$13.22
Total Return*	8.18%	15.18%	(13.67)%	38.50%	(14.40)%	7.51%
Net Assets, End of Period (in thousands)	$6,303	$6,190	$7,416	$18,663	$38,649	$23,144
Average Net Assets for the Period (in thousands)	$5,948	$6,677	$8,946	$11,012	$17,402	$27,284
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.11%	1.06%	1.07%	1.18%	1.55%	1.51%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.89%	0.94%	0.99%	1.02%	1.27%	1.20%
Ratio of Net Investment Income/(Loss)	0.94%	0.74%	0.46%	0.49%	1.08%	1.14%
Portfolio Turnover Rate	32%	62%	80%	99%	152%	40%

* Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Per share amounts are calculated based on average shares outstanding during the year or period.

See Notes to Financial Statements.

20	DECEMBER 31, 2023

Janus Henderson Small-Mid Cap Value Fund

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Janus Henderson Small-Mid Cap Value Fund  (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 38 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks capital appreciation. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.

The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.

Shareholders, including individuals, accounts, as well as the Fund’s portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US GAAP")).

Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.

Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.

Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.

The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.

Effective July 6, 2020, Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.

Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. Class I Shares are also available to certain direct institutional investors including, but not limited to, corporations, certain retirement plans, public plans, and foundations/endowments, who established Class I Share accounts before August 4, 2017.

Class N Shares are generally available only to financial intermediaries purchasing on behalf of: 1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to,

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Janus Henderson Small-Mid Cap Value Fund

Notes to Financial Statements (unaudited)

corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.

Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.

Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.

The following accounting policies have been followed by the Fund and are in conformity with US GAAP.

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on

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Janus Henderson Small-Mid Cap Value Fund

Notes to Financial Statements (unaudited)

an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2023 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on the accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.

Expenses

The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.

Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

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Janus Henderson Small-Mid Cap Value Fund

Notes to Financial Statements (unaudited)

Dividends and Distributions

The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.

The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.

Federal Income Taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

2. Other Investments and Strategies

Market Risk

The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.

• COVID-19 Pandemic. The effects of COVID-19 have contributed to increased volatility in global financial markets and have affected and may continue to affect certain countries, regions, issuers, industries and market sectors more dramatically than others. These conditions and events could have a significant impact on the Fund and its investments, the Fund’s ability to meet redemption requests, and the processes and operations of the Fund’s service providers, including the Adviser.

• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.

Real Estate Investing

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real

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Janus Henderson Small-Mid Cap Value Fund

Notes to Financial Statements (unaudited)

estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Repurchase Agreements

The Fund and other funds advised by the Adviser or its affiliates may transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.

Repurchase agreements held by the Fund are fully collateralized, and such collateral is in the possession of the Fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.

The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Offsetting Assets and Liabilities

The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.

The Offsetting Assets and Liabilities table located in the Schedule of Investments presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the Fund's Schedule of Investments.

All repurchase agreements are transacted under legally enforceable master repurchase agreements that give the Fund, in the event of default by the counterparty, the right to liquidate securities held and to offset receivables and payables with the counterparty. For financial reporting purposes, the Fund does not offset financial instruments' payables and receivables and related collateral on the Statement of Assets and Liabilities. Repurchase agreements held by the Fund are fully collateralized, and such collateral is in the possession of the Fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest.

3. Investment Advisory Agreements and Other Transactions with Affiliates

The Fund pays the Adviser an investment advisory fee rate that may adjust up or down based on the Fund’s performance relative to its benchmark index.

The investment advisory fee rate paid to the Adviser by the Fund consists of two components: (1) a base fee calculated by applying the contractual fixed rate of the advisory fee to the Fund’s average daily net assets during the previous month (the “Base Fee Rate”), plus or minus (2) a performance-fee adjustment (the “Performance Adjustment”)

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Janus Henderson Small-Mid Cap Value Fund

Notes to Financial Statements (unaudited)

calculated by applying a variable rate of up to 0.15% (positive or negative) to the Fund’s average daily net assets based on the Fund’s relative performance compared to the cumulative investment record of its benchmark index over a 36-month performance measurement period or shorter time period, as applicable. The investment advisory fee rate is calculated daily and paid monthly.

The investment performance of the Fund’s Class A Shares (waiving the upfront sales load) for the performance measurement period is used to calculate the Performance Adjustment. The Fund’s Base Fee Rate prior to any performance adjustment (expressed as an annual rate) is 0.70%, and the Fund’s benchmark index used in the calculation is the Russell 2500TM Value Index.

No Performance Adjustment is applied unless the difference between the Fund’s investment performance and the cumulative investment record of the Fund’s benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. The Base Fee Rate is subject to an upward or downward Performance Adjustment for every full 0.50% increment by which the Fund outperforms or underperforms its benchmark index, up to the Fund’s full performance rate of ±5.00%. Because the Performance Adjustment is tied to a Fund’s relative performance compared to its benchmark index (and not its absolute performance), the Performance Adjustment could increase the Adviser’s fee even if the Fund’s Shares lose value during the performance measurement period and could decrease the Adviser’s fee even if the Fund’s Shares increase in value during the performance measurement period. For purposes of computing the Base Fee Rate and the Performance Adjustment, net assets are averaged over different periods (average daily net assets during the previous month for the Base Fee Rate, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of the Fund is calculated net of expenses whereas the Fund’s benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions is included in calculating both the performance of a Fund and the Fund’s benchmark index.

The Fund’s prospectuses and statement(s) of additional information contain additional information about performance-based fees. The amount shown as advisory fees on the Statement of Operations reflects the Base Fee Rate plus/minus any Performance Adjustment. For the period ended December 31, 2023, the performance adjusted investment advisory fee rate before any waivers and/or reimbursements of expenses is 0.52%.

The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to management fees, any performance adjustments to the management fee, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus fees payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses, exceed the annual rate of 0.82% for at least a one-year period commencing on October 27, 2023. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of Operations.

The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser (or any subadvisor, as applicable) provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $226,421 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended December 31, 2023. The Fund's portion is reported as part of “Other expenses” on the Statement of Operations.

Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not

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Janus Henderson Small-Mid Cap Value Fund

Notes to Financial Statements (unaudited)

limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.

Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion – $49.9 billion	0.10%
Over $49.9 billion	0.08%

During the reporting period, the administrative services fee rate was 0.12%.

The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class S Shares and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class S Shares and Class T Shares.

Shareholder Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.

Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.

The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.

Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the period ended December 31, 2023, the Distributor retained upfront sales charges of $195.

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Janus Henderson Small-Mid Cap Value Fund

Notes to Financial Statements (unaudited)

A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to the Distributor during the period ended December 31, 2023.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class C Shares during the period ended December 31, 2023.

The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of December 31, 2023 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the period ended December 31, 2023 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. Deferred fees of $196,900 were paid by the Trust to the Trustees under the Deferred Plan during the period ended December 31, 2023.

As of December 31, 2023, shares of the Fund were owned by affiliates of the Adviser, and/or other funds advised by the Adviser, as indicated in the table below:

Class	% of Class Owned	% of Fund Owned
Class A Shares	-%	-%
Class C Shares	-	-
Class D Shares	-	-
Class I Shares	-	-
Class N Shares	43	19
Class S Shares	38	-*
Class T Shares	-	-

* Less than 0.50%

4. Federal Income Tax

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses, and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

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Janus Henderson Small-Mid Cap Value Fund

Notes to Financial Statements (unaudited)

Accumulated capital losses noted below represent net capital loss carryovers, as of June 30, 2023, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.

Capital Loss Carryover Schedule
For the year ended June 30, 2023
No Expiration
Short-Term	Long-Term	Accumulated Capital Losses
$(6,090,278)	$ -	$(6,090,278)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2023 are noted below. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 85,825,970	$21,892,708	$ (2,373,946)	$ 19,518,762

Janus Investment Fund	29

Janus Henderson Small-Mid Cap Value Fund

Notes to Financial Statements (unaudited)

5. Capital Share Transactions

	Period ended December 31, 2023		Year ended June 30, 2023
	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	6,465	$ 84,476	12,537	$ 163,797
Reinvested dividends and distributions	1,307	17,876	505	6,350
Shares repurchased	(5,151)	(68,027)	(36,384)	(437,080)
Net Increase/(Decrease)	2,621	$ 34,325	(23,342)	$ (266,933)
Class C Shares:
Shares sold	566	$ 7,250	3,611	$ 43,236
Reinvested dividends and distributions	20	268	-	-
Shares repurchased	(945)	(11,959)	(16,104)	(187,984)
Net Increase/(Decrease)	(359)	$ (4,441)	(12,493)	$ (144,748)
Class D Shares:
Shares sold	160,694	$ 2,202,644	508,073	$ 6,729,242
Reinvested dividends and distributions	25,232	347,189	17,788	224,835
Shares repurchased	(352,493)	(4,738,710)	(970,215)	(12,377,990)
Net Increase/(Decrease)	(166,567)	$(2,188,877)	(444,354)	$ (5,423,913)
Class I Shares:
Shares sold	12,351	$ 168,112	87,999	$ 1,156,764
Reinvested dividends and distributions	4,580	63,667	2,974	37,979
Shares repurchased	(53,580)	(728,429)	(270,652)	(3,499,959)
Net Increase/(Decrease)	(36,649)	$ (496,650)	(179,679)	$ (2,305,216)
Class N Shares:
Shares sold	122,359	$ 1,669,002	1,273,572	$ 16,309,966
Reinvested dividends and distributions	34,280	471,693	33,231	420,035
Shares repurchased	(336,796)	(4,485,377)	(2,667,885)	(34,283,578)
Net Increase/(Decrease)	(180,157)	$(2,344,682)	(1,361,082)	$(17,553,577)
Class S Shares:
Shares sold	15	$ 215	11,491	$ 143,916
Reinvested dividends and distributions	129	1,747	-	-
Shares repurchased	(206)	(2,599)	(75,338)	(953,526)
Net Increase/(Decrease)	(62)	$ (637)	(63,847)	$ (809,610)
Class T Shares:
Shares sold	23,230	$ 313,652	204,265	$ 2,619,557
Reinvested dividends and distributions	3,523	48,513	1,923	24,323
Shares repurchased	(50,107)	(667,946)	(377,553)	(4,889,504)
Net Increase/(Decrease)	(23,354)	$ (305,781)	(171,365)	$ (2,245,624)

6. Purchases and Sales of Investment Securities

For the period ended December 31, 2023, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$30,920,705	$ 36,192,699	$ -	$ -

30	DECEMBER 31, 2023

Janus Henderson Small-Mid Cap Value Fund

Notes to Financial Statements (unaudited)

7.  Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2023 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

Janus Investment Fund	31

Janus Henderson Small-Mid Cap Value Fund

Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-1093; (ii) on the Fund’s website at janushenderson.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov. Additionally, information regarding the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is also available, free of charge, through janushenderson.com/proxyvoting and from the SEC’s website at http://www.sec.gov.

Full Holdings

The Fund files its complete portfolio holdings (schedule of investments) with the SEC as an exhibit to Form N-PORT within 60 days of the end of the first and third fiscal quarters, and in the annual report and semiannual report to shareholders. The Fund’s Form N-PORT filings and annual and semiannual reports: (i) are available on the SEC’s website at http://www.sec.gov; and (ii) are available without charge, upon request, by calling a Janus Henderson representative at 1-877-335-2687 (toll free) (or 1-800-525-3713 if you hold Class D shares). Portfolio holdings consisting of at least the names of the holdings are generally available on a monthly basis with a 30-day lag under Full Holdings for the Fund at janushenderson.com/info (or janushenderson.com/reports if you hold Class D Shares).

APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD

The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “VIT Portfolio,” and collectively, the “VIT Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the VIT Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.

In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analysis provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.

At meetings held on November 3, 2023 and December 14-15, 2023, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2024 through February 1, 2025, subject to earlier termination as provided for in each agreement.

In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.

Nature, Extent and Quality of Services

The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources and key personnel of the Adviser, particularly noting those employees who provide investment and risk management

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Janus Henderson Small-Mid Cap Value Fund

Additional Information (unaudited)

services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.

In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.

The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.

Performance of the Funds

The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, and with the Janus Henderson Fund’s benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2023, approximately 44% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2023, approximately 50% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average 2023 performance has been reasonable, noting that: (i) for the 12 months ended September 30, 2023, approximately 43% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; (ii) for the 36 months ended September 30, 2023, approximately 45% of the Janus Henderson Funds were in the top two quartiles of performance as reported by Morningstar; and (iii) for the 5- and 10-year periods ended September 30, 2023, approximately 63% and 66% of the Janus Henderson Funds were in the top two quartiles of performance, respectively, as reported by Morningstar.

The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

· For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12

Janus Investment Fund	33

Janus Henderson Small-Mid Cap Value Fund

Additional Information (unaudited)

months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Global Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

34	DECEMBER 31, 2023

Janus Henderson Small-Mid Cap Value Fund

Additional Information (unaudited)

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that the Fund’s performance was in third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

Janus Investment Fund	35

Janus Henderson Small-Mid Cap Value Fund

Additional Information (unaudited)

U.S. Equity Funds

• For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the third Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2023 and the first Broadridge quartile for the 12 months ended June 30, 2023.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend is improving.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the bottom Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.

• For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the evaluated performance period ended June 30, 2023. The Trustees noted that the 12- and 36-month end performance periods ended June 30, 2023 were not yet available.

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Janus Henderson Small-Mid Cap Value Fund

Additional Information (unaudited)

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2023 and the second Broadridge quartile for the 12 months ended June 30, 2023. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.

In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.

Costs of Services Provided

The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as provided by Broadridge, an independent data provider. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 8% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 6% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.

For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, changes in portfolio management, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.

The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.

The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered that the Adviser noted that, under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted that the independent fee consultant referenced its past analyses from 2022, which found that: (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to funds subadvised by the Adviser and to the fees the Adviser charges to its institutional separate account clients; (2) these subadvised and institutional separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 9 of 11 Janus Henderson Funds had lower management fees than similar funds subadvised by the Adviser. As part of their review of the 2022 independent consultant findings, the Trustees noted that for the two Janus Henderson Funds that did not have lower management fees than similar funds subadvised by the Adviser, management fees for each were under the average of its 15(c) peer group.

The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2022 (except for Janus Henderson U.S. Dividend Income Fund, for which the period end was March 31, 2023) and noted the following with

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Janus Henderson Small-Mid Cap Value Fund

Additional Information (unaudited)

regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:

Asset Allocation Funds

• For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

Fixed-Income Funds

• For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Developed World Bond Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

Global and International Equity Funds

• For Janus Henderson Asia Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

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Janus Henderson Small-Mid Cap Value Fund

Additional Information (unaudited)

• For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.

• For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Overseas Fund, the Trustees noted that although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s total expenses were below the peer group for all share classes.

Money Market Funds

• For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

Multi-Asset Funds

• For Janus Henderson Adaptive Global Allocation Fund, the Trustees noted that, that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

U.S. Equity Funds

• For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were

Janus Investment Fund	39

Janus Henderson Small-Mid Cap Value Fund

Additional Information (unaudited)

reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for all share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses, although this limit did not apply because the Fund’s total expenses as shown were below the applicable fee limit.

• For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Triton Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

• For Janus Henderson Venture Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.

The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.

Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized

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Janus Henderson Small-Mid Cap Value Fund

Additional Information (unaudited)

by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that the Adviser reported no changes to its allocation methodology for the 2023 15(c) process; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.

The Trustees concluded that the management fees payable by each Janus Henderson Fund to the Adviser were reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.

Economies of Scale

The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2023 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 28% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 41% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the Janus Henderson Fund is small/midsized and higher fees when the Janus Henderson Fund grows in assets.

With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2023 report that (1) 70% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.

The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.

Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.

Janus Investment Fund	41

Janus Henderson Small-Mid Cap Value Fund

Additional Information (unaudited)

Other Benefits to the Adviser

The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.

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Janus Henderson Small-Mid Cap Value Fund

Useful Information About Your Fund Report (unaudited)

Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in the Fund with one or more widely used market indices. When comparing the performance of the Fund with an index, keep in mind that market indices are not available for investment and do not reflect deduction of expenses.

Average annual total returns are quoted for a Fund with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Cumulative total returns are quoted for a Fund with less than one year of performance history. Cumulative total return is the growth or decline in value of an investment over time, independent of the period of time involved. Cumulative total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Fund’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of the Adviser and reflects the Fund’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Fund’s Schedule of Investments. This schedule reports the types of securities held in the Fund on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Fund invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Fund exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. A company may be allocated to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities, or the country where a majority of the company’s revenues are derived. The Fund’s Schedule of Investments relies upon the industry group and country classifications published by Bloomberg and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Fund’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Fund on the last day of the reporting period.

The Fund’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Fund shares sold to investors but not yet settled. The Fund’s liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Fund’s net assets. Because the Fund must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Fund’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

Janus Investment Fund	43

Janus Henderson Small-Mid Cap Value Fund

Useful Information About Your Fund Report (unaudited)

Statement of Operations

This statement details the Fund’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Fund holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Fund.

The next section reports the expenses incurred by the Fund, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Fund will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Fund during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Fund holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets

These statements report the increase or decrease in the Fund’s net assets during the reporting period. Changes in the Fund’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Fund’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Fund’s investment operations. The Fund’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Fund to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Fund’s net assets will not be affected.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Fund through purchases or withdrawals via redemptions. The Fund’s net assets will increase and decrease in value as investors purchase and redeem shares from the Fund.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Fund’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the period. The next line reflects the total return for the period. The total return may include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. As a result, the total return may differ from the total return reflected for individual shareholder transactions. Also included are ratios of expenses and net investment income to average net assets.

The Fund’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Fund during the reporting period. Do not confuse this ratio with the Fund’s yield. The net investment income ratio is not a true measure of the Fund’s yield because it does not take into account the dividends distributed to the Fund’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Fund. Portfolio turnover is affected by market conditions, changes in the asset size of the Fund, fluctuating volume of shareholder purchase and redemption orders, the nature of the Fund’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the

44	DECEMBER 31, 2023

Janus Henderson Small-Mid Cap Value Fund

Useful Information About Your Fund Report (unaudited)

portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

Janus Investment Fund	45

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc Mutual funds distributed by Janus Henderson Distributors US LLC
125-24-93033 02-24

(b) Not applicable.

Item 2 - Code of Ethics

Not applicable to semiannual reports.

Item 3 - Audit Committee Financial Expert

Not applicable to semiannual reports.

Item 4 - Principal Accountant Fees and Services

Not applicable to semiannual reports.

Item 5 - Audit Committee of Listed Registrants

Not applicable.

Item 6 - Investments

(a) Schedule of Investments is contained in the Reports to Shareholders included under Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant.

Item 8 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant.

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant.

Item 10 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

Item 11 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

(a) Not applicable

(b) Not applicable.

Item 13 - Exhibits

(a) (1) Not applicable because the Registrant has posted its Code of Ethics (as defined in Item 2(b) of
Form N-CSR) on its website pursuant to paragraph (f)(2) of Item 2 of Form N-CSR.

(a) (2) Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required under Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Ex99.CERT.

(b) A certification for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached as Ex99.906CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Janus Investment Fund

By: /s/ Michelle Rosenberg

Michelle Rosenberg, President and Chief Executive Officer of Janus Investment Fund

(Principal Executive Officer)

Date: February 29, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Michelle Rosenberg

Michelle Rosenberg, President and Chief Executive Officer of Janus Investment Fund

(Principal Executive Officer)

Date: February 29, 2024

By: /s/ Jesper Nergaard

Jesper Nergaard, Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer of Janus Investment Fund

(Principal Accounting Officer and Principal Financial Officer)

Date: February 29, 2024